UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:   BlackRock Funds

BlackRock Advantage Emerging Markets Fund (Formerly BlackRock Emerging Markets Long/Short Equity Fund)

BlackRock Global Long/Short Equity Fund

iShares Edge MSCI Multifactor Intl Index Fund (Formerly BlackRock Multifactor International Index Fund)

iShares Edge MSCI Multifactor USA Index Fund (Formerly BlackRock Multifactor USA Index Fund)

iShares Edge MSCI Min Vol EAFE Index Fund (Formerly BlackRock Min Vol EAFE Index Fund)

iShares Edge MSCI Min Vol USA Index Fund (Formerly BlackRock Min Vol USA Index Fund)

iShares Edge MSCI USA Momentum Factor Index Fund (Formerly BlackRock USA Momentum Factor Index Fund)

iShares Edge MSCI USA Quality Factor Index Fund (Formerly BlackRock USA Quality Factor Index Fund)

iShares Edge MSCI USA Size Factor Index Fund (Formerly BlackRock USA Size Factor Index Fund)

iShares Edge MSCI USA Value Factor Index Fund (Formerly BlackRock USA Value Factor Index Fund)

iShares MSCI Asia ex Japan Index Fund (Formerly BlackRock MSCI Asia ex Japan Index Fund)

iShares MSCI Developed World Index Fund (Formerly BlackRock MSCI World Index Fund)

iShares Russell Mid-Cap Index Fund (Formerly BlackRock Midcap Index Fund)

iShares Russell Small/Mid-Cap Index Fund (Formerly Blackrock Small/Mid Cap Index Fund)

iShares Total U.S. Stock Market Index Fund (Formerly BlackRock Total Stock Market Index Fund)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd

              Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2017

Date of reporting period: 07/31/2017

Item 1 – Report to Stockholders

JULY 31, 2017

ANNUAL REPORT

BlackRock FundsSM

➢	BlackRock Advantage Emerging Markets Fund
➢	BlackRock Global Long/Short Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended July 31, 2017, risk assets, such as stocks and high-yield bonds, continued to deliver strong performance. These markets showed great resilience during a period with big surprises, including the aftermath of the U.K.’s vote to leave the European Union and the outcome of the U.S. presidential election, which brought only brief spikes in equity market volatility. These expressions of isolationism and discontent were countered by the closely watched and less surprising elections in France, the Netherlands and Australia.

Interest rates rose, which worked against high-quality assets with more interest rate sensitivity. Aside from the shortest-term Treasury bills, most U.S. Treasuries posted negative returns, as rising energy prices, modest wage increases and steady job growth led to expectations of higher inflation and anticipation of interest rate increases by the U.S. Federal Reserve (the “Fed”).

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and economic uncertainty. Reflationary expectations accelerated after the U.S. election in November 2016 and continued into the beginning of 2017, stoked by expectations that the new administration’s policies would provide an extra boost to U.S. growth.

The Fed has responded to these positive developments by increasing interest rates three times in the last six months, setting expectations for additional interest rate increases and moving toward normalizing monetary policy. Divergent global monetary policy continued in earnest, as the European Central Bank and the Bank of Japan reiterated their commitments to economic stimulus despite nascent signs of sustained economic growth in both countries.

In recent months, growing skepticism about the near-term likelihood of significant U.S. tax reform and infrastructure spending has tempered enthusiasm around the reflation trade. Similarly, renewed concern about oversupply has weighed on energy prices. Nonetheless, financial markets — and to an extent the Fed — have adopted a “wait-and-see” approach to the economic data and potential fiscal stimulus. Although uncertainty has persisted, benign credit conditions, modest inflation and the positive outlook for economic growth have kept markets relatively tranquil.

Although economic momentum is gaining traction, the capacity for rapid global growth is restrained by structural factors, including an aging population, low productivity growth and excess savings, as well as cyclical factors, such as the Fed moving toward the normalization of monetary policy and the length of the current expansion. Tempered economic growth and high valuations across most assets have set the stage for muted returns going forward. At current valuation levels, potential equity gains will likely be closely tied to the pace of earnings growth, which has remained solid thus far in 2017.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of July 31, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	9.51%	16.04%
U.S. small cap equities (Russell 2000® Index)	5.35	18.45
International equities (MSCI Europe, Australasia, Far East Index)	13.79	17.77
Emerging market equities (MSCI Emerging Markets Index)	18.98	24.84
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.35	0.54
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	2.33	(5.73)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.51	(0.51)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.40	0.36
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	4.57	10.94
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

BLACKROCK FUNDS	JULY 31, 2017	3

Fund Summary as of July 31, 2017	BlackRock Advantage Emerging Markets Fund

Investment Objective

BlackRock Advantage Emerging Markets Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation.

On March 23, 2017, the Fund’s Board approved a proposal to change the name of BlackRock Emerging Markets Long/Short Equity Fund to BlackRock Advantage Emerging Markets Fund. The Board also approved certain changes to the Fund’s investment objective and investment strategies. In addition, the Fund’s Manager has determined to change the benchmark indices against which the Fund compares its performance. These changes were effective on June 12, 2017.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12-month period ended July 31, 2017, the Fund outperformed its former benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. Effective June 12, 2017, the Fund adopted the MSCI Emerging Markets Index as its new benchmark in conjunction with changes in the Fund’s investment strategy. For the same period, the Fund underperformed its new benchmark. The following discussion of relative performance pertains to the former benchmark, except where noted.

What factors influenced performance?

•

As part of its investment strategy, the Fund uses derivatives, including total return swaps, to achieve exposure to a market or to manage market and/or equity risks. Through its use of total return swaps, the Fund’s performance is attributable to bottom-up security selection and top-down country and industry positioning, coupled with a long-short approach to controlling the Fund’s exposure to the market.

•

The Fund’s net long equity market exposure was the largest positive contributor to performance, as emerging market equities rallied strongly during the period. In particular, the Fund’s investments in developed market companies with significant emerging market exposure had outstanding performance for the 12 months, despite lagging coming into the period. Stock selection strategies that focused on sentiment saw strong performance in the second half of the period in response to the market’s perception of a reflationary trend. Strategies based on fundamentals performed well during the first half of the period, boosted by the surprising result of the November 2016 U.S. presidential election.

•

For the 12-month period, direct investments in emerging-market companies detracted from the Fund’s performance. Country selection was a significant detractor during the period, as adverse political news in Brazil hurt the Fund’s overall overweight positioning there, while increased optimism over the prospect of political reform in South Korea worked against the Fund’s underweight position in South Korean stocks. Toward the end of the period, stock selection strategies driven by fundamentals detracted notably due to underperformance of positions trading at a discount to their underlying fundamental business prospects. Strategies based on market sentiment underperformed throughout the first half of the period before recovering to some extent late in the period.

Describe recent portfolio activity.

•	Effective June 12, 2017, the Fund changed its name to BlackRock Advantage Emerging Market Equity Fund. Concurrently, changes were made to the Fund’s investment strategy.

•

The Fund no longer maintains a market-neutral portfolio. Instead, the new investment strategy calls for full exposure to emerging market equities. To reflect its new strategy, the Fund’s benchmark was changed to the MSCI Emerging Markets Index.

•

The Fund continues to be managed by BlackRock’s Scientific Active Equity (“SAE”) team, which incorporates a research-driven, systematic approach to identifying differentiated investment opportunities across markets that are likely to produce outperformance. The SAE team is a pioneer in scientific active equity management, having managed portfolios for institutional clients since 1985.

•

The Fund was fully invested throughout the period. The Fund’s cash exposure had no material impact on performance as it was principally in conjunction with the Fund taking long and short positions via the use of derivatives.

Describe portfolio positioning at period end.

•

Relative to the MSCI Emerging Markets Index, the Fund’s largest overweight positions with respect to country selection were in Brazil, Thailand and Turkey, while the Fund held underweight positions in India and Mexico. From a sector perspective, the Fund’s largest overweights were in information technology and telecommunications services, while the most significant underweight position was in financials.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS	JULY 31, 2017

BlackRock Advantage Emerging Markets Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.

[2]

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Emerging Markets Long/Short Equity Fund.

[3]	An unmanaged index that tracks 3-month U.S. Treasury securities.

[4]

A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 24 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates.

[5]	Commencement of operations.

Performance Summary for the Period Ended July 31, 2017

		Average Annual Total Returns[2,6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.27%	3.48%	N/A	(0.80)%	N/A	0.55%	N/A
Investor A	3.00	3.10	(2.31)%	(1.03)	(2.10)%	0.31	(0.62)%
Investor C	2.68	2.35	1.35	(1.78)	(1.78)	(0.45)	(0.45)
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.35	0.54	N/A	0.19	N/A	0.17	N/A
MSCI Emerging Markets Index	18.98	24.84	N/A	4.76	N/A	6.24	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on October 6, 2011.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[9]
	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During the Period[8]	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During the Period[8]	Annualized Expense Ratio
Institutional	$1,000.00	$1,032.70	$8.32	$1,000.00	$1,017.11	$8.25	1.65%
Investor A	$1,000.00	$1,030.00	$9.87	$1,000.00	$1,015.77	$9.79	1.96%
Investor C	$1,000.00	$1,026.80	$13.32	$1,000.00	$1,012.15	$13.22	2.65%

[8]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[9]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK FUNDS	JULY 31, 2017	5

Fund Summary as of July 31, 2017	BlackRock Global Long/Short Equity Fund

Investment Objective

BlackRock Global Long/Short Equity Fund’s (the “Fund”) investment objective is to seek total return over the long term.

Portfolio Management Commentary

How did the Fund perform?

•	For the 12-month period ended July 31, 2017, the Fund outperformed its benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.

What factors influenced performance?

•

As part of its investment strategy, the Fund uses derivatives, including total return swaps and futures, to achieve exposure to a market or to manage market and/or equity risks. Through its use of derivatives, the Fund’s performance is attributable to stock selection and bet timing based on security analysis coupled with a long-short approach to controlling the Fund’s exposure to trends in global equity markets.

•

Strong performance across all main return drivers drove the Fund’s outperformance during the period. A market backdrop of positive risk appetite, rising equity markets, and an evolving global reflation theme all benefited the Fund in its positive stance from market timing models. Over the first half of the period, elevated exposure in stock selection strategies based on fundamental insights ensured that the portfolio was well-positioned as bond rates began to price in a move away from the deflationary environment that had prevailed previously. Value-based signals also provided notably strong performance at this time, supported by good performance from quality insights. Despite rising equity markets, the impact was most notable on the short side of the portfolio. In particular, performance benefited from a negative stance toward richly valued companies with stretched balance sheets and negative exposure to rising rates. A negative stance toward overbought yield plays, such as a number of U.S. real estate investment trusts (“REITs”), also contributed. This theme subsequently broadened to take on a less contrarian footprint coming into the second half of the period. Trend following insights, which follow the views of informed investors, analysts, and company management, were all effective in differentiating across winners and losers. This coincided with strong evidence of synchronized momentum in the global economy and a notable improvement in corporate earnings both in the U.S. and overseas.

•

Successful positions across U.S. information technology (“IT”) names and European stocks with extensive exposure to the broader global economy were among the key contributors to performance. Country positioning also proved effective through the second half of the period, with the Fund expressing a preference for European stocks over their U.S. counterparts. This preference had been motivated by diverging monetary policy between the U.S. and Europe and evidence of U.S. equities becoming overbought on hopes for fiscal stimulus under the new Trump administration, and it proved additive during the second half of the period. Growth acceleration in Europe outpaced levels observed in other regions, and political risk declined as the results of the French national elections were in line with expectations.

•	The Fund’s use of sentiment insights struggled around the time of the U.S. presidential election, as the market’s response to the surprise election result ran contrary to many informed expectations. A meaningful negative contribution from a contrarian preference for U.S. consumer names was the largest detractor from performance over the period. A value motivated bias towards U.S. retailers, retail- focused REITs, and a number of consumer staples stocks detracted from performance during the second half of the period. A weak earnings season fueled concerns about a secular decline in brick-and-mortar retailers, leading to extremely poor performance across the sector. Subsequent action to control the size of this position proved effective in insulating the portfolio from further losses as the period drew to a close. Shares in the sector came under additional pressure late in the period following Amazon.com, Inc.’s acquisition of food retailer Whole Foods Market, Inc., which further raised concerns about the future of the traditional retail industry.

Describe recent portfolio activity.

•

Over the course of the period, the Fund maintained a balanced allocation of risk across all major return drivers. At a more granular level, a number of new insights were added to the stock selection model that drives positioning in the portfolio. These included a systematic timing indicator for controlling exposure to informed hedge fund positioning, a signal that processes text in broker reports to gauge market sentiment toward central bank monetary policy, and a signal that uses mobile phone beacons to track foot traffic through retail and leisure outlets.

•

The Fund was fully invested throughout the period. The Fund’s cash exposure had no material impact on performance as it was principally in conjunction with the Fund taking long and short positions via the use of derivatives.

Describe portfolio positioning at period end.

•

At period end, market timing signals continued to reflect a relatively pro-risk stance, centered on robust global economic data. In contrast, style timing models moved to a slightly more defensive stance as shown by a more cautious view on momentum and exposure to hedge fund insights than observed over the much of the period. At the industry level, the Fund retained a controlled preference for U.S. retail stocks, along with a mixture of European and U.S. IT names. A short position in financials was balanced against a negative stance toward REITs and utilities in managing risk against a sharp rise in global interest rates. Small net shorts in energy and materials remained the largest industry contributors to forecast portfolio risk.

•

From a geographical perspective, the Fund was long in Japan, the United Kingdom, and a number of selected European nations. The Fund was short in the United States and Canada because of the unattractive nature of their relatively tighter policy environments, although this stance may moderate in the future in line with recent foreign exchange movements, rate expectations, and a rising proportion of U.S. economic data surprising to the upside.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK FUNDS	JULY 31, 2017

BlackRock Global Long/Short Equity Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.

[2]

Under normal conditions, the Fund invests at least 80% of its total assets in equity instruments and related derivative instruments issued by, or tied economically to, companies located in developed markets.

[3]	An unmanaged index that tracks 3-month U.S. Treasury securities.

[4]	Commencement of operations.

Performance Summary for the Period Ended July 31, 2017

		Average Annual Total Returns[5]
		1 Year		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	6.90%	10.04%	N/A	4.03%	N/A
Investor A	6.77	9.82	4.05%	3.76	2.55%
Investor C	6.37	8.97	7.97	3.00	3.00
Class K	6.89	10.13	N/A	4.10	N/A
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.35	0.54	N/A	0.19	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on December 20, 2012.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During the Period[7]	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,069.00	$8.46	$1,000.00	$1,016.76	$8.25	1.65%
Investor A	$1,000.00	$1,067.70	$9.89	$1,000.00	$1,015.37	$9.64	1.93%
Investor C	$1,000.00	$1,063.70	$13.71	$1,000.00	$1,011.65	$13.37	2.68%
Class K	$1,000.00	$1,068.90	$8.46	$1,000.00	$1,017.16	$8.25	1.65%

[7]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK FUNDS	JULY 31, 2017	7

About Fund Performance

•

Institutional and Class K Shares (Class K Shares available only in BlackRock Global Long/Short Equity Fund) are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to the Class K Shares inception date of March 28, 2016, Class K Shares performance results are those of Institutional Shares (which have no distribution or service fees) and were restated to reflect Class K Shares fees.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend dates. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Funds’ investment adviser, has contractually agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown on the previous pages (which are based on a hypothetical investment of $1,000 invested on February 1, 2017 and held through July 31, 2017) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	BLACKROCK FUNDS	JULY 31, 2017

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Portfolio Information as of July 31, 2017

BlackRock Advantage Emerging Markets Fund

	Percent of Total Investments[1]
Geographic Allocation	Long	Short	Total
China	25%	1%	26%
South Korea	14	—	14
Taiwan	11	—	11
Brazil	10	—	10
South Africa	7	—	7
Thailand	5	—	5
Indonesia	4	—	4
Hong Kong	4	—	4
Turkey	3	—	3
Malaysia	3	—	3
United States	3	—	3
Russia	3	—	3
Netherlands	3	—	3
Other[2]	4	—	4

Total	99%	1%	100%

BlackRock Global Long/Short Equity Fund

	Percent of Total Investments[1]
Geographic Allocation	Long	Short	Total
United States	28%	28%	56%
Japan	6	5	11
United Kingdom	4	3	7
Germany	3	3	6
Canada	3	2	5
Australia	2	—	2
France	—	2	2
Netherlands	1	1	2
Switzerland	1	—	1
Other[2]	4	4	8

Total	52%	48%	100%

[1]	Total investments include the gross notional values of long and short equity securities of the underlying derivative contracts utilized by the Fund and exclude short-term securities.

[2]	Includes holdings within countries representing 1% or less of long-term investments. Please refer to the Schedules of Investments for such countries.

BLACKROCK FUNDS	JULY 31, 2017	9

Schedule of Investments July 31, 2017	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Brazil — 0.2%
Vale SA — ADR	23,124	$217,134
China — 4.0%
Alibaba Group Holding Ltd. — SP ADR (a)	6,157	954,027
Autohome, Inc. — ADR (a)	11,119	541,273
China Construction Bank Corp., Class H	562,000	466,637
China Mobile Ltd.	104,500	1,117,016
China Railway Construction Corp. Ltd., Class H	233,000	307,515
China Shenhua Energy Co. Ltd., Class H	105,000	261,179
NetEase, Inc. — ADR	2,755	857,576
Tianneng Power International Ltd.	60,000	47,579

		4,552,802
Hong Kong — 0.4%
Geely Automobile Holdings Ltd.	169,000	390,243
India — 1.3%
HDFC Bank Ltd. — ADR	14,864	1,438,538
Mexico — 0.3%
Grupo Aeroportuario del Centro Norte SAB de CV —ADR	6,417	324,636
Philippines — 0.0%
Alliance Global Group Inc.	154,300	43,898
Russia — 0.3%
Lukoil PJSC — ADR	8,250	384,411
South Africa — 1.5%
AngloGold Ashanti Ltd.	23,092	233,300
AngloGold Ashanti, Ltd. — ADR	19,517	195,560
Barloworld Ltd.	5,787	52,077
Bid Corp. Ltd.	12,288	295,107
Harmony Gold Mining Co. Ltd. — ADR	12,806	23,179
Tiger Brands Ltd.	18,072	547,930
Vodacom Group Ltd.	24,826	335,468

		1,682,621

Common Stocks	Shares	Value
South Korea — 0.3%
Samsung Electronics Co. Ltd. — GDR (a)	295	$318,007
Thailand — 4.5%
Glow Energy PCL — NVDR	113,800	276,962
PTT Global Chemical PCL — NVDR	1,138,799	2,452,841
PTT PCL — NVDR	87,000	1,014,675
Siam Cement PCL — NVDR	7,450	113,240
Thai Oil PCL — NVDR	465,800	1,200,725

		5,058,443
United Kingdom — 0.1%
Anglo American PLC (a)	8,984	147,689
United States — 0.1%
Nexteer Automotive Group, Ltd.	83,000	142,998
Total Long-Term Investments (Cost — $14,084,701) — 13.0%		14,701,420

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.89% (b)(c)	98,535,193	98,535,193
Total Short-Term Securities (Cost — $98,535,193) — 86.9%		98,535,193
Total Investments (Cost — $112,619,894) — 99.9%		113,236,613
Other Assets Less Liabilities — 0.1%		102,023

Net Assets — 100.0%		$113,338,636

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	During the year ended July 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at July 31, 2017	Value at July 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, TempFund, Institutional Class	190,126,929	(190,126,929)	—	—	$60,882	—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	98,535,193	98,535,193	$98,535,193	574,981	$803	—
Total					$635,863	$803	—

[1] Includes net capital gain distributions.

(c)	Represents the current yield as of report date.

Portfolio Abbreviations

ADR	American Depositary Receipts
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt

HIBOR	Hong Kong Interbank Offered Rate
INR	Indian Rupee
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate

MXN	Mexican Peso
OTC	Over-the-Counter
PCL	Public Company Limited
USD	U.S. Dollar

See Notes to Financial Statements.

10	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Advantage Emerging Markets Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation
Long Contracts
SGX CNX Nifty Index	340	August 2017	$6,872	$60,360
MSCI Emerging Markets E-Mini Index	38	September 2017	$2,023	2,886
Total				$63,246

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
INR	458,531,099	USD	7,040,514	UBS AG	10/06/17	$48,629

OTC Total Return Swaps[1]
Reference Entity	Counterparty	Expiration Date	Net Notional	Unrealized Appreciation		Net Value of Reference Entity
Equity Securities Long/Short	Goldman Sachs & Co.	8/03/17 – 1/24/19	$25,856,587	$4,639,360	[2]	$29,500,440
	Morgan Stanley & Co, Inc.	10/12/17 – 11/03/17	24,756,555	6,555,318	[3]	30,010,515
	UBS AG	6/20/18	27,603,053	2,477,514	[4]	29,805,309
	UBS AG	6/20/18	1,667	6,198	[5]	1,798
Total				$13,678,390		$89,318,062

[1] The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20 – 1,000 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:
EUR 1 Week; EUR Overnight
GBP 1 Week; GBP Overnight
JPY Spot Next
MXN Spot Next
USD 1 Week; USD Spot Next
Bank of Canada Overnight Repo Rate
Hong Kong Dollar HIBOR Fixings 2 Week
[2] Amount includes $995,507 of net dividends and financing fees.
[3] Amount includes $1,301,358 of net dividends and financing fees.
[4] Amount includes $275,258 of net dividends and financing fees.
[5] Amount includes $6,067 of net dividends and financing fees.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	11

Schedule of Investments (continued)	BlackRock Advantage Emerging Markets Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of July 31, 2017, expiration dates 8/03/17 — 1/24/19:
	Shares	Value
Reference Entity — Long
Brazil
Centrais Eletricas Brasileiras SA	48,350	$209,318
Cia de Saneamento Basico do Estado de Sao Paulo	21,908	235,706
Fleury SA	36,350	350,054
Hypermarcas SA	140,000	1,256,626
Itau Unibanco Holding SA, Preference Shares — ADR	13,034	155,235
JBS SA	51,900	128,154
Via Varejo SA	11,100	51,222

		2,386,315
China
Alibaba Group Holding Ltd. — ADR	10,427	1,615,664
China Communications Services Corp. Ltd., Class H	758,000	411,722
China Mobile Ltd.	39,500	422,221
China Petroleum & Chemical Corp. — ADR	4,623	352,226
China Petroleum & Chemical Corp., Class H	298,000	225,904
China Railway Group Ltd., Class H	186,000	147,803
CNOOC Ltd.	65,000	72,752
Longfor Properties Co. Ltd.	143,000	358,873
Sinopec Shanghai Petrochemical Co. Ltd., Class H	666,000	378,465
Sinopharm Group Co., Class H	18,400	77,013
Tencent Holdings Ltd.	43,300	1,728,275
Weichai Power Co. Ltd., Class H	175,000	168,430

		5,959,348
Hong Kong
China Mobile, Ltd. — ADR	30,271	1,617,379
China Overseas Land & Investment Ltd.	4,000	13,551
KWG Property Holding Ltd.	217,000	161,030
Nine Dragons Paper Holdings Ltd.	273,000	406,176
Shimao Property Holdings Ltd.	77,000	153,387

		2,351,523
Indonesia
Gudang Garam Tbk PT	58,100	331,955
Matahari Department Store Tbk PT	653,700	621,476
Telekomunikasi Indonesia Persero Tbk PT	657,000	230,915
Telekomunikasi Indonesia Persero Tbk PT — ADR	35,091	1,229,238
Unilever Indonesia Tbk PT	11,100	40,779

		2,454,363
Malaysia
Astro Malaysia Holdings Bhd	337,100	203,134
CIMB Group Holdings Bhd	427,300	653,574
Genting Bhd	38,100	86,495

		943,203
Mexico
Grupo Financiero Banorte SAB de CV, Series O	22,000	145,847
Industrias Penoles SAB de CV	10,855	266,868

		412,715
Netherlands
Yandex NV	13,100	379,638
Poland
Cyfrowy Polsat SA	5,046	35,969
Russia
Aeroflot — Russian Airlines OJSC	101,700	343,252
Alrosa AO	101,900	143,064
NovaTek OAO — GDR	442	46,309
Polymetal International PLC	15,393	187,448
United Co. RUSAL PLC	121,000	65,912

		785,985

	Shares	Value
Reference Entity — Long (continued)
South Africa
Gold Fields Ltd.	1,813	$7,233
Sappi Ltd.	106,579	705,987

		713,220
South Korea
Hana Financial Group, Inc.	5,742	261,991
Hanjin Kal Corp.	1	21
Hyundai Development Co-Engineering & Construction	6,828	260,087
LG Display Co. Ltd.	5,940	167,613
LG Electronics, Inc.	14,871	681,631
LG International Corp.	17,430	457,920
LOTTE Himart Co. Ltd.	3,121	194,112
LS Corp.	1,946	146,279
Samsung Electronics Co. Ltd.	1,350	2,903,146
SK C&C Co. Ltd.	1,530	371,093

		5,443,893
Taiwan
Chimei Innolux Corp.	1,395,000	680,492
CTBC Financial Holding Co. Ltd.	150,000	96,370
First Financial Holding Co. Ltd.	825	557
Hon Hai Precision Industry Co. Ltd.	559,875	2,177,396
Lite-On Technology Corp.	147,914	239,386
President Chain Store Corp.	54,000	457,581
Taiwan Semiconductor Manufacturing Co. Ltd.	218,000	1,541,020
Uni-President Enterprises Corp.	647,000	1,238,256

		6,431,058
Turkey
Eregli Demir ve Celik Fabrikalari TAS	118,030	263,152
Ford Otomotiv Sanayi	20,941	267,928
KOC Holding AS	43,740	203,701
Turkiye Is Bankasi (Isabank), C Shares	417,868	899,532

		1,634,313
United States
Genpact Ltd.	4,637	134,473
Total Reference Entity — Long		30,066,016

Reference Entity — Short
China
China Shanshui Cement Group Ltd.	(1,004,000)	(565,576)
Net Value of Reference Entity — Goldman Sachs & Co.		$29,500,440

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co., Inc. as of July 31, 2017, expiration dates 10/12/17 — 11/03/17:
Reference Entity — Long
Brazil
Cia de Saneamento Basico do Estado de Sao Paulo — ADR	27,654	297,557
Companhia de Saneamento Basico do Estado de Sao Paulo	10,000	107,589
Itau Unibanco Holding SA, Preference Shares	30,200	361,430
Itau Unibanco Holding SA, Preference Shares — ADR	69,153	823,612
JBS SA	145,700	359,770
M Dias Branco SA	400	6,511
Metalurgica Gerdau SA, Preference Shares	39,400	66,460
Petroleo Brasileiro SA, Preference Shares	36,500	155,558
Vale SA, Preference Shares	85,376	798,633

		2,977,120

See Notes to Financial Statements.

12	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Advantage Emerging Markets Fund

	Shares	Value
Reference Entity — Long (continued)
China
Alibaba Group Holding Ltd. — ADR	8,618	$1,335,359
Autohome, Inc. — ADR	5,084	247,489
China Communications Construction Co. Ltd., Class H	354,000	471,486
China Communications Services Corp. Ltd., Class H	244,000	132,533
China Mobile Ltd. — ADR	454	24,257
China Overseas Land & Investment Ltd.	64,000	216,819
China Petroleum & Chemical Corp., — ADR	5,975	455,235
China Petroleum & Chemical Corp., Class H	1,354,000	1,026,424
China Railway Construction Corp. Ltd., Class H	47,000	62,031
China Railway Group Ltd., Class H	1,386,000	1,101,373
Industrial & Commercial Bank of China Ltd., Class H	134,000	93,633
Longfor Properties Co. Ltd.	149,000	373,930
NetEase, Inc. — ADR	5,382	1,675,309
Ping An Insurance Group Co. of China Ltd., Class H	181,000	1,339,783
Sino-Ocean Land Holdings Ltd.	250,500	139,978
Sinopec Shanghai Petrochemical Co. Ltd., Class H	810,000	460,295
Sinopharm Group Co. Ltd., Class H	35,600	149,003
Weichai Power Co. Ltd., Class H	462,000	444,655

		9,749,592
Greece
Hellenic Telecommunications Organization SA	5,926	75,624
Hong Kong
China Resources Land Ltd.	106,000	340,144
Haier Electronics Group Co. Ltd.	289,000	744,169
KWG Property Holding Ltd.	171,500	127,265

		1,211,578
Indonesia
Adaro Energy Tbk PT	579,700	77,639
Telekomunikasi Indonesia Persero Tbk PT	833,600	292,984
Unilever Indonesia Tbk PT	3,100	11,389

		382,012
Malaysia
Astro Malaysia Holdings Bhd	192,400	115,939
Genting Bhd	122,500	278,101
Malayan Banking Bhd	660,100	1,470,830

		1,864,870
Mexico
Grupo Financiero Santander Mexico SAB de CV, Series B	47,700	97,959
Kimberly-Clark de Mexico SAB de CV, Class A	3	6
Wal-Mart de Mexico SAB de CV	87,300	201,448

		299,413
Netherlands
Yandex NV, Class A	48,798	1,414,166
Russia
Aeroflot — Russian Airlines OJSC	40,050	135,174
Alrosa PJSC	187,600	263,384
Severstal PJSC	1,320	18,413

		416,971
South Africa
Barloworld Ltd.	55,243	497,125
Mondi Ltd.	34,902	906,267
Sanlam Ltd.	52,282	263,320
Sappi Ltd.	127,771	846,364

		2,513,076
South Korea
KT Corp.	20,468	636,439
LG Electronics, Inc.	9,191	458,421
LG International Corp.	13,157	345,660
Poongsan Corp.	4,773	211,908

	Shares	Value
Reference Entity — Long (continued)
South Korea (continued)
POSCO	1,677	$501,113
Samsung Electronics Co. Ltd.	436	937,609
Shinhan Financial Group Co. Ltd.	463	22,005
SK Innovation Co. Ltd.	67	10,574

		3,123,729
Taiwan
Cathay Financial Holding Co. Ltd.	333,000	542,585
CTBC Financial Holding Co. Ltd.	3,339,680	2,145,639
Hon Hai Precision Industry Co. Ltd.	95,000	369,462
Pegatron Corp.	126,000	410,949
Taiwan Semiconductor Manufacturing Co. Ltd.	119,000	841,199

		4,309,834
Turkey
Akbank TAS	31,030	92,311
Ford Otomotiv Sanayi	14,278	182,679
Turkiye Is Bankasi, Class C	20,807	44,790

		319,780
United Arab Emirates
Aldar Properties PJSC	257,380	163,886
United Kingdom
Anglo American PLC	10,892	179,056
United States
Genpact Ltd.	34,821	1,009,808
Total Reference Entity — Long		30,010,515
Net Value of Reference Entity — Morgan Stanley & Co., Inc.		30,010,515

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of July 31, 2017, expiration date 6/20/18:
Reference Entity — Long
Brazil
Ambev SA	15,700	96,415
Banco Bradesco SA — ADR	95,467	918,392
Banco Bradesco SA, Preference Shares	169,760	1,643,515
Companhia de Saneamento Basico do Estado de Sao Paulo	4,100	44,111
Hypermarcas SA	61,000	547,530
Itau Unibanco Holding SA, Preference Shares	54,000	646,265
Itau Unibanco Holding SA, Preference Shares — ADR	52,345	623,429
JBS SA	46,900	115,808
M Dias Branco SA	5,300	86,273
Petroleo Brasileiro SA, Preference Shares	28,400	121,037

		4,842,775
China
China Communications Services Corp. Ltd., Class H	934,000	507,320
China Construction Bank Corp., Class H	1,447,000	1,201,465
China Merchants Bank Co., Class H	141,000	462,979
China Petroleum & Chemical Corp., Class H	82,000	62,161
China Railway Construction Corp. Ltd., Class H	87,500	115,483
Longfor Properties Co. Ltd.	242,000	607,323
Sino-Ocean Land Holdings Ltd.	121,500	67,893
Sinopharm Group Co. Ltd., Class H	85,200	356,603
Tencent Holdings Ltd.	110,600	4,414,484

		7,795,711
Hong Kong
Geely Automobile Holdings Ltd.	115,000	265,550
KWG Property Holding Ltd.	57,000	42,298

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	13

Schedule of Investments (continued)	BlackRock Advantage Emerging Markets Fund

	Shares	Value
Reference Entity — Long (continued)
Hong Kong (continued)
Shimao Property Holdings Ltd.	84,500	$168,327

		476,175
Indonesia
Adaro Energy Tbk PT	171,500	22,969
Gudang Garam Tbk PT	18,200	103,986
Matahari Department Store Tbk PT	190,500	181,109
Telekomunikasi Indonesia Persero Tbk PT	1,402,200	492,830
Telekomunikasi Indonesia Persero Tbk PT — ADR	11,877	416,051
Unilever Indonesia Tbk PT	119,300	438,287

		1,655,232
Malaysia
Astro Malaysia Holdings Bhd	270,700	163,122
Genting Bhd	286,200	649,733

		812,855
Philippines
Ayala Corp.	5,890	100,907
Russia
Aeroflot — Russian Airlines OJSC	80,300	271,024
Alrosa PJSC	17,500	24,570
Tatneft PJSC	8,520	55,931

		351,525
South Africa
Barloworld Ltd.	11,626	104,621
FirstRand Ltd.	161,867	636,705
Gold Fields Ltd.	86,805	346,287
Mondi Ltd.	3,896	101,164
Sappi Ltd.	57,615	381,646
Standard Bank Group Ltd.	135,616	1,684,728

		3,255,151
South Korea
Hanwha Corp.	21,240	929,002
KB Financial Group, Inc.	211	11,219
Kia Motors Corp.	8,272	270,302
KT Corp. — ADR	59,973	1,090,909
LG Electronics, Inc.	8,002	266,143
Posco ICT Co. Ltd.	1	6
Samsung Electronics Co. Ltd.	1,072	2,305,313
SK Hynix, Inc.	28,692	1,686,870
SK Telecom Co. Ltd.	169	41,785

		6,601,549

	Shares	Value
Reference Entity — Long (continued)
Taiwan
Hon Hai Precision Industry Co. Ltd.	33,320	$129,584
Hon Hai Precision Industry Co. Ltd. — GDR	55,217	425,723
Pegatron Corp.	70,000	228,305
Uni-President Enterprises Corp.	117,000	223,920
Yuanta Financial Holding Co. Ltd.	166	71

		1,007,603
Turkey
Arcelik AS	94,279	696,926
Ford Otomotiv Sanayi	12,834	164,204
Turkiye Is Bankasi, Class C	474,186	1,020,766

		1,881,896
United Arab Emirates
Aldar Properties PJSC	273,141	173,922
Dubai Islamic Bank PJSC	30,118	49,821
Emaar Properties PJSC	98,381	220,530

		444,273
United States
Genpact Ltd.	30,279	878,091
Total Reference Entity — Long		30,103,743

Reference Entity — Short
China
China Shanshui Cement Group Ltd.	(529,775)	(298,434)
Net Value of Reference Entity — UBS AG		29,805,309

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of July 31, 2017, expiration date 6/20/18:
Reference Entity — Long
Netherlands
SBM Offshore NV	104	1,798
Net Value of Reference Entity — UBS AG		1,798

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$48,629	—	—	$48,629
Futures contracts	Net unrealized appreciation[1]	—	—	$63,246	—	—	—	63,246
Swap — OTC	Unrealized appreciation on OTC swaps	—	—	13,678,390	—	—	—	13,678,390

Total		—	—	$13,741,636	$48,629	—	—	$13,790,265

See Notes to Financial Statements.

14	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Advantage Emerging Markets Fund

For the year ended July 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) From:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Futures contracts	—	—	$854,919	—	—	—	$854,919
Forward foreign currency exchange contracts	—	—	—	$(7,044)	—	—	(7,044)
Swaps	—	—	1,268,259	—	—	—	1,268,259

Total	—	—	$2,123,178	$(7,044)	—	—	$2,116,134

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$63,246	—	—	—	$63,246
Forward foreign currency exchange contracts	—	—	—	$48,629	—	—	48,629
Swaps	—	—	2,953,214	—	—	—	2,953,214

Total	—	—	$3,016,460	$48,629	—	—	$3,065,089

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,223,658
Average notional value of contracts — short	$73,138,331	[1]
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$15,149,451	[1]
Average amounts sold — in USD	$1,760,129
Total return swaps:
Average notional value	$127,268,650
[1] Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter end.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$48,629	—
Futures contracts	48,291	—
Swaps — OTC[1]	13,678,390	—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$13,775,310	—

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(48,291)	—

Total derivative assets and liabilities subject to an MNA	$13,727,019	—

[1] Includes unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities and reported in the Schedule of Investments.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[1]
Goldman Sachs & Co.	$4,639,360	—	—	$(4,600,000)	$39,360
Morgan Stanley & Co, Inc.	6,555,318	—	—	(6,130,000)	425,318
UBS AG	2,532,341	—	—	(2,300,834)	231,507

Total	$13,727,019	—	—	$(13,030,834)	$696,185

[1] Net amount represents the net amount receivable from the counterparty in the event of default.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	15

Schedule of Investments (concluded)	BlackRock Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Brazil	$217,134	—	—	$217,134
China	2,352,876	$2,199,926	—	4,552,802
Hong Kong	—	390,243	—	390,243
India	1,438,538	—	—	1,438,538
Mexico	324,636	—	—	324,636
Philippines	—	43,898	—	43,898
Russia	—	384,411	—	384,411
South Africa	218,739	1,463,882	—	1,682,621
South Korea	—	318,007	—	318,007
Thailand	—	5,058,443	—	5,058,443
United Kingdom	—	147,689	—	147,689
United States	—	142,998	—	142,998
Short-Term Securities	98,535,193	—	—	98,535,193

Total	$103,087,116	$10,149,497	—	$113,236,613

Derivative Financial Instruments[1]
Assets:
Equity contracts	$63,246	$13,678,390	—	$13,741,636
Foreign currency exchange contracts	—	48,629	—	48,629

Total	$63,246	$13,727,019	—	$13,790,265

[1]    Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended July 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

16	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments July 31, 2017	BlackRock Global Long/Short Equity Fund (Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value
United States — 1.1%
AliphCom (a)(b)(c)
Series 6 (acquired 12/15/15, cost $0)	8,264	—
Series 8 (acquired 3/10/15, cost $1,750,010)	823,530	—
Illumio, Inc., (acquired 3/10/15, cost $1,500,001) (a)(b)(d)	466,730	$1,502,879
Palantir Technologies, Inc., Series I, 0.00% (acquired 6/05/14, cost $1,999,998) (a)(b)(d)	326,264	2,613,375
Uber Technologies, Inc., Series E, 0.00% (acquired 12/04/14, cost $1,499,957) (a)(b)(d)	45,020	2,425,677
Total Long-Term Investments (Cost — $6,749,966) — 1.1%		6,541,931

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.89% (e)(f)	577,096,715	$577,096,715
Total Short-Term Securities (Cost — $577,096,715) — 95.2%		577,096,715
Total Investments (Cost — $583,846,681) — 96.3%		583,638,646
Other Assets Less Liabilities — 3.7%		22,285,632

Net Assets — 100.0%		$605,924,278

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Restricted security as to resale, excluding 144A securities. As of report date, the Fund held restricted securities with a current value of $6,541,931, and an original cost of $6,749,966, which was 1.08% of its net assets.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	During the year ended July 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at July 31, 2017	Value at July 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, TempFund, Institutional Class	1,044,984,235	(1,044,984,235)	—	—	$326,809	—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	577,096,715	577,096,715	$577,096,715	2,674,915	$3,485	—
Total					$3,001,724	$3,485	—

[1] Includes net capital gain distributions.

(f)	Represents the current yield as of report date.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 Index	225	August 2017	$13,557	$(121,819)
Hang Seng Index	13	August 2017	2,266	6,044
IBEX 35 Index	124	August 2017	15,412	(119,357)
DAX Index	83	September 2017	29,746	(459,883)
FTSE 100 Index	427	September 2017	41,183	(260,102)
FTSE/MIB Index	6	September 2017	763	(337)
S&P 500 E-Mini Index	46	September 2017	5,676	(17,163)
SPI 200 Index	20	September 2017	2,264	(6,570)
TOPIX Index	146	September 2017	21,447	(37,968)

				(1,017,155)

Short Contracts
Amsterdam Index	(172)	August 2017	21,253	(11,444)
MSCI Singapore Index	(739)	August 2017	20,093	(4,495)
OMX Stockholm 30 Index	(134)	August 2017	2,564	126,066
S&P/TSE 60 Index	(140)	September 2017	19,974	14,117

				124,244
Total				$(892,911)

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	17

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

OTC Total Return Swaps
Reference Entity		Fixed Amount[1]	Counterparty	Termination Date	Contract Amount		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Swiss Market IX Future September 2017	CHF	1,342,188	Morgan Stanley & Co. International	9/15/17	CHF	15	$13,493	—	$13,493
Swiss Market IX Future September 2017	CHF	3,371,151	Morgan Stanley & Co. International	9/15/17	CHF	38	64,234	—	64,234
Swiss Market IX Future September 2017	CHF	1,681,824	Morgan Stanley & Co. International	9/15/17	CHF	19	35,996	—	35,996
Swiss Market IX Future September 2017	CHF	4,436,190	Morgan Stanley & Co. International	9/15/17	CHF	50	84,037	—	84,037
Swiss Market IX Future September 2017	CHF	1,786,576	Morgan Stanley & Co. International	9/15/17	CHF	20	21,102	—	21,102
Swiss Market IX Future September 2017	CHF	1,800,700	Morgan Stanley & Co. International	9/15/17	CHF	20	6,495	—	6,495
Swiss Market IX Future September 2017	CHF	716,965	Morgan Stanley & Co. International	9/15/17	CHF	8	6,026	—	6,026
Swiss Market IX Future September 2017	CHF	811,083	Morgan Stanley & Co. International	9/15/17	CHF	9	2,128	—	2,128
Swiss Market IX Future September 2017	CHF	1,985,115	Morgan Stanley & Co. International	9/15/17	CHF	22	2,650	—	2,650
Swiss Market IX Future September 2017	CHF	2,487,786	Morgan Stanley & Co. International	9/15/17	CHF	28	43,421	—	43,421
Swiss Market IX Future September 2017	CHF	991,097	Morgan Stanley & Co. International	9/15/17	CHF	11	3,083	—	3,083
Total							$282,665	—	$282,665

[1] The Fund pays the fixed amount and receives the total return of the reference entity. Net payment made at termination.

OTC Total Return Swaps[1]
Reference Entity	Counterparty	Expiration Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity
Equity Securities Long/Short	Bank of America N.A.	5/18/18 - 2/19/19	$13,694,718	$1,031,778	[2]	$14,164,423
	Bank of America N.A.	6/20/18	492,062	(876,722)[3]		(113,618)
	Deutsche Bank AG	1/30/18 - 6/08/18	13,558,942	149,821	[4]	14,498,205
	Goldman Sachs & Co.	8/01/17 - 2/05/19	5,031,777	10,105,674	[5]	15,212,722
	Goldman Sachs & Co.	10/19/17 - 2/05/19	1,388,705	(1,511,764)[6]		190,510
	UBS AG	4/27/18 - 4/30/18	6,310,839	11,244,196	[7]	14,594,116
Total				$20,142,983		$58,546,358

[1] The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20 - 500 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:
EUR 1 Week; EUR Overnight
GBP 1 Week; GBP Overnight
JPY Spot Next; JPY 1 Week
USD 1 Week
Garbon Intercapital Federal Funds Rate Open
Hong Kong Dollar HIBOR Fixings 1 Week; 2 Week
Tokyo Interbank Offered Rate 1 Week
[2] Amount includes $ 562,073 of net dividends and financing fees.
[3] Amount includes $ (271,042) of net dividends and financing fees.
[4] Amount includes $ (789,442) of net dividends and financing fees.
[5] Amount includes $ (75,271) of net dividends and financing fees.
[6] Amount includes $ (313,569) of net dividends and financing fees.
[7] Amount includes $ 2,960,919 of net dividends and financing fees.

See Notes to Financial Statements.

18	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of July 31, 2017, expiration dates 5/18/18 — 2/19/19:
	Shares	Value
Reference Entity — Long
Australia
Aristocrat Leisure Ltd.	65,878	$1,068,306
Challenger Ltd.	2,290	23,534
Cochlear Ltd.	6,164	704,137
CSR Ltd.	20,217	63,435
Harvey Norman Holdings Ltd.	86,272	301,654
Nufarm, Ltd.	2,580	17,465
Perpetual Ltd.	7,187	290,272
Qantas Airways Ltd.	4,296	18,258

		2,487,061
Austria
Lenzing AG	684	122,268
Canada
Bank of Nova Scotia	6,098	379,893
Canadian Imperial Bank of Commerce	8,334	723,405
Celestica, Inc.	1,204	14,312
Domtar Corp.	665	25,949
IGM Financial, Inc.	5,191	174,706
Inter Pipeline Ltd.	3,606	71,209
Magna International, Inc.	1,784	85,083
Quebecor, Inc., Class B	181	6,273

		1,480,830
Finland
UPM-Kymmene OYJ	14,756	401,704
Valmet Corp.	7,201	131,263

		532,967
France
Bollore SA	161	747
Societe Television Francaise 1	6,318	92,443

		93,190
Germany
Aareal Bank AG	3,113	129,839
Aurubis AG	11,855	1,055,367
CTS Eventim AG & Co. KGaA	4,935	228,739
Deutsche Euroshop AG	3,643	151,712
Deutsche Telekom AG, Registered Shares	88,705	1,620,528
Fielmann AG	3,728	299,411
Rheinmetall AG	2,286	228,120
Siltronic AG	1,143	124,292
Suedzucker AG	10,102	215,611
TUI AG	14,870	233,721

		4,287,340
Hong Kong
Hang Lung Properties Ltd.	31,000	77,099
Texwinca Holdings Ltd.	58,000	35,187

		112,286
Italy
Amplifon SpA	18,105	259,514
Japan
Astellas Pharma, Inc.	75,700	964,079
Dai Nippon Printing Co. Ltd.	25,000	275,753
Daicel Corp.	24,900	323,653
Daiichi Sankyo Co. Ltd.	38,300	835,287
DeNA Co. Ltd.	28,200	619,529
Denki Kagaku Kogyo KK	3,000	16,661
Glory Ltd.	3,600	119,881
Hitachi Chemical Co. Ltd.	3,900	110,876

	Shares	Value
Reference Entity — Long (continued)
Japan (continued)
Hitachi Construction Machinery Co. Ltd.	1,400	$40,078
Iida Group Holdings Co. Ltd.	30,200	515,997
Itochu Techno-Solutions Corp.	9,800	341,251
J. Front Retailing Co. Ltd.	2,000	28,585
Japan Prime Realty Investment Corp.	197	740,682
Miraca Holdings, Inc.	1,700	77,575
Mitsubishi Logistics Corp.	5,000	64,189
Mitsui Chemicals, Inc.	97,000	551,069
Nippon Building Fund, Inc.	28	151,118
Nippon Telegraph & Telephone Corp.	12,200	597,046
Nishimatsu Construction Co. Ltd.	42,000	241,707
Nissan Motor Co. Ltd.	3,400	33,759
NTT DOCOMO, Inc.	68,800	1,597,673
Pigeon Corp.	2,200	81,547
Secom Co. Ltd.	5,200	390,145
Sumitomo Dainippon Pharma Co. Ltd.	1,200	16,810
T&D Holdings, Inc.	500	7,376
West Japan Railway Co.	4,300	308,650

		9,050,976
Netherlands
ASR Nederland NV	5,926	224,136
BE Semiconductor Industries NV	2,455	159,694
Koninklijke DSM NV	2,377	175,347

		559,177
Spain
Distribuidora Internacional de Alimentacion SA	34,694	233,682
Mediaset Espana Comunicacion SA	10,856	136,827

		370,509
Sweden
NCC AB — B Shares	8,356	217,420
Switzerland
STMicroelectronics NV	16,146	273,549
Sunrise Communications Group AG	428	33,754
Temenos Group AG	4,374	422,818

		730,121
United Kingdom
Associated British Foods PLC	5,583	218,405
Auto Trader Group PLC	118,896	600,480
Barratt Developments PLC	8,426	68,434
Close Brothers Group PLC	12,390	251,925
Fevertree Drinks PLC	60,426	1,713,963
Hargreaves Lansdown PLC	7,540	137,195
Intu Properties PLC	68,011	229,281
SSP Group PLC	21,086	141,747
Thomas Cook Group PLC	1,069,593	1,549,628
WM Morrison Supermarkets PLC	14,439	45,795

		4,956,853
United States
Adobe Systems, Inc.	3,136	459,393
Aspen Technology, Inc.	10,708	608,964
Best Buy Co., Inc.	6,361	371,101
Brixmor Property Group, Inc.	90,712	1,777,048
Cabot Corp.	57,819	3,141,306
Carnival Corp.	1,621	108,250
CBS Corp., Class B	26,087	1,717,307
Cimarex Energy Co.	2,489	246,486
CME Group, Inc.	6,017	737,805
Colfax Corp.	6,501	268,361
Costco Wholesale Corp.	37,114	5,882,940
Dick’s Sporting Goods, Inc.	24,946	931,484
Dover Corp.	1,814	152,376

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	19

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Eastman Chemical Co.	594	$49,397
Eaton Vance Corp.	19,199	942,479
Emerson Electric Co.	11,494	685,157
Euronet Worldwide, Inc.	368	35,553
First Horizon National Corp.	3,401	59,279
Fluor Corp.	12,373	537,359
Foot Locker, Inc.	2,824	133,265
Garmin Ltd.	18,241	915,516
Gentex Corp.	21,766	370,457
Hasbro, Inc.	3,247	343,792
Host Hotels & Resorts, Inc.	12,297	229,462
Humana, Inc.	2,974	687,589
IDEXX Laboratories, Inc.	74	12,318
Illinois Tool Works, Inc.	11,707	1,647,292
InterDigital, Inc.	17,407	1,268,100
Interpublic Group of Cos., Inc.	48,793	1,054,417
Intuit, Inc.	1,730	237,373
KAR Auction Services, Inc.	5,042	211,966
Kennametal, Inc.	1,886	69,593
Kohl’s Corp.	4,348	179,790
Liberty Media Corp. — Liberty SiriusXM, Class A	11,879	547,978
Liberty Media Corp. — Liberty SiriusXM, Class C	15,731	723,626
Lincoln National Corp.	35,504	2,593,922
Lowe’s Cos., Inc.	37,176	2,877,422
LyondellBasell Industries NV, Class A	22,547	2,031,259
Manhattan Associates, Inc.	22,066	975,317
Masco Corp.	16,058	612,292
Masimo Corp.	6,543	618,968
McDonald’s Corp.	2,082	323,002
Meredith Corp.	1,764	104,870
Motorola Solutions, Inc.	3,569	323,637
NCR Corp.	46,714	1,768,125
NetApp, Inc.	61,961	2,690,347
Newfield Exploration Co.	18,277	525,098
Owens Corning	3,125	209,531
Parker-Hannifin Corp.	12,053	2,000,557
Pilgrim’s Pride Corp.	4,370	106,147
Pitney Bowes, Inc.	6,496	102,247
Principal Financial Group, Inc.	26,471	1,766,939
Prudential Financial, Inc.	3,841	434,916
Quest Diagnostics, Inc.	8,127	880,235
Ralph Lauren Corp.	32,386	2,450,001
RLJ Lodging Trust	54,426	1,151,654
Robert Half International, Inc.	10,116	457,749
Rockwell Automation, Inc.	897	148,032
Ross Stores, Inc.	21,717	1,201,385
S&P Global, Inc.	11,898	1,827,414
Silgan Holdings, Inc.	8,578	259,913
Snap-on, Inc.	5,143	793,051
Southwestern Energy Co.	21,013	119,774
Target Corp.	10,972	621,783
Tenneco, Inc.	25,688	1,420,546
TJX Cos., Inc.	27,088	1,904,557
Union Pacific Corp.	30,857	3,177,037
Veeva Systems, Inc., Class A	3,974	253,382
VeriSign, Inc.	8,864	896,771
VMware, Inc., Class A	14,734	1,365,989
Voya Financial, Inc.	3,826	150,132
WageWorks, Inc.	10,733	699,792
Wal-Mart Stores, Inc.	14,255	1,140,258
Westar Energy, Inc.	34,327	1,742,095
Western Union Co.	25,889	511,308
Westlake Chemical Corp.	20,135	1,416,699

		71,998,732
Total Reference Entity — Long		97,259,244

	Shares	Value
Reference Entity — Short
Australia
Independence Group NL	(61,571)	$(148,742)
Bermuda
RenaissanceRe Holdings Ltd.	(1,287)	(189,073)
Canada
Emera, Inc.	(48,646)	(1,810,447)
First Quantum Minerals Ltd.	(1,379)	(15,242)
Potash Corp. of Saskatchewan, Inc.	(3,986)	(71,295)
Pretium Resources, Inc.	(1,568)	(15,067)

		(1,912,051)
Finland
Amer Sports OYJ	(3,291)	(88,400)
Germany
K+S AG	(85,956)	(2,235,128)
MAN SE	(127)	(14,064)
Volkswagen AG	(176)	(27,675)
Volkswagen AG	(3,783)	(581,784)

		(2,858,651)
Hong Kong
Orient Overseas International, Ltd.	(42,500)	(395,521)
Power Assets Holdings Ltd.	(52,000)	(515,048)

		(910,569)
Italy
Yoox SpA	(1,850)	(61,276)
Japan
Acom Co. Ltd.	(14,300)	(60,899)
Aeon Co. Ltd.	(7,100)	(106,983)
Alps Electric Co. Ltd.	(1,300)	(35,351)
Asics Corp.	(800)	(14,542)
CyberAgent, Inc.	(1,100)	(33,974)
Disco Corp.	(300)	(53,170)
Furukawa Electric Co., Ltd.	(11,800)	(532,522)
IHI Corp.	(306,000)	(1,008,560)
Izumi Co., Ltd.	(400)	(20,868)
Japan Exchange Group, Inc.	(1,000)	(17,947)
JFE Holdings, Inc.	(19,800)	(381,912)
Keyence Corp.	(1,000)	(461,914)
Mitsubishi Heavy Industries, Ltd.	(20,000)	(79,517)
Mitsui Mining & Smelting Co., Ltd.	(175,000)	(764,473)
Morinaga & Co., Ltd.	(400)	(22,925)
NEC Corp.	(44,000)	(119,612)
Nippo Corp.	(1,000)	(20,344)
Nippon Steel & Sumitomo Metal Corp.	(18,100)	(444,317)
Nissin Electric Co., Ltd.	(3,200)	(38,863)
Ricoh Co., Ltd.	(6,600)	(62,057)
Seiko Epson Corp.	(100)	(2,632)
Shimano, Inc.	(300)	(43,983)
Shiseido Co. Ltd.	(10,500)	(370,896)
SoftBank Group Corp.	(5,700)	(459,406)
Taiyo Yuden Co., Ltd.	(37,500)	(629,701)
Terumo Corp.	(11,900)	(449,939)
Toyota Industries Corp.	(1,400)	(75,113)

		(6,312,420)
Singapore
Singapore Post Ltd.	(31,900)	(30,938)
Spain
Ferrovial SA	(1)	(21)
United Kingdom
Daily Mail & General Trust PLC	(3,813)	(32,022)
Next PLC	(5,007)	(260,992)

		(293,014)

See Notes to Financial Statements.

20	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States
Abbott Laboratories	(38,439)	$(1,890,430)
Acadia Healthcare Co., Inc.	(2,669)	(141,270)
Advanced Micro Devices, Inc.	(3,201)	(43,566)
Allegiant Travel Co.	(6,124)	(791,527)
Ally Financial, Inc.	(64,711)	(1,465,057)
Avnet, Inc.	(5,160)	(198,041)
Bio-Rad Laboratories, Inc.	(450)	(106,034)
Bio-Techne Corp.	(166)	(19,241)
Callon Petroleum Co.	(155,284)	(1,757,815)
Calpine Corp.	(17,649)	(253,793)
Centennial Resource Development, Inc.	(1,786)	(29,969)
CF Industries Holdings, Inc.	(15,757)	(462,468)
Chemours Co.	(832)	(39,612)
Coach, Inc.	(42,795)	(2,017,356)
CommScope Holding Co., Inc.	(10,226)	(376,112)
Cousins Properties, Inc.	(85,027)	(781,398)
Cree, Inc.	(5,728)	(148,413)
DISH Network Corp.	(131,123)	(8,395,806)
Education Realty Trust, Inc.	(4,499)	(168,938)
Ellie Mae, Inc.	(1,512)	(131,877)
Empire State Realty Trust, Inc.	(8,805)	(183,936)
Envision Healthcare Corp.	(7,533)	(425,087)
Equinix, Inc.	(3,200)	(1,442,336)
Exelon Corp.	(10,542)	(404,180)
Extra Space Storage, Inc.	(15,749)	(1,252,046)
FirstEnergy Corp.	(23,534)	(750,970)
FMC Corp.	(11,390)	(869,968)
Ford Motor Co.	(6,552)	(73,513)
General Motors Co.	(212,878)	(7,659,350)
The GEO Group, Inc.	(10,855)	(318,594)
Gramercy Property Trust REIT	(9,834)	(297,184)
ICU Medical, Inc.	(1,228)	(211,093)
ILG, Inc.	(20,477)	(542,845)
Illumina, Inc.	(3,867)	(672,278)
Insulet Corp.	(614)	(30,890)
Integrated Device Technology, Inc.	(1,073)	(28,048)
Kraft Heinz Co.	(7,491)	(655,163)
Laboratory Corp. of America Holdings	(6,160)	(978,886)
Liberty Broadband Corp.	(904)	(89,659)
Lumentum Holdings, Inc.	(24,774)	(1,550,852)
M/A-COM Technology Solutions Holdings, Inc.	(19,427)	(1,176,305)
Markel Corp.	(808)	(865,780)
Mattel, Inc.	(3,753)	(75,135)
Medical Properties Trust, Inc.	(9,632)	(125,023)
Medicines Co.	(10,685)	(410,838)
Mednax, Inc.	(1,120)	(52,618)
MGM Resorts International	(75,953)	(2,501,132)
Nevro Corp.	(51,733)	(4,452,142)
New Jersey Resources Corp.	(918)	(38,694)
NVIDIA Corp.	(77)	(12,513)
O’Reilly Automotive, Inc.	(374)	(76,408)
Physicians Realty Trust	(95,824)	(1,784,243)
Post Holdings, Inc.	(351)	(29,203)
Quintiles Transnational Holdings, Inc.	(658)	(59,582)
Radian Group, Inc.	(424,054)	(7,387,021)
Sally Beauty Holdings, Inc.	(20,536)	(415,443)
Snyder’s-Lance, Inc.	(10,447)	(363,451)
Starwood Waypoint Homes REIT	(210,261)	(7,350,725)
TreeHouse Foods, Inc.	(1,278)	(108,413)
United States Steel Corp.	(7,502)	(176,222)
Uniti Group, Inc.	(1,285)	(32,896)
Vereit, Inc.	(7,840)	(65,150)
Verisk Analytics, Inc., Class A	(26,130)	(2,280,104)
Wayfair, Inc., Class A	(867)	(66,196)
Wells Fargo & Co.	(7,330)	(395,380)

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Welltower, Inc.	(1,890)	$(138,707)
WP Carey, Inc.	(12,634)	(865,555)
Zillow Group, Inc.	(4,782)	(215,955)
Zimmer Biomet Holdings, Inc.	(9,176)	(1,113,231)

		(70,289,666)
Total Reference Entity — Short		(83,094,821)
Net Value of Reference Entity — Bank of America N.A.		$14,164,423

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America N.A. as of July 31, 2017, expiration date 6/20/18:
Reference Entity — Long
Argentina
Adecoagro SA	15,147	154,045
Bermuda
Argo Group International Holdings Ltd.	383	22,961
Nabors Industries Ltd.	24,973	192,542

		215,503
Canada
Canada Goose Holdings, Inc.	6,852	130,599
Canadian Solar, Inc.	1,000	16,940

		147,539
Israel
SodaStream International Ltd.	829	46,689
Wix.com Ltd.	1,713	105,692

		152,381
Spain
Atlantica Yield PLC	2,656	57,396
United Kingdom
International Game Technology PLC	5,031	95,790
Travelport Worldwide Ltd.	27,405	391,892

		487,682
United States
ACCO Brands Corp.	26,864	312,966
Acxiom Corp.	1,458	39,322
Adobe Systems, Inc.	316	46,291
Allison Transmission Holdings, Inc.	464	17,539
Ameren Corp.	1,391	78,035
AMN Healthcare Services, Inc.	1,288	47,527
Analog Devices, Inc.	517	40,848
Antero Resources Corp.	1,943	40,065
Apple Hospitality REIT, Inc.	1,360	25,106
BJ’s Restaurants, Inc.	395	13,943
BorgWarner, Inc.	1,713	80,066
Brady Corp., Class A	2,784	92,429
Briggs & Stratton Corp.	1,274	29,837
Cabot Corp.	1,602	87,037
CACI International, Inc., Class A	329	41,158
Callaway Golf Co.	4,342	55,274
Cambrex Corp.	2,755	168,055
Care Capital Properties, Inc.	3,619	87,652
Cavium, Inc.	604	37,412
CDW Corp.	455	28,861
Charles River Laboratories International, Inc.	444	43,601
Cheesecake Factory, Inc.	502	23,885
Citrix Systems, Inc.	1,831	144,612
Community Health Systems, Inc.	1,497	10,703

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	21

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Consolidated Communications Holdings, Inc.	1,167	$21,006
Continental Resources, Inc.	596	19,924
Cooper-Standard Holding, Inc.	858	87,739
CSG Systems International, Inc.	6,743	278,823
DDR Corp.	29,279	298,353
Delta Air Lines, Inc.	527	26,013
Dentsply Sirona, Inc.	421	26,115
DexCom, Inc.	452	30,108
DiamondRock Hospitality Co.	1,845	21,550
Dick’s Sporting Goods, Inc.	581	21,694
Diplomat Pharmacy, Inc.	985	15,632
Ebix, Inc.	410	23,677
Envision Healthcare Corp.	345	19,468
Euronet Worldwide, Inc.	1,421	137,283
Ferro Corp.	14,690	282,636
Forum Energy Technologies, Inc.	5,283	70,000
Frontier Communications Corp.	1,642	25,139
Garmin Ltd.	891	44,719
GCP Applied Technologies, Inc.	2,284	69,205
Genesee & Wyoming, Inc., Class A	1,343	87,510
Gibraltar Industries, Inc.	562	16,776
Gogo, Inc.	3,753	45,711
Green Dot Corp., Class A	2,690	108,246
Greenbrier Cos., Inc.	436	19,620
GTT Communications, Inc.	554	16,925
HCP, Inc.	2,226	70,453
Hexcel Corp.	333	17,040
Humana, Inc.	197	45,546
Imperva, Inc.	309	13,920
Innophos Holdings, Inc.	4,809	200,872
Insight Enterprises, Inc.	5,036	204,059
Installed Building Products, Inc.	286	15,387
International Flavors & Fragrances, Inc.	499	66,457
INTEROIL Corp.	2,368	8,936
JELD-WEN Holding, Inc.	1,681	54,885
Knoll, Inc.	8,462	163,824
Liberty Media Corp. — Liberty SiriusXM, Class A	470	21,681
LifePoint Health, Inc.	642	38,135
Luxoft Holding, Inc.	3,650	229,767
Masimo Corp.	407	38,502
MEDIA GEN, Inc. CVR	3,231	436
Medicines Co.	600	23,070
Meritor, Inc.	2,159	37,307
MetLife, Inc.	802	44,110
MGM Growth Properties LLC	1,496	44,775
Micron Technology, Inc.	515	14,482
Motorola Solutions, Inc.	317	28,746
MRC Global, Inc.	8,201	134,004
Multi-Color Corp.	289	23,264
National Storage Affiliates Trust	1,109	25,463
Newmont Mining Corp.	1,290	47,949
Nexstar Media Group, Inc., Class A	548	35,839
NIC, Inc.	2,156	35,035
Noble Energy, Inc.	2,131	61,607
Northern Trust Corp.	145	12,689
Nuance Communications, Inc.	5,920	102,416
Nutanix, Inc., Class A	744	15,806
Oasis Petroleum, Inc.	2,625	20,422
Oil States International, Inc.	1,596	39,661
Owens-Illinois, Inc.	2,622	62,666
Pacific Premier Bancorp, Inc.	1,019	36,582
Parker-Hannifin Corp.	309	51,288
Penske Automotive Group, Inc.	818	35,616
Perrigo Co. PLC	212	15,883
Pinnacle Foods, Inc.	1,244	73,869

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Prologis, Inc.	439	$26,696
Range Resources Corp.	3,417	72,133
Reliance Steel & Aluminum Co.	4,776	345,591
Retail Opportunity Investments Corp.	1,315	26,668
Sabre Corp.	2,397	53,046
Schweitzer-Mauduit International, Inc.	1,490	57,246
Simon Property Group, Inc.	111	17,593
South State Corp.	919	76,966
Sprint Corp.	3,551	28,337
Steven Madden Ltd.	580	23,780
Tallgrass Energy GP LP	12,552	325,724
Taylor Morrison Home Corp., Class A	9,033	204,326
Terreno Realty Corp.	1,318	45,629
Texas Capital Bancshares, Inc.	614	48,107
Tiffany & Co.	229	21,872
TJX Cos., Inc.	219	15,398
TransUnion	9,310	426,677
Twenty-First Century Fox, Inc., Class A	2,594	75,485
U.S. Silica Holdings, Inc.	1,765	51,414
Validus Holdings Ltd.	1,283	69,013
Ventas, Inc.	596	40,141
Viacom, Inc., Class B	665	23,222
Vornado Realty Trust	1,454	115,375
WageWorks, Inc.	406	26,471
Weight Watchers International, Inc.	719	25,755
Westlake Chemical Corp.	1,225	86,191
Windstream Holdings, Inc.	42,139	159,707

		8,107,108
Total Reference Entity — Long		9,321,654

Reference Entity — Short
Bermuda
Signet Jewelers Ltd.	(685)	(41,894)
Mexico
Southern Copper Corp.	(1,173)	(46,146)
Monaco
GasLog, Ltd.	(936)	(17,082)
Netherlands
ASML Holding NV	(595)	(89,446)
United Kingdom
Ensco PLC, Class A	(12,106)	(64,041)
United States
ABM Industries, Inc.	(30,163)	(1,345,873)
Ambarella, Inc.	(5,901)	(295,345)
American States Water Co.	(10,718)	(530,005)
AmTrust Financial Services, Inc.	(13,249)	(211,984)
Buckle, Inc.	(7,885)	(134,834)
California Water Service Group	(3,279)	(127,553)
Chegg, Inc.	(1,078)	(14,930)
Coupa Software, Inc.	(1,016)	(31,222)
Credit Acceptance Corp.	(1,743)	(434,181)
DISH Network Corp.	(15,160)	(970,695)
elf Beauty, Inc.	(7,312)	(185,506)
Endurance International Group Holdings, Inc.	(4,036)	(37,333)
ePlus, Inc.	(710)	(57,439)
EW Scripps Co.	(2,782)	(54,666)
First Financial Bankshares, Inc.	(2,711)	(117,251)
Freeport-McMoRan, Inc.	(10,070)	(147,223)
General Motors Co.	(41,884)	(1,506,986)
Hertz Global Holdings, Inc.	(2,035)	(27,819)
HFF, Inc., Class A	(5,020)	(184,334)

See Notes to Financial Statements.

22	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Impax Laboratories, Inc.	(1,113)	$(21,537)
Independent Bank Corp.	(4,095)	(292,178)
Infinera Corp.	(1,211)	(14,205)
Kaiser Aluminum Corp.	(1,145)	(111,397)
Kaman Corp.	(5,400)	(276,048)
Lindsay Corp.	(2,960)	(271,343)
MaxLinear, Inc., Class A	(867)	(22,715)
MGIC Investment Corp.	(35,672)	(416,292)
Moog, Inc., Class A	(3,145)	(233,736)
Neogen Corp.	(1,662)	(109,476)
Nevro Corp.	(2,056)	(176,939)
New York Times Co.	(4,649)	(88,331)
Northwest Natural Gas Co.	(2,208)	(139,325)
NuVasive, Inc.	(196)	(13,154)
Pandora Media, Inc.	(8,854)	(79,243)
Pebblebrook Hotel Trust	(3,758)	(126,532)
Redwood Trust, Inc.	(533)	(9,205)
Tennant Co.	(971)	(73,359)
US Concrete, Inc.	(230)	(18,021)
Xenia Hotels & Resorts, Inc.	(13,211)	(268,448)

		(9,176,663)
Total Reference Entity — Short		(9,435,272)
Net Value of Reference Entity — Bank of America N.A.		(113,618)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Deutsche Bank AG as of July 31, 2017, expiration dates 1/30/18 — 6/08/18:
Reference Entity — Long
Australia
Aristocrat Leisure Ltd.	62,849	1,019,186
BlueScope Steel Ltd.	11,946	125,846
Caltex Australia Ltd.	719	17,918
Challenger Ltd.	2,467	25,353
Cochlear Ltd.	3,058	349,327
CSR Ltd.	10,637	33,376
Harvey Norman Holdings Ltd.	45,776	160,058
Macquarie Group Ltd.	492	33,778
Nufarm, Ltd.	8,080	54,697
Perpetual Ltd.	11,058	446,615
Platinum Asset Management Ltd.	64,911	283,998
Qantas Airways Ltd.	7,598	32,292
Suncorp Group Ltd.	8,089	92,455
Woolworths Ltd.	4,267	91,072

		2,765,971
Austria
Lenzing AG	1,623	290,118
Canada
Bank of Nova Scotia	9,260	576,879
Canadian Imperial Bank of Commerce	3,418	296,688
Canadian Pacific Railway Ltd.	207	32,408
Domtar Corp.	8,928	348,383
Inter Pipeline Ltd.	2,889	57,050
Magna International, Inc.	2,457	117,179
National Bank of Canada	778	35,039
Quebecor, Inc., Class B	1,257	43,565
Teck Resources Ltd., Class B	9,004	195,427
Thomson Reuters Corp.	1,653	75,706
Toronto-Dominion Bank	365	18,816

		1,797,140

	Shares	Value
Reference Entity — Long (continued)
Finland
UPM-Kymmene OYJ	7,109	$193,529
France
Compagnie de Saint-Gobain	4,167	231,213
Societe Television Francaise 1	37,688	551,439

		782,652
Germany
Aareal Bank AG	14,242	594,012
Aurubis AG	3,698	329,207
CTS Eventim AG & Co. KGaA	7,848	363,758
Deutsche Telekom AG, Registered Shares	6,327	115,586
Fielmann AG	3,174	254,917
Rheinmetall AG	963	96,098
Siltronic AG	3,773	410,283
Solarworld AG	10	19
Suedzucker AG	20,007	427,018
Talanx AG	1,382	56,990
TUI AG	9,382	147,463

		2,795,351
Hong Kong
Champion REIT	6,000	4,668
Italy
Amplifon SpA	30,330	434,744
Azimut Holding SpA	3,310	74,162

		508,906
Japan
Astellas Pharma, Inc.	21,000	267,446
Daicel Corp.	15,000	194,972
Denki Kagaku Kogyo KK	37,000	205,484
Glory Ltd.	13,100	436,234
Hitachi Chemical Co. Ltd.	3,500	99,504
Hitachi Construction Machinery Co. Ltd.	10,900	312,036
Iida Group Holdings Co. Ltd.	64,700	1,105,463
J. Front Retailing Co. Ltd.	16,100	230,106
Japan Prime Realty Investment Corp.	20	75,196
JSR Corp.	3,100	54,628
Kyushu Electric Power Co., Inc.	2,800	33,158
Miraca Holdings, Inc.	4,300	196,219
Mitsubishi Logistics Corp.	48,000	616,210
Mitsui Chemicals, Inc.	128,000	727,183
Nagase & Co. Ltd.	8,100	127,152
Nippon Building Fund, Inc.	50	269,854
Nippon Kayaku Co. Ltd.	1,000	14,032
Nippon Telegraph & Telephone Corp.	600	29,363
Nishimatsu Construction Co. Ltd.	24,000	138,118
NTT DOCOMO, Inc.	18,700	434,251
Pigeon Corp.	5,200	192,747
Pola Orbis Holdings, Inc.	7,900	219,172
Secom Co. Ltd.	3,400	255,095
Shikoku Electric Power Co., Inc.	5,500	66,093
Skylark Co. Ltd.	10,900	164,513
Sumitomo Mitsui Financial Group, Inc.	11,600	447,595
T&D Holdings, Inc.	30,000	442,553
Toho Gas Co. Ltd.	7,000	47,438
Tokyo Electron Ltd.	1,000	140,638
Toyo Seikan Kaisha Ltd.	1,900	31,145
West Japan Railway Co.	3,000	215,338
Zeon Corp.	10,000	124,761

		7,913,697
Netherlands
ASR Nederland NV	19,193	725,926
Koninklijke DSM NV	2,161	159,413

		885,339

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	23

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Norway
Norsk Hydro ASA	12,805	$82,625
TGS Nopec Geophysical Co. ASA	4,147	87,637

		170,262
Spain
Mediaset Espana Comunicacion SA	499,405	6,294,403
Sweden
Intrum Justitia AB	17,489	569,080
NCC AB, B Shares	4,389	114,200

		683,280
Switzerland
STMicroelectronics NV	51,789	877,419
Swiss Life Holding AG, Registered Shares	439	160,214
Temenos Group AG	771	74,530

		1,112,163
United Kingdom
Associated British Foods PLC	1,759	68,812
boohoo.com PLC	8,338	25,892
Carnival PLC	7,284	491,643
Close Brothers Group PLC	47,179	959,288
Diageo PLC	633	20,444
Dialog Semiconductor PLC	1,712	74,604
Fevertree Drinks PLC	30,952	877,943
Hargreaves Lansdown PLC	9,963	181,283
Inchcape PLC	41,882	443,966
Intu Properties PLC	195,252	658,240
Royal Mail PLC	24,051	127,888
SSP Group PLC	48,749	327,708
Tate & Lyle PLC	13,202	117,064
Tesco PLC	32,747	75,269
Thomas Cook Group PLC	819,431	1,187,193

		5,637,237
Total Reference Entity — Long		31,834,716

Reference Entity — Short
Australia
Independence Group NL	(8,437)	(20,382)
Macquarie Atlas Roads Group	(6,047)	(26,897)
Qube Holdings Ltd.	(68,299)	(145,194)

		(192,473)
Canada
Emera, Inc.	(151,653)	(5,644,034)
MacDonald Dettwiler & Associates, Ltd.	(4,655)	(264,010)
Whitecap Resources, Inc.	(2,172)	(16,045)

		(5,924,089)
Denmark
AP Moeller — Maersk A/S	(162)	(338,341)
DONG Energy A/S	(429)	(20,696)
Jyske Bank A/S	(1,730)	(108,430)
Nets A/S	(779)	(18,774)

		(486,241)
France
Air Liquide SA	(768)	(94,167)
Germany
Symrise AG	(7,014)	(491,090)
Ireland
Greencore Group PLC	(96,459)	(284,711)

	Shares	Value
Reference Entity — Short (continued)
Isle of Man
GVC Holdings PLC	(4,554)	$(46,176)
Japan
Acom Co. Ltd.	(62,700)	(267,018)
Aeon Co. Ltd.	(6,400)	(96,435)
Asics Corp.	(4,400)	(79,982)
Disco Corp.	(1,100)	(194,958)
Furukawa Electric Co., Ltd.	(8,600)	(388,109)
The Hachijuni Bank, Ltd.	(5,300)	(33,649)
IHI Corp.	(175,000)	(576,791)
JFE Holdings, Inc.	(14,100)	(271,968)
Kajima Corp.	(3,000)	(26,159)
Kansai Paint Co. Ltd.	(2,300)	(52,609)
Keyence Corp.	(800)	(369,531)
Kyocera Corp.	(1,500)	(91,125)
McDonald’s Holdings Co. Japan Ltd.	(12,400)	(503,878)
Mitsubishi Heavy Industries, Ltd.	(46,000)	(182,889)
Mitsui Mining & Smelting Co., Ltd.	(192,000)	(838,737)
NEC Corp.	(137,000)	(372,427)
Nippo Corp.	(6,000)	(122,065)
Nippon Paint Co. Ltd.	(3,400)	(130,732)
Nissin Electric Co., Ltd.	(7,700)	(93,514)
Oriental Land Co. Ltd.	(4,100)	(297,211)
Otsuka Holdings Co., Ltd.	(600)	(26,424)
Recruit Holdings Co. Ltd.	(1,500)	(25,964)
Ricoh Co., Ltd.	(17,700)	(166,424)
Seiko Epson Corp.	(2,300)	(60,542)
Shimano, Inc.	(800)	(117,288)
Shiseido Co. Ltd.	(11,200)	(395,622)
Sumitomo Metal Mining Co., Ltd.	(3,000)	(45,308)
Taiyo Yuden Co., Ltd.	(31,500)	(528,949)
Toyo Tire & Rubber Co., Ltd.	(1,700)	(34,895)
Toyota Industries Corp.	(4,100)	(219,973)

		(6,611,176)
Netherlands
Koninklijke Boskalis Westminster NV	(2,294)	(82,049)
Singapore
City Developments, Ltd.	(18,200)	(151,072)
M1, Ltd.	(11,600)	(15,451)

		(166,523)
Sweden
Telefonaktiebolaget LM Ericsson — B Shares	(63,127)	(408,584)
Switzerland
Aryzta AG	(4,142)	(133,103)
United Kingdom
Balfour Beatty PLC	(103,129)	(358,987)
Daily Mail & General Trust PLC	(42,867)	(359,996)
Informa PLC	(4,418)	(40,521)
Kazakhmys PLC	(32,392)	(306,806)
Reckitt Benckiser Group PLC	(1,064)	(103,450)
Sports Direct International PLC	(249,116)	(1,246,369)

		(2,416,129)
Total Reference Entity — Short		(17,336,511)
Net Value of Reference Entity — Deutsche Bank AG		14,498,205

See Notes to Financial Statements.

24	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of July 31, 2017, expiration dates 8/01/17 — 2/05/19:
	Shares	Value
Reference Entity — Long
Australia
Aristocrat Leisure Ltd.	68,856	$1,116,598
Caltex Australia Ltd.	35,634	888,027
Challenger Ltd.	15,495	159,241
Cochlear Ltd.	9,056	1,034,500
CSR Ltd.	166,461	522,309
Harvey Norman Holdings Ltd.	115,695	404,533
Perpetual Ltd.	9,559	386,073
Platinum Asset Management Ltd.	24,973	109,262
Qantas Airways Ltd.	69,484	295,312
Suncorp Group Ltd.	7,397	84,545

		5,000,400
Austria
Lenzing AG	451	80,618
Canada
Bank of Nova Scotia	1,198	74,633
Canadian Imperial Bank of Commerce	43,901	3,810,681
Capital Power Corp.	10,111	199,584
Celestica, Inc.	4,041	48,035
Domtar Corp.	1,160	45,265
HudBay Minerals, Inc.	9,642	74,862
IGM Financial, Inc.	4,138	139,267
Inter Pipeline Ltd.	28,512	563,036
Magna International, Inc.	15,658	746,761
Maple Leaf Foods, Inc.	48,235	1,333,209
National Bank of Canada	7,920	356,694
Quebecor, Inc., Class B	3,865	133,954
Toronto-Dominion Bank	9,233	475,961

		8,001,942
China
FIH Mobile Ltd.	171,000	57,135
Finland
UPM-Kymmene OYJ	263,193	7,164,928
Valmet Corp.	48,146	877,628

		8,042,556
France
Arkema SA	23,422	2,666,252
Compagnie de Saint-Gobain	4,007	222,335

		2,888,587
Germany
Aareal Bank AG	4,298	179,263
Aurubis AG	12,235	1,089,196
Deutsche Euroshop AG	2,651	110,400
Fielmann AG	2,855	229,297
Rheinmetall AG	195	19,459
Siltronic AG	8,583	933,331
Suedzucker AG	66,283	1,414,705
Talanx AG	551	22,722
TUI AG	19,104	300,270
Wacker Chemie AG	2,919	362,260

		4,660,903
Hong Kong
Hang Lung Properties Ltd.	79,000	196,480
HKT Trust & HKT Ltd.	250,000	327,751
Kerry Properties Ltd.	98,500	345,170
Texwinca Holdings Ltd.	84,000	50,960

	Shares	Value
Reference Entity — Long (continued)
Hong Kong (continued)
WH Group Ltd.	37,500	$35,162

		955,523
Italy
Amplifon SpA	59,604	854,353
Azimut Holding SpA	835	18,708

		873,061
Japan
Astellas Pharma, Inc.	445,500	5,673,677
Dai Nippon Printing Co. Ltd.	23,000	253,693
Daicel Corp.	20,800	270,361
Daiichi Sankyo Co. Ltd.	20,500	447,086
Daito Trust Construction Co. Ltd.	26,700	4,512,923
Denki Kagaku Kogyo KK	8,000	44,429
Glory Ltd.	5,400	179,821
Hitachi Chemical Co. Ltd.	700	19,901
Hokuhoku Financial Group, Inc.	33,200	539,714
Iida Group Holdings Co. Ltd.	74,500	1,272,906
Itochu Techno-Solutions Corp.	14,400	501,431
Japan Prime Realty Investment Corp.	87	327,103
JSR Corp.	1,600	28,195
JXTG Holdings, Inc.	279,800	1,243,718
Miraca Holdings, Inc.	1,000	45,632
Mitsubishi Chemical Holdings Corp.	184,500	1,544,682
Mitsubishi Logistics Corp.	4,000	51,351
Mitsui Chemicals, Inc.	106,000	602,199
Nagase & Co. Ltd.	44,300	695,412
Nippon Telegraph & Telephone Corp.	64,400	3,151,619
Nishimatsu Construction Co. Ltd.	5,000	28,775
NTT DOCOMO, Inc.	62,600	1,453,697
Penta-Ocean Construction Co. Ltd.	119,700	713,061
Secom Co. Ltd.	24,400	1,830,681
SKY Perfect JSAT Holdings, Inc.	3,800	17,058
Sumitomo Realty & Development Co. Ltd.	1,000	30,272
T&D Holdings, Inc.	36,300	535,489
TAG Immobilien AG	22,827	374,566
Toppan Forms Co. Ltd.	39,400	409,662
Toppan Printing Co. Ltd.	30,000	317,031

		27,116,145
Netherlands
BE Semiconductor Industries NV	34,086	2,217,244
Koninklijke DSM NV	131,483	9,699,277

		11,916,521
Norway
Leroy Seafood Group ASA	8,367	48,565
Spain
Distribuidora Internacional de Alimentacion SA	54,815	369,207
Mediaset Espana Comunicacion SA	20,981	264,441

		633,648
Sweden
JM AB	467	16,391
NCC AB — B Shares	13,678	355,897

		372,288
Switzerland
Georg Fischer AG, Registered Shares	217	246,803
Logitech International SA, Registered Shares	56,764	2,060,249
STMicroelectronics NV	11,524	195,242
Temenos Group AG	4,321	417,695

		2,919,989

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	25

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United Kingdom
Associated British Foods PLC	12,891	$504,292
Auto Trader Group PLC	347,045	1,752,737
Carnival PLC	12,345	833,243
Diageo PLC	2,786	89,979
Electrocomponents PLC	87,177	713,501
Fevertree Drinks PLC	44,804	1,270,850
Hargreaves Lansdown PLC	2,857	51,985
Hays PLC	11,055	24,311
Inchcape PLC	7,730	81,941
Intu Properties PLC	211,741	713,829
Liberty Global PLC LiLAC, Class A	2	52
Michael Page International PLC	86,323	557,993
Moneysupermarket.com Group PLC	72,691	318,264
Smiths Group PLC	22,149	448,625
Spirax-Sarco Engineering PLC	8,458	620,762
SSP Group PLC	40,836	274,514
Thomas Cook Group PLC	596,278	863,889
WM Morrison Supermarkets PLC	990,577	3,141,714

		12,262,481
United States
Adobe Systems, Inc.	10,469	1,533,604
American Eagle Outfitters, Inc.	75,589	894,974
Aspen Technology, Inc.	6,821	387,910
Baxter International, Inc.	75,605	4,572,590
Best Buy Co., Inc.	6,734	392,861
Big Lots, Inc.	120,122	5,966,460
Cabot Corp.	88,836	4,826,460
Campbell Soup Co.	1,351	71,373
Carnival Corp.	89,525	5,978,479
Carter’s, Inc.	34,957	3,031,821
Citizens Financial Group, Inc.	25,288	887,103
CME Group, Inc.	87,069	10,676,401
Colfax Corp.	423	17,461
Costco Wholesale Corp.	12,643	2,004,042
Crimson Wine Group Ltd.	1	11
Devon Energy Corp.	5,112	170,281
Dick’s Sporting Goods, Inc.	72,158	2,694,380
Eastman Chemical Co.	727	60,457
Eaton Vance Corp.	15,013	736,988
Emerson Electric Co.	324	19,314
First Horizon National Corp.	10,761	187,564
Flex Ltd.	82,627	1,321,206
Fluor Corp.	10,405	451,889
Foot Locker, Inc.	1,552	73,239
Fortinet, Inc.	40,293	1,487,215
Garmin Ltd.	29,710	1,491,145
Gentex Corp.	8,355	142,202
H&R Block, Inc.	1,158	35,319
Hasbro, Inc.	50,881	5,387,280
Host Hotels & Resorts, Inc.	9,731	181,580
HP, Inc.	100,855	1,926,330
IDEXX Laboratories, Inc.	32,173	5,355,518
Illinois Tool Works, Inc.	26,880	3,782,285
InterDigital, Inc.	28,174	2,052,476
Interpublic Group of Cos., Inc.	181,426	3,920,616
Juniper Networks, Inc.	2,483	69,400
KAR Auction Services, Inc.	11,263	473,496
Kennametal, Inc.	1,107	40,848
Kohl’s Corp.	51,557	2,131,882
Landstar System, Inc.	36,952	3,072,559
Lear Corp.	270	40,011
Liberty Media Corp. — Liberty SiriusXM, Class A	13,952	643,606
Liberty Media Corp. — Liberty SiriusXM, Class C	28,787	1,324,202
Lincoln National Corp.	35,554	2,597,575
Lowe’s Cos., Inc.	109,738	8,493,721

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
LyondellBasell Industries NV, Class A	59,667	$5,375,400
Manhattan Associates, Inc.	6,714	296,759
ManpowerGroup, Inc.	21,931	2,349,907
Masco Corp.	40,183	1,532,178
Masimo Corp.	82,773	7,830,326
McDonald’s Corp.	69,826	10,832,806
Meredith Corp.	7,139	424,413
Motorola Solutions, Inc.	3,149	285,551
NCR Corp.	96,019	3,634,319
NetApp, Inc.	64,452	2,798,506
Newfield Exploration Co.	38,216	1,097,946
Norfolk Southern Corp.	1,176	132,394
Owens Corning	8,758	587,224
PACCAR, Inc.	2,681	183,514
Papa John’s International, Inc.	9,656	688,762
Parker-Hannifin Corp.	20,607	3,420,350
Pilgrim’s Pride Corp.	9,986	242,560
Pitney Bowes, Inc.	2,675	42,104
Principal Financial Group, Inc.	37,492	2,502,591
Prudential Financial, Inc.	3,260	369,130
Quest Diagnostics, Inc.	6,415	694,809
Ralph Lauren Corp.	59,914	4,532,494
RLJ Lodging Trust	51,867	1,097,506
Robert Half International, Inc.	39,089	1,768,777
Rockwell Automation, Inc.	19,320	3,188,380
Ross Stores, Inc.	7,291	403,338
S&P Global, Inc.	22,732	3,491,408
Scripps Networks Interactive, Inc., Class A	42,723	3,734,417
Silgan Holdings, Inc.	9,416	285,305
Snap-on, Inc.	4,420	681,564
Target Corp.	96,907	5,491,720
Tenneco, Inc.	30,121	1,665,691
TJX Cos., Inc.	67,444	4,741,988
Union Pacific Corp.	12,385	1,275,160
Veeva Systems, Inc., Class A	13,085	834,300
VeriSign, Inc.	95,256	9,637,049
Visa, Inc., Class A	33,919	3,376,976
VMware, Inc., Class A	103,266	9,573,791
Voya Financial, Inc.	7,196	282,371
W.W. Grainger, Inc.	1,287	214,594
WageWorks, Inc.	7,028	458,226
Westar Energy, Inc.	89,896	4,562,222
Western Union Co.	12,685	250,529
Westlake Chemical Corp.	12,167	856,070
WestRock Co.	3,512	201,659
Zynga, Inc., Class A	89,026	321,384

		199,854,602
Total Reference Entity — Long		285,684,964

Reference Entity — Short
Australia
Independence Group NL	(120,237)	(290,466)
OceanaGold Corp.	(13,758)	(37,630)
Vocus Communications Ltd.	(35,899)	(100,145)

		(428,241)
Bermuda
RenaissanceRe Holdings Ltd.	(30,114)	(4,424,048)
Signet Jewelers Ltd.	(2,876)	(175,896)

		(4,599,944)
Canada
Cameco Corp.	(7,367)	(75,457)

See Notes to Financial Statements.

26	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Canada (continued)
Emera, Inc.	(63,066)	$(2,347,112)
First Quantum Minerals Ltd.	(3,017)	(33,346)
Ivanhoe Mines Ltd., Class A	(76,806)	(303,097)
Potash Corp. of Saskatchewan, Inc.	(48,984)	(876,153)

		(3,635,165)
Denmark
AP Moeller — Maersk A/S	(622)	(1,299,063)
DONG Energy A/S	(34,541)	(1,666,343)
Nets A/S	(10,300)	(248,226)

		(3,213,632)
Finland
Amer Sports OYJ	(10,070)	(270,491)
France
Accor SA	(36,132)	(1,678,465)
Bollore SA	(174,474)	(809,495)
Bureau Veritas SA	(4,343)	(98,954)

		(2,586,914)
Germany
GEA Group AG	(9,145)	(371,663)
MAN SE	(1,347)	(149,167)
Symrise AG	(14,952)	(1,046,875)
ThyssenKrupp AG	(58,150)	(1,727,138)
Volkswagen AG	(9,066)	(1,394,251)

		(4,689,094)
Ireland
Adient PLC	(16,462)	(1,077,767)
Greencore Group PLC	(453,316)	(1,338,022)

		(2,415,789)
Italy
Yoox SpA	(46,658)	(1,545,425)
Japan
Acom Co. Ltd.	(13,200)	(56,214)
Aeon Co. Ltd.	(34,500)	(519,846)
Alps Electric Co. Ltd.	(4,800)	(130,528)
Asics Corp.	(1,200)	(21,813)
Bic Camera, Inc.	(188,300)	(2,185,467)
CyberAgent, Inc.	(3,600)	(111,186)
Disco Corp.	(800)	(141,787)
Furukawa Electric Co., Ltd.	(1,600)	(72,206)
Invincible Investment Corp.	(69)	(30,905)
Izumi Co., Ltd.	(3,100)	(161,730)
JFE Holdings, Inc.	(1,200)	(23,146)
Kajima Corp.	(15,000)	(130,795)
Kansai Paint Co. Ltd.	(2,600)	(59,472)
Keyence Corp.	(5,800)	(2,679,102)
Kumagai Gumi Co., Ltd.	(5,000)	(17,319)
Kyocera Corp.	(38,500)	(2,338,877)
Kyudenko Corp.	(700)	(26,402)
Mitsubishi Heavy Industries, Ltd.	(118,000)	(469,151)
Mitsui Mining & Smelting Co., Ltd.	(205,000)	(895,526)
Murata Manufacturing Co. Ltd.	(2,000)	(311,139)
Nippon Paint Co. Ltd.	(29,200)	(1,122,761)
Nissin Electric Co., Ltd.	(3,400)	(41,292)
Otsuka Holdings Co., Ltd.	(2,200)	(96,886)
Recruit Holdings Co. Ltd.	(18,300)	(316,767)
Ricoh Co., Ltd.	(31,900)	(299,940)
Seiko Epson Corp.	(3,900)	(102,658)
Shimano, Inc.	(18,200)	(2,668,309)
Shiseido Co. Ltd.	(111,600)	(3,942,091)
Suzuken Co. Ltd/Aichi Japan	(600)	(20,038)

	Shares	Value
Reference Entity — Short (continued)
Japan (continued)
Sysmex Corp.	(3,300)	$(188,909)
Taiyo Yuden Co., Ltd.	(99,400)	(1,669,127)
Terumo Corp.	(60,000)	(2,268,599)
Toyo Tire & Rubber Co., Ltd.	(1,500)	(30,790)
Toyota Industries Corp.	(13,100)	(702,840)
Yakult Honsha Co. Ltd.	(400)	(27,258)

		(23,880,876)
Jordan
Hikma Pharmaceuticals PLC	(39,369)	(732,840)
Luxembourg
Grand City Properties SA	(3,969)	(82,292)
Tenaris SA	(100,908)	(1,596,616)

		(1,678,908)
Netherlands
Koninklijke Boskalis Westminster NV	(45,219)	(1,617,333)
Singapore
Singapore Post Ltd.	(1,556,106)	(1,509,165)
Sweden
Hennes & Mauritz AB — B Shares	(4,593)	(119,832)
Switzerland
Dufry AG	(4,660)	(742,364)
Weatherford International PLC	(260,218)	(1,160,572)

		(1,902,936)
United Kingdom
Balfour Beatty PLC	(13,616)	(47,396)
Capita PLC	(6,250)	(54,306)
Capital & Counties Properties PLC	(431,855)	(1,641,630)
CYBG PLC	(6,894)	(23,960)
Daily Mail & General Trust PLC	(95,932)	(805,635)
Informa PLC	(23,990)	(220,032)
Kazakhmys PLC	(111,512)	(1,056,204)
Melrose Industries PLC	(94,236)	(288,955)
Next PLC	(28,665)	(1,494,176)
Willis Towers Watson PLC	(14,201)	(2,114,245)

		(7,746,539)
United States
Abbott Laboratories	(156,933)	(7,717,965)
Acadia Healthcare Co., Inc.	(18,915)	(1,001,171)
Acuity Brands, Inc.	(19,800)	(4,012,470)
Advanced Micro Devices, Inc.	(169,423)	(2,305,847)
Allegiant Travel Co.	(21,771)	(2,813,902)
Allergan PLC	(38,065)	(9,604,941)
Alliance Data Systems Corp.	(5,062)	(1,222,119)
Ally Financial, Inc.	(201,206)	(4,555,304)
athenahealth, Inc.	(6,806)	(941,406)
Avnet, Inc.	(384)	(14,738)
Ball Corp.	(228,815)	(9,587,349)
Bio-Rad Laboratories, Inc.	(338)	(79,643)
Bio-Techne Corp.	(940)	(108,955)
Callon Petroleum Co.	(420,768)	(4,763,094)
Calpine Corp.	(1,638)	(23,554)
Centennial Resource Development, Inc.	(100,352)	(1,683,907)
CF Industries Holdings, Inc.	(288,942)	(8,480,448)
CIT Group, Inc.	(35,383)	(1,686,000)
Coach, Inc.	(29,984)	(1,413,446)
CommScope Holding Co., Inc.	(92,004)	(3,383,907)
Compass Minerals International, Inc.	(10,725)	(740,561)
Coty, Inc., Class A	(6,316)	(129,352)
Cousins Properties, Inc.	(63,689)	(585,302)
Credit Acceptance Corp.	(39,015)	(9,718,637)
Cree, Inc.	(2,263)	(58,634)

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	27

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Dollar Tree, Inc.	(60,666)	$(4,372,805)
Education Realty Trust, Inc.	(33,516)	(1,258,526)
Ellie Mae, Inc.	(7,866)	(686,073)
Empire State Realty Trust, Inc.	(9,109)	(190,287)
Envision Healthcare Corp.	(36,670)	(2,069,288)
Equinix, Inc.	(19,086)	(8,602,633)
Exelon Corp.	(31,267)	(1,198,777)
Extra Space Storage, Inc.	(84,160)	(6,690,720)
FirstEnergy Corp.	(2,243)	(71,574)
FMC Corp.	(44,751)	(3,418,081)
Ford Motor Co.	(52,176)	(585,415)
GEO Group, Inc.	(12,925)	(379,349)
Gramercy Property Trust REIT	(16,305)	(492,737)
Howard Hughes Corp.	(24,201)	(3,044,728)
ICU Medical, Inc.	(5,191)	(892,333)
ILG, Inc.	(30,774)	(815,819)
Illumina, Inc.	(2,714)	(471,829)
Integra LifeSciences Holdings Corp.	(520)	(25,823)
Interactive Brokers Group, Inc., Class A	(26,438)	(1,058,842)
Johnson Controls International PLC	(99,212)	(3,864,307)
Laboratory Corp. of America Holdings	(13,865)	(2,203,287)
Liberty Broadband Corp.	(31,151)	(3,089,556)
Lumentum Holdings, Inc.	(26,594)	(1,664,784)
M&T Bank Corp.	(26,594)	(4,338,811)
M/A-COM Technology Solutions Holdings, Inc.	(18,219)	(1,103,160)
Markel Corp.	(1,449)	(1,552,618)
Mattel, Inc.	(1,363)	(27,287)
Medicines Co.	(77,227)	(2,969,378)
Mednax, Inc.	(7,210)	(338,726)
MGM Resorts International	(212,718)	(7,004,804)
Murphy USA, Inc.	(4,987)	(377,666)
New Jersey Resources Corp.	(606)	(25,543)
NVIDIA Corp.	(8,420)	(1,368,334)
O’Reilly Automotive, Inc.	(25,615)	(5,233,145)
Olin Corp.	(23,753)	(700,238)
Penumbra, Inc.	(16,468)	(1,344,612)
Physicians Realty Trust	(241,315)	(4,493,285)
Post Holdings, Inc.	(9,810)	(816,192)
PTC, Inc.	(3,617)	(199,622)
Quintiles Transnational Holdings, Inc.	(11,621)	(1,052,282)
Rite Aid Corp.	(78,993)	(176,944)
Royal Gold, Inc.	(1,026)	(88,913)
Sally Beauty Holdings, Inc.	(9,220)	(186,521)
Schneider National, Inc., Class B Class B	(686)	(14,831)
Sherwin-Williams Co.	(1,801)	(607,423)
Snyder’s-Lance, Inc.	(61,434)	(2,137,289)
Southern Co.	(39,337)	(1,885,422)
Square, Inc.	(4,401)	(115,966)
Starwood Property Trust, Inc.	(1,836)	(40,465)
Starwood Waypoint Homes	(4,418)	(154,453)
Sun Communities, Inc.	(382)	(34,002)
TransDigm Group, Inc.	(34,441)	(9,717,184)
TreeHouse Foods, Inc.	(23,242)	(1,971,619)
United States Steel Corp.	(76,161)	(1,789,022)
Universal Display Corp.	(2,273)	(274,124)
Valmont Industries, Inc.	(760)	(116,052)
Vereit, Inc.	(219,300)	(1,822,383)
Verisk Analytics, Inc., Class A	(89,278)	(7,790,398)
Wayfair, Inc., Class A	(3,215)	(245,465)
Wells Fargo & Co.	(90,607)	(4,887,342)
Western Digital Corp.	(6,119)	(520,849)
WP Carey, Inc.	(8,934)	(612,068)
Zillow Group, Inc.	(168,243)	(7,597,854)
Zimmer Biomet Holdings, Inc.	(69,128)	(8,386,601)

		(207,899,118)
Total Reference Entity — Short		(270,472,242)
Net Value of Reference Entity — Goldman Sachs & Co.		15,212,722

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of July 31, 2017, expiration dates 10/19/17 — 2/05/19:
	Shares	Value
Reference Entity — Long
Argentina
Adecoagro SA	13,216	$134,407
Bermuda
Argo Group International Holdings Ltd.	8,284	496,626
Golar LNG Ltd.	7,274	173,194
Nabors Industries Ltd.	12,490	96,298

		766,118
Brazil
Cosan Ltd., Class A	26,306	192,560
Canada
Canada Goose Holdings, Inc.	3,793	72,295
Waste Connections, Inc.	3,148	204,557

		276,852
China
SINA Corp.	2,336	221,476
Ireland
Allegion PLC	5,786	470,055
Israel
Caesarstone Ltd.	2,885	101,263
SodaStream International Ltd.	3,362	189,348
Wix.com Ltd.	3,501	216,012

		506,623
Jersey
Novocure Ltd.	2,983	61,450
Spain
Atlantica Yield PLC	6,667	144,074
Switzerland
Logitech International SA	7,342	264,605
UBS Group AG	2,704	47,131

		311,736
United Kingdom
Cardtronics PLC, Class A	2,685	84,040
Delphi Automotive PLC	7,724	698,404
International Game Technology PLC	53,225	1,013,404
Travelport Worldwide Ltd.	29,829	426,555

		2,222,403
United States
8x8, Inc.	10,979	139,433
A. Schulman, Inc.	14,028	368,936
ACCO Brands Corp.	41,521	483,720
Activision Blizzard, Inc.	2,540	156,921
Acxiom Corp.	17,413	469,629
Adobe Systems, Inc.	1,777	260,313
Advisory Board Co.	230	12,926
Air Products & Chemicals, Inc.	15,786	2,243,980
Alexandria Real Estate Equities, Inc.	3,886	471,178
Allison Transmission Holdings, Inc.	9,788	369,986
AMC Entertainment Holdings, Inc., Class A	2,376	48,470
Amedisys, Inc.	2,237	105,944
Ameren Corp.	29,031	1,628,639
American Assets Trust, Inc.	2,598	105,505
American Homes 4 Rent, Class A	33,648	774,240
American Water Works Co., Inc.	3,088	250,437
AmerisourceBergen Corp.	743	69,708
AMETEK, Inc.	9,838	605,824
AMN Healthcare Services, Inc.	9,951	367,192

See Notes to Financial Statements.

28	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Anadarko Petroleum Corp.	1,788	$81,658
Analog Devices, Inc.	984	77,746
ANSYS, Inc.	7,646	990,539
Antero Resources Corp.	2,093	43,158
Anthem, Inc.	908	169,079
AO Smith Corp.	2,515	134,678
Apple Hospitality REIT, Inc.	9,810	181,093
Argan, Inc.	2,743	176,786
Asbury Automotive Group, Inc.	10,744	580,176
Aspen Technology, Inc.	6,410	364,537
Axis Capital Holdings Ltd.	3,089	199,488
Baker Hughes a GE Co.	16,182	596,954
Bank of America Corp.	4,877	117,633
BJ’s Restaurants, Inc.	7,820	276,046
BofI Holding, Inc.	9,615	267,970
Boise Cascade Co.	1,603	48,651
Booz Allen Hamilton Holding Corp.	1,508	51,724
BorgWarner, Inc.	14,210	664,175
Boston Properties, Inc.	4,685	566,463
Brady Corp., Class A	1,005	33,366
Briggs & Stratton Corp.	6,821	159,748
Bright Horizons Family Solutions, Inc.	5,563	439,533
Brink’s Co.	3,075	240,311
Broadridge Financial Solutions, Inc.	17,562	1,332,253
Cabot Corp.	6,772	367,923
CACI International, Inc., Class A	312	39,031
Cadence Design Systems, Inc.	1,415	52,214
Caesars Entertainment Corp.	15,029	185,608
Callaway Golf Co.	48,911	622,637
Cambrex Corp.	3,975	242,475
Campbell Soup Co.	7,540	398,338
Capital Bank Financial Corp., Class A	11,562	439,356
Carlisle Cos., Inc.	8,572	836,541
Carnival Corp.	18,091	1,208,117
Carpenter Technology Corp.	2,671	107,989
Carter’s, Inc.	1,413	122,549
Catalent, Inc.	6,797	235,856
Cavium, Inc.	1,240	76,806
CDW Corp.	2,142	135,867
Charles River Laboratories International, Inc.	2,057	201,997
Charles Schwab Corp.	1,890	81,081
Cheesecake Factory, Inc.	31,881	1,516,898
Chemed Corp.	148	29,230
Cheniere Energy, Inc.	15,951	720,985
Cirrus Logic, Inc.	2,491	153,047
Cisco Systems, Inc.	2,267	71,297
Citigroup, Inc.	40,427	2,767,228
Citizens Financial Group, Inc.	24,640	864,371
CME Group, Inc.	11,062	1,356,422
CMS Energy Corp.	10,900	504,016
Cognex Corp.	11,600	1,102,696
Colfax Corp.	3,850	158,928
Community Health Systems, Inc.	8,355	59,738
CommVault Systems, Inc.	3,164	188,416
Consolidated Communications Holdings, Inc.	14,469	260,442
Consolidated Edison, Inc.	9,165	759,412
Continental Resources, Inc.	19,033	636,273
Cooper-Standard Holding, Inc.	6,780	693,323
CoreCivic, Inc.	2,179	60,358
Cornerstone OnDemand, Inc.	1,514	61,029
Costco Wholesale Corp.	6,175	978,799
CSG Systems International, Inc.	13,236	547,309
Cummins, Inc.	857	143,890
Curtiss-Wright Corp.	576	55,538
Dean Foods Co.	4,293	64,395
Deckers Outdoor Corp.	3,961	256,910

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Deere & Co.	3,259	$418,065
Delta Air Lines, Inc.	11,941	589,408
Dentsply Sirona, Inc.	6,024	373,669
Devon Energy Corp.	7,798	259,751
DexCom, Inc.	422	28,109
DiamondRock Hospitality Co.	47,366	553,235
Dick’s Sporting Goods, Inc.	916	34,203
Diplomat Pharmacy, Inc.	1,289	20,456
Discover Financial Services	18,946	1,154,569
Dominion Resources, Inc.	14,101	1,088,315
Douglas Emmett, Inc.	3,886	148,678
Dover Corp.	15,258	1,281,672
Duke Energy Corp.	25,773	2,193,798
Duke Realty Corp.	21,880	625,549
Dynegy, Inc.	1,767	15,868
E*Trade Financial Corp.	416	17,056
Ebix, Inc.	985	56,884
Ecolab, Inc.	3,206	422,134
Edwards Lifesciences Corp.	1,571	180,948
Eldorado Resorts, Inc.	7,405	151,062
Emerson Electric Co.	23,767	1,416,751
Energizer Holdings, Inc.	740	34,092
Entegris, Inc.	4,864	126,950
Envision Healthcare Corp.	4,196	236,780
Estee Lauder Cos., Inc., Class A	1,757	173,925
Esterline Technologies Corp.	132	12,738
Euronet Worldwide, Inc.	4,666	450,782
Expedia, Inc.	7,604	1,189,798
Extreme Networks, Inc.	2,917	25,640
First American Financial Corp.	16,144	781,531
First Interstate Bancsystem, Inc., Class A	8,934	326,538
Flex Ltd.	85,985	1,374,900
Fluor Corp.	32,656	1,418,250
Forum Energy Technologies, Inc.	3,941	52,218
Fresh Del Monte Produce, Inc.	5,892	303,261
Frontier Communications Corp.	6,997	107,124
Gaming and Leisure Properties, Inc.	11,291	428,381
Garmin Ltd.	37,853	1,899,842
Genesee & Wyoming, Inc., Class A	2,310	150,520
Gentex Corp.	47,515	808,705
Gibraltar Industries, Inc.	1,928	57,551
Global Payments, Inc.	7,155	675,217
Grand Canyon Education, Inc.	358	26,338
Green Dot Corp., Class A	6,541	263,210
Greenbrier Cos., Inc.	443	19,935
Greif, Inc., Class A	7,746	434,473
GTT Communications, Inc.	5,110	156,111
Gulfport Energy Corp.	7,897	99,660
H&R Block, Inc.	3,197	97,509
Harris Corp.	3,855	441,282
Hasbro, Inc.	469	49,658
Hawaiian Holdings, Inc.	10,550	436,770
HCP, Inc.	13,545	428,699
HealthSouth Corp.	12,752	542,725
HEICO Corp.	1,038	83,424
Hexcel Corp.	24,780	1,267,993
Hilton Grand Vacations, Inc.	3,555	130,682
Home Depot, Inc.	1,900	284,240
Hope Bancorp, Inc.	6,094	107,437
Host Hotels & Resorts, Inc.	13,152	245,416
HRG Group, Inc.	18,260	302,568
Hudson Pacific Properties, Inc.	36,861	1,206,092
Humana, Inc.	5,481	1,267,207
IDEXX Laboratories, Inc.	10,173	1,693,398
Illinois Tool Works, Inc.	13,754	1,935,325
Imperva, Inc.	7,943	357,832

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	29

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Innophos Holdings, Inc.	8,889	$371,294
Insight Enterprises, Inc.	18,827	762,870
Insperity, Inc.	912	68,856
Installed Building Products, Inc.	844	45,407
International Business Machines Corp.	1,905	275,596
International Flavors & Fragrances, Inc.	4,605	613,294
Invesco Ltd.	14,364	499,436
Investors Bancorp, Inc.	23,790	315,931
Invitation Homes, Inc.	11,737	250,233
IPG Photonics Corp.	6,712	1,024,520
J.M. Smucker Co.	12,597	1,535,574
Jack in the Box, Inc.	1,063	98,604
Jacobs Engineering Group, Inc.	2,386	125,790
JELD-WEN Holding, Inc.	7,519	245,495
John Wiley & Sons, Inc., Class A	12,623	697,421
Juniper Networks, Inc.	19,878	555,590
Kellogg Co.	40,346	2,743,528
Kennametal, Inc.	5,029	185,570
KeyCorp	12,610	227,484
KLA-Tencor Corp.	1,933	179,054
Knoll, Inc.	50,417	976,073
Knowles Corp.	10,677	161,757
Kohl’s Corp.	2,289	94,650
Lamar Advertising Co., Class A	3,358	236,974
Landstar System, Inc.	2,950	245,293
Las Vegas Sands Corp.	294	18,113
Lear Corp.	5,574	826,011
LHC Group, Inc.	1,441	83,434
Liberty Media Corp. — Liberty SiriusXM, Class A	871	40,179
Liberty Property Trust	10,324	433,814
Liberty TripAdvisor Holdings, Inc., Series A	3,332	39,151
Lincoln Electric Holdings, Inc.	1,828	159,511
Lowe’s Cos., Inc.	35,643	2,758,768
Luxoft Holding, Inc.	4,705	296,180
Mack-Cali Realty Corp.	11,264	295,567
Marriott International, Inc., Class A	184	19,171
Masco Corp.	3,617	137,916
Masimo Corp.	6,886	651,416
Maxim Integrated Products, Inc.	1,850	84,064
Medicines Co.	1,637	62,943
Merck & Co., Inc.	27,205	1,737,855
Meritor, Inc.	5,927	102,419
MetLife, Inc.	11,292	621,060
MGM Growth Properties LLC	10,567	316,270
Microchip Technology, Inc.	1,389	111,176
Microsemi Corp.	2,987	155,563
Molson Coors Brewing Co., Class B	10,464	931,087
Mondelez International, Inc., Class A	18,390	809,528
Motorola Solutions, Inc.	2,513	227,879
MRC Global, Inc.	37,141	606,884
MSCI, Inc.	12,585	1,371,136
Multi-Color Corp.	269	21,655
National Retail Properties, Inc.	68,031	2,719,879
National Storage Affiliates Trust	6,181	141,916
NCR Corp.	12,815	485,048
NETGEAR, Inc.	1,962	93,980
Newell Brands, Inc.	2,469	130,166
Newfield Exploration Co.	1,951	56,052
Newmont Mining Corp.	44,347	1,648,378
Nexstar Media Group, Inc., Class A	3,641	238,121
NIC, Inc.	13,847	225,014
Noble Energy, Inc.	14,954	432,320
Nordson Corp.	1,803	228,981
Norfolk Southern Corp.	7,555	850,542
Northern Trust Corp.	11,244	983,962
Nuance Communications, Inc.	16,529	285,952

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
NVIDIA Corp.	2,986	$485,255
Oasis Petroleum, Inc.	12,518	97,390
Oil States International, Inc.	5,507	136,849
Old National Bancorp	53,222	867,519
Outfront Media, Inc.	10,809	247,202
Owens-Illinois, Inc.	3,419	81,714
PACCAR, Inc.	5,095	348,753
Pacific Premier Bancorp, Inc.	560	20,104
PacWest Bancorp	34,994	1,680,412
Papa John’s International, Inc.	5,254	374,768
Park Hotels & Resorts, Inc.	6,777	182,505
Parker-Hannifin Corp.	5,717	948,908
Party City Holdco, Inc.	6,667	93,005
Patrick Industries, Inc.	961	73,132
Patterson Cos., Inc.	929	38,758
Paylocity Holding Corp.	442	20,098
Penske Automotive Group, Inc.	22,281	970,115
Pilgrim’s Pride Corp.	1,317	31,990
Pinnacle Foods, Inc.	13,394	795,336
Pinnacle West Capital Corp.	16,406	1,422,892
Piper Jaffray Cos.	1,402	87,485
Platform Specialty Products Corp.	77,037	1,079,288
Portland General Electric Co.	35,639	1,592,707
Principal Financial Group, Inc.	31,310	2,089,943
Proofpoint, Inc.	1,801	153,517
Prosperity Bancshares, Inc.	4,963	318,128
Quest Diagnostics, Inc.	529	57,296
Ralph Lauren Corp.	3,260	246,619
Range Resources Corp.	3,024	63,837
Raytheon Co.	7,719	1,325,893
Regions Financial Corp.	7,419	108,317
Reliance Steel & Aluminum Co.	5,969	431,917
Republic Services, Inc.	25,265	1,622,518
ResMed, Inc.	18,111	1,396,720
Retail Opportunity Investments Corp.	6,220	126,142
Rockwell Automation, Inc.	3,359	554,336
Rogers Corp.	562	66,299
Royal Caribbean Cruises Ltd.	707	79,940
Sabra Health Care REIT, Inc.	6,894	159,941
Sabre Corp.	30,583	676,802
Sanmina Corp.	6,342	227,361
SBA Communications Corp.	169	23,246
Schweitzer-Mauduit International, Inc.	1,773	68,119
Scientific Games Corp., Class A	2,921	108,223
Scorpio Tankers, Inc.	25,604	94,991
SEACOR Marine Holdings, Inc.	1	15
Simon Property Group, Inc.	7,977	1,264,355
SM Energy Co.	3,488	60,656
Snap, Inc., Class A	8,771	119,900
Spectrum Brands Holdings, Inc.	3,424	395,267
Sprint Corp.	15,238	121,599
Sprouts Farmers Market, Inc.	1,918	46,166
Stanley Black & Decker, Inc.	15,612	2,196,452
Steven Madden Ltd.	1,960	80,360
STORE Capital Corp.	1,591	37,213
Target Corp.	8,445	478,578
Taylor Morrison Home Corp., Class A	22,964	519,446
TCF Financial Corp.	49,410	778,702
Tech Data Corp.	2,313	236,851
Tenneco, Inc.	9,460	523,138
Terreno Realty Corp.	6,364	220,322
Texas Instruments, Inc.	17,262	1,404,782
Tiffany & Co.	3,431	327,695
Tivity Health, Inc.	3,351	132,867
TJX Cos., Inc.	31,348	2,204,078
Trinseo SA	967	67,980

See Notes to Financial Statements.

30	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
United States (continued)
Twenty-First Century Fox, Inc., Class A	29,331	$853,532
U.S. Silica Holdings, Inc.	9,603	279,735
Ulta Salon Cosmetics & Fragrance, Inc.	5,231	1,314,080
Universal Corp.	3,818	244,161
Unum Group	22,414	1,123,614
Validus Holdings Ltd.	8,365	449,953
Vector Group Ltd.	7,237	145,681
Vectren Corp.	6,720	403,939
Ventas, Inc.	4,689	315,804
Viacom, Inc., Class B	9,177	320,461
Vishay Intertechnology, Inc.	3,904	69,686
VMware, Inc., Class A	7,430	688,835
Vonage Holdings Corp.	20,893	138,103
Voya Financial, Inc.	21,787	854,922
Wabash National Corp.	981	18,717
Wabtec Corp.	482	36,324
WageWorks, Inc.	17,844	1,163,429
Wal-Mart Stores, Inc.	6,067	485,299
Waters Corp.	1,875	325,200
Weight Watchers International, Inc.	2,108	75,509
WellCare Health Plans, Inc.	2,493	441,236
WESCO International, Inc.	749	38,386
West Pharmaceutical Services, Inc.	6,745	598,282
Westar Energy, Inc.	9,023	457,917
Westlake Chemical Corp.	23,722	1,669,080
Whiting Petroleum Corp.	16,913	88,793
Windstream Holdings, Inc.	16,738	63,437
Wolverine World Wide, Inc.	5,329	150,278
Xperi Corp.	6,613	193,430
XPO Logistics, Inc.	5,198	312,452
Zynga, Inc., Class A	29,935	108,065

		149,931,395
Total Reference Entity — Long		155,239,149

Reference Entity — Short
Bermuda
Helen of Troy Ltd.	(9,925)	(999,944)
Kosmos Energy Ltd.	(18,719)	(123,546)
RenaissanceRe Holdings Ltd.	(14,398)	(2,115,210)
Signet Jewelers Ltd.	(877)	(53,637)

		(3,292,337)
Canada
Shopify, Inc., Class A Class A	(454)	(41,936)
China
Hollysys Automation Technologies Ltd.	(12,106)	(232,072)
Ireland
Endo International PLC	(2,414)	(26,602)
Mexico
Southern Copper Corp.	(9,576)	(376,720)
Netherlands
ASML Holding NV	(160)	(24,053)
Cimpress NV	(6,172)	(544,617)
InterXion Holding NV	(8,641)	(413,645)
Koninklijke Philips NV	(3,853)	(147,069)
Sensata Technologies Holding NV	(2,093)	(94,436)

		(1,223,820)
Switzerland
Weatherford International PLC	(21,709)	(96,822)

	Shares	Value
Reference Entity — Short (continued)
United Kingdom
Ensco PLC, Class A	(48,134)	$(254,629)
Fiat Chrysler Automobiles NV	(17,045)	(206,074)
Michael Kors Holdings Ltd.	(7,178)	(261,566)
Noble Corp. PLC	(19,577)	(78,308)
STERIS PLC	(774)	(63,352)

		(863,929)
United States
2U, Inc.	(6,771)	(350,399)
Abbott Laboratories	(23,996)	(1,180,123)
ABIOMED, Inc.	(543)	(80,413)
ABM Industries, Inc.	(655)	(29,226)
Acadia Healthcare Co., Inc.	(5,632)	(298,102)
Acuity Brands, Inc.	(7,496)	(1,519,064)
Adtalem Global Education, Inc.	(3,932)	(127,790)
Adtran, Inc.	(16,136)	(378,389)
Advanced Micro Devices, Inc.	(22,729)	(309,342)
Akamai Technologies, Inc.	(15,792)	(744,435)
Alaska Air Group, Inc.	(2,079)	(177,193)
Albany International Corp., Class A	(626)	(33,491)
Alcoa Corp.	(3,677)	(133,843)
Allegheny Technologies, Inc.	(6,021)	(114,038)
Allegiant Travel Co.	(4,991)	(645,087)
Allergan PLC	(2,806)	(708,038)
ALLETE, Inc.	(10,036)	(735,338)
Alliance Data Systems Corp.	(5,383)	(1,299,618)
Ally Financial, Inc.	(30,056)	(680,468)
AMC Networks, Inc.	(2,151)	(137,556)
American Eagle Outfitters, Inc.	(20,406)	(241,607)
American Equity Investment Life Holding Co.	(8,107)	(217,105)
American Express Co.	(4,750)	(404,842)
American States Water Co.	(11,192)	(553,444)
American Tower Corp.	(5,749)	(783,761)
Apogee Enterprises, Inc.	(3,432)	(178,773)
Apollo Commercial Real Estate Finance, Inc.	(11,390)	(205,362)
AptarGroup, Inc.	(3,431)	(277,671)
Arch Coal, Inc.	(441)	(33,547)
Arconic, Inc.	(20,845)	(516,748)
Ashland Global Holdings, Inc.	(22,986)	(1,493,400)
Associated Banc-Corp	(7,863)	(188,319)
AT&T, Inc.	(47,756)	(1,862,484)
Atlas Air Worldwide Holdings, Inc.	(281)	(16,691)
AutoZone, Inc.	(3,612)	(1,949,830)
Avery Dennison Corp.	(4,233)	(393,373)
Avis Budget Group, Inc.	(7,637)	(235,067)
Avnet, Inc.	(3,105)	(119,170)
AZZ, Inc.	(2,597)	(131,668)
Becton Dickinson and Co.	(8,370)	(1,685,718)
Bed Bath & Beyond, Inc.	(10,806)	(323,099)
Bio-Techne Corp.	(4,577)	(530,520)
Bob Evans Farms, Inc.	(5,992)	(414,527)
Boeing Co.	(3,577)	(867,279)
Bottomline Technologies de, Inc.	(17,613)	(501,618)
Boyd Gaming Corp.	(529)	(13,257)
BroadSoft, Inc.	(5,974)	(263,155)
CalAtlantic Group, Inc.	(13,585)	(476,833)
California Water Service Group	(5,522)	(214,806)
Callon Petroleum Co.	(2,697)	(30,530)
Calpine Corp.	(21,585)	(310,392)
Cantel Medical Corp.	(3,172)	(235,362)
Cardinal Health, Inc.	(13,025)	(1,006,311)
CarMax, Inc.	(6,506)	(431,022)
CBL & Associates Properties, Inc.	(77,533)	(681,515)
CDK Global, Inc.	(11,918)	(783,966)
Centene Corp.	(1,991)	(158,125)
Century Aluminum Co.	(7,767)	(130,330)

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	31

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
CF Industries Holdings, Inc.	(13,400)	$(393,290)
Chemours Co.	(665)	(31,661)
Chesapeake Lodging Trust	(22,911)	(578,044)
Churchill Downs, Inc.	(5,211)	(974,718)
Ciena Corp.	(7,445)	(191,709)
Cincinnati Financial Corp.	(8,064)	(614,154)
CIT Group, Inc.	(21,189)	(1,009,656)
Cliffs Natural Resources, Inc.	(12,989)	(100,275)
Coach, Inc.	(30,035)	(1,415,850)
Columbia Property Trust, Inc.	(15,513)	(337,408)
Commercial Metals Co.	(18,674)	(347,336)
CommScope Holding Co., Inc.	(5,325)	(195,853)
Compass Minerals International, Inc.	(2,013)	(138,998)
Conmed Corp.	(4,473)	(229,554)
Copart, Inc.	(62,751)	(1,976,029)
Core-Mark Holding Co., Inc.	(1,159)	(42,500)
Corning, Inc.	(72,280)	(2,106,239)
Coty, Inc., Class A	(22,583)	(462,500)
Coupa Software, Inc.	(2,902)	(89,178)
Covanta Holding Corp.	(33,726)	(509,263)
Crane Co.	(4,182)	(315,741)
Cray, Inc.	(4,391)	(90,455)
Credit Acceptance Corp.	(3,558)	(886,298)
Cree, Inc.	(32,812)	(850,159)
Crown Castle International Corp.	(10,353)	(1,041,305)
Crown Holdings, Inc.	(8,866)	(527,261)
CSX Corp.	(4,573)	(225,632)
Customers Bancorp, Inc.	(491)	(14,656)
Cypress Semiconductor Corp.	(16,015)	(227,413)
DaVita HealthCare Partners, Inc.	(584)	(37,831)
Dillard’s, Inc., Class A	(2,226)	(164,323)
Dollar General Corp.	(29,175)	(2,192,793)
Dow Chemical Co.	(17,217)	(1,106,020)
DST Systems, Inc.	(3,702)	(203,240)
DSW, Inc., Class A	(4,889)	(88,198)
Dycom Industries, Inc.	(5,694)	(515,876)
EI du Pont de Nemours & Co.	(240)	(19,730)
Electronics For Imaging, Inc.	(3,581)	(173,965)
EnerSys	(10,075)	(728,120)
EnPro Industries, Inc.	(5,233)	(403,046)
ePlus, Inc.	(1,156)	(93,520)
EPR Properties	(10,267)	(743,125)
EQT Corp.	(1,890)	(120,393)
Ethan Allen Interiors, Inc.	(1,173)	(37,595)
Etsy, Inc.	(4,465)	(64,162)
Evolent Health, Inc.	(1,078)	(26,627)
EW Scripps Co.	(1,889)	(37,119)
Exelon Corp.	(56,790)	(2,177,329)
Expeditors International of Washington, Inc.	(20,438)	(1,203,389)
Exponent, Inc.	(1,719)	(112,079)
Exxon Mobil Corp.	(27,397)	(2,192,856)
Facebook, Inc.	(1,417)	(239,827)
FactSet Research Systems, Inc.	(2,782)	(465,206)
Federated Investors, Inc., Class B	(50,404)	(1,453,147)
Finisar Corp.	(1,198)	(32,610)
First Citizens BancShares, Inc., Class A	(638)	(234,797)
First Financial Bankshares, Inc.	(3,835)	(165,864)
First Republic Bank	(20,614)	(2,068,203)
FirstEnergy Corp.	(67,831)	(2,164,487)
Flowers Foods, Inc.	(45,629)	(802,614)
Ford Motor Co.	(47,640)	(534,521)
Forest City Realty Trust, Inc.	(7,483)	(182,436)
Forward Air Corp.	(7,008)	(363,225)
Franklin Electric Co., Inc.	(1,589)	(64,196)
Freeport-McMoRan, Inc.	(22,232)	(325,032)

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Gap, Inc.	(4,434)	$(105,662)
General Motors Co.	(18,951)	(681,857)
Genpact, Ltd.	(39,573)	(1,147,617)
Gentherm, Inc.	(1,590)	(53,185)
Glaukos Corp.	(827)	(33,229)
Graco, Inc.	(2,884)	(334,659)
Graham Holdings Co., Class B	(448)	(265,395)
Gramercy Property Trust REIT	(48,539)	(1,466,849)
Granite Construction, Inc.	(1,013)	(49,657)
Guidewire Software, Inc.	(5,215)	(376,314)
Hain Celestial Group, Inc.	(20,825)	(931,086)
HB Fuller Co.	(21,667)	(1,116,284)
HCA Holdings, Inc.	(7,749)	(622,555)
HD Supply Holdings, Inc.	(11,675)	(379,321)
Healthcare Services Group, Inc.	(1,342)	(70,119)
Herc Holdings, Inc.	(5,906)	(268,014)
Hertz Global Holdings, Inc.	(13,462)	(184,026)
Hess Corp.	(2,827)	(125,915)
Hewlett Packard Enterprise Co.	(40,359)	(706,686)
HNI Corp.	(1,553)	(58,626)
Horizon Pharma PLC	(16,520)	(197,910)
Howard Hughes Corp.	(763)	(95,993)
Huron Consulting Group, Inc.	(6,962)	(247,151)
IDEX Corp.	(166)	(19,346)
Impax Laboratories, Inc.	(17,713)	(342,747)
Infinera Corp.	(27,614)	(323,912)
Innoviva, Inc.	(11,897)	(163,227)
Inogen, Inc.	(216)	(20,386)
Integra LifeSciences Holdings Corp.	(2,240)	(111,238)
Integrated Device Technology, Inc.	(13,589)	(355,216)
Interactive Brokers Group, Inc., Class A	(3,896)	(156,035)
Intuitive Surgical, Inc.	(62)	(58,172)
iRobot Corp.	(365)	(38,511)
J&J Snack Foods Corp.	(2,164)	(284,350)
JB Hunt Transport Services, Inc.	(5,092)	(461,895)
Johnson Controls International PLC	(8,642)	(336,606)
JPMorgan Chase & Co.	(23,777)	(2,182,729)
KBR, Inc.	(16,053)	(239,511)
Kemper Corp.	(12,317)	(483,442)
Keysight Technologies, Inc.	(3,546)	(147,478)
Kinder Morgan, Inc.	(35,814)	(731,680)
Kirby Corp.	(2,164)	(131,788)
Knight Transportation, Inc.	(15,437)	(550,329)
Kroger Co.	(26,811)	(657,406)
Laboratory Corp. of America Holdings	(8,626)	(1,370,758)
Lancaster Colony Corp.	(4,940)	(605,743)
Laredo Petroleum, Inc.	(5,725)	(74,196)
Leggett & Platt, Inc.	(2,392)	(115,247)
LendingTree, Inc.	(1,044)	(230,306)
Liberty Interactive Corp. QVC Group	(6,474)	(154,988)
Lindsay Corp.	(2,448)	(224,408)
Lithia Motors, Inc., Class A	(2,232)	(230,454)
Loews Corp.	(13,171)	(641,164)
LTC Properties, Inc.	(4,558)	(235,375)
M&T Bank Corp.	(12,975)	(2,116,871)
Madison Square Garden Co.	(2,901)	(637,408)
Magellan Health, Inc.	(1,588)	(118,385)
Marathon Petroleum Corp.	(1,736)	(97,199)
Markel Corp.	(578)	(619,333)
MasTec, Inc.	(6,899)	(318,734)
Mattel, Inc.	(11,645)	(233,133)
MaxLinear, Inc., Class A	(7,023)	(184,003)
MDC Holdings, Inc.	(2,161)	(74,101)
Medidata Solutions, Inc.	(2,217)	(170,288)
MFA Financial, Inc.	(4,575)	(38,842)

See Notes to Financial Statements.

32	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
MGM Resorts International	(34,276)	$(1,128,709)
Microsoft Corp.	(4,234)	(307,812)
Mobile Mini, Inc.	(3,304)	(101,763)
Molina Healthcare, Inc.	(7,065)	(471,942)
Monogram Residential Trust, Inc.	(68,778)	(822,585)
Moog, Inc., Class A	(3,039)	(225,858)
Mosaic Co.	(21,274)	(513,554)
MSC Industrial Direct Co., Inc.	(359)	(25,564)
Mueller Industries, Inc.	(7,745)	(243,967)
MuleSoft, Inc.	(3,300)	(71,742)
Murphy Oil Corp.	(20,538)	(545,900)
Murphy USA, Inc.	(1,863)	(141,085)
National Beverage Corp.	(1,012)	(103,345)
National Fuel Gas Co.	(2,450)	(145,064)
Navistar International Corp.	(14,484)	(445,673)
Neenah Paper, Inc.	(180)	(14,382)
Neogen Corp.	(4,942)	(325,530)
Netflix, Inc.	(1,542)	(280,120)
NextEra Energy, Inc.	(15,121)	(2,209,027)
Northwest Natural Gas Co.	(9,455)	(596,610)
Occidental Petroleum Corp.	(10,752)	(665,871)
Oceaneering International, Inc.	(1,775)	(45,529)
Office Depot, Inc.	(40,641)	(238,563)
OneMain Holdings, Inc.	(14,078)	(376,446)
Oracle Corp.	(27,708)	(1,383,460)
Palo Alto Networks, Inc.	(3,410)	(449,370)
Penumbra, Inc.	(1,225)	(100,021)
PepsiCo, Inc.	(12,368)	(1,442,232)
Pitney Bowes, Inc.	(31,482)	(495,527)
Plexus Corp.	(3,017)	(161,741)
Potlatch Corp.	(906)	(43,352)
PRA Group, Inc.	(9,268)	(363,306)
Progressive Corp.	(12,952)	(610,428)
Proto Labs, Inc.	(6,137)	(453,524)
PTC, Inc.	(10,907)	(601,957)
QUALCOMM, Inc.	(13,409)	(713,225)
Quanta Services, Inc.	(34,103)	(1,150,294)
Quotient Technology, Inc.	(5,008)	(58,093)
Rambus, Inc.	(4,483)	(57,786)
Ramco-Gershenson Properties Trust	(8,316)	(117,172)
RBC Bearings, Inc.	(17,290)	(1,786,749)
Red Hat, Inc.	(6,910)	(683,192)
Redwood Trust, Inc.	(11,175)	(192,992)
Regency Centers Corp.	(25,160)	(1,666,095)
Retail Properties of America, Inc.	(25,178)	(333,105)
Rite Aid Corp.	(49,730)	(111,395)
Rowan Cos. PLC	(8,088)	(94,387)
RPM International, Inc.	(262)	(13,590)
Rush Enterprises, Inc., Class A	(1,082)	(46,667)
Sally Beauty Holdings, Inc.	(31,678)	(640,846)
Sanderson Farms, Inc.	(11,770)	(1,538,927)
Science Applications International Corp.	(6,899)	(485,759)
Seagate Technology PLC	(7,443)	(245,321)
Select Comfort Corp.	(4,692)	(158,636)
ServiceNow, Inc.	(1,231)	(135,964)
ServisFirst Bancshares, Inc.	(6,351)	(230,795)
Sherwin-Williams Co.	(5,215)	(1,758,863)
Shutterfly, Inc.	(505)	(24,765)
Simmons First National Corp., Class A	(317)	(17,292)
SiteOne Landscape Supply, Inc.	(1,353)	(71,032)
Six Flags Entertainment Corp.	(2,558)	(145,473)
SL Green Realty Corp.	(13,216)	(1,364,816)

	Shares	Value
Reference Entity — Short (continued)
United States (continued)
Sonic Automotive, Inc., Class A	(2,070)	$(37,570)
Sonic Corp.	(14,063)	(332,731)
Sonoco Products Co.	(18,073)	(876,179)
South Jersey Industries, Inc.	(9,442)	(320,745)
SpartanNash Co.	(672)	(18,641)
Spirit Realty Capital, Inc.	(43,095)	(341,743)
State Street Corp.	(747)	(69,643)
Stratasys, Ltd.	(2,233)	(53,570)
Summit Materials, Inc., Class A	(8,577)	(243,930)
Super Micro Computer, Inc.	(3,188)	(85,598)
SUPERVALU, Inc.	(46,085)	(164,984)
Synaptics, Inc.	(4,280)	(225,171)
T Rowe Price Group, Inc.	(14,458)	(1,195,966)
Tableau Software, Inc., Class A	(5,763)	(371,425)
Take-Two Interactive Software, Inc.	(1,226)	(97,442)
Taubman Centers, Inc.	(22,449)	(1,276,675)
Tennant Co.	(4,837)	(365,435)
Teradata Corp.	(3,563)	(113,375)
Teradyne, Inc.	(54,062)	(1,870,005)
TerraForm Power, Inc.	(44,169)	(591,865)
Time, Inc.	(3,428)	(48,163)
Torchmark Corp.	(17,768)	(1,403,139)
Trade Desk, Inc., Class A	(360)	(19,192)
TransDigm Group, Inc.	(791)	(223,173)
TreeHouse Foods, Inc.	(15,922)	(1,350,663)
Tronox, Ltd., Class A	(8,034)	(155,699)
Tutor Perini Corp.	(3,346)	(89,004)
UDR, Inc.	(38,708)	(1,513,096)
UniFirst Corp.	(8,423)	(1,198,172)
United Natural Foods, Inc.	(1,190)	(45,851)
Uniti Group, Inc.	(30,913)	(791,373)
Universal Health Services, Inc.	(2,430)	(269,317)
Urban Outfitters, Inc.	(9,301)	(182,207)
USG Corp.	(1,408)	(38,072)
Valmont Industries, Inc.	(3,756)	(573,541)
Valvoline, Inc.	(12,868)	(291,718)
Vereit, Inc.	(9,520)	(79,111)
VeriFone Systems, Inc.	(49,358)	(962,975)
Verisk Analytics, Inc., Class A	(21,020)	(1,834,205)
Verizon Communications, Inc.	(3,422)	(165,625)
Viavi Solutions, Inc.	(2,797)	(30,683)
WABCO Holdings, Inc.	(2,866)	(394,276)
Waddell & Reed Financial, Inc.	(49,568)	(1,024,571)
Walt Disney Co.	(233)	(25,614)
Washington Prime Group, Inc.	(12,792)	(115,384)
Welbilt, Inc.	(15,679)	(305,584)
Wells Fargo & Co.	(14,111)	(761,147)
Werner Enterprises, Inc.	(21,323)	(632,227)
WEX, Inc.	(1,305)	(141,827)
Williams Cos., Inc.	(6,142)	(195,193)
Workday, Inc., Class A	(2,903)	(296,425)
World Fuel Services Corp.	(2,039)	(65,941)
Wyndham Worldwide Corp.	(6,909)	(721,092)
Xenia Hotels & Resorts, Inc.	(7,438)	(151,140)
Yelp, Inc.	(3,313)	(107,772)
Yum China Holdings, Inc.	(1,223)	(43,771)
Yum! Brands, Inc.	(29,029)	(2,191,109)

		(148,894,401)
Total Reference Entity — Short		(155,048,639)
Net Value of Reference Entity — Goldman Sachs & Co.		190,510

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	33

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of July 31, 2017, expiration date 4/27/18 — 4/30/18:
	Shares	Value
Reference Entity — Long
Australia
Aristocrat Leisure Ltd.	305,733	$4,957,897
BlueScope Steel Ltd.	5,938	62,554
Caltex Australia Ltd.	131,087	3,266,789
Challenger Ltd.	2,545	26,155
Cochlear Ltd.	16,614	1,897,879
CSR Ltd.	963,900	3,024,453
Harvey Norman Holdings Ltd.	544,912	1,905,309
Nufarm, Ltd.	2,110	14,284
Perpetual Ltd.	34,860	1,407,941
Platinum Asset Management Ltd.	166,241	727,337
Qantas Airways Ltd.	491,098	2,087,201
Suncorp Group Ltd.	27,886	318,727

		19,696,526
Austria
Lenzing AG	3,393	606,512
Canada
Bank of Nova Scotia	22,001	1,370,618
Canadian Imperial Bank of Commerce	41,950	3,641,331
Canadian Pacific Railway Ltd.	2,191	343,021
Capital Power Corp.	6,657	131,405
Celestica, Inc.	31,973	380,060
Domtar Corp.	45,331	1,768,881
Enerplus Corp.	124,428	1,122,771
Finning International, Inc.	18,856	379,464
IGM Financial, Inc.	13,943	469,259
Inter Pipeline Ltd.	148,475	2,931,987
Kinross Gold Corp.	153,983	634,829
Magna International, Inc.	2,251	107,355
Maple Leaf Foods, Inc.	115,194	3,183,946
National Bank of Canada	4,450	200,415
Quebecor, Inc., Class B	13,937	483,030
Teck Resources Ltd., Class B	2,801	60,794
Thomson Reuters Corp.	38,868	1,780,118
Vermilion Energy, Inc.	1,736	57,173

		19,046,457
China
FIH Mobile Ltd.	742,000	247,921
Finland
UPM-Kymmene OYJ	90,446	2,462,220
Valmet Corp.	211,815	3,861,066

		6,323,286
France
Bouygues SA	5,026	215,485
Compagnie de Saint-Gobain	1,818	100,875
Societe Television Francaise 1	53,825	787,550

		1,103,910
Germany
Aareal Bank AG	39,275	1,638,101
Aurubis AG	29,788	2,651,815
CTS Eventim AG & Co. KGaA	14,851	688,350
Deutsche Euroshop AG	9,756	406,287
Deutsche Telekom AG, Registered Shares	156,578	2,860,481
Fielmann AG	6,551	526,139
Hochtief AG	53,080	9,474,440
Rheinmetall AG	1,997	199,281
Siltronic AG	25,511	2,774,112
Suedzucker AG	175,992	3,756,269
Talanx AG	2,698	111,258

	Shares	Value
Reference Entity — Long (continued)
Germany (continued)
TUI AG	124,668	$1,959,489
Wacker Chemie AG	23,835	2,958,023
Wirecard AG	3,726	285,145

		30,289,190
Hong Kong
Champion REIT	1,077,000	837,950
CLP Holdings Ltd.	561,500	5,982,863
Hang Lung Properties Ltd.	1,160,000	2,885,021
HKT Trust & HKT Ltd.	381,000	499,493
Kerry Properties Ltd.	896,500	3,141,571
Sun Hung Kai Properties Ltd.	306,000	4,734,510
Texwinca Holdings Ltd.	1,080,000	655,204
WH Group Ltd.	484,000	453,819
Yue Yuen Industrial Holdings Ltd.	54,000	222,948

		19,413,379
Italy
Amplifon SpA	94,714	1,357,613
Autogrill SpA	86,261	1,024,187
Prada SpA	5,300	18,784

		2,400,584
Japan
Astellas Pharma, Inc.	360,800	4,594,978
Dai Nippon Printing Co. Ltd.	296,000	3,264,922
Daicel Corp.	7,600	98,786
Daiichi Sankyo Co. Ltd.	31,900	695,709
DeNA Co. Ltd.	63,900	1,403,825
Denki Kagaku Kogyo KK	53,000	294,342
Glory Ltd.	87,300	2,907,114
Hitachi Chemical Co. Ltd.	7,200	204,694
Hokuhoku Financial Group, Inc.	84,200	1,368,792
Iida Group Holdings Co. Ltd.	157,200	2,685,917
Itochu Techno-Solutions Corp.	27,500	957,594
J. Front Retailing Co. Ltd.	16,000	228,677
Jafco Co. Ltd.	400	19,129
Japan Display, Inc.	10,500	18,792
Japan Prime Realty Investment Corp.	97	364,701
JSR Corp.	14,700	259,044
JXTG Holdings, Inc.	951,500	4,229,440
Kansai Electric Power Co., Inc.	14,300	192,008
Komatsu Ltd.	1,300	34,863
Kyushu Electric Power Co., Inc.	3,800	45,000
Miraca Holdings, Inc.	8,800	401,565
Mitsubishi Chemical Holdings Corp.	908,700	7,607,871
Mitsubishi Logistics Corp.	69,000	885,802
Mitsui Chemicals, Inc.	446,000	2,533,780
Nagase & Co. Ltd.	50,200	788,029
Nippon Building Fund, Inc.	55	296,839
Nippon Telegraph & Telephone Corp.	53,800	2,632,874
Nishimatsu Construction Co. Ltd.	516,000	2,969,543
Nissan Motor Co. Ltd.	9,100	90,356
NTT DOCOMO, Inc.	142,800	3,316,101
Penta-Ocean Construction Co. Ltd.	103,200	614,769
Pola Orbis Holdings, Inc.	8,600	238,593
Secom Co. Ltd.	28,100	2,108,285
Shikoku Electric Power Co., Inc.	8,600	103,345
Showa Shell Sekiyu KK	50,100	545,727
Sumitomo Dainippon Pharma Co. Ltd.	1,400	19,611
Sumitomo Electric Industries Ltd.	1,500	24,247
Sumitomo Mitsui Financial Group, Inc.	42,900	1,655,330
Sumitomo Realty & Development Co. Ltd.	6,000	181,634
T&D Holdings, Inc.	86,600	1,277,502
TAG Immobilien AG	42,186	692,225
Teijin Ltd.	63,100	1,265,116

See Notes to Financial Statements.

34	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long (continued)
Japan (continued)
Toho Gas Co. Ltd.	13,000	$88,098
Tokai Rika Co. Ltd.	14,300	262,582
Tokyo Electron Ltd.	5,500	773,507
Toppan Forms Co. Ltd.	32,600	338,959
Toyo Seikan Kaisha Ltd.	1,900	31,145
West Japan Railway Co.	11,900	854,172
Zeon Corp.	25,000	311,903

		56,777,837
Netherlands
ASR Nederland NV	17,671	668,360
BE Semiconductor Industries NV	72,788	4,734,752
Koninklijke DSM NV	18,420	1,358,812
PostNL NV	89,691	424,534

		7,186,458
Norway
Leroy Seafood Group ASA	106,315	617,087
Norsk Hydro ASA	48,962	315,929
TGS Nopec Geophysical Co. ASA	1,884	39,814

		972,830
Spain
Distribuidora Internacional de Alimentacion SA	167,899	1,130,886
Mediaset Espana Comunicacion SA	365,888	4,611,581

		5,742,467
Sweden
Fabege AB	28,105	555,111
JM AB	38,378	1,347,033
NCC AB — B Shares	37,606	978,495

		2,880,639
Switzerland
IWG PLC	46,362	200,874
Logitech International SA, Registered Shares	149,229	5,416,266
STMicroelectronics NV	44,873	760,246
Sunrise Communications Group AG	1,308	103,154
Temenos Group AG	44,169	4,269,654

		10,750,194
United Kingdom
Associated British Foods PLC	51,325	2,007,819
Auto Trader Group PLC	316,907	1,600,526
boohoo.com PLC	11,400	35,400
Carnival PLC	18,079	1,220,267
Close Brothers Group PLC	66,593	1,354,032
Diageo PLC	1,434	46,314
Drax Group PLC	4,572	19,207
DS Smith PLC	32,542	207,297
Electrocomponents PLC	338,774	2,772,700
Fevertree Drinks PLC	184,832	5,242,697
Hargreaves Lansdown PLC	37,169	676,311
Inchcape PLC	260,564	2,762,080
Intu Properties PLC	303,400	1,022,832
Jupiter Fund Management PLC	18,234	128,291
Michael Page International PLC	55,145	356,458
Moneysupermarket.com Group PLC	187,603	821,386
Qinetiq Group PLC	964,409	3,067,478
Royal Mail PLC	199,949	1,063,204
Smiths Group PLC	43,941	890,019
Spirax-Sarco Engineering PLC	136,157	9,993,040
SSP Group PLC	73,537	494,341
Tate & Lyle PLC	3,152	27,949
Thomas Cook Group PLC	3,453,659	5,003,668
Victrex PLC	3,764	97,960

	Shares	Value
Reference Entity — Long (continued)
United Kingdom (continued)
WM Morrison Supermarkets PLC	346,747	$1,099,743

		42,011,019
Total Reference Entity — Long		225,449,209

Reference Entity — Short
Australia
APA Group	(28,796)	(198,658)
Banco Santander SA	(49,839)	(5,015)
Iluka Resources Ltd.	(161,066)	(1,162,778)
Independence Group NL	(1,160,492)	(2,803,493)
OceanaGold Corp.	(117,553)	(321,520)
Vocus Communications Ltd.	(610,941)	(1,704,299)

		(6,195,763)
Austria
Ams AG	(29,645)	(2,136,412)
Canada
Bombardier, Inc.	(205,561)	(413,842)
Cameco Corp.	(47,862)	(490,233)
Centerra Gold, Inc.	(155,288)	(828,286)
Cott Corp.	(260,998)	(4,050,781)
Element Financial Corp.	(509,913)	(3,860,901)
Encana Corp.	(63,289)	(637,078)
First Quantum Minerals Ltd.	(32,087)	(354,649)
Ivanhoe Mines Ltd., Class A	(255,321)	(1,007,563)
MacDonald Dettwiler & Associates, Ltd.	(824)	(46,734)
Open Text Corp.	(40,199)	(1,344,534)
Potash Corp. of Saskatchewan, Inc.	(232,804)	(4,164,050)
Pretium Resources, Inc.	(121,370)	(1,166,242)
Shopify, Inc., Class A	(3,398)	(313,131)
Stantec, Inc.	(149,962)	(3,815,356)
Torex Gold Resources, Inc.	(14,194)	(258,777)
Tourmaline Oil Corp.	(29,408)	(652,201)

		(23,404,358)
Denmark
AP Moeller — Maersk A/S	(1,378)	(2,877,989)
DONG Energy A/S	(171,258)	(8,261,906)
Jyske Bank A/S	(281)	(17,612)
Nets A/S	(33,247)	(801,241)
NKT Holding A/S	(176)	(15,460)

		(11,974,208)
France
Accor SA	(155,512)	(7,224,107)
Aeroports de Paris	(12,326)	(2,085,988)
Air Liquide SA	(73,538)	(9,016,763)
Bollore SA	(1,321,617)	(6,131,818)
Bureau Veritas SA	(55,358)	(1,261,312)
Dassault Systemes	(2,237)	(219,444)
Ingenico Group SA	(1,783)	(187,028)
Sodexo	(2,539)	(299,931)
Suez Environnement Co.	(1)	(18)

		(26,426,409)
Germany
Bayerische Motoren Werke AG	(5,864)	(467,282)
Deutsche Bank AG	(235,968)	(4,202,036)
GEA Group AG	(226,291)	(9,196,728)
K+S AG	(33,533)	(871,964)
KION Group AG	(706)	(61,262)
MAN SE	(21,432)	(2,373,374)
Sartorius AG	(9,028)	(853,280)

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	35

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short (continued)
Germany (continued)
Symrise AG	(118,637)	$(8,306,457)
ThyssenKrupp AG	(164,162)	(4,875,845)
Volkswagen AG	(14,553)	(2,238,091)
Volkswagen AG	(6,369)	(1,001,498)

		(34,447,817)
Hong Kong
Cathay Pacific Airways Ltd.	(235,000)	(368,189)
Ireland
Greencore Group PLC	(829,242)	(2,447,616)
Isle of Man
GVC Holdings PLC	(81,907)	(830,504)
Italy
Yoox SpA	(190,955)	(6,324,886)
Japan
Acom Co. Ltd.	(217,200)	(924,980)
Alps Electric Co. Ltd.	(26,400)	(717,901)
FamilyMart UNY Holdings Co. Ltd.	(81,500)	(4,564,531)
HIS Co. Ltd.	(800)	(24,598)
Hoshizaki Corp.	(6,900)	(667,896)
Kansai Paint Co. Ltd.	(149,800)	(3,426,470)
Keyence Corp.	(2,700)	(1,247,168)
Koito Manufacturing Co. Ltd.	(42,400)	(2,476,843)
Kyocera Corp.	(15,300)	(929,476)
Kyudenko Corp.	(3,100)	(116,924)
McDonald’s Holdings Co. Japan Ltd.	(86,900)	(3,531,210)
Murata Manufacturing Co. Ltd.	(14,700)	(2,286,869)
Nippon Paint Co. Ltd.	(82,700)	(3,179,876)
Recruit Holdings Co. Ltd.	(203,400)	(3,520,788)
Shimano, Inc.	(40,900)	(5,996,364)
Shiseido Co. Ltd.	(53,400)	(1,886,270)
Sysmex Corp.	(31,700)	(1,814,672)
Yakult Honsha Co. Ltd.	(12,300)	(838,190)

		(38,151,026)
Jordan
Hikma Pharmaceuticals PLC	(78,760)	(1,466,091)
Luxembourg
Grand City Properties SA	(5,596)	(116,026)
SES SA	(29,260)	(688,317)
Tenaris SA	(245,232)	(3,880,181)

		(4,684,524)
Monaco
Endeavour Mining Corp.	(939)	(17,880)
Netherlands
Koninklijke Boskalis Westminster NV	(42,583)	(1,523,052)
Norway
Yara International ASA	(2,129)	(84,620)

	Shares	Value
Reference Entity — Short (continued)
Singapore
City Developments, Ltd.	(51,400)	$(426,654)
Keppel Corp. Ltd.	(3,300)	(15,606)
Sembcorp Industries Ltd.	(155,300)	(369,856)
Singapore Post Ltd.	(2,808,800)	(2,724,071)
StarHub, Ltd.	(7,500)	(15,106)

		(3,551,293)
South Africa
Mediclinic International PLC	(115,214)	(1,125,380)
Spain
Gestamp Automocion SA	(2,919)	(21,251)
Merlin Properties Socimi SA	(28,883)	(388,699)

		(409,950)
Sweden
Alfa Laval AB	(2,984)	(66,644)
Hennes & Mauritz AB — B Shares	(29,882)	(779,626)
Hexagon AB — B Shares	(50,719)	(2,506,089)
Telefonaktiebolaget LM Ericsson — B Shares	(672,730)	(4,354,183)

		(7,706,542)
Switzerland
Aryzta AG	(20,740)	(666,478)
Dufry AG	(22,001)	(3,504,882)
Swatch Group AG	(20,362)	(1,568,363)
Vifor Pharma AG	(4,569)	(487,712)

		(6,227,435)
United Kingdom
Balfour Beatty PLC	(795,002)	(2,767,358)
Cairn Energy PLC	(79,780)	(189,404)
Capita PLC	(177,335)	(1,540,848)
Cobham PLC	(5,538,276)	(9,696,660)
CYBG PLC	(318,632)	(1,107,388)
Daily Mail & General Trust PLC	(394,310)	(3,311,409)
Fiat Chrysler Automobiles NV	(133,963)	(1,615,373)
Informa PLC	(324,856)	(2,979,525)
Melrose Industries PLC	(154,245)	(472,959)
Micro Focus International PLC	(58,166)	(1,712,892)
Next PLC	(82,615)	(4,306,343)
Reckitt Benckiser Group PLC	(474)	(46,086)
Rolls Royce Holdings PLC	(38,510)	(451,219)
Rolls-Royce Holdings PLC	(368,192)	(486)
Royal Bank of Scotland Group PLC	(227,021)	(744,302)
RPC Group PLC	(4,084)	(48,288)
Sports Direct International PLC	(72,074)	(360,598)

		(31,351,138)
Total Reference Entity — Short		(210,855,093)
Net Value of Reference Entity — UBS AG		14,594,116

See Notes to Financial Statements.

36	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation	—	—	$146,227	—	—	—	$146,227
Swaps — OTC	Unrealized appreciation on OTC swaps	—	—	22,814,134	—	—	—	22,814,134

Total			—	$22,960,361	—	—	—	$22,960,361

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation	—	—	$1,039,138	—	—	—	$1,039,138
Swaps — OTC	Unrealized depreciation on OTC swaps	—	—	2,388,486	—	—	—	2,388,486

Total			—	$3,427,624	—	—	—	$3,427,624

For the year ended July 31, 2017, the effect of derivative financial instruments in the Statements of Operation was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$9,129,079	—	—	—	$9,129,079
Options purchased	—	—	(1,683,278)	—	—	—	(1,683,278)
Options written	—	—	735,840	—	—	—	735,840
Swaps	—	—	55,088,792	—	—	—	55,088,792

Total	—	—	$63,270,433	—	—	—	$63,270,433

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(1,729,215)	—	—	—	$(1,729,215)
Swaps	—	—	9,992,260	—	—		9,992,260

Total	—	—	$8,263,045	—	—	—	$8,263,045

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$126,754,176
Average notional value of contracts — short	$65,866,256
Options:
Average value of option contracts purchased	$382,374
Average value of option contracts written	$933,232	[1]
Total return swaps:
Average notional value	$54,873,111
[1] Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter end.

For	more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$311,194	$432,410
Swaps — OTC[1]	22,814,134	2,388,486

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$23,125,328	$2,820,896

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(311,194)	(432,410)

Total derivative assets and liabilities subject to an MNA	$22,814,134	$2,388,486

[1] Includes unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities and reported in the Schedule of Investments.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	37

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received[2]	Net Amount of Derivative Assets[3]
Bank of America N.A	$1,031,778	$(876,722)	—	—	$155,056
Deutsche Bank AG	149,821	—	—	$(149,821)	—
Goldman Sachs & Co	10,105,674	(1,511,764)	—	—	8,593,910
Morgan Stanley & Co. International	282,665	—	—	(20,000)	262,665
UBS AG	11,244,196	—	—	(10,572,441)	671,755

Total	$22,814,134	$(2,388,486)	—	$(10,742,262)	$9,683,386

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Bank of America N.A	$876,722	$(876,722)	—	—	—
Goldman Sachs & Co	1,511,764	(1,511,764)	—	—	—

Total	$2,388,486	$(2,388,486)	—	—	—

[1]    The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to an MNA.

[2]    Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

[3]    Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Preferred Stocks	—	—	$6,541,931	$6,541,931
Short-Term Securities	$577,096,715	—	—	577,096,715

Total	$577,096,715	—	$6,541,931	$583,638,646

Derivative Financial Instruments[1]
Assets:
Equity contracts	$146,227	$22,814,134	—	$22,960,361
Liabilities:
Equity contracts	(1,039,138)	(2,388,486)	—	(3,427,624)

Total	$(892,911)	$20,425,648	—	$19,532,737

[1] Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended July 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

38	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (concluded)	BlackRock Global Long/Short Equity Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets:
Opening balance, as of July 31, 2016	$6,612,226
Transfers into Level 3	—
Transfers out of Level 3[1]	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)[1,2]	(70,295)
Purchases	—
Sales	—

Closing Balance, as of July 31, 2017	$6,541,931

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2017[2]	$(70,295)

[1] Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[2]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Preferred Stocks	$6,541,931	Market	Discount Rate[1] Revenue Growth Rate[2] Revenue Multiple[2] Time to Exit[1] Exit Scenario Probability[2]	25% 131% — 245% 8.25x — 13.00x 1 — 2 years 5% — 55%	— 172.62% 10.17x — —

[1] Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.
[2] Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	39

Statements of Assets and Liabilities

July 31, 2017	BlackRock Advantage Emerging Markets Fund	BlackRock Global Long/Short Equity Fund

Assets
Investments at value — affiliated[1]	$98,535,193	$577,096,715
Investments at value — unaffiliated[2]	14,701,420	6,541,931
Foreign currency at value[3]	13,945	2,199,766
Due from broker	—	1,040,000
Cash pledged:
Collateral — OTC derivatives	—	2,650,000
Futures contracts	362,000	9,021,000
Receivables:
Capital shares sold	471,958	879,629
Dividends — affiliated	82,515	411,127
Investments sold	40,285	—
Dividends — unaffiliated	9,469	—
Swaps	—	78,236
Variation margin on futures contracts	48,291	311,194
Unrealized appreciation on:
Forward foreign currency exchange contracts	48,629	—
OTC swaps	13,678,390	22,814,134
Prepaid expenses	9,489	33,497

Total assets	128,001,584	623,077,229

Liabilities
Bank overdraft	99	34,377
Cash received as collateral for OTC derivatives	13,030,834	11,012,441
Payables:
Capital shares redeemed	608,236	950,083
Investments purchased	534,202	—
Investment advisory fees	166,799	1,435,770
Administration fees	9,073	62,216
Officer’s and Trustees’ fees	2,532	4,644
Service and distribution fees	3,922	29,534
Variation margin on futures contracts	—	432,410
Other accrued expenses	307,251	802,990
Unrealized depreciation on OTC swaps	—	2,388,486

Total liabilities	14,662,948	17,152,951

Net Assets	$113,338,636	$605,924,278

Net Assets Consist of
Paid-in capital	$119,872,162	$663,830,232
Accumulated net investment loss	(4,758,461)	(3,767,496)
Accumulated net realized loss	(16,182,910)	(73,490,612)
Net unrealized appreciation (depreciation)	14,407,845	19,352,154

Net Assets	$113,338,636	$605,924,278

[1] Investments at cost — affiliated	$98,535,193	$577,096,715
[2] Investments at cost — unaffiliated	$14,084,701	$6,749,966
[3] Foreign currency at cost	$14,041	$2,169,314

See Notes to Financial Statements.

40	BLACKROCK FUNDS	JULY 31, 2017

Statements of Assets and Liabilities (concluded)

July 31, 2017	BlackRock Advantage Emerging Markets Fund	BlackRock Global Long/Short Equity Fund

Net Asset Value
Institutional:
Net assets	$106,243,495	$544,300,838

Shares outstanding[4]	10,522,940	46,853,824

Net asset value	$10.10	$11.62

Investor A:
Net assets	$3,272,379	$35,658,299

Shares outstanding[4]	328,061	3,095,897

Net asset value	$9.97	$11.52

Investor C:
Net assets	$3,822,762	$25,856,931

Shares outstanding[4]	399,060	2,312,990

Net asset value	$9.58	$11.18

Class K:
Net assets	—	$108,210

Shares outstanding[4]	—	9,307

Net asset value	—	$11.63

[4] Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	41

Statements of Operations

Year Ended July 31, 2017	BlackRock Advantage Emerging Markets Fund	BlackRock Global Long/Short Equity Fund

Investment Income
Dividends — affiliated	$635,863	$3,001,724
Dividends — unaffiliated	13,681	—

Total investment income	649,544	3,001,724

Expenses
Investment advisory	2,280,563	10,721,364
Transfer agent — class specific	187,199	677,486
Professional	155,618	105,328
Accounting services	74,106	331,219
Administration	67,602	298,401
Service and distribution — class specific	65,078	576,550
Registration	50,446	160,995
Printing	34,142	53,751
Administration — class specific	31,813	143,030
Custodian	12,623	53,380
Officer and Trustees	11,330	20,676
Offering	—	77,031
Recoupment of past waived fees — class specific	19,543	7,208
Miscellaneous	122,872	150,521

Total expenses	3,112,935	13,376,940
Less:
Fees waived and/or reimbursed by the Manager	(154,429)	(454,895)
Administration fees waived — class specific	(22,419)	(61,078)
Transfer agent fees waived and/or reimbursed — class specific	(158,171)	(86,059)

Total expenses after fees waived and/or reimbursed	2,777,916	12,774,908

Net investment loss	(2,128,372)	(9,773,184)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	11,608	(1,687,353)
Capital gain distributions from investment companies — affiliated	803	3,485
Futures contracts	854,919	9,129,079
Forward foreign currency exchange contracts	(7,044)	—
Foreign currency transactions	(5,118)	182,947
Options written	—	735,840
Swaps	1,268,259	55,088,792

	2,123,427	63,452,790

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	616,719	(66,087)
Futures contracts	63,246	(1,729,215)
Forward foreign currency exchange contracts	48,629	—
Foreign currency translations	861	29,877
Swaps	2,953,214	9,992,260

	3,682,669	8,226,835

Net realized and unrealized gain	5,806,096	71,679,625

Net Increase in Net Assets Resulting from Operations	$3,677,724	$61,906,441

See Notes to Financial Statements.

42	BLACKROCK FUNDS	JULY 31, 2017

Statements of Changes in Net Assets

	BlackRock Advantage Emerging Markets Fund		BlackRock Global Long/Short Equity Fund
	Year Ended July 31,		Year Ended July 31,
Increase (Decrease) in Net Assets:	2017	2016	2017	2016

Operations
Net investment loss	$(2,128,372)	$(4,117,675)	$(9,773,184)	$(23,401,275)
Net realized gain (loss)	2,123,427	(5,503,444)	63,452,790	(90,655,239)
Net change in unrealized appreciation (depreciation)	3,682,669	7,828,927	8,226,835	(51,517,722)

Net increase (decrease) in net assets resulting from operations	3,677,724	(1,792,192)	61,906,441	(165,574,236)

Distributions to Shareholders[1]
From net realized gain:
Institutional	—	(3,004,653)	—	(27,244,588)
Investor A	—	(187,418)	—	(3,362,215)
Investor C	—	(89,473)	—	(1,181,063)

Decrease in net assets resulting from distributions to shareholders	—	(3,281,544)	—	(31,787,866)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(86,561,381)	(227,124,855)	(517,773,671)	(564,023,952)
Capital contributions — affiliated	22,962 [2]	—	—	—

	(86,538,419)	(227,124,855)	(517,773,671)	(564,023,952)

Net Assets
Total decrease in net assets	(82,860,695)	(232,198,591)	(455,867,230)	(761,386,054)
Beginning of year	196,199,331	428,397,922	1,061,791,508	1,823,177,562

End of year	$113,338,636	$196,199,331	$605,924,278	$1,061,791,508

Accumulated net investment loss, end of year	$(4,758,461)	$(1,905,559)	$(3,767,496)	$(11,748,001)

[1]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[2]	See Note 6 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	43

Financial Highlights	BlackRock Advantage Emerging Markets Fund

	Institutional
	Year Ended July 31,
	2017		2016	2015	2014	2013

Per Share Operating Performance
Net asset value, beginning of year	$9.76		$9.84	$10.34	$10.73	$10.73

Net investment loss[1]	(0.12)		(0.14)	(0.17)	(0.18)	(0.17)
Net realized and unrealized gain (loss)	0.46		0.17	(0.33)	(0.15)	0.21

Net increase (decrease) from investment operations	0.34		0.03	(0.50)	(0.33)	0.04

Distributions:[2]
From net investment income	—		—	—	—	—
From net realized gain	—		(0.11)	—	(0.06)	(0.04)

Total distributions	—		(0.11)	—	(0.06)	(0.04)

Net asset value, end of year	$10.10		$9.76	$9.84	$10.34	$10.73

Total Return[3]
Based on net asset value	3.48%	[4]	0.34%	(4.84)%	(3.09)%	0.33%

Ratios to Average Net Assets
Total expenses[5]	1.91%		1.85%	1.86%	1.85%	1.84%

Total expenses excluding recoupment of past fees waived[5]	1.90%		1.84%	1.85%	1.84%	1.81%

Total expenses after fees waived and/or reimbursed[5]	1.70%		1.75%	1.75%	1.75%	1.71%

Net investment loss[5]	(1.29)%		(1.49)%	(1.68)%	(1.72)%	(1.61)%

Supplemental Data
Net assets, end of year (000)	$106,243		$177,981	$400,181	$509,665	$433,886

Portfolio turnover rate	7%	[6]	—	—	—	—

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]

The Fund’s total return includes a reimbursement by an affiliate for a realized investment loss. Excluding this payment, the Fund’s total return would have been 3.38%. See Note 6 of the Notes to Financial Statements.

[5]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended July 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.17%	0.18%	0.16%	0.18%	0.18%

[6]	Excludes investments underlying the total return swaps.

See Notes to Financial Statements.

44	BLACKROCK FUNDS	JULY 31, 2017

Financial Highlights (continued)	BlackRock Advantage Emerging Markets Fund

	Investor A
	Year Ended July 31,
	2017		2016	2015	2014	2013

Per Share Operating Performance
Net asset value, beginning of year	$9.67		$9.78	$10.29	$10.69	$10.71

Net investment loss[1]	(0.15)		(0.17)	(0.19)	(0.20)	(0.20)
Net realized and unrealized gain (loss)	0.45		0.17	(0.32)	(0.15)	0.21

Net increase (decrease) from investment operations	0.30		—	(0.51)	(0.35)	0.01

Distributions:[2]
From net investment income	—		—	—	—	—
From net realized gain	—		(0.11)	—	(0.05)	(0.03)

Total distributions	—		(0.11)	—	(0.05)	(0.03)

Net asset value, end of year	$9.97		$9.67	$9.78	$10.29	$10.69

Total Return[3]
Based on net asset value	3.10%	[4]	0.03%	(4.96)%	(3.27)%	0.12%

Ratios to Average Net Assets
Total expenses[5]	2.22%		2.10%	2.03%	2.01%	2.03%

Total expenses excluding recoupment of past fees waived[5]	2.21%		2.08%	2.02%	2.00%	2.01%

Total expenses after fees waived and/or reimbursed[5]	1.99%		2.00%	1.95%	1.94%	1.95%

Net investment loss[5]	(1.62)%		(1.74)%	(1.89)%	(1.91)%	(1.85)%

Supplemental Data
Net assets, end of year (000)	$3,272		$12,239	$19,036	$64,400	$166,701

Portfolio turnover rate	7%	[6]	—	—	—	—

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Includes payment received from an affiliate, which had no impact on the Fund’s total return.

[5]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended July 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.17%	0.18%	0.16%	0.18%	0.18%

[6]	Excludes investments underlying the total return swaps.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	45

Financial Highlights (concluded)	BlackRock Advantage Emerging Markets Fund

	Investor C
	Year Ended July 31,
	2017		2016	2015	2014	2013

Per Share Operating Performance
Net asset value, beginning of year	$9.36		$9.53	$10.11	$10.56	$10.65

Net investment loss[1]	(0.21)		(0.23)	(0.27)	(0.27)	(0.28)
Net realized and unrealized gain (loss)	0.43		0.17	(0.31)	(0.15)	0.21

Net increase (decrease) from investment operations	0.22		(0.06)	(0.58)	(0.42)	(0.07)

Distributions from net realized gain[2]	—		(0.11)	—	(0.03)	(0.02)

Net asset value, end of year	$9.58		$9.36	$9.53	$10.11	$10.56

Total Return[3]
Based on net asset value	2.35%	[4]	(0.60)%	(5.74)%	(3.99)%	(0.70)%

Ratios to Average Net Assets
Total expenses[5]	2.91%		2.85%	2.81%	2.79%	2.81%

Total expenses excluding recoupment of past fees waived[5]	2.91%		2.85%	2.80%	2.78%	2.77%

Total expenses after fees waived and/or reimbursed[5]	2.71%		2.74%	2.74%	2.72%	2.72%

Net investment loss[5]	(2.30)%		(2.48)%	(2.67)%	(2.68)%	(2.62)%

Supplemental Data
Net assets, end of year (000)	$3,823		$5,979	$9,181	$16,131	$20,636

Portfolio turnover rate	7%	[6]	—	—	—	—

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Includes payment received from an affiliate, which had no impact on the Fund’s total return.

[5]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended July 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.17%	0.18%	0.16%	0.18%	0.18%

[6]	Excludes investments underlying the total return swaps.

See Notes to Financial Statements.

46	BLACKROCK FUNDS	JULY 31, 2017

Financial Highlights	BlackRock Global Long/Short Equity Fund

	Institutional
	Year Ended July 31,				Period December 20, 2012[1] to July 31, 2013
	2017	2016	2015	2014

Per Share Operating Performance
Net asset value, beginning of period	$10.56	$11.92	$11.61	$11.29	$10.00

Net investment loss[2]	(0.14)	(0.15)	(0.18)	(0.19)	(0.11)
Net realized and unrealized gain (loss)	1.20	(1.00)	0.50	0.66	1.40

Net increase (decrease) from investment operations	1.06	(1.15)	0.32	0.47	1.29

Distributions from net realized gain[3]	—	(0.21)	(0.01)	(0.15)	—

Net asset value, end of period	$11.62	$10.56	$11.92	$11.61	$11.29

Total Return[4]
Based on net asset value	10.04%	(9.77)%	2.78%	4.13%	12.90%	[5]

Ratios to Average Net Assets
Total expenses[6]	1.78%	1.68%	1.67%	1.71%	2.67%	[7,8]

Total expenses excluding recoupment after of past fees waived[6]	1.78%	1.68%	1.67%	1.69%	2.67%	[7]

Total expenses after fees waived and/or reimbursed[6]	1.70%	1.62%	1.60%	1.64%	1.75%	[7]

Net investment loss[6]	(1.28)%	(1.35)%	(1.53)%	(1.61)%	(1.67)%	[7]

Supplemental Data
Net assets, end of period (000)	$544,301	$824,306	$1,496,484	$1,005,213	$65,630

Portfolio turnover rate	—	34% [9]	17% [9]	—	—

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended July 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.16%	0.18%	0.16%	0.18%	0.18%

[7]	Annualized.

[8]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense ratio would have been 2.94%.

[9]	Excludes investments underlying the total return swaps.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	47

Financial Highlights (continued)	BlackRock Global Long/Short Equity Fund

	Investor A
	Year Ended July 31,				Period December 20, 2012[1] to July 31, 2013
	2017	2016	2015	2014

Per Share Operating Performance
Net asset value, beginning of period	$10.49	$11.84	$11.57	$11.28	$10.00

Net investment loss[2]	(0.17)	(0.18)	(0.21)	(0.21)	(0.14)
Net realized and unrealized gain (loss)	1.20	(0.99)	0.49	0.64	1.42

Net increase (decrease) from investment operations	1.03	(1.17)	0.28	0.43	1.28

Distributions from net realized gain[3]	—	(0.18)	(0.01)	(0.14)	—

Net asset value, end of period	$11.52	$10.49	$11.84	$11.57	$11.28

Total Return[4]
Based on net asset value	9.82%	(10.02)%	2.44%	3.82%	12.80%	[5]

Ratios to Average Net Assets
Total expenses[6]	2.10%	1.95%	1.93%	1.97%	2.30%	[7,8]

Total expenses excluding recoupment after of past fees waived[6]	2.10%	1.94%	1.92%	1.95%	2.30%	[7]

Total expenses after fees waived and/or reimbursed[6]	1.98%	1.88%	1.86%	1.89%	2.00%	[7]

Net investment loss[6]	(1.60)%	(1.61)%	(1.80)%	(1.86)%	(1.95)%	[7]

Supplemental Data
Net assets, end of period (000)	$35,658	$122,464	$225,910	$294,439	$15,076

Portfolio turnover rate	—	34% [9]	17% [9]	—	—

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended July 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.16%	0.18%	0.16%	0.18%	0.18%

[7]	Annualized.

[8]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense ratio would have been 2.57%.

[9]	Excludes investments underlying the total return swaps.

See Notes to Financial Statements.

48	BLACKROCK FUNDS	JULY 31, 2017

Financial Highlights (continued)	BlackRock Global Long/Short Equity Fund

	Investor C
	Year Ended July 31,				Period December 20, 2012[1] to July 31, 2013
	2017	2016	2015	2014

Per Share Operating Performance
Net asset value, beginning of period	$10.26	$11.63	$11.45	$11.23	$10.00

Net investment loss[2]	(0.24)	(0.26)	(0.30)	(0.30)	(0.19)
Net realized and unrealized gain (loss)	1.16	(0.97)	0.49	0.65	1.42

Net increase (decrease) from investment operations	0.92	(1.23)	0.19	0.35	1.23

Distributions from net realized gain[3]	—	(0.14)	(0.01)	(0.13)	—

Net asset value, end of period	$11.18	$10.26	$11.63	$11.45	$11.23

Total Return[4]
Based on net asset value	8.97%	(10.66)%	1.69%	3.07%	12.30%	[5]

Ratios to Average Net Assets
Total expenses[6]	2.81%	2.71%	2.70%	2.72%	3.09%	[7,8]

Total expenses excluding recoupment after of past fees waived[6]	2.81%	2.71%	2.69%	2.70%	3.09%	[7]

Total expenses after fees waived and/or reimbursed[6]	2.72%	2.64%	2.63%	2.64%	2.75%	[7]

Net investment loss[6]	(2.32)%	(2.37)%	(2.57)%	(2.61)%	(2.70)%	[7]

Supplemental Data
Net assets, end of period (000)	$25,857	$62,567	$100,783	$100,980	$2,592

Portfolio turnover rate	—	34% [9]	17% [9]	—	—

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended July 31,
	2017	2016	2015	2014	2013
Investments in underlying funds	0.16%	0.18%	0.16%	0.18%	0.18%

[7]	Annualized.

[8]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expense ratio would have been 3.36%.

[9]	Excludes investments underlying the total return swaps.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	49

Financial Highlights (concluded)	BlackRock Global Long/Short Equity Fund

	Class K
	Year Ended July 31, 2017		Period March 28, 2016[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.56		$11.02

Net investment loss[2]	(0.14)		(0.04)
Net realized and unrealized gain (loss)	1.21		(0.42)

Net increase (decrease) from investment operations	1.07		(0.46)

Net asset value, end of period	$11.63		$10.56

Total Return[3]
Based on net asset value	10.13%		(4.17)%	[4]

Ratios to Average Net Assets
Total expenses[5]	1.70%	[5]	1.63%	[6]

Total expenses excluding recoupment after of past fees waived[5]	1.70%	[5]	1.63%	[6]

Total expenses after fees waived and/or reimbursed[5]	1.63%	[5]	1.56%	[6]

Net investment loss[5]	(1.32)%	[5]	(1.15)%	[6]

Supplemental Data
Net assets, end of period (000)	$108		$52,455

Portfolio turnover rate	—		34%	[7,8]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended July 31, 2017	Period March 28, 2016[1] to July 31, 2016
Investments in underlying funds	0.16%	0.18%

[6]	Annualized.

[7]	Excludes investments underlying the total return swaps.

[8]	Portfolio turnover is representative of the Fund for the entire year.

See Notes to Financial Statements.

50	BLACKROCK FUNDS	JULY 31, 2017

Notes to Financial Statements

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Advantage Emerging Markets Fund (formerly known as BlackRock Emerging Markets Long/Short Equity Fund)	Advantage Emerging Markets	Diversified
BlackRock Global Long/Short Equity Fund	Global Long/Short Equity	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	Yes	No1	None
Investor C Shares	No	Yes	None

[1]	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Defensive Positions: Investment policies may vary for temporary defensive purposes during periods in which the investment adviser believes that conditions in the securities markets or other economic, financial or political conditions warrant. Under such conditions, a Fund may invest up to 100% of its total assets in U.S. Government securities, certificates of deposit, repurchase agreements that involve purchases of debt securities, bankers’ acceptances and other bank obligations, commercial paper, money market funds and/or other debt securities, or may hold its assets in cash. The investment adviser applies this defensive posture as applicable and is consistent with each Fund’s investment policies.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts, options written and swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a

BLACKROCK FUNDS	JULY 31, 2017	51

Notes to Financial Statements (continued)

“senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations.

SEC Reporting Modernization: The U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended other rules to enhance the reporting and disclosure of information by registered investment companies. As part of these changes, the SEC amended Regulation S-X to standardize and enhance disclosures in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

Through May 31, 2016, the Funds had an arrangement with their custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned may have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Funds no longer earn credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

52	BLACKROCK FUNDS	JULY 31, 2017

Notes to Financial Statements (continued)

•

Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of each Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

For investments in equity or debt issued by privately-held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach

(i)      recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii)     recapitalizations and other transactions across the capital structure; and

(iii)    market multiples of comparable issuers.

Income approach

(i)      future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii)     quoted prices for similar investments or assets in active markets; and

(iii)    other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)      audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii)     changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)    relevant news and other public sources; and

(iv)    known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

BLACKROCK FUNDS	JULY 31, 2017	53

Notes to Financial Statements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Preferred Stock: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

5. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

54	BLACKROCK FUNDS	JULY 31, 2017

Notes to Financial Statements (continued)

Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value — unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market (e.g., fixed-income) with another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. If the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.

•	Total return swaps — Total return swaps are entered into to obtain exposure to a portfolio of long and short securities without owning such securities.

Under the terms of a contract, the swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that each Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements

BLACKROCK FUNDS	JULY 31, 2017	55

Notes to Financial Statements (continued)

may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define their contractual rights and to secure rights that will help them mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of their ISDA Master Agreements. The result would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets as follows:

	Investment Advisory Fee
Average Daily Net Assets	Advantage Emerging Markets	Global Long/Short Equity
First $1 Billion	0.89%	1.50%
$1 Billion — $3 Billion	0.84%	1.41%
$3 Billion — $5 Billion	0.80%	1.35%
$5 Billion to $10 Billion	0.77%	1.31%
Greater than $10 Billion	0.75%	1.28%

Prior to June 12, 2017, the annual rate as a percentage of the average daily net assets of Advantage Emerging Markets were as follows:

Average Daily Net Assets	Investment Advisory Fees
First $1 Billion	1.50%
$1 Billion — $3 Billion	1.41%
$3 Billion — $5 Billion	1.35%
$5 Billion — $10 Billion	1.31%
Greater than $10 Billion	1.28%

56	BLACKROCK FUNDS	JULY 31, 2017

Notes to Financial Statements (continued)

With respect to Global Long/Short Equity, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Service Fees	Distribution Fees
Investor A	0.25%	—
Investor C	0.25%	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the year ended July 31, 2017, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Service and Distribution Fees	Investor A	Investor C	Total
Advantage Emerging Markets	$16,701	$48,377	$65,078
Global Long/Short Equity	$165,261	$411,289	$576,550

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400%
$1 Billion — $2 Billion	0.0375%
$2 Billion — $4 Billion	0.0350%
$4 Billion — $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the year ended July 31, 2017, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Administration Fees
	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$29,516	$1,330	$967	$—	$31,813
Global Long/Short Equity	$118,989	$13,184	$8,189	$2,668	$143,030

The Manager may have, at its discretion, voluntarily waived all or any portion of its administration fees for a Fund or a share class.

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended July 31, 2017, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Total
Advantage Emerging Markets	$3	—	$3
Global Long/Short Equity	$5,608	$1,684	$7,292

BLACKROCK FUNDS	JULY 31, 2017	57

Notes to Financial Statements (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the year ended July 31, 2017, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$661	$452	$100	N/A	$1,213
Global Long/Short Equity	$2,217	$1,007	$787	$355	$4,366

For the year ended July 31, 2017, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$170,548	$10,901	$5,750	N/A	$187,199
Global Long/Short Equity	$536,809	$95,568	$44,387	$722	$677,486

Other Fees: For the year ended July 31, 2017, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

	Advantage Emerging Markets	Global Long/Short Equity
Investor A	$318	$1,105

For the year ended July 31, 2017, affiliates received CDSCs as follows:

	Advantage Emerging Markets	Global Long/Short Equity
Investor A	$—	$18,167
Investor C	$163	$6,363

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation caps, as applicable, will be reduced by the amount of the affiliated money market fund waiver. For the year ended July 31, 2017, the amounts waived were as follows:

Advantage Emerging Markets	$100,427
Global Long/Short Equity	$454,895

Effective September 1, 2016, the Manager voluntarily agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee. Prior to September 1, 2016, the Manager did not waive such fees. Effective November 28, 2016, the waiver became contractual through November 30, 2018 for Advantage Emerging Markets and November 30, 2017 for Global Long/Short Equity. The contractual agreement may be terminated upon 90 days’ notice by a majority of the independent trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of the Funds.

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Share Class	Advantage Emerging Markets	Global Long/Short Equity
Institutional	0.94%	1.75%
Investor A	1.19%	2.00%
Investor C	1.94%	2.75%
Class K	N/A	1.70%

Prior to June 12, 2017, the expense limitations as of a percentage of average daily net assets for Advantage Emerging Markets were as follows:

Share Class	Advantage Emerging Markets
Institutional	1.75%
Investor A	2.00%
Investor C	2.75%

58	BLACKROCK FUNDS	JULY 31, 2017

Notes to Financial Statements (continued)

The Manager has agreed not to reduce or discontinue these contractual expense limitations through November 30, 2017 with respect to Global Long/Short Equity and November 30, 2018 with respect to Advantage Emerging Markets, unless approved by the Board, including a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of a Fund.

With respect to Advantage Emerging Markets, the Manager reimbursed the Fund $54,002 which is shown as fees waived and/or reimbursed by Manager in the Statements of Operations.

These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Manager, and shown as administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations.

For the year ended July 31, 2017, class specific expense waivers are as follows:

Administration Fees Waived — Class Specific
	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$20,460	$1,030	$929	N/A	$22,419
Global Long/Short Equity	$46,842	$9,604	$4,602	$30	$61,078

Transfer Agent Fees Waived and/or Reimbursed — Class Specific
	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$145,399	$8,628	$4,144	N/A	$158,171
Global Long/Short Equity	$49,270	$30,346	$6,061	$382	$86,059

With respect to the contractual expense caps, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense cap for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a)	The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.

(b)	The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	Each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and

•	The Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

In the event the expense cap for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense cap for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense cap for that share class.

For the year ended July 31, 2017, the Manager recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Funds:

	Advantage Emerging Markets	Global Long/Short Equity
Fund Level	—	—
Institutional	$19,343	$2,478
Investor A	$141	$4,223
Investor C	$59	$507

On July 31, 2017, the Funds’ fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring July 31,
	2018	2019
Advantage Emerging Markets:
Fund Level	—	$54,002
Institutional	$87,987	$165,859
Investor A	$4,571	$9,658
Investor C	$3,152	$5,073

Global Long/Short Equity:
Fund Level	—	—
Institutional	—	$96,112
Investor A	—	$39,950
Investor C	—	$10,663
Class K	—	$412

BLACKROCK FUNDS	JULY 31, 2017	59

Notes to Financial Statements (continued)

The following fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, expired on July 31, 2017:

	Advantage Emerging Markets	Global Long/Short Equity
Fund Level	—	—
Institutional	$166,594	—
Investor A	$2,067	—
Investor C	—	—

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended July 31, 2017, the Funds did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

Other Transactions: During the year ended July 31, 2017, Advantage Emerging Markets received a reimbursement of $22,962 from an affiliate, which is included in capital share transactions in the Statements of Changes in Net Assets, related to an operating error.

7. Purchases and Sales:

For the year ended July 31, 2017, purchases and sales of investments, excluding short-term securities, were as follows:

	Advantage Emerging Markets	Global Long/Short Equity
Purchases	$14,195,166	—
Sales	$122,073	$6,018

8. Income Tax Information:

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended July 31, 2017. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable to the accounting for swap agreements, foreign currency transactions, net operating losses and non-deductible expenses were reclassified to the following accounts:

	Advantage Emerging Markets	Global Long/Short Equity
Paid-in capital	$(3,019,879)	$(17,322,716)
Accumulated net investment loss	$(724,530)	$17,753,689
Accumulated net realized loss	$3,744,409	$(430,973)

60	BLACKROCK FUNDS	JULY 31, 2017

Notes to Financial Statements (continued)

The tax character of distributions paid was as follows:

		Advantage Emerging Markets	Global Long/Short Equity
Ordinary income	7/31/2017	—	—
	7/31/2016	—	$9,723,008
Long term capital gains	7/31/2017	—	—
	7/31/2016	$3,281,532	$22,064,858
Total	7/31/2017	—	—

	7/31/2016	$3,281,532	$31,787,866

As of period end, the tax components of accumulated net earnings (losses) were as follows:

	Advantage Emerging Markets	Global Long/Short Equity
Capital loss carryforwards	$(14,393,539)	$(47,406,423)
Net unrealized gains (losses)[1]	12,595,869	(6,729,788)
Qualified late-year losses[2]	(4,712,894)	(3,769,743)

Total	$(6,510,564)	$(57,905,954)

[1]

The differences between book-basis and tax basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales and straddles and the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency contracts and the realization for tax purposes of unrealized gains on constructive sales.

[2]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of July 31, 2017, Advantage Emerging Markets and Global Long/Short Equity had a capital loss carryforward available to offset future realized capital gains of $(14,393,539) and $(47,406,423) respectively. These capital loss carryforwards have no expiration date.

During the year ended July 31, 2017, Global Long/Short Equity utilized $26,093,547 of its capital loss carryforward.

As of July 31, 2017, gross unrealized appreciation and gross unrealized depreciation based on cost for U.S. federal income tax purposes were as follows:

	Advantage Emerging Markets	Global Long/Short Equity
Tax cost	$112,633,500	$583,846,681

Gross unrealized appreciation	$676,893	$1,541,966
Gross unrealized depreciation	(73,780)	(1,750,001)

Net unrealized appreciation (depreciation)	$603,113	$(208,035)

9. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2017, the Funds did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, certain Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities may also be affected by one or all of the following: (i) general economy; (ii) overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; and (iv) currency, interest rate and price fluctuations. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of

BLACKROCK FUNDS	JULY 31, 2017	61

Notes to Financial Statements (continued)

assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; and (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such Fund.

For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent the Funds deposit collateral with its counterparty to a written option.

With exchange-traded options purchased and futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When the Funds concentrate their investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

62	BLACKROCK FUNDS	JULY 31, 2017

Notes to Financial Statements (continued)

The United Kingdom voted on June 23, 2016 to withdraw from the European Union, which may introduce significant new uncertainties and instability in the financial markets across Europe.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended July 31, 2017		Year Ended July 31, 2016
Advantage Emerging Markets	Shares	Amount	Shares	Amount
Institutional
Shares sold	9,972,157	$96,621,741	5,109,943	$49,489,464
Shares issued in reinvestment of distributions	—	—	270,813	2,570,013
Shares redeemed	(17,677,713)	(171,923,540)	(27,809,335)	(269,618,413)

Net decrease	(7,705,556)	$(75,301,799)	(22,428,579)	$(217,558,936)

Investor A
Shares sold	38,935	$377,180	250,108	$2,396,073
Shares issued in reinvestment of distributions	—	—	19,138	180,087
Shares redeemed	(976,472)	(9,410,261)	(950,988)	(9,115,067)

Net decrease	(937,537)	$(9,033,081)	(681,742)	$(6,538,907)

Investor C
Shares sold	5,833	$54,510	43,762	$406,389
Shares issued in reinvestment of distributions	—	—	9,534	87,244
Shares redeemed	(245,743)	(2,281,011)	(377,482)	(3,520,645)

Net decrease	(239,910)	$(2,226,501)	(324,186)	$(3,027,012)

Total Net Decrease	(8,883,003)	$(86,561,381)	(23,434,507)	$(227,124,855)

Global Long/Short Equity
Institutional
Shares sold	16,790,752	$183,750,083	55,910,136	$632,370,583
Shares issued in reinvestment of distributions	—	—	1,799,694	20,750,471
Shares redeemed	(48,029,233)	(516,836,229)	(105,181,745)	(1,165,600,523)

Net decrease	(31,238,481)	$(333,086,146)	(47,471,915)	$(512,479,469)

Investor A
Shares sold	1,671,612	$18,287,025	7,359,585	$83,095,922
Shares issued in reinvestment of distributions	—	—	289,164	3,319,604
Shares redeemed	(10,247,193)	(110,350,665)	(15,050,945)	(165,087,237)

Net decrease	(8,575,581)	$(92,063,640)	(7,402,196)	$(78,671,711)

Investor C
Shares sold	457,175	$4,848,743	1,890,714	$20,601,379
Shares issued in reinvestment of distributions	—	—	101,849	1,148,859
Shares redeemed	(4,241,955)	(44,589,743)	(4,561,193)	(49,208,113)

Net decrease	(3,784,780)	$(39,741,000)	(2,568,630)	$(27,457,875)

Class K1
Shares sold	1,040,496	$10,955,148	6,977,422	$75,936,456
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(5,998,001)	(63,838,033)	(2,010,610)	(21,351,353)

Net increase (decrease)	(4,957,505)	$(52,882,885)	4,966,812	$54,585,103

Total Net Decrease	(48,556,347)	$(517,773,671)	(52,475,929)	$(564,023,952)

[1]	Class K Shares commenced operations on March 28, 2016.

BLACKROCK FUNDS	JULY 31, 2017	63

Notes to Financial Statements (concluded)

12. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

64	BLACKROCK FUNDS	JULY 31, 2017

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds and Shareholders of BlackRock Advantage Emerging Markets Fund and BlackRock Global Long/Short Equity Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BlackRock Advantage Emerging Markets Fund and BlackRock Global Long/Short Equity Fund (the “Funds”), each a series of BlackRock Funds, as of July 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of July 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

September 27, 2017

BLACKROCK FUNDS	JULY 31, 2017	65

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met in person on April 20, 2017 (the “April Meeting”) and May 24-25, 2017 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Advantage Emerging Markets Fund (“Advantage Emerging Markets Fund”) and BlackRock Global Long/Short Equity Fund (“Global Long/Short Equity Fund,” and together with Advantage Emerging Markets Fund, the “Funds”), each a series of the Trust, and BlackRock Advisors, LLC (the “Manager”), the Trust’s investment advisor. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to Global Long/Short Equity Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Funds and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreements.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Funds for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Funds; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Trust’s adherence to its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Funds; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on the fees and expenses of each Fund as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds as determined by Broadridge1 and certain performance metrics; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

66	BLACKROCK FUNDS	JULY 31, 2017

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

institutional clients, sub-advised mutual funds, ETFs, closed-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Fund to BlackRock; and (g) sales and redemption data regarding each Fund’s shares.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Trust with respect to each Fund and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to Global Long/Short Equity Fund, each for a one-year term ending June 30, 2018. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of the portfolio holdings of each Fund, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to other funds in its applicable Broadridge category and certain performance metrics. With respect to the Funds, each of which pursues an alternative investment strategy, the Board has been engaged in an iterative process with BlackRock to identify the most appropriate performance benchmarks and metrics by which the Board should measure the Funds’ performance. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with

BLACKROCK FUNDS	JULY 31, 2017	67

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for the one-, three- and five-year periods reported, Advantage Emerging Markets Fund ranked in the third, fourth and fourth quartiles, respectively, against its Broadridge Performance Universe. The Board noted such underperformance as compared to the Broadridge Performance Universe. In light of Advantage Emerging Markets Fund’s outcome oriented objective, BlackRock believes that other performance metrics may be more appropriate than the Broadridge Performance Universe, and the Board was provided with a comparison of Fund performance relative to certain of these other metrics. Under these metrics, for the one-, three-, and five-year periods, the Fund underperformed its total return target. The overall risk of the Fund, as measured by the standard deviation of returns, was below its target range, and the Fund’s beta was within its target range, for the periods. The Board also noted that effective June 12, 2017, the Fund had undergone changes in its investment objective, investment strategy and portfolio management team, and in connection with such changes, the Fund changed its name from BlackRock Emerging Markets Long/Short Equity Fund to BlackRock Advantage Emerging Markets Fund.

The Board noted that for each of the one-year, three-year and since-inception periods reported, Global Long/Short Equity Fund ranked in the fourth quartile against its Broadridge Performance Universe. The Board noted such underperformance as compared to the Broadridge Performance Universe. In light of Global Long/Short Equity Fund’s outcome oriented objective, BlackRock believes that other performance metrics may be more appropriate than the Broadridge Performance Universe, and the Board was provided with a comparison of Fund performance relative to certain of these other metrics. Under these metrics, for the one-year, three-year and since-inception periods, the Fund underperformed its total return target. The overall risk of the Fund, as measured by the standard deviation of returns, was below its target range, and the Fund’s beta was within its target range, for the periods.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with the other funds in its Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of other funds in its Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2016 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Funds by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Funds and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Funds, to each respective Fund. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

68	BLACKROCK FUNDS	JULY 31, 2017

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

The Board noted that Global Long/Short Equity Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

The Board noted that Advantage Emerging Markets Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the fourth and third quartiles, respectively, relative to the Fund’s Expense Peers. The Board further noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. Additionally, the Board noted that BlackRock has contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. In addition, the Board noted that, in connection with the changes to the Fund’s investment strategy, BlackRock proposed, and the Board agreed to, a lower contractual expense cap on a class-by-class basis. The contractual expense cap reduction was implemented on June 12, 2017. Also in connection with the changes to the Fund’s investment strategy, the Board noted that BlackRock proposed, and the Board agreed to, a contractual adjustment to reduce specified levels within the breakpoint schedule. This adjustment was implemented on June 12, 2017. The Board also noted that based on a pro-forma Broadridge expense group chosen for the new investment strategy of the Fund, and under the new contractual breakpoint schedule and new contractual expense cap, the Fund’s contractual management fee rate is expected to rank in the first quartile, and the estimated actual management fee rate and estimated total expense ratio are each expected to rank in the first quartile.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Trust with respect to each Fund and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, each for a one-year term ending June 30, 2018. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, as applicable, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Funds reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK FUNDS	JULY 31, 2017	69

Officers and Trustees

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[2]
Rodney D. Johnson 1941	Chair of the Board and Trustee	Since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 144 Portfolios	None
Susan J. Carter 1956	Trustee	Since 2016	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016; Trustee, Financial Accounting Foundation since 2017.	26 RICs consisting of 144 Portfolios	None
Collette Chilton 1958	Trustee	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 144 Portfolios	None
Neil A. Cotty 1954	Trustee	Since 2016	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 144 Portfolios	None
Cynthia A. Montgomery 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 144 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee	Since 2007	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 144 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 144 Portfolios	None
Mark Stalnecker 1951	Trustee	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 144 Portfolios	None
Kenneth L. Urish 1951	Trustee	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 144 Portfolios	None
Claire A. Walton 1957	Trustee	Since 2016	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 144 Portfolios	None

70	BLACKROCK FUNDS	JULY 31, 2017

Officers and Trustees (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[2] (concluded)
Frederick W. Winter 1945	Trustee	Since 2007	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 144 Portfolios	None
Interested Trustees[4]
Barbara G. Novick 1960	Trustee	Since 2015	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock's Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	101 RICs consisting of 219 Portfolios	None
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	128 RICs consisting of 317 Portfolios	None
[1] The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[2]    Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

[3]    Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the Board in 2007, those Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

[4]    Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock and its affiliates. Ms. Novick and Mr. Perlowski are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Ms. Novick is a board member of the BlackRock Closed-End Complex and Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex.

BLACKROCK FUNDS	JULY 31, 2017	71

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers Who Are Not Trustees[2]
Thomas Callahan 1968	Vice President	Since 2016	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust's Officers and Trustees is available in the Trust's Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Adviser and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02111	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Sub-Adviser BlackRock International Limited[1] Edinburgh, EH3 8BL United Kingdom	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

[1]	For Global Long/Short Equity

72	BLACKROCK FUNDS	JULY 31, 2017

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762; and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

BLACKROCK FUNDS	JULY 31, 2017	73

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

74	BLACKROCK FUNDS	JULY 31, 2017

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

EMLSGLS-7/17-AR

JULY 31, 2017

ANNUAL REPORT

BlackRock FundsSM

➢	iShares MSCI Asia ex Japan Index Fund
➢	iShares MSCI Developed World Index Fund
➢	iShares Russell Mid-Cap Index Fund
➢	iShares Russell Small/Mid-Cap Index Fund
➢	iShares Total U.S. Stock Market Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended July 31, 2017, risk assets, such as stocks and high-yield bonds, continued to deliver strong performance. These markets showed great resilience during a period with big surprises, including the aftermath of the U.K.’s vote to leave the European Union and the outcome of the U.S. presidential election, which brought only brief spikes in equity market volatility. These expressions of isolationism and discontent were countered by the closely watched and less surprising elections in France, the Netherlands and Australia.

Interest rates rose, which worked against high-quality assets with more interest rate sensitivity. Aside from the shortest-term Treasury bills, most U.S. Treasuries posted negative returns, as rising energy prices, modest wage increases and steady job growth led to expectations of higher inflation and anticipation of interest rate increases by the U.S. Federal Reserve (the “Fed”).

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and economic uncertainty. Reflationary expectations accelerated after the U.S. election in November 2016 and continued into the beginning of 2017, stoked by expectations that the new administration’s policies would provide an extra boost to U.S. growth.

The Fed has responded to these positive developments by increasing interest rates three times in the last six months, setting expectations for additional interest rate increases and moving toward normalizing monetary policy. Divergent global monetary policy continued in earnest, as the European Central Bank and the Bank of Japan reiterated their commitments to economic stimulus despite nascent signs of sustained economic growth in both countries.

In recent months, growing skepticism about the near-term likelihood of significant U.S. tax reform and infrastructure spending has tempered enthusiasm around the reflation trade. Similarly, renewed concern about oversupply has weighed on energy prices. Nonetheless, financial markets — and to an extent the Fed — have adopted a “wait-and-see” approach to the economic data and potential fiscal stimulus. Although uncertainty has persisted, benign credit conditions, modest inflation and the positive outlook for economic growth have kept markets relatively tranquil.

Although economic momentum is gaining traction, the capacity for rapid global growth is restrained by structural factors, including an aging population, low productivity growth and excess savings, as well as cyclical factors, such as the Fed moving toward the normalization of monetary policy and the length of the current expansion. Tempered economic growth and high valuations across most assets have set the stage for muted returns going forward. At current valuation levels, potential equity gains will likely be closely tied to the pace of earnings growth, which has remained solid thus far in 2017.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of July 31, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	9.51%	16.04%
U.S. small cap equities (Russell 2000® Index)	5.35	18.45
International equities (MSCI Europe, Australasia, Far East Index)	13.79	17.77
Emerging market equities (MSCI Emerging Markets Index)	18.98	24.84
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.35	0.54
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	2.33	(5.73)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.51	(0.51)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.40	0.36
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	4.57	10.94
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

BLACKROCK FUNDS	JULY 31, 2017	3

Fund Summary as of July 31, 2017	iShares MSCI Asia ex Japan Index Fund

Investment Objective

iShares MSCI Asia ex Japan Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of Asian equities, excluding Japan.

On February 24, 2017, the Fund’s Board approved a proposal to change the name of BlackRock MSCI Asia ex Japan Index Fund to iShares MSCI Asia ex Japan Index Fund, which was effective on June 19, 2017. In addition, on November 16, 2016, the Board approved certain changes to the Fund’s investment strategies, which was effective on March 28, 2017.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12-month period ended July 31, 2017, the Fund’s Institutional Shares returned 26.80%, and Class K Shares returned 26.81%. The benchmark MSCI AC Asia ex Japan Index returned 27.34% for the same period.

•	Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

•	Global equity markets broadly rallied during the third quarter of 2016 as the Fed kept rates unchanged, Japan announced additional fiscal and monetary stimulus, and the Bank of England cut rates.

•

Despite multiple terrorist attacks in France and Germany and a failed coup in Turkey, markets continued to rally in August on the back of a strong earnings season and monetary stimulus from the Bank of England. Positive performance sustained in September as the Fed kept rates unchanged, the Bank of Japan announced additional monetary stimulus, and OPEC decided to limit output. This was all despite inaction from the European Central Bank (“ECB”), the crisis in Syria, and concerns around Wells Fargo and Deutsche Bank. However, weak macro data out of China, a terrorist attack in Thailand, flooding in Louisiana, and a more hawkish tone from Fed officials hindered some performance early in the period.

•

China implemented significant fiscal and monetary stimulus policies in the face of economic slowdown. Markets reacted positively to the stimulus and Moody’s upgraded its economic forecast on the back of the news. Outside the stimulus, the economic slowdown continued to be a drag on demand for raw materials, which contributed to underperformance and volatility in commodity-exporting countries.

•

Developed markets rallied in the last quarter of the year as global investors embraced the results of the U.S. election and strong macro data, although a stronger U.S. dollar subdued gains for U.S. investors. Global equity market performance was mixed in October as Asia and Europe outperformed the United States (in local currency terms) on improving economic data and supportive commentary from the Bank of England and ECB.

•

Asian stocks continued to perform well in November as global investors absorbed the unexpected results of the U.S. election and the Bank of Japan’s first intervention after introducing target yield curve control in September.

•

December brought a global equity rally as strong global economic data and continued optimism around then President-elect Trump’s reflationary policies outweighed the effects of the ECB’s decision to reduce the pace of its asset purchases and diplomatic tensions between the United States and other major powers.

•

The 2016 emerging market (“EM”) rally lost steam in the fourth quarter, with particularly poor performance in the month of November as speculation around the outcome of the U.S. presidential election pressured the asset class and EM currencies broadly. The unexpected Trump victory raised concerns for EM investors given the potential for a faster pace of U.S. rate hikes in 2017, leading to a stronger U.S. dollar, and the possible renegotiation of trade agreements that could be detrimental to EM companies.

•

In 2017, Chinese stocks, the largest holding and contributor to the index’s return, rose as PMI releases indicated growth, and exports increased faster than expected. India was the region’s top performer. Regional victories of Prime Minister Modi’s party were supportive of long-term structural reforms and buoyed investor sentiment.

•	In South Korea, the ruling over President Park’s impeachment was viewed positively by investors, pushing the nation’s equities higher during the first quarter of 2017.

•

Emerging markets recovered amid a supportive international macro backdrop, including easier financial conditions and a weaker U.S. dollar, despite the Fed continuing to normalize policy, low economic and market volatility, and a synchronized global expansion.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the MSCI AC Asia Ex Japan Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS	JULY 31, 2017

iShares MSCI Asia ex Japan Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.

[2]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI AC Asia ex Japan Index. The Fund’s total returns prior to March 28, 2017 are the returns of the Fund when it followed a different investment strategies.

[3]

A free float-adjusted market capitalization index designed to measure equity market performance of the following 10 developed and emerging market countries or regions: China, Hong Kong, India, Indonesia, Korea, Malaysia, the Philippines, Singapore, Taiwan and Thailand.

[4]	Commencement of operations.

Performance Summary for the Period Ended July 31, 2017

	6-Month Total Returns	Average Annual Total Returns[5]
		1 Year	Since Inception[6]
Institutional	21.00%	26.80%	7.45%
Class K	21.00	26.81	7.47
MSCI AC Asia ex Japan Index (in USD)	21.83	27.34	7.72

[5]	See “About Fund Performance” on page 16 for a detailed description of share classes, including any related fees.

[6]	The Fund commenced operations on June 9, 2015.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During the Period[7]	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,210.00	$2.52	$1,000.00	$1,022.51	$2.31	0.46%
Class K	$1,000.00	$1,210.00	$2.47	$1,000.00	$1,022.56	$2.26	0.45%

[7]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 16 for further information on how expenses were calculated.

BLACKROCK FUNDS	JULY 31, 2017	5

Fund Summary as of July 31, 2017	iShares MSCI Developed World Index Fund

Investment Objective

iShares MSCI Developed World Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of developed market equities.

On February 24, 2017, the Fund’s Board approved a proposal to change the name of BlackRock MSCI World Index Fund to iShares MSCI Developed World Index Fund, which was effective on June 19, 2017.

Portfolio Management Commentary

How did the Fund perform?

•	For the 12-month period ended July 31, 2017, the Fund’s Institutional Shares returned 16.59%, and Class K Shares returned 16.61%. The benchmark MSCI World Index returned 16.12% for the same period.

•	Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

•

Markets had a strong start to the period as expectations of a near-term Fed rate hike diminished, Japan announced another round of fiscal stimulus, and the earnings season had a strong start. Despite multiple terrorist attacks in France and Germany and a failed coup in Turkey, markets continued to rally in August on the back of a strong earnings season and monetary stimulus from the Bank of England.

•

Positive performance sustained in September as the Fed kept rates unchanged, the Bank of Japan announced additional monetary stimulus, and OPEC decided to limit output. This was all despite inaction from the European Central Bank (“ECB”), the crisis in Syria, and concerns around Wells Fargo and Deutsche Bank. However, weak macro data out of China, a terrorist attack in Thailand, flooding in Louisiana, and a more hawkish tone from Fed officials hindered some performance for the quarter.

•

Global equity market performance was mixed in October as Asia and Europe outperformed the United States (in local currency terms) on improving economic data and supportive commentary from the Bank of England and ECB. Asian stocks continued to perform well in November as global investors absorbed the unexpected results of the U.S. election and the Bank of Japan’s first intervention after introducing target yield curve control in September. Europe lagged in anticipation of the Italian referendum, while energy stocks rallied as Organization of the Petroleum Exporting Countries (“OPEC”) and Russia agreed on a production cut at the end of the month.

•

Global equities rallied as strong global economic data and continued optimism around President Trump’s reflationary policies outweighed the effects of the ECB’s decision to reduce the pace of its asset purchases and diplomatic tensions between the United States and other major powers.

•	Developed markets rallied later in 2016 as global investors embraced the results of the U.S. election and strong macro data, although a stronger U.S. dollar subdued gains for U.S. investors.

•

Japanese equities posted solid gains early in 2017 with success that was attributed to Japanese companies having a higher exposure to global growth, which has been trending upward over the past few quarters.

•

In the case of Europe, economic data has been improving, particularly in large export-driven economies like Germany. Political anxiety over elections in the Netherlands and France in the first half of the year, as well as fears over the ECB tapering its asset purchase program too soon, have weighed on investor sentiment to some extent.

•

In the United Kingdom, Prime Minster Theresa May triggered Article 50 at the end of March, marking the start of the two-year period in which the U.K. must leave the European Union. While the initial impact of Brexit appeared to be inconsequential, recent economic data has shown the first signs of stress.

•	The Japanese yen was relatively volatile throughout the second quarter of 2017, as the Bank of Japan made no changes to their policy, but revised upward their assessment of economic prospects.

•

Investor interest accelerated in European equities, leading to solid, broad-based returns across the region. The defeat of anti-European Union populists in France and the Netherlands diminished political risk for the region overall. French President Emmanuel Macron’s victory was positively felt across the continent and unsurprisingly had the largest impact within France.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the MSCI World Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK FUNDS	JULY 31, 2017

iShares MSCI Developed World Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.

[2]

The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the MSCI World Index and in depositary receipts representing securities of the MSCI World Index.

[3]

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

[4]	Commencement of operations.

Performance Summary for the Period Ended July 31, 2017

	6-Month Total Returns	Average Annual Total Returns[5]
		1 Year	Since Inception[6]
Institutional	10.91%	16.59%	7.13%
Class K	10.81	16.61	7.22
MSCI World Index	10.64	16.12	6.66

[5]	See “About Fund Performance” on page 16 for a detailed description of share classes, including any related fees.

[6]	The Fund commenced operations on June 1, 2015.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During the Period[7]	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,109.10	$1.10	$1,000.00	$1,023.75	$1.05	0.20%
Class K	$1,000.00	$1,108.10	$0.78	$1,000.00	$1,024.05	$0.75	0.15%

[7]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 16 for further information on how expenses were calculated.

BLACKROCK FUNDS	JULY 31, 2017	7

Fund Summary as of July 31, 2017	iShares Russell Mid-Cap Index Fund

Investment Objective

iShares Russell Mid-Cap Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of mid-capitalization U.S. equities.

On February 24, 2017, the Fund’s Board approved a proposal to change the name of BlackRock Midcap Index Fund to iShares Russell Mid-Cap Index Fund, which was effective on June 19, 2017.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12-month period ended July 31, 2017, the Fund’s Institutional Shares returned 12.91%, Investor A Shares returned 12.78%, and Class K Shares returned 13.02%. The benchmark Russell MidCap® Index returned 13.04% for the same period.

•	Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

•

Most of the major U.S. equity indexes saw gains at the beginning of the period, largely driven by a dovish Fed that kept rates unchanged and stronger-than-expected earnings releases versus analyst expectations.

•

Investors’ focus on the September Fed meeting dominated market performance. While the Fed kept rates unchanged, several Fed officials expressed support of a rate hike later in the year, which occurred in December as expected.

•

The U.S. presidential election and the Fed were front and center in 2016, especially in the fourth quarter. The fourth quarter started with a slight increase in volatility as investors prepared for a probable Fed rate increase, and weighed probable outcomes of the presidential election. While many people were shocked by the Trump win, markets did not experience the same type of volatility seen after the Brexit vote, with major U.S. indexes posting solid gains in November.

•

The performance of U.S. equities post-election suggested that market participants were optimistic about President Trump’s pro-growth policies including lower taxes, deregulation and infrastructure spending.

•	The reflation trade in the United States continued to gain steam in the first quarter of 2017. Macro data highlighted continued economic growth and a strengthening labor market, which supported the Fed’s decision to increase the federal funds rate by 25 basis points (0.25%) in March and again in June, marking three consecutive quarterly rate hikes. The Fed’s summary of economic projections indicated that they will maintain a gradual pace of tightening should current economic trends continue.

•

Expectations of the new administration’s policies also boosted market sentiment, sending several U.S. equity indices to record highs. The inauguration of President Trump in late January stoked risk-on appetite, as pledges of tax relief and increased fiscal spending were supportive of cyclical stocks. However, the final weeks of the second quarter of 2017 saw some profit taking as investor optimism waned after the failed attempt to repeal the Affordable Care Act called into question whether the new administration will be able to push through further reforms in 2017. Despite these setbacks, U.S. equities finished the quarter strong and the 10-year Treasury yield added 31 basis points in the quarter.

•

Political risk was a headwind to U.S. equities. President Trump’s firing of FBI Director James Comey on May 9 and the subsequent developments regarding the investigation of pre-election correspondence between Trump administration members and Russian officials was an enduring source of negative market sentiment.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the Russell Midcap® Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	BLACKROCK FUNDS	JULY 31, 2017

iShares Russell Mid-Cap Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.

[2]	The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Russell Midcap® Index.

[3]

A float-adjusted capitalization-weighted index that measures the performance of the mid-cap segment of the U.S. equities universe. It is a subset of the Russell 1000® Index including approximately 800 of the smallest issuers based on a combination of their market cap and current index membership.

[4]	Commencement of operations.

Performance Summary for the Period Ended July 31, 2017

	6-Month Total Returns	Average Annual Total Returns[5]
		1 Year	Since Inception[6]
Institutional	6.85%	12.91%	7.50%
Investor A	6.80	12.78	7.26
Class K	6.93	13.02	7.60
Russell Midcap® Index	7.00	13.04	7.45

[5]	See “About Fund Performance” on page 16 for a detailed description of share classes, including any related fees.

[6]	The Fund commenced operations on May 13, 2015.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During the Period[7]	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,068.50	$0.10	$1,000.00	$1,024.70	$0.10	0.12%
Investor A	$1,000.00	$1,068.00	$1.69	$1,000.00	$1,023.16	$1.66	0.33%
Class K	$1,000.00	$1,069.30	$0.26	$1,000.00	$1,024.55	$0.25	0.05%

[7]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 16 for further information on how expenses were calculated.

BLACKROCK FUNDS	JULY 31, 2017	9

Fund Summary as of July 31, 2017	iShares Russell Small/Mid-Cap Index Fund

Investment Objective

iShares Russell Small/Mid-Cap Index Fund’s (the “Fund”) investment objective is to seek to track the performance of the small to mid-cap segment of the U.S. equity universe.

On February 24, 2017, the Fund’s Board approved a proposal to change the name of BlackRock Small/Mid Cap Index Fund to iShares Russell Small/Mid-Cap Index Fund, which was effective on June 19, 2017.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12-month period ended July 31, 2017, the Fund’s Institutional Shares returned 15.02%, Investor A Shares returned 14.71%, and Class K Shares returned 15.04%. The benchmark Russell 2500TM Index returned 15.08% for the same period.

•	Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

•

Most of the major U.S. equity indexes saw gains at the beginning of the period, largely driven by a dovish Fed that kept rates unchanged and stronger-than-expected earnings releases versus analyst expectations.

•

Investors’ focus on the September Fed meeting dominated market performance. While the Fed kept rates unchanged, several Fed officials expressed support of a rate hike later in the year, which occurred in December as expected.

•

The U.S. presidential election and the Fed were front and center in 2016, especially in the fourth quarter. The fourth quarter started with a slight increase in volatility as investors prepared for a probable Fed rate increase, and weighed probable outcomes of the presidential election. While many people were shocked by the Trump win, markets did not experience the same type of volatility seen after the Brexit vote, with major U.S. indexes posting solid gains in November.

•

The performance of U.S. equities post-election suggested that market participants were optimistic about President Trump’s pro-growth policies including lower taxes, deregulation and infrastructure spending.

•	The reflation trade in the United States continued to gain steam in the first quarter of 2017. Macro data highlighted continued economic growth and a strengthening labor market, which supported the Fed’s decision to increase the federal funds rate by 25 basis points (0.25%) in March and again in June, marking three consecutive quarterly rate hikes. The Fed’s summary of economic projections indicated that they will maintain a gradual pace of tightening should current economic trends continue.

•

Expectations of the new administration’s policies also boosted market sentiment, sending several U.S. equity indices to record highs. The inauguration of President Trump in late January stoked risk-on appetite, as pledges of tax relief and increased fiscal spending were supportive of cyclical stocks. However, the final weeks of the second quarter of 2017 saw some profit taking as investor optimism waned after the failed attempt to repeal the Affordable Care Act called into question whether the new administration will be able to push through further reforms in 2017. Despite these setbacks, U.S. equities finished the quarter strong and the 10-year Treasury yield added 31 basis points in the quarter.

•

Political risk was a headwind to U.S. equities. President Trump’s firing of FBI Director James Comey on May 9 and the subsequent developments regarding the investigation of pre-election correspondence between Trump administration members and Russian officials was an enduring source of negative market sentiment.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the Russell 2500TM Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	BLACKROCK FUNDS	JULY 31, 2017

iShares Russell Small/Mid-Cap Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.

[2]	The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Russell 2500™ Index.

[3]

An index that measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500™ Index is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.

[4]	Commencement of operations.

Performance Summary for the Period Ended July 31, 2017

	6 Month Total Returns	Average Annual Total Returns[5]
		1 Year	Since Inception[6]
Institutional	5.53%	15.02%	9.23%
Investor A	5.33	14.71	8.98
Class K	5.54	15.04	9.27
Russell 2500™ Index	5.60	15.08	9.11

[5]	See “About Fund Performance” on page 16 for a detailed description of share classes, including any related fees.

[6]	The Fund commenced operations on August 13, 2015.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During the Period[7]	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,055.30	$0.61	$1,000.00	$1,024.33	$0.61	0.12%
Investor A	$1,000.00	$1,053.30	$1.69	$1,000.00	$1,023.29	$1.66	0.33%
Class K	$1,000.00	$1,055.40	$0.36	$1,000.00	$1,024.58	$0.35	0.07%

[7]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 16 for further information on how expenses were calculated.

BLACKROCK FUNDS	JULY 31, 2017	11

Fund Summary as of July 31, 2017	iShares Total U.S. Stock Market Index Fund

Investment Objective

iShares Total U.S. Stock Market Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of a broad-based index composed of U.S. equities.

On February 24, 2017, the Fund’s Board approved a proposal to change the name of BlackRock Total Stock Market Index Fund to iShares Total U.S. Stock Market Index Fund, which was effective on June 19, 2017.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12-month period ended July 31, 2017, the Fund’s Institutional Shares returned 16.03%, Investor A Shares returned 15.71%, and Class K Shares returned 16.05%. The benchmark Russell 3000® Index returned 16.14% for the same period.

•	Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

•

Most of the major U.S. equity indexes saw gains at the beginning of the period, largely driven by a dovish Fed that kept rates unchanged and stronger-than-expected earnings releases versus analyst expectations.

•

Investors’ focus on the September Fed meeting dominated market performance. While the Fed kept rates unchanged, several Fed officials expressed support of a rate hike later in the year, which occurred in December as expected.

•

The U.S. presidential election and the Fed were front and center in 2016, especially in the fourth quarter. The fourth quarter started with a slight increase in volatility as investors prepared for a probable Fed rate increase, and weighed probable outcomes of the presidential election. While many people were shocked by the Trump win, markets did not experience the same type of volatility seen after the Brexit vote, with major U.S. indexes posting solid gains in November.

•

The performance of U.S. equities post-election suggested that market participants were optimistic about President Trump’s pro-growth policies including lower taxes, deregulation and infrastructure spending.

•	The reflation trade in the United States continued to gain steam in the first quarter of 2017. Macro data highlighted continued economic growth and a strengthening labor market, which supported the Fed’s decision to increase the federal funds rate by 25 basis points (0.25%) in March and again in June, marking three consecutive quarterly rate hikes. The Fed’s summary of economic projections indicated that they will maintain a gradual pace of tightening should current economic trends continue.

•

Expectations of the new administration’s policies also boosted market sentiment, sending several U.S. equity indices to record highs. The inauguration of President Trump in late January stoked risk-on appetite, as pledges of tax relief and increased fiscal spending were supportive of cyclical stocks. However, the final weeks of the second quarter of 2017 saw some profit taking as investor optimism waned after the failed attempt to repeal the Affordable Care Act called into question whether the new administration will be able to push through further reforms in 2017. Despite these setbacks, U.S. equities finished the quarter strong and the 10-year Treasury yield added 31 basis points in the quarter.

•

Political risk was a headwind to U.S. equities. President Trump’s firing of FBI Director James Comey on May 9 and the subsequent developments regarding the investigation of pre-election correspondence between Trump administration members and Russian officials was an enduring source of negative market sentiment.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the Russell 3000® Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

12	BLACKROCK FUNDS	JULY 31, 2017

iShares Total U.S. Stock Market Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.

[2]	The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Russell 3000® Index.

[3]	An index that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

[4]	Commencement of operations.

Performance Summary for the Period Ended July 31, 2017

	6 Month Total Returns	Average Annual Total Returns[5]
		1 Year	Since Inception[6]
Institutional	8.90%	16.03%	10.96%
Investor A	8.79	15.71	10.71
Class K	8.91	16.05	10.99
Russell 3000® Index	8.94	16.14	10.90

[5]	See “About Fund Performance” on page 16 for a detailed description of share classes, including any related fees.

[6]	The Fund commenced operations on August 13, 2015.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During the Period[7]	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,089.00	$0.21	$1,000.00	$1,024.73	$0.20	0.04%
Investor A	$1,000.00	$1,087.90	$1.51	$1,000.00	$1,023.49	$1.46	0.29%
Class K	$1,000.00	$1,089.10	$0.10	$1,000.00	$1,024.83	$0.10	0.02%

[7]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 16 for further information on how expenses were calculated.

BLACKROCK FUNDS	JULY 31, 2017	13

Portfolio Information as of July 31, 2017

iShares MSCI Asia ex Japan Index Fund

Ten Largest Holdings	Percent of Net Assets
Tencent Holdings Ltd.	5%
Samsung Electronics Co. Ltd.	5
Alibaba Group Holding Ltd. — ADR	4
Taiwan Semiconductor Manufacturing Co. Ltd.	4
iShares MSCI India ETF	3
AIA Group Ltd.	2
China Construction Bank Corp.	2
China Mobile Ltd.	2
Baidu, Inc. — ADR	1
Hon Hai Precision Industry Co. Ltd.	1

Geographic Allocation	Percent of Net Assets
China	28%
South Korea	18
Hong Kong	15
Taiwan	14
India	7
Singapore	4
United States	4
Indonesia	3
Malaysia	3
Thailand	2
Other[1]	1
Short-Term Securities	2
Liabilities in Excess of Other Assets	(1)

[1]	Other includes a 1% or less investment in each of the following countries: Philippines and Pakistan.

iShares MSCI Developed World Index Fund

Ten Largest Holdings	Percent of Net Assets
Apple, Inc.	2%
Alphabet, Inc.	1
Microsoft Corp.	1
Amazon.com, Inc.	1
Facebook, Inc.	1
Johnson & Johnson	1
Exxon Mobil Corp.	1
JPMorgan Chase & Co.	1
Nestle SA, Registered Shares	1
Wells Fargo & Co.	1

Geographic Allocation	Percent of Net Assets[1]
United States	58%
Japan	9
United Kingdom	6
France	4
Germany	4
Canada	4
Switzerland	3
Australia	3
Netherlands	2
Other[1]	7
Short-Term Securities	1
Liabilities in Excess of Other Assets	(1)

[1]

Other includes a 1% or less investment in each of the following countries: Spain, Hong Kong, Sweden, Singapore, Italy, Denmark, Ireland, Belgium, Finland, Norway, Israel, Austria, Luxembourg, New Zealand, Portugal, Argentina, Bermuda, Mexico and United Arab Emirates.

iShares Russell Mid-Cap Index Fund*

Sector Allocation	Percent of Net Assets
Information Technology	15%
Financials	14
Consumer Discretionary	14
Industrials	13
Health Care	10
Real Estate	10
Utilities	6
Materials	6
Energy	5
Consumer Staples	4
Short-Term Securities	15
Telecommunication Services	1
Liabilities in Excess of Other Assets	(13)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

*	Ten largest holdings have not been included as the Fund does not hold any position in excess of 1% of Net Assets.

14	BLACKROCK FUNDS	JULY 31, 2017

Portfolio Information (concluded)

iShares Russell Small/Mid-Cap Index Fund*

Sector Allocation	Percent of Net Assets
Financials	17%
Information Technology	16
Industrials	15
Consumer Discretionary	12
Health Care	12
Real Estate	10
Materials	6
Energy	4
Utilities	4
Consumer Staples	3
Telecommunication Services	1
Short-Term Securities	14
Liabilities in Excess of Other Assets	(14)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

*	Ten largest holdings have not been included as the Fund does not hold any position in excess of 1% of Net Assets.

iShares Total U.S. Stock Market Index Fund

Ten Largest Holdings	Percent of Net Assets
Apple, Inc.	3%
Alphabet, Inc.	2
Microsoft Corp.	2
Facebook, Inc.	2
Amazon.com, Inc.	2
Johnson & Johnson	1
Exxon Mobil Corp.	1
Berkshire Hathaway, Inc.	1
JPMorgan Chase & Co.	1
Wells Fargo & Co.	1

Sector Allocation	Percent of Net Assets
Information Technology	22%
Financials	15
Health Care	14
Consumer Discretionary	12
Industrials	10
Consumer Staples	8
Energy	5
Real Estate	4
Materials	3
Utilities	3
Telecommunication Services	2
Short-Term Securities	4
Liabilities in Excess of Other Assets	(2)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK FUNDS	JULY 31, 2017	15

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to November 30, 2015, Class K Shares of iShares MSCI Asia ex Japan Index Fund and iShares MSCI Developed World Index Fund performance results are those of Institutional Shares of iShares MSCI Asia ex Japan Index Fund and iShares MSCI Developed World Index Fund, respectively, restated to reflect Class K Share fees.

•

Investor A Shares (available only in iShares Russell Mid-Cap Index Fund, iShares Russell Small/Mid-Cap Index Fund and iShares Total U.S. Stock Market Index Fund) are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries. Prior to November 30, 2015, Investor A Shares of iShares Russell Mid-Cap Index Fund performance results are those of Institutional Shares restated to reflect Investor A Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the perform-

ance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Funds’ expenses. Without such waiver and/or reimbursement, the Funds’ performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other fund expenses. The expense examples shown on the previous pages (which are based on a hypothetical investment of $1,000 invested on February 1, 2017 and held through July 31, 2017) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

16	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments July 31, 2017	iShares MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
China — 28.4%
3SBio, Inc. (a)(b)	16,000	$20,059
58.com, Inc. — ADR (b)	3,365	171,783
AAC Technologies Holdings, Inc.	18,000	241,806
Agricultural Bank of China Ltd., Class H	683,999	319,047
Air China Ltd., Class H	48,000	43,290
Alibaba Group Holding Ltd. — ADR (b)	28,833	4,467,673
Aluminum Corp. of China Ltd., Class H (b)	58,000	36,338
Anhui Conch Cement Co. Ltd., Class H	39,500	145,925
ANTA Sports Products Ltd. (c)	26,000	89,136
Autohome, Inc. — ADR (b)	3,256	158,502
AviChina Industry & Technology Co. Ltd., Class H	34,000	20,832
Baidu, Inc.- ADR (b)	7,134	1,614,781
Bank of China Ltd., Class H	2,031,999	999,363
Bank of Communications Co. Ltd., Class H	221,999	164,211
Beijing Capital International Airport Co. Ltd., Class H	54,000	84,986
Brilliance China Automotive Holdings Ltd.	72,000	182,161
Byd Co. Ltd., Class H	11,000	68,464
CGN Power Co. Ltd., Class H (a)	119,000	32,567
China Cinda Asset Management Co. Ltd., Class H	131,000	54,431
China CITIC Bank Corp. Ltd., Class H	240,999	156,213
China Coal Energy Co. Ltd., Class H	30,000	14,809
China Communications Construction Co. Ltd., Class H	118,000	157,162
China Communications Services Corp. Ltd., Class H	40,000	21,727
China Conch Venture Holdings Ltd.	33,000	61,314
China Construction Bank Corp., Class H	2,156,999	1,790,988
China Everbright Bank Co. Ltd., Class H	33,000	16,000
China Evergrande Group (b)(c)	125,000	347,648
China Galaxy Securities Co. Ltd., Class H	91,500	80,582
China Huarong Asset Management Co. Ltd., Class H (a)	106,983	43,813
China Huishan Dairy Holdings Co. Ltd. (d)	143,999	—
China Life Insurance Co. Ltd., Class H	193,999	613,128
China Longyuan Power Group Corp. Ltd., Class H	60,000	43,880
China Medical System Holdings Ltd.	37,000	63,120
China Mengniu Dairy Co. Ltd. (b)	76,000	147,912
China Merchants Bank Co., Class H	97,500	320,145
China Minsheng Banking Corp. Ltd., Class H	100,000	100,501
China National Building Material Co. Ltd., Class H	64,000	39,042
China Oilfield Services Ltd., Class H	34,000	28,968
China Overseas Land & Investment Ltd.	108,000	365,881
China Pacific Insurance Group Co. Ltd., Class H	70,000	308,434
China Petroleum & Chemical Corp., Class H	661,999	501,841
China Railway Construction Corp. Ltd., Class H	33,500	44,214
China Railway Group Ltd., Class H	71,000	56,420
China Resources Gas Group Ltd. (c)	16,000	60,595
China Shenhua Energy Co. Ltd., Class H	90,000	223,868
China Southern Airlines Co. Ltd., Class H	44,000	33,491
China Telecom Corp. Ltd., Class H	357,999	170,169
China Unicom Hong Kong Ltd. (b)	175,999	255,081
China Vanke Co. Ltd., Class H	22,000	64,821
Chongqing Changan Automobile Co. Ltd., Class B	13,000	17,243
Chongqing Rural Commercial Bank, Co. Ltd., Class H	56,000	41,261
CITIC Securities Co. Ltd., Class H	62,500	126,716
CNOOC Ltd.	492,999	551,797
Country Garden Holdings Co. Ltd.	157,999	220,592
CSPC Pharmaceutical Group Ltd.	128,000	199,466
CSR Corp. Ltd., Class H	111,000	99,086
Ctrip.com International Ltd. — ADR (b)(c)	10,297	615,040
Dongfeng Motor Group Co. Ltd., Class H	50,000	61,198

Common Stocks	Shares	Value
China (continued)
Far East Horizon Ltd.	36,000	$30,671
Fosun International Ltd.	78,000	118,106
Fuyao Glass Industry Group Co., Ltd. (a)	9,200	31,316
GF Securities Co. Ltd., Class H	21,400	43,110
Great Wall Motor Co. Ltd., Class H	70,500	90,294
Guangzhou Automobile Group Co. Ltd., Class H	46,000	98,850
Guangzhou R&F Properties Co. Ltd., Class H	14,800	26,424
Haitian International Holdings Ltd.	14,000	40,106
Haitong Securities Co. Ltd., Class H	86,800	138,240
Hengan International Group Co. Ltd. (c)	25,000	190,628
Huaneng Power International, Inc., Class H	128,000	90,226
Huaneng Renewables Corp. Ltd., Class H	48,000	14,612
Huatai Securities Co. Ltd., Class H (a)	32,600	65,410
Industrial & Commercial Bank of China Ltd., Class H	1,877,999	1,312,266
JD.com, Inc. — ADR (b)(c)	17,724	800,593
Jiangsu Expressway Co. Ltd., Class H	30,000	43,526
Jiangxi Copper Co. Ltd., Class H	14,000	25,520
Kingsoft Corp. Ltd.	13,000	34,197
Lenovo Group Ltd.	221,999	137,317
Longfor Properties Co. Ltd.	33,500	84,072
Minth Group, Ltd.	16,000	73,672
Momo, Inc., ADR (b)	4,533	199,135
NetEase, Inc. — ADR	2,174	676,723
New China Life Insurance Co. Ltd., Class H	24,900	160,477
New Oriental Education & Technology Group, Inc. — ADR (b)	4,080	325,013
People’s Insurance Co. Group of China Ltd., Class H	118,000	54,913
PetroChina Co. Ltd., Class H	569,999	366,715
PICC Property & Casualty Co. Ltd., Class H	122,000	226,964
Ping An Insurance Group Co. of China Ltd., Class H	138,499	1,025,193
Semiconductor Manufacturing International Corp. (b)	86,800	95,149
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	40,000	32,234
Shanghai Electric Group Co. Ltd., Class H (b)	32,000	14,859
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	21,000	76,862
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	24,880	39,808
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	13,400	35,482
Shenzhou International Group Holdings Ltd. (c)	18,000	120,243
Sihuan Pharmaceutical Holdings Group Ltd.	68,000	28,614
SINA Corp. (b)	1,924	182,414
Sino-Ocean Land Holdings Ltd.	46,500	25,984
Sinopec Engineering Group Co. Ltd., Class H	25,000	22,434
Sinopec Shanghai Petrochemical Co. Ltd., Class H	64,000	36,369
Sinopharm Group Co. Ltd., Class H	36,000	150,677
SOHO China Ltd. (b)	105,000	57,200
Sunac China Holdings Ltd. (c)	47,000	125,030
Sunny Optical Technology Group Co. Ltd.	20,000	237,679
TAL Education Group — ADR	1,583	248,167
Tencent Holdings Ltd.	146,399	5,843,404
Tingyi Cayman Islands Holding Corp.	52,000	66,211
TravelSky Technology Ltd.,Class H	21,000	55,605
Tsingtao Brewery Co. Ltd., Class H	10,000	42,843
Vipshop Holdings Ltd. — ADR (b)	12,691	156,099
Want Want China Holdings Ltd.	126,000	85,093
Weibo Corp. — ADR (b)	1,557	119,811
Weichai Power Co. Ltd., Class H	32,000	30,799
Yanzhou Coal Mining Co. Ltd., Class H	40,000	39,347
YY, Inc. — ADR (b)	1,618	115,687

Portfolio Abbreviations

ADR	American Depositary Receipts
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipts
REIT	Real Estate Investment Trust

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	17

Schedule of Investments (continued)	iShares MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
China (continued)
Zhejiang Expressway Co. Ltd., Class H	40,000	$49,901
Zhuzhou CRRC Times Electric Co. Ltd.	11,900	56,614
Zijin Mining Group Co. Ltd., Class H	66,000	23,933
ZTE Corp., Class H (b)	15,200	39,034

		31,757,396
Hong Kong — 15.3%
AIA Group Ltd.	308,199	2,424,149
Alibaba Health Information Technology Ltd. (b)	70,000	33,252
Alibaba Pictures Group Ltd. (b)	299,999	50,676
ASM Pacific Technology Ltd.	8,000	103,390
Bank of East Asia Ltd.	36,800	157,418
Beijing Enterprises Holdings Ltd.	9,500	50,417
Beijing Enterprises Water Group Ltd. (b)	95,999	79,660
BOC Hong Kong Holdings Ltd.	96,999	476,898
Cheung Kong Property Holdings Ltd.	68,000	549,904
China Everbright International Ltd.	54,000	70,417
China Everbright Ltd.	28,000	63,766
China Gas Holdings Ltd.	44,000	106,468
China Jinmao Holdings Group Ltd.	103,999	48,275
China Merchants Port Holdings Co. Ltd.	39,264	123,263
China Mobile Ltd.	158,499	1,694,230
China Power International Development Ltd.	42,000	14,397
China Resources Beer Holdings Co. Ltd.	36,000	90,904
China Resources Land Ltd.	74,000	237,459
China Resources Power Holdings Co. Ltd.	48,000	91,398
China State Construction International Holdings Ltd.	42,000	67,763
China Taiping Insurance Holdings Co. Ltd.	39,400	118,309
CITIC Ltd.	162,999	247,659
CK Hutchison Holdings Ltd.	68,000	894,820
CK Infrastructure Holdings Ltd.	18,000	167,772
CLP Holdings Ltd.	39,500	420,878
COSCO SHIPPING Ports Ltd.	38,000	46,481
ENN Energy Holdings Ltd.	22,000	149,355
First Pacific Co. Ltd.	44,000	32,929
Fullshare Holdings Ltd. (b)	127,499	50,923
Galaxy Entertainment Group Ltd.	61,000	376,620
GCL-Poly Energy Holdings Ltd. (b)	422,999	44,900
Geely Automobile Holdings Ltd.	139,999	323,278
GOME Electrical Appliances Holding Ltd. (c)	467,999	56,280
Guangdong Investment Ltd.	56,000	78,805
Haier Electronics Group Co. Ltd. (b)	32,000	82,399
Hang Lung Group Ltd.	19,000	72,171
Hang Lung Properties Ltd.	48,000	119,380
Hang Seng Bank Ltd.	18,900	410,897
Henderson Land Development Co. Ltd.	33,550	193,910
HK Electric Investments & HK Electric Investments Ltd. (a)	61,500	58,325
HKT Trust & HKT Ltd. (e)	107,999	141,589
Hong Kong & China Gas Co. Ltd.	206,139	389,616
Hong Kong Exchanges & Clearing Ltd.	29,200	831,856
Hongkong Land Holdings Ltd.	36,200	272,024
Hysan Development Co. Ltd.	11,000	53,193
Jardine Matheson Holdings Ltd.	6,100	389,113
Jardine Strategic Holdings Ltd.	6,700	273,204
Kerry Properties Ltd.	11,000	38,547
Kunlun Energy Co. Ltd.	64,000	63,800
Li & Fung Ltd.	177,999	65,114
Link REIT	58,500	474,940
Melco Resorts & Entertainment Ltd. — ADR	8,504	171,781
MGM China Holdings Ltd.	17,200	33,842
MTR Corp. Ltd.	45,000	259,856
New World Development Co. Ltd.	159,999	216,071
Nine Dragons Paper Holdings Ltd.	39,000	58,025
NWS Holdings Ltd.	34,321	65,659
PCCW Ltd.	147,999	83,232
Power Assets Holdings Ltd.	35,500	351,619

Common Stocks	Shares	Value
Hong Kong (continued)
Sands China Ltd. (c)	65,600	$303,826
Shanghai Industrial Holdings Ltd.	6,000	17,339
Shangri-La Asia Ltd.	24,000	38,976
Shimao Property Holdings Ltd.	31,500	62,749
Sino Land Co. Ltd.	68,000	112,150
SJM Holdings Ltd.	44,000	43,988
Sun Art Retail Group Ltd.	54,000	43,972
Sun Hung Kai Properties Ltd.	37,000	572,473
Swire Pacific Ltd., Class A	14,000	139,498
Swire Properties Ltd.	20,200	69,781
Techtronic Industries Co. Ltd.	36,000	159,959
WH Group Ltd. (a)	232,499	218,002
Wharf Holdings Ltd.	32,000	271,989
Wheelock & Co. Ltd.	18,000	135,639
Wynn Macau Ltd.	47,200	101,980
Yue Yuen Industrial Holdings Ltd.	18,000	74,316

		17,079,913
India — 6.9%
Axis Bank Ltd. — GDR	6,149	247,266
Dr. Reddy’s Laboratories Ltd. — ADR	12,722	465,534
GAIL India Ltd. — GDR	17,896	628,185
ICICI Bank Ltd. — ADR	93,803	873,324
Infosys Ltd. — ADR	59,144	934,507
Larsen & Toubro Ltd. — GDR	40,102	729,358
Mahindra & Mahindra Ltd. — GDR	28,356	611,673
Reliance Industries Ltd. — GDR (a)	18,072	896,421
State Bank of India — GDR	13,422	648,208
Tata Motors Ltd. — ADR	13,303	458,190
Vedanta Ltd. — ADR	33,849	595,760
Wipro Ltd. — ADR	106,498	654,975

		7,743,401
Indonesia — 2.7%
Adaro Energy Tbk PT	262,399	35,143
AKR Corporindo Tbk PT	20,000	10,357
Astra International Tbk PT	538,799	322,389
Bank Central Asia Tbk PT	287,099	403,102
Bank Danamon Indonesia Tbk PT	69,200	29,591
Bank Mandiri Persero Tbk PT	258,999	265,107
Bank Negara Indonesia Persero Tbk PT	220,199	123,029
Bank Rakyat Indonesia Persero Tbk PT	301,499	334,053
Bumi Serpong Damai Tbk PT	110,900	14,896
Charoen Pokphand Indonesia Tbk PT	121,499	24,333
Gudang Garam Tbk PT	8,700	49,708
Hanjaya Mandala Sampoerna Tbk PT	369,399	98,422
Indocement Tunggal Prakarsa Tbk PT	32,000	42,004
Indofood CBP Sukses Makmur Tbk PT	65,200	40,848
Indofood Sukses Makmur Tbk PT	152,199	95,659
Jasa Marga Persero Tbk PT	116,898	51,324
Kalbe Farma Tbk PT	387,999	50,496
Lippo Karawaci Tbk PT	216,499	11,616
Matahari Department Store Tbk PT	56,800	54,000
Media Nusantara Citra Tbk PT	50,200	6,777
Pakuwon Jati Tbk PT	289,799	15,437
Perusahaan Gas Negara Persero Tbk PT	128,099	21,630
Semen Indonesia Persero Tbk PT	93,300	69,638
Summarecon Agung Tbk PT	127,499	9,374
Surya Citra Media Tbk PT	101,300	17,941
Telekomunikasi Indonesia Persero Tbk PT	1,406,599	494,376
Tower Bersama Infrastructure Tbk PT	27,800	14,064
Unilever Indonesia Tbk PT	52,900	194,345
United Tractors Tbk PT	54,500	123,120
Waskita Karya Persero Tbk PT	126,099	22,614
XL Axiata Tbk PT (b)	57,500	14,502

		3,059,895

See Notes to Financial Statements.

18	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
Malaysia — 2.6%
AirAsia Bhd	26,700	$20,131
Alliance Financial Group Bhd	15,500	14,231
AMMB Holdings Bhd	35,800	41,373
Astro Malaysia Holdings Bhd	46,999	28,322
Axiata Group Bhd	33,600	36,334
British American Tobacco Malaysia Bhd	3,200	32,886
CIMB Group Holdings Bhd	104,199	159,378
Dialog Group Bhd	65,199	29,392
DiGi.Com Bhd	102,099	114,464
Felda Global Ventures Holdings Bhd	17,800	6,778
Gamuda Bhd	72,799	90,118
Genting Bhd	39,200	88,992
Genting Malaysia Bhd	42,099	58,941
Genting Plantations Bhd	16,800	42,064
HAP Seng Consolidated Bhd	16,500	35,024
Hartalega Holdings Bhd	21,100	34,852
Hong Leong Bank Bhd	11,100	40,692
IHH Healthcare Bhd	89,099	122,835
IJM Corp. Bhd	72,599	58,831
IOI Corp. Bhd	54,499	56,878
Kuala Lumpur Kepong Bhd	20,800	120,444
Malayan Banking Bhd	112,599	250,894
Malaysia Airports Holdings Bhd	33,800	69,076
Maxis Bhd	68,899	90,932
MISC Bhd	12,900	22,250
Petronas Chemicals Group Bhd	89,799	145,887
Petronas Dagangan Bhd	10,200	56,657
Petronas Gas Bhd	10,100	44,195
PPB Group Bhd	12,400	48,830
Public Bank Bhd	73,199	346,742
Sapura Energy Bhd	74,999	26,986
Sime Darby Bhd	82,999	183,188
Telekom Malaysia Bhd	29,000	43,078
Tenaga Nasional Bhd	92,499	304,976
UMW Holdings Bhd (b)	2,800	3,813
Westports Holdings Bhd	24,500	21,344
YTL Corp. Bhd	48,399	15,823

		2,907,631
Pakistan — 0.1%
Engro Corp. Ltd.	5,213	16,091
Habib Bank Ltd.	10,097	22,640
Lucky Cement Ltd.	3,621	24,332
MCB Bank Ltd.	10,997	21,560
Oil & Gas Development Co. Ltd.	16,797	24,943
United Bank Ltd.	14,597	28,820

		138,386
Philippines — 1.3%
Aboitiz Equity Ventures, Inc.	40,639	61,184
Aboitiz Power Corp.	34,699	26,819
Alliance Global Group, Inc.	67,699	19,260
Ayala Corp.	7,910	135,513
Ayala Land, Inc.	216,399	180,100
Bank of the Philippine Islands	17,189	35,634
BDO Unibank, Inc.	60,659	151,265
DMCI Holdings, Inc.	106,299	33,917
Energy Development Corp.	155,899	18,445
Globe Telecom, Inc.	905	37,950
GT Capital Holdings, Inc.	1,580	37,996
International Container Terminal Services, Inc.	8,300	17,564
JG Summit Holdings, Inc.	65,449	103,117
Jollibee Foods Corp.	10,699	47,679
Megaworld Corp.	172,999	16,456
Metro Pacific Investments Corp.	320,999	43,184
Metropolitan Bank & Trust Co.	15,449	26,644
PLDT, Inc.	2,145	69,592

Common Stocks	Shares	Value
Philippines (continued)
Robinsons Land Corp.	63,099	$32,150
Security Bank Corp.	4,800	22,253
SM Investments Corp.	8,395	134,252
SM Prime Holdings, Inc.	214,499	148,424
Universal Robina Corp.	20,069	64,018

		1,463,416
Singapore — 4.4%
Ascendas Real Estate Investment Trust	89,090	177,363
CapitaLand Commercial Trust Ltd.	80,199	101,742
CapitaLand Ltd.	83,899	228,236
CapitaLand Mall Trust	97,499	144,536
City Developments Ltd.	13,300	110,399
ComfortDelGro Corp. Ltd. (c)	68,499	116,711
DBS Group Holdings Ltd.	44,399	708,341
Genting Singapore PLC	173,499	149,070
Global Logistic Properties Ltd. (c)	83,399	203,549
Golden Agri-Resources Ltd.	128,199	37,329
Hutchison Port Holdings Trust	123,899	58,816
Jardine Cycle & Carriage Ltd.	2,444	72,775
Keppel Corp. Ltd.	37,799	178,763
Oversea-Chinese Banking Corp. Ltd.	78,699	659,141
SATS Ltd.	26,700	95,129
SembCorp Industries Ltd.	10,300	24,530
Singapore Airlines Ltd.	9,200	70,505
Singapore Exchange Ltd.	20,200	112,743
Singapore Technologies Engineering Ltd.	27,100	75,355
Singapore Telecommunications Ltd.	218,999	641,064
StarHub Ltd.	20,500	41,289
Suntec Real Estate Investment Trust	98,899	138,651
United Overseas Bank Ltd.	31,640	559,906
UOL Group Ltd.	7,500	43,638
Wilmar International Ltd.	56,099	138,105
Yangzijiang Shipbuilding Holdings Ltd.	48,999	51,129

		4,938,815
South Korea — 17.4%
Amorepacific Corp.	973	246,522
Amorepacific Corp., Preference Shares	204	32,358
Amorepacific Group	996	108,106
BGF Retail Co. Ltd.	542	44,730
BNK Financial Group, Inc.	8,180	82,665
Celltrion, Inc. (b)	2,359	228,627
Cheil Worldwide, Inc.	2,042	37,133
CJ CheilJedang Corp.	296	97,831
CJ Corp.	441	76,443
CJ E&M Corp.	407	27,154
CJ Korea Express Corp. (b)	360	59,971
Coway Co. Ltd.	1,344	118,987
Daelim Industrial Co. Ltd.	700	57,363
Daewoo Engineering & Construction Co. Ltd. (b)	1,719	12,590
Daewoo Securities Co. Ltd.	10,839	105,153
DGB Financial Group, Inc.	4,250	45,412
Dongbu Insurance Co. Ltd.	1,246	89,180
Dongsuh Cos., Inc.	1,249	32,989
Doosan Bobcat, Inc.	908	28,717
Doosan Heavy Industries & Construction Co. Ltd.	883	16,258
E-Mart, Inc.	573	130,076
GS Engineering & Construction Corp. (b)	1,141	32,445
GS Holdings Corp.	1,618	109,065
GSretail Co. Ltd.	610	26,374
Hana Financial Group, Inc.	7,715	352,059
Hankook Tire Co. Ltd.	1,661	92,822
Hanmi Pharm Co. Ltd. (b)	127	41,749
Hanmi Science Co. Ltd. (b)	348	25,901
Hanon Systems	4,187	38,330
Hanssem Co. Ltd.	218	34,282

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	19

Schedule of Investments (continued)	iShares MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
South Korea (continued)
Hanwha Chemical Corp.	3,153	$95,036
Hanwha Corp.	866	37,877
Hanwha Life Insurance Co. Ltd.	3,268	22,050
Hotel Shilla Co. Ltd.	642	37,234
Hyosung Corp.	504	75,449
Hyundai Department Store Co. Ltd.	610	60,518
Hyundai Development Co-Engineering & Construction	1,516	57,746
Hyundai Engineering & Construction Co. Ltd.	1,785	72,190
Hyundai Glovis Co. Ltd.	630	88,400
Hyundai Heavy Industries Co. Ltd. (b)	857	133,533
Hyundai Marine & Fire Insurance Co. Ltd.	1,573	63,818
Hyundai Mobis Co. Ltd.	1,734	381,076
Hyundai Motor Co.	4,215	545,785
Hyundai Motor Co., Preference Shares	226	20,392
Hyundai Motor Co., Second Preference Shares	762	72,143
Hyundai Robotics Co. Ltd. (b)	150	59,046
Hyundai Steel Co.	1,653	92,546
Hyundai Wia Corp.	410	25,287
Industrial Bank of Korea	5,479	75,701
Kakao Corp.	617	66,092
Kangwon Land, Inc.	3,081	101,896
KB Financial Group, Inc.	9,982	530,798
KCC Corp.	124	48,327
KEPCO Plant Service & Engineering Co. Ltd.	482	19,380
Kia Motors Corp.	7,104	232,169
Korea Aerospace Industries Ltd.	1,715	79,330
Korea Electric Power Corp.	6,453	257,308
Korea Gas Corp. (b)	526	23,595
Korea Investment Holdings Co. Ltd.	950	60,446
Korea Zinc Co. Ltd.	112	49,376
Korean Air Lines Co. Ltd. (b)	1,600	50,809
KT Corp.	267	8,302
KT&G Corp.	2,933	298,752
Kumho Petrochemical Co. Ltd.	370	24,944
LG Chem Ltd.	1,340	392,856
LG Chem Ltd., Preference Shares	47	9,634
LG Corp.	2,691	181,286
LG Display Co. Ltd.	6,345	179,069
LG Electronics, Inc.	3,127	187,447
LG Household & Health Care Ltd.	305	248,327
LG Innotek Co. Ltd.	294	39,371
LG Uplus Corp.	3,934	58,484
Lotte Chemical Corp.	459	151,119
Lotte Chilsung Beverage Co. Ltd.	6	31,738
Lotte Confectionery Co. Ltd.	173	31,464
Lotte Shopping Co. Ltd.	270	63,422
Medy-Tox, Inc.	106	55,983
NAVER Corp.	681	488,976
NCSoft Corp.	441	142,243
Netmarble Games Corp. (a)(b)	294	37,569
NH Investment & Securities Co. Ltd.	4,203	53,176
OCI Co. Ltd.	289	23,838
Orion Corp/Republic of Korea (b)	473	34,702
Ottogi Corp.	34	23,790
Pan Ocean Co. Ltd. (b)	3,721	19,374
POSCO	1,807	539,958
Posco Daewoo Corp.	651	13,670
S-1 Corp.	496	40,869
S-Oil Corp.	1,356	141,252
Samsung Biologics Co. Ltd. (a)(b)	624	151,685
Samsung C&T Corp.	2,101	260,912
Samsung Card Co. Ltd.	532	18,866
Samsung Electro-Mechanics Co. Ltd.	1,647	137,546
Samsung Electronics Co. Ltd.	2,537	5,455,765
Samsung Electronics Co. Ltd., Preference Shares	455	784,504
Samsung Fire & Marine Insurance Co. Ltd.	867	226,195
Samsung Heavy Industries Co. Ltd. (b)	7,620	76,267

Common Stocks	Shares	Value
South Korea (continued)
Samsung Life Insurance Co. Ltd.	1,891	$212,067
Samsung SDI Co. Ltd.	1,434	215,483
Samsung SDS Co. Ltd.	801	127,975
Samsung Securities Co. Ltd.	2,136	77,426
Samsung Techwin Co. Ltd. (b)	966	34,476
Shinhan Financial Group Co. Ltd.	10,725	509,774
Shinsegae Co. Ltd.	156	33,153
SK Holdings Co. Ltd.	934	226,536
SK Hynix, Inc.	14,636	860,544
SK Innovation Co. Ltd.	1,793	282,982
SK Networks Co. Ltd.	2,600	14,708
SK Telecom Co. Ltd.	730	180,494
Woori Bank	7,149	122,115
Yuhan Corp.	202	42,696

		19,540,429
Taiwan — 13.7%
Acer, Inc. (b)	64,000	31,449
Advanced Semiconductor Engineering, Inc.	163,904	219,900
Advantech Co. Ltd.	6,599	49,918
Asia Cement Corp.	40,000	35,352
Asia Pacific Telecom Co. Ltd. (b)	41,000	14,531
Asustek Computer, Inc.	18,000	167,406
AU Optronics Corp.	246,999	99,992
Catcher Technology Co. Ltd.	18,000	206,872
Cathay Financial Holding Co. Ltd.	213,999	348,688
Chailease Holding Co. Ltd.	44,200	127,064
Chang Hwa Commercial Bank Ltd.	140,220	82,201
Cheng Shin Rubber Industry Co. Ltd.	43,000	86,975
Chicony Electronics Co. Ltd.	11,085	28,522
China Airlines Ltd.	51,000	15,673
China Development Financial Holding Corp.	377,999	114,009
China Life Insurance Co. Ltd.	120,160	127,135
China Steel Corp.	287,999	236,480
Chunghwa Telecom Co. Ltd.	109,000	368,442
Compal Electronics, Inc.	54,000	35,864
CTBC Financial Holding Co. Ltd.	480,965	309,005
Delta Electronics, Inc.	52,000	276,307
E.Sun Financial Holding Co. Ltd.	260,059	165,788
Eclat Textile Co. Ltd.	4,080	46,973
Eva Airways Corp.	61,550	29,827
Evergreen Marine Corp. Taiwan Ltd. (b)	42,150	23,097
Far Eastern New Century Corp.	32,320	26,600
Far EasTone Telecommunications Co. Ltd.	40,000	96,705
Feng TAY Enterprise Co. Ltd.	8,307	35,628
First Financial Holding Co. Ltd.	292,188	197,353
Formosa Chemicals & Fibre Corp.	90,000	271,162
Formosa Petrochemical Corp.	41,000	143,931
Formosa Plastics Corp.	117,000	350,892
Formosa Taffeta Co. Ltd.	4,000	3,961
Foxconn Technology Co. Ltd.	30,090	90,471
Fubon Financial Holding Co. Ltd.	179,999	279,622
Giant Manufacturing Co. Ltd.	7,000	34,553
Globalwafers Co. Ltd.	5,000	39,362
Highwealth Construction Corp.	16,900	27,981
Hiwin Technologies Corp.	4,050	29,407
Hon Hai Precision Industry Co. Ltd.	393,799	1,531,518
Hotai Motor Co. Ltd.	5,000	60,758
HTC Corp. (b)	16,000	37,977
Hua Nan Financial Holdings Co. Ltd.	216,962	126,809
Innolux Corp.	249,999	121,952
Inventec Co. Ltd.	40,000	31,953
Largan Precision Co. Ltd.	2,450	447,025
Lite-On Technology Corp.	45,110	73,007
MediaTek, Inc.	42,000	369,722
Mega Financial Holding Co. Ltd.	271,999	230,207
Merida Industry Co. Ltd.	4,000	19,137

See Notes to Financial Statements.

20	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
Taiwan (continued)
Micro-Star International Co. Ltd.	12,000	$31,089
Nan Ya Plastics Corp.	134,000	337,265
Nanya Technology Corp.	15,000	30,933
Nien Made Enterprise Co. Ltd.	4,000	48,812
Novatek Microelectronics Corp.	20,000	76,053
OBI Pharma, Inc. (b)	2,000	14,233
Pegatron Corp.	49,000	159,814
Phison Electronics Corp.	5,000	69,460
Pou Chen Corp.	40,000	54,035
Powertech Technology, Inc.	15,000	48,606
President Chain Store Corp.	19,000	161,001
Quanta Computer, Inc.	64,000	151,741
Realtek Semiconductor Corp.	9,000	33,677
Ruentex Development Co. Ltd. (b)	13,536	14,660
Ruentex Industries Ltd.	10,000	14,840
Shin Kong Financial Holding Co. Ltd.	127,755	34,152
Siliconware Precision Industries Co.	38,302	63,075
Sino Biopharmaceutical Ltd.	111,000	97,994
SinoPac Financial Holdings Co. Ltd.	290,726	91,158
Standard Foods Corp.	32,663	86,968
Synnex Technology International Corp.	24,350	27,076
TaiMed Biologics, Inc. (b)	3,000	21,934
Taishin Financial Holding Co. Ltd.	268,025	126,042
Taiwan Business Bank	71,419	20,269
Taiwan Cement Corp.	91,000	105,466
Taiwan Cooperative Financial Holding Co. Ltd.	146,322	79,958
Taiwan Fertilizer Co. Ltd.	13,000	17,653
Taiwan High Speed Rail Corp.	26,000	22,435
Taiwan Mobile Co. Ltd.	54,000	193,259
Taiwan Semiconductor Manufacturing Co. Ltd.	631,999	4,467,544
Teco Electric and Machinery Co. Ltd.	21,000	19,777
Transcend Information, Inc.	6,000	17,768
Uni-President Enterprises Corp.	142,840	273,373
United Microelectronics Corp.	255,999	117,501
Vanguard International Semiconductor Corp.	22,000	41,185
Wistron Corp.	81,553	82,299
WPG Holdings Ltd.	28,000	39,212
Yuanta Financial Holding Co. Ltd.	271,864	116,540
Yulon Motor Co. Ltd.	6,000	5,242
Zhen Ding Technology Holding Ltd.	11,000	25,588

		15,364,850
Thailand — 2.4%
Advanced Info Service PCL — NVDR	29,200	162,715
Airports of Thailand PCL — NVDR	88,999	137,803
Bangkok Bank PCL — NVDR	1,400	7,552
Bangkok Bank PCL, Foreign Registered Shares	14,100	78,148
Bangkok Dusit Medical Services PCL — NVDR	79,799	45,787
Bangkok Expressway & Metro PCL	121,299	27,350

Common Stocks	Shares	Value
Thailand (continued)
Banpu PCL — NVDR	33,400	$16,372
BEC World PCL — NVDR	43,099	23,961
Berli Jucker PCL — NVDR	37,600	52,264
BTS Group Holdings PCL — NVDR	192,999	49,898
Bumrungrad Hospital PCL — NVDR	9,700	50,997
Central Pattana PCL — NVDR	31,100	64,959
Charoen Pokphand Foods PCL — NVDR	58,299	43,090
CP ALL PCL — NVDR	119,099	217,556
Delta Electronics Thailand PCL — NVDR	14,300	38,193
Electricity Generating PCL — NVDR	3,000	19,650
Glow Energy PCL — NVDR	12,500	30,422
Home Product Center PCL — NVDR	109,799	32,666
Indorama Ventures PCL — NVDR	33,300	37,247
IRPC PCL — NVDR	125,599	20,761
Kasikornbank PCL — NVDR	12,000	69,425
Kasikornbank PCL, Foreign Registered Shares	38,599	229,631
KCE Electronics PCL — NVDR	15,900	41,312
Krung Thai Bank PCL — NVDR	42,799	23,282
Minor International PCL — NVDR	46,299	58,848
PTT Exploration & Production PCL — NVDR	37,400	98,985
PTT Global Chemical PCL — NVDR	48,999	105,540
PTT PCL — NVDR	25,900	302,070
Robinson PCL — NVDR	12,600	22,067
Siam Cement PCL — NVDR	3,000	45,600
Siam Cement PCL, Foreign Registered Shares	10,800	164,162
Siam Commercial Bank PCL — NVDR	48,199	212,939
Thai Oil PCL — NVDR	13,300	34,284
Thai Union Group PCL — NVDR	53,199	32,454
TMB Bank PCL — NVDR	256,799	18,219
True Corp. PCL — NVDR (b)	202,272	34,347

		2,650,556
United States — 3.6%
iShares MSCI India ETF (f)	105,000	3,607,800
Yum China Holdings, Inc. (b)	10,963	392,652

		4,000,452
Total Long-Term Investments (Cost — $98,254,374) — 98.8%		110,645,140
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.31% (f)(g)(h)	1,708,684	1,709,196
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.99% (f)(g)	311,886	311,886
Total Short-Term Securities (Cost — $2,021,082) — 1.8%		2,021,082
Total Investments (Cost — $100,275,456) — 100.6%		112,666,222
Liabilities in Excess of Other Assets — (0.6)%		(619,359)

Net Assets — 100.0%		$112,046,863

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	21

Schedule of Investments (continued)	iShares MSCI Asia ex Japan Index Fund

(f)	During the year ended July 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Shares Purchased		Shares Sold	Shares Held at July 31, 2017	Value at July 31, 2017	Income		Net Realized Gain[1]	Change in Unrealized Appreciation
BlackRock Cash Funds: Institutional, SL Agency Shares	—	1,708,684	[2]	—	1,708,684	$1,709,196	$217	[4]	—	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	311,886	[2]	—	311,886	311,886	329		$2	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	—		—	—	—	7,326		—	—
BlackRock Premier Government Institutional Fund	15,860	—		(15,860)[3]	—	—	15		—	—
SL Liquidity Series, LLC, Money Market Series	3,553	—		(3,553)[3]	—	—	714	[4]	—	—
iShares MSCI India ETF	—	105,000		—	105,000	3,607,800	13,142		—	$174,350
Total						$5,628,882	$21,743		$2	$174,350

[1] Includes net capital gain distributions.
[2] Represents net shares purchased.
[3] Represents net shares sold.

[4] Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(g)	Current yield as of period end.

(h)	Security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation
Long Contracts
MSCI Emerging Markets E-Mini Index	26	September 2017	$1,384	$57,561

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$57,561	—	—	—	$57,561

[1] Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended July 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$392,526	—	—	—	$392,526

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$55,266	—	—	—	$55,266

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$764,585

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

22	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (concluded)	iShares MSCI Asia ex Japan Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
China	$9,908,472	$21,848,924	—	$31,757,396
Hong Kong	419,838	16,660,075	—	17,079,913
India	5,506,896	2,236,505	—	7,743,401
Indonesia	426,244	2,633,651	—	3,059,895
Malaysia	490,182	2,417,449	—	2,907,631
Pakistan	97,352	41,034	—	138,386
Philippines	237,437	1,225,979	—	1,463,416
Singapore	—	4,938,815	—	4,938,815
South Korea	226,804	19,313,625	—	19,540,429
Taiwan	—	15,364,850	—	15,364,850
Thailand	56,415	2,594,141	—	2,650,556
United States	4,000,452	—	—	4,000,452
Short-Term Securities	2,021,082	—	—	2,021,082

Total	$23,391,174	$89,275,048	—	$112,666,222

Derivative Financial Instruments[1]
Assets:
Equity contracts	$57,561	—	—	$57,561
[1] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended July 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	23

Schedule of Investments July 31, 2017	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 0.0%
MercadoLibre, Inc.	782	$225,545
Australia — 2.6%
AGL Energy Ltd.	11,693	225,484
Alumina Ltd.	41,516	63,058
Amcor Ltd.	21,137	259,466
AMP Ltd.	63,702	274,617
APA Group (a)	21,463	148,069
Aristocrat Leisure Ltd.	8,679	140,742
ASX Ltd.	3,517	147,100
Aurizon Holdings Ltd.	35,412	142,135
AusNet Services	42,147	55,128
Australia & New Zealand Banking Group Ltd.	51,690	1,225,526
Bank of Queensland Ltd.	6,911	66,618
Bendigo & Adelaide Bank Ltd.	7,799	69,371
BHP Billiton Ltd.	58,304	1,214,263
BlueScope Steel Ltd.	9,211	97,034
Boral Ltd.	20,619	114,264
Brambles Ltd.	26,901	198,900
Caltex Australia Ltd.	4,121	102,698
Challenger Ltd.	10,156	104,372
CIMIC Group Ltd.	1,069	35,461
Coca-Cola Amatil Ltd.	12,591	82,911
Cochlear Ltd.	995	113,663
Commonwealth Bank of Australia	30,992	2,076,304
Computershare Ltd.	7,242	81,483
Crown Resorts Ltd.	7,473	76,105
CSL Ltd.	8,001	806,118
Dexus	19,762	148,394
Domino’s Pizza Enterprises Ltd.	1,102	46,980
Flight Centre Travel Group Ltd.	1,548	53,843
Fortescue Metals Group Ltd.	38,579	177,317
Goodman Group	33,141	211,199
GPT Group	32,394	124,201
Harvey Norman Holdings Ltd.	5,760	20,140
Healthscope Ltd.	38,143	63,490
Incitec Pivot Ltd.	30,685	78,345
Insurance Australia Group Ltd.	38,204	203,757
Lend Lease Group (a)	9,522	128,435
Macquarie Group Ltd.	6,117	419,953
Medibank Pvt Ltd.	49,979	108,756
Mirvac Group	73,257	127,244
National Australia Bank Ltd.	48,622	1,165,605
Newcrest Mining Ltd.	13,678	222,248
Oil Search Ltd.	22,997	122,358
Orica Ltd.	7,296	115,989
Origin Energy Ltd. (b)	33,496	185,551
Qantas Airways Ltd.	15,706	66,752
QBE Insurance Group Ltd.	23,170	219,502
Ramsay Health Care Ltd.	2,321	131,058
REA Group Ltd.	1,287	70,991
Rio Tinto Ltd.	7,590	400,110
Santos Ltd. (b)	27,671	75,190
Scentre Group	103,376	341,833
Seek Ltd.	4,929	67,399
Sonic Healthcare Ltd.	6,786	121,109
South32 Ltd.	93,673	218,478
Stockland	38,484	129,393
Suncorp Group Ltd.	23,086	263,865
Sydney Airport (a)	18,228	98,253
Tabcorp Holdings Ltd.	21,251	71,009
Tatts Group Ltd.	20,780	66,500
Telstra Corp. Ltd.	70,196	230,283
TPG Telecom Ltd.	13,466	60,426
Transurban Group (a)	34,375	313,930
Treasury Wine Estates Ltd.	12,701	123,654
Vicinity Centres	53,782	118,366
Wesfarmers Ltd.	20,203	658,327

Common Stocks	Shares	Value
Australia (continued)
Westfield Corp.	33,506	$206,006
Westpac Banking Corp.	61,987	1,580,057
Woodside Petroleum Ltd.	14,562	340,322
Woolworths Ltd.	23,978	511,773

		18,129,281
Austria — 0.1%
Andritz AG	1,710	104,693
Erste Group Bank AG (b)	5,600	231,979
OMV AG	2,521	142,807
Raiffeisen Bank International AG (b)	2,054	60,531
Voestalpine AG	1,750	88,697

		628,707
Belgium — 0.4%
Ageas	3,026	136,227
Anheuser-Busch InBev SA	13,753	1,659,058
Colruyt SA	810	45,391
Groupe Bruxelles Lambert SA	1,939	198,868
KBC Group NV	4,946	408,906
Proximus	2,260	79,472
Solvay SA	1,154	165,462
Telenet Group Holding NV (b)	1,112	77,634
UCB SA	2,249	163,776
Umicore SA	1,676	134,553

		3,069,347
Bermuda — 0.0%
Marvell Technology Group Ltd.	6,406	99,677
Canada — 3.6%
Agnico Eagle Mines Ltd.	3,710	173,218
Agrium, Inc.	2,332	233,359
Alimentation Couche Tard, Inc., Class B	7,107	337,009
AltaGas Ltd.	3,436	79,978
ARC Resources Ltd.	6,725	92,723
Atco Ltd. Class I	1,619	60,267
Bank of Montreal	11,907	903,089
Bank of Nova Scotia	21,807	1,358,532
Barrick Gold Corp.	21,015	355,321
BCE, Inc.	2,299	107,911
BlackBerry Ltd. (b)	7,929	74,345
Bombardier, Inc., Class B (b)	38,378	77,262
Brookfield Asset Management, Inc., Class A	16,246	631,858
CAE, Inc.	5,090	86,266
Cameco Corp.	6,528	66,864
Canadian Imperial Bank of Commerce	7,616	661,082
Canadian National Railway Co.	13,804	1,090,812
Canadian Natural Resources Ltd.	20,362	622,742
Canadian Pacific Railway Ltd.	2,605	407,836
Canadian Tire Corp. Ltd., Class A	1,231	140,512
Canadian Utilities Ltd., Class A	1,778	56,431
CCL Industries, Inc., Class B	2,450	117,455
Cenovus Energy, Inc.	17,422	146,307
CGI Group, Inc., Class A (b)	3,651	192,777
CI Financial Corp.	4,301	93,696
Constellation Software, Inc.	369	198,788
Crescent Point Energy Corp.	7,219	56,744
Dollarama, Inc.	2,037	199,117
Element Fleet Management Corp.	5,211	39,456
Emera, Inc.	1,068	39,748
Empire Co. Ltd., Class A	3,177	51,627
Enbridge, Inc.	29,794	1,235,014
Encana Corp.	15,746	158,502
Fairfax Financial Holdings Ltd.	498	237,470
Finning International, Inc.	2,949	59,347
First Capital Realty, Inc.	3,014	49,317
First Quantum Minerals Ltd.	11,692	129,229

See Notes to Financial Statements.

24	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares MSCI Developed World Index Fund

Common Stocks	Shares	Value
Canada (continued)
Fortis, Inc.	7,080	$258,157
Franco-Nevada Corp.	3,614	261,843
George Weston Ltd.	895	78,168
Gildan Activewear, Inc.	4,416	133,073
Goldcorp, Inc.	17,247	226,455
Great-West Lifeco, Inc.	6,973	198,997
H&R Real Estate Investment Trust	2,889	48,893
Husky Energy, Inc. (b)	7,744	89,630
Hydro One Ltd. (c)	7,583	135,998
IGM Financial, Inc.	1,703	57,315
Imperial Oil Ltd.	5,234	150,209
Industrial Alliance Insurance & Financial Services, Inc.	1,683	78,079
Intact Financial Corp.	2,330	180,999
Inter Pipeline Ltd.	7,078	139,772
Jean Coutu Group PJC, Inc., Class A	1,007	16,784
Keyera Corp.	2,885	90,154
Kinross Gold Corp. (b)	21,997	90,687
Linamar Corp.	991	54,313
Loblaw Cos. Ltd.	3,793	206,573
Magna International, Inc.	6,600	314,767
Manulife Financial Corp.	35,388	728,906
Methanex Corp.	1,478	65,533
Metro, Inc.	5,035	170,546
National Bank of Canada	6,248	281,392
Onex Corp.	1,217	97,526
Open Text Corp.	4,031	134,825
Pembina Pipeline Corp.	6,706	228,545
Peyto Exploration & Development Corp.	2,379	42,285
Potash Corp. of Saskatchewan, Inc.	15,036	268,941
Power Corp. of Canada	6,258	152,190
Power Financial Corp.	3,714	100,629
PrairieSky Royalty Ltd.	3,587	89,074
Restaurant Brands International, Inc.	3,977	236,945
RioCan Real Estate Investment Trust	2,715	52,460
Rogers Communications, Inc., Class B	6,941	360,926
Royal Bank of Canada	27,247	2,032,680
Saputo, Inc.	3,711	125,789
Seven Generations Energy Ltd., Class A (b)	5,246	91,182
Shaw Communications, Inc., Class B	7,045	156,863
Shopify, Inc., Class A (b)(d)	1,280	117,954
Smart Real Estate Investment Trust	626	15,746
SNC-Lavalin Group, Inc.	2,409	106,098
Sun Life Financial, Inc.	11,019	422,288
Suncor Energy, Inc.	30,905	1,008,146
Teck Resources Ltd., Class B	11,142	241,831
TELUS Corp.	3,296	119,045
Thomson Reuters Corp.	5,250	240,445
Toronto-Dominion Bank	33,360	1,719,709
Tourmaline Oil Corp. (b)	3,253	72,144
TransCanada Corp.	16,602	848,243
Turquoise Hill Resources Ltd. (b)	11,569	38,045
Valeant Pharmaceuticals International, Inc. (b)	6,392	105,307
Veresen, Inc.	5,822	85,036
Vermilion Energy, Inc.	1,807	59,511
Waste Connections, Inc.	4,681	304,171
West Fraser Timber Co. Ltd.	1,404	74,606
Wheaton Precious Metals Corp.	7,584	153,779
Yamana Gold, Inc.	20,003	52,143

		24,634,361
Denmark — 0.7%
A.P. Moeller — Maersk A/S, Class A	61	127,400
A.P. Moeller — Maersk A/S, Class B	119	259,758
Carlsberg A/S, Class B	2,015	223,865
Chr Hansen Holding A/S	1,851	149,064
Coloplast A/S, Class B	2,058	176,800

Common Stocks	Shares	Value
Denmark (continued)
Danske Bank A/S	12,860	$520,800
DONG Energy A/S (c)	2,633	127,022
DSV A/S	3,228	208,418
Genmab A/S (b)	1,143	259,760
H Lundbeck A/S	1,113	66,738
ISS A/S	2,883	118,188
Novo Nordisk A/S, Class B	33,157	1,410,148
Novozymes A/S, Class B	3,854	177,960
Pandora A/S	1,670	192,198
TDC A/S	20,400	125,879
Tryg A/S	2,488	56,060
Vestas Wind Systems A/S	4,221	412,526
William Demant Holding A/S (b)	2,352	62,490

		4,675,074
Finland — 0.4%
Elisa OYJ	2,308	95,013
Fortum OYJ	7,672	125,453
Kone OYJ, Class B	5,920	308,357
Metso OYJ	2,778	88,378
Neste OYJ	2,567	111,290
Nokia OYJ	105,653	674,185
Nokian Renkaat OYJ	1,793	73,108
Orion OYJ, Class B	1,954	98,757
Sampo OYJ, Class A	8,846	483,802
Stora Enso OYJ, Class R	8,882	118,751
UPM-Kymmene OYJ	9,194	250,289
Wartsila OYJ	2,424	161,095

		2,588,478
France — 3.8%
Accor SA	3,173	147,398
Aeroports de Paris	595	100,695
Air Liquide SA	7,329	898,635
Airbus SE	10,295	860,215
Alstom SA	2,603	93,255
Arkema SA	1,275	145,140
AtoS SE	1,749	265,910
AXA SA	35,439	1,046,637
BNP Paribas SA	20,735	1,606,872
Bollore SA	14,459	67,084
Bouygues SA	3,270	140,198
Bureau Veritas SA	4,266	97,199
Capgemini SE	3,099	337,386
Carrefour SA	10,213	245,318
Casino Guichard-Perrachon SA	953	58,125
Cie Generale des Etablissements Michelin	3,072	416,060
CNP Assurances	3,993	96,398
Compagnie de Saint-Gobain	8,750	485,509
Credit Agricole SA	21,685	380,623
Danone SA	10,454	780,079
Dassault Aviation SA	33	49,546
Dassault Systemes SA	2,221	217,875
Edenred	4,055	106,597
Eiffage SA	1,373	132,997
Electricite de France SA	8,821	89,539
Engie SA	31,386	505,509
Essilor International SA	3,848	487,182
Eurazeo	563	45,955
Eutelsat Communications SA	2,857	77,322
Fonciere Des Regions	1,049	101,255
Gecina SA	738	111,580
Groupe Eurotunnel SE, Registered Shares	7,842	86,957
Hermes International	555	281,116
ICADE	883	75,815
Iliad SA	426	105,680
Imerys SA	706	61,199

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	25

Schedule of Investments (continued)	iShares MSCI Developed World Index Fund

Common Stocks	Shares	Value
France (continued)
Ingenico Group SA	969	$101,643
Ipsen SA	605	77,437
JCDecaux SA	1,315	46,830
Kering	1,408	492,126
Klepierre	4,724	192,255
L’Oreal SA	4,408	913,250
Lagardere SCA	2,161	71,001
Legrand SA	4,469	308,708
LVMH Moet Hennessy Louis Vuitton SE	5,038	1,265,488
Natixis SA	14,230	103,403
Orange SA	36,830	619,734
Pernod Ricard SA	3,701	513,492
Peugeot SA	8,826	189,854
Publicis Groupe SA	3,394	256,642
Remy Cointreau SA	563	64,763
Renault SA	3,460	311,718
Rexel SA	5,012	79,367
Safran SA	5,514	521,683
Sanofi	20,789	1,980,963
Schneider Electric SE (b)	9,856	773,530
SCOR SE	3,284	138,505
SEB SA	615	109,411
SES SA	5,896	138,698
Societe BIC SA	528	61,932
Societe Generale SA	13,509	792,096
Sodexo SA	1,693	199,993
Suez	5,754	104,039
Thales SA	1,842	203,924
TOTAL SA	42,939	2,183,555
Unibail-Rodamco SE	1,760	440,184
Valeo SA	4,023	278,547
Veolia Environnement SA	8,050	181,421
Vinci SA	9,534	853,735
Vivendi SA	18,540	428,531
Wendel SA	618	92,986
Zodiac Aerospace	3,074	87,909

		25,984,213
Germany — 3.4%
adidas AG	3,370	769,688
Allianz SE, Registered Shares	8,214	1,750,880
Axel Springer SE	893	56,705
BASF SE	16,662	1,586,221
Bayer AG, Registered Shares	14,779	1,871,926
Bayerische Motoren Werke AG	6,036	554,584
Bayerische Motoren Werke AG, Preference Shares	763	60,801
Beiersdorf AG	1,754	192,482
Brenntag AG	2,746	155,608
Commerzbank AG (b)	18,959	247,990
Continental AG	1,980	446,030
Covestro AG (c)	1,841	142,766
Daimler AG, Registered Shares	17,376	1,217,445
Deutsche Bank AG, Registered Shares	36,063	642,197
Deutsche Boerse AG	3,799	396,681
Deutsche Lufthansa AG, Registered Shares	3,552	76,279
Deutsche Post AG, Registered Shares	17,671	685,503
Deutsche Telekom AG, Registered Shares	61,634	1,125,957
Deutsche Wohnen AG, Bearer Shares	6,089	241,298
E.ON SE	41,777	413,289
Evonik Industries AG	2,657	90,491
Fraport AG Frankfurt Airport Services Worldwide	868	86,921
Fresenius Medical Care AG & Co. KGaA	3,886	366,451
Fresenius SE & Co. KGaA	7,388	623,582
Fuchs Petrolub SE, Preference Shares	1,478	87,742
GEA Group AG	2,824	114,771
Hannover Rueck SE	1,402	176,959
HeidelbergCement AG	3,146	311,523

Common Stocks	Shares	Value
Germany (continued)
Henkel AG & Co. KGaA	1,857	$233,628
Henkel AG & Co. KGaA, Preference Shares	3,235	458,231
Hochtief AG	539	96,208
HUGO BOSS AG	1,371	103,412
Infineon Technologies AG	20,531	445,857
Innogy SE (c)	2,739	115,038
K+S AG, Registered Shares	3,297	85,732
Lanxess AG	1,761	135,798
Linde AG	3,323	633,898
MAN SE	649	71,870
Merck KGaA	2,222	243,824
Metro Wholesale & Food Specialist AG (b)	2,730	55,150
Muenchener Rueckversicherungs AG, Registered Shares	2,739	588,336
OSRAM Licht AG	1,512	126,001
Porsche Automobil Holding SE, Preference Shares	2,413	138,103
ProSiebenSat.1 Media SE, Registered Shares	3,812	152,305
RWE AG (b)	11,797	248,570
SAP SE	17,724	1,876,709
Schaeffler AG	2,023	28,205
Siemens AG, Registered Shares	13,667	1,854,634
Symrise AG	2,047	143,322
Telefonica Deutschland Holding AG	13,818	71,380
ThyssenKrupp AG	6,399	190,059
TUI AG	7,224	113,544
United Internet AG, Registered Shares	2,216	134,910
Volkswagen AG	561	88,215
Vonovia SE	8,417	341,098
Zalando SE (b)(c)	2,640	118,159

		23,384,966
Hong Kong — 1.3%
AIA Group Ltd.	221,001	1,738,277
ASM Pacific Technology Ltd.	4,400	56,864
Bank of East Asia Ltd.	19,800	84,698
BOC Hong Kong Holdings Ltd.	64,000	314,654
Cheung Kong Property Holdings Ltd.	51,000	412,428
CK Hutchison Holdings Ltd.	47,500	625,058
CK Infrastructure Holdings Ltd.	11,000	102,528
CLP Holdings Ltd.	30,500	324,982
First Pacific Co. Ltd.	22,000	16,465
Galaxy Entertainment Group Ltd.	47,000	290,183
Hang Lung Group Ltd.	10,000	37,985
Hang Lung Properties Ltd.	47,000	116,893
Hang Seng Bank Ltd.	14,800	321,761
Henderson Land Development Co. Ltd.	20,641	119,300
HK Electric Investments & HK Electric Investments Ltd. (c)	56,500	53,583
HKT Trust & HKT Ltd. (a)	62,000	81,282
Hong Kong & China Gas Co. Ltd.	142,934	270,153
Hong Kong Exchanges & Clearing Ltd.	20,314	578,709
Hongkong Land Holdings Ltd.	24,700	185,608
Hysan Development Co. Ltd.	15,000	72,536
Jardine Matheson Holdings Ltd.	3,900	248,777
Jardine Strategic Holdings Ltd.	3,600	146,796
Kerry Properties Ltd.	17,500	61,325
Li & Fung Ltd.	130,000	47,555
Link REIT	37,500	304,449
Melco Resorts & Entertainment Ltd. — ADR	3,964	80,073
MGM China Holdings Ltd.	14,000	27,546
MTR Corp. Ltd.	28,000	161,688
New World Development Co. Ltd.	98,357	132,826
NWS Holdings Ltd.	24,915	47,664
PCCW Ltd.	102,000	57,363
Power Assets Holdings Ltd.	29,000	287,238
Sands China Ltd.	40,400	187,113
Shangri-La Asia Ltd.	16,000	25,984

See Notes to Financial Statements.

26	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares MSCI Developed World Index Fund

Common Stocks	Shares	Value
Hong Kong (continued)
Sino Land Co. Ltd.	52,333	$86,311
SJM Holdings Ltd.	77,000	76,979
Sun Hung Kai Properties Ltd.	24,000	371,334
Swire Pacific Ltd., Class A	9,500	94,659
Swire Properties Ltd.	18,000	62,181
Techtronic Industries Co. Ltd.	25,500	113,304
WH Group Ltd. (c)	169,000	158,461
Wharf Holdings Ltd.	19,000	161,493
Wheelock & Co. Ltd.	11,000	82,890
Wynn Macau Ltd.	27,200	58,768
Yue Yuen Industrial Holdings Ltd.	13,500	55,737

		8,942,461
Ireland — 0.6%
Allegion PLC	1,536	124,785
Bank of Ireland Group PLC (b)	15,931	132,957
CRH PLC	15,422	541,325
DCC PLC	2,104	184,968
Experian PLC	16,320	324,217
James Hardie Industries PLC	7,199	110,230
Kerry Group PLC, Class A	2,810	254,340
Medtronic PLC	25,261	2,121,166
Paddy Power Betfair PLC	1,594	159,706
Seagate Technology PLC	4,994	164,602
Weatherford International PLC (b)(d)	17,014	75,883
XL Group Ltd.	4,824	214,186

		4,408,365
Israel — 0.2%
Azrieli Group Ltd.	910	49,726
Bank Hapoalim BM	15,396	106,645
Bank Leumi Le-Israel BM	23,319	112,028
Bezeq The Israeli Telecommunication Corp. Ltd.	35,350	52,459
Check Point Software Technologies Ltd. (b)	2,280	241,178
Elbit Systems Ltd.	343	43,309
Frutarom Industries Ltd.	666	47,221
Israel Chemicals Ltd.	13,160	62,711
Mizrahi Tefahot Bank Ltd.	2,488	44,958
Mobileye NV (b)	3,325	210,473
NICE Ltd.	1,542	114,937
Taro Pharmaceutical Industries Ltd. (b)(d)	234	26,753
Teva Pharmaceutical Industries Ltd. — ADR	16,317	524,918

		1,637,316
Italy — 0.8%
Assicurazioni Generali SpA	22,905	415,455
Atlantia SpA	8,444	256,861
Enel SpA	150,606	859,101
Eni SpA	44,342	702,073
Ferrari NV	2,269	238,766
Intesa Sanpaolo SpA	247,034	846,026
Leonardo SpA	5,934	103,408
Luxottica Group SpA	3,604	208,056
Mediobanca SpA	10,614	110,742
Poste Italiane SpA (c)	7,200	53,001
Prysmian SpA	3,535	113,070
Recordati SpA	1,682	71,881
Saipem SpA (b)	24,927	102,280
Snam SpA	40,413	191,205
Telecom Italia SpA (b)	183,290	188,571
Telecom Italia SpA, Non-Convertible Savings Shares	97,247	79,660
Tenaris SA	8,212	129,934
Terna — Rete Elettrica Nazionale SpA	24,823	141,808
UniCredit SpA (b)	35,621	700,093
UnipolSai SpA	33,693	77,891

		5,589,882

Common Stocks	Shares	Value
Japan — 8.5%
ABC-Mart, Inc.	300	$17,106
Acom Co. Ltd. (b)	2,100	8,943
Aeon Co. Ltd.	10,000	150,680
AEON Financial Service Co. Ltd.	3,400	74,001
Aeon Mall Co. Ltd.	1,000	19,046
Air Water, Inc.	3,600	69,700
Aisin Seiki Co. Ltd.	3,000	155,967
Ajinomoto Co., Inc.	8,700	174,981
Alfresa Holdings Corp.	3,100	57,053
Alps Electric Co. Ltd.	3,300	89,738
Amada Holdings Co. Ltd.	5,700	65,100
ANA Holdings, Inc.	16,000	54,931
Aozora Bank Ltd.	26,000	99,919
Asahi Glass Co. Ltd.	4,100	172,567
Asahi Group Holdings Ltd.	6,700	273,100
Asahi Kasei Corp.	22,000	251,239
Asics Corp.	1,900	34,537
Astellas Pharma, Inc.	38,300	487,771
Bandai Namco Holdings, Inc.	3,800	132,101
Bank of Kyoto Ltd.	10,000	95,851
Benesse Holdings, Inc.	1,400	53,581
Bridgestone Corp.	11,400	479,615
Brother Industries Ltd.	4,100	104,609
Calbee, Inc.	2,400	99,499
Canon, Inc.	18,600	647,109
Casio Computer Co. Ltd.	2,800	45,865
Central Japan Railway Co.	2,700	434,503
Chiba Bank Ltd.	11,000	78,919
Chubu Electric Power Co., Inc.	13,600	178,703
Chugai Pharmaceutical Co. Ltd.	3,700	148,385
Chugoku Bank Ltd.	1,800	26,091
Chugoku Electric Power Co., Inc.	4,700	51,526
Coca-Cola Bottlers Japan, Inc.	1,800	54,291
Concordia Financial Group Ltd.	24,200	122,033
Credit Saison Co. Ltd.	3,600	69,341
CYBERDYNE, Inc. (b)	1,300	17,689
Dai Nippon Printing Co. Ltd.	8,000	88,241
Dai-ichi Life Holdings, Inc.	20,300	350,662
Daicel Corp.	5,900	76,689
Daiichi Sankyo Co. Ltd.	9,400	205,005
Daikin Industries Ltd.	4,400	465,842
Daito Trust Construction Co. Ltd.	1,200	202,828
Daiwa House Industry Co. Ltd.	10,100	352,302
Daiwa House REIT Investment Corp.	18	44,613
Daiwa Securities Group, Inc.	36,000	207,335
DeNA Co. Ltd.	1,200	26,363
Denso Corp.	8,600	413,018
Dentsu, Inc.	3,600	168,328
Disco Corp.	500	88,617
Don Quijote Holdings Co. Ltd.	2,700	98,061
East Japan Railway Co.	6,000	562,694
Eisai Co. Ltd.	4,900	262,598
Electric Power Development Co. Ltd.	2,900	73,479
FamilyMart UNY Holdings Co. Ltd.	1,700	95,211
FANUC Corp.	3,500	715,592
Fast Retailing Co. Ltd.	900	270,044
Fuji Electric Co. Ltd.	13,000	71,575
FUJIFILM Holdings Corp.	8,600	316,122
Fujitsu Ltd.	32,000	238,295
Fukuoka Financial Group, Inc.	14,000	64,545
Hachijuni Bank Ltd.	7,800	49,521
Hakuhodo DY Holdings, Inc.	3,900	54,736
Hamamatsu Photonics KK	2,000	63,573
Hankyu Hanshin Holdings, Inc.	3,800	135,628
Hikari Tsushin, Inc.	300	32,760
Hino Motors Ltd.	4,100	48,256
Hirose Electric Co. Ltd.	700	95,318

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	27

Schedule of Investments (continued)	iShares MSCI Developed World Index Fund

Common Stocks	Shares	Value
Japan (continued)
Hiroshima Bank Ltd.	4,000	$17,099
Hisamitsu Pharmaceutical Co., Inc.	1,000	46,880
Hitachi Chemical Co. Ltd.	3,000	85,289
Hitachi Construction Machinery Co. Ltd.	2,900	83,019
Hitachi High-Technologies Corp.	700	25,766
Hitachi Ltd.	90,000	619,183
Hitachi Metals Ltd.	3,800	52,889
Honda Motor Co. Ltd.	32,500	909,735
Hoshizaki Corp.	1,000	96,797
Hoya Corp.	7,100	400,347
Hulic Co. Ltd.	7,300	77,078
Idemitsu Kosan Co. Ltd.	3,900	94,659
IHI Corp. (b)	23,000	75,807
Iida Group Holdings Co. Ltd.	3,200	54,675
Inpex Corp.	20,700	201,443
Isetan Mitsukoshi Holdings Ltd.	6,500	63,343
Isuzu Motors Ltd.	10,200	139,864
ITOCHU Corp.	27,900	437,514
J. Front Retailing Co. Ltd.	3,900	55,740
Japan Airlines Co. Ltd.	3,500	113,083
Japan Airport Terminal Co. Ltd.	600	22,240
Japan Exchange Group, Inc.	11,100	199,215
Japan Post Bank Co. Ltd.	7,300	93,762
Japan Post Holdings Co. Ltd.	7,100	89,494
Japan Prime Realty Investment Corp.	15	56,397
Japan Real Estate Investment Corp.	21	110,291
Japan Retail Fund Investment Corp.	42	80,223
Japan Tobacco, Inc.	19,200	667,183
JFE Holdings, Inc.	8,400	162,023
JGC Corp.	4,300	68,882
JSR Corp.	3,800	66,964
JTEKT Corp.	3,600	51,241
JXTG Holdings, Inc.	53,050	235,809
Kajima Corp.	17,000	148,234
Kakaku.com, Inc.	1,500	21,193
Kamigumi Co. Ltd.	2,000	21,434
Kaneka Corp.	3,000	24,039
Kansai Electric Power Co., Inc.	11,700	157,097
Kansai Paint Co. Ltd.	3,100	70,908
Kao Corp.	8,800	535,784
Kawasaki Heavy Industries Ltd.	28,000	89,149
KDDI Corp.	34,600	916,795
Keihan Holdings Co. Ltd.	12,000	77,637
Keikyu Corp.	7,000	81,240
Keio Corp.	12,000	100,492
Keisei Electric Railway Co. Ltd.	2,700	73,886
Keyence Corp.	1,800	831,445
Kikkoman Corp.	3,000	91,882
Kintetsu Group Holdings Co. Ltd.	37,000	141,885
Kirin Holdings Co. Ltd.	15,600	343,571
Kobe Steel Ltd. (b)	7,400	92,559
Koito Manufacturing Co. Ltd.	2,100	122,674
Komatsu Ltd.	17,100	458,580
Konami Holdings Corp.	1,700	88,662
Konica Minolta, Inc.	13,200	109,338
Kose Corp.	600	66,769
Kubota Corp.	20,200	350,775
Kuraray Co. Ltd.	5,800	112,760
Kurita Water Industries Ltd.	2,000	56,901
Kyocera Corp.	6,100	370,575
Kyowa Hakko Kirin Co. Ltd.	4,700	85,118
Kyushu Electric Power Co., Inc.	7,100	84,079
Kyushu Financial Group, Inc.	6,400	40,158
Kyushu Railway Co.	2,600	85,711
Lawson, Inc.	1,100	74,886
LINE Corp. (b)(d)	1,000	36,763
Lion Corp.	5,300	113,448

Common Stocks	Shares	Value
Japan (continued)
LIXIL Group Corp.	4,800	$123,529
M3, Inc.	4,800	129,480
Mabuchi Motor Co. Ltd.	900	47,430
Makita Corp.	4,000	156,462
Marubeni Corp.	27,800	184,216
Marui Group Co. Ltd.	3,100	42,159
Maruichi Steel Tube Ltd.	500	15,432
Mazda Motor Corp.	10,300	154,838
McDonald’s Holdings Co. Japan Ltd.	700	28,445
Mebuki Financial Group, Inc.	15,610	60,091
Medipal Holdings Corp.	3,800	69,538
MEIJI Holdings Co. Ltd.	2,500	199,233
Minebea Mitsumi, Inc.	6,100	100,499
Miraca Holdings, Inc.	1,000	45,632
MISUMI Group, Inc.	4,500	111,599
Mitsubishi Chemical Holdings Corp.	24,600	205,958
Mitsubishi Corp.	27,200	590,572
Mitsubishi Electric Corp.	34,200	529,440
Mitsubishi Estate Co. Ltd.	23,200	421,845
Mitsubishi Gas Chemical Co., Inc.	3,500	80,751
Mitsubishi Heavy Industries Ltd.	55,000	218,672
Mitsubishi Materials Corp.	2,100	70,548
Mitsubishi Motors Corp.	11,600	83,678
Mitsubishi Tanabe Pharma Corp.	4,100	97,603
Mitsubishi UFJ Financial Group, Inc.	216,700	1,374,769
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,700	35,691
Mitsui & Co. Ltd.	30,700	446,402
Mitsui Chemicals, Inc.	17,000	96,579
Mitsui Fudosan Co., Ltd.	16,600	380,974
Mitsui OSK Lines Ltd.	16,000	49,796
Mixi, Inc.	700	38,472
Mizuho Financial Group, Inc.	425,801	757,232
MS&AD Insurance Group Holdings, Inc.	8,000	280,597
Murata Manufacturing Co. Ltd.	3,500	544,493
Nabtesco Corp.	2,900	94,147
Nagoya Railroad Co. Ltd.	18,000	82,548
NEC Corp.	39,000	106,019
Nexon Co. Ltd. (b)	2,800	58,196
NGK Insulators Ltd.	3,900	78,430
NGK Spark Plug Co. Ltd.	3,000	60,568
NH Foods Ltd.	3,000	88,738
Nidec Corp.	4,500	495,852
Nikon Corp.	7,600	133,910
Nintendo Co. Ltd.	2,000	679,229
Nippon Building Fund, Inc.	22	118,736
Nippon Electric Glass Co. Ltd.	1,800	63,719
Nippon Express Co. Ltd.	12,000	76,630
Nippon Paint Holdings Co. Ltd.	2,500	96,127
Nippon Prologis REIT, Inc.	30	63,262
Nippon Steel & Sumitomo Metal Corp.	12,700	311,758
Nippon Telegraph & Telephone Corp.	12,700	621,515
Nippon Yusen KK (b)	31,000	59,179
Nissan Chemical Industries Ltd.	2,300	76,350
Nissan Motor Co. Ltd.	41,700	414,050
Nisshin Seifun Group, Inc.	3,200	52,548
Nissin Foods Holdings Co. Ltd.	900	56,542
Nitori Holdings Co. Ltd.	1,700	239,908
Nitto Denko Corp.	3,500	312,092
NOK Corp.	900	20,601
Nomura Holdings, Inc.	64,300	382,020
Nomura Real Estate Holdings, Inc.	2,400	47,571
Nomura Real Estate Master Fund, Inc.	52	73,723
Nomura Research Institute Ltd.	2,390	89,466
NSK Ltd.	7,800	100,544
NTT Data Corp.	11,000	119,822
NTT DOCOMO, Inc.	24,400	566,617
Obayashi Corp.	13,200	158,937

See Notes to Financial Statements.

28	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares MSCI Developed World Index Fund

Common Stocks	Shares	Value
Japan (continued)
Obic Co. Ltd.	1,100	$68,770
Odakyu Electric Railway Co. Ltd.	4,600	91,119
Oji Holdings Corp.	14,000	71,798
Olympus Corp.	5,300	192,373
Omron Corp.	4,400	219,525
Ono Pharmaceutical Co. Ltd.	7,700	168,443
Oracle Corp. Japan	400	26,886
Oriental Land Co. Ltd.	4,000	289,962
ORIX Corp.	23,800	377,668
Osaka Gas Co. Ltd.	31,000	124,159
Otsuka Corp.	1,400	91,710
Otsuka Holdings Co. Ltd.	6,500	286,255
Panasonic Corp.	40,400	556,441
Park24 Co. Ltd.	2,700	68,331
Pola Orbis Holdings, Inc.	2,000	55,487
Rakuten, Inc.	14,500	177,120
Recruit Holdings Co. Ltd.	21,300	368,696
Resona Holdings, Inc.	35,900	184,945
Ricoh Co. Ltd.	12,900	121,292
Rinnai Corp.	600	56,015
Rohm Co. Ltd.	1,700	131,391
Ryohin Keikaku Co. Ltd.	500	127,822
Sankyo Co. Ltd.	500	16,411
Santen Pharmaceutical Co. Ltd.	5,100	71,851
SBI Holdings, Inc.	5,100	72,963
Secom Co. Ltd.	4,100	307,615
Sega Sammy Holdings, Inc.	1,900	25,636
Seibu Holdings, Inc.	3,200	55,823
Seiko Epson Corp.	5,700	150,038
Sekisui Chemical Co. Ltd.	6,200	114,206
Sekisui House Ltd.	10,200	176,564
Seven & i Holdings Co. Ltd.	13,700	552,174
Seven Bank Ltd.	17,700	70,045
Sharp Corp. (b)	24,000	84,485
Shimadzu Corp.	3,600	70,884
Shimamura Co. Ltd.	300	37,303
Shimano, Inc.	1,500	219,916
Shimizu Corp.	11,000	116,226
Shin-Etsu Chemical Co. Ltd.	6,900	631,108
Shinsei Bank Ltd.	21,000	34,613
Shionogi & Co. Ltd.	5,100	272,289
Shiseido Co. Ltd.	7,500	264,925
Shizuoka Bank Ltd.	10,000	89,220
Showa Shell Sekiyu KK	1,400	15,250
SMC Corp.	1,100	349,698
Softbank Group Corp.	14,600	1,176,724
Sohgo Security Services Co. Ltd.	1,900	80,539
Sompo Holdings, Inc.	7,100	278,478
Sony Corp.	23,800	977,807
Sony Financial Holdings, Inc.	3,200	55,322
Stanley Electric Co. Ltd.	2,600	85,888
Start Today Co. Ltd.	3,100	87,472
Subaru Corp.	11,100	400,455
Sumitomo Chemical Co. Ltd.	26,000	151,947
Sumitomo Corp.	20,000	270,336
Sumitomo Dainippon Pharma Co. Ltd.	1,500	21,012
Sumitomo Electric Industries Ltd.	13,300	214,987
Sumitomo Heavy Industries Ltd.	11,000	80,195
Sumitomo Metal Mining Co. Ltd.	9,000	135,924
Sumitomo Mitsui Financial Group, Inc.	24,700	953,069
Sumitomo Mitsui Trust Holdings, Inc.	5,500	201,977
Sumitomo Realty & Development Co. Ltd.	6,000	181,634
Sumitomo Rubber Industries Ltd.	3,000	52,021
Sundrug Co. Ltd.	800	29,802
Suntory Beverage & Food Ltd.	2,600	127,450
Suruga Bank Ltd.	3,000	72,342
Suzuken Co. Ltd.	900	30,057

Common Stocks	Shares	Value
Japan (continued)
Suzuki Motor Corp.	6,200	$293,888
Sysmex Corp.	2,400	137,388
T&D Holdings, Inc.	9,800	144,567
Taiheiyo Cement Corp.	20,000	75,046
Taisei Corp.	18,000	172,296
Taisho Pharmaceutical Holdings Co. Ltd.	700	52,439
Taiyo Nippon Sanso Corp.	1,800	20,803
Takashimaya Co. Ltd.	5,000	45,739
Takeda Pharmaceutical Co. Ltd.	13,100	692,031
TDK Corp.	2,200	158,117
Teijin Ltd.	4,400	88,217
Terumo Corp.	6,000	226,860
THK Co. Ltd.	2,100	64,121
Tobu Railway Co. Ltd.	17,000	90,013
Toho Co. Ltd.	1,400	50,452
Toho Gas Co. Ltd.	9,000	60,991
Tohoku Electric Power Co., Inc.	7,300	99,446
Tokio Marine Holdings, Inc.	12,600	529,871
Tokyo Electric Power Co. Holdings, Inc. (b)	24,500	103,921
Tokyo Electron Ltd.	2,700	379,722
Tokyo Gas Co. Ltd.	32,000	169,786
Tokyo Tatemono Co. Ltd.	3,700	50,345
Tokyu Corp.	9,500	139,792
Tokyu Fudosan Holdings Corp.	12,700	76,182
Toppan Printing Co. Ltd.	9,000	95,109
Toray Industries, Inc.	25,900	233,875
Toshiba Corp. (b)	63,000	142,949
Tosoh Corp.	9,000	106,561
Toto Ltd.	2,700	108,652
Toyo Seikan Kaisha Ltd.	4,200	68,848
Toyo Suisan Kaisha Ltd.	1,300	47,229
Toyoda Gosei Co. Ltd.	700	16,516
Toyota Industries Corp.	3,700	198,512
Toyota Motor Corp.	47,700	2,688,364
Toyota Tsusho Corp.	3,600	115,733
Trend Micro, Inc.	2,000	100,025
Tsuruha Holdings, Inc.	600	62,953
Unicharm Corp.	6,900	177,036
United Urban Investment Corp.	57	85,000
USS Co. Ltd.	3,300	66,664
West Japan Railway Co.	3,600	258,405
Yahoo! Japan Corp.	22,700	102,739
Yakult Honsha Co. Ltd.	1,500	102,218
Yamada Denki Co. Ltd.	11,100	59,283
Yamaguchi Financial Group, Inc.	2,000	23,540
Yamaha Corp.	2,800	99,017
Yamaha Motor Co. Ltd.	5,000	125,578
Yamato Holdings Co. Ltd.	5,800	116,419
Yamazaki Baking Co. Ltd.	2,300	46,139
Yaskawa Electric Corp.	3,800	101,875
Yokogawa Electric Corp.	4,400	74,052
Yokohama Rubber Co. Ltd.	3,300	66,454

		59,168,978
Luxembourg — 0.1%
ArcelorMittal (b)	12,118	319,044
Eurofins Scientific SE	178	99,155
RTL Group SA	589	45,822

		464,021
Mexico — 0.0%
Fresnillo PLC	2,972	60,314
Netherlands — 2.0%
ABN AMRO Group NV (c)	6,554	185,250
Aegon NV	35,979	201,678
AerCap Holdings NV (b)	2,888	141,801
Akzo Nobel NV	4,615	417,815

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	29

Schedule of Investments (continued)	iShares MSCI Developed World Index Fund

Common Stocks	Shares	Value
Netherlands (continued)
Altice NV Class A (b)(d)	8,057	$198,504
Altice NV Class B (b)	2,261	55,859
ASML Holding NV	6,999	1,055,457
CNH Industrial NV	17,026	197,220
Core Laboratories NV	702	70,572
EXOR NV	1,768	105,879
Gemalto NV	1,518	77,329
Heineken Holding NV	2,120	208,267
Heineken NV	3,994	416,771
ING Groep NV	68,103	1,272,425
Koninklijke Ahold Delhaize NV	22,334	456,821
Koninklijke Boskalis Westminster NV	1,728	61,805
Koninklijke DSM NV	3,178	234,436
Koninklijke KPN NV	55,981	203,006
Koninklijke Philips NV	16,548	632,399
Koninklijke Vopak NV	1,166	55,516
NN Group NV	5,046	204,534
NXP Semiconductors NV (b)	6,142	677,647
QIAGEN NV (b)	3,502	116,159
Randstad Holding NV	1,821	109,799
Royal Dutch Shell PLC, Class A	81,450	2,300,236
Royal Dutch Shell PLC, Class B	67,697	1,928,532
Sensata Technologies Holding NV (b)	3,131	141,271
Unilever NV CVA	29,747	1,733,584
Wolters Kluwer NV	6,116	271,999

		13,732,571
New Zealand — 0.1%
Auckland International Airport Ltd.	18,221	95,259
Contact Energy Ltd.	17,654	71,086
Fletcher Building Ltd.	13,808	82,889
Mercury NZ Ltd.	7,580	19,810
Meridian Energy Ltd.	22,538	48,754
Ryman Healthcare Ltd.	7,509	49,738
Spark New Zealand Ltd.	31,088	87,560

		455,096
Norway — 0.2%
DNB ASA	15,871	311,778
Gjensidige Forsikring ASA	3,186	55,141
Marine Harvest ASA (b)	6,875	128,174
Norsk Hydro ASA	28,090	181,252
Orkla ASA	12,309	126,796
Schibsted ASA, Class A	1,912	48,804
Schibsted ASA, Class B	2,062	48,253
Statoil ASA	19,779	371,728
Telenor ASA	15,353	306,500
Yara International ASA	3,052	121,305

		1,699,731
Portugal — 0.1%
EDP — Energias de Portugal SA	38,533	136,809
Galp Energia SGPS SA	7,473	119,721
Jeronimo Martins SGPS SA	4,509	88,685

		345,215
Singapore — 0.7%
Ascendas Real Estate Investment Trust	42,697	85,001
Broadcom Ltd.	7,181	1,771,265
CapitaLand Commercial Trust Ltd.	43,600	55,311
CapitaLand Ltd.	41,800	113,710
CapitaLand Mall Trust	78,600	116,518
City Developments Ltd.	7,000	58,105
ComfortDelGro Corp. Ltd.	43,100	73,434
DBS Group Holdings Ltd.	31,100	496,157
Genting Singapore PLC	105,700	90,817
Global Logistic Properties Ltd.	48,300	117,882
Golden Agri-Resources Ltd.	296,301	86,277

Common Stocks	Shares	Value
Singapore (continued)
Hutchison Port Holdings Trust	104,400	$49,559
Jardine Cycle & Carriage Ltd.	1,700	50,621
Keppel Corp. Ltd.	28,500	134,782
Oversea-Chinese Banking Corp. Ltd.	54,800	458,970
SATS Ltd.	10,800	38,479
SembCorp Industries Ltd.	22,200	52,871
Singapore Airlines Ltd.	12,600	96,561
Singapore Exchange Ltd.	11,300	63,069
Singapore Press Holdings Ltd.	5,600	12,023
Singapore Technologies Engineering Ltd.	25,100	69,794
Singapore Telecommunications Ltd.	139,700	408,934
StarHub Ltd.	6,700	13,495
Suntec Real Estate Investment Trust	35,000	49,068
United Overseas Bank Ltd.	22,913	405,459
UOL Group Ltd.	9,822	57,149
Wilmar International Ltd.	39,200	96,501
Yangzijiang Shipbuilding Holdings Ltd.	31,000	32,347

		5,154,159
Spain — 1.3%
Abertis Infraestructuras SA	14,323	282,410
ACS Actividades de Construccion y Servicios SA	4,321	165,479
Aena SA (c)	1,295	253,105
Amadeus IT Group SA	7,864	484,060
Banco Bilbao Vizcaya Argentaria SA	120,958	1,094,390
Banco de Sabadell SA	117,788	263,035
Banco Santander SA	291,014	1,981,265
Bankia SA	19,411	98,110
Bankinter SA	12,189	118,628
CaixaBank SA	71,021	369,923
Distribuidora Internacional de Alimentacion SA	13,497	90,909
Enagas SA	716	20,236
Endesa SA	4,839	114,555
Ferrovial SA	8,587	185,177
Gas Natural SDG SA	6,104	142,858
Grifols SA	5,799	162,720
Iberdrola SA	106,083	836,246
Industria de Diseno Textil SA	19,946	791,744
International Consolidated Airlines Group SA	14,232	108,612
Mapfre SA	22,935	85,429
Red Electrica Corp. SA	2,654	56,858
Repsol SA	20,172	337,839
Siemens Gamesa Renewable Energy SA	3,835	62,745
Telefonica SA	84,221	953,632

		9,059,965
Sweden — 1.1%
Alfa Laval AB	5,245	117,140
Assa Abloy AB, Class B	18,755	401,787
Atlas Copco AB, A Shares	11,705	423,343
Atlas Copco AB, B Shares	7,729	250,310
Autoliv, Inc.	1,433	155,323
Boliden AB	4,454	139,829
Electrolux AB, Class B	3,781	129,293
Essity AB, Class B (b)	12,498	362,380
Getinge AB, Class B	4,009	69,592
Hennes & Mauritz AB, Class B	17,891	466,779
Hexagon AB, Class B	4,402	217,508
Husqvarna AB, Class B	6,632	67,465
ICA Gruppen AB	1,953	78,255
Industrivarden AB, Class C	3,045	73,858
Investor AB, Class B	8,607	408,186
Kinnevik AB, Class B	3,667	112,574
L E Lundbergforetagen AB, B Shares	593	46,676
Lundin Petroleum AB (b)	3,292	74,971
Millicom International Cellular SA	1,285	80,520
Nordea Bank AB	53,793	678,754

See Notes to Financial Statements.

30	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares MSCI Developed World Index Fund

Common Stocks	Shares	Value
Sweden (continued)
Sandvik AB	21,069	$332,018
Securitas AB, Class B	4,304	71,676
Skandinaviska Enskilda Banken AB, Class A	28,246	357,716
Skanska AB, Class B	5,852	132,977
SKF AB, Class B	6,315	125,518
Svenska Handelsbanken AB, Class A	26,679	397,093
Swedbank AB, Class A	15,285	398,593
Swedish Match AB	3,156	111,007
Tele2 AB, Class B	7,257	86,371
Telefonaktiebolaget LM Ericsson, Class B	58,815	380,668
Telia Co. AB	47,930	225,312
Volvo AB, Class B	29,135	494,870

		7,468,362
Switzerland — 3.3%
ABB Ltd., Registered Shares	36,412	852,999
Adecco SA, Registered Shares	3,198	243,985
Baloise Holding AG, Registered Shares	798	128,212
Barry Callebaut AG, Registered Shares (b)	41	58,471
Cie Financiere Richemont SA, Registered Shares	9,960	846,701
Coca-Cola HBC AG (b)	3,025	91,455
Credit Suisse Group AG, Registered Shares (b)	43,200	664,057
Dufry AG (b)	728	115,974
EMS-Chemie Holding AG, Registered Shares	147	102,285
Geberit AG, Registered Shares	658	316,468
Givaudan SA, Registered Shares	175	348,181
Glencore PLC (b)	230,639	1,017,435
Julius Baer Group Ltd. (b)	3,697	209,276
Kuehne & Nagel International AG, Registered Shares	1,066	185,637
LafargeHolcim Ltd. (b)	8,158	487,450
Lindt & Spruengli AG	16	91,091
Lindt & Spruengli AG, Registered Shares	2	136,306
Lonza Group AG, Registered Shares (b)	1,289	306,363
Nestle SA, Registered Shares	56,584	4,776,227
Novartis AG, Registered Shares	40,672	3,464,348
Pargesa Holding SA, Bearer Shares	713	56,901
Partners Group Holding AG	280	181,767
Roche Holding AG	12,824	3,246,643
Schindler Holding AG, Participation Certificates	718	154,847
Schindler Holding AG, Registered Shares	380	79,913
SGS SA, Registered Shares	94	207,757
Sika AG, Bearer Shares	36	248,085
Sonova Holding AG, Registered Shares	878	142,404
STMicroelectronics NV	10,722	181,654
Straumann Holding AG, Registered Shares	153	86,402
Swatch Group AG, Bearer Shares	514	203,935
Swatch Group AG, Registered Shares	1,000	77,024
Swiss Life Holding AG, Registered Shares (b)	554	202,184
Swiss Prime Site AG, Registered Shares (b)	1,013	91,405
Swiss Re AG	5,925	571,242
Swisscom AG, Registered Shares	450	219,943
TE Connectivity Ltd.	6,601	530,654
UBS Group AG, Registered Shares (b)	66,448	1,155,562
Vifor Pharma AG	968	103,328
Zurich Insurance Group AG	2,661	811,018

		22,995,589
United Arab Emirates — 0.0%
Mediclinic International PLC	5,249	51,271
United Kingdom — 6.1%
3i Group PLC	17,427	215,139
Aberdeen Asset Management PLC	27,232	118,375
Admiral Group PLC	3,763	102,655
Anglo American PLC (b)	24,171	399,830
Antofagasta PLC	7,667	95,746
Ashtead Group PLC	8,830	189,707
Associated British Foods PLC	6,285	245,867

Common Stocks	Shares	Value
United Kingdom (continued)
AstraZeneca PLC	22,926	$1,366,460
Auto Trader Group PLC (c)	17,858	90,191
Aviva PLC	71,558	508,636
Babcock International Group PLC	7,298	81,297
BAE Systems PLC	57,544	456,544
Barclays PLC	297,229	796,946
Barratt Developments PLC	18,556	150,706
Berkeley Group Holdings PLC	2,337	107,779
BHP Billiton PLC	39,111	713,150
BP PLC	348,936	2,049,564
British American Tobacco PLC	33,177	2,063,800
British American Tobacco PLC — ADR	8,190	512,039
British Land Co. PLC	16,121	129,902
BT Group PLC	148,407	614,152
Bunzl PLC	6,901	208,366
Burberry Group PLC	7,923	178,723
Capita PLC	12,604	109,515
Carnival PLC	3,147	212,411
Centrica PLC	90,147	236,155
Cobham PLC	36,833	64,489
Coca-Cola European Partners PLC	3,796	164,758
Compass Group PLC	28,885	616,324
ConvaTec Group PLC (b)(c)	18,835	77,212
Croda International PLC	2,094	102,179
Delphi Automotive PLC	5,105	461,594
Diageo PLC	45,276	1,462,277
Direct Line Insurance Group PLC	22,495	111,173
Dixons Carphone PLC	16,826	59,762
easyJet PLC	3,211	52,373
Fiat Chrysler Automobiles NV (b)	18,205	219,522
G4S PLC	25,652	111,348
GKN PLC	30,392	128,934
GlaxoSmithKline PLC	88,323	1,758,243
Hammerson PLC	14,979	113,519
Hargreaves Lansdown PLC	4,792	87,193
Hikma Pharmaceuticals PLC	2,463	45,848
HSBC Holdings PLC	361,695	3,622,342
IHS Markit Ltd. (b)	7,123	332,288
IMI PLC	4,912	78,004
Imperial Brands PLC	18,277	752,707
Inmarsat PLC	8,887	90,951
InterContinental Hotels Group PLC	3,419	193,462
Intertek Group PLC	2,824	160,192
Intu Properties PLC	16,499	55,622
Investec PLC	10,837	82,285
ITV PLC	57,260	130,942
J. Sainsbury PLC	22,766	73,556
Johnson Matthey PLC	2,989	110,780
Kingfisher PLC	37,017	143,654
Land Securities Group PLC	12,237	165,022
Legal & General Group PLC	112,668	398,926
Liberty Global PLC, Class A (b)	4,143	140,282
Liberty Global PLC, Class C (b)	10,207	334,483
Lloyds Banking Group PLC	1,332,448	1,151,950
London Stock Exchange Group PLC	6,211	307,487
Marks & Spencer Group PLC	26,796	113,886
Meggitt PLC	16,302	108,201
Merlin Entertainments PLC (c)	12,115	75,016
Mondi PLC	7,101	187,036
National Grid PLC	61,690	763,344
Next PLC	2,856	148,870
Old Mutual PLC	91,767	238,014
Pearson PLC	15,719	136,033
Pentair PLC	3,546	223,646
Persimmon PLC	6,708	221,639
Petrofac Ltd.	4,484	26,495
Provident Financial PLC	2,321	63,184

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	31

Schedule of Investments (continued)	iShares MSCI Developed World Index Fund

Common Stocks	Shares	Value
United Kingdom (continued)
Prudential PLC	47,021	$1,147,335
Randgold Resources Ltd.	1,437	133,762
Reckitt Benckiser Group PLC	12,078	1,174,311
RELX NV	17,559	368,816
RELX PLC	19,279	419,921
Rio Tinto PLC	21,910	1,026,856
Rolls-Royce Holdings PLC (b)	29,932	350,711
Royal Bank of Scotland Group PLC (b)	63,266	207,421
Royal Mail PLC	15,552	82,696
RSA Insurance Group PLC	15,370	132,333
Sage Group PLC	19,297	171,608
Schroders PLC	2,256	102,517
Segro PLC	19,205	133,661
Severn Trent PLC	3,985	117,826
Shire PLC	15,768	881,469
Sky PLC	17,978	229,114
Smith & Nephew PLC	16,961	295,120
Smiths Group PLC	7,020	142,189
SSE PLC	18,579	338,108
St. James’s Place PLC	8,490	136,369
Standard Chartered PLC (b)	58,711	656,287
Standard Life PLC	40,134	231,015
Tate & Lyle PLC	8,226	72,941
Taylor Wimpey PLC	58,517	146,971
TechnipFMC PLC (b)	7,292	208,114
Tesco PLC (b)	138,670	318,735
Travis Perkins PLC	4,478	89,687
Unilever PLC	23,222	1,324,414
United Utilities Group PLC	13,172	156,095
Vodafone Group PLC	481,596	1,411,728
Weir Group PLC	3,542	85,733
Whitbread PLC	3,467	176,054
Willis Towers Watson PLC	2,296	341,829
WM Morrison Supermarkets PLC	36,020	114,241
Wolseley PLC	5,480	327,199
Worldpay Group PLC (c)	33,890	165,377
WPP PLC	23,018	469,424

		42,108,689
United States — 56.8%
3M Co.	10,932	2,199,190
Abbott Laboratories	31,378	1,543,170
AbbVie, Inc.	29,327	2,050,251
Accenture PLC, Class A	11,552	1,488,129
Activision Blizzard, Inc.	12,414	766,937
Acuity Brands, Inc.	762	154,419
Adobe Systems, Inc. (b)	9,162	1,342,141
Advance Auto Parts, Inc.	1,300	145,613
Advanced Micro Devices, Inc. (b)	14,826	201,782
AES Corp.	12,414	138,789
Aetna, Inc.	6,130	945,920
Affiliated Managers Group, Inc.	1,048	194,750
Aflac, Inc.	7,031	560,722
AGCO Corp.	1,150	82,961
Agilent Technologies, Inc.	6,099	364,659
AGNC Investment Corp.	6,048	128,097
Air Products & Chemicals, Inc.	3,931	558,792
Akamai Technologies, Inc. (b)	3,322	156,599
Albemarle Corp.	2,220	257,076
Alexandria Real Estate Equities, Inc.	1,544	187,210
Alexion Pharmaceuticals, Inc. (b)	4,199	576,691
Align Technology, Inc. (b)	1,241	207,532
Alkermes PLC (b)	2,719	147,941
Alleghany Corp. (b)	187	114,695
Allergan PLC	6,199	1,564,194
Alliance Data Systems Corp.	992	239,499
Alliant Energy Corp.	3,989	161,674

Common Stocks	Shares	Value
United States (continued)
Allstate Corp.	6,534	$594,594
Ally Financial, Inc.	8,169	184,946
Alphabet, Inc., Class A (b)	5,393	5,099,081
Alphabet, Inc., Class C (b)	5,664	5,270,352
Altria Group, Inc.	34,747	2,257,513
Amazon.com, Inc. (b)	7,325	7,235,488
AMERCO, Inc.	134	52,067
Ameren Corp.	4,011	225,017
American Airlines Group, Inc.	2,221	112,027
American Electric Power Co., Inc.	8,984	633,731
American Express Co.	13,928	1,187,083
American Financial Group, Inc.	1,198	121,477
American International Group, Inc.	17,418	1,140,008
American Tower Corp.	7,763	1,058,330
American Water Works Co., Inc.	3,071	249,058
Ameriprise Financial, Inc.	2,784	403,346
AmerisourceBergen Corp.	2,826	265,135
AMETEK, Inc.	4,136	254,695
Amgen, Inc.	13,481	2,352,569
Amphenol Corp., Class A	5,537	424,245
Anadarko Petroleum Corp.	9,948	454,325
Analog Devices, Inc.	6,615	522,651
Andeavor	2,783	276,992
Annaly Capital Management, Inc.	17,761	213,665
ANSYS, Inc. (b)(d)	1,396	180,852
Antero Resources Corp. (b)	3,996	82,398
Anthem, Inc.	4,851	903,305
AO Smith Corp.	2,481	132,858
Aon PLC	4,584	633,371
Apache Corp.	7,292	360,808
Apple, Inc.	94,757	14,093,209
Applied Materials, Inc.	19,837	878,977
Aramark	4,409	175,743
Arch Capital Group Ltd. (b)	2,585	251,417
Archer-Daniels-Midland Co.	10,031	423,108
Arconic, Inc.	6,939	172,018
Arista Networks, Inc. (b)	742	110,773
Arrow Electronics, Inc. (b)	1,441	117,139
Arthur J Gallagher & Co.	2,999	176,311
Assurant, Inc.	913	96,112
AT&T, Inc.	110,432	4,306,848
Athene Holding Ltd., Class A (b)	2,461	124,354
Atmos Energy Corp.	1,731	150,182
Autodesk, Inc. (b)	3,769	417,568
Automatic Data Processing, Inc.	7,892	938,438
AutoNation, Inc. (b)	1,141	48,356
AutoZone, Inc. (b)	489	263,972
AvalonBay Communities, Inc.	2,421	465,679
Avery Dennison Corp.	1,420	131,961
Avnet, Inc.	2,130	81,749
Axalta Coating Systems Ltd. (b)	3,969	125,023
Axis Capital Holdings Ltd.	1,335	86,214
Baker Hughes a GE Co.	7,154	263,911
Ball Corp.	5,963	249,850
Bank of America Corp.	182,995	4,413,815
Bank of New York Mellon Corp.	18,978	1,006,403
Baxter International, Inc.	8,472	512,387
BB&T Corp.	14,724	696,740
Becton Dickinson & Co.	4,294	864,812
Bed Bath & Beyond, Inc.	2,508	74,989
Berkshire Hathaway, Inc., Class B (b)	22,458	3,929,476
Best Buy Co., Inc.	4,914	286,683
Biogen, Inc. (b)	4,040	1,169,944
BioMarin Pharmaceutical, Inc. (b)	2,915	255,733
BlackRock, Inc. (e)	2,109	899,552
Boeing Co.	10,717	2,598,444
BorgWarner, Inc.	3,529	164,945

See Notes to Financial Statements.

32	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares MSCI Developed World Index Fund

Common Stocks	Shares	Value
United States (continued)
Boston Properties, Inc.	2,939	$355,354
Boston Scientific Corp. (b)	24,549	653,494
Bristol-Myers Squibb Co.	30,007	1,707,398
Brixmor Property Group, Inc.	4,579	89,703
Broadridge Financial Solutions, Inc.	1,935	146,789
Brown-Forman Corp., Class B	3,835	189,449
Bunge Ltd.	2,379	186,490
C.H. Robinson Worldwide, Inc.	2,315	151,864
C.R. Bard, Inc.	1,300	416,780
CA, Inc.	5,891	182,857
Cabot Oil & Gas Corp.	8,595	213,758
Cadence Design Systems, Inc. (b)	4,569	168,596
Camden Property Trust	1,516	135,985
Campbell Soup Co.	3,490	184,377
Capital One Financial Corp.	8,529	735,029
Cardinal Health, Inc.	5,882	454,443
CarMax, Inc. (b)	3,728	246,980
Carnival Corp.	6,575	439,078
Caterpillar, Inc.	10,368	1,181,434
CBOE Holdings, Inc.	1,621	153,233
CBRE Group, Inc., Class A (b)	4,970	188,810
CBS Corp., Class B	7,000	460,810
CDK Global, Inc.	2,253	148,202
CDW Corp.	2,957	187,563
Celanese Corp., Series A	2,776	266,968
Celgene Corp. (b)	13,906	1,883,011
Centene Corp. (b)	3,037	241,199
CenterPoint Energy, Inc.	7,608	214,470
CenturyLink, Inc.	8,933	207,871
Cerner Corp. (b)	5,123	329,768
CF Industries Holdings, Inc.	4,180	122,683
Charles Schwab Corp.	22,030	945,087
Charter Communications, Inc., Class A (b)	3,871	1,517,084
Cheniere Energy, Inc. (b)	3,631	164,121
Chevron Corp.	34,408	3,757,010
Chipotle Mexican Grill, Inc. (b)	476	163,635
Chubb Ltd.	8,445	1,236,855
Church & Dwight Co., Inc.	4,281	228,391
Cigna Corp.	4,656	808,095
Cimarex Energy Co.	1,771	175,382
Cincinnati Financial Corp.	3,446	262,447
Cintas Corp.	1,566	211,175
Cisco Systems, Inc.	91,334	2,872,454
CIT Group, Inc.	3,131	149,192
Citigroup, Inc.	50,481	3,455,424
Citizens Financial Group, Inc.	10,596	371,708
Citrix Systems, Inc. (b)	2,858	225,725
Clorox Co.	2,176	290,474
CME Group, Inc.	5,976	732,777
CMS Energy Corp.	4,746	219,455
Coach, Inc.	4,960	233,814
Coca-Cola Co.	74,353	3,408,342
Cognizant Technology Solutions Corp., Class A	10,995	762,173
Colgate-Palmolive Co.	14,889	1,074,986
Colony NorthStar, Inc., Class A	8,385	122,756
Comcast Corp., Class A	86,223	3,487,720
Comerica, Inc.	3,222	232,983
CommScope Holding Co., Inc. (b)	3,132	115,195
Conagra Brands, Inc.	7,867	269,366
Concho Resources, Inc. (b)	2,655	345,840
ConocoPhillips	21,949	995,826
Consolidated Edison, Inc.	5,669	469,733
Constellation Brands, Inc., Class A	3,176	614,080
Continental Resources, Inc. (b)	1,982	66,258
Cooper Cos., Inc.	855	208,509
Corning, Inc.	16,213	472,447
CoStar Group, Inc. (b)	592	163,126

Common Stocks	Shares	Value
United States (continued)
Costco Wholesale Corp.	7,779	$1,233,049
Coty, Inc., Class A	8,742	179,036
Crown Castle International Corp.	7,272	731,418
Crown Holdings, Inc. (b)	2,363	140,528
CSX Corp.	16,999	838,731
Cummins, Inc.	2,797	469,616
CVS Health Corp.	18,997	1,518,430
D.R. Horton, Inc.	6,371	227,381
Danaher Corp.	11,132	907,147
Darden Restaurants, Inc.	2,136	179,168
DaVita, Inc. (b)	2,542	164,671
Deere & Co.	4,716	604,968
Dell Technologies, Inc., Class V (b)	4,305	276,682
Delta Air Lines, Inc.	2,949	145,563
Dentsply Sirona, Inc.	4,227	262,201
Devon Energy Corp.	9,027	300,689
DexCom, Inc. (b)	1,861	123,961
Diamondback Energy, Inc. (b)	1,535	147,176
Dick’s Sporting Goods, Inc.	1,523	56,869
Digital Realty Trust, Inc.	3,051	351,902
Discover Financial Services	7,657	466,618
Discovery Communications, Inc., Class A (b)	2,656	65,338
Discovery Communications, Inc., Class C (b)	4,225	97,724
DISH Network Corp., Class A (b)	3,911	250,421
Dollar General Corp.	4,665	350,621
Dollar Tree, Inc. (b)	4,020	289,762
Dominion Resources, Inc.	11,561	892,278
Domino’s Pizza, Inc.	775	144,537
Dover Corp.	2,745	230,580
Dow Chemical Co.	22,494	1,445,015
Dr. Pepper Snapple Group, Inc.	3,103	282,869
DTE Energy Co.	3,024	323,749
Duke Energy Corp.	13,131	1,117,711
Duke Realty Corp.	5,931	169,567
DXC Technology Co.	5,075	397,778
E*Trade Financial Corp. (b)	5,561	228,001
E.I. du Pont de Nemours & Co.	15,599	1,282,394
East West Bancorp, Inc.	2,319	132,137
Eastman Chemical Co.	2,699	224,449
Eaton Corp. PLC	7,962	623,026
Eaton Vance Corp.	2,203	108,145
eBay, Inc. (b)	18,917	675,904
Ecolab, Inc.	4,761	626,881
Edison International	5,823	458,154
Edwards Lifesciences Corp. (b)	3,973	457,610
Electronic Arts, Inc. (b)	5,624	656,546
Eli Lilly & Co.	18,064	1,493,170
Emerson Electric Co.	12,375	737,674
Entergy Corp.	3,294	252,716
Envision Healthcare Corp. (b)	2,065	116,528
EOG Resources, Inc.	10,851	1,032,364
EQT Corp.	3,514	223,842
Equifax, Inc.	2,012	292,625
Equinix, Inc.	1,354	610,288
Equity Residential	6,582	447,971
Essex Property Trust, Inc.	1,127	294,936
Estee Lauder Cos., Inc., Class A	4,181	413,877
Everest Re Group Ltd.	730	191,545
Eversource Energy	6,083	369,786
Exelon Corp.	16,364	627,396
Expedia, Inc.	2,138	334,533
Expeditors International of Washington, Inc.	2,981	175,521
Express Scripts Holding Co. (b)	10,883	681,711
Extra Space Storage, Inc.	2,314	183,963
Exxon Mobil Corp.	75,059	6,007,722
F5 Networks, Inc. (b)	1,040	125,580
Facebook, Inc., Class A (b)	42,536	7,199,218

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	33

Schedule of Investments (continued)	iShares MSCI Developed World Index Fund

Common Stocks	Shares	Value
United States (continued)
Fastenal Co.	5,004	$214,972
Federal Realty Investment Trust	1,481	196,425
FedEx Corp.	4,770	992,303
Fidelity National Information Services, Inc.	6,053	552,155
Fifth Third Bancorp	14,247	380,395
First Data Corp., Class A (b)	5,690	106,175
First Republic Bank	2,651	265,975
FirstEnergy Corp.	8,267	263,800
Fiserv, Inc. (b)	3,983	511,815
FleetCor Technologies, Inc. (b)	1,553	236,149
Flex Ltd. (b)	8,847	141,464
FLIR Systems, Inc.	2,261	84,381
Flowserve Corp.	2,213	91,021
Fluor Corp.	2,302	99,976
FMC Corp.	2,272	173,535
FNF Group	4,774	233,258
Foot Locker, Inc.	3,426	161,673
Ford Motor Co.	65,600	736,032
Fortinet, Inc. (b)	2,400	88,584
Fortive Corp.	5,338	345,582
Fortune Brands Home & Security, Inc.	2,803	184,073
Franklin Resources, Inc.	5,620	251,664
Freeport-McMoRan, Inc. (b)	23,734	346,991
Gap, Inc.	4,162	99,180
Garmin Ltd.	2,104	105,600
Gartner, Inc. (b)	1,508	193,507
General Dynamics Corp.	4,566	896,443
General Electric Co.	156,781	4,015,161
General Mills, Inc.	10,240	569,958
General Motors Co.	23,796	856,180
Genuine Parts Co.	2,648	224,895
GGP, Inc.	10,334	233,652
Gilead Sciences, Inc.	23,733	1,805,844
Global Payments, Inc.	2,828	266,878
Goldman Sachs Group, Inc.	6,643	1,496,867
Goodyear Tire & Rubber Co.	4,171	131,428
H&R Block, Inc.	3,364	102,602
Halliburton Co.	15,568	660,706
Hanesbrands, Inc.	7,027	161,059
Harley-Davidson, Inc.	2,809	136,714
Harris Corp.	2,079	237,983
Hartford Financial Services Group, Inc.	7,057	388,135
Hasbro, Inc.	1,857	196,619
HCA Holdings, Inc. (b)	5,519	443,396
HCP, Inc.	8,404	265,987
HD Supply Holdings, Inc. (b)	3,245	105,430
Helmerich & Payne, Inc.	1,606	81,296
Henry Schein, Inc. (b)	1,413	257,463
Hershey Co.	2,408	253,586
Hess Corp.	5,008	223,056
Hewlett Packard Enterprise Co.	29,584	518,016
Hilton Worldwide Holdings, Inc.	3,256	203,598
HollyFrontier Corp.	2,528	72,908
Hologic, Inc. (b)	4,765	210,661
Home Depot, Inc.	22,207	3,322,167
Honeywell International, Inc.	12,946	1,762,210
Hormel Foods Corp.	4,653	158,993
Host Hotels & Resorts, Inc.	13,631	254,354
HP, Inc.	29,581	564,997
Humana, Inc.	2,649	612,449
Huntington Bancshares, Inc.	21,648	286,836
Huntington Ingalls Industries, Inc.	969	199,721
IDEX Corp.	1,228	143,111
IDEXX Laboratories, Inc. (b)	1,728	287,643
Illinois Tool Works, Inc.	5,604	788,539
Illumina, Inc. (b)	2,709	470,960
Incyte Corp. (b)	2,991	398,670

Common Stocks	Shares	Value
United States (continued)
Ingersoll-Rand PLC	4,680	$411,278
Ingredion, Inc.	1,355	167,099
Intel Corp.	85,916	3,047,441
Intercontinental Exchange, Inc.	10,454	697,386
International Business Machines Corp.	16,503	2,387,489
International Flavors & Fragrances, Inc.	1,372	182,723
International Paper Co.	6,691	367,871
Interpublic Group of Cos., Inc.	6,381	137,893
Intuit, Inc.	4,363	598,647
Intuitive Surgical, Inc. (b)	706	662,412
Invesco Ltd.	7,402	257,368
Iron Mountain, Inc.	3,933	143,279
J.M. Smucker Co.	2,030	247,457
Jack Henry & Associates, Inc.	1,249	134,043
Jacobs Engineering Group, Inc.	2,188	115,351
Jazz Pharmaceuticals PLC (b)	1,232	189,248
JB Hunt Transport Services, Inc.	1,395	126,540
JBG SMITH Properties (b)	1,472	52,227
Johnson & Johnson	49,040	6,508,589
Johnson Controls International PLC	16,754	652,568
Jones Lang LaSalle, Inc.	833	105,974
JPMorgan Chase & Co.	64,799	5,948,548
Juniper Networks, Inc.	6,144	171,725
Kansas City Southern	1,824	188,219
Kellogg Co.	4,463	303,484
KeyCorp	19,275	347,721
Kimberly-Clark Corp.	6,791	836,380
Kimco Realty Corp.	8,019	161,823
Kinder Morgan, Inc.	35,660	728,534
KLA-Tencor Corp.	2,849	263,903
Kohl’s Corp.	2,915	120,535
Kraft Heinz Co.	11,139	974,217
Kroger Co.	16,771	411,225
L Brands, Inc.	4,034	187,137
L3 Technologies, Inc.	1,561	273,128
Laboratory Corp. of America Holdings (b)	1,999	317,661
Lam Research Corp.	3,060	487,948
Las Vegas Sands Corp.	7,524	463,554
Lear Corp.	1,290	191,165
Leggett & Platt, Inc.	2,066	99,540
Leidos Holdings, Inc.	2,300	122,912
Lennar Corp., Class A	3,790	198,748
Lennox International, Inc.	622	106,362
Leucadia National Corp.	6,706	174,557
Level 3 Communications, Inc. (b)	5,219	306,251
Liberty Broadband Corp., Class C (b)	1,964	194,790
Liberty Interactive Corp QVC Group, Series A (b)	8,059	192,932
Liberty Media Corp. — Liberty SiriusXM, Class A (b)	1,244	57,386
Liberty Media Corp. — Liberty SiriusXM, Class C (b)	3,311	152,306
Liberty Property Trust	2,627	110,387
Lincoln National Corp.	3,891	284,276
LKQ Corp. (b)	5,469	189,009
Lockheed Martin Corp.	4,739	1,384,404
Loews Corp.	5,234	254,791
Lowe’s Cos., Inc.	15,742	1,218,431
lululemon athletica, Inc. (b)(d)	1,871	115,328
LyondellBasell Industries NV, Class A	6,317	569,099
M&T Bank Corp.	2,500	407,875
Macerich Co.	2,163	124,135
Macquarie Infrastructure Corp.	1,155	87,561
Macy’s, Inc.	4,882	115,947
Mallinckrodt PLC (b)	1,944	89,035
ManpowerGroup, Inc.	1,284	137,581
Marathon Oil Corp.	14,459	176,834
Marathon Petroleum Corp.	9,719	544,167
Markel Corp. (b)	285	305,380
Marriott International, Inc., Class A	5,845	608,991

See Notes to Financial Statements.

34	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares MSCI Developed World Index Fund

Common Stocks	Shares	Value
United States (continued)
Marsh & McLennan Cos., Inc.	9,323	$726,914
Martin Marietta Materials, Inc.	1,062	240,469
Masco Corp.	5,627	214,558
Mastercard, Inc., Class A	17,507	2,237,395
Mattel, Inc.	6,087	121,862
Maxim Integrated Products, Inc.	5,114	232,380
McCormick & Co., Inc.	1,999	190,505
McDonald’s Corp.	15,210	2,359,679
McKesson Corp.	3,766	609,602
MEDNAX, Inc. (b)	1,843	86,584
Merck & Co., Inc.	50,372	3,217,763
MetLife, Inc.	16,610	913,550
Mettler-Toledo International, Inc. (b)	474	271,640
MGM Resorts International	7,646	251,783
Michael Kors Holdings Ltd. (b)	2,803	102,141
Microchip Technology, Inc.	4,190	335,368
Micron Technology, Inc. (b)	18,370	516,564
Microsoft Corp.	132,587	9,639,075
Mid-America Apartment Communities, Inc.	1,989	205,921
Middleby Corp. (b)(d)	968	126,498
Mohawk Industries, Inc. (b)	1,122	279,367
Molson Coors Brewing Co., Class B	3,239	288,206
Mondelez International, Inc., Class A	28,381	1,249,332
Monsanto Co.	7,745	904,771
Monster Beverage Corp. (b)	7,667	404,434
Moody’s Corp.	3,233	425,560
Morgan Stanley	24,876	1,166,684
Mosaic Co.	5,890	142,185
Motorola Solutions, Inc.	3,070	278,388
MSCI, Inc.	1,860	202,647
Murphy Oil Corp.	2,509	66,689
Mylan NV (b)	7,946	309,815
Nasdaq, Inc.	2,099	156,103
National Oilwell Varco, Inc.	7,604	248,727
National Retail Properties, Inc.	2,754	110,105
Navient Corp.	4,485	66,154
NetApp, Inc.	5,073	220,270
Netflix, Inc. (b)	7,811	1,418,946
New York Community Bancorp, Inc.	8,753	114,927
Newell Brands, Inc.	8,905	469,472
Newfield Exploration Co. (b)	3,558	102,221
Newmont Mining Corp.	9,125	339,176
News Corp., Class A	6,394	91,498
NextEra Energy, Inc.	8,569	1,251,845
Nielsen Holdings PLC	7,064	303,823
NIKE, Inc., Class B	24,477	1,445,367
NiSource, Inc.	6,822	177,781
Noble Energy, Inc.	8,273	239,172
Nordstrom, Inc.	2,002	97,237
Norfolk Southern Corp.	5,065	570,218
Northern Trust Corp.	3,908	341,989
Northrop Grumman Corp.	2,914	766,761
Norwegian Cruise Line Holdings Ltd. (b)	2,578	141,970
Nuance Communications, Inc. (b)	4,280	74,044
Nucor Corp.	6,076	350,403
NVIDIA Corp.	9,924	1,612,749
NVR, Inc. (b)	57	148,795
O’Reilly Automotive, Inc. (b)	1,727	352,826
Occidental Petroleum Corp.	13,659	845,902
OGE Energy Corp.	3,606	129,311
Omnicom Group, Inc.	4,488	353,385
ONEOK, Inc.	6,746	381,621
Oracle Corp.	56,384	2,815,253
PACCAR, Inc.	6,209	425,006
Packaging Corp. of America	1,666	182,394
Palo Alto Networks, Inc. (b)	1,713	225,739
Parker-Hannifin Corp.	2,501	415,116

Common Stocks	Shares	Value
United States (continued)
Parsley Energy, Inc., Class A (b)	3,700	$108,336
Patterson Cos., Inc.	1,629	67,962
Paychex, Inc.	6,228	360,290
PayPal Holdings, Inc. (b)	21,378	1,251,682
People’s United Financial, Inc.	5,864	102,268
PepsiCo, Inc.	25,928	3,023,464
Perrigo Co. PLC	2,324	174,114
Pfizer, Inc.	108,105	3,584,762
PG&E Corp.	9,030	611,241
Philip Morris International, Inc.	28,273	3,299,742
Phillips 66	7,986	668,827
Pinnacle West Capital Corp.	1,966	170,511
Pioneer Natural Resources Co.	3,007	490,442
Plains GP Holdings LP, Class A (b)	2,501	68,377
PNC Financial Services Group, Inc. (e)	8,453	1,088,746
Polaris Industries, Inc.	1,159	103,916
PPG Industries, Inc.	4,538	477,624
PPL Corp.	12,811	491,046
Praxair, Inc.	4,991	649,629
Priceline Group, Inc. (b)	884	1,793,194
Principal Financial Group, Inc.	4,999	333,683
Procter & Gamble Co.	45,992	4,176,993
Progressive Corp.	10,347	487,654
Prologis, Inc.	9,750	592,897
Prudential Financial, Inc.	7,622	863,039
Public Service Enterprise Group, Inc.	9,034	406,259
Public Storage	2,810	577,652
PulteGroup, Inc.	4,809	117,436
PVH Corp.	1,353	161,399
Qorvo, Inc. (b)	2,653	181,890
QUALCOMM, Inc.	26,761	1,423,418
Quest Diagnostics, Inc.	2,374	257,128
Quintiles IMS Holdings, Inc. (b)	2,476	224,202
Ralph Lauren Corp.	965	73,002
Range Resources Corp.	3,981	84,039
Raymond James Financial, Inc.	2,088	173,701
Raytheon Co.	5,529	949,716
Realty Income Corp.	5,088	290,321
Red Hat, Inc. (b)	3,505	346,539
Regency Centers Corp.	2,778	183,959
Regeneron Pharmaceuticals, Inc. (b)	1,400	688,268
Regions Financial Corp.	20,532	299,767
Reinsurance Group of America, Inc.	941	131,928
RenaissanceRe Holdings Ltd.	254	37,315
Republic Services, Inc.	4,145	266,192
ResMed, Inc.	2,455	189,330
Robert Half International, Inc.	2,401	108,645
Rockwell Automation, Inc.	2,458	405,644
Rockwell Collins, Inc.	2,807	299,030
Rollins, Inc.	1,578	68,501
Roper Technologies, Inc.	1,903	442,371
Ross Stores, Inc.	6,988	386,576
Royal Caribbean Cruises Ltd.	3,309	374,149
S&P Global, Inc.	4,706	722,795
Sabre Corp.	3,111	68,846
salesforce.com, Inc. (b)	11,707	1,062,996
SBA Communications Corp. (b)	2,188	300,959
SCANA Corp.	2,213	142,451
Schlumberger Ltd.	25,003	1,715,206
Scripps Networks Interactive, Inc., Class A	1,463	127,881
Sealed Air Corp.	3,522	153,242
Seattle Genetics, Inc. (b)	1,929	97,414
SEI Investments Co.	2,544	143,761
Sempra Energy	4,418	499,278
ServiceNow, Inc. (b)	2,975	328,589
Sherwin-Williams Co.	1,529	515,686
Signature Bank (b)	1,035	143,430

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	35

Schedule of Investments (continued)	iShares MSCI Developed World Index Fund

Common Stocks	Shares	Value
United States (continued)
Signet Jewelers Ltd.	1,291	$78,958
Simon Property Group, Inc.	5,867	929,919
Sirius XM Holdings, Inc. (d)	29,152	170,831
Skyworks Solutions, Inc.	3,147	330,026
SL Green Realty Corp.	1,615	166,781
Snap-on, Inc.	1,009	155,588
Southern Co.	18,809	901,515
Southwest Airlines Co.	2,543	141,162
Spectrum Brands Holdings, Inc.	483	55,758
Splunk, Inc. (b)	2,859	171,569
Sprint Corp. (b)(d)	14,643	116,851
SS&C Technologies Holdings, Inc.	2,788	108,063
Stanley Black & Decker, Inc.	3,070	431,918
Staples, Inc.	11,225	113,934
Starbucks Corp.	26,242	1,416,543
State Street Corp.	6,889	642,261
Steel Dynamics, Inc.	3,899	138,064
Stericycle, Inc. (b)	1,453	111,997
Stryker Corp.	6,172	907,901
SunTrust Banks, Inc.	9,129	523,000
SVB Financial Group (b)	842	150,246
Symantec Corp.	10,482	324,837
Synchrony Financial	15,169	459,924
Synopsys, Inc. (b)	2,651	202,987
Sysco Corp.	9,059	476,685
T-Mobile U.S., Inc. (b)	5,591	344,741
T. Rowe Price Group, Inc.	4,664	385,806
Targa Resources Corp.	4,514	209,495
Target Corp.	9,514	539,158
TD Ameritrade Holding Corp.	4,289	196,136
Teleflex, Inc.	722	149,613
TESARO, Inc. (b)	606	77,362
Tesla, Inc. (b)	2,387	772,123
Texas Instruments, Inc.	18,469	1,503,007
Textron, Inc.	4,755	233,613
Thermo Fisher Scientific, Inc.	7,188	1,261,710
Tiffany & Co.	2,162	206,493
Time Warner, Inc.	13,860	1,419,541
TJX Cos., Inc.	11,542	811,518
Toll Brothers, Inc.	2,273	87,715
Torchmark Corp.	1,844	145,621
Total System Services, Inc.	2,943	186,763
Tractor Supply Co.	2,134	119,760
TransDigm Group, Inc.	944	266,340
Travelers Cos., Inc.	4,967	636,223
Trimble, Inc. (b)	4,241	158,741
TripAdvisor, Inc. (b)	2,387	93,141
Twenty-First Century Fox, Inc., Class A	18,719	544,723
Twenty-First Century Fox, Inc., Class B	8,096	232,274
Twitter, Inc. (b)	10,497	168,897
Tyson Foods, Inc., Class A	5,526	350,127
U.S. Bancorp	30,562	1,613,062
UDR, Inc.	5,474	213,979
UGI Corp.	3,168	159,889
Ulta Salon Cosmetics & Fragrance, Inc. (b)	1,075	270,051
Under Armour, Inc., Class A (b)(d)	2,997	60,000
Under Armour, Inc., Class C (b)	2,939	53,225
Union Pacific Corp.	14,647	1,508,055
United Continental Holdings, Inc. (b)	1,394	94,346
United Parcel Service, Inc., Class B	12,430	1,370,905
United Rentals, Inc. (b)	1,588	188,908
United Technologies Corp.	13,758	1,631,286
United Therapeutics Corp. (b)	873	112,093
UnitedHealth Group, Inc.	17,451	3,347,276
Universal Health Services, Inc., Class B	1,452	160,925
Unum Group	4,225	211,799

Common Stocks	Shares	Value
United States (continued)
Vail Resorts, Inc.	643	$135,519
Valero Energy Corp.	8,067	556,381
Vantiv, Inc., Class A (b)	2,629	167,073
Varian Medical Systems, Inc. (b)	1,514	147,040
VCA, Inc. (b)	1,307	121,002
Veeva Systems, Inc., Class A (b)	1,715	109,348
Ventas, Inc.	6,727	453,063
VEREIT, Inc.	18,591	154,491
VeriSign, Inc. (b)	1,586	160,456
Verisk Analytics, Inc. (b)	2,855	249,127
Verizon Communications, Inc.	74,371	3,599,556
Vertex Pharmaceuticals, Inc. (b)	4,441	674,233
VF Corp.	6,371	396,212
Viacom, Inc., Class B	6,127	213,955
Visa, Inc., Class A	33,901	3,375,184
VMware, Inc., Class A (b)(d)	1,135	105,226
Vornado Realty Trust	2,945	233,686
Voya Financial, Inc.	3,587	140,754
Vulcan Materials Co.	2,251	277,143
W.R. Berkley Corp.	1,461	100,765
W.W. Grainger, Inc.	904	150,733
WABCO Holdings, Inc. (b)	879	120,924
Wabtec Corp.	1,443	108,744
Wal-Mart Stores, Inc.	28,283	2,262,357
Walgreens Boots Alliance, Inc.	16,569	1,336,621
Walt Disney Co.	28,714	3,156,530
Waste Management, Inc.	7,770	583,915
Waters Corp. (b)	1,400	242,816
WEC Energy Group, Inc.	6,000	377,820
Wells Fargo & Co.	86,727	4,678,054
Welltower, Inc.	6,738	494,502
Westar Energy, Inc.	2,443	123,982
Western Digital Corp.	5,367	456,839
Western Union Co.	7,990	157,802
WestRock Co.	4,571	262,467
Weyerhaeuser Co.	13,471	444,812
Whirlpool Corp.	1,253	222,884
Whole Foods Market, Inc.	6,232	260,248
Williams Cos., Inc.	15,701	498,978
Workday, Inc., Class A (b)	2,270	231,790
WR Grace & Co.	1,097	75,649
Wyndham Worldwide Corp.	1,756	183,274
Wynn Resorts Ltd.	1,318	170,470
Xcel Energy, Inc.	9,253	437,759
Xerox Corp.	3,853	118,172
Xilinx, Inc.	4,232	267,716
Xylem, Inc.	3,071	174,218
Yum! Brands, Inc.	6,015	454,012
Zayo Group Holdings, Inc. (b)	3,461	113,486
Zillow Group, Inc., Class C (b)	1,550	69,998
Zimmer Biomet Holdings, Inc.	3,769	457,255
Zions Bancorporation	3,256	147,562
Zoetis, Inc.	9,129	570,745

		392,974,065
Total Common Stocks — 98.2%		679,735,699

Preferred Stock
Germany — 0.1%
Volkswagen AG, Preference Shares, 0.00%	3,447	527,496
Total Preferred Securities — 0.1%		527,496
Total Long-Term Investments (Cost — $590,098,015) — 98.3%		680,263,195

See Notes to Financial Statements.

36	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares MSCI Developed World Index Fund

Short-Term Securities	Shares	Value
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.31% (e)(f)(g)	1,064,621	$1,064,940
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.99%, (e)(f)	6,164,430	6,164,430
Total Short-Term Securities (Cost — $7,229,370) — 1.0%		7,229,370
Total Investments (Cost — $597,327,385) — 99.3%		687,492,565
Other Assets Less Liabilities — 0.7%		4,565,032

Net Assets — 100.0%		$692,057,597

Notes to Schedule of Investments

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security, or a portion of security, is on loan.

(e)	During the year ended July 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Shares Purchased		Shares Sold	Shares Held at July 31, 2017	Value at July 31, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	1,064,621	[2]	—	1,064,621	$1,064,940	$907	[4]	$(8)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	6,164,430	[2]	—	6,164,430	6,164,430	3,778		—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	—		—	—	—	35,945		39	—
BlackRock Premier Government Institutional Fund	1,751,171	—		(1,751,171)[3]	—	—	2,317		—	—
BlackRock, Inc.	1,168	941		—	2,109	899,552	14,347		—	$107,189
iShares MSCI EAFE ETF	—	35,648		(35,648)	—	—	—		38,376	—
PNC Financial Services Group, Inc.	4,505	3,948		—	8,453	1,088,746	16,206		—	258,003
SL Liquidity Series, LLC, Money Market Series	10,972	—		(10,972)[3]	—	—	7,351	[4]	21	—
Total						$9,217,668	$80,851		$38,428	$365,192

[1] Includes net capital gain distributions.
[2] Represents net shares purchased.
[3] Represents net shares sold.

[4]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Current yield as of period end.

(g)	Security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Depreciation
Long Contracts
Euro Stoxx 50 Index	37	September 2017	$1,510	$(5,296)
FTSE 100 Index	12	September 2017	$1,157	(5,431)
Nikkei 225 Index	10	September 2017	$905	(4,683)
S&P 500 E-Mini Index	50	September 2017	$6,170	(5,334)
Total				$(20,744)

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	37

Schedule of Investments (continued)	iShares MSCI Developed World Index Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized depreciation[1]	—	—	$20,744	—	—	—	$20,744

[1] Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended July 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$1,452,784	—	—	—	$1,452,784

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(46,313)	—	—	—	$(46,313)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$8,580,038

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$225,545	—	—	$225,545
Australia	—	$18,129,281	—	18,129,281
Austria	—	628,707	—	628,707
Belgium	—	3,069,347	—	3,069,347
Bermuda	99,677	—	—	99,677
Canada	24,634,361	—	—	24,634,361
Denmark	—	4,675,074	—	4,675,074
Finland	—	2,588,478	—	2,588,478
France	—	25,984,213	—	25,984,213
Germany	55,150	23,329,816	—	23,384,966
Hong Kong	161,355	8,781,106	—	8,942,461
Ireland	2,833,579	1,574,786	—	4,408,365
Israel	1,055,781	581,535	—	1,637,316
Italy	71,881	5,518,001	—	5,589,882
Japan	444,147	58,724,831	—	59,168,978
Luxembourg	—	464,021	—	464,021
Mexico	—	60,314	—	60,314
Netherlands	1,031,291	12,701,280	—	13,732,571
New Zealand	69,548	385,548	—	455,096
Norway	97,057	1,602,674	—	1,699,731
Portugal	—	345,215	—	345,215
Singapore	1,771,265	3,382,894	—	5,154,159
Spain	—	9,059,965	—	9,059,965
Sweden	517,703	6,950,659	—	7,468,362
Switzerland	713,150	22,282,439	—	22,995,589

See Notes to Financial Statements.

38	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (concluded)	iShares MSCI Developed World Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
United Arab Emirates	—	$51,271	—	$51,271
United Kingdom	$2,695,976	39,412,713	—	42,108,689
United States	392,974,065	—	—	392,974,065
Preferred Stock	—	527,496	—	527,496
Short-Term Securities	7,229,370	—	—	7,229,370

Total	$436,680,901	$250,811,664	—	$687,492,565

Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(20,744)	—	—	$(20,744)
[1] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended July 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	39

Schedule of Investments July 31, 2017	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.5%
Arconic, Inc.	37,190	$921,965
HEICO Corp. (a)	2,213	177,859
HEICO Corp., Class A	4,449	316,101
Hexcel Corp.	8,738	447,123
Huntington Ingalls Industries, Inc.	4,282	882,563
L3 Technologies, Inc.	7,344	1,284,980
Orbital ATK, Inc.	5,473	559,231
Rockwell Collins, Inc.	15,369	1,637,259
Spirit Aerosystems Holdings, Inc., Class A	11,448	691,803
Teledyne Technologies, Inc. (b)	3,352	457,012
Textron, Inc.	25,453	1,250,555
TransDigm Group, Inc.	4,597	1,296,998

		9,923,449
Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	13,414	879,958
Expeditors International of Washington, Inc.	16,884	994,189
XPO Logistics, Inc. (a)(b)	10,464	628,991

		2,503,138
Airlines — 1.0%
Alaska Air Group, Inc.	11,409	972,389
American Airlines Group, Inc.	42,387	2,138,050
Copa Holdings SA, Class A	2,880	361,325
JetBlue Airways Corp. (a)(b)	31,630	693,646
Spirit Airlines, Inc. (b)	6,801	264,219
United Continental Holdings, Inc. (b)	26,684	1,805,973

		6,235,602
Auto Components — 1.1%
Adient PLC	8,933	584,844
Allison Transmission Holdings, Inc.	12,844	485,503
BorgWarner, Inc.	19,914	930,780
Delphi Automotive PLC	25,340	2,291,243
Gentex Corp.	27,234	463,540
Goodyear Tire & Rubber Co.	24,220	763,172
Lear Corp.	6,569	973,460
Visteon Corp. (b)	3,095	345,216

		6,837,758
Automobiles — 0.2%
Harley-Davidson, Inc.	16,768	816,147
Thor Industries, Inc.	4,717	496,936

		1,313,083
Banks — 4.2%
Associated Banc-Corp	14,806	354,604
Bank of Hawaii Corp.	3,915	327,568
Bank of the Ozarks, Inc.	10,909	470,723
BankUnited, Inc.	9,645	331,981
BOK Financial Corp.	2,282	194,130
CIT Group, Inc.	19,293	919,311
Citizens Financial Group, Inc.	48,109	1,687,664
Comerica, Inc.	16,710	1,208,300
Commerce Bancshares, Inc.	8,605	499,434
Cullen/Frost Bankers, Inc.	5,426	492,572
East West Bancorp, Inc.	13,720	781,766
Fifth Third Bancorp	71,515	1,909,451
First Hawaiian, Inc.	4,824	142,308
First Horizon National Corp.	21,408	373,141
First Republic Bank	14,833	1,488,195
FNB Corp.	29,710	407,027
Huntington Bancshares, Inc.	102,604	1,359,503
KeyCorp	103,406	1,865,462
M&T Bank Corp.	13,739	2,241,518
PacWest Bancorp	11,361	545,555
Pinnacle Financial Partners, Inc.	7,004	447,556
Popular, Inc.	9,776	411,961

Common Stocks	Shares	Value
Banks (continued)
Prosperity Bancshares, Inc.	6,364	$407,932
Regions Financial Corp.	113,907	1,663,057
Signature Bank (a)(b)	5,209	721,863
SunTrust Banks, Inc.	45,924	2,630,986
SVB Financial Group (b)	4,995	891,308
Synovus Financial Corp.	11,592	504,020
TCF Financial Corp.	14,673	231,247
Webster Financial Corp.	8,826	458,334
Western Alliance Bancorp (b)	9,187	462,841
Zions Bancorporation	19,067	864,116

		27,295,434
Beverages — 0.6%
Brown-Forman Corp., Class A	5,094	262,545
Brown-Forman Corp., Class B	16,808	830,315
Dr. Pepper Snapple Group, Inc.	17,412	1,587,369
Molson Coors Brewing Co., Class B	16,409	1,460,073

		4,140,302
Biotechnology — 1.6%
ACADIA Pharmaceuticals, Inc. (a)(b)	8,822	262,631
Agios Pharmaceuticals, Inc. (b)	3,799	212,516
Alkermes PLC (b)	14,575	793,026
Alnylam Pharmaceuticals, Inc. (b)	7,170	593,246
BioMarin Pharmaceutical, Inc. (b)	16,600	1,456,318
Bioverativ, Inc. (a)(b)	10,140	628,376
Exelixis, Inc. (b)	27,710	751,245
Incyte Corp. (a)(b)	16,015	2,134,639
Intercept Pharmaceuticals, Inc. (a)(b)	1,635	191,507
Intrexon Corp. (a)(b)	4,929	106,417
Ionis Pharmaceuticals, Inc. (b)	11,727	614,495
Juno Therapeutics, Inc. (a)(b)	5,787	164,524
Neurocrine Biosciences, Inc. (a)(b)	8,460	406,334
OPKO Health, Inc. (a)(b)	30,423	196,235
Seattle Genetics, Inc. (a)(b)	9,154	462,277
TESARO, Inc. (a)(b)	3,564	454,980
United Therapeutics Corp. (a)(b)	4,262	547,241

		9,976,007
Building Products — 0.8%
Allegion PLC	9,042	734,572
AO Smith Corp.	13,850	741,668
Armstrong World Industries, Inc. (a)(b)	4,034	195,851
Fortune Brands Home & Security, Inc.	14,657	962,525
Lennox International, Inc.	3,682	629,622
Masco Corp.	30,293	1,155,110
Owens Corning	10,685	716,429
USG Corp. (b)	7,997	216,239

		5,352,016
Capital Markets — 2.2%
Affiliated Managers Group, Inc.	5,401	1,003,668
Ameriprise Financial, Inc.	14,465	2,095,689
BGC Partners, Inc., Class A	21,009	264,924
E*Trade Financial Corp. (b)	26,151	1,072,232
Eaton Vance Corp.	10,584	519,569
Federated Investors, Inc., Class B	8,734	251,801
Invesco Ltd.	38,159	1,326,823
Lazard Ltd., Class A	11,437	534,222
Legg Mason, Inc.	8,424	337,044
LPL Financial Holdings, Inc.	8,516	389,692
Northern Trust Corp.	19,887	1,740,311
Raymond James Financial, Inc.	12,197	1,014,669
SEI Investments Co.	12,702	717,790
T. Rowe Price Group, Inc.	22,395	1,852,514
TD Ameritrade Holding Corp.	24,093	1,101,773

		14,222,721

See Notes to Financial Statements.

40	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares Russell Mid-Cap Index Fund

Common Stocks	Shares	Value
Chemicals — 2.1%
Albemarle Corp.	10,453	$1,210,457
Ashland Global Holdings, Inc.	6,028	391,639
Axalta Coating Systems Ltd. (b)	20,186	635,859
Cabot Corp.	5,620	305,335
Celanese Corp., Series A	13,171	1,266,655
CF Industries Holdings, Inc.	22,175	650,866
Chemours Co.	17,598	837,841
Eastman Chemical Co.	13,818	1,149,105
FMC Corp.	12,714	971,095
Huntsman Corp.	18,776	499,817
International Flavors & Fragrances, Inc.	7,478	995,920
Mosaic Co.	33,280	803,403
NewMarket Corp.	684	314,715
Olin Corp.	15,778	465,136
Platform Specialty Products Corp. (a)(b)	20,239	283,548
RPM International, Inc.	12,449	645,730
Scotts Miracle-Gro Co., Class A	4,264	409,301
Valvoline, Inc.	19,675	446,032
Versum Materials, Inc.	10,576	372,910
Westlake Chemical Corp.	3,520	247,667
WR Grace & Co.	6,558	452,240

		13,355,271
Commercial Services & Supplies — 1.0%
Cintas Corp.	8,152	1,099,297
Clean Harbors, Inc. (a)(b)	4,798	272,527
Copart, Inc. (a)(b)	18,215	573,590
Iron Mountain, Inc. (a)	25,202	918,145
KAR Auction Services, Inc.	13,094	550,472
Pitney Bowes, Inc.	17,142	269,815
Republic Services, Inc.	21,777	1,398,519
Rollins, Inc.	9,244	401,282
Stericycle, Inc. (a)(b)	7,886	607,853

		6,091,500
Communications Equipment — 1.3%
Arista Networks, Inc. (b)	5,005	747,196
ARRIS International PLC (a)(b)	17,258	482,534
Brocade Communications Systems, Inc.	39,132	494,250
CommScope Holding Co., Inc. (b)	18,097	665,608
EchoStar Corp., Class A (b)	4,325	262,657
F5 Networks, Inc. (a)(b)	6,213	750,220
Harris Corp.	11,573	1,324,761
Juniper Networks, Inc.	35,573	994,293
Motorola Solutions, Inc.	15,514	1,406,810
Palo Alto Networks, Inc. (b)	8,449	1,113,409

		8,241,738
Construction & Engineering — 0.3%
AECOM (a)(b)	14,896	475,214
Fluor Corp.	13,299	577,576
Jacobs Engineering Group, Inc.	11,392	600,586
Quanta Services, Inc. (a)(b)	14,169	477,920

		2,131,296
Construction Materials — 0.5%
Eagle Materials, Inc. (a)	4,413	415,264
Martin Marietta Materials, Inc.	5,949	1,347,032
Vulcan Materials Co.	12,451	1,533,090

		3,295,386
Consumer Finance — 1.1%
Ally Financial, Inc.	44,031	996,884
Credit Acceptance Corp. (a)(b)	1,023	254,829
Discover Financial Services	36,021	2,195,120
Navient Corp.	26,394	389,312
OneMain Holdings, Inc. (a)(b)	4,862	130,010
Santander Consumer USA Holdings, Inc. (a)(b)	13,558	173,678
SLM Corp. (a)(b)	41,530	460,152
Synchrony Financial	77,260	2,342,554

		6,942,539

Common Stocks	Shares	Value
Containers & Packaging — 1.4%
Aptargroup, Inc.	5,883	$476,111
Ardagh Group SA	1,985	44,543
Avery Dennison Corp.	8,461	786,281
Ball Corp.	32,816	1,375,032
Bemis Co., Inc.	8,908	377,432
Berry Global Group, Inc. (b)	12,474	699,542
Crown Holdings, Inc. (a)(b)	12,438	739,688
Graphic Packaging Holding Co.	28,515	376,126
Owens-Illinois, Inc. (b)	15,724	375,804
Packaging Corp. of America	8,867	970,759
Sealed Air Corp.	18,404	800,758
Silgan Holdings, Inc.	6,868	208,101
Sonoco Products Co.	9,496	460,366
WestRock Co.	23,548	1,352,126

		9,042,669
Distributors — 0.4%
Genuine Parts Co.	13,526	1,148,763
LKQ Corp. (b)	29,383	1,015,511
Pool Corp.	3,888	420,371

		2,584,645
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc. (a)(b)	4,664	368,503
Graham Holdings Co., Class B	399	236,367
H&R Block, Inc.	19,689	600,545
Service Corp. International	17,336	602,079
ServiceMaster Global Holdings, Inc. (b)	12,876	566,029

		2,373,523
Diversified Financial Services — 1.2%
CBOE Holdings, Inc.	10,444	987,271
FactSet Research Systems, Inc.	3,677	614,868
Interactive Brokers Group, Inc., Class A	6,049	242,263
Leucadia National Corp.	31,021	807,503
MarketAxess Holdings, Inc.	3,469	703,825
Moody’s Corp.	15,803	2,080,149
Morningstar, Inc.	1,758	145,158
MSCI, Inc.	8,474	923,242
Nasdaq, Inc.	10,800	803,196
Voya Financial, Inc.	17,538	688,191

		7,995,666
Diversified Telecommunication Services — 0.8%
CenturyLink, Inc.	51,429	1,196,776
Level 3 Communications, Inc. (b)	28,002	1,643,157
SBA Communications Corp. (b)	11,436	1,573,022
Zayo Group Holdings, Inc. (b)	17,699	580,350

		4,993,305
Electric Utilities — 2.4%
Avangrid, Inc.	5,072	230,370
Edison International	30,150	2,372,202
Entergy Corp.	17,176	1,317,743
Eversource Energy	30,124	1,831,238
FirstEnergy Corp.	42,422	1,353,686
Great Plains Energy, Inc.	20,461	631,426
Hawaiian Electric Industries, Inc.	10,008	330,164
OGE Energy Corp.	19,212	688,942
Pinnacle West Capital Corp.	10,583	917,864
PPL Corp.	65,063	2,493,903
Westar Energy, Inc.	13,677	694,108
Xcel Energy, Inc.	48,236	2,282,093

		15,143,739
Electrical Equipment — 0.9%
Acuity Brands, Inc.	4,197	850,522
AMETEK, Inc.	21,472	1,322,307

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	41

Schedule of Investments (continued)	iShares Russell Mid-Cap Index Fund

Common Stocks	Shares	Value
Electrical Equipment (continued)
Hubbell, Inc.	5,201	$617,827
Regal-Beloit Corp.	4,340	361,739
Rockwell Automation, Inc.	12,145	2,004,289
Sensata Technologies Holding NV (b)	16,012	722,462

		5,879,146
Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp., Class A	28,240	2,163,825
Arrow Electronics, Inc. (b)	8,383	681,454
Avnet, Inc.	12,007	460,829
CDW Corp.	14,615	927,029
Cognex Corp.	7,956	756,297
Coherent, Inc. (b)	2,283	604,995
Dolby Laboratories, Inc., Class A	5,012	259,371
FLIR Systems, Inc.	13,042	486,727
IPG Photonics Corp. (a)(b)	3,429	523,403
Jabil, Inc.	17,049	519,995
Keysight Technologies, Inc. (a)(b)	17,751	738,264
National Instruments Corp.	10,258	422,014
Trimble, Inc. (b)	23,924	895,513
Universal Display Corp.	3,977	479,626
Zebra Technologies Corp., Class A (b)	5,001	508,702

		10,428,044
Energy Equipment & Services — 0.8%
Baker Hughes a GE Co.	40,395	1,490,208
Helmerich & Payne, Inc.	10,271	519,918
Nabors Industries Ltd.	25,282	194,924
National Oilwell Varco, Inc.	36,278	1,186,653
Oceaneering International, Inc.	8,926	228,952
Patterson-UTI Energy, Inc.	19,567	378,426
RPC, Inc.	5,151	106,677
Transocean Ltd. (a)(b)	38,458	332,662
Weatherford International PLC (a)(b)	85,687	382,169

		4,820,589
Equity Real Estate Investment Trusts (REITs) — 0.1%
Invitation Homes, Inc.	8,077	172,223
JBG SMITH Properties (b)	7,921	281,037

		453,260
Food & Staples Retailing — 0.4%
Casey’s General Stores, Inc.	3,780	403,515
Rite Aid Corp. (a)(b)	96,694	216,597
Sprouts Farmers Market, Inc. (b)	13,188	317,435
U.S. Foods Holding Corp. (b)	12,339	347,343
Whole Foods Market, Inc.	30,017	1,253,552

		2,538,442
Food Products — 2.4%
Blue Buffalo Pet Products, Inc. (a)(b)	8,493	189,988
Bunge Ltd.	13,365	1,047,682
Campbell Soup Co.	17,009	898,586
Conagra Brands, Inc.	38,533	1,319,404
Flowers Foods, Inc.	16,306	286,823
Hain Celestial Group, Inc. (a)(b)	9,807	438,471
Hershey Co.	13,258	1,396,200
Hormel Foods Corp.	25,543	872,804
Ingredion, Inc.	6,824	841,536
J.M. Smucker Co.	10,726	1,307,499
Kellogg Co.	23,605	1,605,140
Lamb Weston Holdings, Inc.	13,927	612,510
McCormick & Co., Inc.	10,791	1,028,382
Pilgrim’s Pride Corp. (b)	4,797	116,519
Pinnacle Foods, Inc.	11,179	663,809
Post Holdings, Inc. (a)(b)	6,193	515,258
TreeHouse Foods, Inc. (a)(b)	5,298	449,429
Tyson Foods, Inc., Class A	26,463	1,676,759

		15,266,799

Common Stocks	Shares	Value
Gas Utilities — 0.3%
Atmos Energy Corp.	9,741	$845,129
National Fuel Gas Co.	7,806	462,193
UGI Corp.	16,457	830,636

		2,137,958
Health Care Equipment & Supplies — 3.0%
ABIOMED, Inc. (b)	3,876	573,997
Alere, Inc. (b)	8,328	419,648
Align Technology, Inc. (b)	7,544	1,261,583
C.R. Bard, Inc.	6,892	2,209,575
Cooper Cos., Inc.	4,585	1,118,144
Dentsply Sirona, Inc.	21,482	1,332,591
DexCom, Inc. (b)	8,147	542,672
Edwards Lifesciences Corp. (a)(b)	19,875	2,289,203
Hill-Rom Holdings, Inc.	6,158	458,894
Hologic, Inc. (a)(b)	26,475	1,170,504
IDEXX Laboratories, Inc. (b)	8,299	1,381,452
ResMed, Inc.	13,268	1,023,228
STERIS PLC	7,971	652,426
Teleflex, Inc.	4,274	885,658
Varian Medical Systems, Inc. (a)(b)	8,762	850,965
West Pharmaceutical Services, Inc.	6,954	616,820
Zimmer Biomet Holdings, Inc.	19,217	2,331,406

		19,118,766
Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc. (a)(b)	7,609	402,744
AmerisourceBergen Corp.	15,078	1,414,618
Brookdale Senior Living, Inc. (a)(b)	16,862	239,455
Cardinal Health, Inc.	30,051	2,321,818
Centene Corp. (a)(b)	16,164	1,283,745
DaVita, Inc. (a)(b)	14,872	963,408
Envision Healthcare Corp. (a)(b)	10,901	615,143
Henry Schein, Inc. (a)(b)	7,516	1,369,490
Laboratory Corp. of America Holdings (b)	9,705	1,542,222
LifePoint Health, Inc. (a)(b)	3,410	202,554
MEDNAX, Inc. (a)(b)	8,754	411,263
Patterson Cos., Inc.	7,638	318,657
Premier, Inc., Class A (b)	4,735	165,252
Quest Diagnostics, Inc.	13,000	1,408,030
Universal Health Services, Inc., Class B	8,272	916,786
VCA, Inc. (b)	7,409	685,925
WellCare Health Plans, Inc. (b)	4,264	754,685

		15,015,795
Health Care Technology — 0.5%
athenahealth, Inc. (a)(b)	3,761	520,222
Cerner Corp. (b)	27,343	1,760,133
Veeva Systems, Inc., Class A (a)(b)	10,330	658,641

		2,938,996
Hotels, Restaurants & Leisure — 2.4%
Aramark	23,134	922,121
Chipotle Mexican Grill, Inc. (b)	2,418	831,236
Choice Hotels International, Inc.	3,069	198,411
Darden Restaurants, Inc.	11,826	991,965
Domino’s Pizza, Inc.	4,536	845,964
Dunkin’ Brands Group, Inc.	8,849	469,262
Extended Stay America, Inc.	15,165	299,812
Hilton Grand Vacations, Inc. (a)(b)	5,409	198,835
Hilton Worldwide Holdings, Inc.	18,291	1,143,736
Hyatt Hotels Corp., Class A (b)	3,110	172,823
International Game Technology PLC	9,889	188,287
MGM Resorts International	48,163	1,586,041
Norwegian Cruise Line Holdings Ltd. (b)	15,367	846,261
Royal Caribbean Cruises Ltd.	16,300	1,843,041
Six Flags Entertainment Corp.	6,890	391,834
Vail Resorts, Inc.	3,745	789,296

See Notes to Financial Statements.

42	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares Russell Mid-Cap Index Fund

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wendy’s Co.	16,911	$261,106
Wyndham Worldwide Corp.	9,720	1,014,476
Wynn Resorts Ltd.	7,609	984,148
Yum China Holdings, Inc. (b)	35,061	1,254,869

		15,233,524
Household Durables — 1.8%
CalAtlantic Group, Inc.	6,464	226,886
D.R. Horton, Inc.	32,416	1,156,963
Garmin Ltd.	11,490	576,683
Leggett & Platt, Inc.	12,608	607,453
Lennar Corp., Class A (a)	19,054	999,192
Lennar Corp., Class B (a)	868	38,600
Mohawk Industries, Inc. (a)(b)	5,846	1,455,596
Newell Brands, Inc.	45,639	2,406,141
NVR, Inc. (b)	312	814,457
PulteGroup, Inc.	28,092	686,007
Tempur Sealy International, Inc. (a)(b)	4,243	244,694
Toll Brothers, Inc.	14,450	557,625
Tupperware Brands Corp.	4,958	301,000
Whirlpool Corp.	6,864	1,220,968

		11,292,265
Household Products — 0.5%
Church & Dwight Co., Inc.	23,551	1,256,499
Clorox Co.	12,217	1,630,847
Energizer Holdings, Inc.	6,021	277,388
Spectrum Brands Holdings, Inc.	2,401	277,171

		3,441,905
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.	62,989	704,228
Calpine Corp. (a)(b)	34,486	495,923
NRG Energy, Inc.	28,841	710,066
Vistra Energy Corp. (a)	23,438	385,086

		2,295,303
Industrial Conglomerates — 0.5%
BWX Technologies, Inc.	9,008	474,541
Carlisle Cos., Inc.	6,044	589,834
Roper Technologies, Inc.	9,536	2,216,971
Seaboard Corp.	24	102,600

		3,383,946
Insurance — 4.6%
Alleghany Corp. (b)	1,372	841,502
American Financial Group, Inc.	6,767	686,174
American National Insurance Co.	691	82,229
Arch Capital Group Ltd. (b)	11,054	1,075,112
Arthur J Gallagher & Co.	16,939	995,844
Aspen Insurance Holdings Ltd.	5,463	266,594
Assurant, Inc.	5,305	558,457
Assured Guaranty Ltd.	11,287	508,028
Athene Holding Ltd., Class A (a)(b)	3,937	198,937
Axis Capital Holdings Ltd.	8,109	523,679
Brown & Brown, Inc.	11,246	501,572
Cincinnati Financial Corp.	14,703	1,119,780
CNA Financial Corp.	2,414	125,407
Erie Indemnity Co., Class A	2,326	296,472
Everest Re Group Ltd.	3,826	1,003,904
First American Financial Corp.	9,820	475,386
FNF Group	24,925	1,217,836
Hanover Insurance Group, Inc.	4,137	392,436
Hartford Financial Services Group, Inc.	34,736	1,910,535
Lincoln National Corp.	21,262	1,553,402
Loews Corp.	26,639	1,296,787
Markel Corp. (a)(b)	1,306	1,399,392
Mercury General Corp.	2,525	151,222

Common Stocks	Shares	Value
Insurance (continued)
Old Republic International Corp.	22,416	$439,802
Principal Financial Group, Inc.	25,328	1,690,644
ProAssurance Corp.	4,861	300,410
Progressive Corp.	55,183	2,600,822
Reinsurance Group of America, Inc.	6,081	852,556
RenaissanceRe Holdings Ltd.	3,671	539,307
Torchmark Corp.	10,886	859,667
Unum Group	21,711	1,088,372
Validus Holdings Ltd.	7,587	408,105
W.R. Berkley Corp.	9,174	632,731
White Mountains Insurance Group Ltd.	406	351,028
Willis Towers Watson PLC	12,038	1,792,217
XL Group Ltd.	24,269	1,077,544

		29,813,892
Internet & Direct Marketing Retail — 0.7%
Expedia, Inc.	11,512	1,801,282
Liberty Expedia Holdings, Inc., Class A (b)	5,302	302,479
Liberty Interactive Corp QVC Group, Series A (a)(b)	39,481	945,199
Liberty Ventures, Series A (b)	7,662	464,164
TripAdvisor, Inc. (a)(b)	10,644	415,329
Wayfair, Inc., Class A (a)(b)	3,768	287,687

		4,216,140
Internet Software & Services — 0.9%
Akamai Technologies, Inc. (a)(b)	16,226	764,894
CoStar Group, Inc. (a)(b)	3,072	846,490
GoDaddy, Inc., Class A (a)(b)	7,662	329,313
IAC/InterActiveCorp (b)	6,715	702,590
LogMeIn, Inc.	4,938	575,030
Match Group, Inc. (b)	3,327	60,718
Pandora Media, Inc. (a)(b)	20,683	185,122
Twitter, Inc. (b)	63,481	1,021,425
VeriSign, Inc. (a)(b)	8,288	838,497
Zillow Group, Inc., Class A (b)	4,782	217,246
Zillow Group, Inc., Class C (a)(b)	10,127	457,335

		5,998,660
IT Services — 4.0%
Alliance Data Systems Corp.	4,604	1,111,544
Amdocs Ltd.	13,833	929,163
Black Knight Financial Services, Inc., Class A (a)(b)	2,585	109,862
Booz Allen Hamilton Holding Corp.	14,048	481,846
Broadridge Financial Solutions, Inc.	11,208	850,239
Conduent, Inc. (b)	17,416	287,538
CoreLogic, Inc. (b)	8,228	374,785
CSRA, Inc.	15,518	506,042
DST Systems, Inc.	5,965	327,478
DXC Technology Co.	26,892	2,107,795
Euronet Worldwide, Inc. (a)(b)	4,813	464,984
Fidelity National Information Services, Inc.	31,239	2,849,622
First Data Corp., Class A (b)	35,088	654,761
Fiserv, Inc. (b)	20,112	2,584,392
FleetCor Technologies, Inc. (b)	8,718	1,325,659
Gartner, Inc. (b)	8,308	1,066,083
Genpact Ltd.	12,438	360,702
Global Payments, Inc.	14,425	1,361,287
Jack Henry & Associates, Inc.	7,315	785,046
Leidos Holdings, Inc.	13,674	730,739
Paychex, Inc.	30,536	1,766,508
Sabre Corp.	20,131	445,499
Square, Inc., Class A (a)(b)	20,751	546,789
Teradata Corp. (b)	12,603	401,027
Total System Services, Inc.	17,222	1,092,908
Vantiv, Inc., Class A (b)	15,270	970,408
Western Union Co.	44,684	882,529
WEX, Inc. (a)(b)	3,765	409,180

		25,784,415

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	43

Schedule of Investments (continued)	iShares Russell Mid-Cap Index Fund

Common Stocks	Shares	Value
Leisure Products — 0.4%
Brunswick Corp.	8,505	$481,468
Hasbro, Inc.	10,772	1,140,539
Mattel, Inc.	32,645	653,573
Polaris Industries, Inc.	5,641	505,772

		2,781,352
Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	30,669	1,833,759
Bio-Rad Laboratories, Inc., Class A (b)	2,016	475,030
Bio-Techne Corp.	3,582	415,190
Bruker Corp.	9,560	274,181
Charles River Laboratories International, Inc. (b)	4,545	446,319
Illumina, Inc. (a)(b)	13,854	2,408,518
Mettler-Toledo International, Inc. (b)	2,403	1,377,111
Patheon NV (b)	3,080	107,677
PerkinElmer, Inc.	10,541	693,914
QIAGEN NV (b)	21,836	717,127
Quintiles IMS Holdings, Inc. (b)	12,041	1,090,312
VWR Corp. (b)	7,802	257,466
Waters Corp. (b)	7,232	1,254,318

		11,350,922
Machinery — 4.2%
AGCO Corp.	6,418	462,995
Colfax Corp. (b)	8,393	346,463
Crane Co.	4,852	366,326
Cummins, Inc.	15,016	2,521,186
Donaldson Co., Inc.	12,593	598,042
Dover Corp.	14,642	1,229,928
Flowserve Corp.	12,420	510,835
Fortive Corp.	28,974	1,875,841
Gardner Denver Holdings, Inc. (a)(b)	3,785	86,904
Graco, Inc.	5,249	609,094
IDEX Corp.	7,290	849,577
Ingersoll-Rand PLC	24,140	2,121,423
ITT, Inc.	8,643	354,363
Lincoln Electric Holdings, Inc.	5,498	479,755
Middleby Corp. (a)(b)	5,310	693,911
Nordson Corp.	5,547	704,469
Oshkosh Corp.	7,127	490,765
PACCAR, Inc.	32,482	2,223,461
Parker-Hannifin Corp.	12,522	2,078,402
Pentair PLC	15,803	996,695
Snap-on, Inc.	5,442	839,156
Stanley Black & Decker, Inc.	14,411	2,027,484
Terex Corp.	8,813	346,968
Timken Co.	6,779	308,444
Toro Co.	10,135	720,497
Trinity Industries, Inc.	14,531	398,295
Valmont Industries, Inc.	2,166	330,748
WABCO Holdings, Inc. (b)	4,800	660,336
Wabtec Corp.	8,277	623,755
Welbilt, Inc. (a)(b)	11,834	230,645
Xylem, Inc.	17,066	968,154

		27,054,917
Marine — 0.1%
Kirby Corp. (a)(b)	5,186	315,888
Media — 2.3%
AMC Networks, Inc., Class A (a)(b)	4,950	316,553
Cable One, Inc.	457	347,274
Cinemark Holdings, Inc.	10,267	399,386
Discovery Communications, Inc., Class A (a)(b)	14,727	362,284
Discovery Communications, Inc., Class C (b)	20,033	463,363
IHS Markit Ltd. (b)	37,206	1,735,660
Interpublic Group of Cos., Inc.	37,730	815,367
John Wiley & Sons, Inc., Class A	4,062	224,426

Common Stocks	Shares	Value
Media (continued)
Liberty Broadband Corp., Class A (b)	2,534	$250,663
Liberty Broadband Corp., Class C (a)(b),	9,815	973,452
Liberty Media Corp-Liberty Formula One, Class A (a)(b)	2,305	77,794
Liberty Media Corp-Liberty Formula One, Class C (b)	11,149	392,110
Liberty Media Corp. — Liberty SiriusXM, Class A (b)	8,639	398,517
Liberty Media Corp. — Liberty SiriusXM, Class C (b)	17,029	783,334
Lions Gate Entertainment Corp., Class A	4,712	138,533
Lions Gate Entertainment Corp., Class B (a)(b)	9,140	251,441
Live Nation Entertainment, Inc. (a)(b)	12,549	467,701
Madison Square Garden Co., Class A (b)	1,756	385,828
News Corp., Class A	36,000	515,160
News Corp., Class B	11,692	171,872
Omnicom Group, Inc.	21,927	1,726,532
Regal Entertainment Group, Class A	10,382	197,466
Scripps Networks Interactive, Inc., Class A	8,123	710,031
Sirius XM Holdings, Inc. (a)	139,658	818,402
TEGNA, Inc.	19,748	292,863
Tribune Media Co., Class A	7,132	300,614
Viacom, Inc., Class A	955	38,678
Viacom, Inc., Class B	33,432	1,167,446

		14,722,750
Metals & Mining — 1.4%
Alcoa Corp.	17,294	629,502
Freeport-McMoRan, Inc. (b)	128,781	1,882,793
Newmont Mining Corp.	50,959	1,894,183
Nucor Corp.	30,302	1,747,516
Reliance Steel & Aluminum Co.	6,797	491,831
Royal Gold, Inc.	6,196	536,945
Southern Copper Corp.	7,537	296,505
Steel Dynamics, Inc.	22,236	787,377
Tahoe Resources, Inc.	28,008	153,204
United States Steel Corp.	16,773	393,998

		8,813,854
Multi-Utilities — 2.8%
Alliant Energy Corp.	21,764	882,095
Ameren Corp.	22,984	1,289,402
CenterPoint Energy, Inc.	40,971	1,155,001
CMS Energy Corp.	26,458	1,223,418
Consolidated Edison, Inc.	29,074	2,409,072
DTE Energy Co.	16,985	1,818,414
MDU Resources Group, Inc.	18,603	490,189
NiSource, Inc.	30,773	801,944
Public Service Enterprise Group, Inc.	48,047	2,160,719
SCANA Corp.	12,487	803,788
Sempra Energy	23,893	2,700,148
Vectren Corp.	7,794	468,497
WEC Energy Group, Inc.	30,019	1,890,297

		18,092,984
Multiline Retail — 0.9%
Burlington Stores, Inc. (b)	6,590	573,528
Dollar General Corp.	26,176	1,967,388
Dollar Tree, Inc. (b)	21,909	1,579,201
Kohl’s Corp.	16,317	674,708
Macy’s, Inc.	28,969	688,038
Nordstrom, Inc.	11,171	542,575

		6,025,438
Oil, Gas & Consumable Fuels — 4.7%
Andeavor	14,571	1,450,252
Antero Resources Corp. (b)	21,506	443,454
Apache Corp.	36,333	1,797,757
Cabot Oil & Gas Corp.	43,812	1,089,604
Centennial Resource Development, Inc., Class A (b)	10,383	174,227
Cheniere Energy, Inc. (a)(b)	19,492	881,038

See Notes to Financial Statements.

44	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares Russell Mid-Cap Index Fund

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp. (b)	84,697	$420,102
Cimarex Energy Co.	8,938	885,130
Concho Resources, Inc. (a)(b)	14,040	1,828,850
CONSOL Energy, Inc. (b)	21,344	357,725
Continental Resources, Inc. (b)	8,120	271,452
Devon Energy Corp.	50,115	1,669,331
Diamondback Energy, Inc. (a)(b)	9,357	897,149
Energen Corp. (b)	9,407	501,205
EQT Corp.	16,508	1,051,560
Extraction Oil & Gas, Inc. (b)	11,559	140,789
Gulfport Energy Corp. (b)	15,214	192,001
Hess Corp.	27,095	1,206,811
HollyFrontier Corp.	17,006	490,453
Kosmos Energy Ltd. (a)(b)	18,368	121,229
Laredo Petroleum, Inc. (b)	15,331	198,690
Marathon Oil Corp.	81,214	993,259
Marathon Petroleum Corp.	48,950	2,740,710
Murphy Oil Corp.	15,194	403,856
Murphy USA, Inc. (a)(b)	3,167	239,837
Newfield Exploration Co. (a)(b)	18,562	533,286
Noble Energy, Inc.	45,942	1,328,183
ONEOK, Inc.	20,094	1,136,718
Parsley Energy, Inc., Class A (b)	22,024	644,863
PBF Energy, Inc., Class A	10,036	228,520
QEP Resources, Inc. (b)	22,876	196,047
Range Resources Corp.	21,401	451,775
Rice Energy, Inc. (b)	15,463	432,500
RSP Permian, Inc. (a)(b)	12,219	419,845
SM Energy Co.	10,584	184,056
Southwestern Energy Co. (a)(b)	49,327	281,164
Targa Resources Corp.	18,656	865,825
Whiting Petroleum Corp. (a)(b)	32,324	169,701
Williams Cos., Inc.	78,791	2,503,978
World Fuel Services Corp.	6,261	202,481
WPX Energy, Inc. (a)(b)	36,862	397,372

		30,422,785
Paper & Forest Products — 0.4%
Domtar Corp.	5,735	224,009
International Paper Co.	39,066	2,147,904

		2,371,913
Personal Products — 0.3%
Coty, Inc., Class A	44,301	907,305
Edgewell Personal Care Co. (b)	5,554	400,999
Herbalife Ltd. (b)	6,589	438,234
Nu Skin Enterprises, Inc., Class A	5,040	319,335

		2,065,873
Pharmaceuticals — 1.1%
Akorn, Inc. (a)(b)	8,815	296,360
Endo International PLC (b)	20,458	225,447
Mallinckrodt PLC (a)(b)	9,538	436,841
Mylan NV (b)	50,685	1,976,247
Perrigo Co. PLC	12,234	916,571
Zoetis, Inc. (a)	46,750	2,922,873

		6,774,339
Professional Services — 1.0%
Dun & Bradstreet Corp.	3,580	396,521
Equifax, Inc.	11,303	1,643,908
ManpowerGroup, Inc.	6,437	689,725
Nielsen Holdings PLC	34,007	1,462,684
Robert Half International, Inc.	11,806	534,221
TransUnion (b)	11,889	544,873
Verisk Analytics, Inc. (a)(b)	14,377	1,254,537

		6,526,469

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) — 9.6%
AGNC Investment Corp. (a)	34,113	$722,513
Alexandria Real Estate Equities, Inc.	8,559	1,037,779
American Campus Communities, Inc. (a)	12,823	614,735
American Homes 4 Rent, Class A	21,308	490,297
Annaly Capital Management, Inc.	102,440	1,232,365
Apartment Investment & Management Co., Class A	14,963	681,565
Apple Hospitality REIT, Inc.	19,398	358,087
AvalonBay Communities, Inc. (a)	13,079	2,515,746
Boston Properties, Inc. (a)	14,651	1,771,452
Brandywine Realty Trust	15,909	267,430
Brixmor Property Group, Inc.	28,109	550,655
Camden Property Trust (a)	8,181	733,836
Chimera Investment Corp.	17,661	332,380
Colony NorthStar, Inc., Class A (a)	51,650	756,156
Columbia Property Trust, Inc.	11,465	249,364
CoreCivic, Inc.	11,557	320,129
Coresite Realty Corp.	3,290	357,228
Corporate Office Properties Trust	9,151	304,637
CubeSmart (a)	17,455	430,440
CyrusOne, Inc.	8,133	485,621
DCT Industrial Trust, Inc.	8,802	495,905
DDR Corp. (a)	28,486	290,272
Digital Realty Trust, Inc. (a)	15,169	1,749,592
Douglas Emmett, Inc.	13,860	530,284
Duke Realty Corp. (a)	33,853	967,857
DuPont Fabros Technology, Inc.	7,263	452,703
Empire State Realty Trust, Inc., Class A	11,522	240,695
EPR Properties (a)	6,042	437,320
Equity Commonwealth (a)(b)	11,105	350,696
Equity Lifestyle Properties, Inc.	7,731	674,916
Essex Property Trust, Inc. (a)	6,213	1,625,942
Extra Space Storage, Inc. (a)	11,619	923,710
Federal Realty Investment Trust (a)	6,843	907,587
Forest City Realty Trust, Inc., Class A (a)	21,912	534,215
Gaming and Leisure Properties, Inc.	18,949	718,925
GGP, Inc. (a)	58,724	1,327,750
HCP, Inc.	44,781	1,417,319
Healthcare Trust of America, Inc., Class A	18,720	572,645
Highwoods Properties, Inc.	9,639	496,601
Hospitality Properties Trust (a)	14,978	435,261
Host Hotels & Resorts, Inc. (a)	69,379	1,294,612
Hudson Pacific Properties, Inc.	14,674	480,133
Kilroy Realty Corp. (a)	9,150	635,102
Kimco Realty Corp. (a)	39,422	795,536
Lamar Advertising Co., Class A (a)	7,757	547,411
Liberty Property Trust	14,099	592,440
Life Storage, Inc. (a)	4,497	328,461
Macerich Co. (a)	13,077	750,489
Medical Properties Trust, Inc. (a)	34,758	451,159
MFA Financial, Inc.	36,681	311,422
Mid-America Apartment Communities, Inc.	10,810	1,119,159
National Retail Properties, Inc. (a)	14,208	568,036
New Residential Investment Corp.	28,832	490,144
Omega Healthcare Investors, Inc. (a)	18,287	577,686
Outfront Media, Inc.	13,588	310,758
Paramount Group, Inc.	18,177	297,557
Park Hotels & Resorts, Inc.	12,538	337,648
Piedmont Office Realty Trust, Inc., Class A (a)	13,359	280,673
Prologis, Inc. (a)	50,142	3,049,135
Rayonier, Inc. (a)	12,502	363,433
Realty Income Corp. (a)	26,085	1,488,410
Regency Centers Corp. (a)	14,187	939,463
Retail Properties of America, Inc., Class A	22,013	291,232
Senior Housing Properties Trust	21,545	419,050
SL Green Realty Corp. (a)	9,554	986,642
Spirit Realty Capital, Inc.	47,005	372,750
Starwood Property Trust, Inc.	24,742	545,314

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	45

Schedule of Investments (continued)	iShares Russell Mid-Cap Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
STORE Capital Corp. (a)	16,470	$385,233
Sun Communities, Inc.	6,815	606,603
Tanger Factory Outlet Centers, Inc. (a)	8,595	227,166
Taubman Centers, Inc. (a)	5,466	310,851
Two Harbors Investment Corp. (a)	31,940	315,887
UDR, Inc.	25,162	983,583
Uniti Group, Inc. (b)	15,597	399,283
Ventas, Inc. (a)	33,803	2,276,632
VEREIT, Inc.	91,683	761,894
Vornado Realty Trust (a)	16,401	1,301,419
Weingarten Realty Investors	11,102	360,371
Welltower, Inc.	34,948	2,564,834
Weyerhaeuser Co.	71,174	2,350,165
WP Carey, Inc.	10,226	700,583

		61,530,969
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A (a)(b)	27,963	1,062,352
Howard Hughes Corp. (b)	3,298	414,921
Jones Lang LaSalle, Inc.	4,271	543,357
Realogy Holdings Corp.	13,154	436,713

		2,457,343
Road & Rail — 0.6%
AMERCO, Inc.	460	178,738
Genesee & Wyoming, Inc., Class A (a)(b)	5,897	384,249
JB Hunt Transport Services, Inc.	8,190	742,915
Kansas City Southern	10,011	1,033,138
Landstar System, Inc.	4,076	338,919
Old Dominion Freight Line, Inc.	5,609	537,959
Ryder System, Inc.	5,135	373,623

		3,589,541
Semiconductors & Semiconductor Equipment — 2.8%
Advanced Micro Devices, Inc. (a)(b)	78,286	1,065,486
Analog Devices, Inc.	34,331	2,712,492
Cavium, Inc. (a)(b)	6,340	392,700
Cypress Semiconductor Corp.	31,558	448,124
First Solar, Inc. (b)	7,942	391,620
KLA-Tencor Corp.	14,877	1,378,057
Lam Research Corp.	15,307	2,440,854
Marvell Technology Group Ltd.	38,350	596,726
Maxim Integrated Products, Inc.	26,632	1,210,158
Microchip Technology, Inc.	20,068	1,606,243
Microsemi Corp. (b)	10,974	571,526
ON Semiconductor Corp. (a)(b)	39,650	592,782
Qorvo, Inc. (a)(b)	12,097	829,370
Skyworks Solutions, Inc.	17,464	1,831,450
Teradyne, Inc.	19,155	662,571
Xilinx, Inc.	23,558	1,490,279

		18,220,438
Software — 3.5%
ANSYS, Inc. (a)(b)	8,096	1,048,837
Atlassian Corp. PLC, Class A (a)(b)	7,196	257,761
Autodesk, Inc. (a)(b)	19,733	2,186,219
CA, Inc.	29,985	930,734
Cadence Design Systems, Inc. (b)	26,347	972,204
CDK Global, Inc.	12,774	840,274
Citrix Systems, Inc. (b)	14,345	1,132,968
Dell Technologies, Inc., Class V (b)	19,482	1,252,108
FireEye, Inc. (a)(b)	16,086	235,338
Fortinet, Inc. (b)	14,011	517,146
Guidewire Software, Inc. (a)(b)	6,960	502,234
Manhattan Associates, Inc. (a)(b)	6,338	280,140
Nuance Communications, Inc. (a)(b)	27,588	477,272
PTC, Inc. (a)(b)	10,731	592,244
Red Hat, Inc. (b)	16,811	1,662,103

Common Stocks	Shares	Value
Software (continued)
ServiceNow, Inc. (a)(b)	15,892	$1,755,271
Splunk, Inc. (a)(b)	13,180	790,932
SS&C Technologies Holdings, Inc.	16,089	623,610
Symantec Corp.	58,603	1,816,138
Synopsys, Inc. (b)	14,191	1,086,605
Tableau Software, Inc., Class A (a)(b)	5,793	373,359
Take-Two Interactive Software, Inc. (b)	9,496	754,742
Tyler Technologies, Inc. (a)(b)	3,223	553,744
Ultimate Software Group, Inc. (a)(b)	2,703	610,094
Workday, Inc., Class A (a)(b)	12,396	1,265,755
Zynga, Inc., Class A (a)(b)	69,253	250,007

		22,767,839
Specialty Retail — 2.7%
Advance Auto Parts, Inc.	6,747	755,731
AutoNation, Inc. (b)	5,897	249,915
AutoZone, Inc. (a)(b)	2,691	1,452,656
Bed Bath & Beyond, Inc.	13,500	403,650
Best Buy Co., Inc.	25,058	1,461,884
Cabela’s, Inc. (b)	4,637	264,216
CarMax, Inc. (a)(b)	17,528	1,161,230
Dick’s Sporting Goods, Inc.	7,985	298,160
Floor & Decor Holdings, Inc., Class A (a)(b)	1,990	68,894
Foot Locker, Inc.	12,457	587,846
GameStop Corp., Class A	9,133	198,095
Gap, Inc.	23,002	548,138
L Brands, Inc.	22,915	1,063,027
Michaels Cos., Inc. (a)(b)	10,654	214,572
O’Reilly Automotive, Inc. (a)(b)	8,488	1,734,098
Penske Automotive Group, Inc.	3,251	141,548
Ross Stores, Inc.	36,400	2,013,703
Sally Beauty Holdings, Inc. (a)(b)	12,697	256,860
Signet Jewelers Ltd. (a)	6,620	404,879
Staples, Inc.	62,345	632,812
Tiffany & Co.	10,262	980,124
Tractor Supply Co.	12,239	686,853
Ulta Salon Cosmetics & Fragrance, Inc. (b)	5,606	1,408,283
Urban Outfitters, Inc. (a)(b)	7,899	154,741
Williams-Sonoma, Inc.	8,427	391,266

		17,533,181
Technology Hardware, Storage & Peripherals — 0.7%
NCR Corp. (a)(b)	11,577	438,190
NetApp, Inc.	25,764	1,118,673
Western Digital Corp.	27,701	2,357,994
Xerox Corp.	21,809	668,882

		4,583,739
Textiles, Apparel & Luxury Goods — 1.2%
Carter’s, Inc.	4,640	402,427
Coach, Inc.	26,702	1,258,732
Hanesbrands, Inc.	34,818	798,052
lululemon athletica, Inc. (a)(b)	9,237	569,369
Michael Kors Holdings Ltd. (a)(b)	14,714	536,178
PVH Corp.	7,400	882,746
Ralph Lauren Corp.	5,460	413,049
Skechers U.S.A., Inc., Class A (b)	12,741	357,895
Under Armour, Inc., Class A (a)(b)	17,832	356,997
Under Armour, Inc., Class C (a)(b)	17,240	312,216
VF Corp.	31,342	1,949,221

		7,836,882
Thrifts & Mortgage Finance — 0.2%
New York Community Bancorp, Inc.	45,819	601,616
People’s United Financial, Inc.	32,782	571,718
TFS Financial Corp.	5,069	81,003

		1,254,337

See Notes to Financial Statements.

46	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares Russell Mid-Cap Index Fund

Common Stocks	Shares	Value
Trading Companies & Distributors — 0.8%
Air Lease Corp.	9,374	$371,023
Fastenal Co.	27,502	1,181,529
HD Supply Holdings, Inc. (a)(b)	19,210	624,133
MSC Industrial Direct Co., Inc., Class A	4,040	287,689
United Rentals, Inc. (a)(b)	8,028	955,011
Univar, Inc. (a)(b)	10,156	315,242
W.W. Grainger, Inc.	5,062	844,038
Watsco, Inc.	2,934	442,359
WESCO International, Inc. (b)	4,461	228,626

		5,249,650
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	7,283	552,200
Water Utilities — 0.3%
American Water Works Co., Inc.	16,921	1,372,293
Aqua America, Inc.	16,964	566,292

		1,938,585
Wireless Telecommunication Services — 0.0%
Telephone & Data Systems, Inc.	8,912	253,396
United States Cellular Corp. (a)(b)	1,293	48,979

		302,375
Total Common Stocks — 98.9%		635,185,195

Common Stocks	Shares	Value
Investment Companies — 0.3%
iShares Russell Mid-Cap ETF (c)	9,565	$1,857,619
Total Long-Term Investments (Cost — $497,230,452) — 99.2%		637,042,814

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.31% (c)(d)(e)	81,453,184	81,477,620
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.99%, (c)(d)	13,788,517	13,788,517
Total Short-Term Securities (Cost — $95,266,137) — 14.8%		95,266,137
Total Investments (Cost — $592,496,589) — 114.0%		732,308,951
Liabilities in Excess of Other Assets — (14.0)%		(89,727,667)

Net Assets — 100.0%		$642,581,284

Notes to Schedule of Investments

(a)	Security, or a portion of the security, is on loan.

(b)	Non-income producing security.

(c)	During the year ended July 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Shares Purchased		Shares Sold	Shares Held at July 31, 2017	Value at July 31, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation
BlackRock Cash Funds: Institutional, SL Agency Shares	—	81,453,184	[2]	—	81,453,184	$81,477,620	$12,269	[4]	$(56)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	13,788,517	[2]	—	13,788,517	13,788,517	5,024		—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	—		—	—	—	147,533		353	—
BlackRock Premier Government Institutional Fund	38,232,137	43,651,214		(81,883,351)	—	—	11,443		—	—
SL Liquidity Series, LLC, Money Market Series	4,519,466	—		(4,519,466)[3]	—	—	215,704	[4]	760	—
iShares Russell Mid-Cap ETF	—	9,565	[2]	—	9,565	1,857,619	68,828		321,057	$48,160
Total						$97,123,756	$460,801		$322,114	$48,160

[1] Includes net capital gain distributions.
[2] Represents net shares purchased.
[3] Represents net shares sold.

[4]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	47

Schedule of Investments (concluded)	iShares Russell Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Depreciation
Long Contracts
S&P 500 E-Mini Index	8	September 2017	$987	$(2,009)
S&P MidCap 400 E-Mini Index	14	September 2017	$2,464	(12,043)
Total				$(14,052)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized depreciation[1]	—	—	$14,052	—	—	—	$14,052

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended July 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$8,437,379	—	—	—	$8,437,379

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(2,539,016)	—	—	—	$(2,539,016)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$24,844,056

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]:
Common Stocks	$635,185,195	—	—	$635,185,195
Investment Companies	1,857,619	—	—	1,857,619
Short-Term Securities	95,266,137	—	—	95,266,137

Total	$732,308,951	—	—	$732,308,951

Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(14,052)	—	—	$(14,052)
[1] See above Schedule of Investments for values in each industry.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended July 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

48	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments July 31, 2017	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.4%
AAR Corp.	655	$24,497
Aerojet Rocketdyne Holdings, Inc. (a)(b)	1,382	32,408
Aerovironment, Inc. (a)	416	15,721
Astronics Corp. (a)	405	11,846
Axon Enterprise, Inc. (a)(b)	1,038	25,524
Cubic Corp.	501	23,873
Curtiss-Wright Corp.	884	85,235
DigitalGlobe, Inc. (a)(b)	1,236	43,136
Ducommun, Inc. (a)	181	5,242
Engility Holdings, Inc. (a)	376	10,968
Esterline Technologies Corp. (a)	525	50,662
HEICO Corp. (b)	489	39,301
HEICO Corp., Class A	946	67,213
Hexcel Corp.	1,822	93,232
Huntington Ingalls Industries, Inc.	909	187,354
KEYW Holding Corp. (a)	901	7,956
KLX, Inc. (a)	1,036	53,789
Kratos Defense & Security Solutions, Inc. (a)(b)	1,456	16,023
Moog, Inc., Class A (a)	625	46,450
National Presto Industries, Inc.	98	11,084
Orbital ATK, Inc.	1,145	116,996
Sparton Corp. (a)	166	3,828
Spirit Aerosystems Holdings, Inc., Class A	2,425	146,482
Teledyne Technologies, Inc. (a)	696	94,893
Triumph Group, Inc.	973	24,909
Vectrus, Inc. (a)	194	6,598

		1,245,220
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc. (a)	1,018	24,799
Atlas Air Worldwide Holdings, Inc. (a)	470	27,918
Echo Global Logistics, Inc. (a)	538	7,344
Forward Air Corp.	584	30,269
Hub Group, Inc., Class A (a)	647	22,030
Park-Ohio Holdings Corp.	167	6,638
Radiant Logistics, Inc. (a)	682	2,953
XPO Logistics, Inc. (a)(b)	2,211	132,843

		254,794
Airlines — 0.7%
Alaska Air Group, Inc.	2,415	205,830
Allegiant Travel Co.	252	32,571
Copa Holdings SA, Class A	627	78,663
Hawaiian Holdings, Inc. (a)	1,047	43,346
JetBlue Airways Corp. (a)	6,692	146,734
SkyWest, Inc.	983	35,880
Spirit Airlines, Inc. (a)	1,380	53,613

		596,637
Auto Components — 1.4%
Adient PLC	1,873	122,625
Allison Transmission Holdings, Inc.	2,683	101,417
American Axle & Manufacturing Holdings, Inc. (a)(b)	1,681	24,778
Cooper Tire & Rubber Co.	1,071	39,145
Cooper-Standard Holding, Inc. (a)	349	35,689
Dana, Inc.	2,929	69,476
Dorman Products, Inc. (a)(b)	538	42,007
Fox Factory Holding Corp. (a)(b)	703	27,030
Gentex Corp.	5,691	96,844
Gentherm, Inc. (a)	722	24,151
Goodyear Tire & Rubber Co.	5,019	158,149
Horizon Global Corp. (a)	477	6,649
LCI Industries	483	51,560
Lear Corp.	1,373	203,465
Modine Manufacturing Co. (a)	985	16,006
Motorcar Parts of America, Inc. (a)	377	10,545
Shiloh Industries, Inc. (a)	160	1,187
Spartan Motors, Inc.	524	4,637

Common Stocks	Shares	Value
Auto Components (continued)
Standard Motor Products, Inc.	415	$20,908
Stoneridge, Inc. (a)	578	8,820
Superior Industries International, Inc.	512	10,010
Tenneco, Inc.	1,066	58,950
Tower International, Inc.	430	10,621
Visteon Corp. (a)	642	71,609

		1,216,278
Automobiles — 0.1%
Thor Industries, Inc.	983	103,454
Winnebago Industries, Inc. (b)	620	22,816

		126,270
Banks — 6.8%
1st Source Corp.	331	16,252
Access National Corp.	315	8,376
ACNB Corp.	113	3,215
Allegiance Bancshares, Inc. (a)	228	8,561
American National Bankshares, Inc.	163	6,153
Ameris Bancorp	734	33,617
Ames National Corp.	172	5,091
Arrow Financial Corp.	233	7,596
Associated Banc-Corp	3,059	73,263
Atlantic Capital Bancshares, Inc. (a)	422	8,145
Bancfirst Corp.	168	17,934
Banco Latinoamericano de Comercio Exterior SA	661	17,391
Bancorp, Inc. (a)	1,059	8,207
BancorpSouth, Inc.	1,723	51,776
Bank of Commerce Holdings	301	3,115
Bank of Hawaii Corp.	841	70,366
Bank of Marin Bancorp	124	8,265
Bank of NT Butterfield & Son Ltd.	992	33,817
Bank of the Ozarks, Inc.	2,302	99,331
BankUnited, Inc.	2,059	70,871
Bankwell Financial Group, Inc.	100	3,281
Banner Corp.	643	37,146
Bar Harbor Bankshares	263	7,335
BCB Bancorp, Inc.	179	2,685
Blue Hills Bancorp, Inc.	483	9,153
BOK Financial Corp.	502	42,705
Boston Private Financial Holdings, Inc.	1,784	27,384
Bridge Bancorp, Inc.	390	12,675
Bryn Mawr Bank Corp.	350	14,858
C&F Financial Corp.	55	2,739
Cadence BanCorp (a)(b)	137	3,129
Camden National Corp.	314	13,188
Capital Bank Financial Corp., Class A	576	21,888
Capital City Bank Group, Inc.	289	6,173
Capstar Financial Holdings, Inc. (a)	140	2,464
Carolina Financial Corp.	300	10,092
Cathay General Bancorp	1,515	56,737
Centerstate Banks, Inc.	1,056	26,389
Central Pacific Financial Corp.	639	19,764
Central Valley Community Bancorp	222	4,880
Century Bancorp, Inc., Class A	53	3,535
Chemical Financial Corp.	1,399	67,418
Chemung Financial Corp.	55	2,228
Citizens & Northern Corp.	230	5,308
City Holding Co.	312	20,477
Civista Bancshares, Inc.	201	4,110
CNB Financial Corp.	298	7,855
CoBiz Financial, Inc.	783	13,781
Codorus Valley Bancorp, Inc.	129	3,607
Columbia Banking System, Inc.	1,175	46,812
Commerce Bancshares, Inc.	1,761	102,208
Commerce Union Bancshares, Inc. (b)	141	3,453
Community Bank System, Inc.	962	52,814

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	49

Schedule of Investments (continued)	iShares Russell Small/Mid-Cap Index Fund

Common Stocks	Shares	Value
Banks (continued)
Community Bankers Trust Corp. (a)	433	$3,724
Community Financial Corp.	82	3,043
Community Trust Bancorp, Inc.	319	13,781
ConnectOne Bancorp, Inc.	616	13,860
County Bancorp, Inc.	96	2,399
CU Bancorp (a)	348	12,841
Cullen/Frost Bankers, Inc.	1,127	102,309
Customers Bancorp, Inc. (a)	594	17,731
CVB Financial Corp.	2,073	44,652
DNB Financial Corp.	60	2,067
Eagle Bancorp, Inc. (a)	618	38,594
East West Bancorp, Inc.	2,859	162,906
Enterprise Bancorp, Inc.	227	7,670
Enterprise Financial Services Corp.	460	18,193
Equity Bancshares, Inc., Class A (a)(b)	199	6,879
Evans Bancorp, Inc.	95	3,871
Farmers & Merchants Bancorp Inc. (b)	81	4,832
Farmers Capital Bank Corp.	138	5,182
Farmers National Banc Corp.	467	6,421
FB Financial Corp. (a)	117	4,021
FCB Financial Holdings, Inc., Class A (a)	706	33,288
Fidelity Southern Corp.	403	8,487
Financial Institutions, Inc.	280	8,232
First Bancorp, Inc.	202	5,442
First Bancorp, North Carolina	505	15,807
First BanCorp, Puerto Rico (a)	3,294	19,303
First Bancshares, Inc.	183	5,078
First Busey Corp.	752	21,988
First Business Financial Services, Inc.	134	2,849
First Citizens BancShares, Inc., Class A	149	54,835
First Commonwealth Financial Corp.	1,915	24,952
First Community Bancshares, Inc.	303	8,248
First Connecticut Bancorp, Inc.	308	7,885
First Financial Bancorp	1,229	31,462
First Financial Bankshares, Inc.	1,241	53,673
First Financial Corp.	208	9,578
First Financial Northwest, Inc.	162	2,658
First Foundation, Inc. (a)	532	9,225
First Guaranty Bancshares, Inc.	73	1,985
First Hawaiian, Inc.	1,004	29,618
First Horizon National Corp.	4,688	81,712
First Internet Bancorp	161	5,305
First Interstate Bancsystem, Inc., Class A	521	19,043
First Merchants Corp.	823	33,282
First Mid-Illinois Bancshares, Inc.	216	7,903
First Midwest Bancorp, Inc.	1,994	44,287
First Northwest Bancorp (a)(b)	195	2,974
First of Long Island Corp.	439	12,270
FNB Bancorp. (b)	105	2,896
FNB Corp.	6,459	88,475
Franklin Financial Network, Inc. (a)	249	8,603
Fulton Financial Corp.	3,406	62,159
German American Bancorp, Inc.	451	16,159
Glacier Bancorp, Inc.	1,546	53,986
Great Southern Bancorp, Inc.	219	11,377
Great Western Bancorp, Inc.	1,200	46,812
Green Bancorp, Inc. (a)(b)	410	9,205
Guaranty Bancorp	449	11,966
Guaranty Bancshares, Inc.	58	1,764
Hancock Holding Co.	1,689	77,694
Hanmi Financial Corp.	674	19,310
HarborOne Bancorp, Inc. (a)	266	5,155
Heartland Financial USA, Inc.	501	23,597
Heritage Commerce Corp.	662	9,195
Heritage Financial Corp.	619	16,837
Home BancShares, Inc.	2,545	63,116
HomeTrust Bancshares, Inc. (a)	323	7,800

Common Stocks	Shares	Value
Banks (continued)
Hope Bancorp, Inc.	2,598	$45,803
Horizon Bancorp	379	9,994
Howard Bancorp, Inc. (a)	175	3,439
Iberiabank Corp.	1,011	81,739
Independent Bank Corp.	445	9,434
Independent Bank Corp.	523	37,316
Independent Bank Group, Inc.	351	21,183
International Bancshares Corp.	1,085	38,409
Investar Holding Corp.	165	3,737
Investors Bancorp, Inc.	5,206	69,136
Lakeland Bancorp, Inc.	876	16,951
Lakeland Financial Corp.	476	21,896
LCNB Corp.	146	2,927
LegacyTexas Financial Group, Inc.	944	36,552
Live Oak Bancshares, Inc. (b)	409	10,327
Macatawa Bank Corp.	543	5,240
MainSource Financial Group, Inc.	484	16,911
MB Financial, Inc.	1,598	65,358
MBT Financial Corp.	283	2,717
Mercantile Bank Corp.	326	10,373
Middlefield Banc Corp.	52	2,431
Midland States Bancorp, Inc.	296	9,401
MidSouth Bancorp, Inc.	153	1,721
MidWestOne Financial Group, Inc.	221	7,607
MutualFirst Financial, Inc.	99	3,455
National Bank Holdings Corp., Class A	514	17,543
National Bankshares, Inc.	140	5,390
National Commerce Corp. (a)	212	8,501
NBT Bancorp, Inc.	850	30,719
Nicolet Bankshares, Inc. (a)	187	10,130
Northrim BanCorp, Inc.	165	4,810
Norwood Financial Corp.	72	3,084
OFG Bancorp	937	9,417
Ohio Valley Banc Corp.	76	2,573
Old Line Bancshares, Inc.	140	3,791
Old National Bancorp	2,690	43,847
Old Point Financial Corp.	74	2,377
Old Second Bancorp, Inc.	550	6,518
Opus Bank (b)	427	10,163
Orrstown Financial Services, Inc.	126	3,150
Pacific Continental Corp.	440	11,176
Pacific Mercantile Bancorp (a)	381	3,010
Pacific Premier Bancorp, Inc. (a)	783	28,110
PacWest Bancorp	2,378	114,192
Paragon Commercial Corp. (a)	81	4,287
Park National Corp.	261	25,779
Park Sterling Corp.	1,095	12,724
Parke Bancorp, Inc.	133	2,687
Peapack Gladstone Financial Corp.	337	10,538
Penns Woods Bancorp, Inc.	108	4,628
People’s Utah Bancorp	281	7,812
Peoples Bancorp of North Carolina, Inc.	83	2,624
Peoples Bancorp, Inc.	349	11,377
Peoples Financial Services Corp.	157	6,715
Pinnacle Financial Partners, Inc.	1,455	92,974
Popular, Inc.	2,028	85,460
Preferred Bank	252	14,150
Premier Financial Bancorp, Inc.	145	2,755
Prosperity Bancshares, Inc.	1,329	85,189
QCR Holdings, Inc.	250	11,488
Renasant Corp.	871	36,922
Republic Bancorp, Inc., Class A	207	7,431
Republic First Bancorp, Inc. (a)	993	8,838
S&T Bancorp, Inc.	681	25,796
Sandy Spring Bancorp, Inc.	504	20,180
Seacoast Banking Corp. of Florida (a)	788	18,416
ServisFirst Bancshares, Inc.	928	33,724

See Notes to Financial Statements.

50	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares Russell Small/Mid-Cap Index Fund

Common Stocks	Shares	Value
Banks (continued)
Shore Bancshares, Inc.	166	$2,804
Sierra Bancorp	226	6,192
Signature Bank (a)	1,075	148,973
Simmons First National Corp., Class A	627	34,203
SmartFinancial, Inc. (a)	141	3,535
South State Corp.	565	47,319
Southern First Bancshares, Inc. (a)	145	5,343
Southern National Bancorp of Virginia, Inc.	179	3,029
Southside Bancshares, Inc.	575	19,970
Southwest Bancorp, Inc.	371	9,683
State Bank Financial Corp.	756	20,752
Sterling Bancorp	2,619	60,499
Stock Yards Bancorp, Inc.	458	16,419
Stonegate Bank	296	13,779
Summit Financial Group, Inc.	213	4,641
Sun Bancorp, Inc.	217	5,284
Sunshine Bancorp, Inc. (a)	150	3,428
SVB Financial Group (a)	1,046	186,648
Synovus Financial Corp.	2,395	104,135
TCF Financial Corp.	3,266	51,472
Texas Capital Bancshares, Inc. (a)(b)	998	78,193
Tompkins Financial Corp.	288	22,668
TowneBank	1,127	35,275
Trico Bancshares	422	15,572
Tristate Capital Holdings, Inc. (a)	464	10,672
Triumph Bancorp, Inc. (a)	317	9,003
Trustmark Corp.	1,341	42,858
Two River Bancorp	145	2,651
UMB Financial Corp.	899	62,624
Umpqua Holdings Corp.	4,421	81,965
Union Bankshares Corp.	871	26,905
Union Bankshares, Inc.	61	2,675
United Bankshares, Inc.	1,974	68,103
United Community Banks, Inc.	1,434	39,808
United Security Bancshares (b)	244	2,294
Unity Bancorp, Inc.	154	2,849
Univest Corp. of Pennsylvania	524	15,982
Valley National Bancorp	5,118	60,802
Veritex Holdings, Inc. (a)	288	7,675
Washington Trust Bancorp, Inc.	311	16,934
WashingtonFirst Bankshares, Inc.	195	6,677
Webster Financial Corp.	1,836	95,343
WesBanco, Inc.	861	32,916
West BanCorp., Inc.	307	7,061
Westamerica BanCorp	526	28,783
Western Alliance Bancorp (a)	1,940	97,737
Wintrust Financial Corp.	1,104	83,142
Xenith Bankshares, Inc. (a)	81	2,283
Zions Bancorporation	3,986	180,646

		6,055,320
Beverages — 0.1%
Boston Beer Co., Inc., Class A (a)	175	27,440
Castle Brands, Inc. (a)	1,689	3,021
Coca-Cola Bottling Co. Consolidated	95	22,809
Craft Brew Alliance, Inc. (a)(b)	194	3,395
MGP Ingredients, Inc.	263	15,506
National Beverage Corp.	236	24,100
Primo Water Corp. (a)(b)	482	5,982

		102,253
Biotechnology — 3.9%
Abeona Therapeutics, Inc. (a)(b)	414	3,498
ACADIA Pharmaceuticals, Inc. (a)(b)	1,975	58,796
Acceleron Pharma, Inc. (a)	642	20,640
Achillion Pharmaceuticals, Inc. (a)	2,214	9,077
Acorda Therapeutics, Inc. (a)	896	19,398

Common Stocks	Shares	Value
Biotechnology (continued)
Adamas Pharmaceuticals, Inc. (a)	293	$5,084
Aduro Biotech, Inc. (a)	847	10,884
Advaxis, Inc. (a)(b)	647	4,186
Agenus, Inc. (a)	1,493	6,629
Agios Pharmaceuticals, Inc. (a)	824	46,095
Aimmune Therapeutics, Inc. (a)	661	14,225
Akebia Therapeutics, Inc. (a)	768	10,130
Alder Biopharmaceuticals, Inc. (a)	995	10,696
Alkermes PLC (a)	3,071	167,093
Alnylam Pharmaceuticals, Inc. (a)	1,547	127,999
AMAG Pharmaceuticals, Inc. (a)	749	14,718
Amicus Therapeutics, Inc. (a)	2,809	36,377
AnaptysBio, Inc. (a)	105	2,555
Anavex Life Sciences Corp. (a)(b)	651	2,643
Ardelyx, Inc. (a)	758	3,942
Arena Pharmaceuticals, Inc. (a)(b)	594	14,113
Array BioPharma, Inc. (a)	3,394	25,489
Asterias Biotherapeutics, Inc. (a)	387	1,374
Atara Biotherapeutics, Inc. (a)	558	8,509
Athersys, Inc. (a)(b)	1,960	2,920
Audentes Therapeutics, Inc. (a)	263	5,284
Avexis, Inc. (a)	404	37,431
Axovant Sciences Ltd. (a)	583	13,362
Bellicum Pharmaceuticals, Inc. (a)	586	6,200
BioCryst Pharmaceuticals, Inc. (a)(b)	1,562	7,982
Biohaven Pharmaceutical Holding Co. Ltd. (a)	177	4,560
Biospecifics Technologies Corp. (a)	104	5,060
BioTime, Inc. (a)	1,357	3,664
Bioverativ, Inc. (a)	2,202	136,458
Bluebird Bio, Inc. (a)(b)	819	77,191
Blueprint Medicines Corp. (a)(b)	766	40,085
Calithera Biosciences, Inc. (a)	590	9,027
Cara Therapeutics, Inc. (a)(b)	533	7,483
Cascadian Therapeutics, Inc. (a)(b)	489	2,000
Catalyst Pharmaceutical, Inc. (a)(b)	1,332	3,916
Celldex Therapeutics, Inc. (a)	2,099	4,807
ChemoCentryx, Inc. (a)	425	4,309
Chimerix, Inc. (a)	1,125	5,591
Clovis Oncology, Inc. (a)	784	66,491
Coherus Biosciences, Inc. (a)	812	10,597
Conatus Pharmaceuticals, Inc. (a)	443	2,450
Concert Pharmaceuticals, Inc. (a)	325	4,690
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	819	4,873
Corvus Pharmaceuticals, Inc. (a)	234	2,862
Curis, Inc. (a)	2,384	4,649
Cytokinetics, Inc. (a)(b)	829	11,647
CytomX Therapeutics, Inc. (a)	536	7,231
Dynavax Technologies Corp. (a)	934	14,804
Eagle Pharmaceuticals, Inc. (a)(b)	161	7,913
Edge Therapeutics, Inc. (a)	463	4,986
Editas Medicine, Inc. (a)(b)	632	10,693
Emergent Biosolutions, Inc. (a)(b)	649	23,604
Enanta Pharmaceuticals, Inc. (a)	340	12,957
Epizyme, Inc. (a)	850	9,690
Esperion Therapeutics, Inc. (a)(b)	285	12,908
Exact Sciences Corp. (a)	2,169	84,157
Exelixis, Inc. (a)(b)	5,880	159,407
Fate Therapeutics, Inc. (a)	574	1,659
FibroGen, Inc. (a)	1,158	39,546
Five Prime Therapeutics, Inc. (a)(b)	571	16,068
Flexion Therapeutics, Inc. (a)	517	11,788
Fortress Biotech, Inc. (a)(b)	699	3,104
Foundation Medicine, Inc. (a)(b)	281	9,933
Genocea Biosciences, Inc. (a)(b)	435	2,475
Genomic Health, Inc. (a)	408	13,015
Geron Corp. (a)	3,091	8,191
Global Blood Therapeutics, Inc. (a)	725	18,922

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	51

Schedule of Investments (continued)	iShares Russell Small/Mid-Cap Index Fund

Common Stocks	Shares	Value
Biotechnology (continued)
Halozyme Therapeutics, Inc. (a)	2,136	$27,084
Heron Therapeutics, Inc. (a)	898	14,233
Idera Pharmaceuticals, Inc. (a)	1,893	3,483
Ignyta, Inc. (a)	942	8,949
Immune Design Corp. (a)	411	5,055
ImmunoGen, Inc. (a)	1,720	10,217
Immunomedics, Inc. (a)	2,003	17,146
Innoviva, Inc. (a)	1,507	20,676
Inovio Pharmaceuticals, Inc. (a)(b)	1,457	8,101
Insmed, Inc. (a)	1,190	19,242
Insys Therapeutics, Inc. (a)(b)	541	6,200
Intellia Therapeutics, Inc. (a)(b)	269	4,530
Intercept Pharmaceuticals, Inc. (a)	354	41,464
Intrexon Corp. (a)(b)	1,046	22,583
Invitae Corp. (a)(b)	744	6,904
Ionis Pharmaceuticals, Inc. (a)	2,524	132,258
Iovance Biotherapeutics, Inc. (a)	1,149	6,722
Ironwood Pharmaceuticals, Inc. (a)(b)	2,656	47,144
Jounce Therapeutics, Inc. (a)	134	1,730
Juno Therapeutics, Inc. (a)(b)	1,278	36,334
Karyopharm Therapeutics, Inc. (a)	714	6,026
Keryx Biopharmaceuticals, Inc. (a)(b)	1,695	11,882
Kindred Biosciences, Inc. (a)	334	2,438
Kite Pharma, Inc. (a)	973	105,483
Kura Oncology, Inc. (a)	247	2,235
La Jolla Pharmaceutical Co. (a)	326	9,659
Lexicon Pharmaceuticals, Inc. (a)(b)	902	14,703
Ligand Pharmaceuticals, Inc. (a)(b)	395	47,759
Loxo Oncology, Inc. (a)	392	28,346
MacroGenics, Inc. (a)	671	11,085
Matinas BioPharma Holdings, Inc. (a)(b)	755	846
MediciNova, Inc. (a)(b)	452	2,355
Merrimack Pharmaceuticals, Inc. (b)	2,301	3,060
MiMedx Group, Inc. (a)	2,034	30,429
Minerva Neurosciences, Inc. (a)	489	3,252
Miragen Therapeutics, Inc. (a)(b)	210	2,873
Momenta Pharmaceuticals, Inc. (a)	1,477	24,444
Myriad Genetics, Inc. (a)	1,275	30,944
NantKwest, Inc. (a)(b)	511	3,301
Natera, Inc. (a)	607	4,898
Neurocrine Biosciences, Inc. (a)	1,777	85,349
NewLink Genetics Corp. (a)(b)	478	3,451
Novavax, Inc. (a)(b)	6,358	6,612
Novelion Therapeutics, Inc. (a)	194	1,756
Nymox Pharmaceutical Corp. (a)(b)	482	1,812
OPKO Health, Inc. (a)	6,570	42,370
Organovo Holdings, Inc. (a)(b)	2,071	4,846
Otonomy, Inc. (a)	557	10,472
Ovid therapeutics, Inc. (a)(b)	139	1,138
PDL BioPharma, Inc.	3,051	6,926
Pieris Pharmaceuticals, Inc. (a)	601	3,125
Portola Pharmaceuticals, Inc. (a)(b)	1,001	61,762
Progenics Pharmaceuticals, Inc. (a)	1,429	8,617
Protagonist Therapeutics, Inc. (a)	228	2,779
Prothena Corp. PLC (a)	780	48,173
PTC Therapeutics, Inc. (a)	690	14,228
Puma Biotechnology, Inc. (a)(b)	576	54,749
Ra Pharmaceuticals, Inc. (a)(b)	266	3,913
Radius Health, Inc. (a)(b)	731	32,186
Recro Pharma, Inc. (a)	263	2,001
REGENXBIO, Inc. (a)	535	9,630
Repligen Corp. (a)(b)	681	27,424
Retrophin, Inc. (a)(b)	755	15,281
Rigel Pharmaceuticals, Inc. (a)	2,555	6,055
Sage Therapeutics, Inc. (a)(b)	684	54,549
Sangamo Therapeutics, Inc. (a)	1,531	13,167
Sarepta Therapeutics, Inc. (a)	1,052	40,586

Common Stocks	Shares	Value
Biotechnology (continued)
Seattle Genetics, Inc. (a)(b)	1,938	$97,869
Selecta Biosciences, Inc. (a)	193	3,289
Seres Therapeutics, Inc. (a)	387	5,236
Spark Therapeutics, Inc. (a)	454	32,234
Spectrum Pharmaceuticals, Inc. (a)	1,570	11,712
Stemline Therapeutics, Inc. (a)	387	3,560
Strongbridge Biopharma PLC (a)	370	2,941
Syndax Pharmaceuticals, Inc. (a)(b)	124	1,502
Synergy Pharmaceuticals, Inc. (a)(b)	4,577	17,759
Syros Pharmaceuticals, Inc. (a)	234	5,340
TESARO, Inc. (a)	748	95,490
Tetraphase Pharmaceuticals, Inc. (a)(b)	853	5,579
TG Therapeutics, Inc. (a)(b)	890	10,235
Tocagen, Inc. (a)	128	1,385
Trevena, Inc. (a)(b)	985	2,571
Ultragenyx Pharmaceutical, Inc. (a)	785	52,061
United Therapeutics Corp. (a)(b)	901	115,688
Vanda Pharmaceuticals, Inc. (a)	889	13,824
VBI Vaccines, Inc. (a)(b)	409	1,890
Versartis, Inc. (a)	649	12,006
Voyager Therapeutics, Inc. (a)	211	1,739
XBiotech, Inc. (a)	339	1,556
Xencor, Inc. (a)	769	17,956
ZIOPHARM Oncology, Inc. (a)(b)	2,659	14,704

		3,459,946
Building Products — 1.5%
AAON, Inc.	809	27,344
Advanced Drainage Systems, Inc.	725	14,899
Allegion PLC	1,908	155,006
Ameresco, Inc., Class A (a)	314	2,057
American Woodmark Corp. (a)	274	26,893
AO Smith Corp.	2,880	154,224
Apogee Enterprises, Inc.	566	29,483
Armstrong Flooring, Inc. (a)	504	8,749
Armstrong World Industries, Inc. (a)(b)	885	42,967
Builders FirstSource, Inc. (a)	1,937	30,353
Caesarstone Ltd. (a)	448	15,725
Continental Building Products, Inc. (a)	809	17,798
CSW Industrials, Inc. (a)(b)	283	11,051
Fortune Brands Home & Security, Inc.	3,053	200,425
Gibraltar Industries, Inc. (a)	613	18,298
Griffon Corp.	544	11,152
Insteel Industries, Inc.	366	9,633
JELD-WEN Holding, Inc. (a)	429	14,007
Lennox International, Inc.	777	132,867
Masonite International Corp. (a)	591	45,891
NCI Building Systems, Inc. (a)	766	13,788
Owens Corning	2,209	148,113
Patrick Industries, Inc. (a)	335	25,494
PGT Innovations, Inc. (a)	976	12,688
Ply Gem Holdings, Inc. (a)	454	7,945
Quanex Building Products Corp.	664	14,276
Simpson Manufacturing Co., Inc.	808	35,786
Trex Co., Inc. (a)(b)	598	44,976
Universal Forest Products, Inc.	397	33,288
USG Corp. (a)	1,798	48,618

		1,353,794
Capital Markets — 1.6%
Artisan Partners Asset Management, Inc., Class A	945	31,421
Associated Capital Group, Inc., Class A	135	4,529
B. Riley Financial, Inc.	303	5,893
BGC Partners, Inc., Class A	4,539	57,237
Cohen & Steers, Inc.	438	17,695
Cowen, Inc., Class A (a)	594	9,504
Diamond Hill Investment Group, Inc.	73	14,418

See Notes to Financial Statements.

52	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares Russell Small/Mid-Cap Index Fund

Common Stocks	Shares	Value
Capital Markets (continued)
Donnelley Financial Solutions, Inc. (a)(b)	568	$13,178
E*Trade Financial Corp. (a)	5,526	226,525
Eaton Vance Corp.	2,240	109,962
Evercore Partners, Inc., Class A	826	64,965
Federated Investors, Inc., Class B	1,032	29,753
Financial Engines, Inc.	1,171	45,025
Gain Capital Holdings, Inc.	714	4,791
GAMCO Investors, Inc., Class A	91	2,795
Greenhill & Co., Inc.	630	11,655
Hamilton Lane, Inc., Class A	266	5,974
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,045	24,296
HFF, Inc., Class A	737	27,063
Houlihan Lokey, Inc.	491	18,255
INTL. FCStone, Inc. (a)	312	12,209
Investment Technology Group, Inc.	288	6,356
Ladenburg Thalmann Financial Services, Inc. (a)(b)	2,321	5,292
Lazard Ltd., Class A	2,423	113,178
Legg Mason, Inc.	1,759	70,378
LPL Financial Holdings, Inc.	1,803	82,505
Marcus & Millichap, Inc. (a)	358	9,165
Medley Management, Inc.	210	1,344
Moelis & Co., Class A	526	21,513
OM Asset Management PLC	1,107	16,683
Oppenheimer Holdings, Inc., Class A	288	4,536
Piper Jaffray Cos.	292	18,221
PJT Partners, Inc., Class A	377	16,354
Pzena Investment Management, Inc., Class A	361	3,809
Safeguard Scientifics, Inc. (a)	486	5,783
SEI Investments Co.	2,684	151,673
Silvercrest Asset Management Group, Inc., Class A	132	1,670
Stifel Financial Corp. (a)(b)	1,357	69,003
Virtu Financial, Inc., Class A	569	9,417
Virtus Investment Partners, Inc.	143	16,845
Waddell & Reed Financial, Inc., Class A	1,636	33,816
Westwood Holdings Group, Inc.	191	11,259
Wins Finance Holdings, Inc. (a)(b)	28	5,880
WisdomTree Investments, Inc.	2,128	22,216

		1,434,039
Chemicals — 2.6%
A. Schulman, Inc.	554	14,570
AdvanSix, Inc. (a)	592	19,820
AgroFresh Solutions, Inc. (a)	506	3,947
American Vanguard Corp. (b)	538	9,523
Ashland Global Holdings, Inc.	1,228	79,783
Axalta Coating Systems Ltd. (a)	4,245	133,718
Balchem Corp.	627	48,655
Cabot Corp.	1,228	66,717
Calgon Carbon Corp.	1,038	16,608
CF Industries Holdings, Inc.	4,657	136,654
Chase Corp.	133	14,371
Chemours Co.	3,699	176,109
Codexis, Inc. (a)	588	3,175
Core Molding Technologies, Inc. (a)	146	2,784
Ferro Corp. (a)	1,680	32,323
Flotek Industries, Inc. (a)(b)	1,161	9,776
FutureFuel Corp.	472	6,872
GCP Applied Technologies, Inc. (a)	1,450	43,935
Hawkins, Inc.	195	8,765
HB Fuller Co.	993	51,159
Huntsman Corp.	4,043	107,625
Ingevity Corp. (a)	839	49,082
Innophos Holdings, Inc.	398	16,625
Innospec, Inc.	475	29,640
Intrepid Potash, Inc. (a)(b)	1,635	4,954
KMG Chemicals, Inc.	180	9,112

Common Stocks	Shares	Value
Chemicals (continued)
Koppers Holdings, Inc. (a)	420	$15,246
Kraton Corp. (a)	627	23,324
Kronos Worldwide, Inc.	408	8,699
Landec Corp. (a)	522	6,421
LSB Industries, Inc. (a)	395	2,797
Minerals Technologies, Inc.	705	49,914
NewMarket Corp.	144	66,256
Olin Corp.	3,324	97,992
OMNOVA Solutions, Inc. (a)	871	8,187
Platform Specialty Products Corp. (a)(b)	4,428	62,036
PolyOne Corp.	1,629	59,589
Quaker Chemical Corp.	262	37,170
Rayonier Advanced Materials, Inc.	909	13,553
RPM International, Inc.	2,613	135,536
Scotts Miracle-Gro Co., Class A	884	84,855
Sensient Technologies Corp.	881	65,511
Stepan Co.	391	32,129
Trecora Resources (a)(b)	399	4,608
Tredegar Corp.	521	7,867
Trinseo SA	894	62,848
Tronox Ltd., Class A	1,364	26,434
Valhi, Inc.	605	1,942
Valvoline, Inc.	4,124	93,491
Versum Materials, Inc.	2,167	76,408
Westlake Chemical Corp.	717	50,448
WR Grace & Co.	1,367	94,268

		2,283,831
Commercial Services & Supplies — 1.8%
ABM Industries, Inc.	1,098	48,993
ACCO Brands Corp. (a)	2,262	26,352
Advanced Disposal Services, Inc. (a)	507	12,259
Aqua Metals, Inc. (a)(b)	269	3,142
ARC Document Solutions, Inc. (a)	659	2,280
Brink’s Co.	922	72,054
Casella Waste Systems, Inc., Class A (a)(b)	796	13,357
Ceco Environmental Corp.	608	5,873
Clean Harbors, Inc. (a)(b)	1,049	59,583
Copart, Inc. (a)(b)	3,962	124,763
Covanta Holding Corp.	2,294	34,639
Deluxe Corp.	978	70,612
Encore Capital Group, Inc. (a)	260	10,426
Ennis, Inc.	547	10,530
Essendant, Inc.	793	9,897
Healthcare Services Group, Inc.	1,398	73,046
Heritage-Crystal Clean, Inc. (a)	311	5,847
Herman Miller, Inc.	1,184	39,871
HNI Corp.	860	32,465
Hudson Technologies, Inc. (a)	734	5,938
InnerWorkings, Inc. (a)	945	11,142
Interface, Inc.	1,256	23,801
Iron Mountain, Inc.	5,249	191,185
KAR Auction Services, Inc.	2,721	114,391
Kimball International, Inc., Class B	716	11,936
Knoll, Inc.	1,004	19,437
LSC Communications, Inc.	665	14,218
McGrath RentCorp	480	17,054
Mobile Mini, Inc.	854	26,303
MSA Safety, Inc.	660	52,906
Multi-Color Corp.	278	22,379
NL Industries, Inc. (a)(b)	244	1,903
Pitney Bowes, Inc.	3,730	58,710
Quad/Graphics, Inc.	624	14,015
Rollins, Inc.	1,915	83,130
RR Donnelley & Sons Co.	1,359	16,797
Steelcase, Inc., Class A	1,710	23,342
Sykes Enterprises, Inc. (a)	799	27,166
Team, Inc. (a)	612	8,782

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	53

Schedule of Investments (continued)	iShares Russell Small/Mid-Cap Index Fund

Common Stocks	Shares	Value
Commercial Services & Supplies (continued)
Tetra Tech, Inc.	1,150	$54,568
U.S. Ecology, Inc.	452	23,459
UniFirst Corp. (b)	309	43,955
Viad Corp.	402	21,527
VSE Corp.	185	9,592
West Corp.	862	20,145

		1,573,770
Communications Equipment — 1.4%
ADTRAN, Inc.	948	22,231
Aerohive Networks, Inc. (a)	464	2,185
Applied Optoelectronics, Inc. (a)(b)	367	35,779
Arista Networks, Inc. (a)	1,061	158,397
ARRIS International PLC (a)	3,633	101,579
Bel Fuse, Inc., Class B	197	4,974
Brocade Communications Systems, Inc.	8,143	102,834
CalAmp Corp. (a)	674	12,873
Calix, Inc. (a)(b)	818	5,603
Ciena Corp. (a)	2,845	73,259
Clearfield, Inc. (a)	168	1,932
CommScope Holding Co., Inc. (a)	3,819	140,463
Comtech Telecommunications Corp.	441	7,938
Digi International, Inc. (a)(b)	638	6,667
EchoStar Corp., Class A (a)	936	56,843
Emcore Corp.	178	2,065
Extreme Networks, Inc. (a)	2,137	18,784
Finisar Corp. (a)(b)	2,206	60,047
Harmonic, Inc. (a)(b)	1,441	5,908
Infinera Corp. (a)	2,818	33,055
InterDigital, Inc.	692	50,412
KVH Industries, Inc. (a)	273	2,976
Loral Space & Communications, Inc. (a)(b)	223	10,381
Lumentum Holdings, Inc. (a)	1,220	76,372
NETGEAR, Inc. (a)	631	30,225
Oclaro, Inc. (a)	3,294	32,215
Plantronics, Inc.	662	29,909
Quantenna Communications, Inc. (a)	403	8,145
ShoreTel, Inc. (a)	1,243	9,260
Sonus Networks, Inc. (a)(b)	1,059	7,233
Ubiquiti Networks, Inc. (a)(b)	463	25,234
ViaSat, Inc. (a)(b)	1,063	70,254
Viavi Solutions, Inc. (a)(b)	4,588	50,330

		1,256,362
Construction & Engineering — 1.0%
AECOM (a)	3,086	98,411
Aegion Corp. (a)	653	15,633
Argan, Inc.	275	17,724
Chicago Bridge & Iron Co. NV (b)	1,996	37,405
Comfort Systems USA, Inc.	735	24,475
Dycom Industries, Inc. (a)	611	55,357
EMCOR Group, Inc.	1,181	79,717
Fluor Corp.	2,779	120,692
Granite Construction, Inc.	799	39,167
Great Lakes Dredge & Dock Corp. (a)(b)	1,326	5,238
HC2 Holdings, Inc. (a)	751	4,513
IES Holdings, Inc. (a)(b)	144	2,448
Jacobs Engineering Group, Inc.	2,372	125,052
KBR, Inc.	2,908	43,387
Layne Christensen Co. (a)	293	3,103
MasTec, Inc. (a)	1,316	60,799
MYR Group, Inc. (a)	313	9,956
Northwest Pipe Co. (a)(b)	170	2,569
NV5 Global, Inc. (a)	172	7,147
Orion Group Holdings, Inc. (a)	592	4,156
Primoris Services Corp.	779	19,413
Quanta Services, Inc. (a)	2,990	100,853
Sterling Construction Co., Inc. (a)	468	5,981
Tutor Perini Corp. (a)(b)	745	19,817

		903,013

Common Stocks	Shares	Value
Construction Materials — 0.2%
Eagle Materials, Inc.	947	$89,113
Forterra, Inc. (a)	400	3,572
Summit Materials, Inc., Class A (a)(b)	2,132	60,606
United States Lime & Minerals, Inc.	34	2,761
US Concrete, Inc. (a)(b)	297	23,270

		179,322
Consumer Discretionary — 0.1%
Acushnet Holdings Corp.	409	7,554
American Outdoor Brands Corp. (a)	1,148	23,709
At Home Group, Inc. (a)(b)	94	2,139
Camping World Holdings, Inc., Class A	233	7,447
SP Plus Corp. (a)	362	11,837

		52,686
Consumer Finance — 0.5%
Credit Acceptance Corp. (a)(b)	226	56,296
Elevate Credit, Inc. (a)	275	2,263
Enova International, Inc. (a)	672	9,744
Ezcorp, Inc., Class A (a)	1,124	8,767
Green Dot Corp., Class A (a)	920	37,021
Navient Corp.	5,791	85,417
Nelnet, Inc., Class A	418	20,520
OneMain Holdings, Inc. (a)(b)	1,079	28,852
PRA Group, Inc. (a)	928	36,378
Regional Management Corp. (a)	194	4,654
Santander Consumer USA Holdings, Inc. (a)(b)	2,990	38,302
SLM Corp. (a)(b)	8,661	95,953
World Acceptance Corp. (a)	117	8,842

		433,009
Containers & Packaging — 1.5%
Aptargroup, Inc.	1,214	98,249
Ardagh Group SA	361	8,101
Avery Dennison Corp.	1,763	163,836
Bemis Co., Inc.	1,825	77,325
Berry Global Group, Inc. (a)	2,591	145,303
Crown Holdings, Inc. (a)	2,614	155,455
Graphic Packaging Holding Co.	6,239	82,279
Greif, Inc., Class A	508	28,494
Greif, Inc., Class B	116	6,949
Myers Industries, Inc.	435	7,395
Owens-Illinois, Inc. (a)	3,257	77,842
Packaging Corp. of America	1,867	204,399
Sealed Air Corp.	3,879	168,775
Silgan Holdings, Inc.	1,461	44,268
Sonoco Products Co.	1,971	95,554
UFP Technologies, Inc. (a)	109	3,145

		1,367,369
Distributors — 0.1%
Core-Mark Holding Co., Inc.	905	33,150
Pool Corp.	807	87,253
VOXX International Corp. (a)(b)	376	2,519
Weyco Group, Inc.	103	2,871

		125,793
Diversified Consumer Services — 1.0%
2U, Inc. (a)	881	45,592
Adtalem Global Education, Inc.	1,261	40,983
American Public Education, Inc. (a)(b)	292	6,220
Ascent Capital Group, Inc., Class A (a)	252	4,259
Bridgepoint Education, Inc. (a)	412	4,001
Bright Horizons Family Solutions, Inc. (a)	1,015	80,195
Capella Education Co.	235	16,145
Career Education Corp. (a)	1,445	12,152
Carriage Services, Inc.	319	7,780
Collectors Universe, Inc.	114	2,836

See Notes to Financial Statements.

54	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares Russell Small/Mid-Cap Index Fund

Common Stocks	Shares	Value
Diversified Consumer Services (continued)
Graham Holdings Co., Class B	82	$48,577
Grand Canyon Education, Inc. (a)	944	69,450
H&R Block, Inc.	4,144	126,361
Hillenbrand, Inc.	1,247	44,892
Houghton Mifflin Harcourt Co. (a)(b)	2,018	24,115
K12, Inc. (a)	704	12,468
Laureate Education, Inc., Class A (a)	733	12,476
Liberty Tax, Inc.	144	2,030
Matthews International Corp., Class A	621	40,707
Regis Corp. (a)(b)	806	8,487
Service Corp. International	3,605	125,202
ServiceMaster Global Holdings, Inc. (a)	2,708	119,044
Sotheby’s (a)	772	43,687
Strayer Education, Inc.	207	16,274
Weight Watchers International, Inc. (a)	576	20,632

		934,565
Diversified Financial Services — 1.0%
CBOE Holdings, Inc.	2,211	209,006
FactSet Research Systems, Inc.	772	129,094
FNFV Group (a)	1,347	23,236
MarketAxess Holdings, Inc.	736	149,327
Marlin Business Services Corp.	148	3,848
Morningstar, Inc.	368	30,386
MSCI, Inc.	1,785	194,476
NewStar Financial, Inc.	627	6,859
On Deck Capital, Inc. (a)	1,068	4,592
PHH Corp. (a)	1,134	15,626
PICO Holdings, Inc. (a)	400	6,500
Tiptree, Inc., Class A	689	4,720
Voya Financial, Inc.	3,786	148,523

		926,193
Diversified Telecommunication Services — 0.5%
8x8, Inc. (a)	1,764	22,403
ATN International, Inc.	220	12,760
Cincinnati Bell, Inc. (a)	910	16,972
Cogent Communications Holdings, Inc.	847	35,362
Consolidated Communications Holdings, Inc.	1,262	22,716
Frontier Communications Corp. (b)	1,537	23,531
General Communication, Inc., Class A (a)(b)	525	22,402
Globalstar, Inc. (a)(b)	9,122	16,874
Hawaiian Telcom Holdco, Inc. (a)	118	3,450
IDT Corp., Class B	309	4,576
Intelsat SA (a)	1,006	3,189
Iridium Communications, Inc. (a)(b)	1,778	17,691
Lumos Networks Corp. (a)	422	7,558
Ooma, Inc. (a)	294	2,440
ORBCOMM, Inc. (a)	1,382	16,045
pdvWireless, Inc. (a)(b)	205	5,064
Straight Path Communications, Inc., Class B (a)	173	31,036
Vonage Holdings Corp. (a)(b)	4,069	26,896
Windstream Holdings, Inc.	3,839	14,550
Zayo Group Holdings, Inc. (a)	3,706	121,520

		427,035
Electric Utilities — 1.3%
ALLETE, Inc.	1,030	75,468
El Paso Electric Co.	788	40,897
Great Plains Energy, Inc.	4,317	133,192
Hawaiian Electric Industries, Inc.	2,140	70,599
IDACORP, Inc.	1,004	86,705
MGE Energy, Inc.	672	44,722
OGE Energy Corp.	4,012	143,870
Otter Tail Corp.	763	30,863
Pinnacle West Capital Corp.	2,248	194,969
PNM Resources, Inc.	1,584	63,122
Portland General Electric Co.	1,773	79,235

Common Stocks	Shares	Value
Electric Utilities (continued)
Spark Energy, Inc., Class A (b)	216	$4,493
Unitil Corp.	298	15,124
Westar Energy, Inc.	2,862	145,247

		1,128,506
Electrical Equipment — 0.8%
Allied Motion Technologies, Inc.	123	3,640
Atkore International Group, Inc. (a)	648	13,491
AZZ, Inc.	515	26,111
Babcock & Wilcox Enterprises, Inc. (a)(b)	909	9,545
Brady Corp., Class A	919	30,511
Encore Wire Corp.	434	19,356
Energous Corp. (a)(b)	391	5,759
EnerSys	868	62,730
Franklin Electric Co., Inc.	918	37,087
Generac Holdings, Inc. (a)(b)	1,225	44,063
General Cable Corp.	1,040	20,072
Hubbell, Inc.	1,081	128,412
II-VI, Inc. (a)	1,208	46,025
LSI Industries, Inc.	509	4,260
Plug Power, Inc. (a)(b)	4,720	10,665
Powell Industries, Inc.	184	5,860
Preformed Line Products Co.	71	3,459
Regal-Beloit Corp.	895	74,598
Revolution Lighting Technologies, Inc. (a)(b)	279	2,062
Sensata Technologies Holding NV (a)	3,381	152,551
Sunrun, Inc. (a)(b)	1,731	13,034
Thermon Group Holdings, Inc. (a)	695	12,420
TPI Composites, Inc. (a)(b)	227	4,277
Vicor Corp. (a)	330	5,858

		735,846
Electronic Equipment, Instruments & Components — 3.2%
Agilysys, Inc. (a)	267	2,686
Akoustis Technologies, Inc. (a)(b)	199	1,381
Anixter International, Inc. (a)	571	44,966
Arrow Electronics, Inc. (a)	1,764	143,396
Avnet, Inc.	2,496	95,796
AVX Corp.	862	15,404
Badger Meter, Inc.	549	24,842
Belden, Inc.	840	60,430
Benchmark Electronics, Inc. (a)	1,007	33,886
CDW Corp.	3,073	194,920
Cognex Corp.	1,661	157,895
Coherent, Inc. (a)	489	129,585
Control4 Corp. (a)	492	11,242
CTS Corp.	651	14,322
Daktronics, Inc.	708	6,924
Dolby Laboratories, Inc., Class A	1,104	57,132
Electro Scientific Industries, Inc. (a)	512	4,429
Fabrinet (a)	743	33,442
FARO Technologies, Inc. (a)	355	14,022
Fitbit, Inc., Series A (a)(b)	3,367	17,374
FLIR Systems, Inc.	2,734	102,033
Insight Enterprises, Inc. (a)	715	28,972
IPG Photonics Corp. (a)	719	109,748
Iteris, Inc. (a)	428	2,692
Itron, Inc. (a)	678	49,494
Jabil, Inc.	3,586	109,373
KEMET Corp. (a)	902	15,199
Keysight Technologies, Inc. (a)(b)	3,688	153,384
Kimball Electronics, Inc. (a)	529	10,289
Knowles Corp. (a)(b)	1,766	26,755
Littelfuse, Inc.	444	80,000
Maxwell Technologies, Inc. (a)	557	3,258
Mercury Systems, Inc. (a)	946	41,539
Mesa Laboratories, Inc.	66	9,539
Methode Electronics, Inc.	721	28,660

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	55

Schedule of Investments (continued)	iShares Russell Small/Mid-Cap Index Fund

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Microvision, Inc. (a)(b)	1,129	$2,563
MTS Systems Corp.	344	18,129
Napco Security Technologies, Inc. (a)	195	1,784
National Instruments Corp.	2,130	87,628
Novanta, Inc. (a)	644	23,764
OSI Systems, Inc. (a)(b)	344	27,510
Park Electrochemical Corp.	401	7,535
PC Connection, Inc.	235	6,063
PCM, Inc. (a)	204	2,524
Plexus Corp. (a)	671	35,972
Radisys Corp. (a)(b)	655	1,598
Rogers Corp. (a)	365	43,059
Sanmina Corp. (a)	1,458	52,269
ScanSource, Inc. (a)	485	19,206
SYNNEX Corp.	574	68,260
Tech Data Corp. (a)	697	71,373
Trimble, Inc. (a)	5,013	187,599
TTM Technologies, Inc. (a)(b)	1,843	32,031
Universal Display Corp. (b)	836	100,822
VeriFone Systems, Inc. (a)	2,201	42,942
Vishay Intertechnology, Inc.	2,661	47,499
Vishay Precision Group, Inc. (a)	176	3,080
Zebra Technologies Corp., Class A (a)	1,055	107,315

		2,825,534
Energy Equipment & Services — 1.1%
Archrock, Inc.	1,411	15,450
Atwood Oceanics, Inc. (a)(b)	1,637	12,867
Basic Energy Services, Inc. (a)	328	7,347
Bristow Group, Inc.	719	5,299
C&J Energy Services, Inc. (a)(b)	916	29,623
CARBO Ceramics, Inc. (a)	429	3,033
Diamond Offshore Drilling, Inc. (a)	1,376	17,090
Dril-Quip, Inc. (a)	735	32,781
Ensco PLC, Class A	6,218	32,893
Era Group, Inc. (a)(b)	360	3,154
Exterran Corp. (a)	646	17,888
Fairmount Santrol Holdings, Inc. (a)(b)	3,043	8,886
Forum Energy Technologies, Inc. (a)	1,322	17,517
Frank’s International NV	987	7,995
Geospace Technologies Corp. (a)	247	3,801
Gulf Island Fabrication, Inc.	234	2,668
Helix Energy Solutions Group, Inc. (a)	2,876	18,809
Helmerich & Payne, Inc.	2,110	106,808
Independence Contract Drilling, Inc. (a)	549	2,125
Keane Group, Inc. (a)(b)	612	9,382
Key Energy Services, Inc. (a)(b)	175	3,294
Mammoth Energy Services, Inc. (a)	205	3,007
Matrix Service Co. (a)(b)	572	5,920
McDermott International, Inc. (a)(b)	5,634	38,142
Nabors Industries Ltd.	5,673	43,739
Natural Gas Services Group, Inc. (a)	222	5,539
NCS Multistage Holdings, Inc. (a)	214	4,804
Newpark Resources, Inc. (a)	1,753	14,638
Noble Corp. PLC	4,733	18,932
Oceaneering International, Inc.	1,932	49,556
Oil States International, Inc. (a)	1,022	25,397
Parker Drilling Co. (a)	2,983	3,580
Patterson-UTI Energy, Inc.	4,166	80,570
PHI, Inc. (a)	199	1,930
Pioneer Energy Services Corp. (a)	1,368	3,010
ProPetro Holding Corp. (a)(b)	480	6,240
RigNet, Inc. (a)(b)	232	4,396
Rowan Cos. PLC, Class A (a)	2,336	27,261
RPC, Inc.	1,119	23,174
SEACOR Holdings, Inc. (a)	339	11,557
SEACOR Marine Holdings, Inc. (a)	340	4,957

Common Stocks	Shares	Value
Energy Equipment & Services (continued)
Select Energy Services, Inc., Class A (a)	148	$2,298
Smart Sand, Inc. (a)(b)	403	2,652
Solaris Oilfield Infrastructure, Inc., Class A (a)	189	2,466
Superior Energy Services, Inc. (a)	2,984	32,108
Tesco Corp. (a)	1,077	4,954
TETRA Technologies, Inc. (a)	2,422	6,806
Transocean Ltd. (a)(b)	7,845	67,859
Unit Corp. (a)(b)	1,009	18,142
Weatherford International PLC (a)(b)	17,652	78,723
Willbros Group, Inc. (a)	832	1,697

		952,764
Equity Real Estate Investment Trusts (REITs) — 0.2%
Clipper Realty, Inc.	285	3,192
Global Net Lease, Inc. (b)	1,367	30,074
Invitation Homes, Inc. (b)	1,793	38,227
Jernigan Capital, Inc.	214	4,550
MedEquities Realty Trust, Inc.	552	6,651
Starwood Waypoint Homes (b)	2,037	71,178

		153,872
Food & Staples Retailing — 0.6%
Andersons, Inc.	532	18,327
Casey’s General Stores, Inc.	786	83,905
Chefs’ Warehouse, Inc. (a)	426	6,177
Diplomat Pharmacy, Inc. (a)(b)	980	15,553
Ingles Markets, Inc., Class A	294	8,673
Natural Grocers by Vitamin Cottage, Inc. (a)	158	1,392
Performance Food Group Co. (a)	1,412	40,666
PriceSmart, Inc.	441	37,154
Rite Aid Corp. (a)	21,245	47,587
Smart & Final Stores, Inc. (a)(b)	418	3,595
SpartanNash Co.	734	20,361
Sprouts Farmers Market, Inc. (a)	2,720	65,470
SUPERVALU, Inc. (a)	5,171	18,512
U.S. Foods Holding Corp. (a)	2,670	75,161
United Natural Foods, Inc. (a)	1,011	38,954
Village Super Market, Inc., Class A	136	3,363
Weis Markets, Inc.	196	9,273

		494,123
Food Products — 1.5%
Alico, Inc.	65	1,963
Amplify Snack Brands, Inc. (a)(b)	763	7,981
B&G Foods, Inc.	1,314	47,632
Blue Buffalo Pet Products, Inc. (a)(b)	1,847	41,317
Cal-Maine Foods, Inc. (a)(b)	620	23,653
Calavo Growers, Inc.	331	24,511
Darling Ingredients, Inc. (a)	3,260	53,040
Dean Foods Co.	1,803	27,045
Farmer Bros Co. (a)(b)	213	6,635
Flowers Foods, Inc.	3,573	62,831
Fresh Del Monte Produce, Inc.	674	34,691
Freshpet, Inc. (a)	500	8,525
Hain Celestial Group, Inc. (a)(b)	2,034	90,940
Hostess Brands, Inc. (a)	1,573	24,035
Ingredion, Inc.	1,424	175,608
J&J Snack Foods Corp.	295	38,763
John B Sanfilippo & Son, Inc.	176	11,320
Lamb Weston Holdings, Inc.	2,921	128,466
Lancaster Colony Corp.	369	45,247
Limoneira Co.	257	5,849
Omega Protein Corp.	471	7,536
Pilgrim’s Pride Corp. (a)	1,069	25,966
Pinnacle Foods, Inc.	2,363	140,315
Post Holdings, Inc. (a)(b)	1,310	108,992
Sanderson Farms, Inc.	401	52,431
Seneca Foods Corp., Class A (a)	140	4,018

See Notes to Financial Statements.

56	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares Russell Small/Mid-Cap Index Fund

Common Stocks	Shares	Value
Food Products (continued)
Snyders-Lance, Inc.	1,702	$59,213
Tootsie Roll Industries, Inc.	329	12,239
TreeHouse Foods, Inc. (a)	1,110	94,161

		1,364,923
Gas Utilities — 1.1%
Atmos Energy Corp.	2,067	179,333
Chesapeake Utilities Corp.	307	23,716
Delta Natural Gas Co., Inc.	143	4,351
National Fuel Gas Co.	1,600	94,736
New Jersey Resources Corp.	1,703	71,781
Northwest Natural Gas Co.	548	34,579
ONE Gas, Inc.	1,038	75,546
RGC Resources, Inc.	119	3,195
South Jersey Industries, Inc.	1,581	53,707
Southwest Gas Holdings, Inc.	949	76,015
Spire, Inc.	935	67,881
UGI Corp.	3,472	175,181
WGL Holdings, Inc.	1,017	87,177

		947,198
Health Care Equipment & Supplies — 3.0%
Abaxis, Inc.	429	20,163
ABIOMED, Inc. (a)(b)	811	120,101
Accuray, Inc. (a)	1,559	6,626
Alere, Inc. (a)	1,732	87,275
Analogic Corp.	246	17,269
AngioDynamics, Inc. (a)	700	11,375
Anika Therapeutics, Inc. (a)	299	15,297
Antares Pharma, Inc. (a)	2,754	8,648
AtriCure, Inc. (a)	604	14,635
Atrion Corp.	26	16,437
AxoGen, Inc. (a)	539	8,516
Cantel Medical Corp. (b)	712	52,830
Cardiovascular Systems, Inc. (a)	660	20,823
Cerus Corp. (a)	1,981	4,477
ConforMIS, Inc. (a)	592	2,966
CONMED Corp.	543	27,867
Cooper Cos., Inc.	970	236,554
Corindus Vascular Robotics, Inc. (a)	1,382	2,294
CryoLife, Inc. (a)	679	12,731
Cutera, Inc. (a)	266	6,929
DexCom, Inc. (a)	1,712	114,036
Endologix, Inc. (a)	1,673	8,181
Entellus Medical, Inc. (a)	264	4,633
Exactech, Inc. (a)	201	5,859
FONAR Corp. (a)(b)	123	3,161
GenMark Diagnostics, Inc. (a)(b)	816	9,653
Glaukos Corp. (a)	572	22,983
Globus Medical, Inc., Class A (a)	1,394	42,866
Haemonetics Corp. (a)	1,052	43,269
Halyard Health, Inc. (a)	930	37,405
Hill-Rom Holdings, Inc.	1,325	98,739
ICU Medical, Inc. (a)(b)	301	51,742
Inogen, Inc. (a)	347	32,750
Insulet Corp. (a)(b)	1,175	59,114
Integra LifeSciences Holdings Corp. (a)	1,218	60,486
Invacare Corp. (b)	660	10,329
iRhythm Technologies, Inc. (a)	264	10,919
K2M Group Holdings, Inc. (a)	772	18,783
Lantheus Holdings, Inc. (a)(b)	525	9,686
LeMaitre Vascular, Inc.	281	10,136
LivaNova PLC (a)	964	58,746
Masimo Corp. (a)	888	84,005
Meridian Bioscience, Inc.	883	11,965
Merit Medical Systems, Inc. (a)	980	40,180
Natus Medical, Inc. (a)(b)	649	22,845
Neogen Corp. (a)(b)	744	49,007

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
Nevro Corp. (a)	553	$47,591
Novocure Ltd. (a)(b)	1,128	23,237
NuVasive, Inc. (a)(b)	1,003	65,987
NxStage Medical, Inc. (a)	1,278	30,097
Obalon Therapeutics, Inc. (a)(b)	174	1,479
Ocular Therapeutix, Inc. (a)(b)	498	3,152
OraSure Technologies, Inc. (a)(b)	1,139	19,978
Orthofix International NV (a)	334	14,489
Oxford Immunotec Global PLC (a)	477	8,014
Pulse Biosciences, Inc. (a)(b)	180	3,497
Quidel Corp. (a)(b)	566	18,106
Quotient Ltd. (a)	417	2,302
ResMed, Inc.	2,799	215,782
Rockwell Medical, Inc. (a)(b)	978	6,973
RTI Surgical, Inc. (a)(b)	1,125	6,413
Sientra, Inc. (a)	215	2,210
Spectranetics Corp. (a)	852	32,802
STAAR Surgical Co. (a)	859	8,805
STERIS PLC	1,671	136,771
SurModics, Inc. (a)	291	7,653
Tactile Systems Technology, Inc. (a)	175	5,171
Teleflex, Inc.	903	187,120
Utah Medical Products, Inc.	77	5,321
Varex Imaging Corp. (a)	743	22,922
Veracyte, Inc. (a)	454	3,632
ViewRay, Inc. (a)(b)	527	2,493
Viveve Medical, Inc. (a)(b)	263	1,738
West Pharmaceutical Services, Inc.	1,468	130,212
Wright Medical Group NV (a)(b)	2,115	55,561

		2,684,799
Health Care Providers & Services — 1.9%
AAC Holdings, Inc. (a)	267	1,674
Acadia Healthcare Co., Inc. (a)	1,577	83,471
Addus HomeCare Corp. (a)	160	5,432
Almost Family, Inc. (a)	256	12,659
Amedisys, Inc. (a)	561	26,569
American Renal Associates Holdings, Inc. (a)	232	3,967
AMN Healthcare Services, Inc. (a)	974	35,941
BioScrip, Inc. (a)	1,492	4,312
BioTelemetry, Inc. (a)	571	19,528
Brookdale Senior Living, Inc. (a)	3,694	52,441
Capital Senior Living Corp. (a)	443	6,113
Chemed Corp.	317	62,607
Civitas Solutions, Inc. (a)	275	4,909
Community Health Systems, Inc. (a)(b)	1,903	13,606
Corvel Corp. (a)	195	9,272
Cross Country Healthcare, Inc. (a)	756	8,891
Ensign Group, Inc.	975	21,811
Envision Healthcare Corp. (a)	2,312	130,466
Genesis Healthcare, Inc. (a)	519	747
HealthEquity, Inc. (a)(b)	993	45,549
HealthSouth Corp.	1,789	76,140
HMS Holdings Corp. (a)(b)	1,684	33,815
Integer Holdings Corp. (a)	618	28,304
Kindred Healthcare, Inc.	1,757	15,725
Landauer, Inc.	172	9,365
LHC Group, Inc. (a)	308	17,833
LifePoint Health, Inc. (a)(b)	741	44,015
Magellan Health, Inc. (a)	473	35,262
MEDNAX, Inc. (a)(b)	1,839	86,396
Molina Healthcare, Inc. (a)	894	59,719
National Healthcare Corp.	230	14,989
National Research Corp., Class A	200	5,880
Owens & Minor, Inc.	1,205	38,837
Patterson Cos., Inc.	1,643	68,546
Penumbra, Inc. (a)	588	48,010

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	57

Schedule of Investments (continued)	iShares Russell Small/Mid-Cap Index Fund

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
PharMerica Corp. (a)	619	$15,568
Premier, Inc., Class A (a)	1,021	35,633
Providence Service Corp. (a)	235	12,112
R1 RCM, Inc. (a)	1,969	6,675
RadNet, Inc. (a)	664	5,113
Select Medical Holdings Corp. (a)	2,151	34,846
Surgery Partners, Inc. (a)	348	6,908
Teladoc, Inc. (a)(b)	1,076	35,293
Tenet Healthcare Corp. (a)	1,617	28,055
Tivity Health, Inc. (a)(b)	738	29,262
Triple-S Management Corp., Class B (a)	564	8,731
U.S. Physical Therapy, Inc.	246	15,523
VCA, Inc. (a)	1,565	144,888
WellCare Health Plans, Inc. (a)	911	161,238

		1,672,646
Health Care Technology — 0.5%
athenahealth, Inc. (a)	787	108,858
Castlight Health, Inc., Class B (a)	1,124	4,833
Computer Programs & Systems, Inc. (b)	224	6,866
Cotiviti Holdings, Inc. (a)	542	23,333
Evolent Health, Inc., Class A (a)	775	19,143
HealthStream, Inc. (a)	543	12,826
Inovalon Holdings, Inc., Class A (a)	1,272	16,154
Medidata Solutions, Inc. (a)	1,130	86,795
NantHealth, Inc. (a)(b)	491	2,101
Omnicell, Inc. (a)	717	35,563
Quality Systems, Inc. (a)	1,074	18,365
Simulations Plus, Inc.	211	3,123
Tabula Rasa HealthCare, Inc. (a)	216	3,370
Veeva Systems, Inc., Class A (a)	2,143	136,574
Vocera Communications, Inc. (a)	569	15,517

		493,421
Hotels, Restaurants & Leisure — 2.5%
Aramark	4,826	192,324
Belmond Ltd., Class A (a)	1,789	23,346
Biglari Holdings, Inc. (a)	20	7,486
BJ’s Restaurants, Inc. (a)	412	14,544
Bloomin’ Brands, Inc.	1,987	34,633
Bob Evans Farms, Inc.	397	27,464
Bojangles’, Inc. (a)(b)	317	4,216
Boyd Gaming Corp.	1,679	42,076
Brinker International, Inc.	987	35,009
Buffalo Wild Wings, Inc. (a)	311	33,432
Caesars Acquisition Co., Class A (a)	1,005	19,497
Caesars Entertainment Corp. (a)(b)	1,181	14,585
Carrols Restaurant Group, Inc. (a)(b)	734	8,955
Century Casinos, Inc. (a)	411	2,955
Cheesecake Factory, Inc.	898	42,727
Choice Hotels International, Inc.	661	42,734
Churchill Downs, Inc.	266	49,755
Chuy’s Holdings, Inc. (a)(b)	351	8,266
ClubCorp Holdings, Inc.	1,295	21,950
Cracker Barrel Old Country Store, Inc. (b)	383	59,537
Dave & Buster’s Entertainment, Inc. (a)(b)	845	52,483
Del Frisco’s Restaurant Group, Inc. (a)	450	6,390
Del Taco Restaurants, Inc. (a)	655	8,574
Denny’s Corp. (a)	1,462	16,608
DineEquity, Inc.	340	13,988
Domino’s Pizza, Inc.	959	178,853
Dunkin’ Brands Group, Inc.	1,852	98,212
El Pollo Loco Holdings, Inc. (a)	384	4,992
Eldorado Resorts, Inc. (a)	884	18,034
Empire Resorts, Inc. (a)	81	1,851
Extended Stay America, Inc.	3,305	65,340
Fiesta Restaurant Group, Inc. (a)	557	9,358
Fogo De Chao, Inc. (a)(b)	126	1,707

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Golden Entertainment, Inc. (a)	211	$4,342
Habit Restaurants, Inc., Class A (a)	428	7,041
Hilton Grand Vacations, Inc. (a)(b)	1,196	43,965
Hyatt Hotels Corp., Class A (a)	633	35,176
ILG, Inc.	2,136	56,625
International Game Technology PLC	2,155	41,031
International Speedway Corp., Class A	382	13,676
Intrawest Resorts Holdings, Inc. (a)	270	6,413
J Alexander’s Holdings, Inc. (a)	266	2,806
Jack in the Box, Inc.	634	58,810
La Quinta Holdings, Inc. (a)(b)	1,642	24,482
Lindblad Expeditions Holdings, Inc. (a)(b)	459	4,595
Marcus Corp.	375	10,200
Marriott Vacations Worldwide Corp.	441	51,531
Monarch Casino & Resort, Inc. (a)(b)	188	6,221
Nathan’s Famous, Inc. (a)	50	3,125
Noodles & Co. (a)(b)	309	1,190
Papa John’s International, Inc.	536	38,233
Penn National Gaming, Inc. (a)	1,533	30,905
Pinnacle Entertainment, Inc. (a)	1,059	20,121
Planet Fitness, Inc., Class A	1,688	38,250
Potbelly Corp. (a)(b)	435	5,003
RCI Hospitality Holdings, Inc.	186	4,220
Red Lion Hotels Corp. (a)	209	1,494
Red Robin Gourmet Burgers, Inc. (a)	273	16,325
Red Rock Resorts, Inc., Class A	1,393	33,293
Ruby Tuesday, Inc. (a)(b)	1,089	2,200
Ruth’s Hospitality Group, Inc.	623	12,460
Scientific Games Corp., Class A (a)	1,072	39,718
SeaWorld Entertainment, Inc.	1,397	21,486
Shake Shack, Inc., Class A (a)	430	14,194
Six Flags Entertainment Corp.	1,421	80,812
Sonic Corp.	817	19,330
Speedway Motorsports, Inc.	288	6,123
Texas Roadhouse, Inc.	1,326	62,720
Vail Resorts, Inc.	791	166,711
Wendy’s Co.	3,706	57,221
Wingstop, Inc. (a)	556	16,686
Zoe’s Kitchen, Inc. (a)(b)	364	4,117

		2,224,732
Household Durables — 1.4%
Bassett Furniture Industries, Inc.	181	6,733
Beazer Homes USA, Inc. (a)(b)	621	8,234
CalAtlantic Group, Inc.	1,437	50,439
Cavco Industries, Inc. (a)	167	21,777
Century Communities, Inc. (a)	378	9,790
CSS Industries, Inc.	147	3,935
Ethan Allen Interiors, Inc.	500	16,025
Flexsteel Industries, Inc.	144	8,061
GoPro, Inc., Class A (a)(b)	2,108	17,370
Green Brick Partners, Inc. (a)	517	5,816
Helen of Troy Ltd. (a)	542	54,607
Hooker Furniture Corp.	231	9,748
Hovnanian Enterprises, Inc., Class A (a)	2,312	5,086
Installed Building Products, Inc. (a)	418	22,488
iRobot Corp. (a)	529	55,815
KB Home	1,713	39,262
La-Z-Boy, Inc.	966	32,651
Leggett & Platt, Inc.	2,609	125,702
LGI Homes, Inc. (a)(b)	327	14,486
Libbey, Inc.	416	3,744
Lifetime Brands, Inc.	182	3,449
M/I Homes, Inc. (a)(b)	526	13,644
MDC Holdings, Inc.	846	29,009
Meritage Homes Corp. (a)	781	31,826
NACCO Industries, Inc., Class A	85	5,576

See Notes to Financial Statements.

58	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares Russell Small/Mid-Cap Index Fund

Common Stocks	Shares	Value
Household Durables (continued)
New Home Co., Inc. (a)	238	$2,573
NVR, Inc. (a)	66	172,289
PulteGroup, Inc.	5,812	141,905
Taylor Morrison Home Corp., Class A (a)	1,229	27,800
Tempur Sealy International, Inc. (a)(b)	931	53,691
Toll Brothers, Inc.	3,020	116,542
TopBuild Corp. (a)	748	39,479
TRI Pointe Group, Inc. (a)	3,195	42,494
Tupperware Brands Corp.	1,019	61,864
UCP, Inc., Class A (a)	159	1,773
Universal Electronics, Inc. (a)	274	18,755
William Lyon Homes, Class A (a)	521	11,780
ZAGG, Inc. (a)(b)	434	3,667

		1,289,885
Household Products — 0.2%
Central Garden & Pet Co. (a)	223	7,136
Central Garden & Pet Co., Class A (a)	705	21,686
Energizer Holdings, Inc.	1,236	56,942
HRG Group, Inc. (a)	2,360	39,089
Oil-Dri Corp. of America	78	3,226
Orchids Paper Products Co. (b)	173	1,948
Spectrum Brands Holdings, Inc.	493	56,912
WD-40 Co.	267	28,475

		215,414
Independent Power and Renewable Electricity Producers — 0.6%
Atlantic Power Corp. (a)	2,207	5,076
Calpine Corp. (a)	7,220	103,809
Dynegy, Inc. (a)	2,152	19,325
Genie Energy Ltd., Class B (a)	286	1,896
NRG Energy, Inc.	6,022	148,262
NRG Yield, Inc., Class A	831	15,149
NRG Yield, Inc., Class C	1,129	20,999
Ormat Technologies, Inc.	793	47,025
Pattern Energy Group, Inc.	1,399	35,115
TerraForm Global, Inc., Class A (a)	1,726	8,803
TerraForm Power, Inc., Class A (a)	1,624	21,762
Vistra Energy Corp.	4,889	80,326
Vivint Solar, Inc. (a)(b)	597	3,074

		510,621
Industrial Conglomerates — 0.3%
BWX Technologies, Inc.	1,883	99,144
Carlisle Cos., Inc.	1,262	123,159
Raven Industries, Inc.	708	24,355
Seaboard Corp.	5	21,375
Standex International Corp.	249	23,891

		291,924
Insurance — 3.8%
Alleghany Corp. (a)	218	133,708
Ambac Financial Group, Inc. (a)	64	1,308
American Equity Investment Life Holding Co.	364	9,748
American Financial Group, Inc.	1,448	146,827
American National Insurance Co.	190	22,610
AMERISAFE, Inc.	411	23,735
AmTrust Financial Services, Inc.	1,740	27,840
Argo Group International Holdings Ltd.	644	38,608
Arthur J Gallagher & Co.	3,562	209,410
Aspen Insurance Holdings Ltd.	1,224	59,731
Assurant, Inc.	1,134	119,376
Assured Guaranty Ltd.	2,441	109,869
Atlas Financial Holdings, Inc. (a)	274	4,233
Axis Capital Holdings Ltd.	1,717	110,884
Baldwin & Lyons, Inc., Class B	363	8,494
Blue Capital Reinsurance Holdings Ltd.	268	5,172
Brown & Brown, Inc.	2,370	105,702
Citizens, Inc. (a)(b)	1,138	9,161

Common Stocks	Shares	Value
Insurance (continued)
CNO Financial Group, Inc.	2,684	$61,410
Crawford & Co., Class B	244	2,191
Donegal Group, Inc., Class A	452	6,816
eHealth, Inc. (a)(b)	311	5,290
EMC Insurance Group, Inc.	229	6,343
Employers Holdings, Inc.	716	31,039
Enstar Group Ltd. (a)	249	50,447
Erie Indemnity Co., Class A	490	62,455
Everest Re Group Ltd.	828	217,259
FBL Financial Group, Inc., Class A	272	18,469
Federated National Holding Co.	340	5,413
Fidelity & Guaranty Life	373	11,619
First American Financial Corp.	2,212	107,083
Genworth Financial, Inc., Class A (a)	8,044	27,588
Global Indemnity Ltd. (a)	237	9,186
Greenlight Capital Re Ltd., Class A (a)	733	15,686
Hallmark Financial Services, Inc. (a)	563	6,334
Hanover Insurance Group, Inc.	878	83,287
HCI Group, Inc.	167	7,530
Health Insurance Innovations, Inc., Class A (a)(b)	231	6,480
Heritage Insurance Holdings, Inc.	654	8,247
Hilltop Holdings, Inc.	1,556	38,947
Horace Mann Educators Corp.	951	35,092
Independence Holding Co.	296	6,571
Infinity Property & Casualty Corp.	249	24,912
Investors Title Co.	37	6,531
James River Group Holdings Ltd.	445	17,871
Kemper Corp.	881	34,579
Kingstone Cos., Inc.	267	4,406
Kinsale Capital Group, Inc.	315	12,260
Maiden Holdings Ltd.	1,008	11,189
MBIA, Inc. (a)	2,595	26,391
Mercury General Corp.	596	35,694
National General Holdings Corp.	1,115	23,649
National Western Life Group, Inc., Class A	61	20,532
Navigators Group, Inc.	491	27,987
NI Holdings, Inc. (a)	247	4,441
Old Republic International Corp.	4,995	98,002
OneBeacon Insurance Group Ltd., Class A	561	10,278
Primerica, Inc.	837	67,839
ProAssurance Corp.	1,125	69,525
Reinsurance Group of America, Inc.	1,318	184,784
RenaissanceRe Holdings Ltd.	212	31,145
RLI Corp.	803	46,622
Safety Insurance Group, Inc.	207	14,687
Selective Insurance Group, Inc.	1,201	60,831
State Auto Financial Corp.	417	10,754
State National Cos., Inc.	729	15,222
Stewart Information Services Corp.	485	19,061
Third Point Reinsurance Ltd. (a)(b)	1,713	24,924
Torchmark Corp.	2,359	186,290
Trupanion, Inc. (a)(b)	511	12,172
United Fire Group, Inc.	312	14,077
United Insurance Holdings Corp.	396	6,320
Universal Insurance Holdings, Inc.	709	16,910
Validus Holdings Ltd.	1,644	88,431
W.R. Berkley Corp.	1,962	135,319
White Mountains Insurance Group Ltd.	93	80,408
WMIH Corp. (a)	4,354	5,007

		3,426,248
Internet & Direct Marketing Retail — 0.6%
1-800-Flowers.com, Inc., Class A (a)	465	4,487
Duluth Holdings, Inc., Class B (a)	178	3,450
Etsy, Inc. (a)	2,359	33,899
FTD Cos., Inc. (a)	368	7,231
Gaia, Inc. (a)	158	1,904

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	59

Schedule of Investments (continued)	iShares Russell Small/Mid-Cap Index Fund

Common Stocks	Shares	Value
Internet & Direct Marketing Retail (continued)
Groupon, Inc. (a)(b)	6,724	$25,278
HSN, Inc.	670	26,565
Lands’ End, Inc. (a)	284	3,834
Liberty Expedia Holdings, Inc., Class A (a)	1,071	61,101
Liberty TripAdvisor Holdings, Inc., Series A (a)	1,402	16,474
Liberty Ventures, Series A (a)	1,608	97,413
Nutrisystem, Inc.	580	32,335
Overstock.com, Inc. (a)	369	5,904
PetMed Express, Inc.	406	19,301
Shutterfly, Inc. (a)	675	33,102
TripAdvisor, Inc. (a)	2,201	85,883
Wayfair, Inc., Class A (a)	769	58,713

		516,874
Internet Software & Services — 2.1%
Alarm.com Holdings, Inc. (a)(b)	399	15,174
Alteryx, Inc., Class A (a)	162	3,259
Amber Road, Inc. (a)	484	4,535
Angie’s List, Inc. (a)	757	9,069
Appfolio, Inc., Class A (a)	155	5,417
Apptio Inc., Class A (a)	341	6,053
Bankrate, Inc. (a)	1,026	14,261
Bazaarvoice, Inc. (a)	1,537	7,224
Benefitfocus, Inc. (a)	314	11,225
Blucora, Inc. (a)	829	18,570
Box, Inc., Class A (a)	1,553	29,274
Brightcove, Inc. (a)	817	5,474
Carbonite, Inc. (a)(b)	499	11,776
Care.com, Inc. (a)	255	3,705
Cars.com, Inc. (a)(b)	1,431	34,773
ChannelAdvisor Corp. (a)	553	5,807
Chegg, Inc. (a)	1,681	23,282
Cimpress NV (a)	500	44,120
Cloudera, Inc. (a)(b)	249	4,295
CommerceHub, Inc., Series A (a)	217	3,958
CommerceHub, Inc., Series C (a)	603	10,842
Cornerstone OnDemand, Inc. (a)	1,030	41,519
CoStar Group, Inc. (a)	641	176,628
Coupa Software, Inc. (a)(b)	582	17,885
DHI Group, Inc. (a)	1,350	2,970
Endurance International Group Holdings, Inc. (a)	1,093	10,110
Envestnet, Inc. (a)	886	34,598
Five9, Inc. (a)	1,034	22,810
Global Eagle Entertainment, Inc. (a)	1,213	3,833
GoDaddy, Inc., Class A (a)(b)	1,565	67,264
Gogo, Inc. (a)(b)	1,187	14,458
GrubHub, Inc. (a)	1,718	79,251
GTT Communications, Inc. (a)	622	19,002
Hortonworks, Inc. (a)	925	12,395
IAC/InterActiveCorp (a)	1,395	145,959
Instructure, Inc. (a)(b)	404	13,069
Internap Corp. (a)(b)	1,470	5,586
j2 Global, Inc.	927	78,452
Leaf Group Ltd. (a)	222	1,676
LendingClub Corp. (a)	6,352	32,200
Limelight Networks, Inc. (a)	1,523	5,209
Liquidity Services, Inc. (a)	470	3,196
LivePerson, Inc. (a)	1,131	15,325
LogMeIn, Inc.	1,032	120,176
Match Group, Inc. (a)(b)	732	13,359
Meet Group, Inc. (a)	1,353	6,792
MINDBODY, Inc., Class A (a)	739	19,177
MuleSoft, Inc., Class A (a)	291	6,326
New Relic, Inc. (a)	583	27,378
NIC, Inc.	1,267	20,589
Nutanix, Inc., Class A (a)(b)	680	14,447
Okta, Inc. (a)	200	4,390
Ominto, Inc. (a)(b)	259	1,456
Pandora Media, Inc. (a)(b)	4,584	41,027

Common Stocks	Shares	Value
Internet Software & Services (continued)
Perficient, Inc. (a)	759	$14,269
Q2 Holdings, Inc. (a)	619	24,079
QuinStreet, Inc. (a)	483	1,879
Quotient Technology, Inc. (a)(b)	1,465	16,994
RealNetworks, Inc. (a)	359	1,562
Reis, Inc.	139	2,975
Rocket Fuel, Inc. (a)	646	1,680
Shutterstock, Inc. (a)(b)	359	15,128
SPS Commerce, Inc. (a)	345	19,941
Stamps.com, Inc. (a)(b)	318	47,096
TechTarget, Inc. (a)	292	2,800
Trade Desk, Inc., Class A (a)(b)	342	18,232
TrueCar, Inc. (a)	1,238	23,435
Tucows, Inc., Class A (a)(b)	180	9,837
Twilio, Inc. (a)(b)	1,236	36,054
Web.com Group, Inc. (a)	765	16,792
WebMD Health Corp. (a)	734	48,627
XO Group, Inc. (a)	471	8,610
Yelp, Inc. (a)(b)	1,547	50,324
Yext, Inc. (a)(b)	185	2,405
Zillow Group, Inc., Class A (a)	1,057	48,020
Zillow Group, Inc., Class C (a)	2,120	95,739

		1,857,083
IT Services — 2.7%
Acxiom Corp. (a)	1,585	42,747
Black Knight Financial Services, Inc., Class A (a)(b)	579	24,607
Blackhawk Network Holdings, Inc. (a)	1,092	47,666
Booz Allen Hamilton Holding Corp.	2,936	100,705
Broadridge Financial Solutions, Inc.	2,354	178,574
CACI International, Inc., Class A (a)	482	60,298
Cardtronics PLC, Class A (a)	911	28,514
Cass Information Systems, Inc.	229	15,105
Conduent, Inc. (a)	3,755	61,995
Convergys Corp.	1,904	45,639
CoreLogic, Inc. (a)	1,708	77,799
CSG Systems International, Inc.	693	28,655
CSRA, Inc.	3,260	106,309
DST Systems, Inc.	1,241	68,131
EPAM Systems, Inc. (a)	978	84,039
Euronet Worldwide, Inc. (a)(b)	1,013	97,866
Everi Holdings, Inc. (a)	1,247	9,303
EVERTEC, Inc.	1,222	21,813
ExlService Holdings, Inc. (a)	657	37,810
Forrester Research, Inc.	219	8,935
Gartner, Inc. (a)	1,758	225,587
Genpact Ltd.	2,711	78,619
Hackett Group, Inc.	545	8,949
Information Services Group, Inc. (a)	536	2,160
Jack Henry & Associates, Inc.	1,555	166,883
Leidos Holdings, Inc.	2,848	152,197
Mantech International Corp., Class A	502	19,939
MAXIMUS, Inc.	1,288	77,744
MoneyGram International, Inc. (a)	638	10,412
NCI, Inc., Class A (a)	134	2,673
Planet Payment, Inc. (a)	708	2,294
Presidio, Inc. (a)	358	4,879
Sabre Corp.	4,175	92,393
Science Applications International Corp.	865	60,905
ServiceSource International, Inc. (a)(b)	1,592	6,050
Square, Inc., Class A (a)	4,478	117,969
StarTek, Inc. (a)	209	2,571
Syntel, Inc.	691	13,468
TeleTech Holdings, Inc.	281	11,746
Teradata Corp. (a)	2,596	82,605
Travelport Worldwide Ltd.	2,500	35,750
Unisys Corp. (a)	1,052	13,466
Virtusa Corp. (a)(b)	594	19,691
WEX, Inc. (a)	788	85,640

		2,441,100

See Notes to Financial Statements.

60	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares Russell Small/Mid-Cap Index Fund

Common Stocks	Shares	Value
Leisure Products — 0.4%
Black Diamond, Inc. (a)	334	$2,171
Brunswick Corp.	1,796	101,672
Callaway Golf Co.	1,957	24,900
Escalade, Inc.	129	1,593
Johnson Outdoors, Inc., Class A	75	3,789
Malibu Boats, Inc. (a)(b)	328	9,384
Marine Products Corp.	150	2,178
MCBC Holdings, Inc. (a)	380	7,030
Nautilus, Inc. (a)(b)	630	11,088
Polaris Industries, Inc.	1,186	106,337
Sturm Ruger & Co., Inc. (b)	344	19,814
Vista Outdoor, Inc. (a)(b)	1,133	26,161

		316,117
Life Sciences Tools & Services — 1.2%
Accelerate Diagnostics, Inc. (a)(b)	486	12,757
Albany Molecular Research, Inc. (a)	519	11,283
Bio-Rad Laboratories, Inc., Class A (a)	420	98,965
Bio-Techne Corp.	737	85,426
Bruker Corp.	2,080	59,654
Cambrex Corp. (a)(b)	648	39,528
Charles River Laboratories International, Inc. (a)	944	92,701
Enzo Biochem, Inc. (a)	886	9,613
Fluidigm Corp. (a)	656	2,467
INC Research Holdings, Inc., Class A (a)	1,093	60,115
Luminex Corp.	793	16,201
Medpace Holdings, Inc. (a)(b)	131	3,593
NanoString Technologies, Inc. (a)(b)	333	5,065
NeoGenomics, Inc. (a)	1,133	10,707
Pacific Biosciences of California, Inc. (a)	1,636	5,333
PAREXEL International Corp. (a)	1,008	88,220
Patheon NV (a)	699	24,437
PerkinElmer, Inc.	2,194	144,431
PRA Health Sciences, Inc. (a)	764	56,842
QIAGEN NV (a)	4,688	153,921
VWR Corp. (a)	1,699	56,067

		1,037,326
Machinery — 4.2%
Actuant Corp., Class A	1,173	28,387
AGCO Corp.	1,322	95,369
Alamo Group, Inc.	185	17,207
Albany International Corp., Class A	576	30,816
Altra Industrial Motion Corp.	576	25,661
American Railcar Industries, Inc.	143	5,258
Ampco-Pittsburgh Corp.	119	1,720
Astec Industries, Inc.	414	20,812
Barnes Group, Inc.	991	59,638
Blue Bird Corp. (a)	107	1,899
Briggs & Stratton Corp.	825	19,322
Chart Industries, Inc. (a)	603	20,502
CIRCOR International, Inc.	350	17,521
Colfax Corp. (a)	1,775	73,272
Columbus McKinnon Corp.	406	10,475
Commercial Vehicle Group, Inc. (a)	466	4,092
Crane Co.	1,004	75,802
DMC Global, Inc.	204	2,836
Donaldson Co., Inc.	2,638	125,279
Douglas Dynamics, Inc.	462	14,692
Eastern Co.	104	3,026
Energy Recovery, Inc. (a)	658	5,001
EnPro Industries, Inc.	418	32,194
ESCO Technologies, Inc.	504	31,097
ExOne Co. (a)	242	2,727
Federal Signal Corp.	1,136	21,016
Flowserve Corp.	2,640	108,583
FreightCar America, Inc.	204	3,354

Common Stocks	Shares	Value
Machinery (continued)
Gardner Denver Holdings, Inc. (a)(b)	775	$17,794
Gencor Industries, Inc. (a)	109	1,749
Global Brass & Copper Holdings, Inc.	433	13,878
Gorman-Rupp Co.	380	11,484
Graco, Inc.	1,101	127,760
Graham Corp.	141	2,821
Greenbrier Cos., Inc. (b)	534	24,030
Hardinge, Inc.	149	1,803
Harsco Corp. (a)	1,556	24,040
Hurco Cos., Inc.	97	3,196
Hyster-Yale Materials Handling, Inc.	211	14,951
IDEX Corp.	1,528	178,073
ITT, Inc.	1,776	72,816
John Bean Technologies Corp.	626	57,842
Kadant, Inc.	226	17,639
Kennametal, Inc.	1,624	59,926
LB Foster Co., Class A	128	2,253
Lincoln Electric Holdings, Inc.	1,186	103,490
Lindsay Corp.	200	18,334
Lydall, Inc. (a)	338	16,731
Manitowoc Co., Inc. (a)	2,471	14,109
Meritor, Inc. (a)	1,634	28,236
Middleby Corp. (a)(b)	1,129	147,538
Milacron Holdings Corp. (a)	881	15,840
Miller Industries, Inc.	201	5,246
Mueller Industries, Inc.	1,134	35,721
Mueller Water Products, Inc., Series A	3,074	35,658
Navistar International Corp. (a)	971	29,878
NN, Inc.	556	15,401
Nordson Corp.	1,150	146,050
Omega Flex, Inc.	62	3,722
Oshkosh Corp.	1,483	102,119
Proto Labs, Inc. (a)	490	36,211
RBC Bearings, Inc. (a)	458	47,330
REV Group, Inc.	271	7,249
Rexnord Corp. (a)(b)	2,055	47,594
Snap-on, Inc.	1,151	177,484
SPX Corp. (a)	868	23,887
SPX FLOW, Inc. (a)	797	28,262
Sun Hydraulics Corp.	488	20,184
Supreme Industries, Inc., Class A	240	3,610
Tennant Co.	349	26,367
Terex Corp.	1,818	71,575
Timken Co.	1,382	62,881
Titan International, Inc.	940	11,985
Toro Co.	2,101	149,360
TriMas Corp. (a)	960	23,376
Trinity Industries, Inc.	3,029	83,025
Twin Disc, Inc. (a)	140	2,369
Valmont Industries, Inc.	445	67,952
Wabash National Corp.	1,186	22,629
WABCO Holdings, Inc. (a)	1,010	138,946
Wabtec Corp.	1,715	129,242
Watts Water Technologies, Inc., Class A	551	35,484
Welbilt, Inc. (a)(b)	2,605	50,771
Woodward, Inc.	1,064	74,416
Xylem, Inc.	3,589	203,547

		3,753,422
Marine — 0.1%
Costamare, Inc.	687	4,418
Eagle Bulk Shipping, Inc. (a)(b)	618	2,676
Genco Shipping & Trading Ltd. (a)	205	2,087
Kirby Corp. (a)	1,069	65,102
Matson, Inc.	841	23,716
Navios Maritime Holdings, Inc. (a)	1,658	2,038
Safe Bulkers, Inc. (a)	834	2,152
Scorpio Bulkers, Inc. (a)	1,066	7,675

		109,864

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	61

Schedule of Investments (continued)	iShares Russell Small/Mid-Cap Index Fund

Common Stocks	Shares	Value
Media — 1.7%
AMC Entertainment Holdings, Inc., Class A	1,115	$22,746
AMC Networks, Inc., Class A (a)(b)	1,082	69,194
Beasley Broadcasting Group, Inc., Class A	182	1,911
Cable One, Inc.	91	69,151
Central European Media Enterprises Ltd., Class A (a)	1,424	6,194
Cinemark Holdings, Inc.	2,088	81,223
Clear Channel Outdoor Holdings, Inc., Class A	589	2,986
Daily Journal Corp. (a)	20	4,096
Emerald Expositions Events, Inc.	299	6,844
Entercom Communications Corp., Class A (b)	660	6,501
Entravision Communications Corp., Class A	1,233	8,015
Eros International PLC (a)(b)	524	5,240
EW Scripps Co., Class A (a)(b)	1,158	22,755
Gannett Co., Inc.	2,268	20,344
Global Sources Ltd. (a)	197	3,861
Gray Television, Inc. (a)	1,366	20,353
Hemisphere Media Group, Inc. (a)	336	4,200
IMAX Corp. (a)	1,131	24,203
Interpublic Group of Cos., Inc.	7,904	170,784
John Wiley & Sons, Inc., Class A	890	49,172
Liberty Braves Group, Class A (a)	226	5,704
Liberty Braves Group, Class C (a)	648	16,349
Liberty Media Corp-Liberty Formula One, Class A (a)	512	17,280
Liberty Media Corp-Liberty Formula One, Class C (a)	2,394	84,197
Lions Gate Entertainment Corp., Class A	1,056	31,046
Lions Gate Entertainment Corp., Class B (a)	1,974	54,305
Live Nation Entertainment, Inc. (a)	2,659	99,101
Madison Square Garden Co., Class A (a)	368	80,857
MDC Partners, Inc., Class A	1,113	11,019
Meredith Corp.	775	46,074
MSG Networks, Inc., Class A (a)(b)	1,214	25,980
National CineMedia, Inc.	1,277	9,131
New Media Investment Group, Inc.	987	13,759
New York Times Co., Class A	2,546	48,374
Nexstar Media Group, Inc., Class A	920	60,168
Reading International, Inc., Class A (a)	334	5,331
Regal Entertainment Group, Class A	2,231	42,434
Saga Communications, Inc., Class A	61	2,370
Salem Media Group, Inc., Class A	277	1,981
Scholastic Corp.	567	23,491
Sinclair Broadcast Group, Inc., Class A	1,450	52,272
TEGNA, Inc.	4,322	64,095
Time, Inc.	2,005	28,170
TiVo Corp.	2,364	46,334
Townsquare Media, Inc. (a)	141	1,559
Tribune Media Co., Class A	1,461	61,581
TRONC, Inc. (a)	378	4,827
World Wrestling Entertainment, Inc., Class A	750	15,870

		1,553,432
Metals & Mining — 1.3%
AK Steel Holding Corp. (a)	6,282	35,556
Alcoa Corp.	3,680	133,952
Allegheny Technologies, Inc.	2,158	40,873
Carpenter Technology Corp.	920	37,196
Century Aluminum Co. (a)(b)	1,037	17,401
Cliffs Natural Resources, Inc. (a)	5,961	46,019
Coeur Mining, Inc. (a)	3,693	30,578
Commercial Metals Co.	2,337	43,468
Compass Minerals International, Inc.	686	47,368
Ferroglobe PLC (a)(c)	897	—
Gold Resource Corp.	914	3,875
Handy & Harman Ltd. (a)	75	2,482
Haynes International, Inc.	232	7,257
Hecla Mining Co.	7,897	42,717
Kaiser Aluminum Corp.	336	32,689
Klondex Mines Ltd. (a)	3,476	11,088

Common Stocks	Shares	Value
Metals & Mining (continued)
Materion Corp.	413	$15,880
Olympic Steel, Inc.	164	2,803
Reliance Steel & Aluminum Co.	1,396	101,015
Royal Gold, Inc.	1,310	113,525
Ryerson Holding Corp. (a)(b)	410	3,546
Schnitzer Steel Industries, Inc., Class A	545	14,061
Steel Dynamics, Inc.	4,639	164,267
SunCoke Energy, Inc. (a)	1,384	12,387
Tahoe Resources, Inc.	6,168	33,739
TimkenSteel Corp. (a)	756	12,013
U.S. Silica Holdings, Inc.	1,632	47,540
United States Steel Corp.	3,497	82,145
Warrior Met Coal, Inc.	335	7,323
Worthington Industries, Inc.	900	45,603

		1,188,366
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
KKR Real Estate Finance Trust, Inc.	222	4,551
Sutherland Asset Management Corp.	368	5,432

		9,983
Multi-Utilities — 0.7%
Alliant Energy Corp.	4,610	186,803
Avista Corp.	1,251	65,815
Black Hills Corp.	1,078	75,093
MDU Resources Group, Inc.	3,916	103,187
NorthWestern Corp.	965	55,767
Vectren Corp.	1,643	98,761

		585,426
Multiline Retail — 0.6%
Big Lots, Inc.	887	44,057
Burlington Stores, Inc. (a)	1,372	119,405
Dillard’s, Inc., Class A (b)	313	23,106
FirstCash, Inc.	947	55,068
Fred’s, Inc., Class A (b)	685	4,637
JC Penney Co., Inc. (a)	6,192	33,493
Kohl’s Corp.	3,403	140,714
Nordstrom, Inc.	2,312	112,294
Ollie’s Bargain Outlet Holdings, Inc. (a)	964	43,091
Multiline Retail (a)(b)	172	1,500

		577,365
Oil & Gas Exploration & Production — 0.0%
Carrizo Oil & Gas, Inc. (a)	1,229	19,353
Oil, Gas & Consumable Fuels — 3.2%
Abraxas Petroleum Corp. (a)	3,265	5,812
Adams Resources & Energy, Inc.	43	1,634
Antero Resources Corp. (a)	4,597	94,790
Approach Resources, Inc. (a)(b)	864	2,704
Arch Coal, Inc., Class A	449	34,155
Ardmore Shipping Corp.	490	3,896
Bill Barrett Corp. (a)	1,547	5,229
Bonanza Creek Energy, Inc. (a)	403	11,703
California Resources Corp. (a)(b)	926	7,519
Callon Petroleum Co. (a)	3,976	45,008
Centennial Resource Development, Inc., Class A (a)	2,168	36,379
Chesapeake Energy Corp. (a)	18,270	90,614
Clean Energy Fuels Corp. (a)	2,500	6,550
Cloud Peak Energy, Inc. (a)	1,420	4,913
CONSOL Energy, Inc. (a)	4,518	75,722
Contango Oil & Gas Co. (a)(b)	381	2,286
CVR Energy, Inc.	299	5,654
Delek US Holdings, Inc.	1,567	40,914
Denbury Resources, Inc. (a)	7,652	11,172
DHT Holdings, Inc.	1,879	7,817
Diamondback Energy, Inc. (a)(b)	1,963	188,212
Dorian LPG Ltd. (a)	487	3,506

See Notes to Financial Statements.

62	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares Russell Small/Mid-Cap Index Fund

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Earthstone Energy, Inc., Class A (a)	226	$2,231
Eclipse Resources Corp. (a)	1,891	5,314
Energen Corp. (a)	1,937	103,203
Energy XXI Gulf Coast, Inc. (a)	558	11,043
EP Energy Corp., Class A (a)(b)	1,035	3,498
Evolution Petroleum Corp.	386	3,320
Extraction Oil & Gas, Inc. (a)	2,451	29,853
Frontline Ltd. (b)	1,648	9,443
GasLog Ltd.	852	15,549
Gastar Exploration, Inc. (a)(b)	3,295	2,834
Gener8 Maritime, Inc. (a)	1,022	5,468
Golar LNG Ltd.	1,964	46,763
Green Plains, Inc.	762	15,050
Gulfport Energy Corp. (a)	3,149	39,740
Halcon Resources Corp. (a)	1,239	8,128
Hallador Energy Co.	302	2,081
HollyFrontier Corp.	3,550	102,382
International Seaways, Inc. (a)	568	12,956
Isramco, Inc. (a)	7	806
Jagged Peak Energy, Inc. (a)	588	8,326
Jones Energy, Inc., Class A (a)(b)	1,246	1,869
Kosmos Energy Ltd. (a)(b)	3,888	25,661
Laredo Petroleum, Inc. (a)	3,333	43,196
Lilis Energy, Inc. (a)(b)	991	4,489
Matador Resources Co. (a)	1,778	43,134
Midstates Petroleum Co., Inc. (a)	172	2,439
Murphy Oil Corp.	3,243	86,199
Murphy USA, Inc. (a)(b)	693	52,481
Navios Maritime Acquisition Corp.	1,649	2,325
Newfield Exploration Co. (a)(b)	3,975	114,202
Nordic American Tankers Ltd. (b)	2,062	12,125
Oasis Petroleum, Inc. (a)	4,635	36,060
Overseas Shipholding Group, Inc., Class A (a)	842	2,593
Pacific Ethanol, Inc. (a)	957	5,981
Panhandle Oil and Gas, Inc., Class A	300	6,600
Par Pacific Holdings, Inc. (a)(b)	662	11,856
Parsley Energy, Inc., Class A (a)(b)	4,622	135,332
PBF Energy, Inc., Class A	2,198	50,048
PDC Energy, Inc. (a)(b)	1,303	61,450
Peabody Energy Corp. (a)(b)	956	26,806
Penn Virginia Corp. (a)	270	10,371
QEP Resources, Inc. (a)	4,732	40,553
Range Resources Corp. (b)	4,548	96,008
Renewable Energy Group, Inc. (a)	753	9,413
Resolute Energy Corp. (a)	450	15,282
REX American Resources Corp. (a)	120	11,998
Rice Energy, Inc. (a)	3,393	94,902
Ring Energy, Inc. (a)	944	12,329
Rosehill Resources, Inc. (a)	205	1,583
RSP Permian, Inc. (a)(b)	2,623	90,126
Sanchez Energy Corp. (a)(b)	995	5,612
SandRidge Energy, Inc. (a)	670	12,938
Scorpio Tankers, Inc.	3,393	12,588
SemGroup Corp., Class A	1,354	36,626
Ship Finance International Ltd.	1,224	16,646
SilverBow Resources, Inc. (a)	107	2,678
SM Energy Co.	2,236	38,884
Southwestern Energy Co. (a)	10,248	58,414
SRC Energy, Inc. (a)(b)	4,091	34,814
Stone Energy Corp. (a)	412	8,891
Targa Resources Corp.	3,892	180,628
Teekay Corp. (b)	1,210	11,858
Teekay Tankers Ltd., Class A	2,075	3,735
Tellurian, Inc. (a)(b)	1,133	10,367
Ultra Petroleum Corp. (a)	3,957	40,718
Uranium Energy Corp. (a)	2,420	3,872
W&T Offshore, Inc. (a)(b)	2,021	3,961
Westmoreland Coal Co. (a)	396	1,707

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp. (a)	7,257	$38,099
WildHorse Resource Development Corp. (a)	470	6,213
World Fuel Services Corp.	1,363	44,079
WPX Energy, Inc. (a)(b)	7,868	84,817

		2,879,733
Paper & Forest Products — 0.3%
Boise Cascade Co. (a)(b)	776	23,552
Clearwater Paper Corp. (a)	316	15,531
Deltic Timber Corp.	227	16,373
Domtar Corp.	1,232	48,122
KapStone Paper and Packaging Corp.	1,731	39,571
Louisiana-Pacific Corp. (a)	2,915	73,171
Neenah Paper, Inc.	331	26,447
PH Glatfelter Co.	838	17,154
Schweitzer-Mauduit International, Inc.	595	22,860
Verso Corp., Class A (a)	676	3,231

		286,012
Personal Products — 0.3%
Edgewell Personal Care Co. (a)	1,125	81,225
elf Beauty, Inc. (a)	400	10,148
Herbalife Ltd. (a)	1,381	91,784
Inter Parfums, Inc.	359	13,929
Medifast, Inc.	225	9,605
Natural Health Trends Corp. (b)	133	3,276
Nature’s Sunshine Products, Inc.	227	2,871
Nu Skin Enterprises, Inc., Class A	1,041	65,958
Nutraceutical International Corp.	157	6,563
Revlon, Inc., Class A (a)(b)	250	4,887
USANA Health Sciences, Inc. (a)	226	12,905

		303,151
Pharmaceuticals — 1.1%
Achaogen, Inc. (a)(b)	571	10,855
Aclaris Therapeutics, Inc. (a)	385	11,088
Aerie Pharmaceuticals, Inc. (a)	613	33,286
Akorn, Inc. (a)(b)	1,797	60,415
Amphastar Pharmaceuticals, Inc. (a)	743	12,839
ANI Pharmaceuticals, Inc. (a)(b)	151	7,358
Aratana Therapeutics, Inc. (a)	855	5,771
Assembly Biosciences, Inc. (a)	262	5,872
Catalent, Inc. (a)	2,509	87,062
Cempra, Inc. (a)(b)	759	3,036
Clearside Biomedical, Inc. (a)(b)	358	3,086
Collegium Pharmaceutical, Inc. (a)(b)	454	5,434
Corcept Therapeutics, Inc. (a)(b)	1,785	22,259
Corium International, Inc. (a)	328	2,732
Depomed, Inc. (a)	1,126	11,609
Dermira, Inc. (a)	741	20,400
Durect Corp. (a)	2,155	3,728
Endo International PLC (a)	4,459	49,127
Heska Corp. (a)	131	14,350
Horizon Pharma PLC (a)(b)	3,230	38,695
Impax Laboratories, Inc. (a)	1,436	27,787
Intersect ENT, Inc. (a)	498	13,645
Intra-Cellular Therapies, Inc. (a)	736	8,516
Lannett Co., Inc. (a)	606	12,332
Mallinckrodt PLC (a)	1,989	91,096
Medicines Co. (a)(b)	1,394	53,599
MyoKardia, Inc. (a)(b)	364	5,660
Nektar Therapeutics (a)	2,999	65,468
Neos Therapeutics, Inc. (a)(b)	405	2,612
Omeros Corp. (a)(b)	832	17,439
Pacira Pharmaceuticals, Inc. (a)	778	30,731
Paratek Pharmaceuticals, Inc. (a)	482	9,375
Phibro Animal Health Corp., Class A	366	13,981
Prestige Brands Holdings, Inc. (a)(b)	1,063	57,009

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	63

Schedule of Investments (continued)	iShares Russell Small/Mid-Cap Index Fund

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Reata Pharmaceuticals, Inc., Class A (a)(b)	187	$5,475
Revance Therapeutics, Inc. (a)(b)	468	10,647
Sciclone Pharmaceuticals, Inc. (a)	1,064	11,651
Sucampo Pharmaceuticals, Inc., Class A (a)(b)	444	4,817
Supernus Pharmaceuticals, Inc. (a)(b)	945	38,225
Teligent, Inc. (a)	846	6,667
TherapeuticsMD, Inc. (a)(b)	3,063	17,306
Theravance Biopharma, Inc. (a)(b)	819	26,315
WaVe Life Sciences Ltd. (a)	237	4,705
Zogenix, Inc. (a)	522	6,264
Zynerba Pharmaceuticals, Inc. (a)(b)	208	2,933

		953,257
Producer Durables: Miscellaneous — 0.0%
Actua Corp. (a)	584	7,870
PROS Holdings, Inc. (a)(b)	519	14,963

		22,833
Professional Services — 1.1%
Acacia Research Corp. (a)	169	583
Advisory Board Co. (a)	810	45,522
Barrett Business Services, Inc.	135	7,429
BG Staffing, Inc.	139	2,316
CBIZ, Inc. (a)	1,141	16,944
Cogint, Inc. (a)(b)	391	1,720
CRA International, Inc.	157	6,093
Dun & Bradstreet Corp.	745	82,516
Exponent, Inc.	517	33,708
Franklin Covey Co. (a)	179	3,338
FTI Consulting, Inc. (a)	834	27,364
GP Strategies Corp. (a)(b)	247	7,077
Heidrick & Struggles International, Inc.	340	6,154
Hill International, Inc. (a)	674	3,404
Huron Consulting Group, Inc. (a)	431	15,300
ICF International, Inc. (a)	356	16,109
Insperity, Inc.	367	27,708
Kelly Services, Inc., Class A	645	14,364
Kforce, Inc.	518	9,687
Korn/Ferry International	1,042	34,855
ManpowerGroup, Inc.	1,331	142,617
Mistras Group, Inc. (a)	350	7,053
Navigant Consulting, Inc. (a)	946	16,016
On Assignment, Inc. (a)	1,006	49,545
Paylocity Holding Corp. (a)(b)	516	23,463
Pendrell Corp. (a)	270	1,885
Resources Connection, Inc.	602	8,037
Robert Half International, Inc.	2,453	110,998
RPX Corp. (a)	932	12,740
TransUnion (a)	2,576	118,012
TriNet Group, Inc. (a)	822	28,770
TrueBlue, Inc. (a)(b)	839	21,436
WageWorks, Inc. (a)	754	49,161
Willdan Group, Inc. (a)	157	5,277

		957,201
Real Estate Investment Trusts (REITs) — 9.9%
Acadia Realty Trust	1,728	51,391
AG Mortgage Investment Trust, Inc.	500	9,205
AGNC Investment Corp.	7,095	150,272
Agree Realty Corp.	472	23,208
Alexander’s, Inc.	45	19,575
Alexandria Real Estate Equities, Inc.	1,803	218,614
American Assets Trust, Inc.	807	32,772
American Campus Communities, Inc. (b)	2,662	127,616
American Homes 4 Rent, Class A	4,574	105,248
Anworth Mortgage Asset Corp.	1,705	10,264
Apartment Investment & Management Co., Class A	3,120	142,116
Apollo Commercial Real Estate Finance, Inc. (b)	1,761	31,751

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Apple Hospitality REIT, Inc.	4,111	$75,889
Ares Commercial Real Estate Corp.	584	7,475
Armada Hoffler Properties, Inc. (b)	903	11,974
ARMOUR Residential REIT, Inc. (b)	793	20,031
Ashford Hospitality Prime, Inc.	370	3,833
Ashford Hospitality Trust, Inc.	1,674	10,529
Bluerock Residential Growth REIT, Inc. (b)	501	6,743
Brandywine Realty Trust	3,575	60,096
Brixmor Property Group, Inc.	5,904	115,659
Camden Property Trust (b)	1,722	154,463
Capstead Mortgage Corp.	1,892	18,504
Care Capital Properties, Inc.	1,576	38,171
Catchmark Timber Trust, Inc., Class A (b)	801	9,220
CBL & Associates Properties, Inc. (b)	3,394	29,833
Cedar Realty Trust, Inc.	1,892	9,801
Chatham Lodging Trust (b)	760	15,717
Cherry Hill Mortgage Investment Corp.	157	3,013
Chesapeake Lodging Trust (b)	1,167	29,443
Chimera Investment Corp.	3,704	69,709
City Office REIT, Inc. (b)	631	8,020
Colony NorthStar, Inc., Class A	10,792	157,980
Columbia Property Trust, Inc.	2,534	55,115
Community Healthcare Trust, Inc.	285	7,230
CoreCivic, Inc.	2,349	65,067
CorEnergy Infrastructure Trust, Inc. (b)	237	8,440
Coresite Realty Corp.	690	74,920
Corporate Office Properties Trust	2,002	66,647
Cousins Properties, Inc. (b)	8,354	76,773
CubeSmart (b)	3,558	87,740
CyrusOne, Inc.	1,743	104,075
CYS Investments, Inc.	3,239	27,564
DCT Industrial Trust, Inc.	1,826	102,877
DDR Corp.	6,308	64,279
DiamondRock Hospitality Co. (b)	4,148	48,449
Douglas Emmett, Inc.	2,884	110,342
Duke Realty Corp.	7,117	203,475
DuPont Fabros Technology, Inc.	1,543	96,175
Dynex Capital, Inc.	1,098	7,587
Easterly Government Properties, Inc.	802	16,032
EastGroup Properties, Inc.	662	57,713
Education Realty Trust, Inc. (b)	1,491	55,987
Ellington Residential Mortgage REIT	227	3,366
Empire State Realty Trust, Inc., Class A	2,542	53,102
EPR Properties	1,249	90,403
Equity Commonwealth (a)	2,390	75,476
Equity Lifestyle Properties, Inc.	1,632	142,474
Farmland Partners, Inc. (b)	782	6,983
FelCor Lodging Trust, Inc.	2,552	18,834
First Industrial Realty Trust, Inc.	2,368	72,271
First Potomac Realty Trust	1,263	14,057
Forest City Realty Trust, Inc., Class A	4,619	112,611
Four Corners Property Trust, Inc. (b)	1,227	31,141
Franklin Street Properties Corp.	2,289	24,195
Gaming and Leisure Properties, Inc.	3,932	149,180
Geo Group, Inc.	2,454	72,025
Getty Realty Corp.	570	14,809
Gladstone Commercial Corp.	503	10,704
Government Properties Income Trust (b)	693	12,287
Gramercy Property Trust (b)	3,017	91,174
Great Ajax Corp.	408	5,679
Healthcare Realty Trust, Inc.	2,336	77,789
Healthcare Trust of America, Inc., Class A	3,925	120,066
Hersha Hospitality Trust	678	12,719
Highwoods Properties, Inc.	1,981	102,061
Hospitality Properties Trust (b)	2,707	78,665
Hudson Pacific Properties, Inc.	3,097	101,334
Independence Realty Trust, Inc. (b)	1,196	12,092

See Notes to Financial Statements.

64	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares Russell Small/Mid-Cap Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
InfraREIT, Inc. (a)	905	$20,353
Invesco Mortgage Capital, Inc.	2,342	38,947
Investors Real Estate Trust (b)	2,593	16,128
iStar, Inc. (a)(b)	1,559	18,630
Kilroy Realty Corp.	1,928	133,823
Kite Realty Group Trust	1,638	33,628
Lamar Advertising Co., Class A	1,653	116,652
LaSalle Hotel Properties (b)	2,289	67,617
Lexington Realty Trust (b)	4,410	44,894
Liberty Property Trust	2,930	123,119
Life Storage, Inc.	924	67,489
LTC Properties, Inc. (b)	818	42,242
Mack-Cali Realty Corp.	1,860	48,806
Medical Properties Trust, Inc.	7,287	94,585
MFA Financial, Inc.	7,968	67,648
Monmouth Real Estate Investment Corp.	1,444	22,252
Monogram Residential Trust, Inc.	3,530	42,219
MTGE Investment Corp.	947	17,614
National Health Investors, Inc. (b)	812	62,727
National Retail Properties, Inc.	2,956	118,181
National Storage Affiliates Trust	913	20,963
New Residential Investment Corp.	6,117	103,989
New Senior Investment Group, Inc. (b)	1,645	17,092
New York Mortgage Trust, Inc.	2,229	14,087
NexPoint Residential Trust, Inc.	399	10,011
NorthStar Realty Europe Corp.	1,167	15,066
Omega Healthcare Investors, Inc.	3,887	122,790
One Liberty Properties, Inc. (b)	299	7,349
Orchid Island Capital, Inc. (b)	815	7,767
Outfront Media, Inc.	2,743	62,732
Owens Realty Mortgage, Inc.	82	1,418
Paramount Group, Inc.	3,967	64,940
Park Hotels & Resorts, Inc. (b)	2,542	68,456
Parkway, Inc.	934	21,491
Pebblebrook Hotel Trust	1,406	47,340
Pennsylvania Real Estate Investment Trust (b)	1,383	16,444
PennyMac Mortgage Investment Trust (d)	983	17,301
Physicians Realty Trust	3,119	58,076
Piedmont Office Realty Trust, Inc., Class A	2,956	62,106
Potlatch Corp.	810	38,759
Preferred Apartment Communities, Inc., Class A	687	11,865
PS Business Parks, Inc. (b)	405	54,456
QTS Realty Trust, Inc., Class A	971	51,919
Quality Care Properties, Inc. (a)	1,919	32,278
RAIT Financial Trust	701	1,402
Ramco-Gershenson Properties Trust (b)	1,733	24,418
Rayonier, Inc.	2,535	73,692
Redwood Trust, Inc.	1,672	28,875
Regency Centers Corp. (b)	2,978	197,203
Resource Capital Corp.	497	5,094
Retail Opportunity Investments Corp.	2,222	45,062
Retail Properties of America, Inc., Class A	4,791	63,385
Rexford Industrial Realty, Inc.	1,364	38,901
RLJ Lodging Trust	2,507	53,048
Ryman Hospitality Properties, Inc.	890	55,705
Sabra Health Care REIT, Inc.	1,303	30,230
Saul Centers, Inc.	211	12,483
Select Income REIT	1,153	27,061
Senior Housing Properties Trust	4,688	91,182
Seritage Growth Properties, Class A (b)	528	24,695
Spirit Realty Capital, Inc.	9,721	77,088
STAG Industrial, Inc.	1,798	49,067
Starwood Property Trust, Inc.	5,109	112,602
STORE Capital Corp. (b)	3,456	80,836
Summit Hotel Properties, Inc.	2,081	37,312
Sun Communities, Inc.	1,436	127,818
Sunstone Hotel Investors, Inc.	4,515	73,504

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Tanger Factory Outlet Centers, Inc.	1,890	$49,953
Taubman Centers, Inc. (b)	1,186	67,448
Terreno Realty Corp.	1,003	34,724
Tier REIT, Inc. (b)	1,060	19,589
Two Harbors Investment Corp.	7,172	70,931
UMH Properties, Inc.	582	9,626
Uniti Group, Inc. (a)	3,311	84,762
Universal Health Realty Income Trust	266	20,610
Urban Edge Properties (b)	1,948	48,953
Urstadt Biddle Properties, Inc., Class A	194	4,062
Washington Prime Group, Inc. (b)	3,615	32,607
Washington Real Estate Investment Trust	1,520	50,814
Weingarten Realty Investors (b)	2,419	78,521
Western Asset Mortgage Capital Corp.	811	8,426
Whitestone REIT (b)	694	9,057
WP Carey, Inc.	2,105	144,214
Xenia Hotels & Resorts, Inc. (b)	2,138	43,444

		8,854,772
Real Estate Management & Development — 0.6%
Alexander & Baldwin, Inc.	933	39,121
Altisource Portfolio Solutions SA (a)(b)	203	5,296
Altisource Residential Corp.	1,065	13,856
AV Homes, Inc. (a)	247	3,964
CareTrust REIT, Inc. (b)	1,479	26,977
Consolidated-Tomoka Land Co.	74	4,103
Forestar Group, Inc. (a)	523	8,969
FRP Holdings, Inc. (a)	130	5,999
Global Medical REIT, Inc.	339	3,153
Howard Hughes Corp. (a)	683	85,928
Jones Lang LaSalle, Inc.	898	114,244
Kennedy-Wilson Holdings, Inc.	1,749	35,155
Maui Land & Pineapple Co., Inc. (a)	141	2,446
RE/MAX Holdings, Inc., Class A	344	20,004
Realogy Holdings Corp.	2,739	90,902
RMR Group, Inc., Class A	147	7,181
St. Joe Co. (a)(b)	959	17,310
Stratus Properties, Inc.	102	2,922
Tejon Ranch Co. (a)(b)	306	6,420
Trinity Place Holdings, Inc. (a)	516	3,586

		497,536
Road & Rail — 0.7%
AMERCO, Inc.	102	39,633
ArcBest Corp.	522	14,512
Avis Budget Group, Inc. (a)(b)	1,500	46,139
Covenant Transportation Group, Inc., Class A (a)(b)	256	4,800
Daseke, Inc. (a)	271	3,303
Genesee & Wyoming, Inc., Class A (a)	1,226	79,886
Heartland Express, Inc. (b)	937	19,799
Hertz Global Holdings, Inc. (a)	1,086	14,846
Knight Transportation, Inc.	1,452	51,764
Landstar System, Inc.	835	69,430
Marten Transport Ltd.	770	12,282
Old Dominion Freight Line, Inc.	1,218	116,818
Roadrunner Transportation Systems, Inc. (a)	571	3,986
Ryder System, Inc.	1,071	77,926
Saia, Inc. (a)	490	26,632
Schneider National, Inc., Class B	631	13,642
Swift Transportation Co. (a)(b)	1,451	37,000
Universal Logistics Holdings, Inc.	113	1,644
Werner Enterprises, Inc.	965	28,612
YRC Worldwide, Inc. (a)(b)	603	8,014

		670,668
Semiconductors & Semiconductor Equipment — 2.5%
Acacia Communications, Inc. (a)(b)	364	15,932
Advanced Energy Industries, Inc. (a)	783	56,807
Advanced Micro Devices, Inc. (a)(b)	16,505	224,619
Alpha & Omega Semiconductor Ltd. (a)	342	6,053

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	65

Schedule of Investments (continued)	iShares Russell Small/Mid-Cap Index Fund

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Ambarella, Inc. (a)	658	$32,933
Amkor Technology, Inc. (a)(b)	2,120	21,984
Axcelis Technologies, Inc. (a)	613	13,609
AXT, Inc. (a)	693	6,064
Brooks Automation, Inc.	1,352	33,205
Cabot Microelectronics Corp.	498	36,927
Cavium, Inc. (a)	1,327	82,194
CEVA, Inc. (a)(b)	416	19,240
Cirrus Logic, Inc. (a)	1,300	79,872
Cohu, Inc.	538	9,802
Cree, Inc. (a)	1,914	49,592
CyberOptics Corp. (a)	138	2,277
Cypress Semiconductor Corp.	6,572	93,322
Diodes, Inc. (a)	725	19,234
DSP Group, Inc. (a)	432	5,443
Entegris, Inc. (a)	2,818	73,550
First Solar, Inc. (a)	1,627	80,227
FormFactor, Inc. (a)	1,406	18,419
GSI Technology, Inc. (a)(b)	231	1,677
Ichor Holdings Ltd. (a)(b)	226	5,194
Impinj, Inc. (a)(b)	358	17,592
Inphi Corp. (a)	854	32,794
Integrated Device Technology, Inc. (a)	2,644	69,114
IXYS Corp.	543	9,448
Kopin Corp. (a)	1,064	4,043
Lattice Semiconductor Corp. (a)	2,479	17,254
MACOM Technology Solutions Holdings, Inc. (a)	798	48,319
Marvell Technology Group Ltd.	8,054	125,320
MaxLinear, Inc., Class A (a)	1,199	31,414
Microsemi Corp. (a)	2,305	120,044
MKS Instruments, Inc.	1,069	89,422
Monolithic Power Systems, Inc.	802	82,061
Nanometrics, Inc. (a)	496	13,218
NeoPhotonics Corp. (a)	538	4,342
NVE Corp.	97	7,651
ON Semiconductor Corp. (a)	8,346	124,773
PDF Solutions, Inc. (a)(b)	559	8,972
Photronics, Inc. (a)(b)	1,391	13,980
Pixelworks, Inc. (a)	492	2,283
Power Integrations, Inc.	580	40,977
Rambus, Inc. (a)	2,169	27,958
Rudolph Technologies, Inc. (a)	606	14,999
Semtech Corp. (a)	1,269	50,252
Sigma Designs, Inc. (a)(b)	837	5,441
Silicon Laboratories, Inc. (a)	822	61,732
SunPower Corp. (a)(b)	1,135	12,644
Teradyne, Inc.	3,974	137,461
Ultra Clean Holdings, Inc. (a)	655	15,360
Veeco Instruments, Inc. (a)	963	29,660
Xcerra Corp. (a)	996	9,671
Xperi Corp.	960	28,080

		2,244,455
Software — 3.6%
A10 Networks, Inc. (a)	935	6,610
ACI Worldwide, Inc. (a)	2,290	53,059
Allscripts Healthcare Solutions, Inc. (a)(b)	3,625	44,624
American Software, Inc., Class A	466	4,520
ANSYS, Inc. (a)	1,706	221,012
Aspen Technology, Inc. (a)	1,505	85,589
Atlassian Corp. PLC, Class A (a)(b)	1,461	52,333
Barracuda Networks, Inc. (a)	473	10,628
Blackbaud, Inc.	949	87,631
Blackline, Inc. (a)	214	8,297
Bottomline Technologies, Inc. (a)	795	22,642
BroadSoft, Inc. (a)	631	27,796
Cadence Design Systems, Inc. (a)	5,545	204,611

Common Stocks	Shares	Value
Software (continued)
Callidus Software, Inc. (a)	1,298	$31,541
CommVault Systems, Inc. (a)	793	47,223
Digimarc Corp. (a)	209	6,552
Ebix, Inc.	482	27,836
Ellie Mae, Inc. (a)	682	59,484
EnerNOC, Inc. (a)	468	3,580
ePlus, Inc. (a)	262	21,196
Everbridge, Inc. (a)(b)	321	7,592
Exa Corp. (a)	206	2,911
Fair Isaac Corp.	617	87,953
FireEye, Inc. (a)	3,502	51,234
Fortinet, Inc. (a)	2,940	108,515
Gigamon, Inc. (a)	742	29,495
Glu Mobile, Inc. (a)(b)	1,837	5,015
Guidance Software, Inc. (a)	393	2,779
Guidewire Software, Inc. (a)(b)	1,500	108,240
HubSpot, Inc. (a)(b)	670	48,475
Imperva, Inc. (a)	665	29,958
Manhattan Associates, Inc. (a)(b)	1,384	61,173
MicroStrategy, Inc., Class A (a)	185	24,884
Mitek Systems, Inc. (a)	515	4,893
MobileIron, Inc. (a)(b)	1,024	4,634
Model N, Inc. (a)(b)	515	6,798
Monotype Imaging Holdings, Inc.	864	16,286
Netscout Systems, Inc. (a)	1,786	61,617
Nuance Communications, Inc. (a)	5,787	100,115
Park City Group, Inc. (a)(b)	271	3,659
Paycom Software, Inc. (a)	988	69,249
Pegasystems, Inc.	728	44,008
Progress Software Corp.	954	30,538
Proofpoint, Inc. (a)(b)	860	73,306
PTC, Inc. (a)	2,293	126,551
QAD, Inc., Class A	172	5,392
Qualys, Inc. (a)(b)	625	25,094
Rapid7, Inc. (a)	438	6,653
RealPage, Inc. (a)(b)	1,148	44,485
Rosetta Stone, Inc. (a)	347	3,595
Rubicon Project, Inc. (a)	1,012	4,756
SecureWorks Corp., Class A (a)	142	1,554
Silver Spring Networks, Inc. (a)	817	9,240
Splunk, Inc. (a)	2,750	165,028
SS&C Technologies Holdings, Inc.	3,440	133,334
Synchronoss Technologies, Inc. (a)	805	13,588
Tableau Software, Inc., Class A (a)(b)	1,202	77,469
Take-Two Interactive Software, Inc. (a)	1,986	157,847
TeleNav, Inc. (a)	712	5,340
Tyler Technologies, Inc. (a)(b)	688	118,205
Ultimate Software Group, Inc. (a)	568	128,203
Upland Software, Inc. (a)	144	3,550
Varonis Systems, Inc. (a)	377	14,043
VASCO Data Security International, Inc. (a)	562	7,587
Verint Systems, Inc. (a)	1,233	48,889
VirnetX Holding Corp. (a)(b)	876	3,022
Workiva, Inc. (a)	484	9,486
Zendesk, Inc. (a)(b)	1,935	56,734
Zix Corp. (a)(b)	922	4,914
Zynga, Inc., Class A (a)	15,423	55,673

		3,240,323
Specialty Retail — 1.9%
Aaron’s, Inc. (b)	1,275	59,007
Abercrombie & Fitch Co., Class A	1,323	13,018
America’s Car-Mart, Inc. (a)	134	5,253
American Eagle Outfitters, Inc.	3,224	38,172
Asbury Automotive Group, Inc. (a)(b)	385	20,790
Ascena Retail Group, Inc. (a)(b)	3,673	8,595
AutoNation, Inc. (a)(b)	1,283	54,374

See Notes to Financial Statements.

66	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares Russell Small/Mid-Cap Index Fund

Common Stocks	Shares	Value
Specialty Retail (continued)
Barnes & Noble Education, Inc. (a)(b)	818	$5,914
Barnes & Noble, Inc.	1,279	10,424
Bed Bath & Beyond, Inc.	2,785	83,271
Big 5 Sporting Goods Corp.	454	4,880
BMC Stock Holdings, Inc. (a)	1,304	28,688
Boot Barn Holdings, Inc. (a)(b)	244	1,954
Buckle, Inc.	617	10,551
Build-A-Bear Workshop, Inc. (a)	212	2,035
Cabela’s, Inc. (a)	1,019	58,063
Caleres, Inc.	845	23,052
Carvana Co. (a)	273	5,329
Cato Corp., Class A	455	7,740
Chico’s FAS, Inc.	2,569	23,506
Children’s Place, Inc.	337	35,604
Citi Trends, Inc.	303	6,711
Conn’s, Inc. (a)(b)	328	7,019
Container Store Group, Inc. (a)	305	1,632
Dick’s Sporting Goods, Inc.	1,749	65,308
DSW, Inc., Class A	1,306	23,560
Express, Inc. (a)	1,580	9,575
Finish Line, Inc., Class A	768	10,568
Five Below, Inc. (a)(b)	1,093	52,803
Floor & Decor Holdings, Inc., Class A (a)	200	6,924
Foot Locker, Inc.	2,595	122,458
Francesca’s Holdings Corp. (a)	795	7,735
GameStop Corp., Class A	2,013	43,662
Genesco, Inc. (a)(b)	366	11,749
GNC Holdings, Inc., Class A (b)	1,493	14,198
Group 1 Automotive, Inc.	413	24,594
Guess?, Inc.	1,150	15,019
Haverty Furniture Cos., Inc.	394	8,766
Hibbett Sports, Inc. (a)	467	7,285
J. Jill, Inc. (a)	200	2,448
Kirkland’s, Inc. (a)	239	2,235
Lithia Motors, Inc., Class A	466	48,114
Lumber Liquidators Holdings, Inc. (a)(b)	534	13,195
MarineMax, Inc. (a)(b)	529	7,909
Michaels Cos., Inc. (a)	2,306	46,443
Monro Muffler Brake, Inc.	628	29,265
Office Depot, Inc.	10,189	59,809
Party City Holdco, Inc. (a)	574	8,007
Penske Automotive Group, Inc.	692	30,130
Pier 1 Imports, Inc.	1,706	7,865
Rent-A-Center, Inc. (b)	850	11,237
RH (a)(b)	671	43,702
Sally Beauty Holdings, Inc. (a)(b)	2,759	55,815
Select Comfort Corp. (a)(b)	824	27,859
Shoe Carnival, Inc.	254	4,638
Signet Jewelers Ltd.	1,373	83,973
Sonic Automotive, Inc., Class A	519	9,420
Sportsman’s Warehouse Holdings, Inc. (a)(b)	801	3,629
Staples, Inc.	13,014	132,082
Systemax, Inc.	197	3,570
Tailored Brands, Inc.	1,006	12,615
Tile Shop Holdings, Inc.	683	9,972
Tilly’s, Inc., Class A	187	1,866
Urban Outfitters, Inc. (a)	1,724	33,773
Vitamin Shoppe, Inc. (a)	519	5,709
West Marine, Inc.	309	3,983
Williams-Sonoma, Inc.	1,738	80,695
Winmark Corp.	45	5,987
Zumiez, Inc. (a)	337	4,280

		1,730,011
Technology Hardware, Storage & Peripherals — 0.4%
3D Systems Corp. (a)(b)	2,196	36,893
Avid Technology, Inc. (a)	628	3,234
CPI Card Group, Inc.	229	676
Cray, Inc. (a)(b)	829	17,077

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Diebold Nixdorf, Inc.	1,517	$35,498
Eastman Kodak Co. (a)(b)	420	3,990
Electronics for Imaging, Inc. (a)(b)	917	44,548
Immersion Corp. (a)	533	4,552
Intevac, Inc. (a)	360	4,086
NCR Corp. (a)	2,420	91,559
Pure Storage, Inc., Class A (a)	1,815	21,907
Quantum Corp. (a)	448	3,629
Stratasys Ltd. (a)	981	23,534
Super Micro Computer, Inc. (a)	808	21,695
Synaptics, Inc. (a)	681	35,827
USA Technologies, Inc. (a)	846	4,695

		353,400
Textiles, Apparel & Luxury Goods — 0.9%
Carter’s, Inc.	934	81,006
Columbia Sportswear Co.	573	34,712
Crocs, Inc. (a)(b)	1,569	12,458
Culp, Inc.	197	5,910
Deckers Outdoor Corp. (a)	636	41,251
Delta Apparel, Inc. (a)	133	2,797
Fossil Group, Inc. (a)(b)	913	10,271
G-III Apparel Group Ltd. (a)(b)	854	22,230
Iconix Brand Group, Inc. (a)	1,083	7,224
lululemon athletica, Inc. (a)(b)	1,950	120,198
Michael Kors Holdings Ltd. (a)	3,105	113,110
Movado Group, Inc.	289	7,109
Oxford Industries, Inc.	325	20,517
Perry Ellis International, Inc. (a)	234	4,596
Ralph Lauren Corp.	1,128	85,333
Sequential Brands Group, Inc. (a)	637	2,045
Skechers U.S.A., Inc., Class A (a)	2,640	74,157
Steven Madden Ltd. (a)	1,197	49,077
Superior Uniform Group, Inc.	125	2,791
Unifi, Inc. (a)	296	9,697
Vera Bradley, Inc. (a)(b)	451	4,546
Wolverine World Wide, Inc.	1,905	53,721

		764,756
Thrifts & Mortgage Finance — 1.4%
ASB Bancorp, Inc. (a)	58	2,564
Astoria Financial Corp.	1,850	37,333
Banc of California, Inc.	885	18,187
Bank Mutual Corp.	882	8,776
BankFinancial Corp.	179	2,681
Bear State Financial, Inc.	483	4,482
Beneficial Bancorp, Inc.	1,397	21,793
Berkshire Hills Bancorp, Inc.	722	26,822
BofI Holding, Inc. (a)(b)	1,200	33,444
Brookline Bancorp, Inc.	1,502	22,305
BSB Bancorp, Inc. (a)	132	3,901
Capitol Federal Financial, Inc.	2,645	37,718
Charter Financial Corp.	302	5,430
Clifton Bancorp, Inc.	463	7,728
Dime Community Bancshares, Inc.	571	11,877
Entegra Financial Corp. (a)	132	3,049
ESSA Bancorp, Inc.	159	2,345
Essent Group Ltd. (a)	1,612	61,933
Federal Agricultural Mortgage Corp., Class C	199	13,643
First Defiance Financial Corp.	197	10,195
Flagstar Bancorp, Inc. (a)	464	15,108
Flushing Financial Corp.	520	14,836
Greene County Bancorp, Inc.	67	1,642
Hingham Institution for Savings	28	4,953
Home Bancorp, Inc.	136	5,511
HomeStreet, Inc. (a)	609	15,986
Impac Mortgage Holdings, Inc. (a)	218	3,207

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	67

Schedule of Investments (continued)	iShares Russell Small/Mid-Cap Index Fund

Common Stocks	Shares	Value
Thrifts & Mortgage Finance (continued)
Kearny Financial Corp.	1,739	$25,389
Ladder Capital Corp.	1,439	18,937
LendingTree, Inc. (a)	128	28,237
Malvern Bancorp, Inc. (a)	134	3,323
Meridian Bancorp, Inc.	890	15,709
Meta Financial Group, Inc.	177	12,620
MGIC Investment Corp. (a)	7,448	86,918
Nationstar Mortgage Holdings, Inc. (a)(b)	658	11,732
New York Community Bancorp, Inc.	9,465	124,262
NMI Holdings, Inc., Class A (a)	1,358	16,024
Northfield Bancorp, Inc.	932	15,648
Northwest Bancshares, Inc.	1,904	30,654
OceanFirst Financial Corp.	640	17,331
Ocwen Financial Corp. (a)	2,165	6,214
Oritani Financial Corp.	688	11,421
PCSB Financial Corp. (a)	331	5,740
People’s United Financial, Inc.	6,797	118,540
Provident Bancorp, Inc. (a)	82	1,710
Provident Financial Holdings, Inc.	127	2,413
Provident Financial Services, Inc.	1,245	33,017
Prudential Bancorp, Inc.	149	2,558
Radian Group, Inc.	4,432	77,205
Riverview Bancorp, Inc.	410	3,112
SI Financial Group, Inc.	203	3,136
Southern Missouri Bancorp, Inc.	84	2,722
Territorial Bancorp, Inc.	195	5,875
TFS Financial Corp.	927	14,814
Timberland Bancorp, Inc.	134	3,613
TrustCo Bank Corp. NY	1,937	16,077
United Community Financial Corp.	956	8,795
United Financial Bancorp, Inc.	948	17,149
Walker & Dunlop, Inc. (a)	559	28,090
Washington Federal, Inc.	1,787	59,775
Waterstone Financial, Inc.	563	10,613
Western New England Bancorp, Inc.	558	5,552
WSFS Financial Corp.	621	28,038

		1,270,412
Tobacco — 0.1%
Turning Point Brands, Inc. (a)	122	1,881
Universal Corp.	509	32,551
Vector Group Ltd.	1,824	36,697

		71,129
Trading Companies & Distributors — 1.3%
Aceto Corp.	602	10,162
Air Lease Corp.	1,947	77,062
Aircastle Ltd.	950	22,363
Applied Industrial Technologies, Inc.	764	43,166
Beacon Roofing Supply, Inc. (a)	1,219	55,989
CAI International, Inc. (a)	303	7,948
DXP Enterprises, Inc. (a)	329	9,406
EnviroStar, Inc. (b)	72	1,825
Foundation Building Materials, Inc. (a)	243	2,931
GATX Corp.	787	48,660
GMS, Inc. (a)	465	13,959
H&E Equipment Services, Inc.	634	14,309
HD Supply Holdings, Inc. (a)	4,033	131,000
Herc Holdings, Inc. (a)(b)	467	21,192
Huttig Building Products, Inc. (a)	453	3,230
Kaman Corp.	540	27,605
Lawson Products, Inc. (a)	117	2,697
MRC Global, Inc. (a)	1,823	29,788
MSC Industrial Direct Co., Inc., Class A	887	63,163
Neff Corp., Class A (a)	129	2,709
Nexeo Solutions, Inc. (a)	454	3,782
NOW, Inc. (a)(b)	2,092	33,326
Rush Enterprises, Inc., Class A (a)	596	25,705
Rush Enterprises, Inc., Class B (a)	112	4,556
SiteOne Landscape Supply, Inc. (a)	680	35,700
Textainer Group Holdings Ltd. (a)	550	8,910
Titan Machinery, Inc. (a)	378	6,747

Common Stocks	Shares	Value
Trading Companies & Distributors (continued)
Triton International Ltd.	851	$30,687
United Rentals, Inc. (a)	1,687	200,685
Univar, Inc. (a)(b)	2,072	64,315
Veritiv Corp. (a)	227	8,433
Watsco, Inc.	606	91,367
WESCO International, Inc. (a)	980	50,225
Willis Lease Finance Corp. (a)	56	1,416

		1,155,018
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	1,555	117,809
Wesco Aircraft Holdings, Inc. (a)	1,183	12,835

		130,644
Water Utilities — 0.3%
American States Water Co.	714	35,307
Aqua America, Inc.	3,549	118,432
AquaVenture Holdings Ltd. (a)	216	3,454
Artesian Resources Corp., Class A	143	5,561
Cadiz, Inc. (a)(b)	372	4,836
California Water Service Group	952	37,033
Connecticut Water Service, Inc.	209	11,909
Consolidated Water Co. Ltd.	249	3,212
Global Water Resources, Inc. (b)	179	1,690
Middlesex Water Co.	306	12,008
Pure Cycle Corp. (a)	255	1,887
SJW Corp.	313	16,548
York Water Co.	240	8,352

		260,229
Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc. (a)(b)	747	11,078
RingCentral, Inc., Class A (a)	1,249	43,465
Shenandoah Telecommunications Co.	919	28,259
Spok Holdings, Inc.	439	7,200
Telephone & Data Systems, Inc.	1,951	55,439
United States Cellular Corp. (a)(b)	263	9,962

		155,403
Total Common Stocks — 99.0%		88,486,609

Investment Companies
United States — 0.3%
iShares Russell 2000 ETF (d)	1,394	197,265
iShares Russell Mid-Cap ETF (d)	600	116,526
Total Investment Companies — 0.3%		313,791

Rights — 0.0%
Biotechnology — 0.0%
Dyax Corp. (a)(c)	573	1,150
Total Long-Term Investments (Cost — $78,841,988) — 99.3%		88,801,550

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.31% (d)(e)(f)	12,424,989	12,428,716
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.99%, (d)(e)	373,297	373,297
Total Short-Term Securities (Cost — $12,802,013) — 14.3%		12,802,013
Total Investments (Cost — $91,644,001) — 113.6%		101,603,563
Liabilities in Excess of Other Assets — (13.6)%		(12,188,947)

Net Assets — 100.0%		$89,414,616

See Notes to Financial Statements.

68	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares Russell Small/Mid-Cap Index Fund

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of the security, is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	During the year ended July 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Shares Purchased		Shares Sold	Shares Held at July 31, 2017	Value at July 31, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation
BlackRock Cash Funds: Institutional, SL Agency Shares	—	12,424,989	[2]	—	12,424,989	$12,428,716	$10,510	[4]	$(101)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	373,297	[2]	—	373,297	373,297	225		—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	—		—	—	—	5,980		11	—
BlackRock Premier Government Institutional Fund	2,735,369	—		(2,735,369)[3]	—	—	980		—	—
PennyMac Mortgage Investment Trust	521	462		—	983	17,301	1,699		—	$1,363
SL Liquidity Series, LLC, Money Market Series	136,471	—		(136,471)[3]	—	—	24,758	[4]	58	—
iShares Russell 2000 ETF	—	26,936		(25,542)	1,394	197,265	2,382		31,470	8,344
iShares Russell Mid-Cap ETF	—	15,983		(15,383)	600	116,526	1,987		21,842	4,477
Total						$13,133,105	$48,521		$53,280	$14,184

[1] Includes net capital gain distributions.
[2] Represents net shares purchased.
[3] Represents net shares sold.

[4]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Depreciation
Long Contracts
Russell 2000 Mini Index	5	September 2017	$356	$(1,349)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized depreciation[1]	—	—	$1,349	—	—	—	$1,349

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	69

Schedule of Investments (concluded)	iShares Russell Small/Mid-Cap Index Fund

For the year ended July 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$281,909	—	—	—	$281,909

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(4,397)	—	—	—	$(4,397)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$706,314

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]:
Common Stocks	$88,482,737	$3,872	—	$88,486,609
Investment Companies	313,791	—	—	313,791
Rights	—	—	$1,150	1,150
Short-Term Securities	12,802,013	—	—	12,802,013

Total	$101,598,541	$3,872	$1,150	$101,603,563

Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(1,349)	—	—	$(1,349)
[1] See above Schedule of Investments for values in each industry.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended July 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

70	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments July 31, 2017	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.2%
AAR Corp.	576	$21,542
Aerojet Rocketdyne Holdings, Inc. (a)	3,287	77,080
Aerovironment, Inc. (a)	274	10,354
Arconic, Inc.	10,649	263,989
Astronics Corp. (a)	299	8,746
Axon Enterprise, Inc. (a)	1,444	35,508
Boeing Co.	15,127	3,667,692
Cubic Corp.	548	26,112
Curtiss-Wright Corp.	1,421	137,013
DigitalGlobe, Inc. (a)	1,557	54,339
Ducommun, Inc. (a)	229	6,632
Engility Holdings, Inc. (a)	406	11,843
Esterline Technologies Corp. (a)	696	67,164
General Dynamics Corp.	6,544	1,284,784
HEICO Corp. (b)	477	38,336
HEICO Corp., Class A	1,927	136,913
Hexcel Corp.	3,174	162,414
Huntington Ingalls Industries, Inc.	1,208	248,981
KEYW Holding Corp. (a)	934	8,247
KLX, Inc. (a)	1,279	66,406
Kratos Defense & Security Solutions, Inc. (a)	3,444	37,901
L3 Technologies, Inc.	2,123	371,461
Lockheed Martin Corp.	6,636	1,938,575
Moog, Inc., Class A (a)	1,056	78,482
National Presto Industries, Inc.	82	9,274
Northrop Grumman Corp.	4,274	1,124,618
Orbital ATK, Inc.	1,533	156,642
Raytheon Co.	7,727	1,327,267
Rockwell Collins, Inc.	4,298	457,866
Sparton Corp. (a)	231	5,327
Spirit Aerosystems Holdings, Inc., Class A	3,163	191,140
Teledyne Technologies, Inc. (a)	1,187	161,836
Textron, Inc.	7,173	352,410
TransDigm Group, Inc.	1,273	359,164
Triumph Group, Inc.	1,299	33,254
United Technologies Corp.	19,922	2,362,270
Vectrus, Inc. (a)	359	12,210

		15,313,792
Air Freight & Logistics — 0.6%
Air Transport Services Group, Inc. (a)	1,842	44,871
Atlas Air Worldwide Holdings, Inc. (a)	475	28,215
C.H. Robinson Worldwide, Inc.	3,736	245,082
Echo Global Logistics, Inc. (a)	550	7,508
Expeditors International of Washington, Inc.	4,733	278,679
FedEx Corp.	6,550	1,362,596
Forward Air Corp.	1,596	82,721
Hub Group, Inc., Class A (a)	1,788	60,881
Park-Ohio Holdings Corp.	132	5,247
Radiant Logistics, Inc. (a)	1,065	4,611
United Parcel Service, Inc., Class B	18,357	2,024,704
XPO Logistics, Inc. (a)(b)	2,907	174,740

		4,319,855
Airlines — 0.5%
Alaska Air Group, Inc.	3,049	259,866
Allegiant Travel Co.	307	39,680
American Airlines Group, Inc.	12,107	610,677
Copa Holdings SA, Class A	806	101,121
Delta Air Lines, Inc.	17,915	884,334
Hawaiian Holdings, Inc. (a)	1,184	49,018
JetBlue Airways Corp. (a)	8,396	184,124
SkyWest, Inc.	1,724	62,926
Southwest Airlines Co.	15,156	841,309
Spirit Airlines, Inc. (a)	1,980	76,923
United Continental Holdings, Inc. (a)	7,607	514,842

		3,624,820

Common Stocks	Shares	Value
Auto Components — 0.5%
Adient PLC	2,281	$149,337
Allison Transmission Holdings, Inc.	3,103	117,293
American Axle & Manufacturing Holdings, Inc. (a)(b)	2,102	30,983
BorgWarner, Inc.	5,939	277,589
Cooper Tire & Rubber Co.	1,248	45,614
Cooper-Standard Holding, Inc. (a)	383	39,166
Dana, Inc.	3,424	81,217
Delphi Automotive PLC	7,196	650,662
Dorman Products, Inc. (a)	620	48,410
Fox Factory Holding Corp. (a)(b)	691	26,569
Gentex Corp.	9,097	154,831
Gentherm, Inc. (a)	724	24,218
Goodyear Tire & Rubber Co.	6,687	210,707
Horizon Global Corp. (a)	519	7,235
Johnson Controls International PLC	25,096	977,528
LCI Industries	539	57,538
Lear Corp.	1,845	273,411
Modine Manufacturing Co. (a)	686	11,147
Motorcar Parts of America, Inc. (a)	249	6,965
Spartan Motors, Inc.	620	5,487
Standard Motor Products, Inc.	386	19,447
Stoneridge, Inc. (a)	452	6,898
Superior Industries International, Inc.	483	9,443
Tenneco, Inc.	1,503	83,116
Tower International, Inc.	322	7,953
Visteon Corp. (a)	826	92,132

		3,414,896
Automobiles — 0.6%
Ford Motor Co.	105,090	1,179,121
General Motors Co.	36,623	1,317,696
Harley-Davidson, Inc.	4,757	231,523
Tesla, Inc. (a)(b)	3,471	1,122,764
Thor Industries, Inc.	1,437	151,388
Winnebago Industries, Inc. (b)	515	18,952

		4,021,444
Banks — 6.4%
1st Source Corp.	180	8,838
Access National Corp.	555	14,757
ACNB Corp.	387	11,010
Allegiance Bancshares, Inc. (a)	408	15,320
American National Bankshares, Inc.	234	8,834
Ameris Bancorp	882	40,396
Ames National Corp.	233	6,897
Arrow Financial Corp.	430	14,018
Associated Banc-Corp	3,670	87,896
Bancfirst Corp.	95	10,141
Banco Latinoamericano de Comercio Exterior SA	516	13,576
BancorpSouth, Inc.	2,073	62,294
Bank of America Corp.	265,608	6,406,489
Bank of Hawaii Corp.	882	73,797
Bank of the Ozarks, Inc.	3,020	130,313
BankUnited, Inc.	2,121	73,005
Bankwell Financial Group, Inc.	1,339	43,933
Banner Corp.	592	34,200
Bar Harbor Bankshares	2,164	60,354
BB&T Corp.	22,108	1,046,151
Blue Hills Bancorp, Inc.	840	15,918
BOK Financial Corp.	589	50,106
Boston Private Financial Holdings, Inc.	4,725	72,529
Bridge Bancorp, Inc.	369	11,993
Bryn Mawr Bank Corp.	476	20,206
Camden National Corp.	528	22,176
Capital Bank Financial Corp., Class A	303	11,514
Carolina Financial Corp.	506	17,022
Cathay General Bancorp	2,019	75,612

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	71

Schedule of Investments (continued)	iShares Total U.S. Stock Market Index Fund

Common Stocks	Shares	Value
Banks (continued)
Centerstate Banks, Inc.	3,196	$79,868
Central Pacific Financial Corp.	427	13,207
Chemical Financial Corp.	1,425	68,671
CIT Group, Inc.	5,694	271,319
Citigroup, Inc.	73,535	5,033,471
Citizens & Northern Corp.	2,734	63,101
Citizens Financial Group, Inc.	13,961	489,752
City Holding Co.	249	16,342
CoBiz Financial, Inc.	792	13,939
Codorus Valley Bancorp, Inc.	295	8,248
Columbia Banking System, Inc.	2,836	112,986
Comerica, Inc.	4,822	348,679
Commerce Bancshares, Inc.	1,992	115,616
Community Bank System, Inc.	1,163	63,849
Community Trust Bancorp, Inc.	312	13,478
ConnectOne Bancorp, Inc.	619	13,928
CU Bancorp (a)	561	20,701
Cullen/Frost Bankers, Inc.	1,574	142,888
Customers Bancorp, Inc. (a)	320	9,552
CVB Financial Corp.	3,868	83,317
Eagle Bancorp, Inc. (a)	521	32,536
East West Bancorp, Inc.	3,363	191,624
Enterprise Financial Services Corp.	346	13,684
Farmers Capital Bank Corp.	262	9,838
FCB Financial Holdings, Inc., Class A (a)	513	24,188
Fidelity Southern Corp.	744	15,669
Fifth Third Bancorp	20,998	560,647
Financial Institutions, Inc.	439	12,907
First Bancorp, Inc.	314	8,459
First Bancorp, North Carolina	584	18,279
First BanCorp, Puerto Rico (a)	9,243	54,164
First Busey Corp.	686	20,059
First Business Financial Services, Inc.	443	9,418
First Citizens BancShares, Inc., Class A	164	60,355
First Commonwealth Financial Corp.	1,105	14,398
First Community Bancshares, Inc.	576	15,679
First Financial Bancorp	1,627	41,651
First Financial Bankshares, Inc.	1,943	84,035
First Financial Corp.	269	12,387
First Foundation, Inc. (a)	1,126	19,525
First Hawaiian, Inc.	374	11,033
First Horizon National Corp.	5,041	87,865
First Interstate Bancsystem, Inc., Class A	383	13,999
First Merchants Corp.	616	24,911
First Midwest Bancorp, Inc.	3,356	74,537
First of Long Island Corp.	640	17,888
First Republic Bank	3,934	394,698
FNB Corp.	6,894	94,448
Franklin Financial Network, Inc. (a)	413	14,269
Fulton Financial Corp.	2,904	52,998
German American Bancorp, Inc.	625	22,394
Glacier Bancorp, Inc.	2,406	84,018
Great Southern Bancorp, Inc.	266	13,819
Great Western Bancorp, Inc.	1,678	65,459
Green Bancorp, Inc. (a)	2,529	56,776
Guaranty Bancorp	3,154	84,054
Hancock Holding Co.	2,969	136,574
Hanmi Financial Corp.	471	13,494
Heartland Financial USA, Inc.	347	16,344
Heritage Commerce Corp.	1,357	18,849
Heritage Financial Corp.	731	19,883
Home BancShares, Inc.	2,685	66,588
HomeTrust Bancshares, Inc. (a)	642	15,504
Hope Bancorp, Inc.	3,638	64,138
Horizon Bancorp	598	15,769
Huntington Bancshares, Inc.	28,834	382,050
Iberiabank Corp.	1,353	109,390

Common Stocks	Shares	Value
Banks (continued)
Independent Bank Corp.	437	$31,180
Independent Bank Corp.	905	19,186
Independent Bank Group, Inc.	993	59,928
International Bancshares Corp.	2,888	102,235
Investors Bancorp, Inc.	6,086	80,822
JPMorgan Chase & Co.	94,326	8,659,127
KeyCorp	27,336	493,141
Lakeland Bancorp, Inc.	1,021	19,756
Lakeland Financial Corp.	316	14,536
LCNB Corp.	345	6,917
LegacyTexas Financial Group, Inc.	863	33,415
Live Oak Bancshares, Inc.	2,385	60,221
M&T Bank Corp.	3,882	633,348
Macatawa Bank Corp.	816	7,874
MainSource Financial Group, Inc.	511	17,854
MB Financial, Inc.	1,595	65,235
MBT Financial Corp.	784	7,526
Mercantile Bank Corp.	497	15,815
Midland States Bancorp, Inc.	2,420	76,859
MutualFirst Financial, Inc.	253	8,830
National Bank Holdings Corp., Class A	665	22,696
National Bankshares, Inc.	185	7,123
NBT Bancorp, Inc.	716	25,876
Nicolet Bankshares, Inc. (a)	324	17,551
OFG Bancorp	1,049	10,542
Old Line Bancshares, Inc.	322	8,720
Old National Bancorp	2,410	39,283
Opus Bank	316	7,521
Orrstown Financial Services, Inc.	348	8,700
Pacific Continental Corp.	915	23,241
Pacific Premier Bancorp, Inc. (a)	2,132	76,539
PacWest Bancorp	4,061	195,009
Park National Corp.	310	30,619
Park Sterling Corp.	2,049	23,809
Peapack Gladstone Financial Corp.	523	16,354
Penns Woods Bancorp, Inc.	162	6,942
Peoples Bancorp, Inc.	664	21,646
Peoples Financial Services Corp.	169	7,228
Pinnacle Financial Partners, Inc.	1,785	114,061
PNC Financial Services Group, Inc. (c)	12,965	1,669,892
Popular, Inc.	2,812	118,498
Preferred Bank	405	22,741
Premier Financial Bancorp, Inc.	400	7,600
Prosperity Bancshares, Inc.	1,572	100,765
QCR Holdings, Inc.	413	18,977
Regions Financial Corp.	32,617	476,208
Renasant Corp.	687	29,122
Republic First Bancorp, Inc. (a)	1,213	10,796
S&T Bancorp, Inc.	563	21,326
Sandy Spring Bancorp, Inc.	402	16,096
Seacoast Banking Corp. of Florida (a)	515	12,036
ServisFirst Bancshares, Inc.	1,364	49,568
Signature Bank (a)	1,670	231,429
Simmons First National Corp., Class A	548	29,893
South State Corp.	686	57,452
Southern First Bancshares, Inc. (a)	1,575	58,039
Southside Bancshares, Inc.	1,930	67,029
Southwest Bancorp, Inc.	219	5,716
State Bank Financial Corp.	612	16,799
Sterling Bancorp	3,268	75,491
Stock Yards Bancorp, Inc.	496	17,782
Stonegate Bank	463	21,553
Summit Financial Group, Inc.	488	10,634
SunTrust Banks, Inc.	13,072	748,895
SVB Financial Group (a)	1,560	278,366
Synovus Financial Corp.	4,077	177,268
TCF Financial Corp.	4,103	64,663

See Notes to Financial Statements.

72	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares Total U.S. Stock Market Index Fund

Common Stocks	Shares	Value
Banks (continued)
Texas Capital Bancshares, Inc. (a)(b)	1,429	$111,962
Tompkins Financial Corp.	237	18,654
TowneBank	886	27,732
Trico Bancshares	439	16,199
Tristate Capital Holdings, Inc. (a)	771	17,733
Triumph Bancorp, Inc. (a)	569	16,160
Trustmark Corp.	1,081	34,549
U.S. Bancorp	42,436	2,239,772
UMB Financial Corp.	908	63,251
Umpqua Holdings Corp.	4,658	86,359
Union Bankshares Corp.	1,170	36,141
Union Bankshares, Inc.	330	14,471
United Bankshares, Inc.	1,847	63,721
United Community Banks, Inc.	1,961	54,437
Univest Corp. of Pennsylvania	396	12,078
Valley National Bancorp	6,763	80,344
Veritex Holdings, Inc. (a)	3,155	84,081
Washington Trust Bancorp, Inc.	276	15,028
WashingtonFirst Bankshares, Inc.	301	10,306
Webster Financial Corp.	1,967	102,146
Wells Fargo & Co.	119,886	6,466,705
WesBanco, Inc.	1,029	39,339
Westamerica BanCorp	648	35,459
Western Alliance Bancorp (a)	3,203	161,367
Wintrust Financial Corp.	1,095	82,464
Zions Bancorporation	5,760	261,043

		44,276,858
Beverages — 1.7%
Boston Beer Co., Inc., Class A (a)	166	26,029
Brown-Forman Corp., Class A	1,148	59,168
Brown-Forman Corp., Class B	5,111	252,483
Coca-Cola Bottling Co. Consolidated	89	21,368
Coca-Cola Co.	102,668	4,706,347
Constellation Brands, Inc., Class A	4,216	815,164
Craft Brew Alliance, Inc. (a)(b)	284	4,970
Dr. Pepper Snapple Group, Inc.	4,879	444,770
MGP Ingredients, Inc.	219	12,912
Molson Coors Brewing Co., Class B	4,572	406,817
Monster Beverage Corp. (a)	11,180	589,745
National Beverage Corp.	227	23,181
PepsiCo, Inc.	38,151	4,448,788
Primo Water Corp. (a)(b)	879	10,908

		11,822,650
Biotechnology — 3.2%
AbbVie, Inc.	42,563	2,975,649
ACADIA Pharmaceuticals, Inc. (a)(b)	2,668	79,426
Acceleron Pharma, Inc. (a)	555	17,843
Achillion Pharmaceuticals, Inc. (a)	2,422	9,930
Acorda Therapeutics, Inc. (a)(b)	1,558	33,731
Adamas Pharmaceuticals, Inc. (a)	202	3,505
Aduro Biotech, Inc. (a)	478	6,142
Advaxis, Inc. (a)	420	2,717
Agenus, Inc. (a)	860	3,818
Agios Pharmaceuticals, Inc. (a)	1,226	68,582
Aimmune Therapeutics, Inc. (a)	432	9,297
Akebia Therapeutics, Inc. (a)	437	5,764
Alder Biopharmaceuticals, Inc. (a)	843	9,062
Alexion Pharmaceuticals, Inc. (a)	5,832	800,967
Alkermes PLC (a)	4,350	236,684
Alnylam Pharmaceuticals, Inc. (a)	2,085	172,513
AMAG Pharmaceuticals, Inc. (a)	692	13,598
Amgen, Inc.	19,686	3,435,404
Amicus Therapeutics, Inc. (a)	5,319	68,881
Anavex Life Sciences Corp. (a)(b)	580	2,355
Ardelyx, Inc. (a)	547	2,844

Common Stocks	Shares	Value
Biotechnology (continued)
Arena Pharmaceuticals, Inc. (a)	378	$8,981
Array BioPharma, Inc. (a)	5,799	43,551
Atara Biotherapeutics, Inc. (a)	449	6,847
Athersys, Inc. (a)(b)	1,234	1,839
Avexis, Inc. (a)	610	56,517
Axovant Sciences Ltd. (a)	1,114	25,533
Bellicum Pharmaceuticals, Inc. (a)	229	2,423
BioCryst Pharmaceuticals, Inc. (a)(b)	2,094	10,700
Biogen, Inc. (a)	5,678	1,644,292
BioMarin Pharmaceutical, Inc. (a)	4,876	427,772
Biospecifics Technologies Corp. (a)	73	3,551
BioTime, Inc. (a)	1,303	3,518
Bioverativ, Inc. (a)	3,039	188,327
Bluebird Bio, Inc. (a)	1,050	98,963
Blueprint Medicines Corp. (a)(b)	1,206	63,110
Calithera Biosciences, Inc. (a)	1,548	23,684
Cara Therapeutics, Inc. (a)(b)	462	6,486
Celgene Corp. (a)	20,702	2,803,258
Celldex Therapeutics, Inc. (a)	2,655	6,080
ChemoCentryx, Inc. (a)	482	4,887
Chimerix, Inc. (a)	931	4,627
Clovis Oncology, Inc. (a)	1,105	93,715
Coherus Biosciences, Inc. (a)	566	7,386
Concert Pharmaceuticals, Inc. (a)	219	3,160
Curis, Inc. (a)	1,975	3,851
Cytokinetics, Inc. (a)(b)	2,166	30,432
CytomX Therapeutics, Inc. (a)	253	3,413
Dynavax Technologies Corp. (a)	478	7,576
Eagle Pharmaceuticals, Inc. (a)(b)	156	7,667
Edge Therapeutics, Inc. (a)	255	2,746
Editas Medicine, Inc. (a)(b)	2,037	34,466
Emergent Biosolutions, Inc. (a)	869	31,606
Enanta Pharmaceuticals, Inc. (a)	421	16,044
Epizyme, Inc. (a)	581	6,623
Esperion Therapeutics, Inc. (a)(b)	354	16,033
Exact Sciences Corp. (a)	2,903	112,636
Exelixis, Inc. (a)(b)	7,850	212,814
FibroGen, Inc. (a)	2,176	74,310
Five Prime Therapeutics, Inc. (a)(b)	764	21,499
Flexion Therapeutics, Inc. (a)	493	11,240
Foundation Medicine, Inc. (a)(b)	293	10,358
Genomic Health, Inc. (a)	261	8,326
Geron Corp. (a)	2,354	6,238
Gilead Sciences, Inc.	34,766	2,645,345
Global Blood Therapeutics, Inc. (a)	1,180	30,798
Halozyme Therapeutics, Inc. (a)	3,170	40,196
Heron Therapeutics, Inc. (a)	2,734	43,334
Idera Pharmaceuticals, Inc. (a)	2,309	4,249
Ignyta, Inc. (a)	481	4,570
ImmunoGen, Inc. (a)(b)	2,093	12,432
Immunomedics, Inc. (a)	3,830	32,785
Incyte Corp. (a)	4,504	600,338
Innoviva, Inc. (a)	2,582	35,425
Inovio Pharmaceuticals, Inc. (a)(b)	806	4,481
Insmed, Inc. (a)	1,242	20,083
Insys Therapeutics, Inc. (a)	259	2,968
Intercept Pharmaceuticals, Inc. (a)	488	57,159
Intrexon Corp. (a)(b)	1,092	23,576
Invitae Corp. (a)(b)	635	5,893
Ionis Pharmaceuticals, Inc. (a)(b)	3,260	170,824
Iovance Biotherapeutics, Inc. (a)	1,066	6,236
Ironwood Pharmaceuticals, Inc. (a)(b)	3,329	59,090
Juno Therapeutics, Inc. (a)	1,860	52,880
Karyopharm Therapeutics, Inc. (a)	521	4,397
Keryx Biopharmaceuticals, Inc. (a)(b)	1,317	9,232
Kite Pharma, Inc. (a)(b)	1,369	148,413
La Jolla Pharmaceutical Co. (a)	192	5,689

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	73

Schedule of Investments (continued)	iShares Total U.S. Stock Market Index Fund

Common Stocks	Shares	Value
Biotechnology (continued)
Lexicon Pharmaceuticals, Inc. (a)	862	$14,051
Ligand Pharmaceuticals, Inc. (a)	551	66,621
Loxo Oncology, Inc. (a)	696	50,328
MacroGenics, Inc. (a)	529	8,739
MediciNova, Inc. (a)(b)	353	1,839
Merrimack Pharmaceuticals, Inc.	2,034	2,705
MiMedx Group, Inc. (a)	3,418	51,133
Minerva Neurosciences, Inc. (a)	223	1,483
Momenta Pharmaceuticals, Inc. (a)	2,972	49,187
Myriad Genetics, Inc. (a)	1,797	43,613
Natera, Inc. (a)	274	2,211
Neurocrine Biosciences, Inc. (a)	2,159	103,697
NewLink Genetics Corp. (a)	181	1,307
Novavax, Inc. (a)	5,716	5,945
OPKO Health, Inc. (a)	7,590	48,956
Organovo Holdings, Inc. (a)(b)	1,130	2,644
Otonomy, Inc. (a)	261	4,907
PDL BioPharma, Inc.	4,251	9,650
Portola Pharmaceuticals, Inc. (a)	1,510	93,167
Progenics Pharmaceuticals, Inc. (a)	1,204	7,260
Protagonist Therapeutics, Inc. (a)	153	1,865
Prothena Corp. PLC (a)	1,281	79,115
PTC Therapeutics, Inc. (a)	727	14,991
Puma Biotechnology, Inc. (a)(b)	852	80,983
Radius Health, Inc. (a)(b)	1,241	54,641
Regeneron Pharmaceuticals, Inc. (a)	2,096	1,030,436
REGENXBIO, Inc. (a)	1,821	32,778
Repligen Corp. (a)	657	26,457
Retrophin, Inc. (a)(b)	615	12,448
Rigel Pharmaceuticals, Inc. (a)	1,849	4,382
Sage Therapeutics, Inc. (a)(b)	816	65,076
Sangamo Therapeutics, Inc. (a)	1,093	9,400
Sarepta Therapeutics, Inc. (a)	1,335	51,504
Seattle Genetics, Inc. (a)(b)	2,771	139,936
Seres Therapeutics, Inc. (a)	199	2,692
Spark Therapeutics, Inc. (a)	824	58,504
Spectrum Pharmaceuticals, Inc. (a)	1,047	7,811
Stemline Therapeutics, Inc. (a)	346	3,183
Synergy Pharmaceuticals, Inc. (a)(b)	9,204	35,712
TESARO, Inc. (a)	986	125,873
Tetraphase Pharmaceuticals, Inc. (a)(b)	851	5,566
TG Therapeutics, Inc. (a)	2,740	31,510
Trevena, Inc. (a)(b)	537	1,402
Ultragenyx Pharmaceutical, Inc. (a)(b)	938	62,208
United Therapeutics Corp. (a)(b)	1,231	158,060
Vanda Pharmaceuticals, Inc. (a)	666	10,356
Versartis, Inc. (a)	676	12,506
Vertex Pharmaceuticals, Inc. (a)	6,685	1,014,917
XBiotech, Inc. (a)	186	854
Xencor, Inc. (a)	1,364	31,849
ZIOPHARM Oncology, Inc. (a)(b)	2,000	11,060

		21,883,708
Building Products — 0.3%
AAON, Inc.	790	26,702
Advanced Drainage Systems, Inc.	647	13,296
Allegion PLC	2,648	215,124
Ameresco, Inc., Class A (a)	5,137	33,647
American Woodmark Corp. (a)	274	26,893
AO Smith Corp.	3,967	212,433
Apogee Enterprises, Inc.	558	29,066
Armstrong Flooring, Inc. (a)	377	6,545
Armstrong World Industries, Inc. (a)(b)	1,159	56,269
Builders FirstSource, Inc. (a)	3,122	48,922
Caesarstone Ltd. (a)	516	18,112
Continental Building Products, Inc. (a)	596	13,112
CSW Industrials, Inc. (a)	435	16,987

Common Stocks	Shares	Value
Building Products (continued)
Fortune Brands Home & Security, Inc.	4,338	$284,876
Gibraltar Industries, Inc. (a)	600	17,910
Griffon Corp.	454	9,307
Insteel Industries, Inc.	261	6,870
JELD-WEN Holding, Inc. (a)	570	18,610
Lennox International, Inc.	1,042	178,182
Masco Corp.	8,711	332,189
Masonite International Corp. (a)	947	73,535
NCI Building Systems, Inc. (a)	625	11,250
Owens Corning	3,070	205,843
Patrick Industries, Inc. (a)	684	52,052
PGT Innovations, Inc. (a)	761	9,893
Ply Gem Holdings, Inc. (a)	364	6,370
Quanex Building Products Corp.	446	9,589
Simpson Manufacturing Co., Inc.	1,080	47,833
Trex Co., Inc. (a)(b)	730	54,903
Universal Forest Products, Inc.	485	40,667
USG Corp. (a)	2,327	62,922

		2,139,909
Capital Markets — 2.2%
Affiliated Managers Group, Inc.	1,625	301,974
Ameriprise Financial, Inc.	3,946	571,696
Artisan Partners Asset Management, Inc., Class A	2,925	97,256
Associated Capital Group, Inc., Class A	152	5,100
B. Riley Financial, Inc.	227	4,415
Bank of New York Mellon Corp.	26,944	1,428,840
BGC Partners, Inc., Class A	5,772	72,785
BlackRock, Inc. (c)	3,336	1,422,904
Charles Schwab Corp.	31,398	1,346,974
CME Group, Inc.	9,200	1,128,104
Cohen & Steers, Inc.	390	15,756
Cowen, Inc., Class A (a)	773	12,368
Diamond Hill Investment Group, Inc.	56	11,060
Donnelley Financial Solutions, Inc. (a)(b)	406	9,419
E*Trade Financial Corp. (a)	7,455	305,655
Eaton Vance Corp.	2,759	135,439
Evercore Partners, Inc., Class A	930	73,144
Federated Investors, Inc., Class B	1,311	37,796
Financial Engines, Inc.	1,437	55,253
Franklin Resources, Inc.	9,215	412,648
Gain Capital Holdings, Inc.	726	4,871
Goldman Sachs Group, Inc.	9,793	2,206,657
Greenhill & Co., Inc.	453	8,381
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	739	17,182
HFF, Inc., Class A	701	25,741
Houlihan Lokey, Inc.	453	16,843
INTL. FCStone, Inc. (a)	199	7,787
Invesco Ltd.	10,875	378,124
Ladenburg Thalmann Financial Services, Inc. (a)	380	866
Lazard Ltd., Class A	3,357	156,805
Legg Mason, Inc.	2,813	112,548
LPL Financial Holdings, Inc.	2,333	106,758
Marcus & Millichap, Inc. (a)	477	12,211
Moelis & Co., Class A	295	12,066
Morgan Stanley	35,229	1,652,287
Northern Trust Corp.	5,624	492,156
OM Asset Management PLC	855	12,885
Oppenheimer Holdings, Inc., Class A	269	4,237
Piper Jaffray Cos.	266	16,598
PJT Partners, Inc., Class A	381	16,528
Raymond James Financial, Inc.	3,335	277,439
Safeguard Scientifics, Inc. (a)	589	7,009
SEI Investments Co.	4,005	226,323
State Street Corp.	9,969	929,410
Stifel Financial Corp. (a)	1,834	93,259

See Notes to Financial Statements.

74	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares Total U.S. Stock Market Index Fund

Common Stocks	Shares	Value
Capital Markets (continued)
T. Rowe Price Group, Inc.	6,399	$529,325
TD Ameritrade Holding Corp.	6,537	298,937
Virtu Financial, Inc., Class A	804	13,306
Virtus Investment Partners, Inc.	98	11,544
Waddell & Reed Financial, Inc., Class A	2,763	57,111
Westwood Holdings Group, Inc.	168	9,904
WisdomTree Investments, Inc.	2,265	23,647

		15,187,331
Chemicals — 2.2%
A. Schulman, Inc.	547	14,386
AdvanSix, Inc. (a)	1,050	35,154
Air Products & Chemicals, Inc.	5,504	782,394
Albemarle Corp.	3,030	350,874
American Vanguard Corp. (b)	632	11,186
Ashland Global Holdings, Inc.	1,745	113,373
Axalta Coating Systems Ltd. (a)	5,574	175,581
Balchem Corp.	746	57,890
Cabot Corp.	1,678	91,166
Calgon Carbon Corp.	890	14,240
Celanese Corp., Series A	3,578	344,096
CF Industries Holdings, Inc.	6,561	192,565
Chase Corp.	109	11,777
Chemours Co.	4,895	233,051
Codexis, Inc. (a)	807	4,358
Dow Chemical Co.	32,247	2,071,612
E.I. du Pont de Nemours & Co.	23,369	1,921,165
Eastman Chemical Co.	3,812	317,006
Ecolab, Inc.	6,717	884,427
Ferro Corp. (a)	3,179	61,164
Flotek Industries, Inc. (a)	1,115	9,388
FMC Corp.	3,639	277,947
GCP Applied Technologies, Inc. (a)	1,898	57,509
Hawkins, Inc.	210	9,440
HB Fuller Co.	1,285	66,203
Huntsman Corp.	5,779	153,837
Ingevity Corp. (a)	1,059	61,952
Innophos Holdings, Inc.	357	14,912
Innospec, Inc.	470	29,328
International Flavors & Fragrances, Inc.	2,068	275,416
KMG Chemicals, Inc.	107	5,416
Koppers Holdings, Inc. (a)	1,213	44,032
Kraton Corp. (a)	594	22,097
Landec Corp. (a)(b)	899	11,058
LSB Industries, Inc. (a)	74	524
LyondellBasell Industries NV, Class A	8,833	795,765
Minerals Technologies, Inc.	798	56,498
Monsanto Co.	11,700	1,366,794
Mosaic Co.	9,728	234,834
NewMarket Corp.	165	75,918
Olin Corp.	4,694	138,379
OMNOVA Solutions, Inc. (a)	1,355	12,737
Platform Specialty Products Corp. (a)	6,523	91,387
PolyOne Corp.	2,489	91,048
PPG Industries, Inc.	7,048	741,802
Praxair, Inc.	7,578	986,352
Quaker Chemical Corp.	362	51,357
Rayonier Advanced Materials, Inc.	841	12,539
RPM International, Inc.	3,973	206,080
Scotts Miracle-Gro Co., Class A	1,001	96,086
Sensient Technologies Corp.	1,195	88,860
Sherwin-Williams Co.	2,184	736,598
Stepan Co.	356	29,253
Trecora Resources (a)	733	8,466
Tredegar Corp.	681	10,283
Trinseo SA	1,156	81,267
Tronox Ltd., Class A	1,229	23,818

Common Stocks	Shares	Value
Chemicals (continued)
Valvoline, Inc.	6,016	$136,383
Versum Materials, Inc.	3,024	106,626
Westlake Chemical Corp.	854	60,087
WR Grace & Co.	1,645	113,439

		15,079,180
Commercial Services & Supplies — 0.5%
ABM Industries, Inc.	1,274	56,846
ACCO Brands Corp. (a)	2,042	23,789
Advanced Disposal Services, Inc. (a)	730	17,651
Aqua Metals, Inc. (a)(b)	1,057	12,346
ARC Document Solutions, Inc. (a)	941	3,256
Brink’s Co.	1,070	83,620
Casella Waste Systems, Inc., Class A (a)	782	13,122
Ceco Environmental Corp.	925	8,936
Cintas Corp.	2,227	300,311
Clean Harbors, Inc. (a)	1,173	66,626
Copart, Inc. (a)(b)	5,170	162,803
Covanta Holding Corp.	3,235	48,848
Deluxe Corp.	1,071	77,326
Encore Capital Group, Inc. (a)	330	13,233
Ennis, Inc.	495	9,529
Essendant, Inc.	636	7,937
Healthcare Services Group, Inc.	1,716	89,661
Heritage-Crystal Clean, Inc. (a)	397	7,464
Herman Miller, Inc.	1,453	48,930
HNI Corp.	1,046	39,487
InnerWorkings, Inc. (a)	577	6,803
Interface, Inc.	1,200	22,740
Iron Mountain, Inc.	7,835	285,429
KAR Auction Services, Inc.	3,951	166,100
Kimball International, Inc., Class B	1,050	17,504
Knoll, Inc.	939	18,179
LSC Communications, Inc.	406	8,680
McGrath RentCorp	1,491	52,975
Mobile Mini, Inc.	1,241	38,223
MSA Safety, Inc.	774	62,044
Multi-Color Corp.	716	57,638
Pitney Bowes, Inc.	4,306	67,776
Quad/Graphics, Inc.	390	8,759
Republic Services, Inc.	5,830	374,403
Rollins, Inc.	2,129	92,420
RR Donnelley & Sons Co.	2,845	35,164
Steelcase, Inc., Class A	2,295	31,327
Stericycle, Inc. (a)	2,398	184,838
Sykes Enterprises, Inc. (a)	779	26,486
Team, Inc. (a)	528	7,577
Tetra Tech, Inc.	1,295	61,448
U.S. Ecology, Inc.	462	23,978
UniFirst Corp.	464	66,004
Viad Corp.	392	20,992
VSE Corp.	300	15,555
Waste Management, Inc.	11,515	865,427
West Corp.	787	18,392

		3,728,582
Communications Equipment — 1.1%
ADTRAN, Inc.	877	20,566
Applied Optoelectronics, Inc. (a)(b)	492	47,965
Arista Networks, Inc. (a)	1,348	201,243
ARRIS International PLC (a)	5,287	147,825
Bel Fuse, Inc., Class B	206	5,201
Brocade Communications Systems, Inc.	12,791	161,550
CalAmp Corp. (a)	488	9,321
Calix, Inc. (a)	1,374	9,412
Ciena Corp. (a)	3,484	89,713
Cisco Systems, Inc.	133,716	4,205,400

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	75

Schedule of Investments (continued)	iShares Total U.S. Stock Market Index Fund

Common Stocks	Shares	Value
Communications Equipment (continued)
Clearfield, Inc. (a)	214	$2,461
CommScope Holding Co., Inc. (a)	5,036	185,224
Comtech Telecommunications Corp.	769	13,842
Digi International, Inc. (a)	916	9,572
EchoStar Corp., Class A (a)	1,063	64,556
Extreme Networks, Inc. (a)	2,054	18,055
F5 Networks, Inc. (a)	1,765	213,124
Finisar Corp. (a)	3,154	85,852
Harmonic, Inc. (a)	2,232	9,151
Harris Corp.	3,302	377,980
Infinera Corp. (a)	4,027	47,237
InterDigital, Inc.	833	60,684
Juniper Networks, Inc.	9,962	278,438
KVH Industries, Inc. (a)	368	4,011
Loral Space & Communications, Inc. (a)	204	9,496
Lumentum Holdings, Inc. (a)	1,626	101,788
Motorola Solutions, Inc.	4,268	387,022
NETGEAR, Inc. (a)(b)	814	38,991
Oclaro, Inc. (a)	5,340	52,225
Palo Alto Networks, Inc. (a)	2,334	307,574
Plantronics, Inc.	930	42,017
Quantenna Communications, Inc. (a)	1,782	36,014
ShoreTel, Inc. (a)	1,555	11,585
Sonus Networks, Inc. (a)	1,319	9,009
Ubiquiti Networks, Inc. (a)(b)	493	26,868
ViaSat, Inc. (a)	1,226	81,026
Viavi Solutions, Inc. (a)(b)	6,068	66,566

		7,438,564
Construction & Engineering — 0.2%
AECOM (a)	4,811	153,503
Aegion Corp. (a)	2,164	51,806
Argan, Inc.	230	14,823
Chicago Bridge & Iron Co. NV (b)	2,644	49,549
Comfort Systems USA, Inc.	787	26,207
Dycom Industries, Inc. (a)	696	63,058
EMCOR Group, Inc.	1,403	94,702
Fluor Corp.	4,011	174,198
Granite Construction, Inc.	918	45,000
Great Lakes Dredge & Dock Corp. (a)(b)	1,265	4,997
IES Holdings, Inc. (a)(b)	192	3,264
Jacobs Engineering Group, Inc.	3,440	181,357
KBR, Inc.	3,434	51,235
Layne Christensen Co. (a)	427	4,522
MasTec, Inc. (a)	1,468	67,822
MYR Group, Inc. (a)	480	15,269
NV5 Global, Inc. (a)	93	3,864
Orion Group Holdings, Inc. (a)	507	3,559
Primoris Services Corp.	732	18,241
Quanta Services, Inc. (a)	4,561	153,843
Tutor Perini Corp. (a)	738	19,631

		1,200,450
Construction Materials — 0.2%
Eagle Materials, Inc.	1,415	133,151
Martin Marietta Materials, Inc.	1,655	374,742
Summit Materials, Inc., Class A (a)(b)	3,300	93,852
US Concrete, Inc. (a)	263	20,606
Vulcan Materials Co.	3,471	427,473

		1,049,824
Consumer Discretionary — 0.0%
American Outdoor Brands Corp. (a)	1,540	31,852
SP Plus Corp. (a)	321	10,497

		42,349
Consumer Finance — 0.7%
Ally Financial, Inc.	12,377	280,215

Common Stocks	Shares	Value
Consumer Finance (continued)
American Express Co.	19,887	$1,694,969
Capital One Financial Corp.	13,044	1,124,132
Credit Acceptance Corp. (a)(b)	264	65,762
Discover Financial Services	10,249	624,574
Enova International, Inc. (a)	433	6,279
Ezcorp, Inc., Class A (a)	876	6,833
Green Dot Corp., Class A (a)	1,434	57,704
Navient Corp.	6,422	94,725
Nelnet, Inc., Class A	380	18,654
OneMain Holdings, Inc. (a)(b)	1,024	27,382
PRA Group, Inc. (a)	1,617	63,386
Regional Management Corp. (a)	217	5,206
Santander Consumer USA Holdings, Inc. (a)(b)	2,774	35,535
SLM Corp. (a)	12,060	133,625
Synchrony Financial	21,687	657,580
World Acceptance Corp. (a)	213	16,096

		4,912,657
Containers & Packaging — 0.4%
Aptargroup, Inc.	2,090	169,144
Ardagh Group SA	2,087	46,832
Avery Dennison Corp.	2,540	236,042
Ball Corp.	8,955	375,256
Bemis Co., Inc.	2,239	94,867
Berry Global Group, Inc. (a)	3,662	205,365
Crown Holdings, Inc. (a)	3,679	218,790
Graphic Packaging Holding Co.	7,110	93,781
Greif, Inc., Class A	953	53,454
Myers Industries, Inc.	350	5,950
Owens-Illinois, Inc. (a)	4,255	101,695
Packaging Corp. of America	2,506	274,357
Sealed Air Corp.	5,120	222,771
Silgan Holdings, Inc.	1,470	44,541
Sonoco Products Co.	3,233	156,736
UFP Technologies, Inc. (a)	191	5,510
WestRock Co.	6,884	395,279

		2,700,370
Distributors — 0.1%
Core-Mark Holding Co., Inc.	1,195	43,821
Genuine Parts Co.	3,782	321,205
LKQ Corp. (a)	8,289	286,502
Pool Corp.	1,076	116,337

		767,865
Diversified Consumer Services — 0.2%
2U, Inc. (a)	1,114	57,649
Adtalem Global Education, Inc.	1,501	48,783
American Public Education, Inc. (a)	306	6,518
Ascent Capital Group, Inc., Class A (a)	65	1,099
Bright Horizons Family Solutions, Inc. (a)	1,113	87,938
Capella Education Co.	507	34,831
Career Education Corp. (a)	1,520	12,783
Carriage Services, Inc.	331	8,073
Collectors Universe, Inc.	191	4,752
Graham Holdings Co., Class B	93	55,093
Grand Canyon Education, Inc. (a)	1,417	104,249
H&R Block, Inc.	5,950	181,505
Hillenbrand, Inc.	1,417	51,012
Houghton Mifflin Harcourt Co. (a)	3,459	41,335
K12, Inc. (a)	695	12,308
Laureate Education, Inc., Class A (a)	2,233	38,006
Matthews International Corp., Class A	706	46,278
Regis Corp. (a)	590	6,213
Service Corp. International	5,549	192,717
ServiceMaster Global Holdings, Inc. (a)	4,144	182,170
Sotheby’s (a)	1,241	70,228

See Notes to Financial Statements.

76	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares Total U.S. Stock Market Index Fund

Common Stocks	Shares	Value
Diversified Consumer Services (continued)
Strayer Education, Inc.	164	$12,894
Weight Watchers International, Inc. (a)	977	34,996

		1,291,430
Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B (a)	51,218	8,961,788
CBOE Holdings, Inc.	2,760	260,903
FactSet Research Systems, Inc.	1,098	183,608
FNFV Group (a)	2,019	34,828
Interactive Brokers Group, Inc., Class A	1,812	72,571
Intercontinental Exchange, Inc.	15,699	1,047,280
Leucadia National Corp.	9,171	238,721
MarketAxess Holdings, Inc.	989	200,658
Marlin Business Services Corp.	218	5,668
Moody’s Corp.	4,440	584,437
Morningstar, Inc.	330	27,248
MSCI, Inc.	2,303	250,912
Nasdaq, Inc.	2,844	211,508
On Deck Capital, Inc. (a)	454	1,952
PHH Corp. (a)	1,066	14,690
PICO Holdings, Inc. (a)	421	6,841
S&P Global, Inc.	6,889	1,058,082
Voya Financial, Inc.	5,467	214,525

		13,376,220
Diversified Telecommunication Services — 2.0%
8x8, Inc. (a)	3,052	38,760
AT&T, Inc.	164,423	6,412,536
ATN International, Inc.	207	12,006
CenturyLink, Inc.	13,991	325,571
Cincinnati Bell, Inc. (a)	747	13,932
Cogent Communications Holdings, Inc.	1,020	42,585
Consolidated Communications Holdings, Inc.	1,492	26,856
Frontier Communications Corp. (b)	1,733	26,532
General Communication, Inc., Class A (a)	528	22,530
Globalstar, Inc. (a)(b)	10,666	19,732
Hawaiian Telcom Holdco, Inc. (a)	433	12,661
IDT Corp., Class B	292	4,324
Iridium Communications, Inc. (a)(b)	1,532	15,243
Level 3 Communications, Inc. (a)	7,583	444,970
Lumos Networks Corp. (a)	416	7,451
ORBCOMM, Inc. (a)	751	8,719
pdvWireless, Inc. (a)(b)	207	5,113
SBA Communications Corp. (a)	3,225	443,599
Straight Path Communications, Inc., Class B (a)	244	43,774
Verizon Communications, Inc.	109,071	5,279,036
Vonage Holdings Corp. (a)	5,249	34,696
Windstream Holdings, Inc.	6,963	26,390
Zayo Group Holdings, Inc. (a)	4,789	157,031

		13,424,047
Electric Utilities — 1.7%
ALLETE, Inc.	1,629	119,357
American Electric Power Co., Inc.	13,015	918,078
Avangrid, Inc.	1,325	60,181
Duke Energy Corp.	18,322	1,559,569
Edison International	8,338	656,034
El Paso Electric Co.	1,311	68,041
Entergy Corp.	4,820	369,790
Eversource Energy	8,254	501,761
Exelon Corp.	24,363	934,077
FirstEnergy Corp.	11,829	377,463
Great Plains Energy, Inc.	5,468	168,742
Hawaiian Electric Industries, Inc.	3,349	110,484
IDACORP, Inc.	1,438	124,186
MGE Energy, Inc.	1,143	76,067
NextEra Energy, Inc.	12,271	1,792,670
OGE Energy Corp.	6,115	219,284

Common Stocks	Shares	Value
Electric Utilities (continued)
Otter Tail Corp.	899	$36,365
Pinnacle West Capital Corp.	2,824	244,926
PNM Resources, Inc.	3,805	151,629
Portland General Electric Co.	2,619	117,043
PPL Corp.	17,801	682,312
Southern Co.	26,372	1,264,058
Spark Energy, Inc., Class A (b)	1,436	29,869
Unitil Corp.	397	20,148
Westar Energy, Inc.	3,806	193,154
Xcel Energy, Inc.	13,095	619,524

		11,414,812
Electrical Equipment — 0.6%
Acuity Brands, Inc.	1,178	238,722
Allied Motion Technologies, Inc.	178	5,267
AMETEK, Inc.	6,119	376,808
Atkore International Group, Inc. (a)	1,687	35,123
AZZ, Inc.	702	35,591
Babcock & Wilcox Enterprises, Inc. (a)	834	8,757
Brady Corp., Class A	832	27,622
Eaton Corp. PLC	12,045	942,521
Emerson Electric Co.	17,354	1,034,531
Encore Wire Corp.	372	16,591
Energous Corp. (a)	545	8,028
EnerSys	1,136	82,099
Franklin Electric Co., Inc.	1,139	46,016
Generac Holdings, Inc. (a)(b)	1,440	51,797
General Cable Corp.	903	17,428
Hubbell, Inc.	1,460	173,433
II-VI, Inc. (a)	1,436	54,712
LSI Industries, Inc.	297	2,486
Plug Power, Inc. (a)(b)	12,484	28,214
Powell Industries, Inc.	173	5,510
Preformed Line Products Co.	83	4,044
Regal-Beloit Corp.	1,187	98,936
Rockwell Automation, Inc.	3,447	568,858
Sensata Technologies Holding NV (a)	4,448	200,694
Sunrun, Inc. (a)	588	4,428
Thermon Group Holdings, Inc. (a)	457	8,167

		4,076,383
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	7,782	596,257
Anixter International, Inc. (a)	670	52,763
Arrow Electronics, Inc. (a)	2,543	206,720
Avnet, Inc.	3,855	147,955
AVX Corp.	510	9,114
Badger Meter, Inc.	507	22,942
Belden, Inc.	1,078	77,551
Benchmark Electronics, Inc. (a)	2,189	73,660
CDW Corp.	4,145	262,917
Cognex Corp.	2,224	211,413
Coherent, Inc. (a)	685	181,525
Control4 Corp. (a)	363	8,295
Corning, Inc.	24,064	701,254
CTS Corp.	459	10,098
Daktronics, Inc.	624	6,103
Dolby Laboratories, Inc., Class A	1,174	60,754
Electro Scientific Industries, Inc. (a)	703	6,081
Fabrinet (a)	1,162	52,302
FARO Technologies, Inc. (a)	224	8,848
Fitbit, Inc., Series A (a)(b)	8,924	46,048
FLIR Systems, Inc.	3,938	146,966
Insight Enterprises, Inc. (a)	1,596	64,670
IPG Photonics Corp. (a)	1,042	159,051
Itron, Inc. (a)	986	71,978
Jabil, Inc.	5,234	159,637
KEMET Corp. (a)	2,235	37,660

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	77

Schedule of Investments (continued)	iShares Total U.S. Stock Market Index Fund

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Keysight Technologies, Inc. (a)(b)	5,191	$215,894
Kimball Electronics, Inc. (a)	871	16,941
Knowles Corp. (a)	1,663	25,194
Littelfuse, Inc.	526	94,775
Maxwell Technologies, Inc. (a)	878	5,136
Mercury Systems, Inc. (a)	1,864	81,848
Mesa Laboratories, Inc.	63	9,105
Methode Electronics, Inc.	948	37,683
MTS Systems Corp.	301	15,863
National Instruments Corp.	2,646	108,856
Novanta, Inc. (a)	1,451	53,542
OSI Systems, Inc. (a)(b)	325	25,990
Park Electrochemical Corp.	658	12,364
Plexus Corp. (a)	864	46,319
Radisys Corp. (a)(b)	1,745	4,258
Rogers Corp. (a)	597	70,428
Sanmina Corp. (a)	1,905	68,294
ScanSource, Inc. (a)	458	18,137
SYNNEX Corp.	663	78,844
Tech Data Corp. (a)	1,093	111,923
Trimble, Inc. (a)	7,160	267,999
TTM Technologies, Inc. (a)(b)	2,582	44,875
Universal Display Corp. (b)	1,143	137,846
VeriFone Systems, Inc. (a)	2,765	53,945
Vishay Intertechnology, Inc.	3,295	58,816
Vishay Precision Group, Inc. (a)	235	4,113
Zebra Technologies Corp., Class A (a)	1,534	156,038

		5,207,588
Energy Equipment & Services — 0.8%
Archrock, Inc.	1,293	14,158
Atwood Oceanics, Inc. (a)(b)	1,144	8,992
Baker Hughes a GE Co.	11,585	427,371
Bristow Group, Inc.	553	4,076
C&J Energy Services, Inc. (a)	1,681	54,363
CARBO Ceramics, Inc. (a)	1,879	13,284
Diamond Offshore Drilling, Inc. (a)	1,152	14,308
Dril-Quip, Inc. (a)	906	40,408
Ensco PLC, Class A	7,902	41,802
Era Group, Inc. (a)	614	5,379
Exterran Corp. (a)	755	20,906
Fairmount Santrol Holdings, Inc. (a)	2,774	8,100
Forum Energy Technologies, Inc. (a)	1,055	13,979
Frank’s International NV	468	3,791
Geospace Technologies Corp. (a)	309	4,755
Halliburton Co.	23,102	980,449
Helix Energy Solutions Group, Inc. (a)	2,186	14,296
Helmerich & Payne, Inc.	3,152	159,554
Keane Group, Inc. (a)	1,847	28,314
Matrix Service Co. (a)(b)	641	6,634
McDermott International, Inc. (a)	9,482	64,193
Nabors Industries Ltd.	7,211	55,597
National Oilwell Varco, Inc.	10,748	351,567
Natural Gas Services Group, Inc. (a)	149	3,718
Newpark Resources, Inc. (a)	1,377	11,498
Noble Corp. PLC	6,973	27,892
Oceaneering International, Inc.	2,768	70,999
Oil States International, Inc. (a)	1,277	31,733
Parker Drilling Co. (a)	1,353	1,624
Patterson-UTI Energy, Inc.	4,666	90,240
PHI, Inc. (a)	118	1,145
Pioneer Energy Services Corp. (a)	3,963	8,719
RigNet, Inc. (a)(b)	264	5,003
Rowan Cos. PLC, Class A (a)	3,264	38,091
RPC, Inc.	1,370	28,373
Schlumberger Ltd.	37,153	2,548,764
SEACOR Holdings, Inc. (a)	311	10,602
SEACOR Marine Holdings, Inc. (a)	312	4,549

Common Stocks	Shares	Value
Energy Equipment & Services (continued)
Superior Energy Services, Inc. (a)	4,664	$50,185
Tesco Corp. (a)	1,478	6,799
TETRA Technologies, Inc. (a)	1,785	5,016
Transocean Ltd. (a)(b)	12,596	108,955
Unit Corp. (a)(b)	973	17,494
Weatherford International PLC (a)(b)	28,150	125,549
Willbros Group, Inc. (a)	3,743	7,636

		5,540,860
Equity Real Estate Investment Trusts (REITs) — 0.0%
Global Net Lease, Inc.	3,125	68,750
Invitation Homes, Inc.	794	16,928
JBG SMITH Properties (a)	2,231	79,156
Starwood Waypoint Homes	3,514	122,884

		287,718
Food & Staples Retailing — 1.7%
Andersons, Inc.	506	17,432
Casey’s General Stores, Inc.	1,173	125,218
Chefs’ Warehouse, Inc. (a)	397	5,756
Costco Wholesale Corp.	11,689	1,852,823
CVS Health Corp.	27,230	2,176,494
Diplomat Pharmacy, Inc. (a)(b)	690	10,950
Ingles Markets, Inc., Class A	278	8,201
Kroger Co.	24,352	597,111
Natural Grocers by Vitamin Cottage, Inc. (a)	357	3,145
Performance Food Group Co. (a)	1,897	54,634
PriceSmart, Inc.	833	70,180
Rite Aid Corp. (a)	30,626	68,602
Smart & Final Stores, Inc. (a)(b)	347	2,984
SpartanNash Co.	667	18,503
Sprouts Farmers Market, Inc. (a)	3,238	77,939
SUPERVALU, Inc. (a)	4,842	17,334
Sysco Corp.	13,201	694,637
U.S. Foods Holding Corp. (a)	3,292	92,670
United Natural Foods, Inc. (a)	1,207	46,506
Village Super Market, Inc., Class A	168	4,155
Wal-Mart Stores, Inc.	38,890	3,110,891
Walgreens Boots Alliance, Inc.	24,938	2,011,748
Weis Markets, Inc.	138	6,529
Whole Foods Market, Inc.	8,441	352,496

		11,426,938
Food Products — 1.4%
Amplify Snack Brands, Inc. (a)(b)	258	2,699
Archer-Daniels-Midland Co.	15,042	634,472
B&G Foods, Inc.	1,561	56,586
Blue Buffalo Pet Products, Inc. (a)(b)	2,711	60,645
Bunge Ltd.	3,876	303,840
Cal-Maine Foods, Inc. (a)(b)	578	22,051
Calavo Growers, Inc.	294	21,771
Campbell Soup Co.	4,992	263,727
Conagra Brands, Inc.	10,903	373,319
Darling Ingredients, Inc. (a)	4,145	67,439
Dean Foods Co.	2,435	36,525
Farmer Bros Co. (a)(b)	293	9,127
Flowers Foods, Inc.	4,297	75,584
Fresh Del Monte Produce, Inc.	1,062	54,661
Freshpet, Inc. (a)	494	8,423
General Mills, Inc.	15,596	868,073
Hain Celestial Group, Inc. (a)(b)	3,092	138,243
Hershey Co.	3,824	402,705
Hormel Foods Corp.	7,190	245,682
Hostess Brands, Inc. (a)	3,226	49,293
Ingredion, Inc.	1,877	231,472
J&J Snack Foods Corp.	400	52,560
J.M. Smucker Co.	3,050	371,795
John B Sanfilippo & Son, Inc.	174	11,192

See Notes to Financial Statements.

78	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares Total U.S. Stock Market Index Fund

Common Stocks	Shares	Value
Food Products (continued)
Kellogg Co.	6,670	$453,560
Kraft Heinz Co.	16,024	1,401,459
Lamb Weston Holdings, Inc.	4,229	185,991
Lancaster Colony Corp.	420	51,500
Limoneira Co.	296	6,737
McCormick & Co., Inc.	3,031	288,854
Mondelez International, Inc., Class A	39,335	1,731,571
Omega Protein Corp.	425	6,800
Pilgrim’s Pride Corp. (a)	1,080	26,233
Pinnacle Foods, Inc.	3,336	198,092
Post Holdings, Inc. (a)(b)	1,925	160,160
Sanderson Farms, Inc.	495	64,721
Seneca Foods Corp., Class A (a)	168	4,822
Snyders-Lance, Inc.	1,855	64,535
Tootsie Roll Industries, Inc.	253	9,412
TreeHouse Foods, Inc. (a)	1,566	132,844
Tyson Foods, Inc., Class A	7,469	473,236

		9,622,411
Gas Utilities — 0.2%
Atmos Energy Corp.	2,436	211,347
Chesapeake Utilities Corp.	423	32,677
Delta Natural Gas Co., Inc.	1,358	41,324
National Fuel Gas Co.	1,952	115,578
New Jersey Resources Corp.	2,331	98,252
Northwest Natural Gas Co.	1,112	70,167
ONE Gas, Inc.	1,081	78,675
South Jersey Industries, Inc.	2,044	69,435
Southwest Gas Holdings, Inc.	1,295	103,729
Spire, Inc.	1,112	80,731
UGI Corp.	4,196	211,823
WGL Holdings, Inc.	1,230	105,436

		1,219,174
Health Care Equipment & Supplies — 2.8%
Abaxis, Inc.	413	19,411
Abbott Laboratories	45,221	2,224,018
ABIOMED, Inc. (a)	1,178	174,450
Accuray, Inc. (a)	2,245	9,541
Alere, Inc. (a)	2,151	108,389
Align Technology, Inc. (a)	2,116	353,859
Analogic Corp.	235	16,497
AngioDynamics, Inc. (a)	820	13,325
Anika Therapeutics, Inc. (a)	299	15,297
Antares Pharma, Inc. (a)	12,301	38,625
AtriCure, Inc. (a)	723	17,518
Atrion Corp.	20	12,644
AxoGen, Inc. (a)	532	8,406
Baxter International, Inc.	13,435	812,549
Becton Dickinson & Co.	5,776	1,163,286
Boston Scientific Corp. (a)	35,924	956,297
C.R. Bard, Inc.	1,939	621,643
Cantel Medical Corp.	828	61,438
Cardiovascular Systems, Inc. (a)	623	19,656
Cerus Corp. (a)	1,475	3,334
ConforMIS, Inc. (a)	375	1,879
CONMED Corp.	528	27,097
Cooper Cos., Inc.	1,254	305,813
CryoLife, Inc. (a)	601	11,269
Cutera, Inc. (a)	240	6,252
Danaher Corp.	16,347	1,332,117
Dentsply Sirona, Inc.	6,354	394,139
DexCom, Inc. (a)	2,323	154,735
Edwards Lifesciences Corp. (a)	5,639	649,500
Endologix, Inc. (a)	1,592	7,785
Exactech, Inc. (a)	193	5,626
GenMark Diagnostics, Inc. (a)	801	9,476
Glaukos Corp. (a)	958	38,492

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
Globus Medical, Inc., Class A (a)	1,950	$59,962
Haemonetics Corp. (a)	1,356	55,772
Halyard Health, Inc. (a)	1,343	54,015
Hill-Rom Holdings, Inc.	1,527	113,792
Hologic, Inc. (a)	7,524	332,636
ICU Medical, Inc. (a)(b)	362	62,228
IDEXX Laboratories, Inc. (a)	2,364	393,511
Inogen, Inc. (a)	535	50,493
Insulet Corp. (a)	1,480	74,459
Integra LifeSciences Holdings Corp. (a)	1,456	72,305
Intuitive Surgical, Inc. (a)	982	921,371
Invacare Corp. (b)	859	13,443
iRhythm Technologies, Inc. (a)	1,054	43,593
K2M Group Holdings, Inc. (a)	2,686	65,350
Lantheus Holdings, Inc. (a)(b)	1,418	26,162
LeMaitre Vascular, Inc.	180	6,493
LivaNova PLC (a)	1,476	89,947
Masimo Corp. (a)	1,266	119,764
Medtronic PLC	36,645	3,077,081
Meridian Bioscience, Inc.	886	12,005
Merit Medical Systems, Inc. (a)	1,866	76,506
Natus Medical, Inc. (a)(b)	623	21,930
Neogen Corp. (a)	901	59,349
Nevro Corp. (a)	602	51,808
Novocure Ltd. (a)	2,411	49,667
NuVasive, Inc. (a)(b)	1,351	88,882
NxStage Medical, Inc. (a)	1,886	44,415
Ocular Therapeutix, Inc. (a)(b)	390	2,469
OraSure Technologies, Inc. (a)	891	15,628
Orthofix International NV (a)	352	15,270
Oxford Immunotec Global PLC (a)	422	7,090
Pulse Biosciences, Inc. (a)(b)	649	12,610
Quidel Corp. (a)	467	14,939
ResMed, Inc.	3,900	300,768
Rockwell Medical, Inc. (a)	732	5,219
RTI Surgical, Inc. (a)	1,373	7,826
Spectranetics Corp. (a)	1,891	72,803
STAAR Surgical Co. (a)	712	7,298
STERIS PLC	2,098	171,721
Stryker Corp.	9,016	1,326,254
SurModics, Inc. (a)	407	10,704
Teleflex, Inc.	1,188	246,177
Utah Medical Products, Inc.	90	6,219
Varex Imaging Corp. (a)	870	26,840
Varian Medical Systems, Inc. (a)	2,485	241,343
West Pharmaceutical Services, Inc.	2,138	189,641
Wright Medical Group NV (a)	3,158	82,961
Zimmer Biomet Holdings, Inc.	5,261	638,265

		19,033,347
Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc. (a)	2,297	121,580
Addus HomeCare Corp. (a)	156	5,296
Aetna, Inc.	8,665	1,337,096
Almost Family, Inc. (a)	340	16,813
Amedisys, Inc. (a)	535	25,338
AmerisourceBergen Corp.	4,299	403,332
AMN Healthcare Services, Inc. (a)	1,123	41,439
Anthem, Inc.	7,097	1,321,532
BioTelemetry, Inc. (a)	528	18,058
Brookdale Senior Living, Inc. (a)	4,520	64,184
Capital Senior Living Corp. (a)	492	6,790
Cardinal Health, Inc.	8,452	653,002
Centene Corp. (a)	4,591	364,617
Chemed Corp.	377	74,457
Cigna Corp.	6,609	1,147,058
Civitas Solutions, Inc. (a)	124	2,213
Community Health Systems, Inc. (a)	2,135	15,265

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	79

Schedule of Investments (continued)	iShares Total U.S. Stock Market Index Fund

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
Corvel Corp. (a)	227	$10,794
Cross Country Healthcare, Inc. (a)	730	8,585
DaVita, Inc. (a)	4,191	271,493
Ensign Group, Inc.	699	15,637
Envision Healthcare Corp. (a)	3,380	190,733
Express Scripts Holding Co. (a)	16,227	1,016,459
Genesis Healthcare, Inc. (a)	1,147	1,652
HCA Holdings, Inc. (a)	7,894	634,204
HealthEquity, Inc. (a)	1,622	74,401
HealthSouth Corp.	2,739	116,572
Henry Schein, Inc. (a)	2,169	395,213
HMS Holdings Corp. (a)(b)	3,324	66,746
Humana, Inc.	3,864	893,357
Integer Holdings Corp. (a)	576	26,381
Kindred Healthcare, Inc.	1,627	14,562
Laboratory Corp. of America Holdings (a)	2,868	455,754
Landauer, Inc.	189	10,291
LHC Group, Inc. (a)	270	15,633
LifePoint Health, Inc. (a)	1,198	71,161
Magellan Health, Inc. (a)	689	51,365
McKesson Corp.	5,670	917,803
MEDNAX, Inc. (a)	2,631	123,604
Molina Healthcare, Inc. (a)	1,032	68,938
National Healthcare Corp.	195	12,708
Owens & Minor, Inc.	1,771	57,079
Patterson Cos., Inc.	2,273	94,830
Penumbra, Inc. (a)	669	54,624
PharMerica Corp. (a)	536	13,480
Premier, Inc., Class A (a)	1,479	51,617
Providence Service Corp. (a)	166	8,556
Quest Diagnostics, Inc.	3,670	397,498
R1 RCM, Inc. (a)	8,354	28,320
RadNet, Inc. (a)	791	6,091
Select Medical Holdings Corp. (a)	2,053	33,259
Surgery Partners, Inc. (a)	153	3,037
Teladoc, Inc. (a)(b)	1,823	59,794
Tenet Healthcare Corp. (a)(b)	2,167	37,597
Tivity Health, Inc. (a)(b)	1,224	48,532
Triple-S Management Corp., Class B (a)	307	4,752
U.S. Physical Therapy, Inc.	224	14,134
UnitedHealth Group, Inc.	25,425	4,876,961
Universal Health Services, Inc., Class B	2,258	250,254
VCA, Inc. (a)	2,103	194,696
WellCare Health Plans, Inc. (a)	1,240	219,468

		17,536,695
Health Care Technology — 0.2%
athenahealth, Inc. (a)	1,113	153,950
Castlight Health, Inc., Class B (a)	894	3,844
Cerner Corp. (a)	7,741	498,353
Computer Programs & Systems, Inc. (b)	171	5,241
Cotiviti Holdings, Inc. (a)	780	33,579
Evolent Health, Inc., Class A (a)	1,324	32,703
HealthStream, Inc. (a)	385	9,094
Inovalon Holdings, Inc., Class A (a)	3,215	40,830
Medidata Solutions, Inc. (a)	1,317	101,159
Omnicell, Inc. (a)	643	31,893
Quality Systems, Inc. (a)	929	15,886
Veeva Systems, Inc., Class A (a)	2,807	178,974
Vocera Communications, Inc. (a)	531	14,480

		1,119,986
Hotels, Restaurants & Leisure — 2.1%
Aramark	6,589	262,638
Belmond Ltd., Class A (a)	1,504	19,627
Biglari Holdings, Inc. (a)	20	7,486
BJ’s Restaurants, Inc. (a)	523	18,462
Bloomin’ Brands, Inc.	3,770	65,711

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Bob Evans Farms, Inc.	387	$26,773
Boyd Gaming Corp.	2,174	54,480
Brinker International, Inc.	1,020	36,179
Buffalo Wild Wings, Inc. (a)	294	31,605
Caesars Acquisition Co., Class A (a)(b)	944	18,314
Caesars Entertainment Corp. (a)(b)	1,014	12,523
Carnival Corp.	10,741	717,284
Carrols Restaurant Group, Inc. (a)(b)	896	10,931
Century Casinos, Inc. (a)	5,056	36,353
Cheesecake Factory, Inc.	1,100	52,338
Chipotle Mexican Grill, Inc. (a)	710	244,077
Choice Hotels International, Inc.	809	52,302
Churchill Downs, Inc.	346	64,719
Chuy’s Holdings, Inc. (a)(b)	256	6,029
ClubCorp Holdings, Inc.	1,347	22,832
Cracker Barrel Old Country Store, Inc. (b)	444	69,020
Darden Restaurants, Inc.	3,174	266,235
Dave & Buster’s Entertainment, Inc. (a)(b)	911	56,582
Del Frisco’s Restaurant Group, Inc. (a)	854	12,127
Del Taco Restaurants, Inc. (a)	678	8,875
Denny’s Corp. (a)	1,350	15,336
DineEquity, Inc.	333	13,700
Domino’s Pizza, Inc.	1,311	244,501
Dunkin’ Brands Group, Inc.	2,888	153,151
El Pollo Loco Holdings, Inc. (a)	399	5,187
Eldorado Resorts, Inc. (a)	978	19,951
Extended Stay America, Inc.	4,785	94,599
Fiesta Restaurant Group, Inc. (a)	480	8,064
Golden Entertainment, Inc. (a)	2,199	45,255
Habit Restaurants, Inc., Class A (a)	422	6,942
Hilton Grand Vacations, Inc. (a)(b)	1,552	57,052
Hilton Worldwide Holdings, Inc.	4,730	295,767
Hyatt Hotels Corp., Class A (a)	964	53,569
ILG, Inc.	2,894	76,720
International Game Technology PLC	2,458	46,800
International Speedway Corp., Class A	397	14,213
Intrawest Resorts Holdings, Inc. (a)	223	5,296
Jack in the Box, Inc.	727	67,437
La Quinta Holdings, Inc. (a)(b)	1,573	23,453
Las Vegas Sands Corp.	9,518	586,404
Marcus Corp.	514	13,981
Marriott International, Inc., Class A	8,485	884,052
Marriott Vacations Worldwide Corp.	580	67,773
McDonald’s Corp.	21,920	3,400,669
MGM Resorts International	13,048	429,671
Monarch Casino & Resort, Inc. (a)	228	7,545
Nathan’s Famous, Inc. (a)	78	4,875
Norwegian Cruise Line Holdings Ltd. (a)	4,247	233,882
Papa John’s International, Inc.	627	44,724
Penn National Gaming, Inc. (a)	1,613	32,518
Pinnacle Entertainment, Inc. (a)	1,064	20,216
Planet Fitness, Inc., Class A	2,676	60,638
Potbelly Corp. (a)	715	8,223
Red Robin Gourmet Burgers, Inc. (a)	269	16,086
Red Rock Resorts, Inc., Class A	2,867	68,521
Royal Caribbean Cruises Ltd.	4,470	505,423
Ruby Tuesday, Inc. (a)(b)	1,314	2,654
Ruth’s Hospitality Group, Inc.	527	10,540
Scientific Games Corp., Class A (a)(b)	1,050	38,903
SeaWorld Entertainment, Inc.	1,271	19,548
Shake Shack, Inc., Class A (a)	1,415	46,709
Six Flags Entertainment Corp.	2,032	115,560
Sonic Corp.	1,583	37,454
Starbucks Corp.	38,177	2,060,848
Texas Roadhouse, Inc.	1,686	79,748
Vail Resorts, Inc.	987	208,020
Wendy’s Co.	4,960	76,582

See Notes to Financial Statements.

80	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares Total U.S. Stock Market Index Fund

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wingstop, Inc. (a)	315	$9,453
Wyndham Worldwide Corp.	2,810	293,280
Wynn Resorts Ltd.	2,032	262,819
Yum China Holdings, Inc. (a)	9,428	337,428
Yum! Brands, Inc.	9,211	695,246
Zoe’s Kitchen, Inc. (a)	407	4,603

		14,105,091
Household Durables — 0.6%
Bassett Furniture Industries, Inc.	182	6,770
Beazer Homes USA, Inc. (a)	349	4,628
CalAtlantic Group, Inc.	2,025	71,077
Cavco Industries, Inc. (a)	160	20,864
Century Communities, Inc. (a)	541	14,012
CSS Industries, Inc.	356	9,530
D.R. Horton, Inc.	9,126	325,707
Ethan Allen Interiors, Inc.	482	15,448
Flexsteel Industries, Inc.	220	12,316
Garmin Ltd.	3,265	163,870
GoPro, Inc., Class A (a)	1,770	14,585
Green Brick Partners, Inc. (a)	414	4,658
Helen of Troy Ltd. (a)	880	88,660
Hooker Furniture Corp.	333	14,053
Hovnanian Enterprises, Inc., Class A (a)	2,660	5,852
Installed Building Products, Inc. (a)	348	18,722
iRobot Corp. (a)	675	71,219
KB Home	2,137	48,980
La-Z-Boy, Inc.	896	30,285
Leggett & Platt, Inc.	3,494	168,341
Lennar Corp., Class A	4,268	223,814
Lennar Corp., Class B	1,650	73,375
LGI Homes, Inc. (a)	223	9,879
Libbey, Inc.	628	5,652
Lifetime Brands, Inc.	2,857	54,140
M/I Homes, Inc. (a)(b)	425	11,024
MDC Holdings, Inc.	713	24,449
Meritage Homes Corp. (a)	1,018	41,483
Mohawk Industries, Inc. (a)	1,643	409,091
NACCO Industries, Inc., Class A	95	6,232
New Home Co., Inc. (a)	329	3,556
Newell Brands, Inc.	12,690	669,070
NVR, Inc. (a)	88	229,719
PulteGroup, Inc.	8,099	197,778
Taylor Morrison Home Corp., Class A (a)	2,404	54,378
Tempur Sealy International, Inc. (a)(b)	1,277	73,645
Toll Brothers, Inc.	4,445	171,533
TopBuild Corp. (a)	712	37,579
TRI Pointe Group, Inc. (a)	3,712	49,370
Tupperware Brands Corp.	1,230	74,673
UCP, Inc., Class A (a)	2,733	30,473
Universal Electronics, Inc. (a)	483	33,061
Whirlpool Corp.	1,943	345,621
William Lyon Homes, Class A (a)	595	13,453
ZAGG, Inc. (a)(b)	555	4,690

		3,957,315
Household Products — 1.5%
Central Garden & Pet Co. (a)	682	21,824
Central Garden & Pet Co., Class A (a)(b)	912	28,053
Church & Dwight Co., Inc.	6,521	347,895
Clorox Co.	3,319	443,053
Colgate-Palmolive Co.	22,786	1,645,149
Energizer Holdings, Inc.	1,436	66,157
HRG Group, Inc. (a)	3,836	63,563
Kimberly-Clark Corp.	9,384	1,155,733
Oil-Dri Corp. of America	141	5,832
Orchids Paper Products Co. (b)	354	3,986
Procter & Gamble Co.	68,059	6,181,209

Common Stocks	Shares	Value
Household Products (continued)
Spectrum Brands Holdings, Inc.	579	$66,840
WD-40 Co.	641	68,363

		10,097,657
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	18,978	212,185
Atlantic Power Corp. (a)	4,381	10,076
Calpine Corp. (a)	10,040	144,375
Dynegy, Inc. (a)	3,577	32,122
Genie Energy Ltd., Class B (a)	4,768	31,612
NRG Energy, Inc.	8,441	207,817
NRG Yield, Inc., Class A	3,774	68,800
NRG Yield, Inc., Class C	989	18,395
Ormat Technologies, Inc.	964	57,165
Pattern Energy Group, Inc.	1,245	31,250
TerraForm Global, Inc., Class A (a)	6,365	32,462
TerraForm Power, Inc., Class A (a)	1,562	20,931
Vistra Energy Corp.	5,242	86,126

		953,316
Industrial Conglomerates — 1.9%
3M Co.	15,484	3,114,916
BWX Technologies, Inc.	2,153	113,420
Carlisle Cos., Inc.	1,774	173,125
General Electric Co.	231,981	5,941,059
Honeywell International, Inc.	20,338	2,768,409
Raven Industries, Inc.	668	22,979
Roper Technologies, Inc.	2,719	632,059
Seaboard Corp.	4	17,100
Standex International Corp.	278	26,674

		12,809,741
Insurance — 3.0%
Aflac, Inc.	10,540	840,565
Alleghany Corp. (a)	299	183,389
Allstate Corp.	9,757	887,887
American Equity Investment Life Holding Co.	1,135	30,395
American Financial Group, Inc.	1,815	184,041
American International Group, Inc.	24,628	1,611,903
American National Insurance Co.	748	89,012
AMERISAFE, Inc.	360	20,790
AmTrust Financial Services, Inc.	2,434	38,944
Aon PLC	6,961	961,801
Arch Capital Group Ltd. (a)	3,002	291,974
Argo Group International Holdings Ltd.	725	43,464
Arthur J Gallagher & Co.	4,664	274,197
Aspen Insurance Holdings Ltd.	2,318	113,118
Assurant, Inc.	1,713	180,327
Assured Guaranty Ltd.	3,178	143,042
Athene Holding Ltd., Class A (a)	1,135	57,352
Axis Capital Holdings Ltd.	2,100	135,618
Baldwin & Lyons, Inc., Class B	404	9,454
Brown & Brown, Inc.	3,556	158,598
Chubb Ltd.	12,373	1,812,150
Cincinnati Financial Corp.	3,936	299,766
Citizens, Inc. (a)	1,392	11,206
CNA Financial Corp.	602	31,274
CNO Financial Group, Inc.	2,178	49,833
Crawford & Co., Class B	288	2,586
eHealth, Inc. (a)(b)	206	3,504
EMC Insurance Group, Inc.	502	13,905
Employers Holdings, Inc.	1,780	77,163
Enstar Group Ltd. (a)	410	83,066
Erie Indemnity Co., Class A	538	68,573
Everest Re Group Ltd.	1,036	271,836
FBL Financial Group, Inc., Class A	849	57,647
Federated National Holding Co.	2,049	32,620
First American Financial Corp.	3,413	165,223

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	81

Schedule of Investments (continued)	iShares Total U.S. Stock Market Index Fund

Common Stocks	Shares	Value
Insurance (continued)
FNF Group	7,129	$348,323
Genworth Financial, Inc., Class A (a)	4,655	15,967
Greenlight Capital Re Ltd., Class A (a)	3,124	66,854
Hanover Insurance Group, Inc.	1,458	138,306
Hartford Financial Services Group, Inc.	9,840	541,200
Heritage Insurance Holdings, Inc.	585	7,377
Hilltop Holdings, Inc.	1,395	34,917
Horace Mann Educators Corp.	1,675	61,807
Independence Holding Co.	268	5,950
Infinity Property & Casualty Corp.	337	33,717
Investors Title Co.	51	9,002
James River Group Holdings Ltd.	302	12,128
Kemper Corp.	1,892	74,261
Lincoln National Corp.	5,888	430,177
Loews Corp.	7,404	360,427
Maiden Holdings Ltd.	1,108	12,299
Markel Corp. (a)(b)	364	390,030
Marsh & McLennan Cos., Inc.	13,817	1,077,311
MBIA, Inc. (a)	2,769	28,161
Mercury General Corp.	688	41,204
MetLife, Inc.	24,793	1,363,670
National General Holdings Corp.	1,074	22,780
National Western Life Group, Inc., Class A	54	18,176
Navigators Group, Inc.	534	30,438
Old Republic International Corp.	6,304	123,684
OneBeacon Insurance Group Ltd., Class A	795	14,564
Primerica, Inc.	675	54,709
Principal Financial Group, Inc.	6,963	464,780
ProAssurance Corp.	1,196	73,913
Progressive Corp.	15,364	724,105
Prudential Financial, Inc.	11,535	1,306,108
Reinsurance Group of America, Inc.	1,695	237,639
RenaissanceRe Holdings Ltd.	433	63,612
RLI Corp.	1,127	65,434
Safety Insurance Group, Inc.	141	10,004
Selective Insurance Group, Inc.	2,166	109,708
State Auto Financial Corp.	446	11,502
State National Cos., Inc.	765	15,973
Stewart Information Services Corp.	1,289	50,658
Third Point Reinsurance Ltd. (a)	1,141	16,602
Torchmark Corp.	2,992	236,278
Travelers Cos., Inc.	7,404	948,378
Trupanion, Inc. (a)(b)	727	17,317
United Fire Group, Inc.	405	18,274
United Insurance Holdings Corp.	218	3,479
Universal Insurance Holdings, Inc.	610	14,548
Unum Group	6,229	312,260
Validus Holdings Ltd.	2,276	122,426
W.R. Berkley Corp.	2,804	193,392
White Mountains Insurance Group Ltd.	157	135,742
Willis Towers Watson PLC	3,222	479,691
WMIH Corp. (a)	1,915	2,202
XL Group Ltd.	7,129	316,528

		20,504,215
Internet & Direct Marketing Retail — 2.4%
Amazon.com, Inc. (a)	10,589	10,459,602
Duluth Holdings, Inc., Class B (a)(b)	128	2,481
Etsy, Inc. (a)	3,804	54,663
Expedia, Inc.	3,231	505,555
FTD Cos., Inc. (a)	264	5,188
Groupon, Inc. (a)(b)	6,943	26,106
HSN, Inc.	590	23,393
Lands’ End, Inc. (a)	215	2,903
Liberty Expedia Holdings, Inc., Class A (a)	1,515	86,431
Liberty Interactive Corp QVC Group, Series A (a)	11,502	275,382
Liberty TripAdvisor Holdings, Inc., Series A (a)	2,127	24,992
Liberty Ventures, Series A (a)	1,821	110,316

Common Stocks	Shares	Value
Internet & Direct Marketing Retail (continued)
Netflix, Inc. (a)	10,917	$1,983,182
Nutrisystem, Inc.	941	52,461
Overstock.com, Inc. (a)	145	2,320
PetMed Express, Inc.	418	19,872
Priceline Group, Inc. (a)(b)	1,307	2,651,249
Shutterfly, Inc. (a)	886	43,449
TripAdvisor, Inc. (a)	3,045	118,816
Wayfair, Inc., Class A (a)	1,138	86,886

		16,535,247
Internet Software & Services — 4.3%
Akamai Technologies, Inc. (a)	4,716	222,312
Alarm.com Holdings, Inc. (a)(b)	845	32,135
Alphabet, Inc., Class A (a)	7,937	7,504,434
Alphabet, Inc., Class C (a)	8,057	7,497,039
Amber Road, Inc. (a)	336	3,148
Angie’s List, Inc. (a)	439	5,259
Appfolio, Inc., Class A (a)	182	6,361
Bankrate, Inc. (a)	823	11,440
Bazaarvoice, Inc. (a)	881	4,141
Benefitfocus, Inc. (a)	285	10,189
Blucora, Inc. (a)	670	15,008
Box, Inc., Class A (a)	2,752	51,875
Brightcove, Inc. (a)	354	2,372
Carbonite, Inc. (a)(b)	278	6,561
Cars.com, Inc. (a)(b)	2,120	51,516
ChannelAdvisor Corp. (a)	283	2,972
Chegg, Inc. (a)	1,883	26,080
Cimpress NV (a)	901	79,504
CommerceHub, Inc., Series A (a)	157	2,864
CommerceHub, Inc., Series C (a)	952	17,117
Cornerstone OnDemand, Inc. (a)	1,249	50,347
CoStar Group, Inc. (a)(b)	889	244,964
Coupa Software, Inc. (a)(b)	1,178	36,200
DHI Group, Inc. (a)	1,464	3,221
eBay, Inc. (a)	26,995	964,531
Endurance International Group Holdings, Inc. (a)	771	7,132
Envestnet, Inc. (a)	1,166	45,532
Facebook, Inc., Class A (a)	62,190	10,525,827
Five9, Inc. (a)	1,807	39,862
Global Eagle Entertainment, Inc. (a)	478	1,510
GoDaddy, Inc., Class A (a)	2,024	86,992
Gogo, Inc. (a)(b)	3,011	36,674
GrubHub, Inc. (a)	2,299	106,053
GTT Communications, Inc. (a)	1,102	33,666
Hortonworks, Inc. (a)	3,305	44,287
IAC/InterActiveCorp (a)	1,888	197,541
Instructure, Inc. (a)	1,708	55,254
j2 Global, Inc.	1,421	120,259
LendingClub Corp. (a)	8,300	42,081
Liquidity Services, Inc. (a)	954	6,487
LivePerson, Inc. (a)	1,406	19,051
LogMeIn, Inc.	1,390	161,866
Match Group, Inc. (a)	532	9,709
Meet Group, Inc. (a)	514	2,580
MINDBODY, Inc., Class A (a)	1,234	32,022
MuleSoft, Inc., Class A (a)	1,589	34,545
New Relic, Inc. (a)	854	40,104
NIC, Inc.	1,913	31,086
Nutanix, Inc., Class A (a)	1,587	33,716
Pandora Media, Inc. (a)(b)	5,453	48,804
Perficient, Inc. (a)	685	12,878
Q2 Holdings, Inc. (a)	1,100	42,790
Quotient Technology, Inc. (a)	2,957	34,301
Reis, Inc.	224	4,794
Shutterstock, Inc. (a)	357	15,044
SPS Commerce, Inc. (a)	314	18,149
Stamps.com, Inc. (a)	381	56,426

See Notes to Financial Statements.

82	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares Total U.S. Stock Market Index Fund

Common Stocks	Shares	Value
Internet Software & Services (continued)
Trade Desk, Inc., Class A (a)	649	$34,598
TrueCar, Inc. (a)	2,140	40,510
Tucows, Inc., Class A (a)	530	28,965
Twilio, Inc. (a)(b)	2,030	59,215
Twitter, Inc. (a)	17,988	289,427
VeriSign, Inc. (a)	2,382	240,987
Web.com Group, Inc. (a)	796	17,472
WebMD Health Corp. (a)	937	62,076
XO Group, Inc. (a)	558	10,200
Yelp, Inc. (a)	2,277	74,071
Zillow Group, Inc., Class A (a)	1,628	73,960
Zillow Group, Inc., Class C (a)	2,853	128,841

		29,858,934
IT Services — 3.8%
Accenture PLC, Class A	16,575	2,135,191
Acxiom Corp. (a)	1,980	53,401
Alliance Data Systems Corp.	1,332	321,585
Amdocs Ltd.	3,834	257,530
Automatic Data Processing, Inc.	12,030	1,430,487
Black Knight Financial Services, Inc., Class A (a)(b)	469	19,932
Blackhawk Network Holdings, Inc. (a)	1,410	61,546
Booz Allen Hamilton Holding Corp.	3,230	110,789
Broadridge Financial Solutions, Inc.	3,239	245,710
CACI International, Inc., Class A (a)	543	67,929
Cardtronics PLC, Class A (a)	1,364	42,693
Cass Information Systems, Inc.	213	14,049
Cognizant Technology Solutions Corp., Class A	15,749	1,091,721
Conduent, Inc. (a)	4,709	77,746
Convergys Corp.	2,145	51,416
CoreLogic, Inc. (a)	2,180	99,299
CSG Systems International, Inc.	603	24,934
CSRA, Inc.	5,106	166,507
DST Systems, Inc.	1,660	91,134
DXC Technology Co.	7,560	592,553
EPAM Systems, Inc. (a)	1,260	108,272
Euronet Worldwide, Inc. (a)	1,174	113,420
Everi Holdings, Inc. (a)	3,786	28,244
EVERTEC, Inc.	1,188	21,206
ExlService Holdings, Inc. (a)	1,617	93,058
Fidelity National Information Services, Inc.	8,602	784,674
First Data Corp., Class A (a)	10,654	198,804
Fiserv, Inc. (a)	5,716	734,506
FleetCor Technologies, Inc. (a)	2,412	366,769
Forrester Research, Inc.	194	7,915
Gartner, Inc. (a)	2,365	303,477
Genpact Ltd.	4,887	141,723
Global Payments, Inc.	3,946	372,384
Hackett Group, Inc.	467	7,668
International Business Machines Corp.	22,923	3,316,270
Jack Henry & Associates, Inc.	2,205	236,641
Leidos Holdings, Inc.	3,734	199,545
Mantech International Corp., Class A	444	17,636
Mastercard, Inc., Class A	25,166	3,216,215
MAXIMUS, Inc.	1,709	103,155
MoneyGram International, Inc. (a)	577	9,417
Paychex, Inc.	8,860	512,551
PayPal Holdings, Inc. (a)	30,227	1,769,791
Planet Payment, Inc. (a)	1,065	3,451
Sabre Corp.	6,066	134,241
Science Applications International Corp.	967	68,086
ServiceSource International, Inc. (a)	904	3,435
Square, Inc., Class A (a)	6,032	158,943
Syntel, Inc.	464	9,043
TeleTech Holdings, Inc.	224	9,363
Teradata Corp. (a)	3,312	105,388
Total System Services, Inc.	4,386	278,336
Travelport Worldwide Ltd.	3,945	56,413

Common Stocks	Shares	Value
IT Services (continued)
Unisys Corp. (a)	1,375	$17,600
Vantiv, Inc., Class A (a)	4,438	282,035
Virtusa Corp. (a)(b)	504	16,708
Visa, Inc., Class A	49,342	4,912,589
Western Union Co.	13,122	259,159
WEX, Inc. (a)	888	96,508

		26,030,791
Leisure Products — 0.1%
Brunswick Corp.	2,729	154,489
Callaway Golf Co.	1,951	24,836
Escalade, Inc.	2,344	28,948
Hasbro, Inc.	2,936	310,864
Malibu Boats, Inc. (a)	690	19,741
Mattel, Inc.	9,515	190,510
Nautilus, Inc. (a)(b)	627	11,035
Polaris Industries, Inc.	1,915	171,699
Sturm Ruger & Co., Inc. (b)	340	19,584
Vista Outdoor, Inc. (a)(b)	1,584	36,575

		968,281
Life Sciences Tools & Services — 0.8%
Accelerate Diagnostics, Inc. (a)(b)	394	10,343
Agilent Technologies, Inc.	8,750	523,163
Albany Molecular Research, Inc. (a)	557	12,109
Bio-Rad Laboratories, Inc., Class A (a)	507	119,465
Bio-Techne Corp.	848	98,292
Bruker Corp.	2,538	72,790
Cambrex Corp. (a)(b)	804	49,044
Charles River Laboratories International, Inc. (a)	1,189	116,760
Enzo Biochem, Inc. (a)	451	4,893
Fluidigm Corp. (a)	250	940
Illumina, Inc. (a)	3,867	672,278
INC Research Holdings, Inc., Class A (a)	1,543	84,865
Luminex Corp.	759	15,506
Medpace Holdings, Inc. (a)	111	3,045
Mettler-Toledo International, Inc. (a)	680	389,694
NanoString Technologies, Inc. (a)	178	2,707
NeoGenomics, Inc. (a)	792	7,484
Pacific Biosciences of California, Inc. (a)	1,535	5,004
PAREXEL International Corp. (a)	1,298	113,601
Patheon NV (a)	701	24,507
PerkinElmer, Inc.	3,063	201,637
PRA Health Sciences, Inc. (a)	1,013	75,367
QIAGEN NV (a)	6,687	219,601
Quintiles IMS Holdings, Inc. (a)	3,489	315,929
Thermo Fisher Scientific, Inc.	10,408	1,827,092
VWR Corp. (a)	1,855	61,215
Waters Corp. (a)	2,037	353,297

		5,380,628
Machinery — 1.9%
Actuant Corp., Class A	1,827	44,213
AGCO Corp.	1,720	124,081
Alamo Group, Inc.	115	10,696
Albany International Corp., Class A	564	30,174
Altra Industrial Motion Corp.	1,768	78,764
American Railcar Industries, Inc.	85	3,126
Astec Industries, Inc.	906	45,545
Barnes Group, Inc.	1,133	68,184
Briggs & Stratton Corp.	751	17,588
Caterpillar, Inc.	14,911	1,699,222
Chart Industries, Inc. (a)	575	19,550
CIRCOR International, Inc.	306	15,318
Colfax Corp. (a)	2,978	122,932
Columbus McKinnon Corp.	232	5,986
Crane Co.	1,160	87,580
Cummins, Inc.	4,256	714,582

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	83

Schedule of Investments (continued)	iShares Total U.S. Stock Market Index Fund

Common Stocks	Shares	Value
Machinery (continued)
Deere & Co.	8,342	$1,070,112
DMC Global, Inc.	301	4,184
Donaldson Co., Inc.	2,952	140,191
Douglas Dynamics, Inc.	346	11,003
Dover Corp.	3,964	332,976
Energy Recovery, Inc. (a)(b)	703	5,343
EnPro Industries, Inc.	405	31,193
ESCO Technologies, Inc.	437	26,963
Federal Signal Corp.	1,085	20,073
Flowserve Corp.	4,149	170,648
Fortive Corp.	7,849	508,144
FreightCar America, Inc.	360	5,918
Gardner Denver Holdings, Inc. (a)	1,249	28,677
Gencor Industries, Inc. (a)	4,361	69,994
Global Brass & Copper Holdings, Inc.	409	13,109
Gorman-Rupp Co.	250	7,555
Graco, Inc.	1,632	189,377
Graham Corp.	286	5,723
Greenbrier Cos., Inc.	523	23,535
Harsco Corp. (a)	1,484	22,928
Hurco Cos., Inc.	172	5,667
Hyster-Yale Materials Handling, Inc.	114	8,078
IDEX Corp.	2,178	253,824
Illinois Tool Works, Inc.	8,038	1,131,027
Ingersoll-Rand PLC	6,972	612,699
ITT, Inc.	2,022	82,902
John Bean Technologies Corp.	793	73,273
Kadant, Inc.	188	14,673
Kennametal, Inc.	2,293	84,612
Lincoln Electric Holdings, Inc.	1,863	162,565
Lindsay Corp.	471	43,177
Lydall, Inc. (a)	301	14,900
Manitowoc Co., Inc. (a)	2,432	13,887
Meritor, Inc. (a)	2,833	48,954
Middleby Corp. (a)	1,579	206,344
Milacron Holdings Corp. (a)	2,282	41,030
Miller Industries, Inc.	363	9,474
Mueller Industries, Inc.	1,332	41,958
Mueller Water Products, Inc., Series A	3,670	42,572
Navistar International Corp. (a)	961	29,570
NN, Inc.	453	12,548
Nordson Corp.	1,529	194,183
Oshkosh Corp.	2,140	147,360
PACCAR, Inc.	9,183	628,576
Parker-Hannifin Corp.	3,555	590,059
Pentair PLC	4,652	293,402
Proto Labs, Inc. (a)	639	47,222
RBC Bearings, Inc. (a)	547	56,527
Rexnord Corp. (a)	2,129	49,308
Snap-on, Inc.	1,476	227,599
SPX Corp. (a)	2,271	62,498
SPX FLOW, Inc. (a)	551	19,539
Stanley Black & Decker, Inc.	3,984	560,509
Sun Hydraulics Corp.	425	17,578
Supreme Industries, Inc., Class A	283	4,256
Tennant Co.	341	25,763
Terex Corp.	2,288	90,079
Timken Co.	1,581	71,936
Titan International, Inc.	1,283	16,358
Toro Co.	2,825	200,829
TriMas Corp. (a)	825	20,089
Trinity Industries, Inc.	3,493	95,743
Valmont Industries, Inc.	589	89,940
Wabash National Corp.	1,138	21,713
WABCO Holdings, Inc. (a)	1,532	210,757
Wabtec Corp.	2,420	182,371
Watts Water Technologies, Inc., Class A	811	52,228

Common Stocks	Shares	Value
Machinery (continued)
Welbilt, Inc. (a)(b)	3,379	$65,857
Woodward, Inc.	1,245	87,075
Xylem, Inc.	5,120	290,458

		13,128,733
Marine — 0.0%
Kirby Corp. (a)	1,237	75,333
Matson, Inc.	1,263	35,617
Scorpio Bulkers, Inc. (a)	1,345	9,691

		120,641
Media — 3.1%
AMC Entertainment Holdings, Inc., Class A	969	19,768
AMC Networks, Inc., Class A (a)	1,411	90,233
Cable One, Inc.	103	78,270
CBS Corp., Class B	9,445	621,764
Charter Communications, Inc., Class A (a)	5,300	2,077,123
Cinemark Holdings, Inc.	3,202	124,558
Clear Channel Outdoor Holdings, Inc., Class A	713	3,615
Comcast Corp., Class A	125,494	5,076,273
Daily Journal Corp. (a)	28	5,734
Discovery Communications, Inc., Class A (a)(b)	2,961	72,841
Discovery Communications, Inc., Class C (a)	7,348	169,959
DISH Network Corp., Class A (a)	6,070	388,662
Entercom Communications Corp., Class A	339	3,339
Entravision Communications Corp., Class A	1,689	10,979
Eros International PLC (a)(b)	591	5,910
EW Scripps Co., Class A (a)(b)	1,830	35,959
Gannett Co., Inc.	3,516	31,539
Gray Television, Inc. (a)	1,183	17,627
IHS Markit Ltd. (a)	10,190	475,363
IMAX Corp. (a)(b)	2,096	44,854
Interpublic Group of Cos., Inc.	10,851	234,490
John Wiley & Sons, Inc., Class A	1,333	73,648
Liberty Braves Group, Class A (a)	996	25,139
Liberty Braves Group, Class C (a)	944	23,817
Liberty Broadband Corp., Class A (a)	1,076	106,438
Liberty Broadband Corp., Class C (a)	2,613	259,157
Liberty Media Corp-Liberty Formula One, Class A (a)	581	19,609
Liberty Media Corp-Liberty Formula One, Class C (a)	1,676	58,945
Liberty Media Corp.-Liberty SiriusXM, Class A (a)	3,154	145,494
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	5,084	233,864
Lions Gate Entertainment Corp., Class A	1,567	46,070
Lions Gate Entertainment Corp., Class B (a)	2,917	80,247
Live Nation Entertainment, Inc. (a)	3,808	141,924
Madison Square Garden Co., Class A (a)	370	81,296
MDC Partners, Inc., Class A	2,946	29,165
Meredith Corp.	1,260	74,907
MSG Networks, Inc., Class A (a)	1,652	35,353
National CineMedia, Inc.	1,170	8,366
New Media Investment Group, Inc.	543	7,569
New York Times Co., Class A	4,940	93,860
News Corp., Class A	8,027	114,866
News Corp., Class B	5,383	79,130
Nexstar Media Group, Inc., Class A	1,082	70,763
Omnicom Group, Inc.	6,302	496,219
Reading International, Inc., Class A (a)	655	10,454
Regal Entertainment Group, Class A	2,688	51,126
Scholastic Corp.	411	17,028
Scripps Networks Interactive, Inc., Class A	2,532	221,322
Sinclair Broadcast Group, Inc., Class A	1,713	61,754
Sirius XM Holdings, Inc. (b)	40,912	239,744
TEGNA, Inc.	6,361	94,334
Time Warner, Inc.	20,585	2,108,316
Time, Inc.	3,045	42,782
TiVo Corp.	3,425	67,130
Tribune Media Co., Class A	2,318	97,704
TRONC, Inc. (a)	502	6,411

See Notes to Financial Statements.

84	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares Total U.S. Stock Market Index Fund

Common Stocks	Shares	Value
Media (continued)
Twenty-First Century Fox, Inc., Class A	27,461	$799,115
Twenty-First Century Fox, Inc., Class B	12,570	360,633
Viacom, Inc., Class A	144	5,832
Viacom, Inc., Class B	9,368	327,131
Walt Disney Co.	41,659	4,579,574
World Wrestling Entertainment, Inc., Class A	1,688	35,718

		21,020,814
Metals & Mining — 0.5%
AK Steel Holding Corp. (a)	7,016	39,711
Alcoa Corp.	4,993	181,745
Allegheny Technologies, Inc.	2,737	51,839
Carpenter Technology Corp.	1,214	49,082
Century Aluminum Co. (a)(b)	998	16,746
Cliffs Natural Resources, Inc. (a)	7,491	57,830
Coeur Mining, Inc. (a)	5,267	43,611
Commercial Metals Co.	2,682	49,885
Compass Minerals International, Inc.	816	56,345
Ferroglobe PLC (a)(d)	844	—
Freeport-McMoRan, Inc. (a)	36,796	537,972
Haynes International, Inc.	363	11,355
Hecla Mining Co.	10,046	54,349
Kaiser Aluminum Corp.	1,044	101,571
Klondex Mines Ltd. (a)	10,068	32,117
Materion Corp.	360	13,842
Newmont Mining Corp.	14,151	525,993
Nucor Corp.	8,332	480,506
Olympic Steel, Inc.	97	1,658
Reliance Steel & Aluminum Co.	2,118	153,258
Royal Gold, Inc.	1,847	160,061
Ryerson Holding Corp. (a)(b)	148	1,280
Schnitzer Steel Industries, Inc., Class A	603	15,557
Southern Copper Corp.	2,393	94,141
Steel Dynamics, Inc.	6,324	223,933
SunCoke Energy, Inc. (a)	1,134	10,149
Tahoe Resources, Inc.	7,290	39,876
TimkenSteel Corp. (a)	882	14,015
U.S. Silica Holdings, Inc.	2,270	66,125
United States Steel Corp.	4,706	110,544
Worthington Industries, Inc.	1,046	53,001

		3,248,097
Multi-Utilities — 1.1%
Alliant Energy Corp.	5,440	220,483
Ameren Corp.	6,358	356,684
Avista Corp.	1,407	74,022
Black Hills Corp.	1,695	118,074
CenterPoint Energy, Inc.	11,108	313,135
CMS Energy Corp.	7,139	330,107
Consolidated Edison, Inc.	8,140	674,480
Dominion Resources, Inc.	16,265	1,255,410
DTE Energy Co.	4,597	492,155
MDU Resources Group, Inc.	5,939	156,493
NiSource, Inc.	7,226	188,310
NorthWestern Corp.	1,369	79,114
PG&E Corp.	13,208	894,050
Public Service Enterprise Group, Inc.	13,432	604,037
SCANA Corp.	3,313	213,258
Sempra Energy	6,515	736,260
Vectren Corp.	1,938	116,493
WEC Energy Group, Inc.	8,120	511,316

		7,333,881
Multiline Retail — 0.4%
Big Lots, Inc.	1,076	53,445
Burlington Stores, Inc. (a)	1,920	167,098
Dillard’s, Inc., Class A (b)	348	25,689
Dollar General Corp.	7,357	552,952

Common Stocks	Shares	Value
Multiline Retail (continued)
Dollar Tree, Inc. (a)	6,150	$443,292
FirstCash, Inc.	1,230	71,525
Fred’s, Inc., Class A	569	3,852
JC Penney Co., Inc. (a)	7,840	42,414
Kohl’s Corp.	4,324	178,798
Macy’s, Inc.	7,935	188,456
Nordstrom, Inc.	3,387	164,507
Ollie’s Bargain Outlet Holdings, Inc. (a)	1,232	55,070
Sears Holdings Corp. (a)(b)	57	497
Target Corp.	14,744	835,599

		2,783,194
Oil & Gas Exploration & Production — 0.0%
Carrizo Oil & Gas, Inc. (a)	1,605	25,311
Oil, Gas & Consumable Fuels — 4.7%
Abraxas Petroleum Corp. (a)	2,071	3,686
Anadarko Petroleum Corp.	14,858	678,565
Andeavor	4,138	411,855
Antero Resources Corp. (a)	5,940	122,483
Apache Corp.	10,345	511,871
Arch Coal, Inc., Class A	700	53,249
Ardmore Shipping Corp.	591	4,698
Bill Barrett Corp. (a)	1,200	4,056
Bonanza Creek Energy, Inc. (a)	1,204	34,964
Cabot Oil & Gas Corp.	12,083	300,504
California Resources Corp. (a)(b)	958	7,779
Callon Petroleum Co. (a)	5,584	63,211
Centennial Resource Development, Inc., Class A (a)	3,375	56,632
Cheniere Energy, Inc. (a)	5,369	242,679
Chesapeake Energy Corp. (a)(b)	24,483	121,436
Chevron Corp.	50,315	5,493,895
Cimarex Energy Co.	2,562	253,715
Clean Energy Fuels Corp. (a)	2,177	5,704
Concho Resources, Inc. (a)(b)	3,892	506,972
ConocoPhillips	32,945	1,494,715
CONSOL Energy, Inc. (a)	5,288	88,627
Contango Oil & Gas Co. (a)(b)	215	1,290
Continental Resources, Inc. (a)	2,477	82,806
Delek US Holdings, Inc.	2,672	69,766
Denbury Resources, Inc. (a)	9,975	14,564
Devon Energy Corp.	14,221	473,702
DHT Holdings, Inc.	1,316	5,475
Diamondback Energy, Inc. (a)(b)	2,472	237,015
Dorian LPG Ltd. (a)	197	1,418
Eclipse Resources Corp. (a)	580	1,630
Energen Corp. (a)	2,710	144,389
Energy XXI Gulf Coast, Inc. (a)	1,881	37,225
EOG Resources, Inc.	15,169	1,443,179
EP Energy Corp., Class A (a)(b)	381	1,288
EQT Corp.	4,640	295,568
Evolution Petroleum Corp.	2,979	25,619
Extraction Oil & Gas, Inc. (a)	3,873	47,173
Exxon Mobil Corp.	112,957	9,041,158
Frontline Ltd. (b)	788	4,515
GasLog Ltd.	733	13,377
Gener8 Maritime, Inc. (a)	963	5,152
Golar LNG Ltd.	3,482	82,906
Green Plains, Inc.	670	13,233
Gulfport Energy Corp. (a)	5,049	63,718
Hess Corp.	7,404	329,774
HollyFrontier Corp.	5,272	152,044
International Seaways, Inc. (a)	2,331	53,170
Jagged Peak Energy, Inc. (a)(b)	1,338	18,946
Jones Energy, Inc., Class A (a)(b)	1,096	1,644
Kinder Morgan, Inc.	51,388	1,049,857
Kosmos Energy Ltd. (a)	6,798	44,867
Laredo Petroleum, Inc. (a)	3,468	44,945

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	85

Schedule of Investments (continued)	iShares Total U.S. Stock Market Index Fund

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp.	21,515	$263,128
Marathon Petroleum Corp.	13,641	763,760
Matador Resources Co. (a)	2,078	50,412
Murphy Oil Corp.	4,764	126,627
Murphy USA, Inc. (a)	872	66,037
Navios Maritime Acquisition Corp.	2,872	4,050
Newfield Exploration Co. (a)	5,352	153,763
Noble Energy, Inc.	12,786	369,643
Nordic American Tankers Ltd. (b)	1,483	8,720
Oasis Petroleum, Inc. (a)	5,445	42,362
Occidental Petroleum Corp.	20,463	1,267,274
ONEOK, Inc.	5,286	299,029
Overseas Shipholding Group, Inc., Class A (a)	256	788
Pacific Ethanol, Inc. (a)	558	3,488
Panhandle Oil and Gas, Inc., Class A	196	4,312
Par Pacific Holdings, Inc. (a)	783	14,024
Parsley Energy, Inc., Class A (a)(b)	6,416	187,860
PBF Energy, Inc., Class A	2,439	55,536
PDC Energy, Inc. (a)(b)	1,883	88,802
Peabody Energy Corp. (a)	1,332	37,349
Penn Virginia Corp. (a)	930	35,721
Phillips 66	11,557	967,899
Pioneer Natural Resources Co.	4,521	737,375
QEP Resources, Inc. (a)	8,368	71,714
Range Resources Corp. (b)	6,322	133,457
Renewable Energy Group, Inc. (a)	713	8,913
Resolute Energy Corp. (a)	777	26,387
REX American Resources Corp. (a)	107	10,698
Rice Energy, Inc. (a)	1,755	49,087
Ring Energy, Inc. (a)	2,128	27,792
RSP Permian, Inc. (a)(b)	3,413	117,271
SandRidge Energy, Inc. (a)	2,361	45,591
Scorpio Tankers, Inc.	3,157	11,712
SemGroup Corp., Class A	1,583	42,820
Ship Finance International Ltd.	1,106	15,042
SM Energy Co.	3,781	65,752
Southwestern Energy Co. (a)	16,176	92,203
SRC Energy, Inc. (a)(b)	4,863	41,384
Stone Energy Corp. (a)	2,110	45,534
Targa Resources Corp.	5,207	241,657
Teekay Corp.	710	6,958
Teekay Tankers Ltd., Class A	1,294	2,329
Ultra Petroleum Corp. (a)	6,025	61,997
Valero Energy Corp.	11,788	813,018
Westmoreland Coal Co. (a)	343	1,478
Whiting Petroleum Corp. (a)	11,964	62,811
Williams Cos., Inc.	21,760	691,533
World Fuel Services Corp.	1,648	53,296
WPX Energy, Inc. (a)(b)	11,024	118,839

		32,669,941
Paper & Forest Products — 0.1%
Boise Cascade Co. (a)	1,353	41,064
Clearwater Paper Corp. (a)	332	16,318
Deltic Timber Corp.	167	12,046
Domtar Corp.	1,535	59,957
International Paper Co.	10,895	599,062
KapStone Paper and Packaging Corp.	2,191	50,086
Louisiana-Pacific Corp. (a)	3,377	84,796
Neenah Paper, Inc.	304	24,290
PH Glatfelter Co.	807	16,519
Schweitzer-Mauduit International, Inc.	571	21,938

		926,076
Personal Products — 0.2%
Coty, Inc., Class A	12,284	251,597
Edgewell Personal Care Co. (a)	1,757	126,855

Common Stocks	Shares	Value
Personal Products (continued)
elf Beauty, Inc. (a)	1,016	$25,776
Estee Lauder Cos., Inc., Class A	5,692	563,451
Herbalife Ltd. (a)	1,909	126,968
Inter Parfums, Inc.	236	9,157
Medifast, Inc.	293	12,508
Natural Health Trends Corp. (b)	98	2,414
Nature’s Sunshine Products, Inc.	255	3,226
Nu Skin Enterprises, Inc., Class A	1,295	82,051
Nutraceutical International Corp.	166	6,939
Revlon, Inc., Class A (a)(b)	260	5,083
USANA Health Sciences, Inc. (a)	195	11,134

		1,227,159
Pharmaceuticals — 4.3%
Achaogen, Inc. (a)(b)	1,117	21,234
Aclaris Therapeutics, Inc. (a)	1,259	36,259
Aerie Pharmaceuticals, Inc. (a)	982	53,323
Akorn, Inc. (a)(b)	2,135	71,779
Allergan PLC	8,962	2,261,381
Amphastar Pharmaceuticals, Inc. (a)	686	11,854
ANI Pharmaceuticals, Inc. (a)(b)	175	8,528
Aratana Therapeutics, Inc. (a)	403	2,720
Bristol-Myers Squibb Co.	43,963	2,501,495
Catalent, Inc. (a)	3,430	119,021
Cempra, Inc. (a)	856	3,424
Collegium Pharmaceutical, Inc. (a)(b)	181	2,167
Corcept Therapeutics, Inc. (a)(b)	3,214	40,079
Depomed, Inc. (a)	1,111	11,454
Dermira, Inc. (a)	1,592	43,828
Durect Corp. (a)	2,947	5,098
Eli Lilly & Co.	26,036	2,152,136
Endo International PLC (a)	5,144	56,687
Heska Corp. (a)	84	9,201
Horizon Pharma PLC (a)(b)	4,324	51,802
Impax Laboratories, Inc. (a)	1,996	38,623
Intersect ENT, Inc. (a)	1,230	33,702
Intra-Cellular Therapies, Inc. (a)	732	8,469
Johnson & Johnson	71,825	9,532,614
Lannett Co., Inc. (a)	445	9,056
Mallinckrodt PLC (a)	2,925	133,965
Medicines Co. (a)(b)	1,727	66,403
Merck & Co., Inc.	72,967	4,661,132
Mylan NV (a)	14,177	552,761
MyoKardia, Inc. (a)(b)	234	3,639
Nektar Therapeutics (a)	3,821	83,412
Omeros Corp. (a)	872	18,277
Pacira Pharmaceuticals, Inc. (a)	1,136	44,872
Paratek Pharmaceuticals, Inc. (a)	1,529	29,739
Perrigo Co. PLC	3,623	271,435
Pfizer, Inc.	157,700	5,229,365
Phibro Animal Health Corp., Class A	430	16,426
Prestige Brands Holdings, Inc. (a)	1,262	67,681
Reata Pharmaceuticals, Inc., Class A (a)(b)	143	4,187
Revance Therapeutics, Inc. (a)	232	5,278
Sciclone Pharmaceuticals, Inc. (a)	3,392	37,142
Sucampo Pharmaceuticals, Inc., Class A (a)(b)	534	5,794
Supernus Pharmaceuticals, Inc. (a)(b)	1,464	59,219
Teligent, Inc. (a)	475	3,743
TherapeuticsMD, Inc. (a)(b)	6,759	38,188
Theravance Biopharma, Inc. (a)	1,645	52,854
WaVe Life Sciences Ltd. (a)	106	2,104
Zoetis, Inc.	13,004	813,010
Zogenix, Inc. (a)	502	6,024

		29,292,584
Producer Durables: Miscellaneous — 0.0%
Actua Corp. (a)	1,096	14,809

See Notes to Financial Statements.

86	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares Total U.S. Stock Market Index Fund

Common Stocks	Shares	Value
Producer Durables: Miscellaneous (continued)
PROS Holdings, Inc. (a)	583	$16,808

		31,617
Professional Services — 0.3%
Advisory Board Co. (a)	1,152	64,742
Barrett Business Services, Inc.	146	8,034
CBIZ, Inc. (a)	770	11,435
CRA International, Inc.	196	7,607
Dun & Bradstreet Corp.	841	93,149
Equifax, Inc.	3,181	462,645
Exponent, Inc.	478	31,166
Franklin Covey Co. (a)	195	3,637
FTI Consulting, Inc. (a)	801	26,281
GP Strategies Corp. (a)	414	11,861
Heidrick & Struggles International, Inc.	563	10,190
Hill International, Inc. (a)	947	4,782
Huron Consulting Group, Inc. (a)	409	14,520
ICF International, Inc. (a)	336	15,204
Insperity, Inc.	297	22,423
Kelly Services, Inc., Class A	388	8,641
Kforce, Inc.	363	6,788
Korn/Ferry International	1,529	51,145
ManpowerGroup, Inc.	1,950	208,942
Mistras Group, Inc. (a)	335	6,750
Navigant Consulting, Inc. (a)	883	14,949
Nielsen Holdings PLC	9,769	420,208
On Assignment, Inc. (a)	1,216	59,888
Paylocity Holding Corp. (a)	814	37,013
Resources Connection, Inc.	605	8,077
Robert Half International, Inc.	3,719	168,285
RPX Corp. (a)	744	10,170
TransUnion (a)	3,029	138,819
TriNet Group, Inc. (a)	1,193	41,755
TrueBlue, Inc. (a)(b)	763	19,495
Verisk Analytics, Inc. (a)	4,031	351,745
WageWorks, Inc. (a)	871	56,789

		2,397,135
Real Estate Investment Trusts (REITs) — 4.0%
Acadia Realty Trust	3,194	94,990
AG Mortgage Investment Trust, Inc.	900	16,569
AGNC Investment Corp.	8,391	177,721
Agree Realty Corp.	415	20,406
Alexander’s, Inc.	37	16,095
Alexandria Real Estate Equities, Inc.	2,395	290,394
American Assets Trust, Inc.	696	28,265
American Campus Communities, Inc. (b)	4,285	205,423
American Homes 4 Rent, Class A	5,229	120,319
American Tower Corp.	11,167	1,522,397
Annaly Capital Management, Inc.	25,381	305,345
Anworth Mortgage Asset Corp.	2,687	16,176
Apartment Investment & Management Co., Class A	4,722	215,087
Apollo Commercial Real Estate Finance, Inc.	2,377	42,857
Apple Hospitality REIT, Inc.	4,029	74,375
Ares Commercial Real Estate Corp.	1,122	14,362
Armada Hoffler Properties, Inc. (b)	1,336	17,715
ARMOUR Residential REIT, Inc. (b)	558	14,095
Ashford Hospitality Prime, Inc.	837	8,671
Ashford Hospitality Trust, Inc.	1,493	9,391
AvalonBay Communities, Inc.	3,617	695,730
Bluerock Residential Growth REIT, Inc. (b)	999	13,447
Boston Properties, Inc.	4,194	507,097
Brandywine Realty Trust	4,323	72,670
Brixmor Property Group, Inc.	7,572	148,335
Camden Property Trust	2,271	203,709
Capstead Mortgage Corp.	1,502	14,690
Care Capital Properties, Inc.	2,730	66,121

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Catchmark Timber Trust, Inc., Class A	712	$8,195
CBL & Associates Properties, Inc. (b)	4,513	39,669
Cedar Realty Trust, Inc.	1,848	9,573
Chatham Lodging Trust (b)	600	12,408
Chesapeake Lodging Trust (b)	1,132	28,560
Chimera Investment Corp.	4,196	78,969
City Office REIT, Inc.	814	10,346
Colony NorthStar, Inc., Class A	15,198	222,499
Columbia Property Trust, Inc.	3,723	80,975
Community Healthcare Trust, Inc.	647	16,414
CoreCivic, Inc.	3,387	93,820
CorEnergy Infrastructure Trust, Inc.	292	10,398
Coresite Realty Corp.	803	87,190
Corporate Office Properties Trust	2,168	72,173
Cousins Properties, Inc. (b)	10,618	97,579
Crown Castle International Corp.	10,705	1,076,709
CubeSmart	4,257	104,978
CyrusOne, Inc.	2,068	123,480
CYS Investments, Inc.	10,029	85,347
DCT Industrial Trust, Inc.	2,264	127,554
DDR Corp.	10,297	104,926
DiamondRock Hospitality Co. (b)	5,063	59,136
Digital Realty Trust, Inc. (b)	4,266	492,040
Douglas Emmett, Inc.	3,172	121,361
Duke Realty Corp.	9,977	285,242
DuPont Fabros Technology, Inc.	2,003	124,847
Dynex Capital, Inc.	2,085	14,407
Easterly Government Properties, Inc.	1,197	23,928
EastGroup Properties, Inc.	1,523	132,775
Education Realty Trust, Inc. (b)	1,845	69,280
Empire State Realty Trust, Inc., Class A	3,002	62,712
EPR Properties	1,347	97,496
Equinix, Inc.	2,073	934,363
Equity Commonwealth (a)	2,980	94,108
Equity Lifestyle Properties, Inc.	1,757	153,386
Equity Residential	9,593	652,900
Essex Property Trust, Inc.	1,747	457,190
Extra Space Storage, Inc.	3,497	278,012
Farmland Partners, Inc. (b)	8,248	73,655
Federal Realty Investment Trust	1,996	264,730
FelCor Lodging Trust, Inc.	2,548	18,804
First Industrial Realty Trust, Inc.	3,831	116,922
First Potomac Realty Trust	1,256	13,979
Forest City Realty Trust, Inc., Class A	5,381	131,189
Four Corners Property Trust, Inc. (b)	3,935	99,870
Franklin Street Properties Corp.	1,777	18,783
Gaming and Leisure Properties, Inc.	5,687	215,765
Geo Group, Inc.	3,899	114,436
Getty Realty Corp.	583	15,146
GGP, Inc.	16,472	372,432
Gladstone Commercial Corp.	957	20,365
Gramercy Property Trust	3,429	103,624
Great Ajax Corp.	321	4,468
HCP, Inc.	12,803	405,215
Healthcare Realty Trust, Inc.	3,457	115,118
Healthcare Trust of America, Inc., Class A	3,948	120,769
Hersha Hospitality Trust	628	11,781
Highwoods Properties, Inc.	2,064	106,337
Hospitality Properties Trust	5,821	169,158
Host Hotels & Resorts, Inc. (b)	18,796	350,733
Hudson Pacific Properties, Inc.	3,554	116,287
Independence Realty Trust, Inc.	1,495	15,114
InfraREIT, Inc. (a)	504	11,335
Invesco Mortgage Capital, Inc.	2,091	34,773
Investors Real Estate Trust	1,698	10,562
iStar, Inc. (a)(b)	1,081	12,918
Kilroy Realty Corp.	2,658	184,492

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	87

Schedule of Investments (continued)	iShares Total U.S. Stock Market Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Kimco Realty Corp.	11,977	$241,696
Kite Realty Group Trust	1,544	31,698
Lamar Advertising Co., Class A	2,510	177,131
LaSalle Hotel Properties (b)	2,776	82,003
Lexington Realty Trust	9,410	95,794
Liberty Property Trust	5,110	214,722
Life Storage, Inc.	998	72,894
LTC Properties, Inc.	683	35,270
Macerich Co.	3,898	223,706
Mack-Cali Realty Corp. (b)	4,710	123,590
Medical Properties Trust, Inc.	8,136	105,605
MFA Financial, Inc.	9,862	83,728
Mid-America Apartment Communities, Inc.	2,869	297,028
Monmouth Real Estate Investment Corp.	995	15,333
Monogram Residential Trust, Inc.	2,751	32,902
MTGE Investment Corp.	730	13,578
National Health Investors, Inc. (b)	1,189	91,850
National Retail Properties, Inc.	3,198	127,856
National Storage Affiliates Trust	2,808	64,472
New Residential Investment Corp.	8,142	138,414
New Senior Investment Group, Inc.	1,250	12,988
New York Mortgage Trust, Inc.	2,062	13,032
NexPoint Residential Trust, Inc.	679	17,036
NorthStar Realty Europe Corp.	1,409	18,190
Omega Healthcare Investors, Inc.	5,617	177,441
One Liberty Properties, Inc. (b)	642	15,780
Orchid Island Capital, Inc.	389	3,707
Outfront Media, Inc.	3,711	84,871
Owens Realty Mortgage, Inc.	267	4,616
Paramount Group, Inc.	4,520	73,992
Park Hotels & Resorts, Inc. (b)	3,468	93,393
Parkway, Inc.	681	15,670
Pebblebrook Hotel Trust	2,003	67,441
Pennsylvania Real Estate Investment Trust	1,280	15,219
PennyMac Mortgage Investment Trust (c)	1,256	22,106
Physicians Realty Trust	3,799	70,737
Piedmont Office Realty Trust, Inc., Class A	3,332	70,005
Potlatch Corp.	1,400	66,990
Preferred Apartment Communities, Inc., Class A	1,032	17,823
Prologis, Inc.	14,245	866,238
PS Business Parks, Inc. (b)	655	88,071
Public Storage	3,985	819,196
QTS Realty Trust, Inc., Class A	1,286	68,762
Quality Care Properties, Inc. (a)	5,182	87,161
RAIT Financial Trust	337	674
Ramco-Gershenson Properties Trust (b)	1,515	21,346
Rayonier, Inc.	3,685	107,123
Realty Income Corp. (b)	7,358	419,848
Redwood Trust, Inc.	1,521	26,268
Regency Centers Corp. (b)	4,342	287,527
Resource Capital Corp.	848	8,692
Retail Opportunity Investments Corp. (b)	1,925	39,039
Retail Properties of America, Inc., Class A	6,809	90,083
Rexford Industrial Realty, Inc.	2,268	64,683
RLJ Lodging Trust	3,692	78,123
Ryman Hospitality Properties, Inc.	1,083	67,785
Sabra Health Care REIT, Inc.	2,494	57,861
Saul Centers, Inc.	143	8,460
Select Income REIT	1,201	28,187
Senior Housing Properties Trust	8,721	169,623
Seritage Growth Properties, Class A (b)	466	21,795
Simon Property Group, Inc.	8,277	1,311,905
SL Green Realty Corp.	2,724	281,308
Spirit Realty Capital, Inc.	14,333	113,661
STAG Industrial, Inc.	3,704	101,082
Starwood Property Trust, Inc.	6,166	135,899
STORE Capital Corp.	6,064	141,837

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Summit Hotel Properties, Inc.	3,295	$59,079
Sun Communities, Inc.	1,484	132,091
Sunstone Hotel Investors, Inc.	5,845	95,157
Tanger Factory Outlet Centers, Inc.	2,740	72,418
Taubman Centers, Inc. (b)	1,450	82,462
Terreno Realty Corp.	2,044	70,763
Tier REIT, Inc. (b)	1,188	21,954
Two Harbors Investment Corp.	9,328	92,254
UDR, Inc.	7,736	302,400
UMH Properties, Inc.	764	12,637
Uniti Group, Inc. (a)	4,078	104,397
Universal Health Realty Income Trust	1,066	82,594
Urban Edge Properties	2,029	50,989
Ventas, Inc.	8,726	587,696
VEREIT, Inc.	22,826	189,684
Vornado Realty Trust	4,462	354,060
Washington Prime Group, Inc. (b)	7,572	68,299
Washington Real Estate Investment Trust	1,321	44,161
Weingarten Realty Investors (b)	2,586	83,942
Welltower, Inc.	9,612	705,425
Western Asset Mortgage Capital Corp.	1,131	11,751
Weyerhaeuser Co.	20,183	666,443
Whitestone REIT	415	5,416
WP Carey, Inc.	2,284	156,477
Xenia Hotels & Resorts, Inc.	1,904	38,689

		27,459,939
Real Estate Management & Development — 0.1%
Alexander & Baldwin, Inc.	1,174	49,226
Altisource Portfolio Solutions SA (a)	294	7,670
Altisource Residential Corp.	1,032	13,426
AV Homes, Inc. (a)	236	3,788
CareTrust REIT, Inc. (b)	3,284	59,900
CBRE Group, Inc., Class A (a)	7,994	303,730
Consolidated-Tomoka Land Co.	88	4,879
Forestar Group, Inc. (a)	840	14,406
Howard Hughes Corp. (a)	867	109,077
Jones Lang LaSalle, Inc.	1,439	183,070
Kennedy-Wilson Holdings, Inc.	2,259	45,406
RE/MAX Holdings, Inc., Class A	321	18,666
Realogy Holdings Corp.	3,502	116,266
RMR Group, Inc., Class A	188	9,184
Stratus Properties, Inc.	132	3,782
Tejon Ranch Co. (a)(b)	423	8,875
Trinity Place Holdings, Inc. (a)	384	2,669

		954,020
Road & Rail — 0.8%
AMERCO, Inc.	144	55,953
ArcBest Corp.	693	19,265
Avis Budget Group, Inc. (a)(b)	1,821	56,050
Covenant Transportation Group, Inc., Class A (a)(b)	245	4,594
CSX Corp.	23,482	1,158,651
Genesee & Wyoming, Inc., Class A (a)	1,920	125,107
Heartland Express, Inc. (b)	815	17,221
Hertz Global Holdings, Inc. (a)	1,958	26,766
JB Hunt Transport Services, Inc.	2,357	213,803
Kansas City Southern	2,760	284,804
Knight Transportation, Inc.	1,626	57,967
Landstar System, Inc.	1,038	86,310
Marten Transport Ltd.	891	14,211
Norfolk Southern Corp.	7,653	861,575
Old Dominion Freight Line, Inc.	1,676	160,745
Roadrunner Transportation Systems, Inc. (a)	671	4,684
Ryder System, Inc.	1,214	88,331
Saia, Inc. (a)	428	23,262
Schneider National, Inc., Class B	1,096	23,696

See Notes to Financial Statements.

88	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares Total U.S. Stock Market Index Fund

Common Stocks	Shares	Value
Road & Rail (continued)
Swift Transportation Co. (a)(b)	1,809	$46,129
Union Pacific Corp.	21,516	2,215,287
Werner Enterprises, Inc.	852	25,262
YRC Worldwide, Inc. (a)(b)	617	8,200

		5,577,873
Semiconductors & Semiconductor Equipment — 3.4%
Acacia Communications, Inc. (a)(b)	109	4,771
Advanced Energy Industries, Inc. (a)	892	64,715
Advanced Micro Devices, Inc. (a)	22,178	301,843
Alpha & Omega Semiconductor Ltd. (a)	229	4,053
Ambarella, Inc. (a)	925	46,296
Amkor Technology, Inc. (a)	1,942	20,139
Analog Devices, Inc.	9,656	762,921
Applied Materials, Inc.	28,765	1,274,577
Axcelis Technologies, Inc. (a)	1,025	22,755
Broadcom Ltd.	10,608	2,616,569
Brooks Automation, Inc.	2,947	72,378
Cabot Microelectronics Corp.	485	35,963
Cavium, Inc. (a)(b)	1,592	98,608
CEVA, Inc. (a)	291	13,459
Cirrus Logic, Inc. (a)	1,908	117,228
Cohu, Inc.	889	16,198
Cree, Inc. (a)	2,386	61,821
Cypress Semiconductor Corp.	8,170	116,014
Diodes, Inc. (a)	663	17,589
DSP Group, Inc. (a)	1,130	14,238
Entegris, Inc. (a)	3,287	85,791
First Solar, Inc. (a)	2,286	112,723
FormFactor, Inc. (a)	3,337	43,715
Impinj, Inc. (a)(b)	724	35,577
Inphi Corp. (a)	1,003	38,515
Integrated Device Technology, Inc. (a)	3,433	89,739
Intel Corp.	125,838	4,463,509
IXYS Corp.	979	17,035
KLA-Tencor Corp.	4,120	381,636
Kopin Corp. (a)	1,560	5,928
Lam Research Corp.	4,203	670,210
Lattice Semiconductor Corp. (a)	2,141	14,901
MACOM Technology Solutions Holdings, Inc. (a)	1,230	74,476
Marvell Technology Group Ltd.	10,034	156,129
Maxim Integrated Products, Inc.	7,480	339,891
MaxLinear, Inc., Class A (a)	2,151	56,356
Microchip Technology, Inc.	5,401	432,296
Micron Technology, Inc. (a)	27,649	777,490
Microsemi Corp. (a)	3,315	172,645
MKS Instruments, Inc.	1,416	118,448
Monolithic Power Systems, Inc.	1,049	107,334
Nanometrics, Inc. (a)	423	11,273
NeoPhotonics Corp. (a)	339	2,736
NVE Corp.	172	13,567
NVIDIA Corp.	15,123	2,457,639
NXP Semiconductors NV (a)	8,766	967,153
ON Semiconductor Corp. (a)	11,505	172,000
PDF Solutions, Inc. (a)	466	7,479
Photronics, Inc. (a)	1,151	11,568
Power Integrations, Inc.	702	49,596
Qorvo, Inc. (a)	3,261	223,574
QUALCOMM, Inc.	39,494	2,100,686
Rambus, Inc. (a)	3,047	39,276
Rudolph Technologies, Inc. (a)	558	13,811
Semtech Corp. (a)	1,579	62,528
Sigma Designs, Inc. (a)	755	4,908
Silicon Laboratories, Inc. (a)	970	72,847
Skyworks Solutions, Inc.	4,967	520,889
SunPower Corp. (a)(b)	1,191	13,268
Teradyne, Inc.	5,648	195,364

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	26,688	$2,171,869
Ultra Clean Holdings, Inc. (a)	650	15,242
Veeco Instruments, Inc. (a)	1,822	56,118
Xcerra Corp. (a)	1,092	10,603
Xilinx, Inc.	6,729	425,677
Xperi Corp.	1,193	34,895

		23,531,045
Software — 4.8%
A10 Networks, Inc. (a)	1,111	7,855
ACI Worldwide, Inc. (a)	2,912	67,471
Activision Blizzard, Inc.	19,493	1,204,278
Adobe Systems, Inc. (a)	13,163	1,928,248
Allscripts Healthcare Solutions, Inc. (a)(b)	4,856	59,777
ANSYS, Inc. (a)	2,294	297,188
Aspen Technology, Inc. (a)	2,413	137,227
Atlassian Corp. PLC, Class A (a)(b)	1,992	71,353
Autodesk, Inc. (a)	5,586	618,873
Barracuda Networks, Inc. (a)	420	9,437
Blackbaud, Inc.	1,112	102,682
Bottomline Technologies, Inc. (a)	761	21,673
BroadSoft, Inc. (a)	548	24,139
CA, Inc.	7,339	227,803
Cadence Design Systems, Inc. (a)	7,502	276,824
Callidus Software, Inc. (a)	2,134	51,856
CDK Global, Inc.	3,701	243,452
Citrix Systems, Inc. (a)	4,107	324,371
CommVault Systems, Inc. (a)	1,238	73,723
Dell Technologies, Inc., Class V (a)	5,550	356,698
Digimarc Corp. (a)	290	9,092
Ebix, Inc.	642	37,076
Electronic Arts, Inc. (a)	7,928	925,515
Ellie Mae, Inc. (a)	747	65,153
EnerNOC, Inc. (a)	649	4,965
ePlus, Inc. (a)	298	24,108
Everbridge, Inc. (a)	1,478	34,955
Exa Corp. (a)	324	4,578
Fair Isaac Corp.	1,021	145,544
FireEye, Inc. (a)	4,309	63,041
Fortinet, Inc. (a)	3,482	128,521
Gigamon, Inc. (a)	1,212	48,177
Glu Mobile, Inc. (a)	377	1,029
Guidewire Software, Inc. (a)(b)	1,840	132,774
HubSpot, Inc. (a)	783	56,650
Imperva, Inc. (a)	869	39,148
Intuit, Inc.	6,482	889,395
Manhattan Associates, Inc. (a)	1,637	72,355
Microsoft Corp.	199,909	14,533,457
MicroStrategy, Inc., Class A (a)	249	33,493
Mitek Systems, Inc. (a)	331	3,145
MobileIron, Inc. (a)	923	4,177
Monotype Imaging Holdings, Inc.	756	14,251
Netscout Systems, Inc. (a)	2,124	73,278
Nuance Communications, Inc. (a)	7,481	129,421
Oracle Corp.	76,667	3,827,983
Park City Group, Inc. (a)(b)	251	3,389
Paycom Software, Inc. (a)	1,299	91,047
Pegasystems, Inc.	982	59,362
Progress Software Corp.	2,571	82,298
Proofpoint, Inc. (a)(b)	1,060	90,354
PTC, Inc. (a)	3,425	189,026
Qualys, Inc. (a)(b)	554	22,243
Rapid7, Inc. (a)	592	8,992
RealPage, Inc. (a)(b)	1,643	63,666
Red Hat, Inc. (a)	4,736	468,248
Rubicon Project, Inc. (a)	334	1,570
salesforce.com, Inc. (a)	17,916	1,626,773

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	89

Schedule of Investments (continued)	iShares Total U.S. Stock Market Index Fund

Common Stocks	Shares	Value
Software (continued)
ServiceNow, Inc. (a)(b)	4,474	$494,153
Silver Spring Networks, Inc. (a)	531	6,006
Splunk, Inc. (a)	3,775	226,538
SS&C Technologies Holdings, Inc.	4,735	183,529
Symantec Corp.	16,055	497,544
Synchronoss Technologies, Inc. (a)	1,052	17,758
Synopsys, Inc. (a)	4,038	309,190
Tableau Software, Inc., Class A (a)	1,412	91,003
Take-Two Interactive Software, Inc. (a)	2,615	207,840
TeleNav, Inc. (a)	760	5,700
Tyler Technologies, Inc. (a)	1,036	177,995
Ultimate Software Group, Inc. (a)	806	181,922
Varonis Systems, Inc. (a)	946	35,239
VASCO Data Security International, Inc. (a)	429	5,792
Verint Systems, Inc. (a)	1,559	61,814
VMware, Inc., Class A (a)(b)	1,955	181,248
Workday, Inc., Class A (a)	3,403	347,480
Workiva, Inc. (a)	612	11,995
Zendesk, Inc. (a)	2,806	82,272
Zix Corp. (a)	998	5,319
Zynga, Inc., Class A (a)	19,153	69,142

		33,312,656
Specialty Retail — 2.0%
Aaron’s, Inc. (b)	1,567	72,521
Abercrombie & Fitch Co., Class A	2,579	25,377
Advance Auto Parts, Inc.	1,880	210,579
America’s Car-Mart, Inc. (a)	281	11,015
American Eagle Outfitters, Inc.	4,172	49,396
Asbury Automotive Group, Inc. (a)(b)	377	20,358
Ascena Retail Group, Inc. (a)(b)	4,289	10,036
AutoNation, Inc. (a)(b)	1,518	64,333
AutoZone, Inc. (a)	769	415,122
Barnes & Noble Education, Inc. (a)(b)	774	5,596
Barnes & Noble, Inc.	1,024	8,346
Bed Bath & Beyond, Inc.	4,076	121,872
Best Buy Co., Inc.	7,113	414,972
Big 5 Sporting Goods Corp.	357	3,838
BMC Stock Holdings, Inc. (a)	2,423	53,306
Boot Barn Holdings, Inc. (a)	235	1,882
Buckle, Inc.	543	9,285
Build-A-Bear Workshop, Inc. (a)	292	2,803
Cabela’s, Inc. (a)	1,126	64,160
Caleres, Inc.	786	21,442
CarMax, Inc. (a)	5,098	337,743
Cato Corp., Class A	507	8,624
Chico’s FAS, Inc.	3,622	33,141
Children’s Place, Inc.	492	51,980
Citi Trends, Inc.	277	6,136
Conn’s, Inc. (a)	389	8,325
Dick’s Sporting Goods, Inc.	2,627	98,092
DSW, Inc., Class A	2,120	38,245
Express, Inc. (a)	2,627	15,920
Finish Line, Inc., Class A	792	10,898
Five Below, Inc. (a)(b)	1,336	64,542
Floor & Decor Holdings, Inc., Class A (a)	386	13,363
Foot Locker, Inc.	3,546	167,336
Francesca’s Holdings Corp. (a)	821	7,988
GameStop Corp., Class A	2,382	51,666
Gap, Inc.	6,659	158,684
Genesco, Inc. (a)	391	12,551
GNC Holdings, Inc., Class A (b)	1,064	10,119
Group 1 Automotive, Inc.	539	32,097
Guess?, Inc.	1,146	14,967
Haverty Furniture Cos., Inc.	502	11,170
Hibbett Sports, Inc. (a)	427	6,661
Home Depot, Inc.	32,031	4,791,987

Common Stocks	Shares	Value
Specialty Retail (continued)
Kirkland’s, Inc. (a)	341	$3,188
L Brands, Inc.	6,621	307,148
Lithia Motors, Inc., Class A	589	60,814
Lowe’s Cos., Inc.	22,906	1,772,924
Lumber Liquidators Holdings, Inc. (a)(b)	647	15,987
MarineMax, Inc. (a)	1,644	24,578
Michaels Cos., Inc. (a)	3,368	67,832
Monro Muffler Brake, Inc.	803	37,420
O’Reilly Automotive, Inc. (a)	2,430	496,449
Office Depot, Inc.	14,226	83,507
Party City Holdco, Inc. (a)	508	7,087
Penske Automotive Group, Inc.	919	40,013
Pier 1 Imports, Inc.	1,225	5,647
Rent-A-Center, Inc. (b)	723	9,558
RH (a)(b)	854	55,621
Ross Stores, Inc.	10,513	581,579
Sally Beauty Holdings, Inc. (a)(b)	3,488	70,562
Select Comfort Corp. (a)(b)	898	30,361
Shoe Carnival, Inc.	372	6,793
Signet Jewelers Ltd.	2,036	124,522
Sonic Automotive, Inc., Class A	412	7,478
Sportsman’s Warehouse Holdings, Inc. (a)	414	1,875
Staples, Inc.	18,297	185,715
Tailored Brands, Inc.	944	11,838
Tiffany & Co.	2,861	273,254
Tile Shop Holdings, Inc.	579	8,453
TJX Cos., Inc.	17,337	1,218,964
Tractor Supply Co.	3,393	190,415
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,524	382,844
Urban Outfitters, Inc. (a)	2,003	39,239
Vitamin Shoppe, Inc. (a)	484	5,324
West Marine, Inc.	309	3,983
Williams-Sonoma, Inc.	2,477	115,007
Winmark Corp.	34	4,524
Zumiez, Inc. (a)	536	6,807

		13,795,784
Technology Hardware, Storage & Peripherals — 3.5%
3D Systems Corp. (a)	2,820	47,376
Apple, Inc.	139,096	20,687,897
Avid Technology, Inc. (a)	592	3,049
Cray, Inc. (a)(b)	772	15,903
Diebold Nixdorf, Inc.	1,775	41,535
Eastman Kodak Co. (a)(b)	340	3,230
Electronics for Imaging, Inc. (a)	1,193	57,956
Hewlett Packard Enterprise Co.	44,696	782,627
HP, Inc.	45,531	869,642
Immersion Corp. (a)	1,186	10,128
NCR Corp. (a)	3,310	125,283
NetApp, Inc.	7,211	313,102
Pure Storage, Inc., Class A (a)	1,036	12,505
Stratasys Ltd. (a)	1,317	31,595
Super Micro Computer, Inc. (a)	825	22,151
Synaptics, Inc. (a)(b)	891	46,875
USA Technologies, Inc. (a)	901	5,001
Western Digital Corp.	7,614	648,104
Xerox Corp.	6,623	203,127

		23,927,086
Textiles, Apparel & Luxury Goods — 0.7%
Carter’s, Inc.	1,135	98,439
Coach, Inc.	7,587	357,651
Columbia Sportswear Co.	520	31,502
Crocs, Inc. (a)	930	7,384
Culp, Inc.	170	5,100
Deckers Outdoor Corp. (a)	826	53,574
Fossil Group, Inc. (a)(b)	815	9,169

See Notes to Financial Statements.

90	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares Total U.S. Stock Market Index Fund

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
G-III Apparel Group Ltd. (a)	811	$21,110
Hanesbrands, Inc.	10,072	230,850
Iconix Brand Group, Inc. (a)	1,306	8,711
lululemon athletica, Inc. (a)(b)	2,643	162,914
Michael Kors Holdings Ltd. (a)	4,295	156,510
Movado Group, Inc.	450	11,070
NIKE, Inc., Class B	35,345	2,087,181
Oxford Industries, Inc.	289	18,245
Perry Ellis International, Inc. (a)	255	5,008
PVH Corp.	2,143	255,638
Ralph Lauren Corp.	1,372	103,792
Sequential Brands Group, Inc. (a)	363	1,165
Skechers U.S.A., Inc., Class A (a)	3,732	104,832
Steven Madden Ltd. (a)	1,543	63,263
Under Armour, Inc., Class A (a)(b)	4,165	83,383
Under Armour, Inc., Class C (a)	6,854	124,126
Unifi, Inc. (a)	322	10,549
Vera Bradley, Inc. (a)	696	7,016
VF Corp.	9,183	571,091
Wolverine World Wide, Inc.	2,373	66,919

		4,656,192
Thrifts & Mortgage Finance — 0.2%
Astoria Financial Corp.	2,728	55,051
Banc of California, Inc.	902	18,536
BankFinancial Corp.	603	9,033
Beneficial Bancorp, Inc.	1,762	27,487
Berkshire Hills Bancorp, Inc.	2,063	76,641
BofI Holding, Inc. (a)(b)	1,490	41,526
Brookline Bancorp, Inc.	1,313	19,498
Capitol Federal Financial, Inc.	2,270	32,370
Charter Financial Corp.	722	12,982
Dime Community Bancshares, Inc.	548	11,398
Entegra Financial Corp. (a)	170	3,927
Essent Group Ltd. (a)	2,539	97,548
Federal Agricultural Mortgage Corp., Class C	139	9,530
First Defiance Financial Corp.	305	15,784
Flagstar Bancorp, Inc. (a)	446	14,522
Flushing Financial Corp.	429	12,239
Greene County Bancorp, Inc.	392	9,604
Hingham Institution for Savings	79	13,975
HomeStreet, Inc. (a)	371	9,739
Impac Mortgage Holdings, Inc. (a)	232	3,413
Kearny Financial Corp.	2,282	33,317
Ladder Capital Corp.	4,405	57,970
LendingTree, Inc. (a)	124	27,354
Meridian Bancorp, Inc.	1,376	24,286
Meta Financial Group, Inc.	159	11,337
MGIC Investment Corp. (a)	9,142	106,687
Nationstar Mortgage Holdings, Inc. (a)(b)	547	9,753
New York Community Bancorp, Inc.	15,090	198,145
NMI Holdings, Inc., Class A (a)	743	8,767
Northfield Bancorp, Inc.	1,190	19,980
Northwest Bancshares, Inc.	2,104	33,875
OceanFirst Financial Corp.	487	13,188
Ocwen Financial Corp. (a)	1,730	4,965
Oritani Financial Corp.	1,043	17,314
People’s United Financial, Inc.	9,155	159,663
Provident Bancorp, Inc. (a)	433	9,028
Provident Financial Services, Inc.	1,941	51,475
Radian Group, Inc.	5,168	90,027
Southern Missouri Bancorp, Inc.	1,197	38,795
Territorial Bancorp, Inc.	536	16,150
TFS Financial Corp.	1,417	22,644
TrustCo Bank Corp. NY	1,531	12,707
United Community Financial Corp.	695	6,394
United Financial Bancorp, Inc.	771	13,947

Common Stocks	Shares	Value
Thrifts & Mortgage Finance (continued)
Walker & Dunlop, Inc. (a)	523	$26,281
Washington Federal, Inc.	2,051	68,606
Waterstone Financial, Inc.	804	15,155
WSFS Financial Corp.	534	24,110

		1,616,723
Tobacco — 1.2%
Altria Group, Inc.	51,475	3,344,396
Philip Morris International, Inc.	41,344	4,825,258
Turning Point Brands, Inc. (a)	273	4,210
Universal Corp.	669	42,782
Vector Group Ltd.	2,264	45,574

		8,262,220
Trading Companies & Distributors — 0.3%
Aceto Corp.	578	9,757
Air Lease Corp.	2,558	101,246
Aircastle Ltd.	781	18,385
Applied Industrial Technologies, Inc.	871	49,211
Beacon Roofing Supply, Inc. (a)	1,964	90,207
CAI International, Inc. (a)	191	5,010
DXP Enterprises, Inc. (a)	333	9,520
Fastenal Co.	7,664	329,288
GATX Corp.	972	60,099
GMS, Inc. (a)	1,145	34,373
H&E Equipment Services, Inc.	611	13,790
HD Supply Holdings, Inc. (a)	5,330	173,172
Herc Holdings, Inc. (a)	427	19,377
Kaman Corp.	435	22,237
Lawson Products, Inc. (a)	478	11,018
MRC Global, Inc. (a)	2,394	39,118
MSC Industrial Direct Co., Inc., Class A	1,298	92,431
Neff Corp., Class A (a)	652	13,692
NOW, Inc. (a)	2,824	44,986
Rush Enterprises, Inc., Class A (a)	415	17,899
Rush Enterprises, Inc., Class B (a)	266	10,821
SiteOne Landscape Supply, Inc. (a)(b)	826	43,365
Textainer Group Holdings Ltd. (a)(e)	1,756	28,447
Titan Machinery, Inc. (a)	378	6,747
Triton International Ltd.	1,311	47,275
United Rentals, Inc. (a)	2,248	267,422
Univar, Inc. (a)(b)	2,790	86,602
Veritiv Corp. (a)	176	6,538
W.W. Grainger, Inc.	1,448	241,439
Watsco, Inc.	588	88,653
WESCO International, Inc. (a)	1,340	68,675

		2,050,800
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	2,098	159,125
Wesco Aircraft Holdings, Inc. (a)	1,006	10,915

		170,040
Water Utilities — 0.1%
American States Water Co.	1,642	81,197
American Water Works Co., Inc.	4,512	366,004
Aqua America, Inc.	4,238	141,465
Artesian Resources Corp., Class A	1,462	56,857
Cadiz, Inc. (a)	4,010	52,130
California Water Service Group	1,529	59,478
Connecticut Water Service, Inc.	261	14,872
Consolidated Water Co. Ltd.	3,318	42,802
Global Water Resources, Inc. (b)	2,718	25,658
Middlesex Water Co.	276	10,830
SJW Corp.	313	16,548
York Water Co.	487	16,948

		884,789

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	91

Schedule of Investments (continued)	iShares Total U.S. Stock Market Index Fund

Common Stocks	Shares	Value
Wireless Telecommunication Services — 0.1%
Boingo Wireless, Inc. (a)(b)	1,078	$15,987
RingCentral, Inc., Class A (a)	2,090	72,732
Shenandoah Telecommunications Co.	866	26,630
Spok Holdings, Inc.	353	5,789
Sprint Corp. (a)(b)	17,090	136,386
T-Mobile U.S., Inc. (a)(b)	7,714	475,645
Telephone & Data Systems, Inc.	2,328	66,185
United States Cellular Corp. (a)	194	7,349

		806,703
Total Common Stocks — 98.8%		679,914,982

Investment Companies — 0.1%
iShares Russell 3000 ETF (c)	3,415	499,000

Rights — 0.0%
Biotechnology — 0.0%
Dyax Corp. (a)(d)	47	273
Total Long-Term Investments (Cost — $600,790,629) — 98.9%		680,414,255

Short-Term Securities	Shares	Value
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.31% (c)(f)(g)	18,115,168	$18,120,603
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.99%, (c)(f)	6,694,543	6,694,543
Total Short-Term Securities (Cost — $24,815,146) — 3.6%		24,815,146
Total Investments (Cost — $625,605,775) — 102.5%		705,229,401
Liabilities in Excess of Other Assets — (2.5)%		(17,360,905)

Net Assets — 100.0%		$687,868,496

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or portion of the security, is on loan.

(c)	During the year ended July 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Shares Purchased		Shares Sold	Shares Held at July 31, 2017	Value at July 31, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation
BlackRock Cash Funds: Institutional, SL Agency Shares	—	18,115,168	[2]	—	18,115,168	$18,120,603	$8,428	[4]	$(60)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	6,694,543	[2]	—	6,694,543	6,694,543	1,436		—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	—		—	—	—	39,251		258	—
BlackRock Premier Government Institutional Fund	20,471,120	—		(20,471,120)[3]	—	—	5,327		—	—
BlackRock, Inc.	1,619	1,749		(32)	3,336	1,422,904	24,356		324	$175,449
PNC Financial Services Group, Inc.	6,410	7,006		(451)	12,965	1,669,892	26,060		(2,936)	395,266
PennyMac Mortgage Investment Trust	716	540		—	1,256	22,106	2,107		—	1,675
SL Liquidity Series, LLC, Money Market Series	431,687	—		(431,687)[3]	—	—	38,408	[4]	99	—
iShares Russell 3000 ETF	—	115,377		(111,962)	3,415	499,000	13,737		95,460	25,403
Total						$28,429,048	$159,110		$93,145	$597,793

[1] Includes net capital gain distributions.
[2] Represents net shares purchased.
[3] Represents net shares sold.

[4]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Variable rate security. Rate shown is the rate in effect as of period end.

(f)	Current yield as of period end.

(g)	Security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

See Notes to Financial Statements.

92	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (concluded)	iShares Total U.S. Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation
Long Contracts
Russell 2000 Mini Index	13	September 2017	$926	$804
S&P 500 E-Mini Index	52	September 2017	$6,417	19,034
Total				$19,838

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$19,838	—	—	—	$19,838

[1] Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended July 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$1,291,235	—	—	—	$1,291,235

Net Change in Unrealized Appreciation (Depreciation) from:
Futures contracts	—	—	$(2,180)	—	—	—	$(2,180)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$7,389,574

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]:
Common Stocks	$679,914,982	—	—	$679,914,982
Investment Companies	499,000	—	—	499,000
Rights	—	—	$273	273
Short-Term Securities	24,815,146	—	—	24,815,146

Total	$705,229,128	—	$273	$705,229,401

Derivative Financial Instruments[2]
Assets:
Equity contracts	$19,838	—	—	$19,838
[1] See above Schedule of Investments for values in each industry.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended July 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	93

Statements of Assets and Liabilities

July 31, 2017	iShares MSCI Asia ex Japan Index Fund	iShares MSCI Developed World Index Fund	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund

Assets
Investments at value — unaffiliated[1,2]	$107,037,340	$678,274,897	$635,185,195	$88,470,458	$676,800,353
Investments at value — affiliated[3]	5,628,882	9,217,668	97,123,756	13,133,105	28,429,048
Cash pledged for futures contracts	58,000	388,981	95,650	12,000	269,000
Foreign currency at value[4]	476,282	2,786,793	—	—	—
Receivables:
Investments sold	161,315	3,471	5,528,498	9,592	3,944
Capital shares sold	11,587	2,278,504	3,516,086	169,286	399,291
Dividends — unaffiliated	476,674	803,656	441,052	35,571	550,221
Securities lending income — affiliated	222	794	10,101	8,789	7,709
Dividends — affiliated	485	5,815	5,123	299	2,132
Variation margin on futures contracts	260	1,432	—	—	—
Investment adviser	47,684	—	—	167,172	42,627
Prepaid expenses	18,189	27,026	49,635	37,621	52,596

Total assets	113,916,920	693,789,037	741,955,096	102,043,893	706,556,921

Liabilities
Cash collateral on securities loaned at value	1,709,196	1,064,948	81,477,676	12,428,817	18,120,663
Bank overdraft	—	—	74,637	9,706	3,944
Payables:
Investments purchased	—	—	16,012,759	62,102	—
Capital shares redeemed	13,026	311,881	759,774	13,810	479,088
Investment advisory fees	—	53,183	26,795	—	—
Officer’s and Trustees’ fees	2,169	3,397	11,541	2,266	2,805
Service fees	—	—	8,717	4,514	12,795
Variation margin on futures contracts	—	9,804	1,807	529	9,571
Recoupment of past waived fees	706	98,636	332,645	97	16,224
Other accrued expenses	144,960	189,591	667,461	107,436	43,335

Total liabilities	1,870,057	1,731,440	99,373,812	12,629,277	18,688,425

Net Assets	$112,046,863	$692,057,597	$642,581,284	$89,414,616	$687,868,496

Net Assets Consist of
Paid-in capital	$99,130,226	$600,753,785	$393,543,106	$79,877,745	$605,795,359
Undistributed net investment income	456,478	989,266	3,802,730	95,113	1,053,744
Undistributed net realized gain (accumulated net realized loss)	6,552	131,054	105,437,138	(516,455)	1,375,930
Net unrealized appreciation (depreciation)	12,453,607	90,183,492	139,798,310	9,958,213	79,643,463

Net Assets	$112,046,863	$692,057,597	$642,581,284	$89,414,616	$687,868,496

[1] Investments at cost — unaffiliated	$94,820,924	$588,502,735	$495,420,993	$78,525,159	$597,765,365
[2] Securities loaned at value	$1,577,016	$1,042,376	$79,460,143	$12,023,582	$17,530,184
[3] Investments at cost — affiliated	$5,454,532	$8,824,650	$97,075,596	$13,118,842	$27,840,410
[4] Foreign currency at cost	$472,939	$2,762,278	—	—	—

See Notes to Financial Statements.

94	BLACKROCK FUNDS	JULY 31, 2017

Statements of Assets and Liabilities (concluded)

July 31, 2017	iShares MSCI Asia ex Japan Index Fund	iShares MSCI Developed World Index Fund	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund

Net Asset Value
Institutional:
Net assets	$18,403,843	$9,026,038	$366,683,602	$3,939,082	$27,221,218

Shares outstanding	1,638,555	812,021	32,561,216	340,238	2,289,037

Net asset value	$11.23	$11.12	$11.26	$11.58	$11.89

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001	$0.001

Investor A:
Net assets	—	—	$46,135,155	$21,357,791	$61,048,211

Shares outstanding	—	—	4,106,082	1,847,261	5,139,061

Net asset value	—	—	$11.24	$11.56	$11.88

Shares authorized	—	—	Unlimited	Unlimited	Unlimited

Par value	—	—	$0.001	$0.001	$0.001

Class K:
Net assets	$93,643,020	$683,031,559	$229,762,527	$64,117,743	$599,599,067

Shares outstanding	8,335,350	61,359,135	20,370,394	5,538,730	50,421,824

Net asset value	$11.23	$11.13	$11.28	$11.58	$11.89

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001	$0.001

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	95

Statements of Operations

Year Ended July 31, 2017	iShares MSCI Asia ex Japan Index Fund	iShares MSCI Developed World Index Fund	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund

Investment Income
Dividends — unaffiliated	$1,846,140	$11,677,769	$40,928,843	$999,043	$9,895,086
Dividends — affiliated	20,812	72,593	232,828	13,253	112,274
Securities lending income — affiliated — net	931	8,258	227,973	35,268	46,836
Foreign taxes withheld	(196,094)	(518,263)	(9,752)	(490)	(2,008)

Total investment income	1,671,789	11,240,357	41,379,892	1,047,074	10,052,188

Expenses
Investment advisory	143,692	231,099	482,280	20,367	51,077
Professional	68,052	62,120	73,532	88,309	53,456
Custodian	63,529	51,064	102,615	104,048	62,435
Printing	58,530	87,793	59,039	34,706	50,770
Registration	32,784	43,267	232,897	48,782	51,121
Offering	29,929	49,604	40,175	3,516	3,822
Officer and Trustees	9,585	21,304	72,534	9,994	22,456
Transfer agent — class specific	432	210,279	922,092	2,385	8,935
Service and distribution — class specific	—	—	53,756	39,032	94,438
Recoupment of past waived fees — class specific	706	3,060	225,499	97	32
Recoupment of past waived fees	—	95,576	107,146	—	16,224
Miscellaneous	31,985	55,952	48,169	10,252	15,927

Total expenses	439,224	911,118	2,419,734	361,488	430,693
Less:
Fees waived by the Manager	(91,185)	(46,769)	(134,874)	(20,367)	(49,743)
Other expenses reimbursed by the Manager	(88,205)	(5,070)	(27,805)	(251,370)	(124,247)
Transfer agent fees waived and/or reimbursed — class specific	(419)	(162,956)	(597,866)	(672)	(1,181)

Total expenses after fees waived and/or reimbursed	259,415	696,323	1,659,189	89,079	255,522

Net investment income	1,412,374	10,544,034	39,720,703	957,995	9,796,666

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(116,835)	580,846	292,928,913	(773,474)	253,529
Investments — affiliated	—	38,389	321,761	53,269	92,887
Payment by affiliate	—	—	—	—	12,875
Futures contracts	392,526	1,452,784	8,437,379	281,909	1,291,235
Foreign currency transactions	(4,737)	160,477	—	—	—
Capital gain distributions from investment companies — affiliated	2	39	353	11	258

	270,956	2,232,535	301,688,406	(438,285)	1,650,784

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	13,402,432	64,467,681	(54,556,541)	8,432,426	66,901,594
Investments — affiliated	174,350	365,192	48,160	14,184	597,793
Futures contracts	55,266	(46,313)	(2,539,016)	(4,397)	(2,180)
Foreign currency translations	4,850	36,729	—	—	—

	13,636,898	64,823,289	(57,047,397)	8,442,213	67,497,207

Net realized and unrealized gain	13,907,854	67,055,824	244,641,009	8,003,928	69,147,991

Net Increase in Net Assets Resulting from Operations	$15,320,228	$77,599,858	$284,361,712	$8,961,923	$78,944,657

See Notes to Financial Statements.

96	BLACKROCK FUNDS	JULY 31, 2017

Statements of Changes in Net Assets

	iShares MSCI Asia ex Japan Index Fund		iShares MSCI Developed World Index Fund
	Year Ended July 31,		Year Ended July 31,
Increase (Decrease) in Net Assets:	2017	2016	2017	2016

Operations
Net investment income	$1,412,374	$308,396	$10,544,034	$3,988,948
Net realized gain (loss)	270,956	(258,218)	2,232,535	(1,193,151)
Net change in unrealized appreciation (depreciation)	13,636,898	(51,456)	64,823,289	25,488,495

Net increase (decrease) in net assets resulting from operations	15,320,228	(1,278)	77,599,858	28,284,292

Distributions to Shareholders[1]
From net investment income:
Institutional	(207,257)	(285,599)	(117,700)	(376,176)
Class K	(829,757)	(27,517)	(9,907,372)	(3,304,090)
From net realized gain:
Institutional	—	(13,319)	(5,166)	(152,889)
Class K	—	(87)	(695,764)	(269)

Decrease in net assets resulting from distributions to shareholders	(1,037,014)	(326,522)	(10,726,002)	(3,833,424)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	81,589,112	2,540,689	299,156,776	286,677,627

Net Assets
Total increase in net assets	95,872,326	2,212,889	366,030,632	311,128,495
Beginning of year	16,174,537	13,961,648	326,026,965	14,898,470

End of year	$112,046,863	$16,174,537	$692,057,597	$326,026,965

Undistributed net investment income, end of year	$456,478	$63,628	$989,266	$246,690

[1] Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	97

Statements of Changes in Net Assets

	iShares Russell Mid-Cap Index Fund		iShares Russell Small/Mid-Cap Index Fund
	Year Ended July 31,		Year Ended July 31, 2017	Period August 13, 2015[1] to July 31, 2016
Increase (Decrease) in Net Assets:	2017	2016

Operations
Net investment income	$39,720,703	$30,039,411	$957,995	$226,566
Net realized gain (loss)	301,688,406	(502,673)	(438,285)	29,422
Net change in unrealized appreciation (depreciation)	(57,047,397)	196,879,884	8,442,213	1,516,000

Net increase in net assets resulting from operations	284,361,712	226,416,622	8,961,923	1,771,988

Distributions to Shareholders[2]
From net investment income:
Institutional	(6,393,534)	(11,088,076)	(15,402)	(325)
Investor A	(535,554)	(26,107)	(174,593)	(9,972)
Class K	(33,121,457)	(17,674,276)	(705,013)	(196,073)
From net realized gain:
Institutional	(868,058)	(2,280,751)	(483)	(10)
Investor A	(45,796)	(112)	(18,557)	(14)
Class K	(7,124,451)	(54,402)	(70,921)	(6,636)

Decrease in net assets resulting from distributions to shareholders	(48,088,850)	(31,123,724)	(984,969)	(213,030)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(1,965,794,271)	2,173,779,816	48,536,625	31,342,079

Net Assets
Total increase (decrease) in net assets	(1,729,521,409)	2,369,072,714	56,513,579	32,901,037
Beginning of year	2,372,102,693	3,029,979	32,901,037	—

End of year	$642,581,284	$2,372,102,693	$89,414,616	$32,901,037

Undistributed net investment income, end of year	$3,802,730	$1,373,603	$95,113	$20,196

[1] Commencement of operations.
[2] Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

98	BLACKROCK FUNDS	JULY 31, 2017

Statements of Changes in Net Assets

	iShares Total U.S. Stock Market Index Fund
Increase (Decrease) in Net Assets:	Year Ended July 31, 2017	Period August 13, 2015[1] to July 31, 2016

Operations
Net investment income	$9,796,666	$977,539
Net realized gain	1,650,784	274,040
Net change in unrealized appreciation (depreciation)	67,497,207	12,146,256

Net increase in net assets resulting from operations	78,944,657	13,397,835

Distributions to Shareholders[2]
From net investment income:
Institutional	(230,720)	(18,472)
Investor A	(592,810)	(13,246)
Class K	(8,216,601)	(654,580)
From net realized gain:
Institutional	(4,494)	(44)
Investor A	(29,567)	(1)
Class K	(511,066)	(335)

Decrease in net assets resulting from distributions to shareholders	(9,585,258)	(686,678)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	316,828,319	288,969,621

Net Assets
Total increase in net assets	386,187,718	301,680,778
Beginning of period	301,680,778	—

End of period	$687,868,496	$301,680,778

Undistributed net investment income, end of period	$1,053,744	$291,241

[1] Commencement of operations.
[2] Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	99

Financial Highlights	iShares MSCI Asia ex Japan Index Fund

	Institutional
	Year Ended July 31, 2017		Year Ended July 31, 2016	Period June 9, 2015[1] to July 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$8.97		$9.27	$10.00

Net investment income[2]	0.20		0.18	0.08
Net realized and unrealized gain (loss)	2.19		(0.29)	(0.77)

Net increase (decrease) from investment operations	2.39		(0.11)	(0.69)

Distributions:[3]
From net investment income	(0.13)		(0.18)	(0.04)
From net realized gain	—		(0.01)	—

Total distributions	(0.13)		(0.19)	(0.04)

Net asset value, end of period	$11.23		$8.97	$9.27

Total Return[4]
Based on net asset value	26.80%		(1.14)%	(6.96)%[5]

Ratios to Average Net Assets
Total expenses	0.83%	[6]	1.61% [6]	3.80%	[7,8]

Total expenses excluding recoupment of past fees waived	0.82%	[6]	1.61% [6]	3.80%	[8]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.45%	[6]	0.47% [6]	0.50%	[8]

Net investment income	2.07%	[6]	2.09% [6]	5.69%	[8]

Supplemental Data
Net assets, end of period (000)	$18,404		$13,505	$13,962

Portfolio turnover rate	1%		11%	0%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

[7]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized for Institutional Shares, the total expenses would have been 4.82%.

[8]	Annualized.

See Notes to Financial Statements.

100	BLACKROCK FUNDS	JULY 31, 2017

Financial Highlights (concluded)	iShares MSCI Asia ex Japan Index Fund

	Class K
	Year Ended July 31, 2017		Period November 30, 2015[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$8.97		$8.58

Net investment income[2]	0.26		0.16
Net realized and unrealized gain	2.13		0.38

Net increase (decrease) from investment operations	2.39		0.54

Distributions:[3]
From net investment income	(0.13)		(0.14)
From net realized gain	—		(0.01)

Total distributions	(0.13)		(0.15)

Net asset value, end of period	$11.23		$8.97

Total Return[4]
Based on net asset value	26.81%		6.37%	[5]

Ratios to Average Net Assets
Total expenses	0.74%	[6]	1.39%	[6,7,8]

Total expenses excluding recoupment of past fees waived	0.74%	[6]	1.39%	[6,8]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.45%	[6]	0.45%	[6,8]

Net investment income	2.60%	[6]	2.81%	[6,8]

Supplemental Data
Net assets, end of period (000)	$93,643		$2,669

Portfolio turnover rate	1%		11%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

[7]	Offering costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.67%.

[8]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	101

Financial Highlights	iShares MSCI Developed World Index Fund

	Institutional
	Year Ended July 31, 2017	Year Ended July 31, 2016		Period June 1, 2015[1] to July 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$9.75	$9.92		$10.00

Net investment income[2]	0.25	0.16		0.02
Net realized and unrealized gain (loss)	1.35	(0.14)		(0.09)

Net increase (decrease) from investment operations	1.60	0.02		(0.07)

Distributions:[3]
From net investment income	(0.21)	(0.16)		(0.01)
From net realized gain	(0.02)	(0.03)		—

Total distributions	(0.23)	(0.19)		(0.01)

Net asset value, end of period	$11.12	$9.75		$9.92

Total Return[4]
Based on net asset value	16.59%	0.23%		(0.66)%[5]

Ratios to Average Net Assets
Total expenses	0.63%	0.41%	[6]	2.93%	[7,8]

Total expenses excluding recoupment of past fees waived	0.56%	0.41%	[6]	2.93%	[7]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	0.16%	[6]	0.20%	[7]

Net investment income	2.35%	1.75%	[6]	1.32%	[7]

Supplemental Data
Net assets, end of period (000)	$9,026	$2,765		$14,898

Portfolio turnover rate	6%	10%		1%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

[7]	Annualized.

[8]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional Shares would have been 3.84%.

See Notes to Financial Statements.

102	BLACKROCK FUNDS	JULY 31, 2017

Financial Highlights (concluded)	iShares MSCI Developed World Index Fund

	Class K
	Year Ended July 31, 2017	Period November 30, 2015[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$9.76	$9.60

Net investment income[2]	0.24	0.17
Net realized and unrealized gain	1.36	0.17

Net increase (decrease) from investment operations	1.60	0.34

Distributions:[3]
From net investment income	(0.21)	(0.15)
From net realized gain	(0.02)	(0.03)

Total distributions	(0.23)	(0.18)

Net asset value, end of period	$11.13	$9.76

Total Return[4]
Based on net asset value	16.61%	3.52%	[5]

Ratios to Average Net Assets
Total expenses	0.19%	0.28%	[6,7,8]

Total expenses excluding recoupment of past fees waived	0.17%	0.28%	[6,8]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.15%	0.14%	[6,8]

Net investment income	2.28%	2.69%	[6,8]

Supplemental Data
Net assets, end of period (000)	$683,032	$323,262

Portfolio turnover rate	6%	10%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Class K Shares would have been 0.29%.

[8]	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	103

Financial Highlights	iShares Russell Mid-Cap Index Fund

	Institutional
	Year Ended July 31, 2017	Year Ended July 31, 2016		Period May 13, 2015[1] to July 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$10.22	$9.94		$10.00

Net investment income[2]	0.16	0.18		0.03
Net realized and unrealized gain (loss)	1.14	0.24		(0.07)

Net increase (decrease) from investment operations	1.30	0.42		(0.04)

Distributions:[3]
From net investment income	(0.23)	(0.13)		(0.02)
From net realized gain	(0.03)	(0.01)		—

Total distributions	(0.26)	(0.14)		(0.02)

Net asset value, end of period	$11.26	$10.22		$9.94

Total Return[4]
Based on net asset value	12.91%	4.35%		(0.37)%[5]

Ratios to Average Net Assets
Total expenses	0.23%	0.13%	[6]	9.27%	[7,8]

Total expenses excluding recoupment of past fees waived	0.20%	0.13%	[6]	9.27%	[7,8]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.12%	0.06%	[6]	0.12%	[8]

Net investment income	1.52%	1.87%	[6]	1.38%	[8]

Supplemental Data
Net assets, end of period (000)	$366,684	$191,337		$2,985

Portfolio turnover rate	41%	24%		8%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

[7]

Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized for Institutional Shares, the total expenses would have been 13.78% for the period ended July 31, 2015.

[8]	Annualized.

See Notes to Financial Statements.

104	BLACKROCK FUNDS	JULY 31, 2017

Financial Highlights (continued)	iShares Russell Mid-Cap Index Fund

	Investor A
	Year Ended July 31, 2017	Period November 30, 2015[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.20	$9.66

Net investment income[2]	0.13	0.07
Net realized and unrealized gain	1.16	0.60

Net increase (decrease) from investment operations	1.29	0.67

Distributions:[3]
From net investment income	(0.22)	(0.12)
From net realized gain	(0.03)	(0.01)

Total distributions	(0.25)	(0.13)

Net asset value, end of period	$11.24	$10.20

Total Return[4]
Based on net asset value	12.78%	7.07%	[5]

Ratios to Average Net Assets
Total expenses	0.34%	0.34%	[6,7,8]

Total expenses excluding recoupment of past fees waived	0.34%	0.34%	[6,7,8]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.33%	0.33%	[6,8]

Net investment income	1.17%	1.06%	[6,8]

Supplemental Data
Net assets, end of period (000)	$46,135	$6,669

Portfolio turnover rate	41%	24%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Offering costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 0.34%.

[8]	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	105

Financial Highlights (concluded)	iShares Russell Mid-Cap Index Fund

	Class K
	Year Ended July 31, 2017	Year Ended July 31, 2016		Period May 13, 2015[1] to July 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$10.23	$9.94		$10.00

Net investment income[2]	0.18	0.17		0.03
Net realized and unrealized gain (loss)	1.13	0.26		(0.07)

Net increase (decrease) from investment operations	1.31	0.43		(0.04)

Distributions:[3]
From net investment income	(0.23)	(0.13)		(0.02)
From net realized gain	(0.03)	(0.01)		—

Total distributions	(0.26)	(0.14)		(0.02)

Net asset value, end of period	$11.28	$10.23		$9.94

Total Return[4]
Based on net asset value	13.02%	4.46%		(0.37)%[5]

Ratios to Average Net Assets
Total expenses	0.08%	0.09%	[6]	9.42%	[7,8]

Total expenses excluding recoupment of past fees waived	0.07%	0.09%	[6]	9.42%	[7,8]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%	0.07%	[6]	0.08%	[8]

Net investment income	1.67%	1.78%	[6]	1.21%	[8]

Supplemental Data
Net assets, end of period (000)	$229,763	$2,174,096		$45

Portfolio turnover rate	41%	24%		8%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

[7]

Organization and offering costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 12.82% for the period ended July 31, 2015.

[8]	Annualized.

See Notes to Financial Statements.

106	BLACKROCK FUNDS	JULY 31, 2017

Financial Highlights	iShares Russell Small/Mid-Cap Index Fund

	Institutional
	Year Ended July 31, 2017		Period August 13, 2015[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.22		$10.00

Net investment income[2]	0.15		0.14
Net realized and unrealized gain	1.38		0.19

Net increase (decrease) from investment operations	1.53		0.33

Distributions:[3]
From net investment income	(0.15)		(0.11)
From net realized gain	(0.02)		(0.00)[4]

Total distributions	(0.17)		(0.11)

Net asset value, end of period	$11.58		$10.22

Total Return[5]
Based on net asset value	15.02%		3.44%	[6]

Ratios to Average Net Assets
Total expenses	0.74%	[7]	1.60%	[7,8,9]

Total expenses excluding recoupment of past fees waived	0.74%	[7]	1.60%	[7,9]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.11%	[7]	0.12%	[7,9]

Net investment income	1.31%	[7]	1.50%	[7,9]

Supplemental Data
Net assets, end of period (000)	$3,939		$78

Portfolio turnover rate	48%		17%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

[8]	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 1.63%.

[9]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	107

Financial Highlights (continued)	iShares Russell Small/Mid-Cap Index Fund

	Investor A
	Year Ended July 31, 2017		Period August 13, 2015[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.21		$10.00

Net investment income[2]	0.13		0.08
Net realized and unrealized gain	1.37		0.23

Net increase (decrease) from investment operations	1.50		0.31

Distributions:[3]
From net investment income	(0.13)		(0.10)
From net realized gain	(0.02)		(0.00)[4]

Total distributions	(0.15)		(0.10)

Net asset value, end of period	$11.56		$10.21

Total Return[5]
Based on net asset value	14.71%	[6]	3.24%	[6]

Ratios to Average Net Assets
Total expenses	0.74%	[7]	1.17%	[7,8,9]

Total expenses excluding recoupment of past fees waived	0.73%	[7]	1.17%	[7,9]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.33%	[7]	0.35%	[7,9]

Net investment income	1.22%	[7]	0.79%	[7,9]

Supplemental Data
Net assets, end of period (000)	$21,358		$5,713

Portfolio turnover rate	48%		17%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

[8]	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 1.18%.

[9]	Annualized.

See Notes to Financial Statements.

108	BLACKROCK FUNDS	JULY 31, 2017

Financial Highlights (concluded)	iShares Russell Small/Mid-Cap Index Fund

	Class K
	Year Ended July 31, 2017		Period August 13, 2015[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.22		$10.00

Net investment income[2]	0.16		0.14
Net realized and unrealized gain	1.37		0.19

Net increase (decrease) from investment operations	1.53		0.33

Distributions:[3]
From net investment income	(0.15)		(0.11)
From net realized gain	(0.02)		(0.00)[4]

Total distributions	(0.17)		(0.11)

Net asset value, end of period	$11.58		$10.22

Total Return[5]
Based on net asset value	15.04%		3.48%	[6]

Ratios to Average Net Assets
Total expenses	0.47%	[7]	1.34%	[7,8,9]

Total expenses excluding recoupment of past fees waived	0.47%	[7]	1.34%	[7,9]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.07%	[7]	0.08%	[7,9]

Net investment income	1.47%	[7]	1.57%	[7,9]

Supplemental Data
Net assets, end of period (000)	$64,118		$27,109

Portfolio turnover rate	48%		17%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.

[8]	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 1.37%.

[9]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	109

Financial Highlights	iShares Total U.S. Stock Market Index Fund

	Institutional
	Year Ended July 31, 2017	Period August 13, 2015[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.44	$10.00

Net investment income[2]	0.21	0.18
Net realized and unrealized gain	1.44	0.39

Net increase (decrease) from investment operations	1.65	0.57

Distributions:[3]
From net investment income	(0.19)	(0.13)
From net realized gain	(0.01)	(0.00)[4]

Total distributions	(0.20)	(0.13)

Net asset value, end of period	$11.89	$10.44

Total Return[5]
Based on net asset value	16.03% [6]	5.75%	[7]

Ratios to Average Net Assets
Total expenses	0.08%	0.77%	[8,9,10]

Total expenses excluding recoupment of past fees waived	0.08%	0.77%	[8,10]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%	0.06%	[8,10]

Net investment income	1.87%	1.96%	[8,10]

Supplemental Data
Net assets, end of period (000)	$27,221	$2,428

Portfolio turnover rate	11%	4%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s total return.

[7]	Aggregate total return.

[8]	Annualized.

[9]	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 0.79%.

[10]	Excludes 0.01% of expenses incurred directly as a result of investments in underlying funds.

See Notes to Financial Statements.

110	BLACKROCK FUNDS	JULY 31, 2017

Financial Highlights (continued)	iShares Total U.S. Stock Market Index Fund

	Investor A
	Year Ended July 31, 2017	Period August 13, 2015[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.44	$10.00

Net investment income[2]	0.18	0.10
Net realized and unrealized gain	1.44	0.45

Net increase (decrease) from investment operations	1.62	0.55

Distributions:[3]
From net investment income	(0.17)	(0.11)
From net realized gain	(0.01)	(0.00)[4]

Total distributions	(0.18)	(0.11)

Net asset value, end of period	$11.88	$10.44

Total Return[5]
Based on net asset value	15.71% [6]	5.57%	[7]

Ratios to Average Net Assets
Total expenses	0.33%	0.44%	[8,9,10]

Total expenses excluding recoupment of past fees waived	0.32%	0.44%	[8,10]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.29%	0.29%	[8,10]

Net investment income	1.63%	1.06%	[8,10]

Supplemental Data
Net assets, end of period (000)	$61,048	$8,873

Portfolio turnover rate	11%	4%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s total return.

[7]	Aggregate total return.

[8]	Annualized.

[9]	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 0.44%.

[10]	Excludes 0.01% of expenses incurred directly as a result of investments in underlying funds.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	111

Financial Highlights (concluded)	iShares Total U.S. Stock Market Index Fund

	Class K
	Year Ended July 31, 2017	Period August 13, 2015[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.44	$10.00

Net investment income[2]	0.22	0.17
Net realized and unrealized gain	1.44	0.40

Net increase (decrease) from investment operations	1.66	0.57

Distributions:[3]
From net investment income	(0.20)	(0.13)
From net realized gain	(0.01)	(0.00)[4]

Total distributions	(0.21)	(0.13)

Net asset value, end of period	$11.89	$10.44

Total Return[5]
Based on net asset value	16.05% [6]	5.78%	[7]

Ratios to Average Net Assets
Total expenses	0.06%	0.37%	[8,9,10]

Total expenses excluding recoupment of past fees waived	0.06%	0.37%	[8,10]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.03%	0.03%	[8,10]

Net investment income	1.95%	1.71%	[8,10]

Supplemental Data
Net assets, end of period (000)	$599,599	$290,381

Portfolio turnover rate	11%	4%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s total return.

[7]	Aggregate total return.

[8]	Annualized.

[9]	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 0.38%.

[10]	Excludes 0.01% of expenses incurred directly as a result of investments in underlying funds.

See Notes to Financial Statements.

112	BLACKROCK FUNDS	JULY 31, 2017

Notes to Financial Statements

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. Each Fund is a series of the Trust. The following are referred to herein collectively as the “Funds”, or individually, a “Fund”:

Fund Name	Herein Referred to As	Diversification Classification
iShares MSCI Asia ex Japan Index Fund (formerly known as BlackRock MSCI Asia ex Japan Index Fund)	Asia ex Japan Index	Diversified
iShares MSCI Developed World Index Fund (formerly known as BlackRock MSCI World Index Fund)	Developed World Index	Diversified
iShares Russell Mid-Cap Index Fund (formerly known as BlackRock Midcap Index Fund)	Mid-Cap Index	Diversified
iShares Russell Small/Mid-Cap Index Fund (formerly known as BlackRock Small/Mid Cap Index Fund)	Small/Mid-Cap Index	Diversified
iShares Total U.S. Stock Market Index Fund (formerly known as BlackRock Total Stock Market Index Fund)	Total U.S. Stock Market	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

BLACKROCK FUNDS	JULY 31, 2017	113

Notes to Financial Statements (continued)

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Funds were expensed by the Funds and reimbursed by the Manager. Offering costs are amortized over a 12-month period beginning with the commencement of operations.

SEC Reporting Modernization: The U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended other rules to enhance the reporting and disclosure of information by registered investment companies. As part of these changes, the SEC amended Regulation S-X to standardize and enhance disclosures in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

Through May 31, 2016, the Funds had an arrangement with their custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Funds no longer earn credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or

114	BLACKROCK FUNDS	JULY 31, 2017

Notes to Financial Statements (continued)

pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of each Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities.

BLACKROCK FUNDS	JULY 31, 2017	115

Notes to Financial Statements (continued)

Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities lending agreements by counterparty which are subject to offset under an MSLA:

Asia ex Japan Index
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Credit Suisse Securities (USA) LLC	$238,919	$(238,919)	—
Jefferies LLC	206,439	(206,439)	—
Merrill Lynch, Pierce, Fenner & Smith	161,230	(161,230)	—
Morgan Stanley & Co. LLC	554,411	(554,411)	—
State Street Bank & Trust Company	416,017	(416,017)	—

Total	$1,577,016	$(1,577,016)	—

Developed World Index
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Citigroup Global Markets Inc.	$280,647	$(280,647)	—
Credit Suisse Securities (USA) LLC	153,215	(153,215)	—
JP Morgan Securities LLC	296,817	(296,817)	—
Macquarie Bank Limited	36,763	(36,763)	—
State Street Bank & Trust Company	274,934	(274,934)	—

Total	$1,042,376	$(1,042,376)	—

Mid-Cap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Citigroup Global Markets Inc.	$10,185,034	$(10,185,034)	—
Credit Suisse Securities (USA) LLC	6,194,312	(6,194,312)	—
Jefferies & Co.	3,777,867	(3,777,867)	—
JP Morgan Securities LLC	31,370,400	(31,370,400)	—
Merrill Lynch, Pierce, Fenner & Smith	6,533,211	(6,533,211)	—
Morgan Stanley & Co. LLC	17,213,609	(17,213,609)	—
SG Americas Securities LLC	690,637	(690,637)	—
State Street Bank & Trust Company	3,495,073	(3,495,073)	—

Total	$79,460,143	$(79,460,143)	—

Small/Mid-Cap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Citigroup Global Markets Inc	$905,931	$(905,931)	—
Credit Suisse Securities (USA) LLC	460,097	(460,097)	—
Jefferies LLC	6,798	(6,798)	—
JP Morgan Securities LLC	6,243,449	(6,243,449)	—
Merrill Lynch, Pierce, Fenner & Smith	1,337,658	(1,337,658)	—
Morgan Stanley & Co. LLC	2,705,891	(2,705,891)	—
State Street Bank & Trust Company	363,758	(363,758)	—

Total	$12,023,582	$(12,023,582)	—

Total U.S. Stock Market
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Citigroup Global Markets Inc.	$2,744,754	$(2,744,754)	—
Credit Suisse Securities (USA) LLC	627,412	(627,412)	—
Jefferies LLC	26,956	(26,956)	—
JP Morgan Securities LLC	5,356,224	(5,356,224)	—
Merrill Lynch, Peirce, Fenner & Smith	5,131,662	(5,131,662)	—
Morgan Stanley & Co. LLC	3,435,952	(3,435,952)	—
State Street Bank & Trust Company	207,224	(207,224)	—

Total	$17,530,184	$(17,530,184)	—

116	BLACKROCK FUNDS	JULY 31, 2017

Notes to Financial Statements (continued)

[1]

Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above. Cash collateral has been received in connection with securities lending agreements as follows:

Asia ex Japan Index	Developed World Index	Mid-Cap Index	Small/Mid-Cap Index	Total U.S. Stock Market
$1,709,196	$1,064,948	$81,477,676	$12,428,817	$18,120,663

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BTC. BTC’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets as follows:

Average Daily Net Assets	Investment Advisory Fees
Asia ex Japan Index	0.25%
Developed World Index	0.05%
Mid-Cap Index	0.02%
Small/Mid-Cap Index	0.03%
Total U.S. Stock Market	0.01%

With respect to each Fund, the Manager entered into separate sub-advisory agreements with BlackRock Fund Advisors (“BFA”), an affiliate of the Manager. The Manager pays BFA, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

BLACKROCK FUNDS	JULY 31, 2017	117

Notes to Financial Statements (continued)

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

Investor A
Mid-Cap Index	0.25%
Small/Mid-Cap Index	0.25%
Total U.S. Stock Market	0.25%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the year ended July 31, 2017, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Service and Distribution Fees	Investor A
Mid-Cap Index	$53,756
Small/Mid-Cap Index	$39,032
Total U.S. Stock Market	$94,438

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the year ended July 31, 2017, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Class K	Total
Asia ex Japan Index	—	N/A	$19	$19
Developed World Index	—	N/A	$9,323	$9,323
Mid-Cap Index	$553	$61	$9,678	$10,292
Small/Mid-Cap Index	$37	$120	$134	$291
Total U.S. Stock Market	$45	$97	$685	$827

For the year ended July 31, 2017, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Investor A	Class K	Total
Asia ex Japan Index	$10	N/A	$422	$432
Developed World Index	$24,491	N/A	$185,788	$210,279
Mid-Cap Index	$435,097	$8,021	$478,974	$922,092
Small/Mid-Cap Index	$629	$1,235	$521	$2,385
Total U.S. Stock Market	$2,417	$5,333	$1,185	$8,935

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). These amounts are included in fees waived by the Manager in the Statements of Operations. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation caps, as applicable, will be reduced by the amount of the affiliated money market fund waiver. For the year ended July 31, 2017, the amounts waived were as follows:

Amount Waived
Asia ex Japan Index	$1,059
Developed World Index	$5,783
Mid-Cap Index	$27,442
Small/Mid-Cap Index	$1,213
Total U.S. Stock Market	$7,778

Effective September 1, 2016, the Manager voluntarily agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee. Prior to September 1, 2016, the Manager did not waive such fees. Effective November 28, 2016, the waiver became contractual through November 30, 2017 except for Asia ex Japan Index, which is through November 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the independent trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of

118	BLACKROCK FUNDS	JULY 31, 2017

Notes to Financial Statements (continued)

the outstanding voting securities of the Funds. These amounts are included in fees waived by the Manager in the Statements of Operations. For the year ended July 31, 2017, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

Amount Waived
Asia ex Japan Index	$1,312
Developed World Index	$20
Mid-Cap Index	$1,375
Small/Mid-Cap Index	$81
Total U.S. Stock Market	$123

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

	Institutional	Investor A	Class K
Asia ex Japan Index	0.50%	N/A	0.45%
Developed World Index	0.20%	N/A	0.15%
Mid-Cap Index	0.12%	0.37%	0.07%
Small/Mid-Cap Index	0.12%	0.37%	0.07%
Total U.S. Stock Market	0.08%	0.33%	0.03%

Prior to October 5, 2016, the expense limitations as a percentage of average daily net assets for Mid-Cap Index and Small/Mid-Cap Index were as follows:

	Institutional	Investor A	Class K
Mid-Cap Index	0.13%	0.38%	0.08%
Small/Mid-Cap Index	0.13%	0.38%	0.08%

The Manager has agreed not to reduce or discontinue these contractual expense limitations through November 30, 2017 except Asia ex Japan Index, which is through November 30, 2018, unless approved by the Board, including a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of a Fund.

These amounts waived and/or reimbursed are included in fees waived by the Manager, and shown as other expenses reimbursed by the Manager and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the year ended July 31, 2017, the amounts included in fees waived and/or reimbursed by the Manager were as follows:

	Fees Waived by the Manager	Other Expenses Reimbursed by the Manager
Asia ex Japan Index	$88,814	$88,205
Developed World Index	$40,966	$5,070
Mid-Cap Index	$106,057	$27,805
Small/Mid-Cap Index	$19,073	$251,370
Total U.S. Stock Market	$41,842	$124,247

For the year ended July 31, 2017, the amounts shown as transfer agent fees waived and/or reimbursed-class specific were as follows:

	Institutional	Investor A	Class K	Total
Asia ex Japan Index	—	N/A	$419	$419
Developed World Index	$24,127	N/A	$138,829	$162,956
Mid-Cap Index	$281,388	$122	$316,356	$597,866
Small/Mid-Cap Index	$152	—	$520	$672
Total U.S. Stock Market	$1	—	$1,180	$1,181

With respect to the contractual expense caps, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense cap for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a)	The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.

(b)	The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	Each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and

•	The Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

BLACKROCK FUNDS	JULY 31, 2017	119

Notes to Financial Statements (continued)

In the event the expense cap for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense cap for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense cap for that share class.

For the year ended July 31, 2017, the Manager recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Funds:

	Asia ex Japan Index	Developed World Index	Mid-Cap Index	Small/Mid-Cap Index	Total U.S. Stock Market
Fund Level	—	$95,576	$107,146	—	$16,224
Institutional	$706	$3,060	$64,766	$41	$1
Investor A	N/A	N/A	—	$56	$31
Class K	—	—	$160,733	—	—

On July 31, 2017, the Funds’ fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring July 31,
	2018	2019
Asia ex Japan Index
Fund Level	$162,934	$177,019
Institutional	—	—
Class K	$23	$419
Developed World Index
Fund Level	$191,537	$46,036
Institutional	$7,859	$24,127
Class K	$36,922	$138,829
Mid-Cap Index
Fund Level	—	$133,862
Institutional	$281,776	$281,289
Investor A	—	$122
Class K	—	$316,356
Small/Mid-Cap Index
Fund Level	$205,994	$270,443
Institutional	$21	$152
Investor A	—	—
Class K	$1,052	$520
Total U.S. Stock Market
Fund Level	$192,636	$166,089
Institutional	—	$1
Investor A	—	—
Class K	$1,037	$1,180

The following fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, expired on July 31, 2017:

Asia ex Japan Index
Fund Level	$79,538
Institutional	—
Investor A	N/A
Class K	—

Securities Lending: The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to cap the collateral investment fees to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% on the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

120	BLACKROCK FUNDS	JULY 31, 2017

Notes to Financial Statements (continued)

Pursuant to a securities lending agreement, each of Mid-Cap Index, Small/Mid Cap Index and Total U.S. Stock Market, retains 71.5% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Pursuant to a securities lending agreement, each of Asia ex Japan Index and Developed World Index, retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, each of Mid-Cap Index, Small/Mid Cap Index and Total U.S. Stock Market, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Pursuant to a securities lending agreement, each of Asia ex Japan Index and Developed World Index, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to June 12, 2017, BlackRock Investment Management, LLC (“BIM”) was the Funds’ securities lending agent.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended July 31, 2017, each Fund paid BIM and BTC the following amounts for securities lending agent services:

	BIM	BTC
Asia ex Japan Index	$178	$55
Developed World Index	$1,830	$235
Mid-Cap Index	$53,895	$4,940
Small/Mid-Cap Index	$6,178	$4,208
Total U.S. Stock Market	$9,588	$3,381

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended July 31, 2017, the Funds did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

Other Transactions: During the year ended July 31, 2017, Total U.S. Stock Market received a reimbursement of $12,875 from an affiliate, which is shown as payment by affiliate in the Statements of Operations, related to an operating error.

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended July 31, 2017, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Gain (Loss)
Developed World Index	$25,193,820	$20,204	$(14,113)
Mid-Cap Index	$115,446,796	$27,991,716	$5,110,677
Small/Mid-Cap Index	$1,064,950	$1,063,920	$155,253
Total U.S. Stock Market	$538,109	$1,202,301	$(194,428)

BLACKROCK FUNDS	JULY 31, 2017	121

Notes to Financial Statements (continued)

7. Purchases and Sales:

For the year ended July 31, 2017, purchases and sales of investments, excluding short-term securities, were as follows:

	Asia ex Japan Index	Developed World Index	Mid-Cap Index	Small/Mid-Cap Index	Total U.S. Stock Market
Purchases	$81,908,442	$320,371,806	$937,049,324	$81,400,959	$374,822,718
Sales	$697,548	$25,556,345	$2,848,786,252	$32,037,363	$55,156,091

8. Income Tax Information:

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on Mid-Cap Index’s, Asia ex Japan Index’s and Developed World Index’s U.S. federal tax returns generally remains open for the two years ended July 31, 2017 and the period ended July 31, 2015. The statute of limitations on Small/Mid-Cap Index’s and Total U.S. Stock Market Index’s U.S. federal tax returns generally remains open for the year ended July 31, 2017 and the period ended July 31, 2016. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

US GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable to the classification of settlement proceeds, foreign currency transactions, the sale of stock of passive foreign investment companies, non-deductible expenses, income recognized from pass-through entities, the use of equalization and the characterization of corporate actions were reclassified to the following accounts:

	iShares MSCI Asia ex Japan		iShares MSCI Developed World Index		iShares Russell Mid-Cap Index		iShares Russell Small/ Mid-Cap Index		iShares Total U.S. Stock Market Index
Paid-in capital	$	(22,226)	$	$(49,245)	$	182,631,200	$	(959)	$	(2,581)
Undistributed net investment income	$	17,490	$	$223,614	$	2,758,969	$	11,930	$	5,968
Undistributed net realized gain (accumulated net realized loss)	$	4,736	$	$(174,369)	$	(185,390,169)	$	(10,971)	$	(3,387)

The tax character of distributions was as follows:

		iShares MSCI Asia ex Japan	iShares MSCI Developed World Index	iShares Russell Mid-Cap Index	iShares Russell Small/ Mid-Cap Index	iShares Total U.S. Stock Market Index
Ordinary income	7/31/2017	$1,037,014	$10,025,072	$43,643,215	$931,005	$9,228,461
	7/31/2016	$317,759	$3,758,205	$29,756,225	$206,370	$686,590
Long-term capital gains[1]	7/31/2017	$—	$700,930	$187,115,534	$53,964	$356,797
	7/31/2016	$8,763	$75,219	$1,367,499	$6,660	$88

Total	7/31/2017	$1,037,014	$10,726,002	$230,758,749	$984,969	$9,585,258

	7/31/2017	$326,522	$3,833,424	$31,123,724	$213,030	$686,678

[1]	Distribution amounts may include a portion of the proceeds from redeemed shares.

As of period end, the tax components of accumulated net earnings (losses) were as follows:

	iShares MSCI Asia ex Japan	iShares MSCI Developed World Index	iShares Russell Mid-Cap Index	iShares Russell Small/ Mid-Cap Index	iShares Total U.S. Stock Market Index
Undistributed ordinary income	$633,398	$2,221,535	$34,972,806	$738,523	$2,682,731
Undistributed long-term capital gains	$131,174	$1,316,324	$85,275,044	$381,612	$1,032,156
Net unrealized gains[2]	$12,152,065	$87,765,953	$128,790,328	$8,416,736	$78,358,250

Total	$12,916,637	$91,303,812	$249,038,178	$9,536,871	$82,073,137

[2]

The differences between book-basis and tax-basis net unrealized gains were attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the realization for tax purposes of unrealized gains/losses on certain futures and foreign currency contracts, the character of income from certain securities lending transactions and the characterization of corporate actions.

122	BLACKROCK FUNDS	JULY 31, 2017

Notes to Financial Statements (continued)

As of July 31, 2017, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	iShares MSCI Asia ex Japan	iShares MSCI Developed World Index	iShares Russell Mid-Cap Index	iShares Russell Small/ Mid-Cap Index	iShares Total U.S. Stock Market Index
Tax cost	$100,519,437	$599,759,731	$603,518,623	$93,186,827	$626,871,150

Gross unrealized appreciation	$14,247,802	$96,106,647	$141,907,596	$11,759,540	$92,802,484
Gross unrealized depreciation	(2,101,017)	(8,373,813)	(13,117,268)	(3,342,804)	(14,444,233)

Net unrealized appreciation	$12,146,785	$87,732,834	$128,790,328	$8,416,736	$78,358,251

9. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2017, the Funds did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities may also be affected by one or all of the following: (i) general economy; (ii) overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; and (iv) currency, interest rate and price fluctuations.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a

BLACKROCK FUNDS	JULY 31, 2017	123

Notes to Financial Statements (continued)

shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When the Funds concentrate their investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

Asia ex Japan Index invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund’s investments.

Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Schedules of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended July 31, 2017		Year Ended July 31, 2016
Asia ex Japan Index	Shares	Amount	Shares	Amount
Institutional
Shares sold	155,120	$1,505,654	285,722	$2,440,000
Shares issued in reinvestment of distributions	987	10,824	—	—
Shares redeemed	(23,079)	(235,818)	(285,722)	(2,180,061)

Net increase	133,028	$1,280,660	—	$259,939

			Period November 30, 2015[1] to July 31, 2016
Class K
Shares sold	8,265,108	$82,633,003	297,378	$2,280,061
Shares issued in reinvestment of distributions	74,859	791,859	84	689
Shares redeemed	(302,079)	(3,116,410)	—	—

Net increase	8,037,888	$80,308,452	297,462	$2,280,750

Total Net Increase	8,170,916	$81,589,112	297,462	$2,540,689

Developed World Index			Year Ended July 31, 2016
Institutional
Shares sold	536,027	$5,471,632	21,208,634	$188,624,722
Shares issued in reinvestment of distributions	1,801	19,026	137	1,271
Shares redeemed	(9,383)	(100,211)	(22,427,291)	(196,625,224)

Net increase (decrease)	528,445	$5,390,447	(1,218,520)	$(7,999,231)

			Period November 30, 2015[1] to July 31, 2016
Class K
Shares sold	37,315,497	$386,117,689	38,543,171	$344,238,428
Shares issued in reinvestment of distributions	284,881	3,010,808	32,837	315,857
Shares redeemed	(9,355,834)	(95,362,168)	(5,461,417)	(49,877,427)

Net increase	28,244,544	$293,766,329	33,114,591	$294,676,858

Total Net Increase	28,772,989	$299,156,776	31,896,071	$286,677,627

124	BLACKROCK FUNDS	JULY 31, 2017

Notes to Financial Statements (continued)

Mid-Cap Index	Year Ended July 31, 2017		Year Ended July 31, 2016
Institutional	Shares	Amount	Shares	Amount
Shares sold	16,194,411	$172,346,997	237,113,373	$2,216,966,753
Shares issued in reinvestment of distributions	673,410	7,260,019	1,444,234	13,368,058
Shares redeemed	(3,023,258)	(33,233,383)	(220,141,149)	(1,862,314,020)

Net increase	13,844,563	$146,373,633	18,416,458	$368,020,791

			Period November 30, 2015[1] to July 31, 2016
Investor A
Shares sold	3,923,344	$42,266,127	657,707	$6,354,693
Shares issued in reinvestment of distributions	53,143	578,472	2,552	25,404
Shares redeemed	(523,934)	(5,661,332)	(6,730)	(65,778)

Net increase	3,452,553	$37,183,267	653,529	$6,314,319

			Year Ended July 31, 2016
Class K
Shares sold	78,566,114	$839,661,565	246,629,571	$2,114,282,753
Shares issued in reinvestment of distributions	3,485,501	36,457,149	1,712,978	16,791,258
Shares redeemed	(274,143,363)	(3,025,469,885)	(35,884,959)	(331,629,305)

Net increase (decrease)	(192,091,748)	$(2,149,351,171)	212,457,590	$1,799,444,706

Total Net Increase (Decrease)	(174,794,632)	$(1,965,794,271)	231,527,577	$2,173,779,816

Small/Mid-Cap Index			Period August 13, 2015[1] to July 31, 2016
Institutional
Shares sold	510,312	$5,654,700	7,655	$75,034
Shares issued in reinvestment of distributions	1,364	15,627	—	—
Shares redeemed	(179,103)	(1,981,917)	10	105

Net increase	332,573	$3,688,410	7,665	$75,139

Investor A
Shares sold	1,588,366	$17,166,190	563,013	$5,585,233
Shares issued in reinvestment of distributions	17,569	192,915	970	9,775)
Shares redeemed	(318,010)	(3,575,899)	(4,647)	(45,447)

Net increase	1,287,925	$13,783,206	559,336	$5,549,561

Class K
Shares sold	5,154,110	$56,733,420	2,695,868	$26,115,996
Shares issued in reinvestment of distributions	58,146	645,106	8,660	84,202
Shares redeemed	(2,325,355)	(26,313,517)	(52,699)	(482,819)

Net increase	2,886,901	$31,065,009	2,651,829	$25,717,379

Total Net Increase	4,507,399	$48,536,625	3,218,830	$31,342,079

Total U.S. Stock Market Index
Institutional
Shares sold	2,171,702	$24,249,417	287,334	$2,764,841
Shares issued in reinvestment of distributions	20,437	234,766	1,847	18,263
Shares redeemed	(135,635)	(1,549,698)	(56,648)	(539,744)

Net increase	2,056,504	$22,934,485	232,533	$2,243,360

BLACKROCK FUNDS	JULY 31, 2017	125

Notes to Financial Statements (concluded)

	Year Ended July 31, 2017		Period August 13, 2015[1] to July 31, 2016
Total U.S. Stock Market Index (concluded)	Shares	Amount	Shares	Amount
Investor A
Shares sold	4,862,720	$53,536,323	857,708	$8,734,653
Shares issued in reinvestment of distributions	54,627	615,248	1,219	12,649
Shares redeemed	(628,429)	(7,109,372)	(8,784)	(89,530)

Net increase	4,288,918	$47,042,199	850,143	$8,657,772

Class K
Shares sold	29,435,833	$322,986,810	28,212,416	$282,128,652
Shares issued in reinvestment of distributions	780,521	8,719,013	50,987	526,701
Shares redeemed	(7,603,203)	(84,854,188)	(454,730)	(4,586,864)

Net increase	22,613,151	$246,851,635	27,808,673	$278,068,489

Total Net Increase	28,958,573	$316,828,319	28,891,349	$288,969,621

[1]	Commencement of operations.

As of July 31, 2017, shares the Funds owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

	Institutional	Investor A	Class K
Asia ex Japan Index	1,505,527	N/A	11,739
Developed World Index	12,595	N/A	—
Mid-Cap Index	—	10,414	—

12. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

126	BLACKROCK FUNDS	JULY 31, 2017

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds and Shareholders of iShares MSCI Asia ex Japan Index Fund, iShares MSCI Developed World Index Fund, iShares Russell Mid-Cap Index Fund, iShares Russell Small/Mid-Cap Index Fund and iShares Total U.S. Stock Market Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares MSCI Asia ex Japan Index Fund, iShares MSCI Developed World Index Fund, iShares Russell Mid-Cap Index Fund, iShares Russell Small/Mid-Cap Index Fund and iShares Total U.S. Stock Market Index Fund (the “Funds”), each a series of BlackRock Funds, as of July 31, 2017, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of July 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

September 27, 2017

Important Tax Information (Unaudited)

During the fiscal year ended July 31, 2017, the following information is provided with respect to the ordinary income distributions paid by the Funds:

	Payable Date	iShares MSCI Asia ex Japan	iShares MSCI Developed World Index	iShares Russell Mid-Cap Index	iShares Russell Small/ Mid-Cap Index	iShares Total U.S. Stock Market Index
Qualified Dividend Income for Individuals[1]	10/14/16	46.29%[2]	98.71%	71.79%	47.47%	82.02%
	12/16/16	18.45%[2]	98.18%	68.18%	46.13%	83.33%
	04/13/17	44.43%[2]	92.52%	26.35%	41.83%	78.92%
	07/21/17	44.43%[2]	92.52%	26.35%	41.83%	78.92%
Dividends Qualifying for the Dividend Received Deduction for Corporations[1]	10/14/16- 07/21/17	—	42.54%	39.65%	40.14%	75.93%
Foreign Source Income	10/14/16-	—	—	—	—	—
	07/21/17	82.38%[2]	—	—	—	—
Foreign Taxes Paid Per Share[3]	10/14/16	0.003400	—	—	—	—
	12/16/16	0.001200	—	—	—	—
	04/13/17	0.000548	—	—	—	—
	07/21/17	0.004477	—	—	—	—
Qualified Short-Term Capital Gains for Non-US Residents[4]	12/16/16	—	—	—	19.12%	7.57%
Long Term Cap Gains Paid Per Share	12/16/16	—	0.018184	0.018367	0.009558	0.008586

[1]	The Funds hereby designate the percentage indicated above or the maximum amount allowable by law.

[2]	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

[3]

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

[4]	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

BLACKROCK FUNDS	JULY 31, 2017	127

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met in person on April 20, 2017 (the “April Meeting”) and May 24-25, 2017 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Trust, on behalf of iShares MSCI Asia ex Japan Index Fund (“Asia ex Japan Index Fund”), iShares MSCI Developed World Index Fund (“Developed World Index Fund”), iShares Russell Mid-Cap Index Fund (“Mid-Cap Index Fund”), iShares Russell Small/Mid-Cap Index Fund (“Small/Mid-Cap Index Fund”) and iShares Total U.S. Stock Market Index Fund (“Total U.S. Stock Market Index Fund,” and together with Asia ex Japan Index Fund, Developed World Index Fund, Mid-Cap Index Fund and Small/Mid-Cap Index Fund, the “Funds”), each a series of the Trust, and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Trust’s investment advisor.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Funds and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Funds for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Funds; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Trust’s adherence to its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Funds; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on the fees and expenses of each Fund as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds as determined by Broadridge1, as well as the performance of each Fund as compared with its benchmark; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs, closed-end funds, and separately managed accounts under

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

128	BLACKROCK FUNDS	JULY 31, 2017

Disclosure of Investment Advisory Agreement (continued)

similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Fund to BlackRock; and (g) sales and redemption data regarding each Fund’s shares.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust with respect to each Fund for a one-year term ending June 30, 2018. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of the portfolio holdings of each Fund, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to other funds in its applicable Broadridge category and the performance of the Fund as compared with its benchmark. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be

BLACKROCK FUNDS	JULY 31, 2017	129

Disclosure of Investment Advisory Agreement (continued)

adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for the one-year period reported, the net performance of each of Asia ex Japan Index Fund and Mid-Cap Index Fund was within the tolerance range of the pertinent Fund’s benchmark.

The Board noted that for the one-year period reported, Developed World Index Fund’s net performance was out of the tolerance range of its benchmark. The Board and BlackRock reviewed the Fund’s out of tolerance performance over the one-year period ended December 31, 2016. The Board was informed that, among other things, the Fund outperformed its benchmark and exceeded its upper tolerance, which was primarily driven by positive performance stemming from U.S. tax advantages. The Fund is a U.S. fund that does not get taxed on U.S. dividends, while the Fund’s benchmark taxes dividends from all countries.

The Board noted that for the one-year period reported, the net performance of each of Small/Mid-Cap Index Fund and Total U.S. Stock Market Index Fund was out of the tolerance range of the pertinent Fund’s benchmark. The Board and BlackRock reviewed the out of tolerance performance of these Funds over the one-year period ended December 31, 2016. The Board was informed that, among other things, each Fund outperformed its benchmark and exceeded its upper tolerance, which was primarily driven by positive performance stemming from the impact of post-notified flows. Post-notified activity is a source of performance variation, relative to the benchmark, because the flow information is received after the close of the effective date of the activity introducing either a drag or boost to performance.

BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for each Fund.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with the other funds in its Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of other funds in its Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2016 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Funds by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Funds and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Funds, to each respective Fund. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the contractual management fee rate of each of Small/Mid-Cap Index Fund and Total U.S. Stock Market Index Fund ranked in the first quartile, and that the actual management fee rate and total expense ratio of each of these Funds each ranked in the first quartile, relative to the relevant Fund’s Expense Peers.

130	BLACKROCK FUNDS	JULY 31, 2017

Disclosure of Investment Advisory Agreement (concluded)

The Board noted that the contractual management fee rate of each of Mid-Cap Index Fund and Developed World Index Fund ranked in the first quartile, and that the actual management fee rate and total expense ratio of each of these Funds ranked in the first and second quartiles, respectively, relative to the relevant Fund’s Expense Peers.

The Board noted that Asia ex Japan Index Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers.

The Board also noted that BlackRock has contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. With respect to each of Mid-Cap Index Fund and Small/Mid-Cap Index Fund, the Board further noted that BlackRock proposed, and the Board agreed to, a lower contractual expense cap with respect to the Fund on a class-by-class basis. These expense cap reductions were implemented on October 5, 2016.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust with respect to each Fund for a one-year term ending June 30, 2018. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and, as applicable, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Funds reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK FUNDS	JULY 31, 2017	131

Disclosure of Investment Sub-Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met in person on November 16-18, 2016 (the “November 2016 Meeting”) to consider the initial approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between BlackRock Advisors, LLC (the “Manager”), the Trust’s investment advisor, and BlackRock Fund Advisors (the “Sub-Advisor”) with respect to iShares MSCI Asia ex Japan Index Fund (“Asia ex Japan Index Fund”), iShares MSCI Developed World Index Fund (“Developed World Index Fund”), iShares Russell Mid-Cap Index Fund (“Mid-Cap Index Fund”), iShares Russell Small/Mid-Cap Index Fund (“Small/Mid-Cap Index Fund”) and iShares Total U.S. Stock Market Index Fund (“Total U.S. Stock Market Index Fund”), each a series of the Trust. Asia ex Japan Index Fund, Developed World Index Fund, Mid-Cap Index Fund, Small/Mid-Cap Index Fund and Total U.S. Stock Market Index Fund are referred to herein individually as a “Fund” or collectively as the “Funds.” The Sub-Advisory Agreement was substantially the same as sub-advisory agreements that had previously been approved by the Board with respect to certain other portfolios of the Trust.

On the date of the November 2016 Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). Pursuant to the 1940 Act, the Board is required to consider the initial approval of the Sub-Advisory Agreement.

The Board previously met in person on May 18-20, 2016 (the “May 2016 Meeting”) to consider the approval of the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of Asia ex Japan Index Fund, Developed World Index Fund and Mid-Cap Index Fund, and the Manager. At the May 2016 Meeting, the Board, including the Independent Board Members, approved the continuation of the Advisory Agreement with respect to each of these Funds for a one-year term ending June 30, 2017. A discussion of the basis for the Board’s approval of the Advisory Agreement on behalf of each of these Funds at the May 2016 Meeting is included in the annual shareholder report of each of these Funds for the period ended July 31, 2016.

The Board also previously met in person on May 18-20, 2015 (the “May 2015 Meeting”) to consider the initial approval of the Advisory Agreement between the Trust, on behalf of Small/Mid-Cap Index Fund and Total U.S. Stock Market Index Fund, and the Manager. At the May 2015 Meeting, the Board, including the Independent Board Members, approved the Advisory Agreement with respect to each of these Funds for a two-year term beginning on the effective date of the Advisory Agreement with respect to each of these Funds. A discussion of the basis for the Board’s approval of the Advisory Agreement on behalf of each of these Funds at the May 2015 Meeting is included in the semi-annual shareholder report of each of these Funds for the period ended January 31, 2016.

At the November 2016 Meeting, the Board reviewed materials relating to its consideration of the Sub-Advisory Agreement. The factors considered by the Board at the November 2016 Meeting in connection with approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the May 2015 Meeting and the May 2016 Meeting with respect to approval of the Advisory Agreement.

Following discussion, all the Board Members present at the November 2016 Meeting, including all the Independent Board Members present at the November 2016 Meeting, approved the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to each Fund for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including a majority of the Independent Board Members, was satisfied that the terms of the Sub-Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

132	BLACKROCK FUNDS	JULY 31, 2017

Officers and Trustees

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served³	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[2]
Rodney D. Johnson 1941	Chair of the Board and Trustee	Since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 144 Portfolios	None
Susan J. Carter 1956	Trustee	Since 2016	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016; Trustee, Financial Accounting Foundation since 2017.	26 RICs consisting of 144 Portfolios	None
Collette Chilton 1958	Trustee	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 144 Portfolios	None
Neil A. Cotty 1954	Trustee	Since 2016	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 144 Portfolios	None
Cynthia A. Montgomery 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 144 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee	Since 2007	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 144 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 144 Portfolios	None
Mark Stalnecker 1951	Trustee	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 144 Portfolios	None
Kenneth L. Urish 1951	Trustee	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 144 Portfolios	None
Claire A. Walton 1957	Trustee	Since 2016	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 144 Portfolios	None

BLACKROCK FUNDS	JULY 31, 2017	133

Officers and Trustees (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served³	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[2] (concluded)
Frederick W. Winter 1945	Trustee	Since 2007	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 144 Portfolios	None
Interested Trustees[4]
Barbara G. Novick 1960	Trustee	Since 2015	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	101 RICs consisting of 219 Portfolios	None
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	128 RICs consisting of 317 Portfolios	None
[1] The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[2]    Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

[3]    Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the Board in 2007, those Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

[4]    Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock and its affiliates. Ms. Novick and Mr. Perlowski are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Ms. Novick is a board member of the BlackRock Closed-End Complex and Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex.

134	BLACKROCK FUNDS	JULY 31, 2017

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers Who Are Not Trustees[2]
Thomas Callahan 1968	Vice President	Since 2016	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Adviser BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02111	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Sub-Adviser BlackRock Fund Advisors San Francisco, CA 94105	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

BLACKROCK FUNDS	JULY 31, 2017	135

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

136	BLACKROCK FUNDS	JULY 31, 2017

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS	JULY 31, 2017	137

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Index5-7/17-AR

JULY 31, 2017

ANNUAL REPORT

BlackRock FundsSM

➢	iShares Edge MSCI Min Vol EAFE Index Fund
➢	iShares Edge MSCI Min Vol USA Index Fund
➢	iShares Edge MSCI Multifactor Intl Index Fund
➢	iShares Edge MSCI Multifactor USA Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended July 31, 2017, risk assets, such as stocks and high-yield bonds, continued to deliver strong performance. These markets showed great resilience during a period with big surprises, including the aftermath of the U.K.’s vote to leave the European Union and the outcome of the U.S. presidential election, which brought only brief spikes in equity market volatility. These expressions of isolationism and discontent were countered by the closely watched and less surprising elections in France, the Netherlands and Australia.

Interest rates rose, which worked against high-quality assets with more interest rate sensitivity. Aside from the shortest-term Treasury bills, most U.S. Treasuries posted negative returns, as rising energy prices, modest wage increases and steady job growth led to expectations of higher inflation and anticipation of interest rate increases by the U.S. Federal Reserve (the “Fed”).

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and economic uncertainty. Reflationary expectations accelerated after the U.S. election in November 2016 and continued into the beginning of 2017, stoked by expectations that the new administration’s policies would provide an extra boost to U.S. growth.

The Fed has responded to these positive developments by increasing interest rates three times in the last six months, setting expectations for additional interest rate increases and moving toward normalizing monetary policy. Divergent global monetary policy continued in earnest, as the European Central Bank and the Bank of Japan reiterated their commitments to economic stimulus despite nascent signs of sustained economic growth in both countries.

In recent months, growing skepticism about the near-term likelihood of significant U.S. tax reform and infrastructure spending has tempered enthusiasm around the reflation trade. Similarly, renewed concern about oversupply has weighed on energy prices. Nonetheless, financial markets — and to an extent the Fed — have adopted a “wait-and-see” approach to the economic data and potential fiscal stimulus. Although uncertainty has persisted, benign credit conditions, modest inflation and the positive outlook for economic growth have kept markets relatively tranquil.

Although economic momentum is gaining traction, the capacity for rapid global growth is restrained by structural factors, including an aging population, low productivity growth and excess savings, as well as cyclical factors, such as the Fed moving toward the normalization of monetary policy and the length of the current expansion. Tempered economic growth and high valuations across most assets have set the stage for muted returns going forward. At current valuation levels, potential equity gains will likely be closely tied to the pace of earnings growth, which has remained solid thus far in 2017.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of July 31, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	9.51%	16.04%
U.S. small cap equities (Russell 2000® Index)	5.35	18.45
International equities (MSCI Europe, Australasia, Far East Index)	13.79	17.77
Emerging market equities (MSCI Emerging Markets Index)	18.98	24.84
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.35	0.54
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	2.33	(5.73)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.51	(0.51)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.40	0.36
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	4.57	10.94
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

BLACKROCK FUNDS	JULY 31, 2017	3

Fund Summary as of July 31, 2017	iShares Edge MSCI Min Vol EAFE Index Fund

Investment Objective

iShares Edge MSCI Min Vol EAFE Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of developed markets equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the United States and Canada.

On February 24, 2017, the Fund’s Board approved a proposal to change the name of BlackRock Min Vol EAFE Index Fund to iShares Edge MSCI Min Vol EAFE Index Fund, which was effective on June 19, 2017.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12-month period ended July 31, 2017, the Fund’s Institutional Shares returned 7.90% and Class K Shares returned 7.84%. The benchmark MSCI EAFE Minimum Volatility (USD) Index returned 8.14% for the same period.

•	Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

•

Markets had a strong start to the period as expectations of a near-term Fed rate hike diminished, Japan announced another round of fiscal stimulus, and the earnings season had a strong start. Despite multiple terrorist attacks in France and Germany and a failed coup in Turkey, markets continued to rally in August on the back of a strong earnings season and monetary stimulus from the Bank of England.

•

Positive performance sustained in September as the Fed kept rates unchanged, the Bank of Japan announced additional monetary stimulus, and OPEC decided to limit output. This was all despite inaction from the European Central Bank (“ECB”), the crisis in Syria, and concerns around Wells Fargo and Deutsche Bank. However, weak macro data out of China, a terrorist attack in Thailand, flooding in Louisiana, and a more hawkish tone from Fed officials hindered some performance for the quarter.

•

Global equity market performance was mixed in October as Asia and Europe outperformed the United States (in local currency terms) on improving economic data and supportive commentary from the Bank of England and ECB. Asian stocks continued to perform well in November as global investors absorbed the unexpected results of the U.S. election and the Bank of Japan’s first intervention after introducing target yield curve control in September. Europe lagged in anticipation of the Italian referendum, while energy stocks rallied as OPEC and Russia agreed on a production cut at the end of the month.

•

Global equities rallied as strong global economic data and continued optimism around President Trump’s reflationary policies outweighed the effects of the ECB’s decision to reduce the pace of its asset purchases and diplomatic tensions between the United States and other major powers.

•	Developed markets rallied later in 2016 as global investors embraced the results of the U.S. election and strong macro data, although a stronger U.S. dollar subdued gains for U.S. investors.

•

Japanese equities posted solid gains early in 2017 with success that was attributed to Japanese companies having a higher exposure to global growth, which has been trending upward over the past few quarters.

•

In the case of Europe, economic data has been improving, particularly in large export-driven economies like Germany. Political anxiety over elections in the Netherlands and France in the first half of the year, as well as fears over the ECB tapering its asset purchase program too soon, have weighed on investor sentiment to some extent.

•

In the United Kingdom, Prime Minister Theresa May triggered Article 50 at the end of March, marking the start of the two-year period in which the U.K. must leave the European Union. While the initial impact of Brexit appeared to be inconsequential, recent economic data has shown the first signs of stress.

•	The Japanese yen was relatively volatile throughout the second quarter of 2017, as the Bank of Japan made no changes to their policy, but revised upward their assessment of economic prospects.

•

Investor interest accelerated in European equities, leading to solid, broad-based returns across the region. The defeat of anti-European Union populists in France and the Netherlands diminished political risk for the region overall. French President Emmanuel Macron’s victory was positively felt across the continent and unsurprisingly had the largest impact within France.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the MSCI EAFE Minimum Volatility (USD Optimized) Index — USD Net, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS	JULY 31, 2017

iShares Edge MSCI Min Vol EAFE Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.

[2]	The Fund generally invests at least 80% of its assets, plus the amount of any borrowing for investment purposes, in securities of the MSCI EAFE Minimum Volatility (USD) Index.

[3]

An index that aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap equity universe across developed markets around the world excluding the United States and Canada. The index is calculated by optimizing the MSCI EAFE Index, its parent index, in USD for the lowest absolute risk (within a given set of constraints).

[4]	Commencement of operations.

Performance Summary for the Period Ended July 31, 2017

		Average Annual Total Returns[5]
	6-Month Total Returns	1 Year	Since Inception[6]
Institutional	13.48%	7.90%	8.74%
Class K	13.39	7.84	8.69
MSCI EAFE Minimum Volatility (USD) Index	13.39	8.14	9.41

[5]	See “About Fund Performance” on page 14 for a detailed description of share classes, including any related fees.

[6]	The Fund commenced operations on July 13, 2016.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During the Period[1]	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$1,134.80	$1.11	$1,000.00	$1,023.75	$1.05	0.21%
Class K	$1,000.00	$1,133.90	$0.95	$1,000.00	$1,023.90	$0.90	0.18%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 14 for further information on how expenses were calculated.

BLACKROCK FUNDS	JULY 31, 2017	5

iShares Edge MSCI Min Vol EAFE Index Fund

Portfolio Information as of July 31, 2017

Ten Largest Holdings	Percent of Net Assets
Novartis AG, Registered Shares	2%
Danske Bank A/S	1
Nestle SA, Registered Shares	1
Nippon Telegraph & Telephone Corp.	1
Hang Seng Bank Ltd.	1
CLP Holdings Ltd.	1
Roche Holding AG	1
Swiss Re AG	1
Reckitt Benckiser Group PLC	1
Compass Group PLC	1

Geographic Allocation	Percent of Net Assets
Japan	28%
United Kingdom	15
Switzerland	13
Hong Kong	8
Denmark	6
France	6
Germany	5
Australia	4
Singapore	4
Finland	2
Belgium	2
Israel	2
Sweden	2
Ireland	1
Short-Term Securities	1
New Zealand	1
Other	—	[1]

[1]	Other includes a less than 1% investment in each of the following countries: Italy, Luxembourg, Netherlands, Norway and Spain.

6	BLACKROCK FUNDS	JULY 31, 2017

Fund Summary as of July 31, 2017	iShares Edge MSCI Min Vol USA Index Fund

Investment Objective

iShares Edge MSCI Min Vol USA Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of U.S. equities that, in the aggregate, have lower volatility characteristics relative to the broader U.S. equity market.

On February 24, 2017, the Fund’s Board approved a proposal to change the name of BlackRock Min Vol USA Index Fund to iShares Edge MSCI Min Vol USA Index Fund, which was effective on June 19, 2017.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12-month period ended July 31, 2017, the Fund’s Institutional Shares returned 8.65% and Class K Shares returned 8.70%. The benchmark MSCI USA Minimum Volatility (USD) Index returned 8.88% for the same period.

•	Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

•

Most of the major U.S. equity indexes saw gains at the beginning of the period, largely driven by a dovish Fed that kept rates unchanged and stronger-than-expected earnings releases versus analyst expectations.

•

Investors’ focus on the September Fed meeting dominated market performance. While the Fed kept rates unchanged, several Fed officials expressed support of a rate hike later in the year, which occurred in December as expected.

•

The U.S. presidential election and the Fed were front and center in 2016, especially in the fourth quarter. The fourth quarter started with a slight increase in volatility as investors prepared for a probable Fed rate increase, and weighed probable outcomes of the presidential election. While many people were shocked by the Trump win, markets did not experience the same type of volatility seen after the Brexit vote, with major U.S. indexes posting solid gains in November.

•

The performance of U.S. equities post-election suggested that market participants were optimistic about President Trump’s pro-growth policies including lower taxes, deregulation and infrastructure spending.

•	The reflation trade in the United States continued to gain steam in the first quarter of 2017. Macro data highlighted continued economic growth and a strengthening labor market, which supported the Fed’s decision to increase the federal funds rate by 25 basis points (0.25%) in March and again in June, marking three consecutive quarterly rate hikes. The Fed’s summary of economic projections indicated that they will maintain a gradual pace of tightening should current economic trends continue.

•

Expectations of the new administration’s policies also boosted market sentiment, sending several U.S. equity indices to record highs. The inauguration of President Trump in late January stoked risk-on appetite, as pledges of tax relief and increased fiscal spending were supportive of cyclical stocks. However, the final weeks of the second quarter of 2017 saw some profit taking as investor optimism waned after the failed attempt to repeal the Affordable Care Act called into question whether the new administration will be able to push through further reforms in 2017. Despite these setbacks, U.S. equities finished the quarter strong and the 10-year Treasury yield added 31 basis points (0.31%) in the quarter.

•

Political risk was a headwind to U.S. equities. President Trump’s firing of FBI Director James Comey on May 9, 2017 and the subsequent developments regarding the investigation of pre-election correspondence between Trump administration members and Russian officials was an enduring source of negative market sentiment.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the MSCI USA Minimum Volatility (USD Optimized) Index — USD Gross, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

BLACKROCK FUNDS	JULY 31, 2017	7

iShares Edge MSCI Min Vol USA Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.

[2]	The Fund generally invests at least 80% of its assets, plus the amount of any borrowing for investment purposes, in securities of the MSCI USA Minimum Volatility (USD) Index.

[3]

An index that aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-capitalization U.S. equity universe. The index is calculated by optimizing the MSCI USA Index, its parent index, in USD for the lowest absolute risk (within a given set of constraints).

[4]	Commencement of operations.

Performance Summary for the Period Ended July 31, 2017

		Average Annual Total Returns[5]
	6-Month Total Returns	1 Year	Since Inception[6]
Institutional	10.04%	8.65%	8.23%
Class K	10.05	8.70	8.27
MSCI USA Minimum Volatility (USD) Index	10.15	8.88	8.43

[5]	See “About Fund Performance” on page 14 for a detailed description of share classes, including any related fees.

[6]	The Fund commenced operations on July 13, 2016.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During the Period[1]	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$1,100.40	$0.83	$1,000.00	$1,024.00	$0.80	0.16%
Class K	$1,000.00	$1,100.50	$0.68	$1,000.00	$1,024.15	$0.65	0.13%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 14 for further information on how expenses were calculated.

8	BLACKROCK FUNDS	JULY 31, 2017

iShares Edge MSCI Min Vol USA Index Fund

Portfolio Information

Ten Largest Holdings	Percent of Net Assets
Becton Dickinson & Co.	2%
McDonald’s Corp.	2
Johnson & Johnson	2
Automatic Data Processing, Inc.	2
PepsiCo, Inc.	1
AT&T, Inc.	1
Stryker Corp.	1
Visa, Inc.	1
UnitedHealth Group, Inc.	1
Intuitive Surgical, Inc.	1

Sector Allocation	Percent of Net Assets
Health Care	19%
Information Technology	19
Consumer Staples	13
Financials	11
Utilities	8
Consumer Discretionary	8
Industrials	8
Real Estate	6
Telecommunication Services	3
Materials	3
Energy	2
Short-Term Securities	1
Liabilities in Excess of Other Assets	(1)

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK FUNDS	JULY 31, 2017	9

Fund Summary as of July 31, 2017	iShares Edge MSCI Multifactor Intl Index Fund

Investment Objective

iShares Edge MSCI Multifactor Intl Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of global developed market large- and mid-capitalization stocks, excluding the United States, that have favorable exposure to target style factors subject to constraints.

On February 24, 2017, the Fund’s Board approved a proposal to change the name of BlackRock Multifactor International Index Fund to iShares Edge MSCI Multifactor Intl Index Fund, which was effective on June 19, 2017.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12-month period ended July 31, 2017, the Fund’s Institutional Shares returned 19.32% and Class K Shares returned 19.37%. The benchmark MSCI World ex USA Diversified Multiple-Factor Index returned 19.03% for the same period.

•	Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

•

Markets had a strong start to the period as expectations of a near-term Fed rate hike diminished, Japan announced another round of fiscal stimulus, and the earnings season had a strong start. Despite multiple terrorist attacks in France and Germany and a failed coup in Turkey, markets continued to rally in August on the back of a strong earnings season and monetary stimulus from the Bank of England.

•

Positive performance sustained in September as the Fed kept rates unchanged, the Bank of Japan announced additional monetary stimulus, and OPEC decided to limit output. This was all despite inaction from the European Central Bank (“ECB”), the crisis in Syria, and concerns around Wells Fargo and Deutsche Bank. However, weak macro data out of China, a terrorist attack in Thailand, flooding in Louisiana, and a more hawkish tone from Fed officials hindered some performance for the quarter.

•

Global equity market performance was mixed in October as Asia and Europe outperformed the United States (in local currency terms) on improving economic data and supportive commentary from the Bank of England and ECB. Asian stocks continued to perform well in November as global investors absorbed the unexpected results of the U.S. election and the Bank of Japan’s first intervention after introducing target yield curve control in September. Europe lagged in anticipation of the Italian referendum, while energy stocks rallied as OPEC and Russia agreed on a production cut at the end of the month.

•

Global equities rallied as strong global economic data and continued optimism around President Trump’s reflationary policies outweighed the effects of the ECB’s decision to reduce the pace of its asset purchases and diplomatic tensions between the United States and other major powers.

•	Developed markets rallied later in 2016 as global investors embraced the results of the U.S. election and strong macro data, although a stronger U.S. dollar subdued gains for U.S. investors.

•

Japanese equities posted solid gains early in 2017 with success that was attributed to Japanese companies having a higher exposure to global growth, which has been trending upward over the past few quarters.

•

In the case of Europe, economic data has been improving, particularly in large export-driven economies like Germany. Political anxiety over elections in the Netherlands and France in the first half of the year, as well as fears over the ECB tapering its asset purchase program too soon, have weighed on investor sentiment to some extent.

•

In the United Kingdom, Prime Minster Theresa May triggered Article 50 at the end of March, marking the start of the two-year period in which the U.K. must leave the European Union. While the initial impact of Brexit appeared to be inconsequential, recent economic data has shown the first signs of stress.

•	The Japanese yen was relatively volatile throughout the second quarter of 2017, as the Bank of Japan made no changes to their policy, but revised upward their assessment of economic prospects.

•

Investor interest accelerated in European equities, leading to solid, broad-based returns across the region. The defeat of anti-European Union populists in France and the Netherlands diminished political risk for the region overall. French President Emmanuel Macron’s victory was positively felt across the continent and unsurprisingly had the largest impact within France.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the MSCI World ex USA Diversified Multiple-Factor Net Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	BLACKROCK FUNDS	JULY 31, 2017

iShares Edge MSCI Multifactor Intl Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.

[2]	The Fund generally invests at least 80% of its assets, plus the amount of any borrowing for investment purposes, in securities of the MSCI World ex USA Diversified Multiple-Factor Index.

[3]

An index that is based on the MSCI World ex USA Index, its parent index, which includes large- and mid-capitalization stocks across 22 of 23 developed markets, excluding the United States. The index aims to maximize exposure to four factors — value, momentum, quality and low size — while maintaining a risk profile similar to that of the underlying parent index.

[4]	Commencement of operations.

Performance Summary for the Period Ended July 31, 2017

		Average Annual Total Returns[5]
	6-Month Total Returns	1 Year	Since Inception[6]
Institutional	14.99%	19.32%	21.15%
Class K	15.01	19.37	21.19
MSCI World ex USA Diversified Multiple-Factor Index	14.83	19.03	21.59

[5]	See “About Fund Performance” on page 14 for a detailed description of share classes, including any related fees.

[6]	The Fund commenced operations on July 13, 2016.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During the Period[1]	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$1,149.90	$1.87	$1,000.00	$1,023.06	$1.76	0.35%
Class K	$1,000.00	$1,150.10	$1.71	$1,000.00	$1,023.21	$1.61	0.32%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 14 for further information on how expenses were calculated.

BLACKROCK FUNDS	JULY 31, 2017	11

iShares Edge MSCI Multifactor Intl Index Fund

Portfolio Information as of July 31, 2017

Ten Largest Holdings	Percent of Net Assets
AXA SA	3%
Swiss Re AG	2
Koninklijke Ahold Delhaize NV	2
BAE Systems PLC	2
Nippon Telegraph & Telephone Corp.	2
Infineon Technologies AG	2
ITOCHU Corp.	2
Cie Generale des Etablissements Michelin	2
Anglo American PLC	1
Subaru Corp.	1

Geographic Allocation	Percent of Net Assets
Japan	27%
United Kingdom	17
Switzerland	11
France	11
Canada	5
Australia	5
Germany	5
Hong Kong	5
Netherlands	4
Spain	3
Finland	2
Israel	1
Denmark	1
Singapore	1
Sweden	1
Belgium	1
Other	—	[1]
Short-Term Securities	—	[2]

[1]	Other includes a less than 1% investment in each of the following countries: Luxembourg and Italy.

[2]	Represents less than 1%.

12	BLACKROCK FUNDS	JULY 31, 2017

Fund Summary as of July 31, 2017	iShares Edge MSCI Multifactor USA Index Fund

Investment Objective

iShares Edge MSCI Multifactor USA Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of U.S. large- and mid-capitalization stocks that have favorable exposure to target style factors subject to constraints.

On February 24, 2017, the Fund’s Board approved a proposal to change the name of BlackRock Multifactor USA Index Fund to iShares Edge MSCI Multifactor USA Index Fund, which was effective on June 19, 2017.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12-month period ended July 31, 2017, the Fund’s Institutional Shares returned 18.35% and Class K Shares returned 18.40%. The benchmark MSCI USA Diversified Multiple-Factor Index returned 18.95% for the same period.

•	Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

•

Most of the major U.S. equity indexes saw gains at the beginning of the period, largely driven by a dovish Fed that kept rates unchanged and stronger-than-expected earnings releases versus analyst expectations.

•

Investors’ focus on the September Fed meeting dominated market performance. While the Fed kept rates unchanged, several Fed officials expressed support of a rate hike later in the year, which occurred in December as expected.

•

The U.S. presidential election and the Fed were front and center in 2016, especially in the fourth quarter. The fourth quarter started with a slight increase in volatility as investors prepared for a probable Fed rate increase, and weighed probable outcomes of the presidential election. While many people were shocked by the Trump win, markets did not experience the same type of volatility seen after the Brexit vote, with major U.S. indexes posting solid gains in November.

•

The performance of U.S. equities post-election suggested that market participants were optimistic about President Trump’s pro-growth policies including lower taxes, deregulation and infrastructure spending.

•	The reflation trade in the United States continued to gain steam in the first quarter of 2017. Macro data highlighted continued economic growth and a strengthening labor market, which supported the Fed’s decision to increase the federal funds rate by 25 basis points (0.25%) in March and again in June, marking three consecutive quarterly rate hikes. The Fed’s summary of economic projections indicated that they will maintain a gradual pace of tightening should current economic trends continue.

•

Expectations of the new administration’s policies also boosted market sentiment, sending several U.S. equity indices to record highs. The inauguration of President Trump in late January stoked risk-on appetite, as pledges of tax relief and increased fiscal spending were supportive of cyclical stocks. However, the final weeks of the second quarter of 2017 saw some profit taking as investor optimism waned after the failed attempt to repeal the Affordable Care Act called into question whether the new administration will be able to push through further reforms in 2017. Despite these setbacks, U.S. equities finished the quarter strong and the 10-year Treasury yield added 31 basis points (0.31%) in the quarter.

•

Political risk was a headwind to U.S. equities. President Trump’s firing of FBI Director James Comey on May 9, 2017 and the subsequent developments regarding the investigation of pre-election correspondence between Trump administration members and Russian officials was an enduring source of negative market sentiment.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the MSCI USA Diversified Multiple-Factor Gross Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

BLACKROCK FUNDS	JULY 31, 2017	13

iShares Edge MSCI Multifactor USA Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.

[2]	The Fund generally invests at least 80% of its assets, plus the amount of any borrowing for investment purposes, in securities of the MSCI USA Diversified Multiple-Factor Index.

[3]

An index that is based on a traditional market cap weighted parent index, the MSCI USA Index, which includes U.S. large- and mid-capitalization stocks. The index aims to maximize exposure to four factors — value, momentum, quality and low size — while maintaining a risk profile similar to that of the underlying parent index.

[4]	Commencement of operations.

Performance Summary for the Period Ended July 31, 2017

		Average Annual Total Returns[5]
	6-Month Total Returns	1 Year	Since Inception[6]
Institutional	8.11%	18.35%	18.76%
Class K	8.13	18.40	18.81
MSCI USA Diversified Multiple-Factor Index	8.29	18.95	19.34

[5]	See “About Fund Performance” on page 14 for a detailed description of share classes, including any related fees.

[6]	The Fund commenced operations on July 13, 2016.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During the Period[1]	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$1,081.10	$1.34	$1,000.00	$1,023.51	$1.30	0.26%
Class K	$1,000.00	$1,081.30	$1.14	$1,000.00	$1,023.70	$1.10	0.22%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 14 for further information on how expenses were calculated.

14	BLACKROCK FUNDS	JULY 31, 2017

iShares Edge MSCI Multifactor USA Index Fund

Portfolio Information

Ten Largest Holdings	Percent of Net Assets
AT&T, Inc.	3%
Accenture PLC	2
Anthem, Inc.	2
General Motors Co.	2
Applied Materials, Inc.	2
Cigna Corp.	2
Northrop Grumman Corp.	2
Capital One Financial Corp.	2
MetLife, Inc.	2
Phillips 66	2

Sector Allocation	Percent of Net Assets
Information Technology	18%
Financials	16
Health Care	13
Industrials	10
Consumer Discretionary	9
Utilities	8
Real Estate	7
Consumer Staples	5
Energy	5
Materials	5
Telecommunication Services	4
Short-Term Securities	—	[1]

[1]	Represents less than 1%.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK FUNDS	JULY 31, 2017	15

About Fund Performance

•	Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than performance data quoted. Refer to www.blackrock.com to obtain the performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Funds’ investment adviser, has contractually agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense examples shown on previous pages, which are based on a hypothetical investment of $1,000 invested on February 1, 2017 and held through July 31, 2017, are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

16	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments July 31, 2017	iShares Edge MSCI Min Vol EAFE Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 4.3%
AGL Energy Ltd.	35,235	$679,462
Aurizon Holdings Ltd.	29,653	119,020
Cochlear Ltd.	1,186	135,481
Commonwealth Bank of Australia	11,516	771,513
CSL Ltd.	2,221	223,771
Newcrest Mining Ltd.	10,753	174,721
Scentre Group	65,438	216,385
Sonic Healthcare Ltd.	28,785	513,724
Stockland	31,053	104,408
Sydney Airport	17,428	93,941
Tatts Group Ltd.	51,499	164,806
Telstra Corp. Ltd.	118,504	388,760
Transurban Group (a)	48,515	443,064
Vicinity Centres	95,716	210,655
Wesfarmers Ltd.	26,503	863,616
Westfield Corp.	23,714	145,801
Westpac Banking Corp.	5,022	128,011

		5,377,139
Belgium — 2.2%
Ageas	3,493	157,250
Colruyt SA	10,450	585,600
Groupe Bruxelles Lambert SA	3,548	363,891
KBC Group NV	3,179	262,821
Proximus	24,997	879,014
UCB SA	6,549	476,911

		2,725,487
Denmark — 5.6%
Chr Hansen Holding A/S	8,487	683,470
Coloplast A/S, Class B	6,722	577,478
Danske Bank A/S	45,736	1,852,202
DONG Energy A/S (b)	26,023	1,255,413
DSV A/S	11,929	770,204
H Lundbeck A/S	10,265	615,508
ISS A/S	8,207	336,444
TDC A/S	22,890	141,244
Tryg A/S	14,970	337,308
William Demant Holding A/S (c)	15,041	399,624

		6,968,895
Finland — 2.4%
Elisa OYJ	22,059	908,100
Neste OYJ	4,980	215,903
Orion OYJ, Class B	7,578	382,998
Sampo OYJ, Class A	26,431	1,445,553

		2,952,554
France — 5.6%
Aeroports de Paris	4,793	811,142
Air Liquide SA	2,456	301,139
AtoS SE	1,230	187,004
Danone SA	6,415	478,688
Dassault Systemes SA	6,035	592,019
Essilor International SA	1,497	189,530
Hermes International	1,379	698,484
Iliad SA	838	207,886
L’Oreal SA	3,454	715,601
Orange SA	3,955	66,550
Pernod Ricard SA	778	107,943
Sanofi	6,225	593,174

Common Stocks	Shares	Value
France (continued)
SCOR SE	5,939	$250,482
SEB SA	1,224	217,755
SES SA	3,787	89,086
Sodexo SA	4,176	493,309
Thales SA	5,996	663,805
TOTAL SA	4,883	248,319

		6,911,916
Germany — 4.6%
adidas AG	332	75,827
Beiersdorf AG (d)	5,542	608,173
Deutsche Telekom AG, Registered Shares	5,166	94,376
Fresenius Medical Care AG & Co. KGaA	6,124	577,496
Fresenius SE & Co. KGaA	3,084	260,304
Henkel AG & Co. KGaA	5,007	629,926
Innogy SE (b)	17,776	746,590
MAN SE	6,091	674,516
Merck KGaA	2,740	300,665
Muenchener Rueckversicherungs AG, Registered Shares	3,259	700,031
SAP SE	4,020	425,658
Symrise AG	874	61,194
TUI AG	34,565	543,281

		5,698,037
Hong Kong — 8.5%
CK Infrastructure Holdings Ltd.	114,000	1,062,558
CLP Holdings Ltd.	157,500	1,678,185
Hang Seng Bank Ltd.	77,300	1,680,547
HK Electric Investments & HK Electric Investments Ltd. (b)	495,000	469,447
HKT Trust & HKT Ltd. (a)	671,000	879,684
Hong Kong & China Gas Co. Ltd. (d)	450,400	851,281
Jardine Matheson Holdings Ltd.	3,000	191,367
Link REIT	48,500	393,754
MTR Corp. Ltd.	257,000	1,484,067
PCCW Ltd.	293,000	164,777
Power Assets Holdings Ltd.	117,500	1,163,810
Yue Yuen Industrial Holdings Ltd.	112,500	464,475

		10,483,952
Ireland — 1.5%
Experian PLC	3,962	78,710
Kerry Group PLC, Class A	10,546	954,546
Paddy Power Betfair PLC	2,127	213,109
Ryanair Holdings PLC, ADR (c)	5,164	585,236

		1,831,601
Israel — 2.0%
Azrieli Group Ltd.	5,832	318,681
Bank Hapoalim BM	108,709	753,006
Bank Leumi Le-Israel BM	122,578	588,883
Check Point Software Technologies Ltd. (c)(d)	3,110	328,976
Mizrahi Tefahot Bank Ltd.	23,927	432,359

		2,421,905
Italy — 0.1%
Snam SpA	20,742	98,136
Japan — 27.6%
ABC-Mart, Inc.	4,300	245,190
Ajinomoto Co., Inc.	14,300	287,613

Portfolio Abbreviations

ADR	American Depositary Receipts	FTSE	Financial Times Stock Exchange
ETF	Exchange-Traded Fund	REIT	Real Estate Investment Trust
MSCI	Morgan Stanley Capital International	S&P	Standard and Poor’s

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	17

Schedule of Investments (continued)	iShares Edge MSCI Min Vol EAFE Index Fund

Common Stocks	Shares	Value
Japan (continued)
ANA Holdings, Inc.	199,000	$683,199
Aozora Bank Ltd.	26,000	99,919
Asahi Group Holdings Ltd.	3,700	150,817
Astellas Pharma, Inc.	58,900	750,123
Benesse Holdings, Inc.	11,800	451,608
Canon, Inc.	39,900	1,388,154
Central Japan Railway Co.	1,400	225,298
Chugai Pharmaceutical Co. Ltd.	3,600	144,375
Coca-Cola Bottlers Japan, Inc.	2,000	60,324
Daiichi Sankyo Co. Ltd.	20,300	442,724
Daito Trust Construction Co. Ltd.	800	135,219
Daiwa House REIT Investment Corp.	62	153,667
East Japan Railway Co.	7,000	656,476
Eisai Co. Ltd.	4,500	241,162
FamilyMart UNY Holdings Co. Ltd.	8,400	470,455
Hankyu Hanshin Holdings, Inc.	2,400	85,660
Japan Airlines Co. Ltd.	21,600	697,884
Japan Prime Realty Investment Corp.	110	413,579
Japan Real Estate Investment Corp.	71	372,888
Japan Retail Fund Investment Corp.	72	137,524
Kajima Corp.	63,000	549,337
Kao Corp.	8,000	487,076
KDDI Corp.	18,800	498,143
Keikyu Corp.	57,000	661,522
Keyence Corp.	900	415,723
Kirin Holdings Co. Ltd.	39,300	865,534
Konami Holdings Corp.	5,300	276,416
Kyowa Hakko Kirin Co. Ltd.	3,300	59,764
Kyushu Railway Co.	21,700	715,355
Lawson, Inc.	8,700	592,281
McDonald’s Holdings Co. Japan Ltd.	12,100	491,688
MEIJI Holdings Co. Ltd.	5,300	422,375
Mitsubishi Tanabe Pharma Corp.	38,900	926,041
Mizuho Financial Group, Inc.	334,400	594,688
Nagoya Railroad Co. Ltd.	70,000	321,018
NH Foods Ltd.	17,600	520,595
Nippon Building Fund, Inc.	49	264,456
Nippon Prologis REIT, Inc.	236	497,665
Nippon Telegraph & Telephone Corp.	35,300	1,727,518
Nissin Foods Holdings Co. Ltd.	10,100	634,530
Nitori Holdings Co. Ltd.	3,100	437,479
Nomura Real Estate Master Fund, Inc.	390	552,923
Nomura Research Institute Ltd.	7,260	271,766
NTT Data Corp.	17,200	187,357
NTT DOCOMO, Inc.	61,800	1,435,119
Obayashi Corp.	27,900	335,934
Oracle Corp. Japan	6,800	457,061
Oriental Land Co. Ltd.	7,600	550,928
Osaka Gas Co. Ltd.	20,000	80,102
Otsuka Corp.	7,600	497,853
Otsuka Holdings Co. Ltd.	27,100	1,193,463
Park24 Co. Ltd.	9,300	235,362
Recruit Holdings Co. Ltd.	77,100	1,334,576
Ryohin Keikaku Co. Ltd.	600	153,386
Sankyo Co. Ltd.	8,800	288,837
Santen Pharmaceutical Co. Ltd.	9,400	132,431
Secom Co. Ltd.	6,700	502,687
Seven & i Holdings Co. Ltd.	1,525	61,465
Shimamura Co. Ltd.	1,300	161,646
Shionogi & Co. Ltd.	4,500	240,255
Suntory Beverage & Food Ltd.	19,100	936,271
Taisei Corp.	28,000	268,017
Taisho Pharmaceutical Holdings Co. Ltd.	4,400	329,615
Takeda Pharmaceutical Co. Ltd.	18,200	961,448
Terumo Corp.	8,800	332,728
Tobu Railway Co. Ltd.	47,000	248,858
Toray Industries, Inc.	66,100	596,878

Common Stocks	Shares	Value
Japan (continued)
Toyo Suisan Kaisha Ltd.	15,400	$559,484
Tsuruha Holdings, Inc.	1,300	136,398
United Urban Investment Corp.	130	193,859
USS Co. Ltd.	3,600	72,725
West Japan Railway Co.	4,400	315,828
Yamada Denki Co. Ltd.	54,200	289,474

		34,167,796
Luxembourg — 0.4%
RTL Group SA	7,189	559,275
Netherlands — 0.1%
Koninklijke Ahold Delhaize NV	3,371	68,950
NN Group NV	1,691	68,543

		137,493
New Zealand — 0.5%
Auckland International Airport Ltd.	11,599	60,639
Contact Energy Ltd.	43,727	176,073
Mercury NZ Ltd.	27,928	72,989
Meridian Energy Ltd.	59,351	128,387
Ryman Healthcare Ltd.	14,317	94,833
Spark New Zealand Ltd.	42,387	119,388

		652,309
Norway — 0.2%
Gjensidige Forsikring ASA	10,937	189,290
Orkla ASA	8,581	88,393

		277,683
Singapore — 3.9%
DBS Group Holdings Ltd.	62,800	1,001,887
Oversea-Chinese Banking Corp. Ltd.	137,200	1,149,099
SATS Ltd.	93,100	331,705
Singapore Airlines Ltd.	101,900	780,921
Singapore Press Holdings Ltd. (d)	25,700	55,177
Singapore Telecommunications Ltd.	362,800	1,062,000
United Overseas Bank Ltd.	27,535	487,248

		4,868,037
Spain — 0.1%
Endesa SA	2,710	64,155
Sweden — 1.7%
Hennes & Mauritz AB, Class B	5,388	140,574
ICA Gruppen AB	5,557	222,664
L E Lundbergforetagen AB, B Shares	5,130	403,789
Skandinaviska Enskilda Banken AB, Class A	9,531	120,704
Svenska Handelsbanken AB, Class A	15,848	235,883
Swedbank AB, Class A	7,110	185,410
Swedish Match AB	6,592	231,862
Telia Co. AB	115,940	545,018

		2,085,904
Switzerland — 13.4%
Baloise Holding AG, Registered Shares	3,983	639,933
Barry Callebaut AG, Registered Shares (c)	212	302,340
Givaudan SA, Registered Shares	220	437,714
Kuehne & Nagel International AG, Registered Shares	7,942	1,383,049
Lindt & Spruengli AG	101	575,009
Lindt & Spruengli AG, Registered Shares	6	408,917
Nestle SA, Registered Shares	21,393	1,805,773
Novartis AG, Registered Shares	22,248	1,895,034
Partners Group Holding AG	1,163	754,982
Roche Holding AG	6,619	1,675,727
Schindler Holding AG, Registered Shares	487	102,414
Sika AG, Bearer Shares	44	303,215
Sonova Holding AG, Registered Shares	6,262	1,015,641
Straumann Holding AG, Registered Shares	175	98,826
Swiss Life Holding AG, Registered Shares (c)	1,817	663,119

See Notes to Financial Statements.

18	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares Edge MSCI Min Vol EAFE Index Fund

Common Stocks	Shares	Value
Switzerland (continued)
Swiss Prime Site AG, Registered Shares (c)	6,998	$631,445
Swiss Re AG	17,299	1,667,834
Swisscom AG, Registered Shares	2,790	1,363,646
Zurich Insurance Group AG	2,792	850,944

		16,575,562
United Kingdom — 14.5%
Admiral Group PLC	8,852	241,482
AstraZeneca PLC	13,009	775,376
British American Tobacco PLC	16,740	1,041,324
BT Group PLC	69,355	287,012
Carnival PLC	6,361	429,344
Coca-Cola European Partners PLC	8,310	360,679
Compass Group PLC	70,483	1,503,907
ConvaTec Group PLC (b)(c)	202,936	831,911
Diageo PLC	32,193	1,039,736
Direct Line Insurance Group PLC	103,349	510,761
GlaxoSmithKline PLC	61,235	1,219,003
HSBC Holdings PLC	113,064	1,132,326
Imperial Brands PLC	13,828	569,482
Kingfisher PLC	156,494	607,315
Merlin Entertainments PLC (b)	25,436	157,500
National Grid PLC	100,297	1,241,063
Randgold Resources Ltd.	1,640	152,658
Reckitt Benckiser Group PLC	16,912	1,644,308
RELX PLC	51,466	1,120,995
Royal Mail PLC	69,502	369,568

Common Stocks	Shares	Value
United Kingdom (continued)
Severn Trent PLC	2,067	$61,116
Smith & Nephew PLC	34,782	605,205
SSE PLC	35,748	650,556
Tate & Lyle PLC	47,866	424,435
Unilever PLC	1,181	67,356
United Utilities Group PLC	4,986	59,087
Vodafone Group PLC	258,035	756,392
Worldpay Group PLC (b)	23,468	114,519

		17,974,416
Total Long-Term Investments (Cost — $111,704,597) — 99.2%		122,832,252

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.31% (e)(f)(g)	708,235	708,448
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.99% (e)(f)	304,285	304,285
Total Short-Term Securities (Cost — $1,012,733) — 0.8%		1,012,733
Total Investments (Cost — $112,717,330) — 100.0%		123,844,985
Liabilities in Excess of Other Assets — (0.0)%		(1,769)

Net Assets — 100.0%		$123,843,216

Notes to Schedule of Investments

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Security, or a portion of the security, is on loan.

(e)	During the year ended July 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Shares Purchased		Shares Sold	Shares Held at July 31, 2017	Value at July 31, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	708,235	[1]	—	708,235	$708,448	$46	[2]	$(1)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	304,285	[1]	—	304,285	304,285	129		—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	—		—	—	—	1,650		—	—
BlackRock Premier Government Institutional Fund	—	—		—	—	—	3		—	—
IShares Edge MSCI Min Vol EAFE	—	274,565		(274,565)	—	—	—		9,113	—
Total						$1,012,733	$1,828		$9,112	—

[1] Represents net shares purchased.

[2]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Current yield as of period end.

(g)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	19

Schedule of Investments (continued)	iShares Edge MSCI Min Vol EAFE Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 100 Index	5	September 2017	$482	$(2,456)
Nikkei 225 Index	4	September 2017	362	(57)
SPI 200 Index	1	September 2017	113	(1,362)
Total				$(3,875)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments		Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized depreciation	—	$3,875	—	—	—	$3,875

For the year ended July 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:
Futures contracts		—	$11,899	—	—	—	$11,899

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts		—	$(5,810)	—	—	—	$(5,810)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,187,335

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$5,377,139	—	$5,377,139
Belgium	—	2,725,487	—	2,725,487
Denmark	—	6,968,895	—	6,968,895
Finland	—	2,952,554	—	2,952,554
France	—	6,911,916	—	6,911,916
Germany	—	5,698,037	—	5,698,037
Hong Kong	$879,684	9,604,268	—	10,483,952
Ireland	585,236	1,246,365	—	1,831,601
Israel	328,976	2,092,929	—	2,421,905
Italy	—	98,136	—	98,136
Japan	1,797,705	32,370,091	—	34,167,796
Luxembourg	—	559,275	—	559,275
Netherlands	—	137,493	—	137,493

See Notes to Financial Statements.

20	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (concluded)	iShares Edge MSCI Min Vol EAFE Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
New Zealand	$167,822	$484,487	—	$652,309
Norway	—	277,683	—	277,683
Singapore	—	4,868,037	—	4,868,037
Spain	—	64,155	—	64,155
Sweden	—	2,085,904	—	2,085,904
Switzerland	1,206,454	15,369,108	—	16,575,562
United Kingdom	831,911	17,142,505	—	17,974,416
Short-Term Securities	1,012,733	—	—	1,012,733

Total	$6,810,521	$117,034,464	—	$123,844,985

Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(3,875)	—	—	$(3,875)

Total	$(3,875)	—	—	$(3,875)

[1] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended July 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	21

Schedule of Investments July 31, 2017	iShares Edge MSCI Min Vol USA Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.3%
General Dynamics Corp.	192	$37,696
Lockheed Martin Corp.	245	71,572
Northrop Grumman Corp.	270	71,045
Raytheon Co.	442	75,922

		256,235
Air Freight & Logistics — 1.2%
C.H. Robinson Worldwide, Inc.	542	35,555
Expeditors International of Washington, Inc.	913	53,757
United Parcel Service, Inc., Class B	458	50,513

		139,825
Banks — 0.2%
U.S. Bancorp	381	20,109
Beverages — 3.6%
Coca-Cola Co.	2,759	126,473
Constellation Brands, Inc., Class A	224	43,310
Dr. Pepper Snapple Group, Inc.	759	69,190
PepsiCo, Inc.	1,411	164,537

		403,510
Capital Markets — 0.3%
CME Group, Inc.	271	33,230
Chemicals — 1.5%
E.I. du Pont de Nemours & Co.	210	17,264
Ecolab, Inc.	284	37,394
Monsanto Co.	515	60,163
Praxair, Inc.	263	34,232
Sherwin-Williams Co.	48	16,189

		165,242
Commercial Services & Supplies — 3.2%
Cintas Corp.	461	62,166
Republic Services, Inc.	2,093	134,413
Waste Connections, Inc.	250	16,245
Waste Management, Inc.	1,875	140,906

		353,730
Communications Equipment — 1.0%
Cisco Systems, Inc.	2,394	75,291
Motorola Solutions, Inc.	452	40,988

		116,279
Distributors — 0.1%
Genuine Parts Co.	148	12,570
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B (a)	604	105,682
Diversified Telecommunication Services — 2.9%
AT&T, Inc.	4,218	164,502
Verizon Communications, Inc.	2,918	141,231
Zayo Group Holdings, Inc. (a)	488	16,002

		321,735
Electric Utilities — 4.6%
American Electric Power Co., Inc.	297	20,950
Duke Energy Corp.	1,494	127,169
Edison International	217	17,074
Eversource Energy	339	20,608
NextEra Energy, Inc.	562	82,103
PPL Corp.	343	13,147
Southern Co.	1,904	91,259
Westar Energy, Inc.	574	29,130
Xcel Energy, Inc.	2,323	109,901

		511,341
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., Class A	210	16,090

Common Stocks	Shares	Value
Energy Equipment & Services — 0.3%
Schlumberger Ltd.	517	$35,466
Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	204	32,336
CVS Health Corp.	147	11,750
Sysco Corp.	595	31,309
Wal-Mart Stores, Inc.	734	58,712

		134,107
Food Products — 2.9%
Campbell Soup Co.	951	50,241
Conagra Brands, Inc.	502	17,188
General Mills, Inc.	1,175	65,401
Hershey Co.	319	33,594
Hormel Foods Corp.	623	21,288
J.M. Smucker Co.	55	6,705
Kellogg Co.	1,055	71,740
McCormick & Co., Inc.	673	64,137

		330,294
Health Care Equipment & Supplies — 9.2%
Abbott Laboratories	1,373	67,524
Baxter International, Inc.	1,194	72,213
Becton Dickinson & Co.	870	175,218
Boston Scientific Corp. (a)	1,672	44,509
C.R. Bard, Inc.	24	7,694
Cooper Cos., Inc.	149	36,337
Danaher Corp.	924	75,297
Hologic, Inc. (a)	440	19,452
Intuitive Surgical, Inc. (a)	155	145,430
Medtronic PLC	1,228	103,115
ResMed, Inc.	241	18,586
Stryker Corp.	1,110	163,281
Teleflex, Inc.	117	24,245
Varian Medical Systems, Inc. (a)	587	57,010
Zimmer Biomet Holdings, Inc.	141	17,106

		1,027,017
Health Care Providers & Services — 4.7%
Aetna, Inc.	497	76,692
Anthem, Inc.	190	35,380
Cigna Corp.	295	51,200
Henry Schein, Inc. (a)	249	45,370
Humana, Inc.	177	40,923
Laboratory Corp. of America Holdings (a)	372	59,115
Patterson Cos., Inc.	239	9,971
Quest Diagnostics, Inc.	281	30,435
UnitedHealth Group, Inc.	788	151,146
Universal Health Services, Inc., Class B	101	11,194
VCA, Inc. (a)	157	14,535

		525,961
Hotels, Restaurants & Leisure — 2.5%
Aramark	703	28,022
Chipotle Mexican Grill, Inc. (a)	12	4,125
Darden Restaurants, Inc.	314	26,338
McDonald’s Corp.	1,095	169,878
Starbucks Corp.	852	45,991

		274,354
Household Products — 3.4%
Church & Dwight Co., Inc.	1,254	66,901
Clorox Co.	646	86,234
Colgate-Palmolive Co.	571	41,226
Kimberly-Clark Corp.	357	43,968
Procter & Gamble Co.	1,569	142,497

		380,826

See Notes to Financial Statements.

22	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares Edge MSCI Min Vol USA Index Fund

Common Stocks	Shares	Value
Industrial Conglomerates — 0.6%
3M Co.	336	$67,593
Insurance — 7.3%
Alleghany Corp. (a)	50	30,667
Allstate Corp.	783	71,253
Aon PLC	227	31,365
Arch Capital Group Ltd. (a)	1,178	114,572
Athene Holding Ltd., Class A (a)	985	49,772
Axis Capital Holdings Ltd.	864	55,797
Chubb Ltd.	815	119,365
Cincinnati Financial Corp.	288	21,934
Everest Re Group Ltd.	151	39,621
FNF Group	470	22,964
Markel Corp. (a)	73	78,220
Marsh & McLennan Cos., Inc.	883	68,847
Progressive Corp.	206	9,709
Travelers Cos., Inc.	445	57,000
W.R. Berkley Corp.	640	44,141

		815,227
Internet Software & Services — 1.6%
Alphabet, Inc., Class A (a)	60	56,730
eBay, Inc. (a)	914	32,657
Facebook, Inc., Class A (a)	526	89,026

		178,413
IT Services — 10.3%
Accenture PLC, Class A	1,002	129,078
Automatic Data Processing, Inc.	1,423	169,209
Broadridge Financial Solutions, Inc.	802	60,840
Fidelity National Information Services, Inc.	968	88,301
Fiserv, Inc. (a)	985	126,572
Gartner, Inc. (a)	362	46,452
International Business Machines Corp.	491	71,033
Jack Henry & Associates, Inc.	783	84,032
Mastercard, Inc., Class A	649	82,942
Paychex, Inc.	1,664	96,262
Vantiv, Inc., Class A (a)(b)	621	39,464
Visa, Inc., Class A	1,611	160,391

		1,154,576
Life Sciences Tools & Services — 0.5%
Quintiles IMS Holdings, Inc. (a)	95	8,602
Thermo Fisher Scientific, Inc.	215	37,739
Waters Corp. (a)	54	9,366

		55,707
Media — 3.2%
Charter Communications, Inc., Class A (a)	229	89,747
Comcast Corp., Class A	2,558	103,471
Liberty Broadband Corp., Class C (a)	208	20,630
Omnicom Group, Inc.	176	13,858
Time Warner, Inc.	562	57,560
Walt Disney Co.	628	69,036

		354,302
Metals & Mining — 1.1%
Newmont Mining Corp.	3,231	120,096
Multi-Utilities — 3.2%
CMS Energy Corp.	244	11,283
Consolidated Edison, Inc.	1,686	139,702
Dominion Energy Inc.	946	73,012
DTE Energy Co.	72	7,708
PG&E Corp.	1,026	69,450
WEC Energy Group, Inc.	991	62,403

		363,558
Oil, Gas & Consumable Fuels — 1.9%
Chevron Corp.	499	54,486

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	1,555	$124,462
Occidental Petroleum Corp.	599	37,096

		216,044
Pharmaceuticals — 4.8%
Allergan PLC	27	6,813
Eli Lilly & Co.	1,157	95,638
Johnson & Johnson	1,277	169,483
Merck & Co., Inc.	1,661	106,105
Pfizer, Inc.	4,260	141,261
Zoetis, Inc.	242	15,130

		534,430
Professional Services — 0.3%
Equifax, Inc.	64	9,308
Verisk Analytics, Inc. (a)	272	23,735

		33,043
Real Estate Investment Trusts (REITs) — 8.1%
AGNC Investment Corp.	3,586	75,951
American Tower Corp.	115	15,678
Annaly Capital Management, Inc.	8,484	102,063
AvalonBay Communities, Inc.	562	108,101
Boston Properties, Inc.	54	6,529
Camden Property Trust (b)	101	9,060
Crown Castle International Corp.	892	89,717
Digital Realty Trust, Inc.	235	27,105
Equinix, Inc.	60	27,044
Equity Residential	970	66,018
Essex Property Trust, Inc.	162	42,395
Extra Space Storage, Inc.	95	7,553
Federal Realty Investment Trust	288	38,197
Mid-America Apartment Communities, Inc.	104	10,767
National Retail Properties, Inc.	124	4,958
Public Storage	378	77,705
Realty Income Corp.	1,127	64,307
Regency Centers Corp.	137	9,072
UDR, Inc.	1,490	58,244
Ventas, Inc.	364	24,515
Welltower, Inc.	510	37,429

		902,408
Semiconductors & Semiconductor Equipment — 0.3%
Intel Corp.	1,097	38,911
Software — 5.0%
Adobe Systems, Inc. (a)	462	67,678
ANSYS, Inc. (a)	543	70,346
Cadence Design Systems, Inc. (a)	432	15,941
Dell Technologies, Inc., Class V (a)	2,156	138,566
Electronic Arts, Inc. (a)	171	19,963
Intuit, Inc.	97	13,309
Microsoft Corp.	1,000	72,700
Oracle Corp.	1,160	57,919
salesforce.com, Inc. (a)	145	13,166
Synopsys, Inc. (a)	667	51,072
VMware, Inc., Class A (a)(b)	454	42,090

		562,750
Specialty Retail — 2.1%
AutoZone, Inc. (a)	66	35,628
Home Depot, Inc.	518	77,493
O’Reilly Automotive, Inc. (a)	65	13,280
Ross Stores, Inc.	267	14,770
TJX Cos., Inc.	1,272	89,434
Ulta Salon Cosmetics & Fragrance, Inc. (a)	17	4,271

		234,876

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	23

Schedule of Investments (continued)	iShares Edge MSCI Min Vol USA Index Fund

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.	42	$6,247
Tobacco — 1.5%
Altria Group, Inc.	1,842	119,675
Philip Morris International, Inc.	429	50,068

		169,743
Water Utilities — 0.2%
American Water Works Co., Inc.	340	27,574
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc. (a)	456	28,117
Total Common Stocks — 98.5%		11,027,218

Investment Companies — 1.2%
Equity Fund — 1.2%
iShares Edge MSCI Min Vol USA ETF (c)	2,653	132,438
Total Long-Term Investments (Cost — $10,411,779) — 99.7%		11,159,656

Short-Term Securities	Shares	Value
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.31% (c)(d)(e)	91,776	$91,803
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.99% (c)(d)	46,251	46,251
Total Short-Term Securities (Cost — $138,057) — 1.2%		138,054
Total Investments (Cost — $10,549,836) — 100.9%		11,297,710
Liabilities in Excess of Other Assets — (0.9)%		(97,952)

Net Assets — 100.0%		$11,199,758

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	During the year ended July 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Shares Purchased		Shares Sold	Shares Held at July 31, 2017	Value at July 31, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	91,776	[2]	—	91,776	$91,803	$34	[3]	$(2)	$(3)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	46,251	[2]	—	46,251	46,251	66		—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	—		—	—	—	238		1	—
BlackRock Premier Government Institutional Fund	111,089	—		(111,089)[4]	—	—	74		—	—
iShares Edge MSCI Min Vol USA ETF	—	7,904		(5,251)	2,653	132,438	557		3,601	2,800
Total						$270,492	$969		$3,600	$2,797

[1] Includes net capital gain distributions.
[2] Represents net shares purchased.

[3]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4] Represents net shares sold.

(c)	Security, or a portion of the security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

See Notes to Financial Statements.

24	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (concluded)	iShares Edge MSCI Min Vol USA Index Fund

Derivative Financial Instruments Categorized by Risk Exposure

For the year ended July 31, 2017, the effect of derivative financial instruments in the Statements of Operation was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$10,862	—	—	—	$10,862

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(1,132)	—	—	—	$(1,132)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$28,431

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks[1]	$11,027,218	—	—	$11,027,218
Investment Companies	132,438	—	—	132,438
Short-Term Securities	138,054	—	—	138,054

Total	$11,297,710	—	—	$11,297,710

[1] See above Schedule of Investments for values in each sector.

During the year ended July 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	25

Schedule of Investments July 31, 2017	iShares Edge MSCI Multifactor Intl Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 5.2%
Aristocrat Leisure Ltd.	4,333	$70,266
Bendigo & Adelaide Bank Ltd.	3,485	30,999
BlueScope Steel Ltd.	4,405	46,405
Cochlear Ltd.	438	50,034
Dexus	7,554	56,723
Fortescue Metals Group Ltd.	12,676	58,262
Goodman Group	14,410	91,831
GPT Group	13,735	52,661
Harvey Norman Holdings Ltd.	4,248	14,853
Lend Lease Group (a)	4,221	56,934
Mirvac Group	27,842	48,362
Qantas Airways Ltd.	3,941	16,750
REA Group Ltd.	403	22,229

		616,309
Belgium — 0.8%
Ageas	1,539	69,329
Colruyt SA	515	28,859

		98,188
Canada — 5.4%
CAE, Inc.	2,020	34,235
Cameco Corp.	3,026	30,994
CCL Industries, Inc., Class B	1,065	51,057
CI Financial Corp.	439	9,563
Constellation Software, Inc.	155	83,502
Industrial Alliance Insurance & Financial Services, Inc.	918	42,588
Linamar Corp.	374	20,498
Magna International, Inc.	2,836	135,254
Metro, Inc.	1,792	60,699
Open Text Corp.	711	23,781
Teck Resources Ltd., Class B	4,498	97,648
Veresen, Inc.	2,346	34,266
West Fraser Timber Co. Ltd.	525	27,898

		651,983
Denmark — 1.0%
Coloplast A/S, Class B	927	79,637
Tryg A/S	880	19,828
William Demant Holding A/S (b)	935	24,869

		124,334
Finland — 1.7%
Elisa OYJ	1,088	44,790
Orion OYJ, Class B	783	39,573
UPM-Kymmene OYJ	4,282	116,596

		200,959
France — 10.8%
Arkema SA	530	60,333
AtoS SE	737	112,050
AXA SA	10,306	304,402
Casino Guichard-Perrachon SA	427	26,043
Cie Generale des Etablissements Michelin	1,342	181,755
CNP Assurances	1,312	31,674
Ipsen SA	289	36,990
Peugeot SA	3,738	80,407
Renault SA	1,254	112,975
Rexel SA	2,272	35,978
SCOR SE	1,329	56,052
SEB SA	170	30,244
Thales SA	853	94,434
Valeo SA	1,814	125,599

		1,288,936
Germany — 5.1%
Covestro AG (c)	892	69,173
Deutsche Lufthansa AG, Registered Shares	1,932	41,490

Common Stocks	Shares	Value
Germany (continued)
Fraport AG Frankfurt Airport Services Worldwide	167	$16,723
Fuchs Petrolub SE, Preference Shares	532	31,582
Hannover Rueck SE	461	58,187
HUGO BOSS AG	487	36,733
Infineon Technologies AG	8,719	189,366
Innogy SE (c)	1,134	47,628
K+S AG, Registered Shares	1,461	37,991
Metro Wholesale & Food Specialist AG (b)	1,363	27,535
OSRAM Licht AG	681	56,751

		613,159
Hong Kong — 4.7%
ASM Pacific Technology Ltd.	2,000	25,847
Cheung Kong Property Holdings Ltd.	20,500	165,780
HK Electric Investments & HK Electric Investments Ltd. (c)	20,500	19,442
Hongkong Land Holdings Ltd.	6,300	47,341
Hysan Development Co. Ltd.	5,000	24,179
NWS Holdings Ltd.	12,635	24,172
Sino Land Co. Ltd.	24,235	39,970
WH Group Ltd. (c)	61,499	57,665
Wharf Holdings Ltd.	10,000	84,996
Wheelock & Co. Ltd.	6,000	45,213
Yue Yuen Industrial Holdings Ltd.	6,500	26,836

		561,441
Israel — 1.2%
Bank Hapoalim BM	8,105	56,142
Bank Leumi Le-Israel BM	11,597	55,719
Mizrahi Tefahot Bank Ltd.	1,064	19,226
Taro Pharmaceutical Industries Ltd. (b)(d)	115	13,148

		144,235
Italy — 0.5%
Recordati SpA	804	34,359
UnipolSai SpA	8,607	19,900

		54,259
Japan — 26.8%
Aeon Mall Co. Ltd.	900	17,141
Air Water, Inc.	1,300	25,170
Alfresa Holdings Corp.	1,400	25,766
Amada Holdings Co. Ltd.	2,600	29,695
Bank of Kyoto Ltd.	2,000	19,170
Brother Industries Ltd.	1,800	45,926
Chiba Bank Ltd.	6,000	43,047
Chugoku Bank Ltd.	1,200	17,394
Concordia Financial Group Ltd.	10,000	50,427
Daicel Corp.	2,200	28,596
Daito Trust Construction Co. Ltd.	500	84,512
Daiwa House Industry Co. Ltd.	4,500	156,966
Disco Corp.	200	35,447
Fuji Electric Co. Ltd.	4,000	22,023
Fukuoka Financial Group, Inc.	6,000	27,662
Hachijuni Bank Ltd.	3,100	19,681
Hikari Tsushin, Inc.	200	21,840
Hiroshima Bank Ltd.	4,000	17,099
Hitachi Chemical Co. Ltd.	800	22,744
Hitachi High-Technologies Corp.	500	18,404
Hitachi Metals Ltd.	1,600	22,269
Idemitsu Kosan Co. Ltd.	700	16,990
Iida Group Holdings Co. Ltd.	1,100	18,795
Inpex Corp.	7,300	71,040
ITOCHU Corp.	11,800	185,042
Japan Airlines Co. Ltd.	900	29,079
JSR Corp.	1,500	26,433
JXTG Holdings, Inc.	25,199	112,015
Kamigumi Co. Ltd.	2,000	21,434
Kaneka Corp.	2,000	16,026

See Notes to Financial Statements.

26	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares Edge MSCI Multifactor Intl Index Fund

Common Stocks	Shares	Value
Japan (continued)
Kansai Electric Power Co., Inc.	5,400	$72,506
Koito Manufacturing Co. Ltd.	900	52,575
Konami Holdings Corp.	700	36,508
Konica Minolta, Inc.	3,700	30,648
Kuraray Co. Ltd.	2,700	52,492
Kyushu Financial Group, Inc.	2,700	16,942
Lion Corp.	2,000	42,810
Marubeni Corp.	12,700	84,156
Maruichi Steel Tube Ltd.	400	12,346
Mebuki Financial Group, Inc.	8,000	30,796
Medipal Holdings Corp.	1,400	25,619
Miraca Holdings, Inc.	400	18,253
Mitsubishi Chemical Holdings Corp.	11,200	93,769
Mitsubishi Gas Chemical Co., Inc.	1,500	34,607
Mixi, Inc.	400	21,984
NH Foods Ltd.	1,000	29,579
Nippon Electric Glass Co. Ltd.	600	21,240
Nippon Telegraph & Telephone Corp.	3,900	190,859
Nisshin Seifun Group, Inc.	1,700	27,916
NOK Corp.	700	16,023
Obayashi Corp.	5,000	60,203
Oji Holdings Corp.	7,000	35,899
Oracle Corp. Japan	300	20,164
Osaka Gas Co. Ltd.	15,000	60,077
Otsuka Corp.	400	26,203
Sekisui Chemical Co. Ltd.	3,100	57,103
Sompo Holdings, Inc.	2,800	109,822
Stanley Electric Co. Ltd.	1,200	39,641
Start Today Co. Ltd.	1,500	42,325
Subaru Corp.	4,700	169,562
Sumitomo Dainippon Pharma Co. Ltd.	1,200	16,810
Sumitomo Heavy Industries Ltd.	5,000	36,452
Sumitomo Rubber Industries Ltd.	1,300	22,542
Sundrug Co. Ltd.	600	22,351
Suzuken Co. Ltd.	600	20,038
Taiheiyo Cement Corp.	9,000	33,771
Taisei Corp.	8,000	76,576
Toppan Printing Co. Ltd.	4,000	42,271
Tosoh Corp.	5,000	59,201
Toyo Suisan Kaisha Ltd.	700	25,431
Toyoda Gosei Co. Ltd.	500	11,797
Yamada Denki Co. Ltd.	4,800	25,636
Yamaguchi Financial Group, Inc.	1,000	11,770
Yokogawa Electric Corp.	1,700	28,611

		3,213,717
Luxembourg — 0.2%
RTL Group SA (e)	291	22,639
Netherlands — 3.8%
Aegon NV	14,232	79,782
Koninklijke Ahold Delhaize NV	10,000	204,541
Koninklijke Vopak NV	538	25,615
NN Group NV	2,352	95,336
Randstad Holding NV	916	55,231

		460,505
Singapore — 1.0%
City Developments Ltd.	3,100	25,732
SATS Ltd.	5,100	18,171
UOL Group Ltd.	3,785	22,023
Wilmar International Ltd.	12,300	30,279
Yangzijiang Shipbuilding Holdings Ltd.	17,999	18,782

		114,987
Spain — 2.7%
Distribuidora Internacional de Alimentacion SA	4,789	32,256
Endesa SA	2,443	57,834

Common Stocks	Shares	Value
Spain (continued)
International Consolidated Airlines Group SA	4,894	$37,349
Mapfre SA	8,100	30,171
Repsol SA	9,617	161,081

		318,691
Sweden — 0.9%
Boliden AB	2,086	65,519
ICA Gruppen AB	619	24,803
L E Lundbergforetagen AB, B Shares	286	22,511

		112,833
Switzerland — 11.1%
Adecco SA, Registered Shares	1,269	96,816
Baloise Holding AG, Registered Shares	382	61,374
Coca-Cola HBC AG (b)	1,160	35,070
EMS-Chemie Holding AG, Registered Shares	63	43,837
Geberit AG, Registered Shares	289	138,996
Kuehne & Nagel International AG, Registered Shares	421	73,315
Pargesa Holding SA, Bearer Shares	261	20,829
Partners Group Holding AG	133	86,339
Schindler Holding AG, Participation Certificates	318	68,581
Schindler Holding AG, Registered Shares	157	33,017
SGS SA, Registered Shares	43	95,038
Sika AG, Bearer Shares	17	117,151
STMicroelectronics NV	4,903	83,085
Straumann Holding AG, Registered Shares	73	41,224
Swiss Life Holding AG, Registered Shares (b)	246	89,778
Swiss Re AG	2,568	247,587

		1,332,037
United Kingdom — 16.8%
3i Group PLC	7,859	97,020
Admiral Group PLC	1,615	44,057
Anglo American PLC (b)	10,531	174,201
Ashtead Group PLC	4,007	86,088
Babcock International Group PLC	1,900	21,165
BAE Systems PLC	24,957	198,005
Barratt Developments PLC	8,161	66,281
Berkeley Group Holdings PLC	993	45,796
Bunzl PLC	2,619	79,077
Croda International PLC	1,004	48,991
Direct Line Insurance Group PLC	10,510	51,942
Dixons Carphone PLC	7,481	26,571
GKN PLC	13,101	55,579
Hargreaves Lansdown PLC	1,994	36,282
IMI PLC	2,079	33,015
Intertek Group PLC	1,242	70,453
Investec PLC	2,658	20,182
ITV PLC	27,735	63,424
J. Sainsbury PLC	12,801	41,360
Johnson Matthey PLC	1,510	55,964
Meggitt PLC	5,925	39,326
Mondi PLC	2,807	73,935
Old Mutual PLC	37,050	96,098
Persimmon PLC	2,501	82,635
Sage Group PLC	8,700	77,369
Smiths Group PLC	3,020	61,170
Tate & Lyle PLC	3,565	31,611
Taylor Wimpey PLC	24,911	62,566
WM Morrison Supermarkets PLC	16,956	53,778
Wolseley PLC	1,974	117,863

		2,011,804
Total Long-Term Investments (Cost — $10,164,665) — 99.7%		11,941,016

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	27

Schedule of Investments (continued)	iShares Edge MSCI Multifactor Intl Index Fund

Short-Term Securities	Shares	Value
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.31% (f)(g)(h)	13,595	$13,599
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.99%, 12/31/50 (f)(g)	6,371	6,371
Total Short-Term Securities (Cost — $19,970) — 0.1%		19,970
Total Investments (Cost — $10,184,635) — 99.8%		11,960,986
Other Assets Less Liabilities — 0.2%		18,039

Net Assets — 100.0%		$11,979,025

Notes to Schedule of Investments

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security, or a portion of the security, is on loan.

(e)	Variable rate security. Rate shown is the rate in effect as of period end.

(f)	During the year ended July 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at July 31, 2017	Value at July 31, 2017	Income		Net Realized Loss	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	13,595	13,595	$13,599	$60	[1]	$(1)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	6,371	6,371	6,371	5		—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	—	—	—	72		—	—
BlackRock Premier Government Institutional Fund	5,173	(5,173)	—	—	2		—	—
Total				$19,970	$139		$(1)	—

[1]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(g)	Current yield as of period end.

(h)	Security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Categorized by Risk Exposure

For the year ended July 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$20,799	—	—	—	$20,799

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(2,758)	—	—	—	$(2,758)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$93,152

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

28	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (concluded)	iShares Edge MSCI Multifactor Intl Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$616,309	—	$616,309
Belgium	—	98,188	—	98,188
Canada	$651,983	—	—	651,983
Denmark	—	124,334	—	124,334
Finland	—	200,959	—	200,959
France	—	1,288,936	—	1,288,936
Germany	27,535	585,624	—	613,159
Hong Kong	—	561,441	—	561,441
Israel	13,148	131,087	—	144,235
Italy	34,359	19,900	—	54,259
Japan	—	3,213,717	—	3,213,717
Luxembourg	—	22,639	—	22,639
Netherlands	—	460,505	—	460,505
Singapore	—	114,987	—	114,987
Spain	—	318,691	—	318,691
Sweden	—	112,833	—	112,833
Switzerland	—	1,332,037	—	1,332,037
United Kingdom	—	2,011,804	—	2,011,804
Short-Term Securities	19,970	—	—	19,970

Total	$746,995	$11,213,991	—	$11,960,986

During the year ended July 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	29

Schedule of Investments July 31, 2017	iShares Edge MSCI Multifactor USA Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 3.6%
Huntington Ingalls Industries, Inc.	245	$50,497
L3 Technologies, Inc.	408	71,388
Northrop Grumman Corp.	869	228,660
Textron, Inc.	1,416	69,568

		420,113
Airlines — 0.6%
Southwest Airlines Co.	813	45,130
United Continental Holdings, Inc. (a)	419	28,358

		73,488
Auto Components — 1.2%
Autoliv, Inc.	462	50,076
Goodyear Tire & Rubber Co.	1,336	42,097
Lear Corp.	372	55,127

		147,300
Automobiles — 2.1%
General Motors Co.	6,997	251,752
Banks — 1.9%
Citizens Financial Group, Inc.	2,698	94,646
East West Bancorp, Inc.	756	43,077
Regions Financial Corp.	6,318	92,243

		229,966
Beverages — 0.7%
Dr. Pepper Snapple Group, Inc.	960	87,514
Biotechnology — 0.3%
United Therapeutics Corp. (a)	236	30,302
Building Products — 0.4%
AO Smith Corp.	777	41,608
Capital Markets — 0.7%
Eaton Vance Corp.	590	28,963
Raymond James Financial, Inc.	659	54,822

		83,785
Chemicals — 2.5%
Celanese Corp., Series A	757	72,801
Eastman Chemical Co.	768	63,867
LyondellBasell Industries NV, Class A	1,794	161,621

		298,289
Commercial Services & Supplies — 0.9%
Republic Services, Inc.	1,244	79,889
Rollins, Inc.	514	22,313

		102,202
Communications Equipment — 1.0%
F5 Networks, Inc. (a)	340	41,055
Harris Corp.	652	74,634

		115,689
Construction & Engineering — 0.3%
Jacobs Engineering Group, Inc.	636	33,530
Consumer Finance — 1.8%
Capital One Financial Corp.	2,520	217,174
Containers & Packaging — 1.5%
Avery Dennison Corp.	470	43,677
Packaging Corp. of America	494	54,083
WestRock Co.	1,313	75,393

		173,153
Diversified Financial Services — 0.7%
Leucadia National Corp.	1,698	44,199
Voya Financial, Inc.	993	38,965

		83,164

Common Stocks	Shares	Value
Diversified Telecommunication Services — 3.6%
AT&T, Inc.	9,120	$355,680
CenturyLink, Inc.	2,865	66,669

		422,349
Electric Utilities — 4.1%
Edison International	1,645	129,429
Eversource Energy	1,413	85,896
Exelon Corp.	4,857	186,217
OGE Energy Corp.	1,047	37,546
Pinnacle West Capital Corp.	584	50,650

		489,738
Electrical Equipment — 0.9%
Rockwell Automation, Inc.	666	109,910
Electronic Equipment, Instruments & Components — 3.6%
Arrow Electronics, Inc. (a)	481	39,101
Avnet, Inc.	669	25,676
Corning, Inc.	4,865	141,766
Flex Ltd. (a)	2,839	45,396
FLIR Systems, Inc.	715	26,684
TE Connectivity Ltd.	1,860	149,525

		428,148
Energy Equipment & Services — 0.8%
Core Laboratories NV	231	23,222
TechnipFMC PLC (a)	2,324	66,327

		89,549
Food & Staples Retailing — 0.4%
Wal-Mart Stores, Inc.	648	51,834
Food Products — 4.3%
Archer-Daniels-Midland Co.	3,033	127,932
Bunge Ltd.	730	57,225
Campbell Soup Co.	1,000	52,830
Hormel Foods Corp.	1,476	50,435
Ingredion, Inc.	382	47,108
J.M. Smucker Co.	613	74,724
Tyson Foods, Inc., Class A	1,547	98,018

		508,272
Gas Utilities — 0.8%
Atmos Energy Corp.	550	47,718
UGI Corp.	915	46,180

		93,898
Health Care Equipment & Supplies — 1.8%
Align Technology, Inc. (a)	382	63,882
ResMed, Inc.	743	57,300
Teleflex, Inc.	235	48,697
Varian Medical Systems, Inc. (a)	490	47,589

		217,468
Health Care Providers & Services — 8.2%
Aetna, Inc.	1,055	162,797
Anthem, Inc.	1,385	257,901
Cardinal Health, Inc.	1,656	127,943
Cigna Corp.	1,347	233,785
MEDNAX, Inc. (a)	477	22,409
Quest Diagnostics, Inc.	731	79,175
Universal Health Services, Inc., Class B	461	51,093
VCA, Inc. (a)	426	39,439

		974,542
Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	1,826	121,940
Darden Restaurants, Inc.	651	54,606
Royal Caribbean Cruises Ltd.	262	29,624

		206,170

See Notes to Financial Statements.

30	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares Edge MSCI Multifactor USA Index Fund

Common Stocks	Shares	Value
Household Durables — 0.4%
NVR, Inc. (a)	19	$49,598
Insurance — 10.4%
Aflac, Inc.	2,108	168,113
Alleghany Corp. (a)	59	36,187
American Financial Group, Inc.	390	39,546
Arch Capital Group Ltd. (a)	678	65,942
Assurant, Inc.	315	33,160
Athene Holding Ltd., Class A (a)	557	28,145
Axis Capital Holdings Ltd.	482	31,128
Everest Re Group Ltd.	213	55,889
FNF Group	1,260	61,564
Lincoln National Corp.	1,218	88,987
Loews Corp.	1,474	71,754
MetLife, Inc.	3,596	197,780
Principal Financial Group, Inc.	1,497	99,925
Reinsurance Group of America, Inc.	337	47,247
Torchmark Corp.	602	47,540
Unum Group	1,238	62,061
W.R. Berkley Corp.	505	34,830
XL Group Ltd.	1,432	63,581

		1,233,379
IT Services — 4.8%
Accenture PLC, Class A	2,191	282,245
Broadridge Financial Solutions, Inc.	626	47,488
Jack Henry & Associates, Inc.	407	43,679
Leidos Holdings, Inc.	749	40,027
Paychex, Inc.	1,678	97,072
Total System Services, Inc.	853	54,131

		564,642
Life Sciences Tools & Services — 2.1%
Agilent Technologies, Inc.	1,661	99,311
Mettler-Toledo International, Inc. (a)	139	79,658
Waters Corp. (a)	422	73,192

		252,161
Machinery — 2.3%
AGCO Corp.	346	24,960
Cummins, Inc.	837	140,532
Fortive Corp.	1,632	105,656

		271,148
Media — 1.1%
News Corp., Class A	2,002	28,648
Omnicom Group, Inc.	1,224	96,378

		125,026
Metals & Mining — 0.8%
Nucor Corp.	1,642	94,694
Multi-Utilities — 3.1%
Ameren Corp.	1,272	71,359
Consolidated Edison, Inc.	1,599	132,493
Public Service Enterprise Group, Inc.	2,654	119,351
SCANA Corp.	701	45,123

		368,326
Oil, Gas & Consumable Fuels — 4.7%
Andeavor	381	37,921
Marathon Petroleum Corp.	2,767	154,924
Phillips 66	2,307	193,211
Valero Energy Corp.	2,381	164,218

		550,274
Professional Services — 0.6%
ManpowerGroup, Inc.	361	38,681
Robert Half International, Inc.	670	30,318

		68,999

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) — 6.6%
Camden Property Trust	459	$41,172
Colony NorthStar, Inc., Class A	996	14,581
Digital Realty Trust, Inc.	834	96,194
HCP, Inc.	2,454	77,669
Host Hotels & Resorts, Inc.	3,875	72,308
Liberty Property Trust	771	32,397
National Retail Properties, Inc.	780	31,184
Public Storage	818	168,156
Realty Income Corp.	1,359	77,545
Ventas, Inc.	1,859	125,204
VEREIT, Inc.	5,106	42,431

		778,841
Real Estate Management & Development — 0.2%
Jones Lang LaSalle, Inc.	194	24,681
Road & Rail — 0.1%
AMERCO, Inc.	37	14,377
Semiconductors & Semiconductor Equipment — 2.5%
Applied Materials, Inc.	5,661	250,839
Qorvo, Inc. (a)	665	45,592

		296,431
Software — 2.3%
CA, Inc.	1,644	51,030
CDK Global, Inc.	672	44,204
Dell Technologies, Inc., Class V (a)	1,133	72,818
Microsoft Corp.	515	37,441
Synopsys, Inc. (a)	799	61,179

		266,672
Specialty Retail — 2.3%
Best Buy Co., Inc.	1,481	86,402
Foot Locker, Inc.	694	32,750
Ross Stores, Inc.	2,059	113,904
Staples, Inc.	3,410	34,611

		267,667
Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	1,276	189,780
Hewlett Packard Enterprise Co.	8,718	152,652
NetApp, Inc.	1,457	63,263
Seagate Technology PLC	1,547	50,989
Xerox Corp.	1,118	34,289

		490,973
Wireless Telecommunication Services — 0.3%
Sprint Corp. (a)(b)	4,180	33,356
Total Common Stocks — 99.1%		11,732,152

Investment Companies — 0.4%
Equity Fund — 0.4%
iShares Edge MSCI Multifactor USA ETF (c)	1,605	46,946
Total Long-Term Investments (Cost — $10,490,707) — 99.5%		11,779,098

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.31% (c)(d)(e)	35,516	35,527
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.99% (c)(d)	17,215	17,215
Total Short-Term Securities (Cost — $52,745) — 0.5%		52,742
Total Investments (Cost — $10,543,452) — 100.0%		11,831,840
Other Assets Less Liabilities — 0.0%		1,526

Net Assets — 100.0%		$11,833,366

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	31

Schedule of Investments (continued)	iShares Edge MSCI Multifactor USA Index Fund

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of the security, is on loan.

(c)	During the year ended July 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Shares Purchased		Shares Sold	Shares Held at July 31, 2017	Value at July 31, 2017	Income		Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	35,516	[2]	—	35,516	$35,527	$7	[3]	—	$(3)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	17,215	[2]	—	17,215	17,215	15		—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	—		—	—	—	227		$1	—
BlackRock Premier Government Institutional Fund	105,026	—		(105,026)[4]	—	—	39		—	—
iShares Edge MSCI Multifactor USA ETF	—	1,605		—	1,605	46,946	628		3,219	1,842
Total						$99,688	$916		$3,220	$1,839

[1] Includes net capital gain distributions.
[2] Represents net shares purchased.

[3]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4] Represents net shares sold.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Categorized by Risk Exposure

For the year ended July 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$11,719	—	$5	—	$11,724

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(1,132)	—	—	—	$(1,132)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$28,431

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

32	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (concluded)	iShares Edge MSCI Multifactor USA Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks[1]	$11,732,152	—	—	$11,732,152
Investment Companies	46,946	—	—	46,946
Short-Term Securities	52,742	—	—	52,742

Total	$11,831,840	—	—	$11,831,840

[1] See above Schedule of Investments for values in each sector.

During the year ended July 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	33

Statements of Assets and Liabilities

July 31, 2017	iShares Edge MSCI Min Vol EAFE Index Fund	iShares Edge MSCI Min Vol USA Index Fund	iShares Edge MSCI Multifactor Intl Index Fund	iShares Edge MSCI Multifactor USA Index Fund

Assets
Investments at value — unaffiliated[1,2]	$122,832,252	$11,027,218	$11,941,016	$11,732,152
Investments at value — affiliated[3]	1,012,733	270,492	19,970	99,688
Cash pledged for futures contracts	36,007	—	—	—
Foreign currency at value[4]	535,344	—	7,309	—
Receivables:
Dividends — unaffiliated	346,365	10,125	15,132	9,895
Investment adviser	17,916	46,599	46,762	60,577
Capital shares sold	3,000	5,000	6,000	—
Variation margin on futures contracts	1,251	—	—	—
Investments sold	—	—	—	—
Dividends — affiliated	179	97	6	27
Securities lending income — affiliated	45	28	44	7
Prepaid expenses	33,327	32,620	32,620	32,620

Total assets	124,818,419	11,392,179	12,068,859	11,934,966

Liabilities
Cash collateral on securities loaned at value	708,449	91,808	13,599	35,530
Payables:
Investments purchased	132,620	32,723	—	—
Capital shares redeemed	54,637	—	—	—
Professional fees	43,500	42,286	42,397	39,673
Printing fees	17,383	17,245	17,262	17,276
Management fees	7,313	1,593	4,630	1,849
Officer’s and Trustees’ fees	2,265	2,155	2,137	2,163
Offering costs	1,478	1,478	1,478	1,898
Variation margin on futures contracts	143	—	6	—
Other accrued expenses	7,415	3,133	8,325	3,211

Total liabilities	975,203	192,421	89,834	101,600

Net Assets	$123,843,216	$11,199,758	$11,979,025	$11,833,366

Net Assets Consist of
Paid-in capital	$112,204,712	$10,538,334	$10,021,200	$10,061,714
Undistributed net investment income	206,555	25,462	59,645	25,933
Accumulated net realized gain (loss)	295,059	(111,912)	121,299	457,331
Net unrealized appreciation (depreciation)	11,136,890	747,874	1,776,881	1,288,388

Net Assets	$123,843,216	$11,199,758	$11,979,025	$11,833,366

[1] Investments at cost — unaffiliated	$111,704,597	$10,282,141	$10,164,665	$10,445,603
[2] Securities loaned at value	$685,235	$89,317	$13,148	$33,356
[3] Investments at cost — affiliated	$1,012,733	$267,695	$19,970	$97,849
[4] Foreign currency at cost	$530,600	—	$7,260	—

Net Assets Consist of
Institutional:
Net assets	$272,295	$650,089	$145,057	$194,260

Shares outstanding	25,698	61,040	12,153	16,524

Net asset value	$10.60	$10.65	$11.94	$11.76

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Class K:
Net assets	$123,570,921	$10,549,669	$11,833,968	$11,639,106

Shares outstanding	11,663,274	990,719	991,353	990,000

Net asset value	$10.59	$10.65	$11.94	$11.76

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

See Notes to Financial Statements.

34	BLACKROCK FUNDS	JULY 31, 2017

Statements of Operations

Year Ended July 31, 2017	iShares Edge MSCI Min Vol EAFE Index Fund	iShares Edge MSCI Min Vol USA Index Fund	iShares Edge MSCI Multifactor Intl Index Fund	iShares Edge MSCI Multifactor USA Index Fund

Investment Income
Dividends — unaffiliated	$2,756,280	$230,322	$341,194	$243,679
Dividends — affiliated	1,782	935	79	909
Securities lending income — affiliated — net	46	34	60	7
Foreign taxes withheld	(225,359)	(8)	(30,371)	(57)

Total investment income	2,532,749	231,283	310,962	244,538

Expenses
Offering	101,456	93,528	97,562	98,097
Professional	52,781	51,775	52,769	51,784
Investment advisory	51,505	4,027	32,340	22,479
Custodian	23,223	2,524	7,368	1,837
Printing	17,916	20,142	18,592	24,605
Registration	17,518	17,420	17,420	17,420
Officer and Trustees	9,598	8,342	8,342	8,370
Transfer agent — class specific	614	668	614	635
Recoupment of past waived fees — class specific	1	—	—	—
Miscellaneous	23,089	11,896	22,562	11,915

Total expenses	297,701	210,322	257,569	237,142
Less:
Fees waived by the Manager	(51,504)	(4,027)	(32,340)	(22,478)
Other expenses reimbursed by the Manager	(129,665)	(192,510)	(185,812)	(185,614)
Transfer agent fees waived and/or reimbursed — class specific	(570)	(598)	(564)	(579)

Total expenses after fees waived and/or reimbursed	115,962	13,187	38,853	28,471

Net investment income	2,416,787	218,096	272,109	216,067

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	263,795	(123,718)	140,799	443,419
Investments — affiliated	9,112	3,599	(1)	3,319
Futures contracts	11,899	10,862	20,799	11,724
Foreign currency transactions	102,594	—	(5,185)	—
Capital gain distributions from investment companies — affiliated	—	1	—	1

	387,400	(109,256)	156,412	458,463

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	11,013,444	752,321	1,533,879	1,173,013
Investments — affiliated	—	2,797	—	1,839
Futures contracts	(5,810)	(1,132)	(2,758)	(1,132)
Foreign currency translations	11,706	—	(1,472)	—

	11,019,340	753,986	1,529,649	1,173,720

Net realized and unrealized gain	11,406,740	644,730	1,686,061	1,632,183

Net Increase in Net Assets Resulting from Operations	$13,823,527	$862,826	$1,958,170	$1,848,250

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	35

Statements of Changes in Net Assets

	iShares Edge MSCI Min Vol EAFE Index Fund		iShares Edge MSCI Min Vol USA Index Fund
Increase (Decrease) in Net Assets:	Year Ended July 31, 2017	Period from July 13, 2016[1] to July 31, 2016	Year Ended July 31, 2017	Period from July 13, 2016[1] to July 31, 2016

Operations
Net investment income	$2,416,787	$3,678	$218,096	$4,318
Net realized gain (loss)	387,400	65	(109,256)	(29)
Net change in unrealized appreciation (depreciation)	11,019,340	117,550	753,986	(6,112)

Net increase (decrease) in net assets resulting from operations	13,823,527	121,293	862,826	(1,823)

Distributions to Shareholders[2]
From net investment income:
Institutional	(4,744)	—	(4,781)	—
Class K	(2,349,012)	—	(198,221)	—
From net realized gain:
Institutional	(5)	—	(34)	—
Class K	(538)	—	(2,595)	—

Decrease in net assets resulting from distributions to shareholders	(2,354,299)	—	(205,631)	—

Capital Share Transactions
Net increase in net assets derived from capital share transactions	102,252,695	10,000,000	516,085	10,028,301

Net Assets
Total increase in net assets	113,721,923	10,121,293	1,173,280	10,026,478
Beginning of year	10,121,293	—	10,026,478	—

End of year	$123,843,216	$10,121,293	$11,199,758	$10,026,478

Undistributed net investment income, end of year	$206,555	$3,678	$25,462	$4,386

[1] Commencement of operations.
[2] Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

36	BLACKROCK FUNDS	JULY 31, 2017

Statements of Changes in Net Assets

	iShares Edge MSCI Multifactor Intl Index Fund		iShares Edge MSCI Multifactor USA Index Fund
Increase (Decrease) in Net Assets:	Year Ended July 31, 2017	Period from July 13, 2016[1] to July 31, 2016	Year Ended July 31, 2017	Period from July 13, 2016[1] to July 31, 2016

Operations
Net investment income	$272,109	$7,156	$216,067	$1,670
Net realized gain (loss)	156,412	(4)	458,463	75
Net change in unrealized appreciation (depreciation)	1,529,649	247,232	1,173,720	114,668

Net increase in net assets resulting from operations	1,958,170	254,384	1,848,250	116,413

Distributions to Shareholders[2]
From net investment income:
Institutional	(3,210)	—	(2,514)	—
Class K	(259,793)	—	(202,489)	—
From net realized gain:
Institutional	(88)	—	(12)	—
Class K	(8,694)	—	(1,195)	—

Decrease in net assets resulting from distributions to shareholders	(271,785)	—	(206,210)	—

Capital Share Transactions
Net increase in net assets derived from capital share transactions	38,256	10,000,000	74,913	10,000,000

Net Assets
Total increase in net assets	1,724,641	10,254,384	1,716,953	10,116,413
Beginning of year	10,254,384	—	10,116,413	—

End of year	$11,979,025	$10,254,384	$11,833,366	$10,116,413

Undistributed net investment income, end of year	$59,645	$7,356	$25,933	$1,834

[1]	Commencement of operations.

[2]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	37

Financial Highlights	iShares Edge MSCI Min Vol EAFE Index Fund

	Institutional
	Year Ended July 31, 2017		Period July 13, 2016[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.12		$10.00

Net investment income[2]	0.28		0.00	[3]
Net realized and unrealized gain (loss)	0.50		0.12

Net increase from investment operations	0.78		0.12

Distributions:[4]
From net investment income	(0.30)		—
From net realized gain	(0.00)[5]		—

Total distributions	(0.30)		—

Net asset value, end of period	$10.60		$10.12

Total Return[6]
Based on net asset value	7.90%		1.20%	[7]

Ratios to Average Net Assets
Total expenses	1.35%	[8,9]	3.97%	[10,11]

Total expenses after fees waived and/or reimbursed	0.22%	[8]	0.23%	[10]

Net investment income	2.82%	[8]	0.70%	[10]

Supplemental Data
Net assets, end of period (000)	$272		$101

Portfolio turnover rate	48%		—

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005 per share.

[4]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[5]	Amount is greater than $(0.005) per share.

[6]	Where applicable, assumes the reinvestment of distributions.

[7]	Aggregate total return.

[8]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[9]	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.35%.

[10]	Annualized.

[11]	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 13.44%.

See Notes to Financial Statements.

38	BLACKROCK FUNDS	JULY 31, 2017

Financial Highlights (concluded)	iShares Edge MSCI Min Vol EAFE Index Fund

	Class K
	Year Ended July 31, 2017		Period July 13, 2016[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.12		$10.00

Net investment income[2]	0.38		0.00	[3]
Net realized and unrealized gain (loss)	0.39		0.12

Net increase from investment operations	0.77		0.12

Distributions:[4]
From net investment income	(0.30)		—
From net realized gain	(0.00)[5]		—

Total distributions	(0.30)		—

Net asset value, end of period	$10.59		$10.12

Total Return[6]
Based on net asset value	7.84%		1.20%	[7]

Ratios to Average Net Assets
Total expenses	0.46%	[8,9]	3.90%	[10,11]

Total expenses after fees waived and/or reimbursed	0.18%	[8]	0.18%	[10]

Net investment income	3.76%	[8]	0.75%	[10]

Supplemental Data
Net assets, end of period (000)	$123,571		$10,020

Portfolio turnover rate	48%		—

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005 per share.

[4]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[5]	Amount is greater than $(0.005) per share.

[6]	Where applicable, assumes the reinvestment of distributions.

[7]	Aggregate total return.

[8]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[9]	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.46%.

[10]	Annualized.

[11]	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 13.37%.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	39

Financial Highlights	iShares Edge MSCI Min Vol USA Index Fund

	Institutional
	Year Ended July 31, 2017	Period July 13, 2016[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00

Net investment income[2]	0.21	0.00	[3]
Net realized and unrealized (loss)	0.64	(0.00)[4]

Net increase from investment operations	0.85	0.00

Distributions:[5]
From net investment income	(0.20)	—
From net realized gain	(0.00)[4]	—

Total distributions	(0.20)	—

Net asset value, end of period	$10.65	$10.00

Total Return[6]
Based on net asset value	8.65%	0.00%	[7]

Ratios to Average Net Assets
Total expenses	1.99% [8]	2.81%	[9,10,11]

Total expenses after fees waived and/or reimbursed	0.17%	0.18%	[9,10]

Net investment income	2.03%	0.85%	[9,10]

Supplemental Data
Net assets, end of period (000)	$650	$128

Portfolio turnover rate	25%	1%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005 per share.

[4]	Amount is greater than $(0.005) per share.

[5]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[6]	Where applicable, assumes the reinvestment of distributions.

[7]	Aggregate total return.

[8]	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.99%.

[9]	Annualized.

[10]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.

[11]	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 11.78%.

See Notes to Financial Statements.

40	BLACKROCK FUNDS	JULY 31, 2017

Financial Highlights (concluded)	iShares Edge MSCI Min Vol USA Index Fund

	Class K
	Year Ended July 31, 2017	Period July 13, 2016[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00

Net investment income[2]	0.22	0.00	[3]
Net realized and unrealized (loss)	0.63	(0.00)[4]

Net increase from investment operations	0.85	0.00

Distributions:[5]
From net investment income	(0.20)	—
From net realized gain	(0.00)[4]	—

Total distributions	(0.20)	—

Net asset value, end of period	$10.65	$10.00

Total Return[6]
Based on net asset value	8.70%	0.00%	[7]

Ratios to Average Net Assets
Total expenses	2.09% [8]	2.75%	[9,10,11]

Total expenses after fees waived and/or reimbursed	0.13%	0.13%	[9,10]

Net investment income	2.17%	0.87%	[9,10]

Supplemental Data
Net assets, end of period (000)	$10,550	$9,898

Portfolio turnover rate	25%	1%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005 per share.

[4]	Amount is greater than $(0.005) per share.

[5]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[6]	Where applicable, assumes the reinvestment of distributions.

[7]	Aggregate total return.

[8]	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.09%.

[9]	Annualized.

[10]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.

[11]	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 11.99%.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	41

Financial Highlights	iShares Edge MSCI Multifactor Intl Index Fund

	Institutional
	Year Ended July 31, 2017	Period July 13, 2016[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.25	$10.00

Net investment income[2]	0.30	0.01
Net realized and unrealized gain	1.66	0.24

Net increase from investment operations	1.96	0.25

Distributions:[3]
From net investment income	(0.26)	—
From net realized gain	(0.01)	—

Total distributions	(0.27)	—

Net asset value, end of period	$11.94	$10.25

Total Return[4]
Based on net asset value	19.32%	2.50%	[5]

Ratios to Average Net Assets
Total expenses	2.34% [6]	4.20%	[7,8]

Total expenses after fees waived and/or reimbursed	0.39%	0.45%	[7]

Net investment income	2.72%	1.39%	[7]

Supplemental Data
Net assets, end of period (000)	$145	$103

Portfolio turnover rate	44%	—

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.34%.

[7]	Annualized.

[8]	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 13.62%.

See Notes to Financial Statements.

42	BLACKROCK FUNDS	JULY 31, 2017

Financial Highlights (concluded)	iShares Edge MSCI Multifactor Intl Index Fund

	Class K
	Year Ended July 31, 2017	Period July 13, 2016[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.25	$10.00

Net investment income[2]	0.27	0.01
Net realized and unrealized gain	1.69	0.24

Net increase from investment operations	1.96	0.25

Distributions:[3]
From net investment income	(0.26)	—
From net realized gain	(0.01)	—

Total distributions	(0.27)	—

Net asset value, end of period	$11.94	$10.25

Total Return[4]
Based on net asset value	19.37%	2.50%	[5]

Ratios to Average Net Assets
Total expenses	2.39% [6]	4.13%	[7,8]

Total expenses after fees waived and/or reimbursed	0.36%	0.40%	[7]

Net investment income	2.52%	1.44%	[7]

Supplemental Data
Net assets, end of period (000)	$11,834	$10,152

Portfolio turnover rate	44%	—

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.39%.

[7]	Annualized.

[8]	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 13.55%.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	43

Financial Highlights	iShares Edge MSCI Multifactor USA Index Fund

	Institutional
	Year Ended July 31, 2017	Period July 13, 2016[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.12	$10.00

Net investment income[2]	0.21	0.00	[3]
Net realized and unrealized gain	1.63	0.12

Net increase from investment operations	1.84	0.12

Distributions:[4]
From net investment income	(0.20)	—
From net realized gain	(0.00)[5]	—

Total distributions	(0.20)	—

Net asset value, end of period	$11.76	$10.12

Total Return[6]
Based on net asset value	18.35%	1.20%	[7]

Ratios to Average Net Assets
Total expenses	2.21% [8]	2.54%	[9,10,11]

Total expenses after fees waived and/or reimbursed	0.30%	0.35%	[9,10]

Net investment income	1.89%	0.29%	[9,10]

Supplemental Data
Net assets, end of period (000)	$194	$101

Portfolio turnover rate	43%	—	[12]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005 per share.

[4]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[5]	Amount is greater than $(0.005) per share.

[6]	Where applicable, assumes the reinvestment of distributions.

[7]	Aggregate total return.

[8]	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.21%.

[9]	Annualized.

[10]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.

[11]	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 11.73%.

[12]	Amount is less than 0.50%

See Notes to Financial Statements.

44	BLACKROCK FUNDS	JULY 31, 2017

Financial Highlights (concluded)	iShares Edge MSCI Multifactor USA Index Fund

	Class K
	Year Ended July 31, 2017	Period July 13, 2016[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$10.12	$10.00

Net investment income[2]	0.21	0.00	[3]
Net realized and unrealized gain	1.63	0.12

Net increase from investment operations	1.84	0.12

Distributions:[4]
From net investment income	(0.20)	—
From net realized gain	(0.00)[5]	—

Total distributions	(0.20)	—

Net asset value, end of period	$11.76	$10.12

Total Return[6]
Based on net asset value	18.40%	1.20%	[7]

Ratios to Average Net Assets
Total expenses	2.17% [8]	2.47%	[9,10,11]

Total expenses after fees waived and/or reimbursed	0.26%	0.30%	[9,10]

Net investment income	1.98%	0.34%	[9,10]

Supplemental Data
Net assets, end of period (000)	$11,639	$10,015

Portfolio turnover rate	43%	—	[12]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005 per share.

[4]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[5]	Amount is greater than $(0.005) per share.

[6]	Where applicable, assumes the reinvestment of distributions.

[7]	Aggregate total return.

[8]	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.17%.

[9]	Annualized.

[10]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.

[11]	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 11.67%.

[12]	Amount is less than 0.50%

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	45

Notes to Financial Statements

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Trust is organized as a Massachusetts business trust. Each Fund is a series of the Trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred to As	Diversification Classification
iShares Edge MSCI Min Vol EAFE Index Fund	Min Vol EAFE	Diversified
iShares Edge MSCI Min Vol USA Index Fund	Min Vol USA	Diversified
iShares Edge MSCI Multifactor Intl Index Fund	MF International	Non-diversified
iShares Edge MSCI Multifactor USA Index Fund	MF USA	Non-diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions. Institutional and Class K shares are sold without a sales charge and only to certain eligible investors.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None

On February 24, 2017, the Board of Trustees of the Trust approved a name change from BlackRock Min Vol EAFE Index Fund, BlackRock Min Vol USA Index Fund, BlackRock Multifactor International Index Fund and BlackRock Multifactor USA Index Fund to iShares Edge MSCI Min Vol EAFE Index Fund, iShares Edge MSCI Min Vol USA Index Fund, iShares Edge MSCI Multifactor Intl Index Fund and iShares Edge MSCI Multifactor USA Index Fund, respectively.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Recognition Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

46	BLACKROCK FUNDS	JULY 31, 2017

Notes to Financial Statements (continued)

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations.

SEC Reporting Modernization: The U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended other rules to enhance the reporting and disclosure of information by registered investment companies. As part of these changes, the SEC amended Regulation S-X to standardize and enhance disclosures in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that a Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

BLACKROCK FUNDS	JULY 31, 2017	47

Notes to Financial Statements (continued)

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

48	BLACKROCK FUNDS	JULY 31, 2017

Notes to Financial Statements (continued)

As of period end, the following table is a summary of the Funds’ securities lending agreements by counterparty which are subject to offset under an MSLA:

Min Vol EAFE
	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
JPMorgan Securities LLC	$117,416	$(117,416)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	52,418	(52,418)	—
State Street Bank and Trust Co.	515,401	(515,401)	—

	$685,235	$(685,235)	—

Min Vol USA
Jefferies LLC	$39,465	$(39,465)	—
JPMorgan Securities LLC	49,852	(49,852)	—

	$89,317	$(89,317)	—

MF International
Citigroup Global Markets, Inc.	$13,148	$(13,148)	—

MF USA
JPMorgan Securities LLC	$33,356	$(33,356)	—

[1]    Cash collateral with a value of $708,449, $91,808, $13,599 and $35,530, respectively, has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BTC. BTC’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure, to changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

BLACKROCK FUNDS	JULY 31, 2017	49

Notes to Financial Statements (continued)

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees
Min Vol EAFE	0.08%
Min Vol USA	0.04%
MF International	0.30%
MF USA	0.20%

Prior to March 16, 2017 the investment advisory fee for MF USA was 0.21%.

With respect to each Fund, the Manager entered into separate sub-advisory agreements with BlackRock Fund Advisors (“BFA”), an affiliate of the Manager. The Manager pays BFA, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds.

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

For the year ended July 31, 2017, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Class K	Total
Min Vol EAFE	$65	$549	$614
Min Vol USA	$119	$549	$668
MF International	$65	$549	$614
MF USA	$86	$549	$635

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to the Funds, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation caps, as applicable, will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived by the Manager in the Statements of Operations. For the year ended July 31, 2017, the amounts waived were as follows:

Amount Waived
Min Vol EAFE	$251
Min Vol USA	$70
MF International	$10
MF USA	$50

Effective September 1, 2016, the Manager voluntarily agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee. Prior to September 1, 2016, the Manager did not waive such fees. Effective November 28, 2016, the waiver became contractual through November 30, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the independent trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of a Fund. This amount is included in fees waived by the Manager in the Statements of Operations. For the year ended July 31, 2017, the amount included in fees waived the Manager were as follows:

Amount Waived
Min Vol EAFE	$153
Min Vol USA	$13
MF International	—
MF USA	$95

50	BLACKROCK FUNDS	JULY 31, 2017

Notes to Financial Statements (continued)

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The current expense limitations as a percentage of average daily net assets are as follows:

	Institutional	Class K
Min Vol EAFE	0.23%	0.18%
Min Vol USA	0.18%	0.13%
MF International	0.35%	0.30%
MF USA	0.25%	0.20%

Prior to March 16, 2017, the expense limitations for MF International and MF USA were as follows:

	Institutional	Class K
MF International	0.45%	0.40%
MF USA	0.35%	0.30%

The Manager has agreed not to reduce or discontinue this contractual expense limitation through November 30, 2017 for Min Vol EAFE and Min Vol USA and through November 30, 2018 for MF International and MF USA, unless approved by the Board, including a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Funds.

These amounts waived and/or reimbursed are included in fees waived by the Manager, and shown as other expenses reimbursed by the Manager, respectively, in the Statements of Operations. For the year ended July 31, 2017, the expense waivers and/or reimbursements were as follows:

	Fees Waived by the Manager	Other Expenses Reimbursed by the Manager
Min Vol EAFE	$51,100	$129,665
Min Vol USA	$3,944	$192,510
MF International	$32,330	$185,812
MF USA	$22,333	$185,614

For the year ended July 31, 2017, class specific expense waivers and/or reimbursements are as follows:

Transfer Agent Fees Waived and/or Reimbursed	Institutional	Class K	Total
Min Vol EAFE	$21	$549	$570
Min Vol USA	$49	$549	$598
MF International	$15	$549	$564
MF USA	$30	$549	$579

With respect to the contractual expense caps, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense cap for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a)	The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.

(b)	The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	Each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and

•	The Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

In the event the expense cap for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense cap for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense cap for that share class.

BLACKROCK FUNDS	JULY 31, 2017	51

Notes to Financial Statements (continued)

For the year ended July 31, 2017, the Manager recouped the following fund level and class specific waivers and/or reimbursements previously recorded by Min Vol EAFE:

Min Vol EAFE
Institutional	$1

On July 31, 2017, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring July 31,
	2018	2019
Min Vol EAFE
Fund Level	$54,983	$180,765
Institutional	—	$21
Class K	$49	$549
Min Vol USA
Fund Level	$48,547	$196,454
Institutional	$1	$49
Class K	$48	$549
MF International
Fund Level	$55,141	$218,142
Institutional	$1	$15
Class K	$49	$549
MF USA
Fund Level	$46,403	$207,947
Institutional	$1	$30
Class K	$49	$549

Securities Lending: The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to cap the collateral investment fees at an annual rate of 0.04%. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% on the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, Min Vol USA and MF USA retain 71.5% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, Min Vol USA and MF USA, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, Min Vol EAFE and MF International retain 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, Min Vol EAFE and MF International, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to June 12, 2017, BlackRock Investment Management, LLC (“BIM”) was the Funds’ securities lending agent. For the year ended July 31, 2017, there were no payments to BIM for securities lending agent services.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended July 31, 2017, each Fund paid BIM and BTC the following amounts for securities lending agent services:

	Min Vol EAFE	Min Vol USA	MF International	MF USA
BTC	$11	$13	$15	$3

52	BLACKROCK FUNDS	JULY 31, 2017

Notes to Financial Statements (continued)

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33  1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended July 31, 2017, the Funds did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended July 31, 2017, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Gain (Loss)
Min Vol EAFE	$304,585	—	—

7. Purchases and Sales:

For the period ended July 31, 2017, purchases and sales of investments excluding short-term securities were as follows:

	Min Vol EAFE	Min Vol USA	MF International	MF USA
Purchases	$132,169,480	$3,139,683	$4,934,572	$4,762,672
Sales	$30,553,632	$2,512,299	$4,676,740	$4,609,245

8. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for the year ended July 31, 2017 and the period ended July 31, 2016. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable to foreign currency transactions, the characterization of corporate actions, income recognized from pass-through entities and non-deductible expenses were reclassified to the following accounts:

	Min Vol EAFE	Min Vol USA	MF Intl	MF USA
Paid-in capital	$(47,900)	$(5,984)	$(16,872)	$(13,035)
Undistributed net investment income	$139,846	$5,982	$43,183	$13,035
Accumulated net realized gain (loss)	$(91,946)	$2	$(26,311)	$—

The tax character of distributions was as follows:

		Min Vol EAFE	Min Vol USA	MF Intl	MF USA
Ordinary income	07/31/17	$2,354,062	$204,952	$267,755	$205,531
Long-term capital gains	07/31/17	237	679	4,030	679

Total	07/31/17	$2,354,299	$205,631	$271,785	$206,210

BLACKROCK FUNDS	JULY 31, 2017	53

Notes to Financial Statements (continued)

As of period end, the tax components of accumulated net earnings (losses) were as follows:

	Min Vol EAFE	Min Vol USA	MF Intl	MF USA
Undistributed ordinary income	$562,553	$25,462	$269,338	$477,234
Undistributed long-term capital gains	8,977	—	7,299	6,465
Net unrealized gains/losses[1]	11,066,974	747,402	1,681,188	1,287,953
Qualified late-year losses[2]	—	(111,440)	—	—

Total	$11,638,504	$661,424	$1,957,825	$1,771,652

[1]

The differences between book-basis and tax-basis net unrealized gains were attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income and the realization for tax purposes of unrealized gains/losses on certain futures and foreign currency contracts.

[2]	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

	Min Vol EAFE	Min Vol USA	MF Intl	MF USA
Tax cost	$112,788,597	$10,550,308	$10,280,328	$10,543,887

Gross unrealized appreciation	$12,305,556	$1,047,482	$1,917,556	$1,490,207
Gross unrealized depreciation	(1,249,168)	(300,080)	(236,898)	(202,254)

Net unrealized appreciation (depreciation)	$11,056,388	$747,402	$1,680,658	$1,287,953

9. Bank Borrowings:

The Trust, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2017, the Funds did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, certain Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities may also be affected by one or all of the following: (i) general economy; (ii) overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; and (iv) currency, interest rate and price fluctuations.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that they believe the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

54	BLACKROCK FUNDS	JULY 31, 2017

Notes to Financial Statements (continued)

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When the Funds concentrate their investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile and less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

The United Kingdom voted on June 23, 2016 to withdraw from the European Union, which may introduce significant new uncertainties and instability in the financial markets across Europe.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended July 31, 2017		Period July 13, 2016[1] to July 31, 2016
Min Vol EAFE	Shares	Amount	Shares	Amount
Institutional
Shares sold	15,600	$164,214	10,000	$100,000
Shares issued in reinvestment of distributions	167	1,766	—	—
Shares redeemed	(69)	(733)	—	—

Net increase	15,698	$165,247	10,000	$100,000

Class K
Shares sold	10,741,770	$102,711,946	990,000	$9,900,000
Shares issued in reinvestment of distributions	199,027	2,050,322	—	—
Shares redeemed	(267,523)	(2,674,820)	—	—

Net increase	10,673,274	$102,087,448	990,000	$9,900,000

Total Net Increase	10,688,972	$102,252,695	1,000,000	$10,000,000

BLACKROCK FUNDS	JULY 31, 2017	55

Notes to Financial Statements (continued)

	Year Ended July 31, 2017		Period July 13, 2016[1] to July 31, 2016
Min Vol USA	Shares	Amount	Shares	Amount
Institutional
Shares sold	73,126	$755,318	12,830	$128,301
Shares issued in reinvestment of distributions	271	2,824	—	—
Shares redeemed	(25,187)	(248,996)	—	—

Net increase	48,210	$509,146	12,830	$128,301

Class K
Shares sold	713	$6,905	990,000	$9,900,000
Shares issued in reinvestment of distributions	6	63	—	—
Shares redeemed	—	(29)	—	—

Net increase	719	$6,939	990,000	$9,900,000

Total Net Increase	48,929	$516,085	1,002,830	$10,028,301

	Year Ended July 31, 2017		Period July 13, 2016[1] to July 31, 2016
MF International	Shares	Amount	Shares	Amount
Institutional
Shares sold	4,416	$49,195	10,000	$100,000
Shares issued in reinvestment of distributions	54	632	—	—
Shares redeemed	(2,317)	(27,554)	—	—

Net increase	2,153	$22,273	10,000	$100,000

Class K
Shares sold	1,337	$15,797	990,000	$9,900,000
Shares issued in reinvestment of distributions	16	186	—	—

Net increase	1,353	$15,983	990,000	$9,900,000

Total Net Increase	3,506	$38,256	1,000,000	$10,000,000

	Year Ended July 31, 2017		Period July 13, 2016[1] to July 31, 2016
MF USA	Shares	Amount	Shares	Amount
Institutional
Shares sold	7,826	$90,198	10,000	$100,000
Shares issued in reinvestment of distributions	44	515	—	—
Shares redeemed	(1,346)	(15,800)	—	—

Net increase	6,524	$74,913	10,000	$100,000

Class K
Shares sold	—	—	990,000	$9,900,000
Shares issued in reinvestment of distributions	—	—	—	—

Net increase	—	—	990,000	$9,900,000

Total Net Increase	6,524	$74,913	1,000,000	$10,000,000

[1]	Commencement of operations.

56	BLACKROCK FUNDS	JULY 31, 2017

Notes to Financial Statements (concluded)

At July 31, 2017, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

	Institutional	Class K
Min Vol EAFE	10,000	990,000
Min Vol USA	10,000	990,000
MF International	10,000	990,000
MF USA	10,000	990,000

12. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS	JULY 31, 2017	57

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds and Shareholders of iShares Edge MSCI Min Vol EAFE Index Fund, iShares Edge MSCI Min Vol USA Index Fund, iShares Edge MSCI Multifactor Intl Index Fund and iShares Edge MSCI Multifactor USA Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Edge MSCI Min Vol EAFE Index Fund, iShares Edge MSCI Min Vol USA Index Fund, iShares Edge MSCI Multifactor Intl Index Fund and iShares Edge MSCI Multifactor USA Index Fund (the “Funds”), each a series of BlackRock Funds, as of July 31, 2017, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for the year then ended and for the period July 13, 2016 (commencement of operations) through July 31, 2016, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of July 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

September 27, 2017

Important Tax Information (unaudited)

During fiscal year ended July 31, 2017, the following information is provided with respect to the ordinary income distributions paid by the Funds:

	Payable Date	Min Vol EAFE	Min Vol USA	MF Intl	MF USA
Qualified Dividend Income for Individuals[1]	10/14/16	62.21%[2]	71.61%	63.02%[2]	87.17%
	12/16/16	75.39%[2]	70.67%	95.60%[2]	92.64%
	04/13/17	75.31%[2]	87.48%	53.53%[2]	22.05%
	07/21/17	75.31%[2]	87.48%	53.53%[2]	22.05%
Dividends Qualifying for the Dividend Received Deduction for Corporations[1]	Quarterly	—	75.21%	—	29.21%
Foreign Source Income	Quarterly	78.67%[2]	—	62.12%[2]	—
Foreign Taxes Paid Per Share[3]	04/13/17	0.007206	—	0.002626	—
	07/21/17	0.010455	—	0.013103	—
Qualified Short-Term Capital Gains per share for Non-U.S. Residents[4]	12/16/16	1.06%	5.85%	23.87%	1.63%
Long Term Cap Gains Paid Per Share	12/16/16	0.000237	0.000678	0.004030	0.000679

[1]	The Funds hereby designate the percentage indicated above or the maximum amount allowable by law.

[2]	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

[3]

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

[4]	Represents the per share portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

58	BLACKROCK FUNDS	JULY 31, 2017

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met in person on April 20, 2017 (the “April Meeting”) and May 24-25, 2017 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Trust, on behalf of iShares Edge MSCI Min Vol EAFE Index Fund (“Min Vol EAFE Index Fund”), iShares Edge MSCI Min Vol USA Index Fund (“Min Vol USA Index Fund”), iShares Edge MSCI Multifactor Intl Index Fund (“Multifactor Intl Index Fund”) and iShares Edge MSCI Multifactor USA Index Fund (“Multifactor USA Index Fund,” and together with Min Vol EAFE Index Fund, Min Vol USA Index Fund and Multifactor Intl Index Fund, the “Funds”), each a series of the Trust, and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Trust’s investment advisor.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Funds and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Funds for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Funds; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Trust’s adherence to its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Funds; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on the fees and expenses of each Fund as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds as determined by Broadridge1, as well as the performance of each Fund as compared with its benchmark; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs, closed-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence,

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

BLACKROCK FUNDS	JULY 31, 2017	59

Disclosure of Investment Advisory Agreement (continued)

impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Fund to BlackRock; and (g) sales and redemption data regarding each Fund’s shares.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust with respect to each Fund for a one-year term ending June 30, 2018. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of the portfolio holdings of each Fund, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to other funds in its applicable Broadridge category and the performance of the Fund as compared with its benchmark. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

60	BLACKROCK FUNDS	JULY 31, 2017

Disclosure of Investment Advisory Agreement (continued)

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for the since-inception period reported, Multifactor USA Index Fund’s net performance equaled its benchmark.

The Board noted that for the since-inception period reported, the net performance of each of Min Vol EAFE Index Fund, Min Vol USA Index Fund and Multifactor Intl Index Fund underperformed the pertinent Fund’s benchmark.

BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for each Fund.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with the other funds in its Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of other funds in its Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2016 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Funds by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Funds and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Funds, to each respective Fund. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that Min Vol USA Index Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that Min Vol EAFE Index Fund’s contractual management fee rate ranked first out of three funds, and that the actual management fee rate and total expense ratio ranked first out of three funds and second out of three funds, respectively, relative to the Fund’s Expense Peers.

The Board noted that Multifactor Intl Index Fund’s contractual management fee rate ranked second out of three funds, and that the actual management fee rate and total expense ratio ranked first out of three funds and third out of three funds, respectively, relative to the Fund’s Expense Peers.

The Board noted that Multifactor USA Index Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the first and third quartiles, respectively, relative to the Fund’s Expense Peers.

The Board also noted that BlackRock has contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

BLACKROCK FUNDS	JULY 31, 2017	61

Disclosure of Investment Advisory Agreement (concluded)

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust with respect to each Fund for a one-year term ending June 30, 2018. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and, as applicable, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Funds reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

62	BLACKROCK FUNDS	JULY 31, 2017

Disclosure of Sub-Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met in person on November 16-18, 2016 (the “November 2016 Meeting”) to consider the initial approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between BlackRock Advisors, LLC (the “Manager”), the Trust’s investment advisor, and BlackRock Fund Advisors, LLC (the “Sub-Advisor”) with respect to iShares Edge MSCI Min Vol EAFE Index Fund (“Min Vol EAFE Index Fund”), iShares Edge MSCI Min Vol USA Index Fund (“Min Vol USA Index Fund”), iShares Edge MSCI Multifactor Intl Index Fund (“Multifactor Intl Index Fund”) and iShares Edge MSCI Multifactor USA Index Fund (“Multifactor USA Index Fund”), each a series of the Trust. Min Vol EAFE Index Fund, Min Vol USA Index Fund, Multifactor Intl Index Fund and Multifactor USA Index Fund are referred to herein individually as a “Fund” or collectively as the “Funds.” The Sub-Advisory Agreement was substantially the same as sub-advisory agreements that had previously been approved by the Board with respect to certain other portfolios of the Trust.

On the date of the November 2016 Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). Pursuant to the 1940 Act, the Board is required to consider the initial approval of the Sub-Advisory Agreement.

The Board previously met in person on May 18-20, 2016 (the “May 2016 Meeting”) to consider the approval of the proposed investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of each Fund, and the Manager. At the May 2016 Meeting, the Board, including the Independent Board Members, approved the Advisory Agreement with respect to each Fund for a two-year term beginning on the effective date of the Advisory Agreement. A discussion of the basis for the Board’s approval of the Advisory Agreement with respect to each Fund at the May 2016 Meeting is included in the annual shareholder report of the Fund for the period ended July 31, 2016.

At the November 2016 Meeting, the Board reviewed materials relating to its consideration of the Sub-Advisory Agreement. The factors considered by the Board at the November 2016 Meeting in connection with approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the May 2016 Meeting with respect to approval of the Advisory Agreement.

Following discussion, all the Board Members present at the November 2016 Meeting, including all the Independent Board Members present at the November 2016 Meeting, approved the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to each Fund for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including a majority of the Independent Board Members, was satisfied that the terms of the Sub-Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

BLACKROCK FUNDS	JULY 31, 2017	63

Officers and Trustees

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[2]
Rodney D. Johnson 1941	Chair of the Board and Trustee	Since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 144 Portfolios	None
Susan J. Carter 1956	Trustee	Since 2016	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016; Trustee, Financial Accounting Foundation since 2017.	26 RICs consisting of 144 Portfolios	None
Collette Chilton 1958	Trustee	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 144 Portfolios	None
Neil A. Cotty 1954	Trustee	Since 2016	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 144 Portfolios	None
Cynthia A. Montgomery 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 144 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee	Since 2007	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 144 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 144 Portfolios	None
Mark Stalnecker 1951	Trustee	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 144 Portfolios	None
Kenneth L. Urish 1951	Trustee	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 144 Portfolios	None
Claire A. Walton 1957	Trustee	Since 2016	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 144 Portfolios	None
Frederick W. Winter 1945	Trustee	Since 2007	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 144 Portfolios	None

64	BLACKROCK FUNDS	JULY 31, 2017

Officers and Trustees (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Interested Trustees[4]
Barbara G. Novick 1960	Trustee	Since 2015	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	101 RICs consisting of 219 Portfolios	None
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	128 RICs consisting of 317 Portfolios	None
[1] The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[2]    Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

[3]    Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the Board in 2007, those Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

[4]    Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock and its affiliates. Ms. Novick and Mr. Perlowski are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Ms. Novick is a board member of the BlackRock Closed-End Complex and Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex.

BLACKROCK FUNDS	JULY 31, 2017	65

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers Who Are Not Trustees[2]
Thomas Callahan 1968	Vice President	Since 2016	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 537-4942.

Investment Adviser and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02111	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Sub-Adviser BlackRock Fund Advisors San Francisco, CA 94105	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

66	BLACKROCK FUNDS	JULY 31, 2017

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 537-4942.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 537-4942.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 537-4942; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 537-4942 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

BLACKROCK FUNDS	JULY 31, 2017	67

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

68	BLACKROCK FUNDS	JULY 31, 2017

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

MFMV-7/17-AR

JULY 31, 2017

ANNUAL REPORT

BlackRock FundsSM

➢	iShares Edge MSCI USA Momentum Factor Index Fund
➢	iShares Edge MSCI USA Quality Factor Index Fund
➢	iShares Edge MSCI USA Size Factor Index Fund
➢	iShares Edge MSCI USA Value Factor Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended July 31, 2017, risk assets, such as stocks and high-yield bonds, continued to deliver strong performance. These markets showed great resilience during a period with big surprises, including the aftermath of the U.K.’s vote to leave the European Union and the outcome of the U.S. presidential election, which brought only brief spikes in equity market volatility. These expressions of isolationism and discontent were countered by the closely watched and less surprising elections in France, the Netherlands and Australia.

Interest rates rose, which worked against high-quality assets with more interest rate sensitivity. Aside from the shortest-term Treasury bills, most U.S. Treasuries posted negative returns, as rising energy prices, modest wage increases and steady job growth led to expectations of higher inflation and anticipation of interest rate increases by the U.S. Federal Reserve (the “Fed”).

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and economic uncertainty. Reflationary expectations accelerated after the U.S. election in November 2016 and continued into the beginning of 2017, stoked by expectations that the new administration’s policies would provide an extra boost to U.S. growth.

The Fed has responded to these positive developments by increasing interest rates three times in the last six months, setting expectations for additional interest rate increases and moving toward normalizing monetary policy. Divergent global monetary policy continued in earnest, as the European Central Bank and the Bank of Japan reiterated their commitments to economic stimulus despite nascent signs of sustained economic growth in both countries.

In recent months, growing skepticism about the near-term likelihood of significant U.S. tax reform and infrastructure spending has tempered enthusiasm around the reflation trade. Similarly, renewed concern about oversupply has weighed on energy prices. Nonetheless, financial markets — and to an extent the Fed — have adopted a “wait-and-see” approach to the economic data and potential fiscal stimulus. Although uncertainty has persisted, benign credit conditions, modest inflation and the positive outlook for economic growth have kept markets relatively tranquil.

Although economic momentum is gaining traction, the capacity for rapid global growth is restrained by structural factors, including an aging population, low productivity growth and excess savings, as well as cyclical factors, such as the Fed moving toward the normalization of monetary policy and the length of the current expansion. Tempered economic growth and high valuations across most assets have set the stage for muted returns going forward. At current valuation levels, potential equity gains will likely be closely tied to the pace of earnings growth, which has remained solid thus far in 2017.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of July 31, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	9.51%	16.04%
U.S. small cap equities (Russell 2000® Index)	5.35	18.45
International equities (MSCI Europe, Australasia, Far East Index)	13.79	17.77
Emerging market equities (MSCI Emerging Markets Index)	18.98	24.84
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.35	0.54
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	2.33	(5.73)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.51	(0.51)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.40	0.36
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	4.57	10.94
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

BLACKROCK FUNDS	JULY 31, 2017	3

Fund Summary as of July 31, 2017	iShares Edge MSCI USA Momentum Factor Index Fund

Investment Objective

iShares Edge MSCI USA Momentum Factor Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks exhibiting relatively higher momentum characteristics.

On February 24, 2017, the Fund’s Board approved a proposal to change the name of BlackRock USA Momentum Factor Index Fund to iShares Edge MSCI USA Momentum Factor Index Fund, which was effective on June 19, 2017.

Portfolio Management Commentary

How did the Fund perform?

•

For the period since inception (December 20, 2016) to July 31, 2017, the Fund’s Institutional Shares returned 20.40% and Class K Shares returned 20.43%. The benchmark MSCI USA Momentum Index returned 20.68% for the same period.

•	Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

•

The performance of U.S. equities post-election suggested that market participants were optimistic about President Trump’s pro-growth policies including lower taxes, deregulation and infrastructure spending.

•

The reflation trade in the United States continued to gain steam in the first quarter of 2017. Macro data highlighted continued economic growth and a strengthening labor market, which supported the Fed’s decision to increase the federal funds rate by 25 basis points (0.25%) in March and again in June, marking three consecutive quarterly rate hikes. The Fed’s summary of economic projections indicated that they will maintain a gradual pace of tightening should current economic trends continue.

•

Expectations of the new administration’s policies also boosted market sentiment, sending several U.S. equity indices to record highs. The inauguration of President Trump in late January stoked risk-on appetite, as pledges of tax relief and increased fiscal spending were supportive of cyclical stocks. However, the final weeks of the second quarter of 2017 saw some profit taking as investor optimism waned, after the failed attempt to repeal the Affordable Care Act called into question whether the new administration will be able to push through further reforms in 2017. Despite these setbacks, U.S. equities finished the quarter strong and the 10-year Treasury yield added 31 basis points in the quarter.

•

Political risk was a headwind to U.S. equities. President Trump’s firing of FBI Director James Comey on May 9, 2017 and the subsequent developments regarding the investigation of pre-election correspondence between Trump administration members and Russian officials was an enduring source of negative market sentiment.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the MSCI USA Momentum Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Net Assets
JPMorgan Chase & Co.	5%
Microsoft Corp.	5
Bank of America Corp.	5
Apple, Inc.	5
Comcast Corp.	4
UnitedHealth Group, Inc.	4
Home Depot, Inc.	4
NVIDIA Corp.	4
Boeing Co.	3
Charter Communications, Inc.	3

Sector Allocation	Percent of Net Assets
Information Technology	31%
Financials	25
Consumer Discretionary	14
Health Care	12
Industrials	12
Materials	2
Short-Term Securities	1
Investment Companies	1
Real Estate	1
Telecommunication Services	1
Utilities[1]	—

[1]	Less than 1%.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

4	BLACKROCK FUNDS	JULY 31, 2017

iShares Edge MSCI USA Momentum Factor Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.

[2]	The Fund generally invests at least 80% of its assets, plus the amount of any borrowing for investment purposes, in securities of the MSCI USA Momentum Index.

[3]

An index that is designed to reflect the performance of an equity momentum strategy by emphasizing stocks with high price momentum, while maintaining reasonably high trading liquidity, investment capacity and moderate index turnover.

[4]	Commencement of operations.

Performance Summary for the Period Ended July 31, 2017

	6 Month Total Returns	Aggregate Total Returns[5]
		Since Inception[6]
Institutional	17.99%	20.40%
Class K	18.02	20.43
MSCI USA Momentum Index	18.26	20.68

[5]	See “About Fund Performance” on page 12 for a detailed description of share classes, including any related fees.

[6]	The Fund commenced operations on December 20, 2016.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During the Period[1]	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$1,179.90	$1.08	$1,000.00	$1,023.80	$1.00	0.20%
Class K	$1,000.00	$1,180.20	$0.81	$1,000.00	$1,024.05	$0.75	0.15%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

BLACKROCK FUNDS	JULY 31, 2017	5

Fund Summary as of July 31, 2017	iShares Edge MSCI USA Quality Factor Index Fund

Investment Objective

iShares Edge MSCI USA Quality Factor Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity.

On February 24, 2017, the Fund’s Board approved a proposal to change the name of BlackRock USA Quality Factor Index Fund to iShares Edge MSCI USA Quality Factor Index Fund, which was effective on June 19, 2017.

Portfolio Management Commentary

How did the Fund perform?

•

From inception through September 1, 2017, the Fund inadvertently tracked the MSCI USA Quality Index rather than the prospectus benchmark MSCI USA Sector Neutral Quality Index. The performance shown for the period of this report is the performance of the Fund when it sought to track the investment results of the MSCI USA Quality Index. On September 1, 2017, the Fund was traded into conformance with the prospectus benchmark MSCI USA Sector Neutral Quality Index.

•

For the period since inception (December 20, 2016) to July 31, 2017, the Fund’s Institutional Shares returned 10.12% and Class K Shares returned 10.25%. The benchmark MSCI USA Sector Neutral Quality Index returned 8.61% for the same period. The MSCI USA Quality Index returned 10.36% for the same period.

•	Returns for the Fund’s respective share classes differ from the MSCI USA Quality Index based on individual share-class expenses.

Describe the market environment.

•

The performance of U.S. equities post-election suggested that market participants were optimistic about President Trump’s pro-growth policies including lower taxes, deregulation and infrastructure spending.

•

The reflation trade in the United States continued to gain steam in the first quarter of 2017. Macro data highlighted continued economic growth and a strengthening labor market, which supported the Fed’s decision to increase the federal funds rate by 25 basis points (0.25%) in March and again in June, marking three consecutive quarterly rate hikes. The Fed’s summary of economic projections indicated that they will maintain a gradual pace of tightening should current economic trends continue.

•

Expectations of the new administration’s policies also boosted market sentiment, sending several U.S. equity indices to record highs. The inauguration of President Trump in late January stoked risk-on appetite, as pledges of tax relief and increased fiscal spending were supportive of cyclical stocks. However, the final weeks of the second quarter of 2017 saw some profit taking as investor optimism waned, after the failed attempt to repeal the Affordable Care Act called into question whether the new administration will be able to push through further reforms in 2017. Despite these setbacks, U.S. equities finished the quarter strong and the 10-year Treasury yield added 31 basis points in the quarter.

•

Political risk was a headwind to U.S. equities. President Trump’s firing of FBI Director James Comey on May 9, 2017 and the subsequent developments regarding the investigation of pre-election correspondence between Trump administration members and Russian officials was an enduring source of negative market sentiment.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the MSCI USA Sector Neutral Quality Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Net Assets
Microsoft Corp.	5%
Johnson & Johnson	5
Apple, Inc.	5
Visa, Inc.	3
Mastercard, Inc.	3
Walt Disney Co.	3
Altria Group, Inc.	3
Intel Corp.	3
PepsiCo, Inc.	3
International Business Machines Corp.	3

Sector Allocation	Percent of Net Assets
Information Technology	40%
Consumer Discretionary	17
Health Care	14
Industrials	14
Consumer Staples	10
Financials	2
Materials	2
Real Estate	1
Investment Companies[1]	—
Energy[1]	—
Short-Term Securities[1]	—

[1]	Less than 1%.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6	BLACKROCK FUNDS	JULY 31, 2017

iShares Edge MSCI USA Quality Factor Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.

[2]

The Fund generally invests at least 80% of its assets, plus the amount of any borrowing for investment purposes, in securities of the MSCI USA Sector Neutral Quality Index. For the period shown, the Fund was not managed to the MSCI USA Sector Neutral Quality Index and the Fund’s total returns are the returns of the Fund when it inadvertently tracked the MSCI USA Quality Index. Past performance as compared to the MSCI USA Sector Neutral Quality Index is not indicative of future results.

[3]

An index that aims to capture the performance of securities that exhibit stronger quality characteristics relative to their peers within the same GICS® sector by identifying stocks with high quality scores based on three main fundamental variables: high return on equity, low leverage and low earnings variability.

[4]

An index that aims to capture the performance of quality growth stocks by identifying stocks with high quality scores based on three main fundamental variables: high return on equity, stable year-over-year earnings growth and low financial leverage.

[5]	Commencement of operations.

Performance Summary for the Period Ended July 31, 2017

	6 Month Total Returns	Aggregate Total Returns[6]
		Since Inception[7]
Institutional	10.00%	10.12%
Class K	10.13	10.25
MSCI USA Sector Neutral Quality Index	8.61	8.61
MSCI USA Quality Index	10.24	10.36

[6]	See “About Fund Performance” on page 12 for a detailed description of share classes, including any related fees.

[7]	The Fund commenced operations on December 20, 2016.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During the Period[1]	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$1,100.00	$1.04	$1,000.00	$1,023.80	$1.00	0.20%
Class K	$1,000.00	$1,101.30	$0.78	$1,000.00	$1,024.05	$0.75	0.15%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

BLACKROCK FUNDS	JULY 31, 2017	7

Fund Summary as of July 31, 2017	iShares Edge MSCI USA Size Factor Index Fund

Investment Objective

iShares Edge MSCI USA Size Factor Index Fund’s (the “Fund”) investment objective is to seek to seek to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with relatively smaller average market capitalization.

On February 24, 2017, the Fund’s Board approved a proposal to change the name of BlackRock USA Size Factor Index Fund to iShares Edge MSCI USA Size Factor Index Fund, which was effective on June 19, 2017.

Portfolio Management Commentary

How did the Fund perform?

•

For the period since inception (December 20, 2016) to July 31, 2017, the Fund’s Institutional Shares returned 9.44% and Class K Shares returned 9.47%. The benchmark MSCI USA Risk Weighted Index returned 9.63% for the same period.

•	Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

•

The performance of U.S. equities post-election suggested that market participants were optimistic about President Trump’s pro-growth policies including lower taxes, deregulation and infrastructure spending.

•

The reflation trade in the United States continued to gain steam in the first quarter of 2017. Macro data highlighted continued economic growth and a strengthening labor market, which supported the Fed’s decision to increase the federal funds rate by 25 basis points (0.25%) in March and again in June, marking three consecutive quarterly rate hikes. The Fed’s summary of economic projections indicated that they will maintain a gradual pace of tightening should current economic trends continue.

•	Expectations of the new administration’s policies also boosted market sentiment, sending several U.S. equity indices to record highs. The inauguration of President Trump in late January stoked risk-on appetite, as pledges of tax relief and increased fiscal spending were supportive of cyclical stocks. However, the final weeks of the second quarter of 2017 saw some profit taking as investor optimism waned, after the failed attempt to repeal the Affordable Care Act called into question whether the new administration will be able to push through further reforms in 2017. Despite these setbacks, U.S. equities finished the quarter strong and the 10-year Treasury yield added 31 basis points in the quarter.

•

Political risk was a headwind to U.S. equities. President Trump’s firing of FBI Director James Comey on May 9, 2017 and the subsequent developments regarding the investigation of pre-election correspondence between Trump administration members and Russian officials was an enduring source of negative market sentiment.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the MSCI USA Risk Weighted Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings*	Percent of Net Assets
PepsiCo, Inc.	1%

*	Fund does not hold any other positions in excess of 1% of Net Assets.

Sector Allocation	Percent of Net Assets
Financials	18%
Consumer Discretionary	13
Industrials	13
Information Technology	12
Health Care	11
Consumer Staples	8
Utilities	8
Real Estate	7
Materials	4
Energy	3
Short-Term Securities	2
Telecommunication Services	1
Investment Companies[1]	—

[1]	Less than 1%.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

8	BLACKROCK FUNDS	JULY 31, 2017

iShares Edge MSCI USA Size Factor Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.

[2]	The Fund generally invests at least 80% of its assets, plus the amount of any borrowing for investment purposes, in securities of the MSCI USA Risk Weighted Index.

[3]	An index that seeks to emphasize stocks with lower historical return variance and tends to have a bias towards lower size and lower risk stocks.

[4]	Commencement of operations.

Performance Summary for the Period Ended July 31, 2017

	6 Month Total Returns	Aggregate Total Returns[5]
		Since Inception[6]
Institutional	8.59%	9.44%
Class K	8.62	9.47
MSCI USA Risk Weighted Index	8.78	9.63

[5]	See “About Fund Performance” on page 12 for a detailed description of share classes, including any related fees.

[6]	The Fund commenced operations on December 20, 2016.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During the Period[1]	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$1,085.90	$1.03	$1,000.00	$1,023.80	$1.00	0.20%
Class K	$1,000.00	$1,086.20	$0.78	$1,000.00	$1,024.05	$0.75	0.15%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

BLACKROCK FUNDS	JULY 31, 2017	9

Fund Summary as of July 31, 2017	iShares Edge MSCI USA Value Factor Index Fund

Investment Objective

iShares Edge MSCI USA Value Factor Index Fund’s (the “Fund”) investment objective is to seek to seek to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks with value characteristics and relatively lower valuations.

On February 24, 2017, the Fund’s Board approved a proposal to change the name of BlackRock USA Value Factor Index Fund to iShares Edge MSCI USA Value Factor Index Fund, which was effective on June 19, 2017.

Portfolio Management Commentary

How did the Fund perform?

•

For the period since inception (December 20, 2016) to July 31, 2017, the Fund’s Institutional Shares returned 6.24% and Class K Shares returned 6.27%. The benchmark MSCI USA Enhanced Value Index returned 6.40% for the same period.

•	Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses.

Describe the market environment.

•

The performance of U.S. equities post-election suggested that market participants were optimistic about President Trump’s pro-growth policies including lower taxes, deregulation and infrastructure spending.

•

The reflation trade in the United States continued to gain steam in the first quarter of 2017. Macro data highlighted continued economic growth and a strengthening labor market, which supported the Fed’s decision to increase the federal funds rate by 25 basis points (0.25%) in March and again in June, marking three consecutive quarterly rate hikes. The Fed’s summary of economic projections indicated that they will maintain a gradual pace of tightening should current economic trends continue.

•	Expectations of the new administration’s policies also boosted market sentiment, sending several U.S. equity indices to record highs. The inauguration of President Trump in late January stoked risk-on appetite, as pledges of tax relief and increased fiscal spending were supportive of cyclical stocks. However, the final weeks of the second quarter of 2017 saw some profit taking as investor optimism waned, after the failed attempt to repeal the Affordable Care Act called into question whether the new administration will be able to push through further reforms in 2017. Despite these setbacks, U.S. equities finished the quarter strong and the 10-year Treasury yield added 31 basis points in the quarter.

•

Political risk was a headwind to U.S. equities. President Trump’s firing of FBI Director James Comey on May 9, 2017 and the subsequent developments regarding the investigation of pre-election correspondence between Trump administration members and Russian officials was an enduring source of negative market sentiment.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the MSCI USA Enhanced Value Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Net Assets
Apple, Inc.	9%
Wal-Mart Stores, Inc.	4
General Motors Co.	3
Pfizer, Inc.	3
Chevron Corp.	3
Intel Corp.	3
Gilead Sciences, Inc.	3
Cisco Systems, Inc.	3
Bank of America Corp.	3
Citigroup, Inc.	3

Sector Allocation	Percent of Net Assets
Information Technology	22%
Financials	14
Health Care	14
Consumer Discretionary	13
Industrials	10
Consumer Staples	9
Energy	7
Materials	3
Real Estate	3
Utilities	3
Telecommunication Services	2
Investment Companies[1]	—
Short-Term Securities[1]	—

[1]	Less than 1%.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

10	BLACKROCK FUNDS	JULY 31, 2017

iShares Edge MSCI USA Value Factor Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.

[2]	The Fund generally invests at least 80% of its assets, plus the amount of any borrowing for investment purposes, in securities of the MSCI USA Enhanced Value Index.

[3]	An index that is designed to represent the performance of securities that exhibit higher value characteristics relative to their peers within the corresponding GICS® sector.

[4]	Commencement of operations.

Performance Summary for the Period Ended July 31, 2017

	6 Month Total Returns	Aggregate Total Returns[5]
		Since Inception[6]
Institutional	6.74%	6.24%
Class K	6.76	6.27
MSCI USA Enhanced Value Index	6.87	6.40

[5]	See “About Fund Performance” on page 12 for a detailed description of share classes, including any related fees.

[6]	The Fund commenced operations on December 20, 2016.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During the Period[1]	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$1,067.40	$1.03	$1,000.00	$1,023.80	$1.00	0.20%
Class K	$1,000.00	$1,067.60	$0.77	$1,000.00	$1,024.05	$0.75	0.15%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

BLACKROCK FUNDS	JULY 31, 2017	11

About Fund Performance

•	Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Fund Advisors (the “Manager”), the Funds’ investment adviser, has contractually agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense examples shown on the previous pages, which are based on a hypothetical investment of $1,000 invested on February 1, 2017 and held through July 31, 2017, are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

12	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments July 31, 2017	iShares Edge MSCI USA Momentum Factor Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 5.0%
Boeing Co.	1,582	$383,814
General Dynamics Corp.	827	162,561
Huntington Ingalls Industries, Inc.	97	19,993
L3 Technologies, Inc.	187	32,719

		599,087
Banks — 14.5%
Bank of America Corp.	24,053	580,183
Citizens Financial Group, Inc.	2,055	72,089
Comerica, Inc.	511	36,950
East West Bancorp, Inc.	347	19,772
JPMorgan Chase & Co.	6,543	600,739
KeyCorp	2,818	50,855
M&T Bank Corp.	368	60,039
PNC Financial Services Group, Inc.	1,369	176,327
Regions Financial Corp.	2,811	41,041
SunTrust Banks, Inc.	1,198	68,634
SVB Financial Group (a)	144	25,695

		1,732,324
Biotechnology — 0.2%
Seattle Genetics, Inc. (a)	220	11,160
TESARO, Inc. (a)	109	14,043

		25,203
Building Products — 0.1%
AO Smith Corp.	315	16,975
Capital Markets — 3.7%
Ameriprise Financial, Inc.	416	60,270
Goldman Sachs Group, Inc.	855	192,882
Morgan Stanley	4,012	188,210

		441,362
Chemicals — 1.2%
Albemarle Corp.	295	34,277
FMC Corp.	534	40,863
Sherwin-Williams Co.	220	74,199

		149,339
Commercial Services & Supplies — 1.8%
Cintas Corp.	220	29,667
Republic Services, Inc.	834	53,624
Rollins, Inc.	320	13,891
Waste Connections, Inc.	808	52,504
Waste Management, Inc.	922	69,363

		219,049
Communications Equipment — 0.6%
Arista Networks, Inc. (a)	222	33,292
Harris Corp.	329	37,775

		71,067
Containers & Packaging — 0.2%
Packaging Corp. of America	220	24,305
Diversified Financial Services — 0.7%
CBOE Holdings, Inc.	307	29,115
Leucadia National Corp.	999	26,030
MSCI, Inc.	223	24,296

		79,441
Electrical Equipment — 0.5%
Rockwell Automation, Inc.	349	57,925

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp., Class A	550	$42,217
CDW Corp.	488	30,954
Corning, Inc.	2,847	82,991

		156,162
Health Care Equipment & Supplies — 4.7%
Align Technology, Inc. (a)	312	52,176
Baxter International, Inc.	1,073	64,955
C.R. Bard, Inc.	273	87,524
Hologic, Inc. (a)	726	32,096
IDEXX Laboratories, Inc. (a)	410	68,249
Intuitive Surgical, Inc. (a)	88	82,567
Stryker Corp.	797	117,386
Teleflex, Inc.	179	37,092
Varian Medical Systems, Inc. (a)	208	20,201

		562,246
Health Care Providers & Services — 6.2%
Anthem, Inc.	867	161,631
Quest Diagnostics, Inc.	465	50,364
UnitedHealth Group, Inc.	2,666	511,557
VCA, Inc. (a)	243	22,497

		746,049
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A (a)	299	19,192
Hotels, Restaurants & Leisure — 1.8%
Darden Restaurants, Inc.	384	32,294
Domino’s Pizza, Inc.	90	16,785
Marriott International, Inc., Class A	973	101,481
Vail Resorts, Inc.	126	26,556
Wyndham Worldwide Corp.	354	36,947

		214,063
Household Durables — 0.4%
NVR, Inc. (a)	12	33,936
Toll Brothers, Inc.	358	13,854

		47,790
Industrial Conglomerates — 0.5%
Roper Technologies, Inc.	264	61,834
Insurance — 5.7%
Allstate Corp.	1,065	97,006
American Financial Group, Inc.	372	37,721
Arch Capital Group Ltd. (a)	548	53,298
Axis Capital Holdings Ltd.	296	19,116
Everest Re Group Ltd.	157	41,195
Lincoln National Corp.	561	40,987
Principal Financial Group, Inc.	763	50,930
Progressive Corp.	1,800	84,881
Prudential Financial, Inc.	1,021	115,608
Reinsurance Group of America, Inc.	189	26,498
Torchmark Corp.	354	27,955
Unum Group	567	28,424
W.R. Berkley Corp.	306	21,105
XL Group Ltd.	747	33,167

		677,891
Internet Software & Services — 0.4%
MercadoLibre, Inc.	119	34,611
Zillow Group, Inc., Class C (a)	244	11,064

		45,675

Portfolio Abbreviations

ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	13

Schedule of Investments (continued)	iShares Edge MSCI USA Momentum Factor Index Fund

Common Stocks	Shares	Value
IT Services — 1.7%
DXC Technology Co.	1,108	$86,924
Fiserv, Inc. (a)	519	66,820
Gartner, Inc. (a)	254	32,593
Jack Henry & Associates, Inc.	185	19,854

		206,191
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	881	52,735
Mettler-Toledo International, Inc. (a)	86	49,285
Waters Corp. (a)	193	33,647

		135,667
Machinery — 2.1%
IDEX Corp.	171	19,928
Illinois Tool Works, Inc.	816	114,960
Ingersoll-Rand PLC	726	63,889
Parker-Hannifin Corp.	354	58,757

		257,534
Media — 7.5%
Charter Communications, Inc., Class A (a)	806	316,271
Comcast Corp., Class A	13,272	536,893
Liberty Broadband Corp., Class C (a)	398	39,474

		892,638
Multi-Utilities — 0.3%
CenterPoint Energy, Inc.	1,213	34,251
Real Estate Investment Trusts (REITs) — 1.0%
Digital Realty Trust, Inc.	397	45,906
Equinix, Inc.	150	68,060

		113,966
Road & Rail — 1.8%
CSX Corp.	4,462	220,254
Semiconductors & Semiconductor Equipment — 11.6%
Advanced Micro Devices, Inc. (a)	3,545	48,247
Applied Materials, Inc.	4,365	193,457
Broadcom Ltd.	848	209,168
KLA-Tencor Corp.	374	34,644
Lam Research Corp.	724	115,449
Microchip Technology, Inc.	601	48,104
Micron Technology, Inc. (a)	4,274	120,213
NVIDIA Corp.	2,606	423,501
Texas Instruments, Inc.	1,885	153,401
Xilinx, Inc.	595	37,640

		1,383,824
Software — 9.4%
Activision Blizzard, Inc.	1,519	93,844
Adobe Systems, Inc. (a)	1,305	191,170
Autodesk, Inc. (a)	403	44,648
Cadence Design Systems, Inc. (a)	786	29,004
Dell Technologies, Inc., Class V (a)	633	40,683
Microsoft Corp.	8,188	595,340
Symantec Corp.	2,361	73,198
Synopsys, Inc. (a)	555	42,496
VMware, Inc., Class A (a)	192	17,800

		1,128,183

Common Stocks	Shares	Value
Specialty Retail — 4.2%
Best Buy Co., Inc.	686	$40,080
Home Depot, Inc.	3,066	458,823

		498,903
Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc.	3,621	538,700
HP, Inc.	4,290	81,958
NetApp, Inc.	645	28,006
Seagate Technology PLC	646	21,292
Western Digital Corp.	1,107	94,228

		764,184
Wireless Telecommunication Services — 0.7%
Sprint Corp. (a)(b)	2,564	20,469
T-Mobile U.S., Inc. (a)	1,036	63,941

		84,410
Total Common Stocks — 97.5%		11,666,984

Investment Companies — 1.2%
Equity Fund — 1.2%
iShares Edge MSCI USA Momentum Factor ETF (c)	1,602	147,352
Total Long-Term Investments (Cost — $10,614,439) — 98.7%		11,814,336

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.31% (c)(d)(e)	21,794	21,800
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.99%, (c)(d)	126,013	126,013
Total Short-Term Securities (Cost — $147,815) — 1.2%		147,813
Total Investments (Cost — $10,762,254) — 99.9%		11,962,149
Other Assets Less Liabilities — 0.1%		6,291

Net Assets — 100.0%		$11,968,440

See Notes to Financial Statements.

14	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares Edge MSCI USA Momentum Factor Index Fund

Notes to Schedule of investments

(a)	Non-income producing security.

(b)	Security, or a portion of the security, is on loan.

(c)	During the period ended July 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Shares Purchased		Shares Sold	Shares Held at July 31, 2017	Value at July 31, 2017	Income		Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	21,794	[1]	—	21,794	$21,800	$5	[2]	—	$(2)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	126,013	[1]	—	126,013	126,013	31		—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class*	—	—		—	—	—	95		—	—
iShares Edge MSCI USA Momentum Factor ETF	—	1,862		(260)	1,602	147,352	563		$198	12,156
Total						$295,165	$694		$198	$12,154

* No longer held by the Fund as of period end.
[1] Represents net shares purchased for the period December 20, 2016, the commencement of operations, to July 31, 2017.

[2]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Depreciation
Long Contracts
NASDAQ 100 E-Mini Index	1	September 2017	$118	$(1,248)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized depreciation[1]	—	—	$1,248	—	—	—	$1,248

[1] Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the period ended July 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:
Futures contracts		—	—	$(5)	—	—	—	$(5)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts		—	—	$(1,248)	—	—	—	$(1,248)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$39,217

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	15

Schedule of Investments (continued)	iShares Edge MSCI USA Momentum Factor Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks[1]	$11,666,984	—	—	$11,666,984
Investment Companies	147,352	—	—	147,352
Short-Term Securities	147,813	—	—	147,813

Total	11,962,149			$11,962,149

Derivative Financial Instruments [2]
Liabilities:
Equity Contracts	$(1,248)	—	—	$(1,248)

[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended July 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

16	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments July 31, 2017	iShares Edge MSCI USA Quality Factor Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 3.3%
General Dynamics Corp.	561	$109,945
Huntington Ingalls Industries, Inc.	100	20,611
Northrop Grumman Corp.	369	97,095
Raytheon Co.	583	99,970
Rockwell Collins, Inc.	348	37,072

		364,693
Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	322	21,058
Expeditors International of Washington, Inc.	399	23,434

		44,492
Airlines — 0.2%
Southwest Airlines Co.	305	16,820
Auto Components — 0.7%
Delphi Automotive PLC	667	60,220
Lear Corp.	142	20,895

		81,115
Beverages — 3.9%
Brown-Forman Corp., Class B	602	29,739
Dr. Pepper Snapple Group, Inc.	351	31,997
Monster Beverage Corp. (a)	827	43,572
PepsiCo, Inc.	2,744	319,861

		425,169
Biotechnology — 4.2%
Biogen, Inc. (a)	487	140,741
Gilead Sciences, Inc.	3,036	230,933
Regeneron Pharmaceuticals, Inc. (a)	153	75,218
United Therapeutics Corp. (a)	111	14,252

		461,144
Building Products — 0.2%
AO Smith Corp.	307	16,333
Capital Markets — 1.2%
Eaton Vance Corp.	253	12,420
Franklin Resources, Inc.	631	28,211
SEI Investments Co.	304	17,179
T. Rowe Price Group, Inc.	545	45,000
TD Ameritrade Holding Corp.	504	23,048

		125,858
Chemicals — 1.9%
Celanese Corp., Series A	280	26,831
International Flavors & Fragrances, Inc.	153	20,377
LyondellBasell Industries NV, Class A	923	83,063
Sherwin-Williams Co.	243	81,957

		212,228
Commercial Services & Supplies — 0.3%
Cintas Corp.	173	23,194
Rollins, Inc.	237	10,245

		33,439
Communications Equipment — 0.2%
F5 Networks, Inc. (a)	157	18,837
Containers & Packaging — 0.2%
Avery Dennison Corp.	178	16,449
Distributors — 0.2%
Genuine Parts Co.	311	26,243
Electrical Equipment — 0.6%
Acuity Brands, Inc.	87	17,428
Rockwell Automation, Inc.	287	47,199

		64,627

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	584	$44,669
TE Connectivity Ltd.	711	57,077

		101,746
Energy Equipment & Services — 0.1%
Core Laboratories NV	96	9,550
Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	864	136,794
Whole Foods Market, Inc.	593	24,722

		161,516
Food Products — 1.4%
Campbell Soup Co.	355	18,755
General Mills, Inc.	1,229	68,350
Hershey Co.	271	28,539
Hormel Foods Corp.	611	20,844
McCormick & Co., Inc.	226	21,538

		158,026
Health Care Equipment & Supplies — 1.0%
Align Technology, Inc. (a)	157	26,255
Edwards Lifesciences Corp. (a)	442	50,794
ResMed, Inc.	266	20,437
Varian Medical Systems, Inc. (a)	176	17,093

		114,579
Health Care Providers & Services — 0.9%
Henry Schein, Inc. (a)	156	28,242
McKesson Corp.	435	70,252

		98,494
Health Care Technology — 0.3%
Cerner Corp. (a)	578	37,077
Hotels, Restaurants & Leisure — 2.1%
Darden Restaurants, Inc.	250	20,886
Starbucks Corp.	3,935	212,357

		233,243
Household Durables — 0.3%
Leggett & Platt, Inc.	282	13,539
NVR, Inc. (a)	9	20,883

		34,422
Household Products — 0.3%
Church & Dwight Co., Inc.	510	27,102
Industrial Conglomerates — 4.5%
3M Co.	1,496	300,749
Honeywell International, Inc.	1,409	191,657

		492,406
Insurance — 0.8%
Marsh & McLennan Cos., Inc.	1,077	83,818
Internet & Direct Marketing Retail — 2.0%
Priceline Group, Inc. (a)	108	217,050
Internet Software & Services — 5.1%
Alphabet, Inc., Class A (a)	275	259,067
Alphabet, Inc., Class C (a)	289	267,984
MercadoLibre, Inc.	93	26,823

		553,874
IT Services — 14.4%
Accenture PLC, Class A	1,988	256,094
Automatic Data Processing, Inc.	1,179	140,195
Broadridge Financial Solutions, Inc.	243	18,434
Fiserv, Inc. (a)	411	52,813
International Business Machines Corp.	2,198	317,985

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	17

Schedule of Investments (continued)	iShares Edge MSCI USA Quality Factor Index Fund

Common Stocks	Shares	Value
IT Services (continued)
Jack Henry & Associates, Inc.	180	$19,318
Mastercard, Inc., Class A	2,822	360,524
Paychex, Inc.	890	51,486
Visa, Inc., Class A	3,630	361,303

		1,578,152
Leisure Products — 0.2%
Hasbro, Inc.	224	23,611
Life Sciences Tools & Services — 0.6%
Mettler-Toledo International, Inc. (a)	66	37,823
Waters Corp. (a)	154	26,537

		64,360
Machinery — 2.0%
Cummins, Inc.	325	54,568
Fortive Corp.	614	39,686
Illinois Tool Works, Inc.	666	93,572
Middleby Corp. (a)	115	15,028
Snap-on, Inc.	117	18,041

		220,895
Media — 3.7%
Interpublic Group of Cos., Inc.	793	17,115
Omnicom Group, Inc.	512	40,315
Walt Disney Co.	3,140	345,070

		402,500
Multiline Retail — 0.5%
Dollar General Corp.	554	41,563
Nordstrom, Inc.	271	13,114

		54,677
Personal Products — 0.4%
Estee Lauder Cos., Inc., Class A	491	48,406
Pharmaceuticals — 6.7%
Bristol-Myers Squibb Co.	3,190	181,454
Johnson & Johnson	4,179	554,504

		735,958
Professional Services — 0.1%
Robert Half International, Inc.	295	13,258
Real Estate Investment Trusts (REITs) — 0.6%
Public Storage	346	70,716
Road & Rail — 1.6%
JB Hunt Transport Services, Inc.	194	17,507
Union Pacific Corp.	1,515	155,882

		173,389
Semiconductors & Semiconductor Equipment — 8.2%
Applied Materials, Inc.	2,235	99,033
Intel Corp.	9,074	321,819
Maxim Integrated Products, Inc.	593	26,946
NVIDIA Corp.	1,107	179,899
Skyworks Solutions, Inc.	407	42,682
Texas Instruments, Inc.	2,362	192,138
Xilinx, Inc.	498	31,503

		894,020

Common Stocks	Shares	Value
Software — 6.6%
Cadence Design Systems, Inc. (a)	538	$19,852
CDK Global, Inc.	263	17,300
Citrix Systems, Inc. (a)	301	23,773
Intuit, Inc.	701	96,047
Microsoft Corp.	7,840	569,896

		726,868
Specialty Retail — 4.7%
Advance Auto Parts, Inc.	137	15,345
Bed Bath & Beyond, Inc.	304	9,090
Best Buy Co., Inc.	590	34,421
Dick’s Sporting Goods, Inc.	162	6,049
Foot Locker, Inc.	294	13,874
Gap, Inc.	482	11,486
Lowe’s Cos., Inc.	1,704	131,812
O’Reilly Automotive, Inc. (a)	263	53,731
Ross Stores, Inc.	1,048	57,975
TJX Cos., Inc.	1,815	127,542
Tractor Supply Co.	305	17,117
Ulta Salon Cosmetics & Fragrance, Inc. (a)	137	34,416

		512,858
Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.	3,469	515,647
Textiles, Apparel & Luxury Goods — 2.4%
lululemon athletica, Inc. (a)	211	13,006
Michael Kors Holdings Ltd. (a)	389	14,175
NIKE, Inc., Class B	3,190	188,310
VF Corp.	736	45,710

		261,201
Tobacco — 3.0%
Altria Group, Inc.	4,972	322,901
Trading Companies & Distributors — 0.4%
Fastenal Co.	644	27,623
W.W. Grainger, Inc.	112	18,508

		46,131
Total Common Stocks— 99.5%		10,895,898

Investment Companies — 0.2%
iShares Edge MSCI USA Quality Factor ETF (b)	261	19,609
Total Long-Term Investments (Cost — $10,188,743) — 99.7%		10,915,507

Short-Term Securities
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.99%, (b)(c)	4,171	4,171
Total Short-Term Securities (Cost — $4,171) — 0.0%		4,171
Total Investments (Cost — $10,192,914) — 99.7%		10,919,678
Other Assets Less Liabilities — 0.3%		31,052

Net Assets — 100.0%		$10,950,730

See Notes to Financial Statements.

18	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (concluded)	iShares Edge MSCI USA Quality Factor Index Fund

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	During the period ended July 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Shares Purchased		Shares Sold	Shares Held at July 31, 2017	Value at July 31, 2017	Income	Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	4,171	[1]	—	4,171	$4,171	$15	—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class*	—	—		—	—	—	51	—	—
iShares Edge MSCI USA Quality Factor ETF	—	1,552		(1,291)	261	19,609	202	$612	$221
Total						$23,780	$268	$612	$221

* No longer held by the Fund as of period end.
[1] Represents net shares purchased for the period December 20, 2016, the commencement of operations, to July 31, 2017.

(c)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks[1]	$10,895,898	—	—	$10,895,898
Investment Companies	19,609	—	—	19,609
Short-Term Securities	4,171	—	—	4,171

Total	$10,919,678	—	—	$10,919,678

[1] See above Schedule of Investments for values in each sector.

During the period ended July 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	19

Schedule of Investments July 31, 2017	iShares Edge MSCI USA Size Factor Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.3%
Arconic, Inc.	245	$6,098
Boeing Co.	99	24,003
General Dynamics Corp.	135	26,505
Huntington Ingalls Industries, Inc.	60	12,367
L3 Technologies, Inc.	113	19,772
Lockheed Martin Corp.	106	30,966
Northrop Grumman Corp.	104	27,365
Raytheon Co.	149	25,594
Rockwell Collins, Inc.	212	22,584
Textron, Inc.	261	12,872
TransDigm Group, Inc.	56	15,800
United Technologies Corp.	183	21,698

		245,624
Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.	309	20,336
Expeditors International of Washington, Inc.	530	31,265
FedEx Corp.	89	18,515
United Parcel Service, Inc., Class B	282	31,102

		101,218
Airlines — 0.2%
American Airlines Group, Inc.	85	4,287
Delta Air Lines, Inc.	161	7,996
Southwest Airlines Co.	156	8,660
United Continental Holdings, Inc. (a)	76	5,144

		26,087
Auto Components — 0.7%
Autoliv, Inc.	148	16,042
BorgWarner, Inc.	240	11,264
Delphi Automotive PLC	117	10,579
Goodyear Tire & Rubber Co.	230	7,247
Johnson Controls International PLC	371	14,490
Lear Corp.	110	16,301

		75,923
Automobiles — 0.4%
Ford Motor Co.	1,177	13,217
General Motors Co.	357	12,881
Harley-Davidson, Inc.	137	6,668
Tesla, Inc. (a)(b)	21	6,793

		39,559
Banks — 2.9%
Bank of America Corp.	479	11,553
BB&T Corp.	448	21,199
CIT Group, Inc.	184	8,768
Citigroup, Inc.	209	14,306
Citizens Financial Group, Inc.	347	12,173
Comerica, Inc.	167	12,076
East West Bancorp, Inc.	194	11,054
Fifth Third Bancorp	448	11,962
First Republic Bank	181	18,160
Huntington Bancshares, Inc.	1,010	13,396
JPMorgan Chase & Co.	211	19,370
KeyCorp	689	12,429
M&T Bank Corp.	144	23,494
PNC Financial Services Group, Inc. (c)	179	23,055
Regions Financial Corp.	697	10,191
Signature Bank (a)	72	9,978
SunTrust Banks, Inc.	291	16,671
SVB Financial Group (a)	39	6,959
U.S. Bancorp	515	27,182
Wells Fargo & Co.	375	20,227
Zions Bancorporation	248	11,239

		315,442

Common Stocks	Shares	Value
Beverages — 1.7%
Brown-Forman Corp., Class B	522	$25,836
Coca-Cola Co.	887	40,706
Constellation Brands, Inc., Class A	110	21,269
Dr. Pepper Snapple Group, Inc.	333	30,356
Molson Coors Brewing Co., Class B	138	12,279
Monster Beverage Corp. (a)	135	7,121
PepsiCo, Inc.	429	50,026

		187,593
Biotechnology — 0.8%
AbbVie, Inc.	144	10,137
Alexion Pharmaceuticals, Inc. (a)	44	6,043
Alkermes PLC (a)	58	3,156
Amgen, Inc.	84	14,659
Biogen, Inc. (a)	20	5,792
BioMarin Pharmaceutical, Inc. (a)	49	4,299
Celgene Corp. (a)	64	8,666
Gilead Sciences, Inc.	135	10,348
Incyte Corp. (a)	30	3,999
Regeneron Pharmaceuticals, Inc. (a)	15	7,374
Seattle Genetics, Inc. (a)	42	2,121
United Therapeutics Corp. (a)	38	4,879
Vertex Pharmaceuticals, Inc. (a)	32	4,858

		86,331
Building Products — 0.8%
Allegion PLC	225	18,279
AO Smith Corp.	306	16,440
Fortune Brands Home & Security, Inc.	238	15,629
Lennox International, Inc.	99	16,929
Masco Corp.	385	14,718

		81,995
Capital Markets — 2.5%
Affiliated Managers Group, Inc.	68	12,636
Ameriprise Financial, Inc.	83	12,025
Bank of New York Mellon Corp.	356	18,932
BlackRock, Inc. (c)	44	18,767
Charles Schwab Corp.	206	8,837
CME Group, Inc.	157	19,251
E*Trade Financial Corp. (a)	201	8,241
Eaton Vance Corp.	275	13,500
Franklin Resources, Inc.	328	14,688
Goldman Sachs Group, Inc.	71	15,998
Invesco Ltd.	374	13,039
Morgan Stanley	230	10,787
Northern Trust Corp.	197	17,240
Raymond James Financial, Inc.	166	13,810
SEI Investments Co.	285	16,105
State Street Corp.	161	15,010
T. Rowe Price Group, Inc.	317	26,222
TD Ameritrade Holding Corp.	238	10,884

		265,972
Chemicals — 2.7%
Air Products & Chemicals, Inc.	130	18,479
Albemarle Corp.	98	11,348
Axalta Coating Systems Ltd. (a)	213	6,710
Celanese Corp., Series A	142	13,656
CF Industries Holdings, Inc.	149	4,373
Dow Chemical Co.	247	15,932
E.I. du Pont de Nemours & Co.	174	14,305
Eastman Chemical Co.	170	14,137
Ecolab, Inc.	243	31,996
FMC Corp.	190	14,512
International Flavors & Fragrances, Inc.	186	24,771
LyondellBasell Industries NV, Class A	106	9,550

See Notes to Financial Statements.

20	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares Edge MSCI USA Size Factor Index Fund

Common Stocks	Shares	Value
Chemicals (continued)
Monsanto Co.	185	$21,612
Mosaic Co.	281	6,807
PPG Industries, Inc.	199	20,945
Praxair, Inc.	242	31,499
Sherwin-Williams Co.	57	19,224
WR Grace & Co.	237	16,344

		296,200
Commercial Services & Supplies — 1.8%
Cintas Corp.	223	30,071
Iron Mountain, Inc.	315	11,475
Republic Services, Inc.	748	48,101
Rollins, Inc.	586	25,482
Stericycle, Inc. (a)(b)	149	11,485
Waste Connections, Inc.	370	24,043
Waste Management, Inc.	587	44,113

		194,770
Communications Equipment — 0.8%
Arista Networks, Inc. (a)	46	6,867
Cisco Systems, Inc.	487	15,348
CommScope Holding Co., Inc. (a)	157	5,774
F5 Networks, Inc. (a)	97	11,713
Harris Corp.	150	17,170
Juniper Networks, Inc.	344	9,643
Motorola Solutions, Inc.	222	20,131
Palo Alto Networks, Inc. (a)	29	3,822

		90,468
Construction & Engineering — 0.2%
Fluor Corp.	196	8,512
Jacobs Engineering Group, Inc.	211	11,177

		19,689
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	34	7,699
Vulcan Materials Co.	102	12,681

		20,380
Consumer Finance — 0.8%
Ally Financial, Inc.	612	13,878
American Express Co.	231	19,688
Capital One Financial Corp.	175	15,082
Discover Financial Services	251	15,296
Navient Corp.	338	4,986
Synchrony Financial	440	13,371

		82,301
Containers & Packaging — 0.9%
Avery Dennison Corp.	269	24,998
Ball Corp.	505	21,201
Crown Holdings, Inc. (a)	339	20,220
Packaging Corp. of America	124	13,576
Sealed Air Corp.	287	12,487
WestRock Co.	176	10,106

		102,588
Distributors — 0.3%
Genuine Parts Co.	220	18,685
LKQ Corp. (a)	435	15,068

		33,753
Diversified Consumer Services — 0.1%
H&R Block, Inc.	400	12,231
Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B (a)	260	45,492
CBOE Holdings, Inc.	268	25,334
Intercontinental Exchange, Inc.	318	21,214

Common Stocks	Shares	Value
Diversified Financial Services (continued)
Leucadia National Corp.	611	$15,930
Moody’s Corp.	145	19,086
MSCI, Inc.	220	23,969
Nasdaq, Inc.	336	25,063
S&P Global, Inc.	133	20,428
Voya Financial, Inc.	283	11,105

		207,621
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	977	38,142
CenturyLink, Inc.	409	9,518
Level 3 Communications, Inc. (a)	220	12,910
SBA Communications Corp. (a)	128	17,606
Verizon Communications, Inc.	645	31,266
Zayo Group Holdings, Inc. (a)	184	6,033

		115,475
Electric Utilities — 3.7%
American Electric Power Co., Inc.	453	31,955
Duke Energy Corp.	406	34,559
Edison International	397	31,236
Entergy Corp.	365	28,003
Eversource Energy	472	28,693
Exelon Corp.	446	17,100
FirstEnergy Corp.	624	19,912
NextEra Energy, Inc.	227	33,162
OGE Energy Corp.	615	22,054
Pinnacle West Capital Corp.	369	32,003
PPL Corp.	697	26,716
Southern Co.	746	35,804
Westar Energy, Inc.	502	25,476
Xcel Energy, Inc.	797	37,753

		404,426
Electrical Equipment — 0.8%
Acuity Brands, Inc.	50	10,132
AMETEK, Inc.	321	19,829
Eaton Corp. PLC	159	12,442
Emerson Electric Co.	250	14,902
Rockwell Automation, Inc.	104	17,163
Sensata Technologies Holding NV (a)	288	13,040

		87,508
Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp., Class A	325	24,901
Arrow Electronics, Inc. (a)	186	15,120
Avnet, Inc.	426	16,350
CDW Corp.	248	15,731
Corning, Inc.	467	13,638
Flex Ltd. (a)	752	12,040
FLIR Systems, Inc.	367	13,696
TE Connectivity Ltd.	253	20,339
Trimble, Inc. (a)	207	7,748

		139,563
Energy Equipment & Services — 0.5%
Baker Hughes a GE Co.	117	4,316
Core Laboratories NV (b)	82	8,244
Halliburton Co.	155	6,578
Helmerich & Payne, Inc.	64	3,240
National Oilwell Varco, Inc.	161	5,266
Schlumberger Ltd.	204	13,995
TechnipFMC PLC (a)	229	6,564
Weatherford International PLC (a)(b)	391	1,748

		49,951
Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	169	26,788

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	21

Schedule of Investments (continued)	iShares Edge MSCI USA Size Factor Index Fund

Common Stocks	Shares	Value
Food & Staples Retailing (continued)
CVS Health Corp.	337	$26,936
Kroger Co.	495	12,162
Sysco Corp.	476	25,100
Wal-Mart Stores, Inc.	354	28,317
Walgreens Boots Alliance, Inc.	163	13,149
Whole Foods Market, Inc.	249	10,398

		142,850
Food Products — 2.5%
Archer-Daniels-Midland Co.	267	11,262
Bunge Ltd.	161	12,621
Campbell Soup Co.	410	21,660
Conagra Brands, Inc.	506	17,326
General Mills, Inc.	592	33,006
Hershey Co.	216	22,747
Hormel Foods Corp.	540	18,486
Ingredion, Inc.	155	19,115
J.M. Smucker Co.	176	21,454
Kellogg Co.	461	31,348
Kraft Heinz Co.	87	7,609
McCormick & Co., Inc.	278	26,493
Mondelez International, Inc., Class A	379	16,684
Tyson Foods, Inc., Class A	170	10,771

		270,582
Gas Utilities — 0.6%
Atmos Energy Corp.	391	34,010
UGI Corp.	562	28,415

		62,425
Health Care Equipment & Supplies — 3.9%
Abbott Laboratories	490	24,098
Align Technology, Inc. (a)	84	14,047
Baxter International, Inc.	529	32,055
Becton Dickinson & Co.	156	31,418
Boston Scientific Corp. (a)	592	15,786
C.R. Bard, Inc.	60	19,236
Cooper Cos., Inc.	98	23,899
Danaher Corp.	384	31,292
Dentsply Sirona, Inc.	320	19,850
DexCom, Inc. (a)	59	3,930
Edwards Lifesciences Corp. (a)	94	10,827
Hologic, Inc. (a)	459	20,292
IDEXX Laboratories, Inc. (a)	61	10,154
Intuitive Surgical, Inc. (a)	16	15,012
Medtronic PLC	296	24,855
ResMed, Inc.	231	17,815
Stryker Corp.	240	35,304
Teleflex, Inc.	115	23,830
Varian Medical Systems, Inc. (a)(b)	314	30,496
Zimmer Biomet Holdings, Inc.	156	18,926

		423,122
Health Care Providers & Services — 3.3%
Aetna, Inc.	115	17,746
AmerisourceBergen Corp.	156	14,636
Anthem, Inc.	116	21,600
Cardinal Health, Inc.	270	20,860
Centene Corp. (a)	116	9,213
Cigna Corp.	90	15,620
DaVita, Inc. (a)	355	23,062
Envision Healthcare Corp. (a)	196	11,060
Express Scripts Holding Co. (a)	295	18,479
HCA Holdings, Inc. (a)	171	13,738
Henry Schein, Inc. (a)	160	29,153
Humana, Inc.	45	10,404
Laboratory Corp. of America Holdings (a)	160	25,426
McKesson Corp.	79	12,788

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
MEDNAX, Inc. (a)	266	$12,497
Patterson Cos., Inc.	503	21,027
Quest Diagnostics, Inc.	237	25,669
UnitedHealth Group, Inc.	142	27,237
Universal Health Services, Inc., Class B	133	14,740
VCA, Inc. (a)	96	8,888

		353,843
Health Care Technology — 0.2%
Cerner Corp. (a)	252	16,286
Veeva Systems, Inc., Class A (a)	85	5,419

		21,705
Hotels, Restaurants & Leisure — 2.5%
Aramark	803	32,047
Carnival Corp.	283	18,899
Chipotle Mexican Grill, Inc. (a)	19	6,532
Darden Restaurants, Inc.	221	18,537
Domino’s Pizza, Inc.	80	14,920
Hilton Worldwide Holdings, Inc.	235	14,695
Las Vegas Sands Corp.	121	7,455
Marriott International, Inc., Class A	152	15,837
McDonald’s Corp.	224	34,751
MGM Resorts International	254	8,364
Norwegian Cruise Line Holdings Ltd. (a)	220	12,115
Royal Caribbean Cruises Ltd.	85	9,611
Starbucks Corp.	352	19,055
Vail Resorts, Inc.	96	20,233
Wyndham Worldwide Corp.	165	17,221
Wynn Resorts Ltd.	43	5,562
Yum! Brands, Inc.	254	19,172

		275,006
Household Durables — 1.6%
D.R. Horton, Inc.	334	11,920
Garmin Ltd.	186	9,335
Leggett & Platt, Inc.	470	22,693
Lennar Corp., Class A	244	12,795
Mohawk Industries, Inc. (a)	93	23,156
Newell Brands, Inc.	383	20,192
NVR, Inc. (a)	11	28,715
PulteGroup, Inc.	607	14,847
Toll Brothers, Inc.	425	16,401
Whirlpool Corp.	61	10,851

		170,905
Household Products — 2.0%
Church & Dwight Co., Inc.	744	39,746
Clorox Co.	315	42,049
Colgate-Palmolive Co.	526	38,049
Kimberly-Clark Corp.	285	35,101
Procter & Gamble Co.	499	45,319
Spectrum Brands Holdings, Inc.	159	18,355

		218,619
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	870	9,749
Industrial Conglomerates — 1.0%
3M Co.	174	35,003
General Electric Co.	777	19,925
Honeywell International, Inc.	205	28,041
Roper Technologies, Inc.	129	29,987

		112,956
Insurance — 8.9%
Aflac, Inc.	420	33,495
Alleghany Corp. (a)	38	23,307
Allstate Corp.	440	40,040

See Notes to Financial Statements.

22	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares Edge MSCI USA Size Factor Index Fund

Common Stocks	Shares	Value
Insurance (continued)
American Financial Group, Inc.	379	$38,431
American International Group, Inc.	367	24,020
Aon PLC	262	36,201
Arch Capital Group Ltd. (a)	500	48,630
Arthur J Gallagher & Co.	654	38,449
Assurant, Inc.	181	19,054
Athene Holding Ltd., Class A (a)	325	16,422
Axis Capital Holdings Ltd.	587	37,908
Chubb Ltd.	307	44,963
Cincinnati Financial Corp.	504	38,385
Everest Re Group Ltd.	180	47,230
FNF Group	497	24,283
Hartford Financial Services Group, Inc.	448	24,640
Lincoln National Corp.	152	11,105
Loews Corp.	770	37,532
Markel Corp. (a)(b)	38	40,717
Marsh & McLennan Cos., Inc.	508	39,609
MetLife, Inc.	177	9,735
Principal Financial Group, Inc.	246	16,420
Progressive Corp.	811	38,270
Prudential Financial, Inc.	132	14,946
Reinsurance Group of America, Inc.	240	33,648
Torchmark Corp.	463	36,563
Travelers Cos., Inc.	319	40,861
Unum Group	292	14,638
W.R. Berkley Corp.	545	37,589
Willis Towers Watson PLC	203	30,223
XL Group Ltd.	604	26,818

		964,132
Internet & Direct Marketing Retail — 0.5%
Amazon.com, Inc. (a)	10	9,878
Expedia, Inc.	64	10,014
Liberty Interactive Corp QVC Group, Series A (a)	498	11,946
Netflix, Inc. (a)	21	3,815
Priceline Group, Inc. (a)	6	12,171
TripAdvisor, Inc. (a)	69	2,692

		50,516
Internet Software & Services — 1.0%
Akamai Technologies, Inc. (a)	100	4,714
Alphabet, Inc., Class A (a)	16	15,128
Alphabet, Inc., Class C (a)	13	12,097
CoStar Group, Inc. (a)	46	12,675
eBay, Inc. (a)	390	13,971
Facebook, Inc., Class A (a)	87	14,725
MercadoLibre, Inc.	34	9,806
Twitter, Inc. (a)	104	1,673
VeriSign, Inc. (a)	160	16,288
Zillow Group, Inc., Class C (a)	127	5,735

		106,812
IT Services — 4.1%
Accenture PLC, Class A	170	21,899
Alliance Data Systems Corp.	32	7,726
Automatic Data Processing, Inc.	259	30,798
Broadridge Financial Solutions, Inc.	347	26,323
Cognizant Technology Solutions Corp., Class A	208	14,419
DXC Technology Co.	128	10,033
Fidelity National Information Services, Inc.	299	27,275
First Data Corp., Class A (a)	341	6,363
Fiserv, Inc. (a)	244	31,354
FleetCor Technologies, Inc. (a)	65	9,884
Gartner, Inc. (a)	176	22,584
Global Payments, Inc.	165	15,571
International Business Machines Corp.	128	18,518
Jack Henry & Associates, Inc.	358	38,420

Common Stocks	Shares	Value
IT Services (continued)
Leidos Holdings, Inc.	216	$11,543
Mastercard, Inc., Class A	188	24,026
Paychex, Inc.	459	26,553
PayPal Holdings, Inc. (a)	146	8,548
Sabre Corp.	499	11,065
Total System Services, Inc.	339	21,513
Vantiv, Inc., Class A (a)	292	18,557
Visa, Inc., Class A	282	28,076
Western Union Co.	787	15,563

		446,611
Leisure Products — 0.3%
Hasbro, Inc.	132	13,976
Mattel, Inc.	264	5,305
Polaris Industries, Inc.	93	8,339

		27,620
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	381	22,840
Illumina, Inc. (a)	32	5,563
Mettler-Toledo International, Inc. (a)	40	22,923
Quintiles IMS Holdings, Inc. (a)	210	19,106
Thermo Fisher Scientific, Inc.	149	26,154
Waters Corp. (a)	141	24,455

		121,041
Machinery — 2.8%
AGCO Corp.	233	16,881
Caterpillar, Inc.	126	14,358
Cummins, Inc.	95	15,950
Deere & Co.	123	15,778
Dover Corp.	181	15,204
Flowserve Corp.	174	7,157
Fortive Corp.	129	8,351
IDEX Corp.	223	25,988
Illinois Tool Works, Inc.	179	25,187
Ingersoll-Rand PLC	193	16,961
Middleby Corp. (a)	65	8,494
PACCAR, Inc.	233	15,949
Parker-Hannifin Corp.	91	15,104
Pentair PLC	167	10,533
Snap-on, Inc.	109	16,808
Stanley Black & Decker, Inc.	196	27,575
WABCO Holdings, Inc. (a)	106	14,582
Wabtec Corp.	141	10,626
Xylem, Inc.	386	21,955

		303,441
Media — 3.4%
CBS Corp., Class B	223	14,680
Charter Communications, Inc., Class A (a)	61	23,907
Comcast Corp., Class A	641	25,928
Discovery Communications, Inc., Class A (a)	378	9,299
Discovery Communications, Inc., Class C (a)	475	10,987
DISH Network Corp., Class A (a)	183	11,718
IHS Markit Ltd. (a)	351	16,374
Interpublic Group of Cos., Inc.	822	17,763
Liberty Broadband Corp., Class C (a)	86	8,529
Liberty Global PLC, Class A (a)	362	12,257
Liberty Global PLC, Class C (a)	280	9,176
Liberty Media Corp. — Liberty SiriusXM, Class A (a)	513	23,665
Liberty Media Corp. — Liberty SiriusXM, Class C (a)	266	12,236
News Corp., Class A	936	13,408
Omnicom Group, Inc.	401	31,575
Scripps Networks Interactive, Inc., Class A	173	15,122
Sirius XM Holdings, Inc. (b)	5,134	30,091
Time Warner, Inc.	114	11,676

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	23

Schedule of Investments (continued)	iShares Edge MSCI USA Size Factor Index Fund

Common Stocks	Shares	Value
Media (continued)
Twenty-First Century Fox, Inc., Class A	588	$17,111
Twenty-First Century Fox, Inc., Class B	737	21,145
Viacom, Inc., Class B	148	5,168
Walt Disney Co.	197	21,656

		363,471
Metals & Mining — 0.2%
Freeport-McMoRan, Inc. (a)	89	1,301
Newmont Mining Corp.	122	4,535
Nucor Corp.	176	10,150
Steel Dynamics, Inc.	201	7,153

		23,139
Multi-Utilities — 3.3%
Alliant Energy Corp.	695	28,168
Ameren Corp.	471	26,423
CenterPoint Energy, Inc.	974	27,485
CMS Energy Corp.	639	29,547
Consolidated Edison, Inc.	381	31,570
Dominion Resources, Inc.	365	28,171
DTE Energy Co.	307	32,867
NiSource, Inc.	830	21,656
PG&E Corp.	398	26,941
Public Service Enterprise Group, Inc.	479	21,541
SCANA Corp.	365	23,495
Sempra Energy	251	28,365
WEC Energy Group, Inc.	467	29,407

		355,636
Multiline Retail — 0.5%
Dollar General Corp.	151	11,349
Dollar Tree, Inc. (a)	156	11,245
Kohl’s Corp.	127	5,251
Macy’s, Inc.	280	6,674
Nordstrom, Inc.	137	6,654
Target Corp.	300	17,058

		58,231
Oil, Gas & Consumable Fuels — 2.1%
Anadarko Petroleum Corp.	70	3,197
Andeavor	145	14,432
Antero Resources Corp. (a)	238	4,908
Apache Corp.	79	3,909
Cabot Oil & Gas Corp.	349	8,704
Cheniere Energy, Inc. (a)	108	4,882
Chevron Corp.	149	16,269
Cimarex Energy Co.	61	6,041
Concho Resources, Inc. (a)(b)	51	6,643
ConocoPhillips	156	7,078
Continental Resources, Inc. (a)	53	1,772
Devon Energy Corp.	81	2,698
Diamondback Energy, Inc. (a)(b)	66	6,328
EOG Resources, Inc.	103	9,799
EQT Corp.	164	10,447
Exxon Mobil Corp.	313	25,133
Hess Corp.	110	4,899
HollyFrontier Corp.	228	6,575
Kinder Morgan, Inc.	245	5,005
Marathon Oil Corp.	155	1,896
Marathon Petroleum Corp.	123	6,887
Murphy Oil Corp.	102	2,711
Newfield Exploration Co. (a)	91	2,614
Noble Energy, Inc.	160	4,626
Occidental Petroleum Corp.	262	16,226
ONEOK, Inc.	89	5,035
Parsley Energy, Inc., Class A (a)(b)	109	3,191
Phillips 66	135	11,306
Pioneer Natural Resources Co.	47	7,666

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Plains GP Holdings LP, Class A (a)	79	$2,160
Range Resources Corp.	100	2,111
Targa Resources Corp.	45	2,088
Valero Energy Corp.	137	9,449
Williams Cos., Inc.	108	3,432

		230,117
Paper & Forest Products — 0.2%
International Paper Co.	360	19,848
Personal Products — 0.3%
Coty, Inc., Class A	337	6,922
Estee Lauder Cos., Inc., Class A	280	27,717

		34,639
Pharmaceuticals — 1.7%
Allergan PLC	45	11,355
Bristol-Myers Squibb Co.	219	12,461
Eli Lilly & Co.	234	19,342
Jazz Pharmaceuticals PLC (a)	71	10,906
Johnson & Johnson	348	46,187
Mallinckrodt PLC (a)	57	2,611
Merck & Co., Inc.	365	23,316
Mylan NV (a)	143	5,576
Perrigo Co. PLC	83	6,218
Pfizer, Inc.	772	25,633
Zoetis, Inc.	409	25,633

		189,238
Professional Services — 0.9%
Equifax, Inc.	200	29,088
ManpowerGroup, Inc.	134	14,358
Nielsen Holdings PLC	472	20,343
Robert Half International, Inc.	255	11,539
Verisk Analytics, Inc. (a)	279	24,433

		99,761
Real Estate Investment Trusts (REITs) — 7.7%
AGNC Investment Corp.	1,855	39,310
Alexandria Real Estate Equities, Inc.	219	26,554
American Tower Corp.	197	26,857
Annaly Capital Management, Inc.	3,292	39,615
AvalonBay Communities, Inc.	144	27,698
Boston Properties, Inc.	216	26,117
Brixmor Property Group, Inc.	960	18,806
Camden Property Trust	321	28,794
Colony NorthStar, Inc., Class A	1,100	16,104
Crown Castle International Corp.	255	25,648
Digital Realty Trust, Inc.	184	21,223
Duke Realty Corp.	878	25,102
Equinix, Inc.	47	21,184
Equity Residential	447	30,423
Essex Property Trust, Inc.	99	25,908
Extra Space Storage, Inc.	241	19,159
Federal Realty Investment Trust	247	32,760
GGP, Inc.	731	16,528
HCP, Inc.	349	11,046
Host Hotels & Resorts, Inc. (b)	756	14,107
Kimco Realty Corp.	995	20,079
Liberty Property Trust	538	22,607
Macerich Co.	243	13,946
Mid-America Apartment Communities, Inc.	194	20,085
National Retail Properties, Inc.	492	19,670
Prologis, Inc.	421	25,601
Public Storage	116	23,846
Realty Income Corp. (b)	312	17,803
Regency Centers Corp.	390	25,826
Simon Property Group, Inc.	155	24,567

See Notes to Financial Statements.

24	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (continued)	iShares Edge MSCI USA Size Factor Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
SL Green Realty Corp.	170	$17,556
UDR, Inc.	728	28,457
Ventas, Inc.	259	17,444
VEREIT, Inc.	1,029	8,551
Vornado Realty Trust	235	18,647
Welltower, Inc.	242	17,760
Weyerhaeuser Co.	421	13,901

		829,289
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A (a)	383	14,588
Jones Lang LaSalle, Inc.	90	11,450

		26,038
Road & Rail — 0.7%
AMERCO, Inc.	42	16,320
CSX Corp.	199	9,868
JB Hunt Transport Services, Inc.	191	17,416
Kansas City Southern	101	10,422
Norfolk Southern Corp.	109	12,271
Union Pacific Corp.	129	13,282

		79,579
Semiconductors & Semiconductor Equipment — 1.5%
Advanced Micro Devices, Inc. (a)(b)	209	2,844
Analog Devices, Inc.	159	12,563
Applied Materials, Inc.	279	12,362
Broadcom Ltd.	37	9,126
Intel Corp.	371	13,195
KLA-Tencor Corp.	133	12,320
Lam Research Corp.	73	11,641
Marvell Technology Group Ltd.	452	7,049
Maxim Integrated Products, Inc.	255	11,587
Microchip Technology, Inc.	196	15,688
Micron Technology, Inc. (a)	183	5,146
NVIDIA Corp.	34	5,525
Qorvo, Inc. (a)	49	3,359
QUALCOMM, Inc.	157	8,351
Skyworks Solutions, Inc.	65	6,817
Texas Instruments, Inc.	200	16,276
Xilinx, Inc.	213	13,474

		167,323
Software — 3.1%
Activision Blizzard, Inc.	240	14,827
Adobe Systems, Inc. (a)	135	19,776
ANSYS, Inc. (a)	185	23,967
Autodesk, Inc. (a)	95	10,525
CA, Inc.	637	19,804
Cadence Design Systems, Inc. (a)	706	26,088
CDK Global, Inc.	119	7,828
Citrix Systems, Inc. (a)	158	12,479
Dell Technologies, Inc., Class V (a)	120	7,712
Electronic Arts, Inc. (a)	98	11,441
Fortinet, Inc. (a)	213	7,862
Intuit, Inc.	159	21,816
Microsoft Corp.	223	16,212
Nuance Communications, Inc. (a)	373	6,453
Oracle Corp.	439	21,919
Red Hat, Inc. (a)	130	12,853
salesforce.com, Inc. (a)	118	10,714
ServiceNow, Inc. (a)	62	6,848
Splunk, Inc. (a)	45	2,701
SS&C Technologies Holdings, Inc.	359	13,915
Symantec Corp.	485	15,030
Synopsys, Inc. (a)	339	25,957
VMware, Inc., Class A (a)(b)	90	8,344

Common Stocks	Shares	Value
Software (continued)
Workday, Inc., Class A (a)	53	$5,412

		330,483
Specialty Retail — 2.3%
Advance Auto Parts, Inc.	74	8,289
AutoNation, Inc. (a)	255	10,807
AutoZone, Inc. (a)	40	21,593
Bed Bath & Beyond, Inc.	421	12,618
Best Buy Co., Inc.	105	6,126
CarMax, Inc. (a)	140	9,275
Dick’s Sporting Goods, Inc.	192	7,169
Foot Locker, Inc.	180	8,494
Gap, Inc.	245	5,838
Home Depot, Inc.	188	28,125
L Brands, Inc.	229	10,623
Lowe’s Cos., Inc.	287	22,214
O’Reilly Automotive, Inc. (a)	72	14,710
Ross Stores, Inc.	263	14,549
Signet Jewelers Ltd.	141	8,624
Staples, Inc.	588	5,978
Tiffany & Co.	142	13,562
TJX Cos., Inc.	303	21,304
Tractor Supply Co.	171	9,597
Ulta Salon Cosmetics & Fragrance, Inc. (a)	31	7,787

		247,282
Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.	94	13,981
Hewlett Packard Enterprise Co.	272	4,763
HP, Inc.	559	10,696
NetApp, Inc.	206	8,944
Seagate Technology PLC	96	3,164
Western Digital Corp.	86	7,320
Xerox Corp.	424	13,035

		61,903
Textiles, Apparel & Luxury Goods — 0.9%
Coach, Inc.	276	13,011
Hanesbrands, Inc.	390	8,962
lululemon athletica, Inc. (a)(b)	90	5,548
Michael Kors Holdings Ltd. (a)	105	3,826
NIKE, Inc., Class B	330	19,486
PVH Corp.	88	10,497
Ralph Lauren Corp.	69	5,220
Under Armour, Inc., Class A (a)(b)	183	3,664
Under Armour, Inc., Class C (a)	400	7,262
VF Corp.	267	16,605

		94,081
Thrifts & Mortgage Finance — 0.4%
New York Community Bancorp, Inc.	1,432	18,815
People’s United Financial, Inc.	1,400	24,434

		43,249
Tobacco — 0.5%
Altria Group, Inc.	444	28,912
Philip Morris International, Inc.	236	27,543

		56,455
Trading Companies & Distributors — 0.4%
Fastenal Co.	342	14,735
HD Supply Holdings, Inc. (a)	203	6,596
United Rentals, Inc. (a)	42	4,996
W.W. Grainger, Inc.	98	16,341

		42,668
Transportation Infrastructure — 0.2%
Macquarie Infrastructure Corp.	222	16,906

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	25

Schedule of Investments (concluded)	iShares Edge MSCI USA Size Factor Index Fund

Common Stocks	Shares	Value
Water Utilities — 0.3%
American Water Works Co., Inc.	444	$36,090
Wireless Telecommunication Services — 0.1%
Sprint Corp. (a)(b)	297	2,378
T-Mobile U.S., Inc. (a)	184	11,345

		13,723
Total Common Stocks — 99.5%		10,783,752

Investment Companies — 0.0%
iShares Edge MSCI USA Size Factor ETF (c)	51	4,019
Total Long-Term Investments (Cost — $10,021,242) — 99.5%		10,787,771

Short-Term Securities	Shares	Value
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.31% (c)(d)(e)	204,556	$204,617
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.99%, (c)(d)	38,164	38,164
Total Short-Term Securities (Cost — $242,781) — 2.2%		242,781
Total Investments (Cost — $10,264,023) — 101.7%		11,030,552
Liabilities in Excess of Other Assets — (1.7)%		(186,203)

Net Assets — 100.0%		$10,844,349

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of the security, is on loan.

(c)	During the period ended July 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Shares Purchased		Shares Sold	Shares Held at July 31, 2017	Value at July 31, 2017	Income		Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	204,556	[1]	—	204,556	$204,617	$181	[2]	—	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	38,164	[1]	—	38,164	38,164	11		—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class*	—	—		—	—	—	68		—	—
BlackRock, Inc.	—	44		—	44	18,767	220		—	$1,235
PNC Financial Services Group, Inc.	—	179		—	179	23,055	197		—	1,920
iShares Edge MSCI USA Size Factor ETF	—	1,742		(1,691)	51	4,019	166		$2,294	208
Total						$288,622	$843		$2,294	$3,363

[1] Represents net shares purchased for the period December 20, 2016, the commencement of operations, to July 31, 2017.

[2] Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks[1]	$10,783,752	—	—	$10,783,752
Investment Companies	4,019	—	—	4,019
Short-Term Securities	242,781	—	—	242,781

Total	$11,030,552	—	—	$11,030,552

[1] See above Schedule of Investments for values in each sector.

During the period ended July 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

26	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments July 31, 2017	iShares Edge MSCI USA Value Factor Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.8%
L3 Technologies, Inc.	498	$86,785
Air Freight & Logistics — 0.7%
FedEx Corp.	362	74,891
Airlines — 3.1%
American Airlines Group, Inc.	1,369	69,002
Delta Air Lines, Inc.	2,280	112,492
Southwest Airlines Co.	1,376	76,326
United Continental Holdings, Inc. (a)	955	64,634

		322,454
Auto Components — 1.0%
BorgWarner, Inc.	528	24,632
Goodyear Tire & Rubber Co.	1,230	38,726
Lear Corp.	308	45,494

		108,852
Automobiles — 5.8%
Ford Motor Co.	21,883	245,505
General Motors Co.	10,108	363,650

		609,155
Banks — 8.4%
Bank of America Corp.	11,800	284,592
CIT Group, Inc.	159	7,576
Citigroup, Inc.	4,074	278,797
Citizens Financial Group, Inc.	525	18,417
JPMorgan Chase & Co.	2,734	250,889
Regions Financial Corp.	1,188	17,345
SunTrust Banks, Inc.	371	21,255

		878,871
Biotechnology — 3.0%
Gilead Sciences, Inc.	3,976	302,382
United Therapeutics Corp. (a)	99	12,583

		314,965
Capital Markets — 1.3%
Goldman Sachs Group, Inc.	350	78,640
Morgan Stanley	1,314	61,533

		140,173
Chemicals — 1.8%
Celanese Corp., Series A	160	15,387
Dow Chemical Co.	1,072	68,801
Eastman Chemical Co.	250	20,790
LyondellBasell Industries NV, Class A	759	68,288
Mosaic Co.	748	18,033

		191,299
Communications Equipment — 3.0%
Cisco Systems, Inc.	9,427	296,416
Juniper Networks, Inc.	661	18,447

		314,863
Construction & Engineering — 0.8%
Fluor Corp.	646	28,013
Jacobs Engineering Group, Inc.	1,112	58,519

		86,532
Consumer Finance — 0.8%
Ally Financial, Inc.	838	18,950
Capital One Financial Corp.	697	59,981
Navient Corp.	380	5,590

		84,521
Containers & Packaging — 0.2%
WestRock Co.	443	25,322

Common Stocks	Shares	Value
Diversified Financial Services — 0.1%
Voya Financial, Inc.	352	$13,734
Diversified Telecommunication Services — 2.2%
AT&T, Inc.	5,379	209,703
CenturyLink, Inc.	817	18,988

		228,691
Electric Utilities — 2.4%
Entergy Corp.	593	45,418
Exelon Corp.	4,328	165,897
FirstEnergy Corp.	1,385	44,164

		255,479
Electronic Equipment, Instruments & Components — 1.0%
Arrow Electronics, Inc. (a)	212	17,233
Avnet, Inc.	305	11,668
Corning, Inc.	2,111	61,485
Flex Ltd. (a)	1,227	19,604

		109,990
Energy Equipment & Services — 0.4%
Helmerich & Payne, Inc.	178	9,010
National Oilwell Varco, Inc.	587	19,168
TechnipFMC PLC (a)	615	17,524

		45,702
Food & Staples Retailing — 6.0%
CVS Health Corp.	2,070	165,375
Kroger Co.	2,653	65,027
Wal-Mart Stores, Inc.	4,680	374,273
Whole Foods Market, Inc.	724	30,235

		634,910
Food Products — 2.7%
Archer-Daniels-Midland Co.	2,612	110,132
Bunge Ltd.	704	55,108
Ingredion, Inc.	119	14,675
J.M. Smucker Co.	269	32,791
Tyson Foods, Inc., Class A	1,070	67,732

		280,438
Health Care Providers & Services — 5.6%
Aetna, Inc.	709	109,251
AmerisourceBergen Corp.	362	33,963
Anthem, Inc.	607	113,029
Cardinal Health, Inc.	615	47,438
Centene Corp. (a)	424	33,674
Cigna Corp.	476	82,615
Envision Healthcare Corp. (a)	144	8,126
Express Scripts Holding Co. (a)	1,441	90,202
McKesson Corp.	345	55,845
Universal Health Services, Inc., Class B	151	16,735

		590,878
Hotels, Restaurants & Leisure — 0.8%
Carnival Corp.	1,264	84,276
Household Durables — 0.6%
Toll Brothers, Inc.	431	16,594
Whirlpool Corp.	254	45,003

		61,597
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	1,619	18,067
Insurance — 3.4%
Aflac, Inc.	291	23,207
American International Group, Inc.	1,318	86,198
Axis Capital Holdings Ltd.	72	4,650
Everest Re Group Ltd.	32	8,396
Hartford Financial Services Group, Inc.	378	20,790

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	27

Schedule of Investments (continued)	iShares Edge MSCI USA Value Factor Index Fund

Common Stocks	Shares	Value
Insurance (continued)
Lincoln National Corp.	325	$23,745
Loews Corp.	295	14,361
MetLife, Inc.	1,446	79,475
Prudential Financial, Inc.	581	65,673
Unum Group	239	11,981
XL Group Ltd.	296	13,142

		351,618
IT Services — 0.4%
DXC Technology Co.	494	38,563
Machinery — 1.4%
AGCO Corp.	645	46,458
Cummins, Inc.	612	102,587

		149,045
Media — 0.6%
News Corp., Class A	2,515	35,961
Viacom, Inc., Class B	749	26,120

		62,081
Metals & Mining — 0.8%
Freeport-McMoRan, Inc. (a)	1,480	21,623
Newmont Mining Corp.	790	29,327
Nucor Corp.	408	23,472
Steel Dynamics, Inc.	201	7,117

		81,539
Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc.	1,419	63,723
Multiline Retail — 1.8%
Kohl’s Corp.	1,005	41,515
Macy’s, Inc.	1,301	30,875
Nordstrom, Inc.	365	17,728
Target Corp.	1,668	94,469

		184,587
Oil, Gas & Consumable Fuels — 5.8%
Andeavor	289	28,764
Antero Resources Corp. (a)	225	4,639
Chevron Corp.	2,989	326,260
HollyFrontier Corp.	405	11,680
Marathon Oil Corp.	1,634	19,972
Marathon Petroleum Corp.	887	49,663
Murphy Oil Corp.	401	10,659
Phillips 66	688	57,620
Plains GP Holdings LP, Class A (a)	196	5,359
Valero Energy Corp.	1,324	91,247

		605,863
Paper & Forest Products — 0.2%
International Paper Co.	446	24,411
Personal Products — 0.1%
Coty, Inc., Class A	511	10,424
Pharmaceuticals — 5.6%
Allergan PLC	621	156,445
Mallinckrodt PLC (a)	388	17,770
Mylan NV (a)	1,286	50,102
Perrigo Co. PLC	230	17,232
Pfizer, Inc.	10,420	345,494

		587,043
Professional Services — 0.2%
ManpowerGroup, Inc.	166	17,573
Real Estate Investment Trusts (REITs) — 3.3%
AGNC Investment Corp.	467	9,891
Annaly Capital Management, Inc.	1,165	14,015
Colony NorthStar, Inc., Class A	2,363	34,580

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
HCP, Inc.	1,184	$37,473
Host Hotels & Resorts, Inc.	9,144	170,608
National Retail Properties, Inc.	320	12,794
VEREIT, Inc.	8,023	66,663

		346,024
Road & Rail — 1.7%
AMERCO, Inc.	19	6,994
Norfolk Southern Corp.	1,538	172,923

		179,917
Semiconductors & Semiconductor Equipment — 5.1%
Intel Corp.	9,074	321,819
Lam Research Corp.	215	34,284
Micron Technology, Inc. (a)	3,247	91,278
Qorvo, Inc. (a)	268	18,374
QUALCOMM, Inc.	1,300	69,094

		534,849
Software — 0.5%
CA, Inc.	530	16,420
Nuance Communications, Inc. (a)	404	6,972
Symantec Corp.	863	26,713

		50,105
Specialty Retail — 2.0%
Bed Bath & Beyond, Inc.	686	20,511
Best Buy Co., Inc.	1,530	89,202
Dick’s Sporting Goods, Inc.	272	10,157
Foot Locker, Inc.	355	16,753
Gap, Inc.	1,022	24,330
Signet Jewelers Ltd.	102	6,238
Staples, Inc.	3,709	37,636

		204,827
Technology Hardware, Storage & Peripherals — 11.7%
Apple, Inc.	6,541	972,694
Hewlett Packard Enterprise Co.	3,810	66,696
HP, Inc.	3,123	59,630
NetApp, Inc.	807	35,040
Seagate Technology PLC	731	24,094
Western Digital Corp.	599	50,987
Xerox Corp.	606	18,586

		1,227,727
Textiles, Apparel & Luxury Goods — 0.5%
Michael Kors Holdings Ltd. (a)	398	14,467
PVH Corp.	245	29,107
Ralph Lauren Corp.	76	5,749

		49,323
Trading Companies & Distributors — 0.8%
United Rentals, Inc. (a)	689	81,726
Total Common Stocks — 99.2%		10,413,413
Investment Companies — 0.5%
iShares Edge MSCI USA Value Factor ETF (b)	694	52,071
Total Long-Term Investments (Cost — $10,017,742) — 99.7%		10,465,484

See Notes to Financial Statements.

28	BLACKROCK FUNDS	JULY 31, 2017

Schedule of Investments (concluded)	iShares Edge MSCI USA Value Factor Index Fund

Short-Term Securities	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.99%, (b)(c)	8,233	$8,233
Total Short-Term Securities (Cost — $8,233) — 0.1%		8,233
Total Investments (Cost — $10,025,975) — 99.8%		10,473,717
Other Assets Less Liabilities — 0.2%		22,923

Net Assets — 100.0%		$10,496,640

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	During the period ended July 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Shares Purchased		Shares Sold	Shares Held at July 31, 2017	Value at July 31, 2017	Income	Net Realized Loss	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	8,233	[1]		8,233	$8,233	$9	—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class*	—	—		—	—	—	62	—	—
iShares Edge MSCI USA Value Factor ETF	—	1,999		(1,305)	694	52,071	726	$(932)	$1,164
Total						$60,304	$797	$(932)	$1,164

* No longer held by the Fund as of period end.
[1] Represents net shares purchased for the period December 20, 2016, the commencement of operations, to July 31, 2017.

(c)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks[1]	$10,413,413	—	—	$10,413,413
Investment Companies	52,071	—	—	52,071
Short-Term Securities	8,233	—	—	8,233

Total	$10,473,717	—	—	$10,473,717

[1] See above Schedule of Investments for values in each sector.

During the period ended July 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	29

Statements of Assets and Liabilities

July 31, 2017	iShares Edge MSCI USA Momentum Factor Index Fund	iShares Edge MSCI USA Quality Factor Index Fund	iShares Edge MSCI USA Size Factor Index Fund	iShares Edge MSCI USA Value Factor Index Fund

Assets
Investments at value — unaffiliated[1]	$11,666,984	$10,895,898	$10,741,930	$10,413,413
Investments at value — affiliated[2]	295,165	23,780	288,622	60,304
Cash pledged for futures contracts	4,000	—	—	—
Cash	10	—	—	—
Receivables:
Investment adviser	54,879	54,737	54,034	55,292
Capital shares sold	6,000	—	—	—
Dividends — unaffiliated	4,811	7,109	7,827	8,860
Dividends — affiliated	42	22	16	18
Securities lending income — affiliated	5	—	104	—
Deferred offering costs	24,700	24,700	24,700	24,700
Prepaid expenses	5,320	5,320	5,320	5,318

Total assets	12,061,916	11,011,566	11,122,553	10,567,905

Liabilities
Cash collateral on securities loaned at value[3]	21,803	—	204,617	—
Payables:
Professional fees	38,338	38,338	38,242	38,339
Offering costs payable	23,351	13,550	23,440	23,371
Printing fees	5,009	4,591	4,971	4,992
Officer’s and Trustees’ fees	2,190	2,167	2,126	2,171
Variation margin on futures contracts	555	—	—	—
Other accrued expenses	2,230	2,190	4,808	2,392

Total liabilities	93,476	60,836	278,204	71,265

Net Assets	$11,968,440	$10,950,730	$10,844,349	$10,496,640

Net Assets Consist of
Paid-in capital	$10,002,199	$10,021,708	$9,996,493	$9,996,449
Undistributed net investment income	13,482	15,953	17,028	19,327
Accumulated net realized gain	754,112	186,305	64,299	33,122
Net unrealized appreciation (depreciation)	1,198,647	726,764	766,529	447,742

Net Assets	$11,968,440	$10,950,730	$10,844,349	$10,496,640

[1] Investments at cost — unaffiliated	$10,479,243	$10,169,355	$9,978,764	$9,966,835
[2] Investments at cost — affiliated	$283,011	$23,559	$285,259	$59,140
[3] Securities loaned at value	$20,469	—	$200,148	—

See Notes to Financial Statements.

30	BLACKROCK FUNDS	JULY 31, 2017

Statements of Assets and Liabilities (concluded)

July 31, 2017	iShares Edge MSCI USA Momentum Factor Index Fund	iShares Edge MSCI USA Quality Factor Index Fund	iShares Edge MSCI USA Size Factor Index Fund	iShares Edge MSCI USA Value Factor Index Fund

Net Assets
Institutional:
Net assets	$125,618	$109,248	$108,439	$104,962

Shares outstanding	10,502	10,000	10,000	10,000

Net asset value	$11.96	$10.92	$10.84	$10.50

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Class K:
Net assets	$11,842,822	$10,841,482	$10,735,910	$10,391,678

Shares outstanding	990,000	992,327	990,000	990,000

Net asset value	$11.96	$10.93	$10.84	$10.50

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	31

Statements of Operations

Period December 20, 2016[1] to July 31, 2017	iShares Edge MSCI USA Momentum Factor Index Fund	iShares Edge MSCI USA Quality Factor Index Fund	iShares Edge MSCI USA Size Factor Index Fund	iShares Edge MSCI USA Value Factor Index Fund

Investment Income
Dividends — unaffiliated	$96,179	$114,726	$125,866	$148,006
Dividends — affiliated	689	268	662	797
Securities lending income — affiliated — net	5	—	181	—
Foreign taxes withheld	(36)	(30)	(89)	—

Total investment income	96,837	114,964	126,620	148,803

Expenses
Organization and offering	43,585	43,585	43,585	43,585
Professional	39,301	39,301	39,205	39,301
Printing	13,425	13,005	13,385	13,405
Officer and Trustees	6,968	6,940	6,898	6,940
Investment advisory	5,341	5,152	5,102	4,998
Registration	2,062	2,062	2,062	2,062
Custodian	1,359	1,359	5,400	1,572
Transfer agent — class specific	505	505	505	505
Miscellaneous	4,379	4,380	4,361	4,380

Total expenses	116,925	116,289	120,503	116,748
Less:
Fees waived by the Manager	(5,341)	(5,152)	(5,102)	(4,999)
Other expenses reimbursed by the Manager	(101,065)	(100,971)	(105,328)	(101,873)
Transfer agent fees waived and/or reimbursed — class specific	(473)	(474)	(475)	(475)

Total expenses after fees waived and/or reimbursed	10,046	9,692	9,598	9,401

Net investment income	86,791	105,272	117,022	139,402

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	753,919	185,693	62,005	34,054
Investments — affiliated	198	612	2,294	(932)
Futures contracts	(5)	—	—	—

	754,112	186,305	64,299	33,122

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	1,187,741	726,543	763,166	446,578
Investments — affiliated	12,154	221	3,363	1,164
Futures contracts	(1,248)	—	—	—

	1,198,647	726,764	766,529	447,742

Net realized and unrealized gain	1,952,759	913,069	830,828	480,864

Net Increase in Net Assets Resulting from Operations	$2,039,550	$1,018,341	$947,850	$620,266

[1] Commencement of operations.

See Notes to Financial Statements.

32	BLACKROCK FUNDS	JULY 31, 2017

Statements of Changes in Net Assets

	iShares Edge MSCI USA Momentum Factor Index Fund	iShares Edge MSCI USA Quality Factor Index Fund
Increase (Decrease) in Net Assets:	Period December 20, 2016[1] to July 31, 2017	Period December 20, 2016[1] to July 31, 2017

Operations
Net investment income	$86,791	$105,272
Net realized gain	754,112	186,305
Net change in unrealized appreciation (depreciation)	1,198,647	726,764

Net increase in net assets resulting from operations	2,039,550	1,018,341

Distributions to Shareholders[2]
From net investment income:
Institutional	(743)	(902)
Class K	(76,367)	(92,099)

Decrease in net assets resulting from distributions to shareholders	(77,110)	(93,001)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	10,006,000	10,025,390

Net Assets
Total increase in net assets	11,968,440	10,950,730
Beginning of period	—	—

End of period	$11,968,440	$10,950,730

Undistributed net investment income, end of period	$13,482	$15,953

[1] Commencement of operations.
[2] Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	33

Statements of Changes in Net Assets

	iShares Edge MSCI USA Size Factor Index Fund	iShares Edge MSCI USA Value Factor Index Fund
Increase (Decrease) in Net Assets:	Period December 20, 2016[1] to July 31, 2017	Period December 20, 2016[1] to July 31, 2017

Operations
Net investment income	$117,022	$139,402
Net realized gain	64,299	33,122
Net change in unrealized appreciation (depreciation)	766,529	447,742

Net increase in net assets resulting from operations	947,850	620,266

Distributions to Shareholders[2]
From net investment income:
Institutional	(1,008)	(1,210)
Class K	(102,493)	(122,416)

Decrease in net assets resulting from distributions to shareholders	(103,501)	(123,626)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	10,000,000	10,000,000

Net Assets
Total increase in net assets	10,844,349	10,496,640
Beginning of period	—	—

End of period	$10,844,349	$10,496,640

Undistributed net investment income, end of period	$17,028	$19,327

[1] Commencement of operations.
[2] Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Financial Statements.

34	BLACKROCK FUNDS	JULY 31, 2017

Financial Highlights	iShares Edge MSCI USA Momentum Factor Index Fund

	Period December 20, 2016[1] to July 31, 2017
	Institutional	Class K

Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00

Net investment income[2]	0.08	0.09
Net realized and unrealized gain	1.95	1.95

Net increase from investment operations	2.03	2.04

Distributions from net investment income[3]	(0.07)	(0.08)

Net asset value, end of period	$11.96	$11.96

Total Return[4,5]
Based on net asset value	20.40%	20.43%

Ratios to Average Net Assets
Total expenses[6,7]	1.38%	1.28%

Total expenses after fees waived and/or reimbursed[6]	0.20%	0.15%

Net investment income[6]	1.25%	1.30%

Supplemental Data
Net assets, end of period (000)	$126	$11,843

Portfolio turnover rate	68%	68%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]

Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.85% and 1.75%, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	35

Financial Highlights (continued)	iShares Edge MSCI USA Quality Factor Index Fund

	Period December 20, 2016[1] to July 31, 2017
	Institutional	Class K

Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00

Net investment income[2]	0.10	0.11
Net realized and unrealized gain	0.91	0.91

Net increase from investment operations	1.01	1.02

Distributions from net investment income[3]	(0.09)	(0.09)

Net asset value, end of period	$10.92	$10.93

Total Return[4,5,6]
Based on net asset value	10.12%	10.25%

Ratios to Average Net Assets
Total expenses[7,8]	1.42%	1.32%

Total expenses after fees waived and/or reimbursed[7]	0.20%	0.15%

Net investment income[7]	1.59%	1.64%

Supplemental Data
Net assets, end of period (000)	$109	$10,841

Portfolio turnover rate	18%	18%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]

For the period shown, the Fund was not managed to the MSCI USA Sector Neutral Quality Index and the Fund’s total returns are the returns of the Fund when it inadvertently tracked the MSCI USA Quality Index.

[7]	Annualized.

[8]

Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.90% and 1.80%, respectively.

See Notes to Financial Statements.

36	BLACKROCK FUNDS	JULY 31, 2017

Financial Highlights (continued)	iShares Edge MSCI USA Size Factor Index Fund

	Period December 20, 2016[1] to July 31, 2017
	Institutional	Class K

Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00

Net investment income[2]	0.11	0.11
Net realized and unrealized gain	0.83	0.83

Net increase from investment operations	0.94	0.94

Distributions from net investment income[3]	(0.10)	(0.10)

Net asset value, end of period	$10.84	$10.84

Total Return[4,5]
Based on net asset value	9.44%	9.47%

Ratios to Average Net Assets
Total expenses6.7	1.50%	1.40%

Total expenses after fees waived and/or reimbursed[6]	0.20%	0.15%

Net investment income[6]	1.79%	1.74%

Supplemental Data
Net assets, end of period (000)	$108	$10,736

Portfolio turnover rate	9%	9%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]

Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.99% and 1.89%, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2017	37

Financial Highlights (concluded)	iShares Edge MSCI USA Value Factor Index Fund

	Period December 20, 2016[1] to July 31, 2017
	Institutional	Class K

Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00

Net investment income[2]	0.14	0.14
Net realized and unrealized gain	0.48	0.48

Net increase from investment operations	0.62	0.62

Distributions from net investment income[3]	(0.12)	(0.12)

Net asset value, end of period	$10.50	$10.50

Total Return[4,5]
Based on net asset value	6.24%	6.27%

Ratios to Average Net Assets
Total expenses[6,7]	1.47%	1.37%

Total expenses after fees waived and/or reimbursed[6]	0.20%	0.15%

Net investment income[6]	2.18%	2.23%

Supplemental Data
Net assets, end of period (000)	$105	$10,392

Portfolio turnover rate	10%	10%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]

Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.97% and 1.87%, respectively.

See Notes to Financial Statements.

38	BLACKROCK FUNDS	JULY 31, 2017

Notes to Financial Statements

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
iShares Edge MSCI USA Momentum Factor Index Fund	Momentum Factor Index Fund	Diversified
iShares Edge MSCI USA Quality Factor Index Fund	Quality Factor Index Fund	Non-diversified
iShares Edge MSCI USA Size Factor Index Fund	Size Factor Index Fund	Diversified
iShares Edge MSCI USA Value Factor Index Fund	Value Factor Index Fund	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None

On February 24, 2017, the Board of Trustees of the Trust (the “Board”) approved a name change from BlackRock USA Momentum Factor Index Fund, BlackRock USA Quality Factor Index Fund, BlackRock USA Size Factor Index Fund and BlackRock USA Value Factor Index Fund to iShares Edge MSCI USA Momentum Factor Index Fund, iShares Edge MSCI USA Quality Factor Index Fund, iShares Edge MSCI USA Size Factor Index Fund and iShares Edge MSCI USA Value Factor Index Fund, respectively.

The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Funds were expensed by the Funds and reimbursed by the Manager. The Manager reimbursed each Fund $2,500, which is shown as expenses reimbursed by the Manager in the Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations.

SEC Reporting Modernization: The U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended other rules to enhance the reporting and disclosure of information by registered investment companies. As part of these changes, the SEC amended Regulation S-X to standardize and enhance disclosures in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

The Funds may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

BLACKROCK FUNDS	JULY 31, 2017	39

Notes to Financial Statements (continued)

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities

40	BLACKROCK FUNDS	JULY 31, 2017

Notes to Financial Statements (continued)

for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities lending agreements by counterparty which are subject to offset under an MSLA:

Momentum Factor Index Fund
	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
JPMorgan Securities LLC	$20,469	$(20,469)	—

Size Factor Index Fund
	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Citigroup Global Markets, Inc	$36,609	$(36,609)	—
Credit Suisse Securities (USA) LLC	19,828	(19,828)
Jefferies LLC	2,844	(2,844)	—
JPMorgan Securities LLC	24,773	(24,773)	—
Morgan Stanley	116,094	(116,094)	—

	$200,148	$(200,148)	—

[1]

Cash collateral with a value of $21,803 and $204,617, respectively, has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BTC. BTC’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

BLACKROCK FUNDS	JULY 31, 2017	41

Notes to Financial Statements (continued)

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund:

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to 0.08%, respectively, of the average daily value of each Fund’s net assets.

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds.

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

For the period ended July 31, 2017, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Class K	Total
Momentum Factor Index Fund	$68	$437	$505
Quality Factor Index Fund	$68	$437	$505
Size Factor Index Fund	$68	$437	$505
Value Factor Index Fund	$68	$437	$505

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). These amounts are included in fees waived by the Manager in the Statements of Operations. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation caps, as applicable, will be reduced by the amount of the affiliated money market fund waiver. For the period ended July 31, 2017, the amounts waived were as follows:

Amount Waived
Momentum Factor Index Fund	$12
Quality Factor Index Fund	$7
Size Factor Index Fund	$9
Value Factor Index Fund	$8

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through November 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Funds. These amounts are included in fees waived

42	BLACKROCK FUNDS	JULY 31, 2017

Notes to Financial Statements (continued)

by the Manager in the Statements of Operations. For the period ended July 31, 2017, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

Amount Waived
Momentum Factor Index Fund	$34
Quality Factor Index Fund	$7
Size Factor Index Fund	$12
Value Factor Index Fund	$18

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

	Institutional	Class K
Momentum Factor Index Fund	0.20%	0.15%
Quality Factor Index Fund	0.20%	0.15%
Size Factor Index Fund	0.20%	0.15%
Value Factor Index Fund	0.20%	0.15%

The Manager has agreed not to reduce or discontinue these contractual expense limitations through November 30, 2027, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Funds.

These amounts waived and/or reimbursed are included in fees waived by the Manager, and shown as transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the period ended July 31, 2017, the amounts waived and/or reimbursed by the Manager were as follows:

	Fees Waived by the Manager	Other Expenses Reimbursed by the Manager
Momentum Factor Index Fund	$5,295	$98,565
Quality Factor Index Fund	$5,138	$98,471
Size Factor Index Fund	$5,081	$102,828
Value Factor Index Fund	$4,973	$99,373

For the period ended July 31, 2017, class specific expense waivers and/or reimbursements were as follows:

Transfer Agent Fees Waived and/or Reimbursed	Institutional	Class K	Total
Momentum Factor Index Fund	$36	$437	$473
Quality Factor Index Fund	$37	$437	$474
Size Factor Index Fund	$38	$437	$475
Value Factor Index Fund	$38	$437	$475

With respect to the contractual expense caps, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense cap for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a)	The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.

(b)	The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	Each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and

•	The Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

In the event the expense cap for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense cap for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense cap for that share class.

BLACKROCK FUNDS	JULY 31, 2017	43

Notes to Financial Statements (continued)

On July 31, 2017, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Momentum Factor Index Fund	Quality Factor Index Fund	Size Factor Index Fund	Value Factor Index Fund
Fund Level	$103,860	$103,609	$107,909	$104,346
Institutional	$36	$37	$38	$38
Class K	$437	$437	$437	$437

Securities Lending: The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bears to an annual rate of 0.04%. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% on the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the period ended July 31, 2017, each Fund paid BTC the following amounts for securities lending agent services and collateral investment fees:

	Momentum Factor Index Fund	Size Factor Index Fund
BTC	$2	$61

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended July 31, 2017, the Funds did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

7. Purchases and Sales:

For the period ended July 31, 2017, purchases and sales of investments, excluding short-term securities, were as follows:

	Momentum Factor Index Fund	Quality Factor Index Fund	Size Factor Index Fund	Value Factor Index Fund
Purchases	$17,270,332	$11,869,005	$10,895,686	$10,975,395
Sales	$7,400,702	$1,866,568	$916,628	$990,776

44	BLACKROCK FUNDS	JULY 31, 2017

Notes to Financial Statements (continued)

8. Income Tax Information:

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for the period ended July 31, 2017.

Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable to non-deductible expenses were reclassified to the following accounts:

	Momentum Factor Index Fund	Quality Factor Index Fund	Size Factor Index Fund	Value Factor Index Fund
Paid-in capital	$(3,801)	$(3,682)	$(3,507)	$(3,551)
Undistributed net investment income	$3,801	$3,682	$3,507	$3,551

The tax character of distributions was as follows:

		Momentum Factor Index Fund	Quality Factor Index Fund	Size Factor Index Fund	Value Factor Index Fund
Ordinary income.	07/31/17	$77,110	$93,001	$103,501	$123,626

As of period end, the tax components of accumulated net earnings (losses) were as follows:

	Momentum Factor Index Fund	Quality Factor Index Fund	Size Factor Index Fund	Value Factor Index Fund
Undistributed ordinary income	$766,400	$202,258	$81,565	$53,060
Undistributed long-term capital gains	—	—	4	—
Net unrealized gains/losses[1]	1,199,841	726,764	766,287	447,131

Total	$1,966,241	$929,022	$847,856	$500,191

[1]

The differences between book-basis and tax-basis net unrealized gains were attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on certain futures contracts.

As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

	Momentum Factor Index Fund	Quality Factor Index Fund	Size Factor Index Fund	Value Factor Index Fund
Tax cost	$10,762,308	$10,192,914	$10,264,265	$10,026,586

Gross unrealized appreciation	$1,305,085	$1,019,492	$1,055,552	$761,611
Gross unrealized depreciation	(105,244)	(292,728)	(289,265)	(314,480)

Net unrealized appreciation (depreciation)	$1,199,841	$726,764	$766,287	$447,131

9. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the period ended July 31, 2017, the Funds did not borrow under the credit agreement.

BLACKROCK FUNDS	JULY 31, 2017	45

Notes to Financial Statements (continued)

10. Principal Risks:

In the normal course of business, certain Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities may also be affected by one or all of the following: (i) general economy; (ii) overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; and (iv) currency, interest rate and price fluctuations.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: As of period end, Momentum Factor Index Fund and Quality Factor Index Fund invested a significant portion of their assets in securities in the Information Technology sector. Momentum Factor Index Fund also invested a significant portion of its assets in securities in the Financials sector. Changes in economic conditions affecting such sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

46	BLACKROCK FUNDS	JULY 31, 2017

Notes to Financial Statements (continued)

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Period December 20, 2016[1] to July 31, 2017
Momentum Factor Index Fund	Shares	Amount
Institutional
Shares sold	10,502	$106,000
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	—

Net increase	10,502	$106,000

Class K
Shares sold	990,000	$9,900,000
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	—

Net increase	990,000	$9,900,000

Total Increase	1,000,502	$10,006,000

	Period December 20, 2016[1] to July 31, 2017
Quality Factor Index Fund	Shares	Amount
Institutional
Shares sold	10,000	$100,000
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	—

Net increase	10,000	$100,000

Class K
Shares sold	992,317	$9,925,275
Shares issued in reinvestment of distributions	10	115
Shares redeemed	—	—

Net increase	992,327	$9,925,390

Total Increase	1,002,327	$10,025,390

	Period December 20, 2016[1] to July 31, 2017
Size Factor Index Fund	Shares	Amount
Institutional
Shares sold	10,014	$100,150
Shares issued in reinvestment of distributions	—	—
Shares redeemed	(14)	(150)

Net increase	10,000	$100,000

Class K
Shares sold	990,000	$9,900,000
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	—

Net increase	990,000	$9,900,000

Total Increase	1,000,000	$10,000,000

BLACKROCK FUNDS	JULY 31, 2017	47

Notes to Financial Statements (concluded)

	Period December 20, 2016[1] to July 31, 2017
Value Factor Index Fund	Shares	Amount
Institutional
Shares sold	10,000	$100,000
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	—

Net increase	10,000	$100,000

Class K
Shares sold	990,000	$9,900,000
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	—

Net increase	990,000	$9,900,000

Total Increase	1,000,000	$10,000,000

[1]	Commencement of operations.

At July 31, 2017, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

	Institutional	Class K
Momentum Factor Index Fund	10,000	990,000
Quality Factor Index Fund	10,000	990,000
Size Factor Index Fund	10,000	990,000
Value Factor Index Fund	10,000	990,000

12. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

48	BLACKROCK FUNDS	JULY 31, 2017

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds and Shareholders of iShares Edge MSCI USA Momentum Factor Index Fund, iShares Edge MSCI USA Quality Factor Index Fund, iShares Edge MSCI USA Size Factor Index Fund and iShares Edge MSCI USA Value Factor Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Edge MSCI USA Momentum Factor Index Fund, iShares Edge MSCI USA Quality Factor Index Fund, iShares Edge MSCI USA Size Factor Index Fund and iShares Edge MSCI USA Value Factor Index Fund (the “Funds”), each a series of BlackRock Funds, as of July 31, 2017, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period December 20, 2016 (commencement of operations) through July 31, 2017, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of July 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

September 27, 2017

Important Tax Information (Unaudited)

During fiscal year ended July 31, 2017, the following information is provided with respect to the ordinary income distributions paid by the Funds.

	Payable Date	Momentum Factor Index Fund	Quality Factor Index Fund	Size Factor Index Fund	Value Factor Index Fund
Qualified Dividend Income for Individuals[1]	01/04/17	100.00%	100.00%	100.00%	100.00%
	04/13/17	10.64%	38.26%	53.26%	77.43%
	07/21/17	10.64%	38.26%	53.26%	77.43%
Dividends Qualifying for the Dividend Received Deduction for Corporations[1]	01/04/17	100.00%	100.00%	100.00%	100.00%
	04/13/17	9.76%	36.63%	49.54%	74.13%
	07/21/17	9.76%	36.63%	49.54%	74.13%

[1]	The Funds hereby designate the percentage indicated above or the maximum amount allowable by law.

BLACKROCK FUNDS	JULY 31, 2017	49

Officers and Trustees

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served³	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[2]
Rodney D. Johnson 1941	Chair of the Board and Trustee	Since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 144 Portfolios	None
Susan J. Carter 1956	Trustee	Since 2016	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016; Trustee, Financial Accounting Foundation since 2017.	26 RICs consisting of 144 Portfolios	None
Collette Chilton 1958	Trustee	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 144 Portfolios	None
Neil A. Cotty 1954	Trustee	Since 2016	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 144 Portfolios	None
Cynthia A. Montgomery 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 144 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee	Since 2007	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 144 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 144 Portfolios	None
Mark Stalnecker 1951	Trustee	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 144 Portfolios	None
Kenneth L. Urish 1951	Trustee	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 144 Portfolios	None
Claire A. Walton 1957	Trustee	Since 2016	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 144 Portfolios	None

50	BLACKROCK FUNDS	JULY 31, 2017

Officers and Trustees (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served³	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[2]
Frederick W. Winter 1945	Trustee	Since 2007	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 144 Portfolios	None
Interested Trustees[4]
Barbara G. Novick 1960	Trustee	Since 2015	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock's Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	101 RICs consisting of 219 Portfolios	None
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	128 RICs consisting of 317 Portfolios	None
[1] The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[2]    Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

[3]    Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the Board in 2007, those Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

[4]    Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock and its affiliates. Ms. Novick and Mr. Perlowski are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Ms. Novick is a board member of the BlackRock Closed-End Complex and Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex.

BLACKROCK FUNDS	JULY 31, 2017	51

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers Who Are Not Trustees[2]
Thomas Callahan 1968	Vice President	Since 2016	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust's Officers and Trustees is available in the Trust's Statement of Additional Information, which can be obtained without charge by calling (800) 537-4942.

Investment Adviser BlackRock Fund Advisors San Francisco, CA 94105	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02111 Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Distributor BlackRock Investments, LLC New York, NY 10022 Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Legal Counsel Sidley Austin LLP New York, NY 10019 Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

52	BLACKROCK FUNDS	JULY 31, 2017

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 537-4942.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 537-4942.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 537-4942; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 537-4942; and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

BLACKROCK FUNDS	JULY 31, 2017	53

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

54	BLACKROCK FUNDS	JULY 31, 2017

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

FACTOR-7/17-AR

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to clarify an inconsistency in to whom persons covered by the code should report suspected violations of the code. The amendment clarifies that such reporting should be made to BlackRock’s General Counsel, and retains the alternative option of anonymous reporting following “whistleblower” policies. Other non-material changes were also made in connection with this amendment. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-441-7762.

Item 3 –	Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Advantage Emerging Markets Fund (Formerly BlackRock Emerging Markets Long/Short Equity Fund)	$50,000	$52,000	$0	$0	$0	$0	$0	$0
BlackRock Global Long/Short Equity Fund	$64,000	$62,000	$0	$4,000	$0	$0	$0	$0
iShares Edge MSCI Multifactor Intl Index Fund (Formerly BlackRock Multifactor International Index Fund)	$21,800	$19,800	$0	$0	$0	$0	$0	$0
iShares Edge MSCI Multifactor USA Index Fund (Formerly BlackRock Multifactor USA Index Fund)	$21,800	$19,800	$0	$0	$0	$0	$0	$0

iShares Edge MSCI Min Vol EAFE Index Fund (Formerly BlackRock Min Vol EAFE Index Fund)	$21,800	$19,800	$0	$0	$0	$0	$0	$0
iShares Edge MSCI Min Vol USA Index Fund (Formerly BlackRock Min Vol USA Index Fund)	$21,800	$19,800	$0	$0	$0	$0	$0	$0
iShares Edge MSCI USA Momentum Factor Index Fund (Formerly BlackRock USA Momentum Factor Index Fund)	$22,000	N/A	$0	N/A	$0	N/A	$0	N/A
iShares Edge MSCI USA Quality Factor Index Fund (Formerly BlackRock USA Quality Factor Index Fund)	$22,000	N/A	$0	N/A	$0	N/A	$0	N/A
iShares Edge MSCI USA Size Factor Index Fund (Formerly BlackRock USA Size Factor Index Fund)	$22,000	N/A	$0	N/A	$0	N/A	$0	N/A
iShares Edge MSCI USA Value Factor Index Fund (Formerly BlackRock USA Value Factor Index Fund)	$22,000	N/A	$0	N/A	$0	N/A	$0	N/A
iShares MSCI Asia ex Japan Index Fund (Formerly BlackRock MSCI Asia ex Japan Index Fund)	$22,140	$22,340	$5,000	$0	$0	$0	$0	$0
iShares MSCI Developed World Index Fund (Formerly BlackRock MSCI World Index Fund)	$22,140	$22,340	$0	$0	$0	$0	$0	$0
iShares Russell Mid-Cap Index Fund (Formerly BlackRock Midcap Index Fund)	$22,140	$22,340	$0	$0	$0	$0	$0	$0
iShares Russell Small/Mid-Cap Index Fund (Formerly Blackrock Small/Mid Cap Index Fund)	$21,800	$20,000	$0	$0	$0	$0	$0	$0
iShares Total U.S. Stock Market Index Fund (Formerly BlackRock Total Stock Market Index Fund)	$21,800	$20,000	$0	$0	$0	$0	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-

adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) ) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Advantage Emerging Markets Fund (Formerly BlackRock Emerging Markets Long/Short Equity Fund)	$0	$0
BlackRock Global Long/Short Equity Fund	$0	$4,000
iShares Edge MSCI Multifactor Intl Index Fund (Formerly BlackRock Multifactor International Index Fund)	$0	$0
iShares Edge MSCI Multifactor USA Index Fund (Formerly BlackRock Multifactor USA Index Fund)	$0	$0
iShares Edge MSCI Min Vol EAFE Index Fund (Formerly BlackRock Min Vol EAFE Index Fund)	$0	$0
iShares Edge MSCI Min Vol USA Index Fund (Formerly BlackRock Min Vol USA Index Fund)	$0	$0
iShares Edge MSCI USA Momentum Factor Index Fund (Formerly BlackRock USA Momentum Factor Index Fund)	$0	$0
iShares Edge MSCI USA Quality Factor Index Fund (Formerly BlackRock USA Quality Factor Index Fund)	$0	$0
iShares Edge MSCI USA Size Factor Index Fund (Formerly BlackRock USA Size Factor Index Fund)	$0	$0
iShares Edge MSCI USA Value Factor Index Fund (Formerly BlackRock USA Value Factor Index Fund)	$0	$0
iShares MSCI Asia ex Japan Index Fund (Formerly BlackRock MSCI Asia ex Japan Index Fund)	$5,000	$0
iShares MSCI Developed World Index Fund (Formerly BlackRock MSCI World Index Fund)	$0	$0
iShares Russell Mid-Cap Index Fund (Formerly BlackRock Midcap Index Fund)	$0	$0
iShares Russell Small/Mid-Cap Index Fund (Formerly Blackrock Small/Mid Cap Index Fund)	$0	$0
iShares Total U.S. Stock Market Index Fund (Formerly BlackRock Total Stock Market Index Fund)	$0	$0

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(b) Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	October 4, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	October 4, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:	October 4, 2017